    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2013

                                                 FILE NOS. 333-97085; 811-08475

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                         [X]
                          PRE-EFFECTIVE AMENDMENT NO.                                [_]
                          POST-EFFECTIVE AMENDMENT NO. 33                            [X]

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                    [X]
                        AMENDMENT NO. 126                                            [X]


                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1
                          (EXACT NAME OF REGISTRANT)

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                              (NAME OF DEPOSITOR)

             666 THIRD AVENUE, 9TH FLOOR, NEW YORK, NEW YORK 10017 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICE, ZIP CODE)

                                (804) 281-6000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            MICHAEL D. PAPPAS, ESQ
                           ASSOCIATE GENERAL COUNSEL
                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                             6610 W. BROAD STREET
                           RICHMOND, VIRGINIA 23230
               (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

          -----------------------------------------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:


[_] immediately upon filing pursuant to paragraph (b) of Rule 485;

[X] on May 1, 2013 pursuant to paragraph (b) of Rule 485;

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485;


[_] on (date) pursuant to paragraph (a)(1) of Rule 485.

IF APPROPRIATE CHECK THE FOLLOWING BOX:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Flexible Premium Variable Deferred Annuity Contracts.

================================================================================

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1
                                PROSPECTUS FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS
                                  FORM NY1157

                                  ISSUED BY:
                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                          666 THIRD AVENUE, 9TH FLOOR
                           NEW YORK, NEW YORK 10017

                       VARIABLE ANNUITY SERVICE CENTER:
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                           TELEPHONE: (800) 313-5282

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2013, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") offered to individuals and some qualified and nonqualified retirement plans. Genworth Life Insurance Company of New York (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Selections NY" in our marketing materials. This contract (RetireReady/SM/ Selections NY) is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life of New York VA Separate Account 1 (the "Separate Account") that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):

Invesco V.I. American Franchise Fund -- Series I shares (formerly, Invesco Van
  Kampen V.I. American Franchise Fund -- Series I shares)
Invesco V.I. Comstock Fund -- Series II shares (formerly, Invesco Van Kampen
  V.I. Comstock Fund -- Series II shares)

Invesco V.I. Core Equity Fund -- Series I shares

Invesco V.I. Equity and Income Fund -- Series II shares (formerly, Invesco Van
  Kampen V.I. Equity and Income Fund -- Series II shares)

Invesco V.I. International Growth Fund -- Series II shares



ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B
AllianceBernstein Global Thematic Growth Portfolio -- Class B
AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein International Value Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B
AllianceBernstein Small Cap Growth Portfolio -- Class B

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.:
VP Inflation Protection Fund -- Class II

BLACKROCK VARIABLE SERIES FUNDS, INC.:
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares
BlackRock Value Opportunities V.I. Fund -- Class III Shares

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:

Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1
Columbia Variable Portfolio -- Marsico International Opportunities Fund --
  Class 2


EATON VANCE VARIABLE TRUST:
VT Floating-Rate Income Fund

FEDERATED INSURANCE SERIES:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Growth Opportunities Portfolio -- Service Class 2

VIP Growth Stock Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Mutual Shares Securities Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE INVESTMENTS FUNDS, INC.:
Core Value Equity Fund -- Class 1 Shares


Real Estate Securities Fund -- Class 1 Shares
Small-Cap Equity Fund -- Class 1 Shares
Total Return Fund -- Class 1 Shares/1/
Total Return Fund -- Class 3 Shares/1/
U.S. Equity Fund -- Class 1 Shares


GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Money Market Fund -- Service Shares


JANUS ASPEN SERIES:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:


Oppenheimer Capital Appreciation Fund/VA -- Service Shares

Oppenheimer Capital Income Fund/VA (formerly, Oppenheimer Balanced Fund/VA --
  Service Shares)
Oppenheimer Global Fund/VA (formerly, Oppenheimer Global Securities Fund/VA --
  Service Shares)

Oppenheimer Main Street Fund/VA -- Service Shares

Oppenheimer Main Street Small Cap Fund(R)/VA (formerly, Oppenheimer Main Street
  Small- & Mid- Cap Fund(R)/VA -- Service Shares)


PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

THE PRUDENTIAL SERIES FUND:
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares

WELLS FARGO VARIABLE TRUST:
Wells Fargo Advantage VT Omega Growth Fund -- Class 2

THE FOLLOWING PORTFOLIO IS NOT AVAILABLE FOR NEW PURCHASE PAYMENTS OR TRANSFERS OR FOR NEW CONTRACTS ISSUED ON OR AFTER NOVEMBER 15, 2004:

JANUS ASPEN SERIES:
International Growth Portfolio -- Service Shares

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2006:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Mid Cap Value Fund

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) New Discovery Series -- Service Class Shares

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2007:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):

Invesco V.I. American Franchise Fund -- Series II shares (formerly, Invesco Van
  Kampen V.I. American Franchise Fund -- Series II shares)


LEGG MASON PARTNERS VARIABLE EQUITY TRUST:

ClearBridge Variable Equity Income Portfolio -- Class II (formerly, Legg Mason
  ClearBridge Variable Equity Income Builder Portfolio -- Class II)


THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER SEPTEMBER 8, 2008:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):

Invesco V.I. Value Opportunities Fund -- Series II shares (formerly, Invesco
  Van Kampen V.I. Value Opportunities Fund -- Series II shares)


BLACKROCK VARIABLE SERIES FUNDS, INC.:
BlackRock Large Cap Growth V.I. Fund -- Class III Shares

GE INVESTMENTS FUNDS, INC:
Income Fund -- Class 1 Shares


Premier Growth Equity Fund -- Class 1 Shares
S&P 500(R) Index Fund

/1/ The Subaccount invests in Class 1 shares of the Total Return Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return Fund for contracts issued on or after May 1, 2006.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:

ClearBridge Variable Aggressive Growth Portfolio -- Class II (formerly, Legg
  Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II) ClearBridge Variable All Cap Value Portfolio -- Class I (formerly, Legg Mason
  ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I)


MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Trust Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:

Oppenheimer Discovery Mid Cap Growth Fund/VA (formerly, Oppenheimer Small- &
  Mid-Cap Growth Fund/VA -- Service Shares)


RYDEX VARIABLE TRUST:
NASDAQ-100(R) Fund

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE AS INVESTMENT OPTIONS UNDER CONTRACTS ISSUED ON OR AFTER JANUARY 5, 2009:

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares.

Not all of these Portfolios may be available in all markets.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  MAY go down in value

Both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. YOU BEAR THE INVESTMENT RISK OF INVESTING IN THE PORTFOLIOS.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Service Center at the telephone number or address listed below for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional underlying mutual fund options managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the contract is an appropriate investment for you.


A Statement of Additional Information, dated May 1, 2013, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information call us at:


                                (800) 313-5282;

                     or write us at our Service Center at:

                            6610 West Broad Street
                              Richmond, VA 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS


DEFINITIONS.........................................................................................  7

FEE TABLES..........................................................................................  9
   Examples......................................................................................... 14

SYNOPSIS............................................................................................ 14

CONDENSED FINANCIAL INFORMATION..................................................................... 17

THE COMPANY......................................................................................... 17

FINANCIAL CONDITION OF THE COMPANY.................................................................. 18

THE SEPARATE ACCOUNT................................................................................ 18
   The Portfolios................................................................................... 19
   Subaccounts...................................................................................... 20
   Voting Rights.................................................................................... 28
   Asset Allocation Program......................................................................... 28

CHARGES AND OTHER DEDUCTIONS........................................................................ 38
   Transaction Expenses............................................................................. 38
       Surrender Charge............................................................................. 38
       Exceptions to the Surrender Charge........................................................... 38
   Deductions from the Separate Account............................................................. 39
   Charges for the Living Benefit Rider Options..................................................... 39
   Charges for the Death Benefit Rider Options...................................................... 42
   Other Charges.................................................................................... 42

THE CONTRACT........................................................................................ 42
   Purchase of the Contract......................................................................... 43
   Ownership........................................................................................ 43
   Assignment....................................................................................... 44
   Purchase Payments................................................................................ 44
   Valuation Day and Valuation Period............................................................... 45
   Allocation of Purchase Payments.................................................................. 45
   Valuation of Accumulation Units.................................................................. 45

TRANSFERS........................................................................................... 45
   Transfers Before the Annuity Commencement Date................................................... 45
   Transfers Among the Subaccounts.................................................................. 46
   Telephone/Internet Transactions.................................................................. 47
   Confirmation of Transactions..................................................................... 47
   Special Note on Reliability...................................................................... 47
   Transfers by Third Parties....................................................................... 47
   Special Note on Frequent Transfers............................................................... 48
   Dollar Cost Averaging Program.................................................................... 49
   Defined Dollar Cost Averaging Program............................................................ 50
   Portfolio Rebalancing Program.................................................................... 50

SURRENDERS AND PARTIAL WITHDRAWALS.................................................................. 51
   Surrenders and Partial Withdrawals............................................................... 51
   Restrictions on Distributions from Certain Contracts............................................. 52

   Systematic Withdrawal Program....................................................................  52
   Guaranteed Minimum Withdrawal Benefit for Life Riders Options....................................  53
       Lifetime Income Plus Solution................................................................  53
       Lifetime Income Plus 2008....................................................................  66
       Lifetime Income Plus 2007....................................................................  79
       Lifetime Income Plus.........................................................................  87
       Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007...................  95

THE DEATH BENEFIT...................................................................................  96
   Distribution Provisions Upon Death of Owner or Joint Owner.......................................  96
   Death Benefit at Death of Any Annuitant Before Annuity Commencement Date.........................  96
   Basic Death Benefit..............................................................................  96
   Annual Step-Up Death Benefit Rider Option........................................................  96
   Termination of Death Benefit Rider Option When Contract Assigned or Sold.........................  97
   How to Claim Proceeds and/or Death Benefit Payments..............................................  97
   Distribution Rules...............................................................................  99

INCOME PAYMENTS..................................................................................... 100
   Optional Payment Plans........................................................................... 102
   Variable Income Payments......................................................................... 103
   Transfers After the Annuity Commencement Date.................................................... 103
   Payment Protection Rider Options................................................................. 103
       Payment Optimizer Plus....................................................................... 103
       Principal Protection Advantage............................................................... 111

TAX MATTERS......................................................................................... 118
   Introduction..................................................................................... 118
   Taxation of Non-Qualified Contracts.............................................................. 118
   Section 1035 Exchanges........................................................................... 121
   Qualified Retirement Plans....................................................................... 121
   Federal Income Tax Withholding................................................................... 125
   State Income Tax Withholding..................................................................... 125
   Tax Status of the Company........................................................................ 125
   Federal Estate, Gift and Generation-Skipping Transfer Taxes...................................... 126
   Federal Defense of Marriage Act.................................................................. 126
   Annuity Purchases by Residents of Puerto Rico.................................................... 126
   Annuity Purchases by Nonresident Aliens and Foreign Corporations................................. 126
   Foreign Tax Credits.............................................................................. 126
   Changes in the Law............................................................................... 126

REQUESTING PAYMENTS................................................................................. 126

SALE OF THE CONTRACTS............................................................................... 127

ADDITIONAL INFORMATION.............................................................................. 128
   Owner Questions.................................................................................. 128
   Return Privilege................................................................................. 128
   State Regulation................................................................................. 129
   Evidence of Death, Age, Gender, Marital Status or Survival....................................... 129
   Records and Reports.............................................................................. 129
   Other Information................................................................................ 129
   Exemption to File Periodic Reports............................................................... 129
   Legal Proceedings................................................................................ 129


APPENDIX A -- EXAMPLES OF THE AVAILABLE DEATH BENEFITS.............................................. A-1

APPENDIX B -- CONDENSED FINANCIAL INFORMATION....................................................... B-1

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

The following terms are used throughout the prospectus.

ACCUMULATION UNIT -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

ANNUITANT/JOINT ANNUITANT -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

ANNUITY COMMENCEMENT DATE -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated on your contract, unless changed by you in writing in a form acceptable to us.

ANNUITY UNIT -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

ASSET ALLOCATION MODEL -- A component of the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

BENEFIT DATE -- For the Guaranteed Minimum Withdrawal Benefit for Life Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

BENEFIT YEAR -- For the Guaranteed Minimum Withdrawal Benefit for Life Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date. For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

CODE -- The Internal Revenue Code of 1986, as amended.

CONTRACT DATE -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

CONTRACT VALUE -- The total value of all your Accumulation Units in the Subaccounts.

DESIGNATED SUBACCOUNTS -- The Subaccounts available under the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

FUND -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

GENERAL ACCOUNT -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

GROSS WITHDRAWAL -- For the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, an amount withdrawn from Contract Value, including any surrender charges, any taxes withheld and any premium taxes assessed.

INCOME START DATE -- For Principal Protection Advantage, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of Principal Protection Advantage.

INCOME START VALUE -- For Principal Protection Advantage, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

INVESTMENT STRATEGY -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options. The Investment Strategy is required in order to receive the full benefit under these rider options.

LIFETIME INCOME PLUS -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options discussed in this prospectus. Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.

LIFETIME INCOME PLUS 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options discussed in this prospectus. Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

LIFETIME INCOME PLUS 2008 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise. Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

LIFETIME INCOME PLUS SOLUTION -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal
Protection Death Benefit, as applicable, unless stated otherwise.

MAXIMUM ANNIVERSARY VALUE -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

PAYMENT OPTIMIZER PLUS -- The marketing name for the Payment Protection Variable Annuity Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

PAYMENT PROTECTION PLAN -- A series of variable income payments that are provided pursuant to the terms of Principal Protection Advantage.

PORTFOLIO -- A division of a Fund, the assets of which are separated from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all markets.

PRINCIPAL PROTECTION ADVANTAGE -- The marketing name for the Payment Protection Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

PRINCIPAL PROTECTION DEATH BENEFIT -- The death benefit provided under Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

PURCHASE PAYMENT BENEFIT AMOUNT -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

RIDER DEATH BENEFIT -- The death benefit payable under Lifetime Income Plus and Lifetime Income Plus 2007.

ROLL-UP VALUE -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

SEPARATE ACCOUNT -- Genworth Life of New York VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

SERVICE CENTER -- The office to which all written and telephone inquiries concerning the contract or the Portfolios should be made: 6610 West Broad Street, Richmond, Virginia 23230, (800) 313-5282. The term "we" may be used throughout this prospectus in connection with calculation of Contract Value; in these instances, the term "we" has the same meaning as the Service Center.

SUBACCOUNT -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all markets. A subaccount may be referred to as Investment Subdivision in your contract and/or marketing materials.

SURRENDER VALUE -- The value of your contract as of the date we receive your written request to surrender at our Service Center, less any applicable surrender charge, premium tax and any optional benefit charges.

VALUATION DAY -- Any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

WITHDRAWAL BASE -- An amount used to establish the Withdrawal Limit for benefits under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus Solution).

WITHDRAWAL FACTOR -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

WITHDRAWAL LIMIT -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
----------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Number of              Surrender Charge as
 payments withdrawn or surrendered)                Completed Years        a Percentage of the
                                                   Since We Received the  Purchase Payment
                                                   Purchase Payment       Withdrawn or
                                                                          Surrendered/1/
                                                   -------------------------------------------
                                                            0                     6%
                                                            1                     5%
                                                            2                     4%
                                                            3                     2%
                                                        4 or more                 0%
----------------------------------------------------------------------------------------------
 Transfer Charge                                                  $10.00/2 /
----------------------------------------------------------------------------------------------

/1/You may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from purchase payments in the contract and then from any gain earned. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/2/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts after the first transfer in a calendar month.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.


PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES
--------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS IN
 THE SEPARATE ACCOUNT)
--------------------------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                                   1.55%
--------------------------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                                       0.15%
--------------------------------------------------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                       1.70%
--------------------------------------------------------------------------------------------------------------------
LIVING BENEFIT RIDER OPTIONS/1/ (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS IN
 THE SEPARATE ACCOUNT)
--------------------------------------------------------------------------------------------------------------------
                                                                  Current Charge             Maximum Charge/2/
                                                             -------------------------------------------------------
Lifetime Income Plus/3/
 Single Annuitant Contract                                             0.60%                       2.00%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.75%                       2.00%
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/4/
 Single Annuitant Contract                                             0.75%                       2.00%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.85%                       2.00%
--------------------------------------------------------------------------------------------------------------------
Principal Protection Advantage/5/                                      0.40%                       1.00%
--------------------------------------------------------------------------------------------------------------------
Payment Optimizer Plus/6/
 Single Annuitant Contract                                             0.50%                       1.25%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.65%                       1.25%
--------------------------------------------------------------------------------------------------------------------
LIVING BENEFIT RIDER OPTIONS/1,7/
--------------------------------------------------------------------------------------------------------------------
                                                                 Current Charge/8/          Maximum Charge/2,8/
                                                             -------------------------------------------------------
Lifetime Income Plus 2008 without the Principal Protection
 Death Benefit
 Single or Joint Annuitant Contract                          1.25% of benefit base       2.00% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection
Death Benefit -- Annuitant Age 45-70
 Single or Joint Annuitant Contract                          1.25% of benefit base PLUS  2.00% of benefit base PLUS
                                                             0.15% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection
Death Benefit -- Annuitant Age 71-85
 Single or Joint Annuitant Contract                          1.25% of benefit base PLUS  2.00% of benefit base PLUS
                                                             0.40% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
                                                                 Current Charge/9/          Maximum Charge/2,9/
                                                             -------------------------------------------------------
Lifetime Income Plus Solution without the Principal
 Protection Death Benefit
 Single or Joint Annuitant Contract                          1.25% of benefit base       2.00% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection
Death Benefit -- Annuitant Age 45-70
 Single or Joint Annuitant Contract                          1.25% of benefit base PLUS  2.00% of benefit base PLUS
                                                             0.20% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection
Death Benefit -- Annuitant Age 71-85
 Single or Joint Annuitant Contract                          1.25% of benefit base PLUS  2.00% of benefit base PLUS
                                                             0.50% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------

DEATH BENEFIT RIDER OPTIONS (AS A PERCENTAGE OF YOUR CONTRACT VALUE AT THE
 TIME THE CHARGE IS TAKEN)/10/
-----------------------------------------------------------------------------------------------
                                                             Current Charge  Maximum Charge/2/
                                                             ----------------------------------
Annual Step-Up Death Benefit Rider Option                        0.20%            0.20%
-----------------------------------------------------------------------------------------------


/1/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/2/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/3/Lifetime Income Plus is not available for contracts issued on or after May
   1, 2007.

/4/Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

/5/Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

/6/Payment Optimizer Plus is not available for contracts issued after October
   17, 2008.

/7/We assess a charge for the guaranteed minimum withdrawal benefit provided by Lifetime Income Plus 2008 and Lifetime Income Plus Solution. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

 If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

 The charges for each rider will be deducted at the end of the calendar quarter.

 Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.




/8/The current and maximum charges reflected in the fee table for Lifetime
   Income Plus 2008 are for those contracts that reset their Withdrawal Base on or after December 3, 2012. The current and maximum charges for Lifetime Income Plus 2008 for those contracts that have not reset their Withdrawal Base on or after December 3, 2012 are as follows:



                                               Current Charge            Maximum Charge/2/
                                         -------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single Annuitant Contract               0.75% of benefit base       2.00% of benefit base
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single Annuitant Contract               0.75% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single Annuitant Contract               0.75% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

/9/The current and maximum charges reflected in the fee table for Lifetime
   Income Plus Solution are for contracts issued on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012. The current and maximum charges for Lifetime Income Plus Solution for contracts issued on or after January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:



                                               Current Charge            Maximum Charge/2/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.95% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.95% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.20% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.95% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.50% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------



 The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:



                                               Current Charge            Maximum Charge/2/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------



 The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:



                                               Current Charge            Maximum Charge/2/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.85% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.85% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.85% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------



/10/The charge for the Annual Step-Up Death Benefit Rider Option is taken in arrears on each contract anniversary and at the time the contract is surrendered.


For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


ANNUAL PORTFOLIO EXPENSES/1/                                                      MINIMUM MAXIMUM
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.43%   2.37%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2012, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.38% and 1.78%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLES

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,231      $2,447      $3,503       $7,139


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $605       $1,996      $3,405       $7,021


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $691       $2,087      $3,503       $7,139


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . for Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base PLUS a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value);

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

HOW DOES THE CONTRACT WORK? Once we approve your application, we will issue a contract to you. During the accumulation period, you can use your purchase payments to buy Accumulation Units in the Separate Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments pursuant to the election of one of the Payment Protection Rider Options. All income payments made from a Payment Protection Rider Option will be made in accordance with the terms of the applicable Payment Protection Rider Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

WHAT IS THE SEPARATE ACCOUNT? The Separate Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

WHAT ARE MY VARIABLE INVESTMENT CHOICES? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for four full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for four full years, the surrender charge for those purchase payments reduces to 0%.

You may partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any purchase payments made and then from any gain in the contract. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge under certain conditions. See the "Surrender Charge" provision of this prospectus.

We assess contract charges in the aggregate at an effective annual rate of 1.70% against the daily net asset value of the Separate Account. These charges consist of a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.15%. We also charge for the optional riders. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time your contract incurs the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or your Contract Value, as applicable. See the "Charges and Other Deductions" and "Deductions for Premium Taxes" provisions of this prospectus.

There are expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who distribute the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same (or many of the same) Portfolios of the Funds offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 313-5282.

HOW MUCH MUST I PAY AND HOW OFTEN? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract -- Purchase Payments" provision of this prospectus.

HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if Principal Protection Advantage is elected at the time of application) if any Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

WHAT HAPPENS IF I DIE BEFORE THE ANNUITY COMMENCEMENT DATE?   Before the
Annuity Commencement Date, if an owner, joint owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See "The Death Benefit" provision of this prospectus.

MAY I TRANSFER ASSETS AMONG SUBACCOUNTS? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers" and "Income Payments -- Transfers After the Annuity Commencement Date" provisions of this prospectus. In addition, if you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

MAY I SURRENDER THE CONTRACT OR TAKE PARTIAL WITHDRAWALS? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for a qualified distribution from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. For example, a partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus. If you elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, partial withdrawals may affect the benefit you receive under the rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract).

If you exercise this right, we will cancel the contract as of the day we receive your request and send you a refund equal to your Contract Value PLUS any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Service Center. Or, if required by New York State law, we will refund your purchase payments (less any withdrawals previously taken). We do not assess a surrender charge when your contract is surrendered during the free-look period. See the "Return Privilege" provision of this prospectus for more information.

WHAT OPTIONAL BENEFITS ARE AVAILABLE IN THIS PROSPECTUS? We offer several optional benefits by rider in this prospectus. The riders may not be available in all markets.

THE LIVING BENEFIT RIDER OPTIONS. We currently offer one "living benefit rider option" under this prospectus, Lifetime Income Plus Solution. You may not purchase the riders together or in any combination. Five other living benefit riders, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008, Principal Protection Advantage and Payment Optimizer Plus, are no longer offered for sale.

Four Guaranteed Minimum Withdrawal Benefit for Life Rider Options are discussed in this prospectus: Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. These riders provide guaranteed withdrawals until the last death of an Annuitant, with upside potential, provided you meet certain conditions. Lifetime Income Plus, Lifetime Income Plus 2007 and Lifetime Income Plus 2008, however, are not available for contracts issued on or after May 1, 2007, December 10, 2007, and November 24, 2008, respectively. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit for Life Riders, you must allocate all purchase payments and assets in your contract in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate assets in accordance with the Investment Strategy prescribed by that rider. Under certain circumstances, the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options may be reduced or lost. In addition, if you terminate the contract or rider, you will lose your benefit. Please see the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for

Life Rider Options" provision of this prospectus for more information about the riders and their features.

Finally, we discuss two Payment Protection Rider Options in this prospectus:
Payment Optimizer Plus and Principal Protection Advantage. These riders provide for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Principal Protection Advantage, is not available for contracts issued on or after January 5, 2007. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. To receive the full benefit provided by either of the Payment Protection Rider Options, you must allocate all purchase payments and assets in your contract in accordance with the Investment Strategy prescribed by the particular rider. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Payment Protection Rider Options" provision of this prospectus for more information about the rider and its features.

Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.

THE DEATH BENEFIT RIDER OPTIONS. We offer the Annual Step-Up Death Benefit Rider as an optional death benefit in addition to the Basic Death Benefit provided under the contract.

The Annual Step-Up Death Benefit Rider is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see the "Death of Owner and/or Annuitant" provision of this prospectus for more information about the Annual Step-Up Death Benefit Rider.

ARE THERE ANY RISKS TO PURCHASING ONE OF THE LIVING BENEFIT RIDER OPTIONS OR DEATH BENEFIT RIDER OPTIONS? Guaranteed benefits provided under the living benefit rider options and death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

WHEN ARE MY ALLOCATIONS EFFECTIVE WHEN PURCHASING THIS CONTRACT? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected one of the Payment Protection Rider Options, all purchase payments must be allocated in accordance with the Investment Strategy as outlined in the rider in order to receive the full benefit provided by the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See "The Contract -- Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

WHAT ARE THE FEDERAL TAX IMPLICATIONS OF MY INVESTMENT IN THE
CONTRACT? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit Values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia, 23230. We are obligated to pay all amounts promised under the contract.


Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is indirectly owned by Genworth Financial, Inc., a public company.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

ASSETS IN THE SEPARATE ACCOUNT. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

ASSETS IN THE GENERAL ACCOUNT. Any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products such as term and universal life insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract.

OUR FINANCIAL CONDITION. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.


HOW TO OBTAIN MORE INFORMATION. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on our website at www.genworth.com or on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.


You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered under the contracts. You select the Subaccounts to which you allocate purchase payments and Contract Value and you currently may change your future purchase payment allocation without penalty or charges. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), however, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. In addition, there are limitations on the number of transfers that may be made in a calendar year. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.


BEFORE CHOOSING A SUBACCOUNT TO WHICH YOU WILL ALLOCATE YOUR PURCHASE PAYMENTS AND ASSETS, CAREFULLY READ THE PROSPECTUS FOR EACH PORTFOLIO, ALONG WITH THIS PROSPECTUS. YOU MAY OBTAIN THE MOST RECENT PROSPECTUS FOR EACH PORTFOLIO BY CALLING US AT (800) 313-5282, OR WRITING US AT 6610 WEST BROAD STREET, RICHMOND, VIRGINIA 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com. We summarize the investment objectives of each Portfolio below. There is no assurance that any of the Portfolios will meet these objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Portfolios.


The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS

You may invest in the Portfolios listed below. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008), the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in the rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.



                          SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                          ----------------------------------------------------------------------------
AIM VARIABLE INSURANCE    INVESCO V.I. AMERICAN FRANCHISE     to seek capital growth.
FUNDS (INVESCO VARIABLE   FUND -- SERIES I SHARES (FORMERLY,
INSURANCE FUNDS)          INVESCO VAN KAMPEN V.I.
                          AMERICAN FRANCHISE FUND --
                          SERIES I SHARES)
                          ----------------------------------------------------------------------------
                          INVESCO V.I. COMSTOCK FUND --       Seeks capital growth and income
                          CLASS II SHARES (FORMERLY, INVESCO  through investments in equity
                          VAN KAMPEN V.I. COMSTOCK            securities, including common stocks,
                          FUND -- SERIES II SHARES)           preferred stocks and securities
                                                              convertible into common and preferred
                                                              stocks.
                          ----------------------------------------------------------------------------
                          INVESCO V.I. CORE EQUITY FUND --    Long-term growth of capital.
                          SERIES I SHARES
                          ----------------------------------------------------------------------------
                          INVESCO V.I. EQUITY AND INCOME      Seeks both capital appreciation and
                          FUND -- CLASS II SHARES (FORMERLY,  current income.
                          INVESCO VAN KAMPEN V.I. EQUITY
                          AND INCOME FUND -- SERIES II
                          SHARES)
                          ----------------------------------------------------------------------------
                          INVESCO V.I. INTERNATIONAL GROWTH   Long-term growth of capital.
                          FUND -- SERIES II SHARES
                          ----------------------------------------------------------------------------
ALLIANCEBERNSTEIN         ALLIANCEBERNSTEIN BALANCED          Seeks to maximize total return
VARIABLE PRODUCTS SERIES  WEALTH STRATEGY PORTFOLIO --        consistent with the adviser's
FUND, INC.                CLASS B                             determination of reasonable risk.
                          ----------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN GLOBAL            Long-term growth of capital.
                          THEMATIC GROWTH PORTFOLIO --
                          CLASS B
                          ----------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN GROWTH AND        Long-term growth of capital.
                          INCOME PORTFOLIO -- CLASS B
                          ----------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN INTERNATIONAL     Long-term growth of capital.
                          VALUE PORTFOLIO -- CLASS B
                          ----------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN LARGE CAP         Long-term growth of capital.
                          GROWTH PORTFOLIO -- CLASS B
                          ----------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN SMALL CAP         Long-term growth of capital.
                          GROWTH PORTFOLIO -- CLASS B
                          ----------------------------------------------------------------------------
AMERICAN CENTURY          VP INFLATION PROTECTION             Pursues long-term total return using a
VARIABLE PORTFOLIOS II,   FUND -- CLASS II                    strategy that seeks to protect against
INC.                                                          U.S. inflation.
                          ----------------------------------------------------------------------------
BLACKROCK VARIABLE        BLACKROCK BASIC VALUE V.I.          Seeks capital appreciation and,
SERIES FUNDS, INC.        FUND -- CLASS III SHARES            secondarily, income.

                          ----------------------------------------------------------------------------


                                        ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                 AS APPLICABLE)
---------------------------------------------------------------------
to seek capital growth.                 Invesco Advisers, Inc.




---------------------------------------------------------------------
Seeks capital growth and income         Invesco Advisers, Inc.
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
---------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.

---------------------------------------------------------------------
Seeks both capital appreciation and     Invesco Advisers, Inc.
current income.



---------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.

---------------------------------------------------------------------
Seeks to maximize total return          AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
---------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein L.P.


---------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein L.P.

---------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein L.P.

---------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein L.P.

---------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein L.P.

---------------------------------------------------------------------
Pursues long-term total return using a  American Century Investment strategy that seeks to protect against  Management, Inc.
U.S. inflation.
---------------------------------------------------------------------
Seeks capital appreciation and,         BlackRock Advisors, LLC
secondarily, income.                    (subadvised by BlackRock
                                        Investment Management, LLC)
---------------------------------------------------------------------


                         SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                         -----------------------------------------------------------------------------
                         BLACKROCK GLOBAL ALLOCATION        Seeks high total investment return.
                         V.I. FUND -- CLASS III SHARES


                         -----------------------------------------------------------------------------
                         BLACKROCK VALUE OPPORTUNITIES      Seeks long-term capital growth.
                         V.I. FUND -- CLASS III SHARES

                         -----------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE  COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
INSURANCE TRUST I        MARSICO GROWTH FUND -- CLASS 1     capital.

                         -----------------------------------------------------------------------------
                         COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
                         MARSICO INTERNATIONAL              capital.
                         OPPORTUNITIES FUND -- CLASS 2
                         -----------------------------------------------------------------------------
EATON VANCE VARIABLE     VT FLOATING-RATE INCOME FUND       To provide a high level of current
TRUST                                                       income.
                         -----------------------------------------------------------------------------
FEDERATED INSURANCE      FEDERATED HIGH INCOME BOND         Seeks high current income by
SERIES                   FUND II -- SERVICE SHARES          investing in a diversified portfolio of
                                                            high-yield, lower-rated corporate
                                                            bonds, commonly referred to as "junk
                                                            bonds."
                         -----------------------------------------------------------------------------
                         FEDERATED KAUFMANN FUND II --      Seeks capital appreciation.
                         SERVICE SHARES


                         -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP BALANCED PORTFOLIO --          Seeks income and capital growth
INSURANCE PRODUCTS FUND  SERVICE CLASS 2                    consistent with reasonable risk.











                         -----------------------------------------------------------------------------
                         VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
                         SERVICE CLASS 2

                         -----------------------------------------------------------------------------
                         VIP DYNAMIC CAPITAL                Seeks capital appreciation.
                         APPRECIATION PORTFOLIO -- SERVICE
                         CLASS 2
                         -----------------------------------------------------------------------------
                         VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                         SERVICE CLASS 2                    will also consider the potential for
                                                            capital appreciation. The fund's goal is
                                                            to achieve a yield which exceeds the
                                                            composite yield on the securities
                                                            comprising the S&P 500(R) Index.
                         -----------------------------------------------------------------------------
                         VIP GROWTH PORTFOLIO --            Seeks to achieve capital appreciation.
                         SERVICE CLASS 2

                         -----------------------------------------------------------------------------
                         VIP GROWTH & INCOME                Seeks high total return through a
                         PORTFOLIO -- SERVICE CLASS 2       combination of current income and
                                                            capital appreciation.
                         -----------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks high total investment return.       BlackRock Advisors, LLC
                                          (subadvised by BlackRock
                                          Investment Management, LLC and
                                          BlackRock International Limited)
------------------------------------------------------------------------------
Seeks long-term capital growth.           BlackRock Advisors, LLC
                                          (subadvised by BlackRock
                                          Investment Management, LLC)
------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
                                          Marsico Capital Management, LLC)
------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
                                          Marsico Capital Management, LLC)
------------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
------------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in a diversified portfolio of   Company
high-yield, lower-rated corporate
bonds, commonly referred to as "junk
bonds."
------------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
                                          Company of Pennsylvania
                                          (subadvised by Federated Global
                                          Investment Management Corp.)
------------------------------------------------------------------------------
Seeks income and capital growth           Fidelity Management & Research
consistent with reasonable risk.          Company (FMR) (subadvised by
                                          Fidelity Investments Money
                                          Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
------------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                     FIJ)
------------------------------------------------------------------------------


                        SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                        ------------------------------------------------------------------------------
                        VIP GROWTH OPPORTUNITIES           The fund seeks to provide capital
                        PORTFOLIO -- SERVICE CLASS 2       growth.




                        ------------------------------------------------------------------------------
                        VIP GROWTH STOCK PORTFOLIO --      The fund seeks capital appreciation.
                        SERVICE CLASS 2
                        ------------------------------------------------------------------------------
                        VIP INVESTMENT GRADE BOND          Seeks as high a level of current income
                        PORTFOLIO -- SERVICE CLASS 2       as is consistent with the preservation of
                                                           capital.
                        ------------------------------------------------------------------------------
                        VIP MID CAP PORTFOLIO --           Seeks long-term growth of capital.
                        SERVICE CLASS 2

                        ------------------------------------------------------------------------------
                        VIP VALUE STRATEGIES PORTFOLIO --  Seeks capital appreciation.
                        SERVICE CLASS 2

                        ------------------------------------------------------------------------------
FRANKLIN TEMPLETON      MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation, with
VARIABLE INSURANCE      CLASS 2 SHARES                     income as a secondary goal. The fund
PRODUCTS TRUST                                             normally invests primarily in U.S. and
                                                           foreign equity securities that the
                                                           manager believes are undervalued.
                        ------------------------------------------------------------------------------
                        TEMPLETON GROWTH SECURITIES        Seeks long-term capital growth. The
                        FUND -- CLASS 2 SHARES             fund normally invests predominantly
                                                           in equity securities of companies
                                                           located anywhere in the world,
                                                           including those in the U.S. and in
                                                           emerging markets.
                        ------------------------------------------------------------------------------
GE INVESTMENTS FUNDS,   CORE VALUE EQUITY FUND --          Seeks long-term growth of capital and
INC.                    CLASS 1 SHARES                     future income.
                        ------------------------------------------------------------------------------
                        REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                        CLASS 1 SHARES                     current income and capital
                                                           appreciation.
                        ------------------------------------------------------------------------------
                        SMALL-CAP EQUITY FUND --           Seeks long-term growth of capital.
                        CLASS 1 SHARES





                        ------------------------------------------------------------------------------
                        TOTAL RETURN FUND/1/               Seeks the highest total return,
                                                           composed of current income and
                                                           capital appreciation, as is consistent
                                                           with prudent investment risk.
                        ------------------------------------------------------------------------------
                        U.S. EQUITY FUND --                Seeks long-term growth of capital.
                        CLASS 1 SHARES
                        ------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  GOLDMAN SACHS MONEY MARKET         Seeks to maximize current income to
INSURANCE TRUST         FUND -- SERVICE SHARES             the extent consistent with the
                                                           preservation of capital and the
                                                           maintenance of liquidity by investing
                                                           exclusively in high quality money
                                                           market instruments.
                        ------------------------------------------------------------------------------
JANUS ASPEN SERIES      BALANCED PORTFOLIO -- SERVICE      Seeks long-term capital growth,
                        SHARES                             consistent with preservation of capital
                                                           and balanced by current income.
                        ------------------------------------------------------------------------------


                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
-------------------------------------------------------------------------------
The fund seeks to provide capital          FMR (subadvised by FMRC, FMR
growth.                                    U.K., Fidelity Management &
                                           Research (Hong Kong) Limited
                                           (FMR H.K.), and Fidelity
                                           Management & Research (Japan)
                                           Inc. (FMR Japan)
-------------------------------------------------------------------------------
The fund seeks capital appreciation.       FMR (subadvised by FMRC, FMR
         U.K., FMR H.K., and FMR Japan)
-------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
-------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests predominantly
in equity securities of companies
located anywhere in the world,
including those in the U.S. and in
emerging markets.
-------------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.
-------------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
                                           (subadvised by Palisade Capital
                                           Management, L.L.C., Champlain
                                           Investment Partners, LLC, GlobeFlex
                                           Capital, LP, Kennedy Capital
                                           Management, Inc. and SouthernSun
                                           Asset Management, Inc.)
-------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by BlackRock
capital appreciation, as is consistent     Investment Management, LLC)
with prudent investment risk.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

-------------------------------------------------------------------------------
Seeks to maximize current income to        Goldman Sachs Asset Management,
the extent consistent with the             L.P.
preservation of capital and the
maintenance of liquidity by investing
exclusively in high quality money
market instruments.
-------------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital
consistent with preservation of capital    Management LLC
and balanced by current income.
-------------------------------------------------------------------------------



                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund are available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.


                       SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                       ------------------------------------------------------------------------------
                       FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/1/ that seeks long-term growth of capital.
                       ------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to
INSURANCE TRUST        SERIES -- SERVICE CLASS SHARES     seek capital appreciation.
                       ------------------------------------------------------------------------------
                       MFS(R) TOTAL RETURN SERIES --      The fund's investment objective is to
                       SERVICE CLASS SHARES               seek total return.
                       ------------------------------------------------------------------------------
                       MFS(R) UTILITIES SERIES --         The fund's investment objective is to
                       SERVICE CLASS SHARES               seek total return.
                       ------------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER CAPITAL                The Fund seeks capital appreciation.
ACCOUNT FUNDS          APPRECIATION FUND/VA -- SERVICE
                       SHARES
                       ------------------------------------------------------------------------------
                       OPPENHEIMER CAPITAL                The Fund seeks total return.
                       INCOME FUND/VA -- SERVICE
                       SHARES (FORMERLY, OPPENHEIMER
                       BALANCED FUND/ VA --
                       SERVICE SHARES)
                       ------------------------------------------------------------------------------
                       OPPENHEIMER GLOBAL FUND/VA --      The Fund seeks capital appreciation.
                       SERVICE SHARES (FORMERLY,
                       OPPENHEIMER GLOBAL SECURITIES
                       FUND/VA -- SERVICE SHARES)



                       ------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET FUND/      The Fund seeks capital appreciation.
                       VA -- SERVICE SHARES
                       ------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET SMALL      The Fund seeks capital appreciation.
                       CAP FUND(R)/VA -- SERVICE SHARES
                       (FORMERLY, OPPENHEIMER MAIN
                       STREET SMALL- & MID- CAP FUND(R)/
                       VA -- SERVICE SHARES)
                       ------------------------------------------------------------------------------
PIMCO VARIABLE         ALL ASSET PORTFOLIO -- ADVISOR     Seeks maximum real return, consistent
INSURANCE TRUST        CLASS SHARES                       with preservation of real capital and
                                                          prudent investment management.
                       ------------------------------------------------------------------------------
                       HIGH YIELD PORTFOLIO --            Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ------------------------------------------------------------------------------
                       LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,
                       PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of capital
                       SHARES                             and prudent investment management.
                       ------------------------------------------------------------------------------
                       LOW DURATION PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ------------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ------------------------------------------------------------------------------
THE PRUDENTIAL SERIES  JENNISON PORTFOLIO -- CLASS II     Seeks long-term growth of capital.
FUND                   SHARES

                       ------------------------------------------------------------------------------


                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital
long-term growth of capital.               Management LLC
------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
------------------------------------------------------------------------------
The Fund seeks capital appreciation.       OFI Global Asset Management, Inc.


------------------------------------------------------------------------------
The Fund seeks total return.               OFI Global Asset Management, Inc.




------------------------------------------------------------------------------
The Fund seeks capital appreciation.       OFI Global Asset Management, Inc.






------------------------------------------------------------------------------
The Fund seeks capital appreciation.       OFI Global Asset Management, Inc.

------------------------------------------------------------------------------
The Fund seeks capital appreciation.       OFI Global Asset Management, Inc.




------------------------------------------------------------------------------
Seeks maximum real return, consistent      Pacific Investment Management
with preservation of real capital and      Company LLC
prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks long-term growth of capital.         Prudential Investments LLC
                                           (subadvised by Jennison Associates
                                           LLC)
------------------------------------------------------------------------------


                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                                ADVISER (AND SUB-ADVISER(S),
                      SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE                  AS APPLICABLE)
                      ----------------------------------------------------------------------------------------------------------
                      JENNISON 20/20 FOCUS PORTFOLIO --  Seeks long-term growth of capital.  Prudential Investments LLC
                      CLASS II SHARES                                                        (subadvised by Jennison Associates
                                                                                             LLC)
                      ----------------------------------------------------------------------------------------------------------
                      NATURAL RESOURCES PORTFOLIO --     Seeks long-term growth of capital.  Prudential Investments LLC
                      CLASS II SHARES                                                        (subadvised by Jennison Associates
                                                                                             LLC)
                      ----------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE  WELLS FARGO ADVANTAGE VT OMEGA     The fund seeks long-term capital    Wells Fargo Funds Management,
TRUST                 GROWTH FUND -- CLASS 2             appreciation.                       LLC (sub-advised by Wells Capital
                                                                                             Management Incorporated)
                      ----------------------------------------------------------------------------------------------------------

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                       ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN               INVESTMENT OBJECTIVE               AS APPLICABLE)
                    ------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  OVERSEAS PORTFOLIO -- SERVICE  Seeks long-term growth of capital.  Janus Capital Management LLC
                    SHARES
                    ------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:


                         SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                         ---------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP ASSET MANAGER/SM/ PORTFOLIO -- Seeks to obtain high total return with
INSURANCE PRODUCTS FUND  SERVICE CLASS 2                    reduced risk over the long term by
                                                            allocating its assets among stocks,
                                                            bonds, and short-term instruments.









                         ---------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE   GOLDMAN SACHS MID CAP VALUE        Seeks long-term capital appreciation.
INSURANCE TRUST          FUND
                         ---------------------------------------------------------------------------
MFS(R) VARIABLE          MFS(R) NEW DISCOVERY SERIES --     The fund's investment objective is to
INSURANCE TRUST          SERVICE CLASS SHARES               seek capital appreciation.
                         ---------------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
----------------------------------------------------------------------------
Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
                                        L.P.
----------------------------------------------------------------------------
The fund's investment objective is to   Massachusetts Financial Services
seek capital appreciation.              Company
----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:



                         SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                         ----------------------------------------------------------------------------
AIM VARIABLE INSURANCE   INVESCO V.I. AMERICAN FRANCHISE      to seek capital growth.
FUNDS (INVESCO VARIABLE  FUND -- SERIES II SHARES (FORMERLY,
INSURANCE FUNDS)         INVESCO VAN KAMPEN V.I.
                         AMERICAN FRANCHISE FUND --
                         SERIES II SHARES)
                         ----------------------------------------------------------------------------
LEGG MASON PARTNERS      CLEARBRIDGE VARIABLE EQUITY          Seeks a high level of current income.
VARIABLE EQUITY TRUST    INCOME PORTFOLIO -- CLASS II         Long-term capital appreciation is a
                         (FORMERLY, LEGG MASON                secondary objective.
                         CLEARBRIDGE VARIABLE EQUITY
                         INCOME BUILDER PORTFOLIO --
                         CLASS II)
                         ----------------------------------------------------------------------------


                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                    AS APPLICABLE)
-------------------------------------------------------------------------
to seek capital growth.                Invesco Advisers, Inc.




-------------------------------------------------------------------------
Seeks a high level of current income.  Legg Mason Partners Fund Advisor,
Long-term capital appreciation is a    LLC (subadvised by ClearBridge
secondary objective.                   Investments, LLC)



-------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after September 8, 2008:



                         SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                         ------------------------------------------------------------------------------
AIM VARIABLE INSURANCE   INVESCO V.I. VALUE OPPORTUNITIES     Long-term growth of capital.
FUNDS (INVESCO VARIABLE  FUND -- SERIES II SHARES (FORMERLY,
INSURANCE FUNDS)         INVESCO VAN KAMPEN V.I. VALUE
                         OPPORTUNITIES FUND -- SERIES II
                         SHARES)
                         ------------------------------------------------------------------------------
BLACKROCK VARIABLE       BLACKROCK LARGE CAP GROWTH V.I.      Seeks long-term capital growth.
SERIES FUNDS, INC.       FUND -- CLASS III SHARES

                         ------------------------------------------------------------------------------
GE INVESTMENTS           INCOME FUND -- CLASS 1 SHARES        Seeks maximum income consistent
FUNDS, INC.                                                   with prudent investment management
                                                              and the preservation of capital.
                         ------------------------------------------------------------------------------
                         PREMIER GROWTH EQUITY FUND --        Seeks long-term growth of capital and
                         CLASS 1 SHARES                       future income rather than current
                                                              income.
                         ------------------------------------------------------------------------------
                         S&P 500(R) INDEX FUND/1/             Seeks growth of capital and
                                                              accumulation of income that
                                                              corresponds to the investment return of
                                                              the S&P 500(R) Composite Stock Index.
                         ------------------------------------------------------------------------------
LEGG MASON PARTNERS      CLEARBRIDGE VARIABLE AGGRESSIVE      Seeks capital appreciation.
VARIABLE EQUITY TRUST    GROWTH PORTFOLIO -- CLASS II
                         (FORMERLY, LEGG MASON
                         CLEARBRIDGE VARIABLE AGGRESSIVE
                         GROWTH PORTFOLIO -- CLASS II)
                         ------------------------------------------------------------------------------
                         CLEARBRIDGE VARIABLE ALL CAP         Seeks long-term capital growth.
                         VALUE PORTFOLIO -- CLASS I           Current income is a secondary
                         (FORMERLY, LEGG MASON                consideration.
                         CLEARBRIDGE VARIABLE
                         FUNDAMENTAL ALL CAP VALUE
                         PORTFOLIO -- CLASS I)
                         ------------------------------------------------------------------------------
MFS(R) VARIABLE          MFS(R) INVESTORS TRUST SERIES --     The fund's investment objective is to
INSURANCE TRUST          SERVICE CLASS SHARES                 seek capital appreciation.
                         ------------------------------------------------------------------------------
OPPENHEIMER VARIABLE     OPPENHEIMER DISCOVERY MID CAP        The Fund seeks capital appreciation.
ACCOUNT FUNDS            GROWTH FUND/VA -- SERVICE
                         SHARES (FORMERLY, OPPENHEIMER
                         SMALL- & MID-CAP GROWTH FUND/
                         VA -- SERVICE SHARES)
                         ------------------------------------------------------------------------------
RYDEX VARIABLE TRUST     NASDAQ -- 100(R) FUND/2/             Seeks to provide investment results
                                                              that correspond to a benchmark for
                                                              over-the-counter securities. The
                                                              portfolio's current benchmark is the
                                                              NASDAQ 100 Index(TM).
                         ------------------------------------------------------------------------------


                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Long-term growth of capital.             Invesco Advisers, Inc.




----------------------------------------------------------------------------
Seeks long-term capital growth.          BlackRock Advisors, LLC
 (subadvised by BlackRock
                                         Investment Management, LLC)
----------------------------------------------------------------------------
Seeks maximum income consistent          GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
----------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income rather than current
income.
----------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
the S&P 500(R) Composite Stock Index.
----------------------------------------------------------------------------
Seeks capital appreciation.              Legg Mason Partners Fund Advisor,
 LLC (subadvised by ClearBridge
     Investments, LLC)


----------------------------------------------------------------------------
Seeks long-term capital growth.          Legg Mason Partners Fund Advisor,
Current income is a secondary            LLC (subadvised by ClearBridge
consideration.                           Investments, LLC)



----------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation.               Company
----------------------------------------------------------------------------
The Fund seeks capital appreciation.     OFI Global Asset Management, Inc.




----------------------------------------------------------------------------
Seeks to provide investment results      Security Investors, LLC, which
that correspond to a benchmark for       operates under the name
over-the-counter securities. The         Guggenheim Investments, serves as
portfolio's current benchmark is the     the investment adviser of the Fund
NASDAQ 100 Index(TM).
----------------------------------------------------------------------------



                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                    /2/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.


The following Portfolios are not available to contracts issued on or after January 5, 2009:



                             SUBACCOUNT INVESTING IN                  INVESTMENT OBJECTIVE
                             ----------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE  FRANKLIN INCOME SECURITIES FUND -- Seeks to maximize income while
INSURANCE PRODUCTS TRUST     CLASS 2 SHARES                     maintaining prospects for capital
                                                                appreciation. The fund normally
                                                                invests in both equity and debt
                                                                securities.
                             ----------------------------------------------------------------------


                                      ADVISER (AND SUB-ADVISER(S),
SUBACCOUNT INVESTING IN                      AS APPLICABLE)
-----------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND -- Franklin Advisers, Inc. (subadvised
CLASS 2 SHARES                     by Templeton Investment Counsel,
                                   LLC)


-----------------------------------------------------------------------

                                                                             ADVISER (AND SUB-ADVISER(S),
  SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE                AS APPLICABLE)
  ----------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON VIP FOUNDING FUNDS  Seeks capital appreciation, with  Franklin Templeton Services, LLC
  ALLOCATION FUND -- CLASS 2 SHARES/1/   income as a secondary goal. The   (the fund's administrator)
                                         fund normally invests equal
                                         portions in Class 1 shares of
                                         Franklin Income Securities Fund;
                                         Mutual Shares Securities Fund;
                                         and Templeton Growth
                                         Securities Fund.
  ----------------------------------------------------------------------------------------------------------

                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this Portfolio.

Not all of these Portfolios may be available in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other Portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR SUBACCOUNT OR PORTFOLIO. YOU BEAR THE ENTIRE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE INVESTMENT PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.

PAYMENTS FROM FUNDS AND FUND AFFILIATES. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2012 ranged from 0.10% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:


Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund

GE Investments Funds, Inc.:
  Total Return Fund -- Class 1 Shares
  Total Return Fund -- Class 3 Shares

PIMCO Variable Insurance Trust:
  All Asset Portfolio -- Advisor Class Shares
  High Yield Portfolio -- Administrative Class Shares
  Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
  Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
  Jennison Portfolio -- Class II
  Jennison 20/20 Portfolio -- Class II
  Natural Resources Portfolio -- Class II

Wells Fargo Variable Trust:
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2


As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2012 ranged from 0.05% to 0.50%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, Eaton Vance Variable Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Goldman Sachs Variable Insurance Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, and Wells Fargo Variable Trust. See the "Fee Tables" provision of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.


INFORMATION ABOUT THE FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION
FUND. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

VOTING RIGHTS

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

ASSET ALLOCATION PROGRAM

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE ASSET ALLOCATION PROGRAM AVAILABLE UNDER THE CONTRACT. A

COMPLETE DESCRIPTION IS AVAILABLE IN THE BROCHURE FOR THE PROGRAM. THE PROGRAM MAY BE REFERRED TO AS "EFFICIENT EDGE" IN THE BROCHURE OR OTHER MATERIALS.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.


Genworth Financial Wealth Management, Inc. ("GFWM"), one of our affiliates, provides investment advice for the Asset Allocation Program. On March 27, 2013, Genworth Financial, Inc., announced that Aquiline Capital Partners and Genstar Capital have agreed to purchase GFWM and the sale is expected to close in the third quarter of 2013. After the close of the sale, GFWM will not be affiliated with us but we currently do not anticipate any change to the types of services it provides to the Asset Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. We may compensate GFWM for services it provides related to the Asset Allocation Program. As part of the Asset Allocation Program, GFWM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. Another Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset Allocation Model" when necessary to distinguish it from the other Asset Allocation Models. The distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.


  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. For contract owners that purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, the contract owner may elect Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy. A contract owner, however, may not elect Asset Allocation Model E. For contract owners that purchase one of the other Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, the contract owner may elect only Asset Allocation Model C (or invest in one or more of the Designated Subaccounts). Asset Allocation Model A, B, D, and E and the Build Your Own Asset Allocation Model are not available as Investment Strategies for these contract owners.

  . Contract owners that have not purchased one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options may also elect to participate in the Asset Allocation Program. These contract owners may choose Asset Allocation Model A, B, C, D or E. The Build Your Own Asset Allocation Model, however, is not available to these contract owners.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model" provision below.

If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Allocation Model) and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments, and bonds and other fixed income investments. There may also be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E.

To provide further diversification benefits beyond the broad asset class allocations, GFWM conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, GFWM exercises its own broad discretion in allocating to sub-asset classes, we may require GFWM to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by GFWM in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by GFWM are all those currently available for contributions of new purchase payments by all contract owners.

GFWM considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to GFWM, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.

In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

BUILD YOUR OWN ASSET ALLOCATION MODEL. The Build Your Own Asset Allocation Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation Model to require that you invest between 20% and 80% of your assets in the "Core" asset class, between 20% and 60% of your assets in the "Fixed Income" asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

GFWM's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class. GFWM considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, GFWM may be subject to certain conflicts of interests in categorizing the Portfolios for the Build Your Own Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). It is possible that such conflicts of interest could affect, among other matters, GFWM's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

GFWM will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation, GFWM may determine that certain Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model (including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below). As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation Model that will require a contract owner to provide us with new allocation instructions.

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. IF YOU REJECT THE CHANGE AND, AS A RESULT, YOUR TOTAL CONTRACT VALUE IS NO LONGER INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, YOUR BENEFITS UNDER THE APPLICABLE RIDER WILL BE REDUCED BY 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models. CONTRACT OWNERS THAT OWN LIFETIME INCOME PLUS 2008 OR LIFETIME INCOME PLUS SOLUTION MUST ALWAYS ALLOCATE ASSETS IN ACCORDANCE WITH THE INVESTMENT STRATEGY, AND ANY ATTEMPT TO ALLOCATE ASSETS OTHERWISE WILL BE CONSIDERED NOT IN GOOD ORDER AND REJECTED.

Please note, also, that changes may be made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation Model C. However, any subsequent purchase payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.

If you did not elect one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model

For contract owners who have not elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options.

If you purchased one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model C. If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution and elect to participate in the Asset Allocation program, you must allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model. If you elect to participate in the Asset Allocation Program and you have not elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, you must choose Asset Allocation Model A, B, C, D, or E for your allocations. We will not make this decision, nor will GFWM. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models

Information concerning the Asset Allocation Models is provided on the following pages. A table disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E is provided on the next page. You should review this information carefully before selecting or changing a Model.

                         MODERATELY                                MODERATELY
   CONSERVATIVE         CONSERVATIVE           MODERATE            AGGRESSIVE           AGGRESSIVE
    ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION
     "MODEL A"            "MODEL B"            "MODEL C"            "MODEL D"            "MODEL E"
--------------------------------------------------------------------------------------------------------
                                           INVESTOR PROFILE
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          INVESTOR OBJECTIVE
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

                                            BUILD YOUR OWN
                                        ASSET ALLOCATION MODEL
--------------------------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed, generally, to allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60% fixed income to 80% equities/20%
fixed income. These ranges generally fall within the Investor Profile and Investor Objective for Asset
Allocation Model B (Moderately Conservative Allocation) on one end of the spectrum and for Asset
Allocation Model D (Moderately Aggressive Allocation) on the other. Of course, the Investor Profile and
Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS


                                       PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
----------------------------------------------------------------------------------------------------
EQUITIES
----------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Growth
                              Opportunities Portfolio --
                              Service Class 2                   1%      1%      2%      2%      2%
                              ----------------------------------------------------------------------
                              Fidelity VIP Growth Stock
                               Portfolio -- Service Class 2     1%      2%      3%      4%      5%
                              ----------------------------------------------------------------------
                              Janus Aspen Forty Portfolio
                              -- Service Shares                 1%      2%      3%      3%      2%
----------------------------------------------------------------------------------------------------
Large Cap Value               Fidelity VIP Equity-Income
                              Portfolio -- Service Class 2      2%      4%      6%      9%     11%
----------------------------------------------------------------------------------------------------
Large Cap Core                Fidelity VIP Contrafund(R)
                              Portfolio -- Service Class 2      3%      8%     13%     19%     27%
                              ----------------------------------------------------------------------
                              Oppenheimer Main Street
                              Fund/VA -- Service Shares         2%      4%      6%     10%     17%
----------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap
                               Portfolio -- Service Class 2     2%      4%      6%      8%     10%
----------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small
                              Cap Fund(R)/VA -- Service
                              Shares (formerly,
                              Oppenheimer Main Street
                              Small- & Mid- Cap Fund(R)/VA
                              -- Service Shares)                1%      4%      6%      8%      8%
----------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA --
                              Service Shares (formerly,
                              Oppenheimer Global Securities
                              Fund/VA -- Service Shares)        1%      2%      3%      4%      5%
----------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Columbia Variable Portfolio
                              -- Marsico International
                              Opportunities Fund -- Class 2     1%      1%      2%      2%      2%
                              ----------------------------------------------------------------------
                              Invesco V.I. International
                              Growth Fund -- Series II
                              shares                            2%      2%      3%      3%      3%
----------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AllianceBernstein
                              International Value Portfolio
                              -- Class B                        2%      4%      5%      6%      6%
----------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural
                              Resources Portfolio -- Class
                              II Shares                         0%      1%      1%      1%      1%
----------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      GE Investments Funds Real
                              Estate Securities Fund --
                              Class 1 Shares                    1%      1%      1%      1%      1%
----------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                           20%     40%     60%     80%    100%
----------------------------------------------------------------------------------------------------

FIXED INCOME
----------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade
                              Bond Portfolio -- Service
                              Class 2                          19%     14%      9%      4%      0%
                              ----------------------------------------------------------------------
                              PIMCO VIT Total Return
                              Portfolio -- Administrative
                              Class Shares                     19%     14%      9%      4%      0%
----------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration
                              Portfolio -- Administrative
                              Class Shares                     25%     17%     12%      5%      0%
----------------------------------------------------------------------------------------------------
Treasury Inflation-Protected  American Century VP Inflation
Securities                    Protection Fund -- Class II      10%      8%      5%      3%      0%
----------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield
                              Portfolio -- Administrative
                              Class Shares                      3%      3%      2%      2%      0%
----------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate
                              Income Fund                       4%      4%      3%      2%      0%
----------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                       80%     60%     40%     20%      0%
----------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            EFFECTIVE AFTER THE CLOSE OF BUSINESS ON JULY 19, 2013



                                       PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
----------------------------------------------------------------------------------------------------
EQUITIES
----------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Growth
                              Opportunities Portfolio --
                              Service Class 2                   1%      1%      2%      2%      2%
                              ----------------------------------------------------------------------
                              Fidelity VIP Growth Stock
                               Portfolio -- Service Class 2     1%      2%      3%      4%      5%
                              ----------------------------------------------------------------------
                              Janus Aspen Forty Portfolio
                              -- Service Shares                 1%      2%      3%      3%      2%
----------------------------------------------------------------------------------------------------
Large Cap Value               Fidelity VIP Equity-Income
                              Portfolio -- Service Class 2      2%      4%      6%      9%     11%
----------------------------------------------------------------------------------------------------
Large Cap Core                Fidelity VIP Contrafund(R)
                              Portfolio -- Service Class 2      3%      8%     13%     19%     27%
                              ----------------------------------------------------------------------
                              Oppenheimer Main Street
                              Fund/VA -- Service Shares         2%      4%      6%     10%     17%
----------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap
                               Portfolio -- Service Class 2     2%      4%      6%      8%     10%
----------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small
                              Cap Fund(R)/VA (formerly,
                              Oppenheimer Main Street
                              Small- & Mid- Cap Fund(R)/VA
                              -- Service Shares)                1%      4%      6%      8%      8%
----------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA
                              (formerly, Oppenheimer Global
                              Securities Fund/VA -- Service
                              Shares)                           1%      2%      3%      4%      5%
----------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Columbia Variable Portfolio
                              -- Marsico International
                              Opportunities Fund -- Class 2     1%      1%      2%      2%      2%
                              ----------------------------------------------------------------------
                              Invesco V.I. International
                              Growth Fund -- Series II
                              shares                            2%      2%      3%      3%      3%
----------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AllianceBernstein
                              International Value Portfolio
                              -- Class B                        0%      2%      3%      4%      4%
----------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural
                              Resources Portfolio -- Class
                              II Shares                         0%      1%      1%      1%      1%
----------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      GE Investments Funds Real
                              Estate Securities Fund --
                              Class 1 Shares                    3%      3%      3%      3%      3%
----------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                           20%     40%     60%     80%    100%
----------------------------------------------------------------------------------------------------

FIXED INCOME
----------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade
                              Bond Portfolio -- Service
                              Class 2                          17%     12%      8%      3%      0%
                              ----------------------------------------------------------------------
                              PIMCO VIT Total Return
                              Portfolio -- Administrative
                              Class Shares                     19%     14%      9%      4%      0%
----------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration
                              Portfolio -- Administrative
                              Class Shares                     25%     17%     12%      5%      0%
----------------------------------------------------------------------------------------------------
Treasury Inflation-Protected  American Century VP Inflation
Securities                    Protection Fund -- Class II      10%      8%      5%      3%      0%
----------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield
                              Portfolio -- Administrative
                              Class Shares                      3%      3%      2%      2%      0%
----------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate
                              Income Fund                       6%      6%      4%      3%      0%
----------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                       80%     60%     40%     20%      0%
----------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL


                     CORE ASSET CLASS                               SPECIALTY ASSET CLASS            FIXED INCOME ASSET CLASS
                      (20% TO 80%)                                        (0% TO 20%)                      (20% TO 60%)
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Balanced Wealth Strategy Portfolio --     AllianceBernstein Global Thematic        Fidelity VIP Investment
 Class B                                                     Growth Portfolio -- Class B              Grade Bond Portfolio --
AllianceBernstein Growth and Income Portfolio -- Class B    AllianceBernstein International Value     Service Class 2
BlackRock Basic Value V.I. Fund -- Class III Shares          Portfolio -- Class B                    PIMCO VIT Long-Term U.S.
BlackRock Global Allocation V.I. Fund -- Class III Shares   AllanceBernstein Small Cap Growth         Government Portfolio --
Columbia Variable Portfolio -- Marsico Growth Fund --        Portfolio -- Class B                     Administrative Class
 Class 1                                                    American Century VP Inflation             Shares
Fidelity VIP Balanced Portfolio -- Service Class 2           Protection Fund -- Class II             PIMCO VIT Low Duration
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2     BlackRock Value Opportunities V.I. Fund   Portfolio --
Fidelity VIP Equity-Income Portfolio -- Service Class 2      -- Class III Shares                      Administrative Class
Fidelity VIP Growth & Income Portfolio -- Service Class 2   Columbia Variable Portfolio -- Marsico    Shares
Franklin Templeton VIP Mutual Shares Securities Fund --      International Opportunities Fund --     PIMCO VIT Total Return
 Class 2 Shares                                              Class 2                                  Portfolio --
Franklin Templeton VIP Templeton Growth Securities          Eaton Vance VT Floating-Rate Income Fund  Administrative Class
 Fund -- Class 2 Shares                                     Federated High Income Bond Fund II --     Shares
GE Investments Funds Core Value Equity Fund --               Service Shares
 Class 1 Shares                                             Federated Kaufmann Fund II -- Service
GE Investments Funds Total Return Fund -- Class 3 Shares     Shares
GE Investments Funds U.S. Equity Fund -- Class 1 Shares     Fidelity VIP Dynamic Capital
Invesco V.I. Comstock Fund -- Series II shares (formerly,    Appreciation Portfolio -- Service
 Invesco Van Kampen V.I. Comstock Fund -- Series II          Class 2
 shares)                                                    Fidelity VIP Growth Portfolio --
Invesco V.I. Core Equity Fund -- Series I shares             Service Class 2
Invesco V.I. Equity and Income Fund -- Series II shares     Fidelity VIP Growth Opportunities
 (formerly, Invesco Van Kampen V.I. Equity and Income        Portfolio -- Service Class 2
 Fund -- Series II shares)                                  Fidelity VIP Growth Stock Portfolio --
Invesco V.I. International Growth Fund -- Series II shares   Service Class 2
Janus Aspen Balanced Portfolio -- Service Shares            Fidelity VIP Mid Cap Portfolio --
MFS(R) Total Return Series -- Service Class Shares           Service Class 2
Oppenheimer Capital Appreciation Fund/VA -- Service         Fidelity VIP Value Strategies Portfolio
 Shares                                                      -- Service Class 2
Oppenheimer Capital Income Fund/VA -- Service Shares        GE Investments Funds Real Estate
 (formerly, Oppenheimer Balanced Fund/VA -- Service          Securities Fund -- Class 1 Shares
 Shares)                                                    GE Investments Funds Small-Cap Equity
Oppenheimer Global Fund/VA -- Service Shares (formerly,      Fund -- Class 1 Shares
 Oppenheimer Global Securities Fund/VA -- Service           Invesco V.I. American Franchise Fund --
 Shares)                                                     Series I shares (formerly, Invesco Van
Oppenheimer Main Street Fund/VA -- Service Shares            Kampen V.I. American Franchise Fund --
                                                             Series I shares)
                                                            Janus Aspen Forty Portfolio -- Service
                                                             Shares
                                                            MFS(R) Utilities Series -- Service
                                                             Class Shares
                                                            Oppenheimer Main Street Small Cap
                                                             Fund(R)/VA -- Service Shares
                                                             (formerly, Oppenheimer Main Street
                                                             Small- & Mid- Cap Fund(R)/VA --
                                                             Service Shares)
                                                            PIMCO VIT All Asset Portfolio --
                                                             Advisor Class Shares
                                                            PIMCO VIT High Yield Portfolio --
                                                             Administrative Class Shares
                                                            Prudential Jennison Portfolio -- Class
                                                             II Shares
                                                            Prudential Jennison 20/20 Focus
                                                             Portfolio -- Class II Shares
                                                            Prudential Natural Resources Portfolio
                                                             -- Class II Shares
                                                            Wells Fargo Advantage VT Omega Growth
                                                             Fund -- Class 2


CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus for more information.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that withdrawals taken pursuant to a living benefit rider will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all the sales and distribution expenses we actually incur. We may also realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge on total surrenders and partial withdrawals of purchase payments taken within the first four years of receipt, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. The surrender charge is as follows:

                     SURRENDER CHARGE
NUMBER OF COMPLETED AS A PERCENTAGE OF
  YEARS SINCE WE    THE SURRENDERED OR
   RECEIVED THE         WITHDRAWN
 PURCHASE PAYMENT    PURCHASE PAYMENT
--------------------------------------
         0                  6%
         1                  5%
         2                  4%
         3                  2%
     4 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from purchase payments in the contract and then from any gain earned. The free withdrawal amount is not cumulative from contract year to contract year. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). In addition, we will waive the surrender charges if you take income payments pursuant to the terms of either of the Payment Protection Rider Options. We may also waive surrender charges for certain withdrawals made pursuant to the Guaranteed Minimum Withdrawal Benefit for Life Rider Option. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.70% of your daily net assets of the Separate Account. The charge consists of a mortality and expense risk charge at an effective annual rate of 1.55% and an administrative expense charge at an effective annual rate of 0.15%. The deductions from the Separate Account are reflected in your Contract Value.

CHARGES FOR THE LIVING BENEFIT RIDER OPTIONS

Lifetime Income Plus Solution

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.




For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009 AND THAT HAVE RESET THEIR MAXIMUM ANNIVERSARY VALUE ON OR AFTER DECEMBER 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    1.25% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    1.25% of benefit base PLUS
                                              0.20% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    1.25% of benefit base PLUS
                                              0.50% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------



For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009 AND THAT HAVE NOT RESET THEIR MAXIMUM ANNIVERSARY VALUE ON OR AFTER DECEMBER 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.95% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.95% of benefit base PLUS
                                              0.20% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------


Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.95% of benefit base PLUS
                                              0.50% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------



For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009 AND THAT HAVE RESET THEIR MAXIMUM ANNIVERSARY VALUE ON OR AFTER DECEMBER 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    1.25% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    1.25% of benefit base PLUS
                                              0.15% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    1.25% of benefit base PLUS
                                              0.40% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------



For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009 AND THAT HAVE NOT RESET THEIR MAXIMUM ANNIVERSARY VALUE ON OR AFTER DECEMBER 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.85% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.85% of benefit base PLUS
                                              0.15% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.85% of benefit base PLUS
                                              0.40% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------


The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and/or the Principal Protection Death Benefit at any time and for any reason.

Lifetime Income Plus 2008

Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchased Lifetime Income Plus 2008 with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.


For contracts that have not reset their Withdrawal Base after December 3, 2012, we also apply different charges for the rider for a single Annuitant contract and a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.


If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.




We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       1.25% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base PLUS
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base PLUS
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------



We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have not reset their Withdrawal Base on or after December 3, 2012:




Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       0.75% of benefit base
--------------------------------------------------------------------------

   Joint Annuitant Contract                 0.85% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single Annuitant Contract                0.75% of benefit base PLUS
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract                 0.85% of benefit base PLUS
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single Annuitant Contract                0.75% of benefit base PLUS
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------
   Joint Annuitant Contract                 0.85% of benefit base PLUS
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------


The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and/or the Principal Protection Death Benefit at any time and for any reason.

Lifetime Income Plus 2007

Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

We assess a charge for Lifetime Income Plus 2007 currently equal to an annualized rate of 0.75% of the daily net assets of the Separate Account for single Annuitant contracts and 0.85% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus


Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.

We assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account for single Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Payment Optimizer Plus

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

Principal Protection A
dvantage

Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

We charge you for expenses related to Principal Protection Advantage, if you elected this option at the time of application. This charge is deducted from the Separate Account, computed daily, currently equal to an annual rate of 0.40% of the daily net assets of the Separate Account. This deduction from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not follow the Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and elect to follow the Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%.

CHARGES FOR THE DEATH BENEFIT RIDER OPTIONS

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

OTHER CHARGES

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. The premium tax generally depends upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. Your rights and benefits are described below and in the contract.

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PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We apply any additional purchase payments you make on the Valuation Day we receive them at our Service Center.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your purchase payment applied.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by these firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the contract is an appropriate investment for you.

PURCHASING THE CONTRACT THROUGH A TAX-FREE "SECTION 1035" EXCHANGE. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for
Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. You may name a joint owner for a Non-Qualified Contract. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  .  your Annuity Commencement Date;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary is named as an irrevocable beneficiary) upon written

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     notice to the Service Center, provided you reserved this right and the
     Annuitant(s) is living at the time of the request. If you change a beneficiary, your payment plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Service Center and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution) at the time of application, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If you elected Principal Protection Advantage, you may change the Income Start Date as long as the new Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last purchase payment. You may not, however, change the Optional Payment Plan if you elected the rider at the time of application and you elect to take income payments under the rider.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, except for an assignment of the benefits provided under Principal Protection Advantage, an assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service Center, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

If you elect one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, our Service Center must approve any assignment, unless such assignment was made pursuant to a court order.

You may assign the benefits provided by either of the Payment Protection Rider Options. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of either of the Payment Protection Rider Options.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

PURCHASE PAYMENTS

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $10,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

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VALUATION DAY AND VALUATION PERIOD

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern time) for each day the New York Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE PAYMENTS

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio, according to your instructions. If you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), you must allocate all purchase payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of the prospectus. The percentage of any purchase payment that you can put into any one Subaccount must equal a whole percentage and cannot be less than $100.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Service Center. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Service Center.

VALUATION OF ACCUMULATION UNITS

Partial withdrawals, surrender and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the mortality and expense risk charges, administrative expense charges, and any applicable optional rider charges (but not any optional death benefit rider charges) from assets in the Subaccount. The charges for Lifetime Income Plus 2008 and the Death Benefit Rider Options, however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

All owners may transfer all or a portion of their assets among the Subaccounts of the Separate Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions imposed by the contract and as stated below. If you elected one of the Payment Protection Rider Options or one of

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the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for
Lifetime Income Plus 2008 and Lifetime Income Plus Solution) the benefits you receive under the rider may be reduced if, after a transfer, your assets are not allocated in accordance with the prescribed Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

We process transfers among the Subaccounts as of the end of the Valuation Period that we receive the transfer request in good order at our Service Center. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts. We may postpone transfers to, from or among the Subaccounts under certain circumstances. See the "Requesting Payments" provision of this prospectus.

TRANSFERS AMONG THE SUBACCOUNTS

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Service Center, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Service Center.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the first transfer in a calendar month. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

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We will treat all owners equally with respect to transfer requests.

TELEPHONE/INTERNET TRANSACTIONS

All owners may make their first 12 transfers in any calendar year among the Subaccounts by calling or electronically contacting us provided we receive written authorization at our Service Center to execute such transactions prior to such request. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS


We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or for systematic transactions not reported on a trade confirmation, the quarterly statement.


SPECIAL NOTE ON RELIABILITY

Please note that the Internet or our telephone system may not always be available. Any computer or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

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



   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON FREQUENT TRANSFERS

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe

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any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST AVERAGING PROGRAM


The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund to any combination of other available Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.


You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application; or

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 313-5282.


To use the program, you must transfer at least $100 from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund with each transfer.


The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);


  . when the assets in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund are depleted.


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There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.

Dollar Cost Averaging is not available if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. If you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, you can, however, participate in the Defined Dollar Cost Averaging program, as described below.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 313-5282 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

DEFINED DOLLAR COST AVERAGING PROGRAM


The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund to an Asset Allocation Model or, if you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.


We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);


   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund are depleted; or


   (3) at the end of the twelfth month following the Contract Date.


Upon termination of the program, any remaining assets in the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the Goldman Sachs Variable Insurance Trust -- Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.


We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

PORTFOLIO REBALANCING PROGRAM

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Service Center. You may not participate in the Portfolio Rebalancing program if you have elected one of the Payment Protection Rider Options or

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one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and you
are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Service Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

SURRENDERS AND PARTIAL WITHDRAWALS

We will allow you to surrender your contract or to partially withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $5,000. If your partial withdrawal request would reduce your Contract Value to less than $5,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on full surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) your Contract Value (after deduction on any charge for the optional rider(s), if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Service Center, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis in proportion to your assets allocated to the Separate Account. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and take a partial withdrawal, we will rebalance Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

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   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that a partial withdrawal (including a partial withdrawal taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) may reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus.

Partial withdrawals may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% IRS penalty tax. See the "Tax Matters" provision of this prospectus.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value initially must be at least $10,000 and you must submit a completed Systematic Withdrawal form to our Service Center. You can obtain the form from an authorized sales representative or our Service Center.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any purchase payments in the contract and then from any gain earned. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments subject to the following:

   (1) you may request only one such change in a calendar quarter; and

   (2) if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $5,000. If a Systematic Withdrawal would cause the Contract Value to be less than $5,000, then we will not process that Systematic Withdrawal transaction. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Service Center or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count

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toward the limit of the free amount that you may withdraw in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. In addition, if you elect one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, partial withdrawals under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit for Life Rider Options" provision below. Partial withdrawals under a Systematic Withdrawal program may also reduce your death benefit. See "The Death Benefit" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE RIDER OPTIONS

We currently offer Lifetime Income Plus Solution under this prospectus. Lifetime Income Plus, Lifetime Income Plus 2007 and Lifetime Income Plus 2008 are no longer available for contracts issued on or after May 1, 2007, December 10, 2007, and November 24, 2008, respectively. We have designed the Guaranteed Minimum Withdrawal Benefit for Life Riders to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make these guaranteed withdrawals for the life of your contract. These rider options are discussed in separate sections below.

Lifetime Income Plus Solution

Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all purchase payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. SEE the "Impact of Withdrawals" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract or if you elect to terminate the rider on any contract anniversary on or after the fifth contract anniversary. In addition, you will no LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE PRINCIPAL PROTECTION DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOU WILL ALSO LOSE THE PRINCIPAL PROTECTION DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

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You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

INVESTMENT STRATEGY FOR LIFETIME INCOME PLUS SOLUTION. In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.


The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to EITHER one of the four available Asset Allocation Models OR to one or more Designated Subaccounts OR to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund. YOUR ALLOCATION INSTRUCTIONS MUST ALWAYS COMPLY WITH THE INVESTMENT STRATEGY.


Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus Solution is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares (formerly, Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares);


       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

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       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund --  Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       Oppenheimer Variable Account Funds --

       Oppenheimer Capital Income Fund/VA -- Service Shares (formerly, Oppenheimer Balanced Fund/VA -- Service Shares);


       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C OR D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract.


Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.


WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

BENEFIT BASE. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial purchase payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a purchase payment, withdrawal, or reset as described below.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. You must allocate all purchase payments and Contract Value to the Investment Strategy at all times.

WE RESERVE THE RIGHT TO NOT ADJUST THE PURCHASE PAYMENT BENEFIT AMOUNT, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR THE ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS. PLEASE SEE THE "IMPORTANT NOTE" PROVISION BELOW.

PURCHASE PAYMENT BENEFIT AMOUNT. The Purchase Payment Benefit Amount will equal your purchase payments unless adjusted as described in this provision.

If no withdrawals are taken prior to the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

   (a) is 200% of purchase payments made in the first contract year; and

   (b) is purchase payments received after the first contract year.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

ROLL-UP VALUE. Your Roll-Up Value on the Contract Date is equal to the amount of your initial purchase payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by
(c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

MAXIMUM ANNIVERSARY VALUE AND RESET. The Maximum Anniversary Value on the Contract Date is equal to the initial purchase payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.


On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. Effective on and after December 3, 2012, the charge for Lifetime Income Plus Solution increased, on an annual basis, to 1.25% upon reset of the Maximum Anniversary Value. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Maximum Anniversary Value will be increased to your Contract Value. However, the Maximum Anniversary Value is just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the Maximum Anniversary Value, Purchase Payment Benefit Amount and the Roll-Up Value. If your Maximum Anniversary Value resets but your Roll-Up Value or Purchase Payment Benefit Amount is higher than your Maximum Anniversary Value on the date of reset, the Roll-Up Value or Purchase Payment Benefit Amount will be used to determine your Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Maximum Anniversary Value. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.


For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE MAXIMUM ANNIVERSARY VALUE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGES FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGES AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS SOLUTION AND WHILE THE RIDER IS IN EFFECT. AS INDICATED ABOVE, YOU MAY TERMINATE THE

AUTOMATIC RESET FEATURE OF THE RIDER AT ANY TIME BY SUBMITTING A WRITTEN REQUEST TO US AT OUR HOME OFFICE AT LEAST 15 DAYS PRIOR TO THE CONTRACT ANNIVERSARY DATE.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE PURCHASE PAYMENT BENEFIT AMOUNT, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus Solution that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make subsequent purchase payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

IMPACT OF WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by (b), divided by
(c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value (and, consequently, your Withdrawal Limit).

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE FOLLOWING:

     (A) THE CONTRACT VALUE;

     (B) A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT CALCULATED USING THE 2000 ANNUITY MORTALITY TABLE AND AN INTEREST RATE OF 3%; AND

     (C) THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE).

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE

     ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE) WILL CONTINUE UNDER THIS PROVISION. THE PRINCIPAL PROTECTION DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE PRINCIPAL PROTECTION DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

PRINCIPAL PROTECTION DEATH BENEFIT. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

DEATH PROVISIONS. At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.


Proceeds that were transferred to the Goldman Sachs Variable Insurance
Trust -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.


CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

RIDER CHARGE. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.


For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009 AND THAT HAVE RESET THEIR MAXIMUM ANNIVERSARY VALUE ON OR AFTER DECEMBER 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:




Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    1.25% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    1.25% of benefit base PLUS
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    1.25% of benefit base PLUS
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------



For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009 AND THAT HAVE NOT RESET THEIR MAXIMUM ANNIVERSARY VALUE ON OR AFTER DECEMBER 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:




Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.95% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.95% of benefit base PLUS
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------



Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.95% of benefit base PLUS
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------



For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:




Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    1.25% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    1.25% of benefit base PLUS
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    1.25% of benefit base PLUS
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------



For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:




Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract         0.85% of benefit base
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract         0.85% of benefit base PLUS
                                              0.15% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract         0.85% of benefit base PLUS
                                              0.40% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------




The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

WHEN THE RIDER IS EFFECTIVE

If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

You may assign the benefits provided under this rider. The Annuitant(s) will not change if you assign benefits. We must be notified in writing if you assign the benefits of this rider.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.



                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $96,713       $100,000    $100,000    $106,000      $106,000     $100,000
    56            96,713              0        93,415        100,000     100,000     112,360       112,360      100,000
    57            93,415              0        90,101        100,000     100,000     119,102       119,102      100,000
    58            90,101              0        86,766        100,000     100,000     126,248       126,248      100,000
    59            86,766              0        83,406        100,000     100,000     133,823       133,823      100,000
    60            83,406              0        80,016        100,000     100,000     141,852       141,852      100,000
    61            80,016              0        76,590        100,000     100,000     150,363       150,363      100,000
    62            76,590              0        73,123        100,000     100,000     159,385       159,385      100,000
    63            73,123              0        69,609        100,000     100,000     168,948       168,948      100,000
    64            69,609              0        66,043        100,000     100,000     179,085       179,085      100,000
    65            66,043         11,000        51,386        200,000     100,000     189,830       200,000       82,368
    66            51,386         11,000        36,877        200,000     100,000     189,830       200,000       63,443
    67            36,877         11,000        22,658        200,000     100,000     189,830       200,000       42,709
    68            22,658         11,000         8,724        200,000     100,000     189,830       200,000       18,890
    69             8,724         11,000             0        200,000     100,000     189,830       200,000            0
    70                 0         11,000             0        200,000     100,000     189,830       200,000            0
    71                 0         11,000             0        200,000     100,000     189,830       200,000            0
    72                 0         11,000             0        200,000     100,000     189,830       200,000            0
    73                 0         11,000             0        200,000     100,000     189,830       200,000            0
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.



                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $96,515       $100,000    $100,000    $106,000      $106,000     $100,000
    56            96,515              0        93,022        100,000     100,000     112,360       112,360      100,000
    57            93,022              0        89,517        100,000     100,000     119,102       119,102      100,000
    58            89,517              0        85,995        100,000     100,000     126,248       126,248      100,000
    59            85,995              0        82,452        100,000     100,000     133,823       133,823      100,000
    60            82,452              0        78,883        100,000     100,000     141,852       141,852      100,000
    61            78,883              0        75,281        100,000     100,000     150,363       150,363      100,000
    62            75,281              0        71,642        100,000     100,000     159,385       159,385      100,000
    63            71,642              0        67,959        100,000     100,000     168,948       168,948      100,000
    64            67,959              0        64,228        100,000     100,000     179,085       179,085      100,000
    65            64,228         11,000        49,408        200,000     100,000     189,830       200,000       89,000
    66            49,408         11,000        34,762        200,000     100,000     189,830       200,000       78,000
    67            34,762         11,000        20,431        200,000     100,000     189,830       200,000       67,000
    68            20,431         11,000         6,408        200,000     100,000     189,830       200,000       56,000
    69             6,408         11,000             0        200,000     100,000     189,830       200,000       45,000
    70                 0         11,000             0        200,000     100,000     189,830       200,000       34,000
    71                 0         11,000             0        200,000     100,000     189,830       200,000       23,000
    72                 0         11,000             0        200,000     100,000     189,830       200,000       12,000
    73                 0         11,000             0        200,000     100,000     189,830       200,000        1,000
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) at age 70, the owner takes an excess withdrawal of $10,000;

   (6) the contract earns a net return of 8% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.



                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    52          $100,000        $     0       $106,666      $100,000    $100,000    $106,000      $106,000     $106,666
    53           106,666              0        113,776       100,000     106,666     113,066       113,066      113,776
    54           113,776              0        121,360       100,000     113,776     120,602       120,602      121,360
    55           121,360              0        129,449       100,000     121,360     128,641       128,641      129,449
    56           129,449              0        138,078       100,000     129,449     137,216       137,216      138,078
    57           138,078              0        147,281       100,000     138,078     146,362       146,362      147,281
    58           147,281              0        157,099       100,000     147,281     156,118       156,118      157,099
    59           157,099              0        167,570       100,000     157,099     166,525       166,525      167,570
    60           167,570              0        178,740       100,000     167,570     177,625       177,625      178,740
    61           178,740              0        190,654       100,000     178,740     189,464       189,464      190,654
    62           190,654              0        203,363       100,000     190,654     202,093       202,093      203,363
    63           203,363              0        216,918       100,000     203,363     215,564       215,564      216,918
    64           216,918              0        231,377       100,000     216,918     229,933       229,933      231,377
    65           231,377         13,489        233,311       200,000     231,377     245,260       245,260      233,311
    66           233,311         13,489        235,330       200,000     233,311     245,260       245,260      235,330
    67           235,330         13,489        237,511       200,000     235,330     245,260       245,260      237,511
    68           237,511         13,489        239,866       200,000     237,511     245,260       245,260      239,866
    69           239,866         13,489        242,410       200,000     239,866     245,260       245,260      242,410
    70           242,410         23,489        235,157       200,000     242,410     245,260       245,260      235,157
    71           235,157         12,939        238,003       191,842     232,522     235,255       235,255      238,003
    72           238,003         13,090        243,953       191,842     238,003     235,255       238,003      243,953
    73           243,953         13,417        250,052       191,842     243,953     235,255       243,953      250,052
    74           250,052         13,753        256,303       191,842     250,052     235,255       250,052      256,303
    75           256,303         14,097        262,711       191,842     256,303     235,255       256,303      262,711
    76           262,711         14,449        269,279       191,842     262,711     235,255       262,711      269,279
    77           269,279         14,810        276,011       191,842     269,279     235,255       269,279      276,011
    78           276,011         15,181        282,911       191,842     276,011     235,255       276,011      282,911
    79           282,911         15,560        289,984       191,842     282,911     235,255       282,911      289,984
    80           289,984         15,949        297,233       191,842     289,984     235,255       289,984      297,233
    81           297,233         16,348        304,664       191,842     297,233     235,255       297,233      304,664
    82           304,664         16,757        312,281       191,842     304,664     235,255       304,664      312,281
    83           312,281         17,175        320,088       191,842     312,281     235,255       312,281      320,088
    84           320,088         17,605        328,090       191,842     320,088     235,255       320,088      328,090
    85           328,090         18,045        336,292       191,842     328,090     235,255       328,090      336,292
    86           336,292         18,496        344,699       191,842     336,292     235,255       336,292      344,699
    87           344,699         18,958        353,317       191,842     344,699     235,255       344,699      353,317
    88           353,317         19,432        362,150       191,842     353,317     235,255       353,317      362,150
    89           362,150         19,918        371,204       191,842     362,150     235,255       362,150      371,204
    90           371,204         20,416        380,484       191,842     371,204     235,255       371,204      380,484
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.



                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,666      $100,000    $100,000    $106,000      $106,000     $106,666
    73           106,666              0        113,776       100,000     106,666     113,066       113,066      113,776
    74           113,776              0        121,360       100,000     113,776     120,602       120,602      121,360
    75           121,360              0        129,449       100,000     121,360     128,641       128,641      129,449
    76           129,449              0        138,078       100,000     129,449     137,216       137,216      138,078
    77           138,078              0        147,281       100,000     138,078     146,362       146,362      147,281
    78           147,281              0        157,099       100,000     147,281     156,118       156,118      157,099
    79           157,099              0        167,570       100,000     157,099     166,525       166,525      167,570
    80           167,570              0        178,740       100,000     167,570     177,625       177,625      178,740
    81           178,740              0        190,654       100,000     178,740     189,464       189,464      190,654
    82           190,654         14,147        189,216       200,000     190,654     202,093       202,093      189,216
    83           189,216         14,147        187,606       200,000     190,654     202,093       202,093      187,606
    84           187,606         14,147        185,867       200,000     190,654     202,093       202,093      185,867
    85           185,867         14,147        183,989       200,000     190,654     202,093       202,093      183,989
    86           183,989         14,147        181,961       200,000     190,654     202,093       202,093      181,961
    87           181,961         14,147        179,771       200,000     190,654     202,093       202,093      179,771
    88           179,771         14,147        177,405       200,000     190,654     202,093       202,093      177,405
    89           177,405         14,147        174,850       200,000     190,654     202,093       202,093      174,850
    90           174,850         14,147        172,091       200,000     190,654     202,093       202,093      172,091
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.



                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,151      $100,000    $100,000    $106,000      $106,000     $106,151
    73           106,151              0        112,712       100,000     106,151     112,520       112,520      112,712
    74           112,712              0        119,710       100,000     112,712     119,475       119,475      119,710
    75           119,710              0        127,175       100,000     119,710     126,893       126,893      127,175
    76           127,175              0        135,137       100,000     127,175     134,805       134,805      135,137
    77           135,137              0        143,630       100,000     135,137     143,245       143,245      143,630
    78           143,630              0        152,689       100,000     143,630     152,248       152,248      152,689
    79           152,689              0        162,352       100,000     152,689     161,851       161,851      162,352
    80           162,352              0        172,659       100,000     162,352     172,093       172,093      172,659
    81           172,659              0        183,653       100,000     172,659     183,019       183,019      183,653
    82           183,653         14,000        181,364       200,000     183,653     194,673       200,000      181,364
    83           181,364         14,000        178,856       200,000     183,653     194,673       200,000      178,856
    84           178,856         14,000        176,220       200,000     183,653     194,673       200,000      176,220
    85           176,220         14,000        173,446       200,000     183,653     194,673       200,000      173,446
    86           173,446         14,000        170,521       200,000     183,653     194,673       200,000      170,521
    87           170,521         14,000        167,434       200,000     183,653     194,673       200,000      167,434
    88           167,434         14,000        164,173       200,000     183,653     194,673       200,000      164,173
    89           164,173         14,000        160,723       200,000     183,653     194,673       200,000      160,723
    90           160,723         14,000        157,007       200,000     183,653     194,673       200,000      157,007
-------------------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2008

Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

Lifetime Income Plus 2008 was available for purchase with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchased Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "IMPACT OF WITHDRAWALS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE PRINCIPAL PROTECTION DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOU WILL ALSO LOSE THE PRINCIPAL PROTECTION DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY.

References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

INVESTMENT STRATEGY FOR LIFETIME INCOME PLUS 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.


The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to EITHER one of the four available Asset Allocation Models OR to one or more Designated Subaccounts OR to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.


On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of

Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund. YOUR ALLOCATION INSTRUCTIONS MUST ALWAYS COMPLY WITH THE INVESTMENT STRATEGY.


Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus 2008 is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares (formerly, Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares);


       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund --Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or


       Oppenheimer Variable Account Funds --Oppenheimer Capital Income Fund/VA -- Service Shares (formerly, Oppenheimer Balanced Fund/VA -- Service Shares);


       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C OR D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.


Contract owners may elect to participate in the Defined Dollar Cost Averaging program, when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.


WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

WITHDRAWAL BASE. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

ROLL-UP VALUE. Your initial Roll-Up Value is equal to your initial purchase payment received. We will increase your

Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and
(b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. YOU MUST ALLOCATE ALL ASSETS TO THE PRESCRIBED INVESTMENT STRATEGY.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

RESET OF THE BENEFIT. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider.


Effective on and after December 3, 2012, the charge for Lifetime Income Plus 2008 increased, on an annual basis, to 1.25% upon reset of the Withdrawal Base. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Withdrawal Base will be increased to your Contract Value. However, the Withdrawal Base is just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the Withdrawal Base, Contract Value on the prior contract anniversary and the Roll-Up Value. If your Withdrawal Base resets but your Roll-Up Value is higher than your Withdrawal Base on the date of reset, the Roll-Up Value will be used to determine your Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Withdrawal Base. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.


For Lifetime Income Plus without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGES FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGES AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS 2008 AND WHILE THE RIDER IS IN EFFECT.

IMPACT OF WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are REDUCED. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit MINUS the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE FOLLOWING:

     (A) THE CONTRACT VALUE;

     (B) A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT CALCULATED USING THE 2000 ANNUITY MORTALITY TABLE AND AN INTEREST RATE OF 3%; AND

     (C) THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE).

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST

     SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE) WILL CONTINUE UNDER THIS PROVISION. THE PRINCIPAL PROTECTION DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE PRINCIPAL PROTECTION DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

PRINCIPAL PROTECTION DEATH BENEFIT. You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

DEATH PROVISIONS. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.


Proceeds that were transferred to the Goldman Sachs Variable Insurance
Trust -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.


CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

RIDER CHARGE. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.


For contracts that have not reset their Withdrawal Base after December 3, 2012, we also apply different charges for the rider for a single Annuitant contract and a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.


If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.




We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have reset their Withdrawal Base on or after December 3, 2012:




Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       1.25% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base PLUS
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base PLUS
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------



We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have not reset their Withdrawal Base on or after December 3, 2012:




Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single Annuitant Contract           0.75% of benefit base
--------------------------------------------------------------------------
   Joint Annuitant Contract            0.85% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single Annuitant Contract           0.75% of benefit base PLUS
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------


   Joint Annuitant Contract            0.85% of benefit base PLUS
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single Annuitant Contract           0.75% of benefit base PLUS
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------
   Joint Annuitant Contract            0.85% of benefit base PLUS
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------


The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

WHEN THE RIDER IS EFFECTIVE

If available, Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

You may assign the benefits provided under this rider. The Annuitants will not change if you assign the benefits. We must be notified in writing if you assign the benefits of this rider.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.



                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    53          $100,000        $    --       $96,675       $100,000    $106,000      $106,000     $100,000
    54            96,675             --        93,337        100,000     112,360       112,360      100,000
    55            93,337             --        89,981        100,000     119,102       119,102      100,000
    56            89,981             --        86,604        100,000     126,248       126,248      100,000
    57            86,604             --        83,199        100,000     133,823       133,823      100,000
    58            83,199             --        79,762        100,000     141,852       141,852      100,000
    59            79,762             --        76,287        100,000     150,363       150,363      100,000
    60            76,287             --        72,769        100,000     159,385       159,385      100,000
    61            72,769             --        69,202        100,000     168,948       168,948      100,000
    62            69,202             --        65,579        100,000     179,085       179,085      100,000
    63            65,579             --        61,895        100,000     189,830       189,830      100,000
    64            61,895             --        58,142        100,000     201,220       201,220      100,000
    65            58,142         11,731        42,581        100,000     213,293       213,293       78,401
    66            42,581         11,731        27,333        100,000     213,293       213,293       54,856
    67            27,333         11,731        12,389        100,000     213,293       213,293       28,176
    68            12,389         11,731            --        100,000     213,293       213,293           --
    69                --         11,731            --        100,000     213,293       213,293           --
    70                --         11,731            --        100,000     213,293       213,293           --
    71                --         11,731            --        100,000     213,293       213,293           --
    72                --         11,731            --        100,000     213,293       213,293           --
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.



                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    53          $100,000        $    --       $96,525       $100,000    $106,000      $106,000     $100,000
    54            96,525             --        93,040        100,000     112,360       112,360      100,000
    55            93,040             --        89,540        100,000     119,102       119,102      100,000
    56            89,540             --        86,022        100,000     126,248       126,248      100,000
    57            86,022             --        82,478        100,000     133,823       133,823      100,000
    58            82,478             --        78,906        100,000     141,852       141,852      100,000
    59            78,906             --        75,298        100,000     150,363       150,363      100,000
    60            75,298             --        71,650        100,000     159,385       159,385      100,000
    61            71,650             --        67,955        100,000     168,948       168,948      100,000
    62            67,955             --        64,207        100,000     179,085       179,085      100,000
    63            64,207             --        60,400        100,000     189,830       189,830      100,000
    64            60,400             --        56,527        100,000     201,220       201,220      100,000
    65            56,527         11,731        40,867        100,000     213,293       213,293       88,269
    66            40,867         11,731        25,537        100,000     213,293       213,293       76,538
    67            25,537         11,731        10,532        100,000     213,293       213,293       64,807
    68            10,532         11,731            --        100,000     213,293       213,293       53,076
    69                --         11,731            --        100,000     213,293       213,293       41,344
    70                --         11,731            --        100,000     213,293       213,293       29,613
    71                --         11,731            --        100,000     213,293       213,293       17,882
    72                --         11,731            --        100,000     213,293       213,293        6,151
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.



                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    73          $100,000        $    --       $96,675       $100,000    $106,000      $106,000     $100,000
    74            96,675             --        93,337        100,000     112,360       112,360      100,000
    75            93,337             --        89,981        100,000     119,102       119,102      100,000
    76            89,981             --        86,604        100,000     126,248       126,248      100,000
    77            86,604             --        83,199        100,000     133,823       133,823      100,000
    78            83,199             --        79,762        100,000     141,852       141,852      100,000
    79            79,762             --        76,287        100,000     150,363       150,363      100,000
    80            76,287             --        72,769        100,000     159,385       159,385      100,000
    81            72,769             --        69,202        100,000     168,948       168,948      100,000
    82            69,202         12,536        53,043        100,000     179,085       179,085       80,884
    83            53,043         12,536        37,208        100,000     179,085       179,085       60,501
    84            37,208         12,536        21,689        100,000     179,085       179,085       38,341
    85            21,689         12,536         6,481        100,000     179,085       179,085       13,066
    86             6,481         12,536            --        100,000     179,085       179,085           --
    87                --         12,536            --        100,000     179,085       179,085           --
    88                --         12,536            --        100,000     179,085       179,085           --
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.



                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    73          $100,000        $    --       $96,275       $100,000    $106,000      $106,000     $100,000
    74            96,275             --        92,545        100,000     112,360       112,360      100,000
    75            92,545             --        88,805        100,000     119,102       119,102      100,000
    76            88,805             --        85,051        100,000     126,248       126,248      100,000
    77            85,051             --        81,277        100,000     133,823       133,823      100,000
    78            81,277             --        77,479        100,000     141,852       141,852      100,000
    79            77,479             --        73,650        100,000     150,363       150,363      100,000
    80            73,650             --        69,784        100,000     159,385       159,385      100,000
    81            69,784             --        65,877        100,000     168,948       168,948      100,000
    82            65,877         12,536        49,435        100,000     179,085       179,085       87,464
    83            49,435         12,536        33,372        100,000     179,085       179,085       74,928
    84            33,372         12,536        17,680        100,000     179,085       179,085       62,392
    85            17,680         12,536         2,353        100,000     179,085       179,085       49,856
    86             2,353         12,536            --        100,000     179,085       179,085       37,320
    87                --         12,536            --        100,000     179,085       179,085       24,784
    88                --         12,536            --        100,000     179,085       179,085       12,248
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.



                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $100,845      $100,000    $106,000      $106,000     $100,845
    67           100,845         5,830         101,758       100,845     106,000       106,000      101,758
    68           101,758         5,830         102,743       101,758     106,000       106,000      102,743
    69           102,743         5,830         103,808       102,743     106,000       106,000      103,808
    70           103,808         5,830         104,957       103,808     106,000       106,000      104,957
    71           104,957         5,830         106,199       104,957     106,000       106,000      106,199
    72           106,199         5,841         107,526       106,199     106,000       106,199      107,526
    73           107,526         5,914         108,870       107,526     106,000       107,526      108,870
    74           108,870         5,988         110,231       108,870     106,000       108,870      110,231
    75           110,231         6,063         111,609       110,231     106,000       110,231      111,609
    76           111,609         6,139         113,004       111,609     106,000       111,609      113,004
    77           113,004         6,215         114,417       113,004     106,000       113,004      114,417
    78           114,417         6,293         115,847       114,417     106,000       114,417      115,847
    79           115,847         6,372         117,295       115,847     106,000       115,847      117,295
    80           117,295         6,451         118,761       117,295     106,000       117,295      118,761
    81           118,761         6,532         120,246       118,761     106,000       118,761      120,246
    82           120,246         6,614         121,749       120,246     106,000       120,246      121,749
    83           121,749         6,696         123,271       121,749     106,000       121,749      123,271
    84           123,271         6,780         124,812       123,271     106,000       123,271      124,812
    85           124,812         6,865         126,372       124,812     106,000       124,812      126,372
    86           126,372         6,950         127,951       126,372     106,000       126,372      127,951
    87           127,951         7,037         129,551       127,951     106,000       127,951      129,551
    88           129,551         7,125         131,170       129,551     106,000       129,551      131,170
    89           131,170         7,214         132,810       131,170     106,000       131,170      132,810
    90           132,810         7,305         134,470       132,810     106,000       132,810      134,470
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.



                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $100,693      $100,000    $106,000      $106,000     $100,693
    67           100,693         5,830         101,439       100,693     106,000       106,000      101,439
    68           101,439         5,830         102,243       101,439     106,000       106,000      102,243
    69           102,243         5,830         103,108       102,243     106,000       106,000      103,108
    70           103,108         5,830         104,039       103,108     106,000       106,000      104,039
    71           104,039         5,830         105,042       104,039     106,000       106,000      105,042
    72           105,042         5,830         106,123       105,042     106,000       106,000      106,123
    73           106,123         5,837         107,279       106,123     106,000       106,123      107,279
    74           107,279         5,900         108,446       107,279     106,000       107,279      108,446
    75           108,446         5,965         109,625       108,446     106,000       108,446      109,625
    76           109,625         6,029         110,815       109,625     106,000       109,625      110,815
    77           110,815         6,095         112,017       110,815     106,000       110,815      112,017
    78           112,017         6,161         113,231       112,017     106,000       112,017      113,231
    79           113,231         6,228         114,457       113,231     106,000       113,231      114,457
    80           114,457         6,295         115,695       114,457     106,000       114,457      115,695
    81           115,695         6,363         116,945       115,695     106,000       115,695      116,945
    82           116,945         6,432         118,208       116,945     106,000       116,945      118,208
    83           118,208         6,501         119,482       118,208     106,000       118,208      119,482
    84           119,482         6,572         120,769       119,482     106,000       119,482      120,769
    85           120,769         6,642         122,068       120,769     106,000       120,769      122,068
    86           122,068         6,714         123,380       122,068     106,000       122,068      123,380
    87           123,380         6,786         124,705       123,380     106,000       123,380      124,705
    88           124,705         6,859         126,042       124,705     106,000       124,705      126,042
    89           126,042         6,932         127,392       126,042     106,000       126,042      127,392
    90           127,392         7,007         128,755       127,392     106,000       127,392      128,755
-------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2007

Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit for Lifetime Income Plus and Lifetime Income Plus 2007" provision below.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE
WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE RIDER DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE RIDER DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

WITHDRAWAL BASE. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

ROLL-UP VALUE. Your initial Roll-Up Value is equal to your initial purchase payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any purchase payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative purchase payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional purchase payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional purchase payments will not increase the Roll-Up Value.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider

Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit and may be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the purchase payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, and the Rider Death Benefit will be increased only by 50% of the purchase payment.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE, RIDER DEATH BENEFIT, AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.

IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

WE WILL NOT REDUCE YOUR WITHDRAWAL FACTOR OR RIDER DEATH BENEFIT IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

RESTORATION OR RESET OF THE BENEFIT

RESTORATION. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next Valuation Day. THE RESTORE FEATURE UNDER THIS RIDER MAY BE USED ONLY ONCE AND IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election at our Service Center in a form acceptable to us at least 15 days prior to your next contract anniversary.

RESET. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Service Center to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Service Center;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Service Center to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS 2007 AND WHILE THE RIDER IS IN EFFECT.

WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are REDUCED. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE RIDER DEATH BENEFIT, THE CONTRACT VALUE AND THE PRESENT VALUE OF THE WITHDRAWAL LIMIT IN A LUMP SUM, CALCULATED USING THE ANNUITY 2000 MORTALITY TABLE AND AN INTEREST RATE OF 3%.

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100.

     THE RIDER DEATH BENEFIT WILL CONTINUE UNDER THIS PROVISION. THE RIDER DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE RIDER DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

DEATH PROVISIONS. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.


Proceeds that were transferred to the Goldman Sachs Variable Insurance
Trust -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.


RIDER DEATH BENEFIT. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

Lifetime Income Plus 2007 must be elected at application. Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (5) the Roll-Up Value increases until age 70;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                              WITHDRAWALS                  WITHDRAWAL    ROLL-UP   RIDER DEATH
   AGE -    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -      VALUE -    BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR END OF YEAR
----------------------------------------------------------------------------------------------
    63          $100,000            --        $98,000       $100,000    $105,000    $100,000
    64            98,000            --         96,040        100,000     110,000     100,000
    65            96,040            --         94,119        100,000     115,000     100,000
    66            94,119            --         92,237        100,000     120,000     100,000
    67            92,237            --         90,392        100,000     125,000     100,000
    68            90,392            --         88,584        100,000     130,000     100,000
    69            88,584            --         86,813        100,000     135,000     100,000
    70            86,813        $8,400         76,676        100,000     140,000      91,600
    71            76,676         8,400         66,743        100,000     140,000      83,200
    72            66,743         8,400         57,008        100,000     140,000      74,800
    73            57,008         8,400         47,468        100,000     140,000      66,400
    74            47,468         8,400         38,118        100,000     140,000      58,000
    75            38,118         8,400         28,956        100,000     140,000      49,600
    76            28,956         8,400         19,977        100,000     140,000      41,200
    77            19,977         8,400         11,177        100,000     140,000      32,800
    78            11,177         8,400          2,554        100,000     140,000      24,400
    79             2,554         8,400             --        100,000     140,000      16,000
    80                --         8,400             --        100,000     140,000       7,600
    81                --         8,400             --        100,000     140,000          --
    82                --         8,400             --        100,000     140,000          --
    83                --         8,400             --        100,000     140,000          --
    84                --         8,400             --        100,000     140,000          --
    85                --         8,400             --        100,000     140,000          --
    86                --         8,400             --        100,000     140,000          --
    87                --         8,400             --        100,000     140,000          --
    88                --         8,400             --        100,000     140,000          --
    89                --         8,400             --        100,000     140,000          --
    90                --         8,400             --        100,000     140,000          --
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (5) the Roll-Up Value increases for 5 years;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                              WITHDRAWALS                  WITHDRAWAL    ROLL-UP   RIDER DEATH
   AGE -    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -      VALUE -    BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR END OF YEAR
----------------------------------------------------------------------------------------------
    78          $100,000            --        $98,000       $100,000    $105,000    $100,000
    79            98,000            --         96,040        100,000     110,000     100,000
    80            96,040            --         94,119        100,000     115,000     100,000
    81            94,119            --         92,237        100,000     120,000     100,000
    82            92,237        $8,750         81,642        100,000     125,000      91,250
    83            81,642         8,750         71,259        100,000     125,000      82,500
    84            71,259         8,750         61,084        100,000     125,000      73,750
    85            61,084         8,750         51,112        100,000     125,000      65,000
    86            51,112         8,750         41,340        100,000     125,000      56,250
    87            41,340         8,750         31,763        100,000     125,000      47,500
    88            31,763         8,750         22,378        100,000     125,000      38,750
    89            22,378         8,750         13,180        100,000     125,000      30,000
    90            13,180         8,750          4,167        100,000     125,000      21,250
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the Roll-Up Value increases for 1 year;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.

                              WITHDRAWALS                  WITHDRAWAL    ROLL-UP   RIDER DEATH
   AGE -    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -      VALUE -    BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR END OF YEAR
----------------------------------------------------------------------------------------------
    66          $100,000        $5,775        $102,225      $100,000    $105,000    $102,225
    67           102,225         5,775         104,628       102,225     105,000     104,628
    68           104,628         5,775         107,223       104,628     105,000     107,223
    69           107,223         5,897         109,904       107,223     105,000     109,904
    70           109,904         6,045         112,651       109,904     105,000     112,651
    71           112,651         6,196         115,468       112,651     105,000     115,468
    72           115,468         6,351         118,354       115,468     105,000     118,354
    73           118,354         6,509         121,313       118,354     105,000     121,313
    74           121,313         6,672         124,346       121,313     105,000     124,346
    75           124,346         6,839         127,455       124,346     105,000     127,455
    76           127,455         7,010         130,641       127,455     105,000     130,641
    77           130,641         7,185         133,907       130,641     105,000     133,907
    78           133,907         7,365         137,255       133,907     105,000     137,255
    79           137,255         7,549         140,686       137,255     105,000     140,686
    80           140,686         7,738         144,203       140,686     105,000     144,203
    81           144,203         7,931         147,808       144,203     105,000     147,808
    82           147,808         8,129         151,504       147,808     105,000     151,504
    83           151,504         8,333         155,291       151,504     105,000     155,291
    84           155,291         8,541         159,174       155,291     105,000     159,174
    85           159,174         8,755         163,153       159,174     105,000     163,153
    86           163,153         8,973         167,232       163,153     105,000     167,232
    87           167,232         9,198         171,412       167,232     105,000     171,412
    88           171,412         9,428         175,698       171,412     105,000     175,698
    89           175,698         9,663         180,090       175,698     105,000     180,090
    90           180,090         9,905         184,592       180,090     105,000     184,592
----------------------------------------------------------------------------------------------

Lifetime Income Plus

Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.

Lifetime Income Plus provides for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the rider, as discussed more fully below, you will be eligible to make these guaranteed withdrawals for the life of your contract.

Lifetime Income Plus provides guaranteed withdrawals for the life of the Annuitant(s), at least equal to purchase payments, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit for Lifetime Income Plus and Lifetime Income Plus 2007" provision below.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE
WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $0 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE RIDER DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE RIDER DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

WITHDRAWAL BASE. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the purchase payment, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE AND/OR THE RIDER DEATH BENEFIT FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

The Rider Death Benefit will be (a) MINUS (b), where:

   (a) is the Rider Death Benefit; and

   (b) is the Rider Death Benefit multiplied by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election at our Service Center in a form acceptable to us.

WE WILL NOT REDUCE YOUR WITHDRAWAL FACTOR OR RIDER DEATH BENEFIT IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

NOTIFICATION. Transfer requests must be submitted in a form acceptable to us and must be submitted in accordance with the terms of the contract. If your transfer request is received in good order, we will process your transfer request as of the Valuation Day your transfer request is received. If your benefit is not already currently reduced, your transfer request is in good order, and you have not taken a withdrawal subsequent to this transfer request, but such transfer causes your Contract Value to not be allocated in accordance with the Investment Strategy, you will have one opportunity, within five business days from the date the confirmation statement is sent to you, to make another transfer request to the prescribed Investment Strategy without a reduction to your benefit. Such a transfer request will be considered a transfer for purposes of counting the number of transfers allowed in a calendar year. Your Withdrawal Base will not be affected in such circumstances.

This benefit is not available to you if your benefit is: (i) currently reduced due to not allocating assets according to the prescribed Investment Strategy;
(ii) you have already exercised this benefit; or (iii) you request a transfer after five business days from the date the confirmation statement is sent to you.

Exercise of this benefit does not preclude you from exercising the restoration or reset provision.

RESTORATION OR RESET OF THE BENEFIT

RESTORATION. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

RESET. For contracts issued on or after November 6, 2006. If all of the Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

         -------------------------------------------------------------

               RESTORE PROVISION               RESET PROVISION
         -------------------------------------------------------------
         You may restore on a contract  You may reset on a contract
         anniversary once during the    anniversary periodically
         life of this rider.            after your Benefit Date.
         -------------------------------------------------------------
         You must allocate all assets   You must allocate all assets
         to the prescribed Investment   to the prescribed Investment
         Strategy in effect as of the   Strategy available as of the
         last Benefit Date prior to     date of the reset.
         the reduction in benefits.
         -------------------------------------------------------------
         Your rider charge assessed     Your rider charge may
         will remain the same as the    increase, not to exceed an
         charge that was in effect as   annualized rate of 2.00% of
         of your last Benefit Date      assets in the Separate
         prior to the reduction in      Account, calculated on a
         benefits.                      daily basis.
         -------------------------------------------------------------
         Your Withdrawal Base will be   Your Withdrawal Base will be
         the lesser of the current      reset to equal your Contract
         Contract Value and your prior  Value as of the date you
         Withdrawal Base.               reset your benefit.
         -------------------------------------------------------------
         The Withdrawal Factor will be  The Withdrawal Factor will be
         restored to 100% of the        reset to 100% of the original
         original age Withdrawal        age Withdrawal Factor.
         Factor.
         -------------------------------------------------------------
         The Rider Death Benefit will   The Rider Death Benefit will
         be the lesser of Contract      be the lesser of Contract
         Value and total purchase       Value and total purchase
         payments less Gross            payments less Gross
         Withdrawals.                   Withdrawals.
         -------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

YOU MAY NOT USE THE RESTORE OR RESET PROVISION IF ANY ANNUITANT IS OLDER THAN AGE 85 ON THE CONTRACT ANNIVERSARY. WE RESERVE THE RIGHT TO LIMIT THE RESTORATION DATE TO A CONTRACT ANNIVERSARY ON OR AFTER THREE COMPLETE YEARS FROM THE BENEFIT DATE.

SYSTEMATIC RESETS. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Service Center to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Service Center of new allocations; or

   (e) ownership changes.

PLEASE NOTE THAT A SYSTEMATIC RESET WILL OCCUR ON AN AVAILABLE CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, A SYSTEMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE; AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER WHETHER IT IS IN YOUR BEST INTEREST TO ELECT TO SYSTEMATICALLY RESET YOUR WITHDRAWAL BASE.

WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are REDUCED. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE BECOMES ZERO, YOUR CONTRACT, ALL RIDERS AND ENDORSEMENTS, INCLUDING THIS RIDER, WILL TERMINATE AND THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE RIDER DEATH BENEFIT, THE CONTRACT VALUE AND THE PRESENT VALUE OF THE WITHDRAWAL LIMIT IN A LUMP SUM CALCULATED USING THE ANNUITY 2000 MORTALITY TABLE AND AN INTEREST RATE OF 3%.

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL ISSUE YOU A SUPPLEMENTAL CONTRACT. WE WILL CONTINUE TO PAY YOU THE WITHDRAWAL LIMIT UNTIL THE LAST DEATH OF AN ANNUITANT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED TO BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY, TO NO LESS THAN ANNUALLY, SO THAT THE PAYMENT WILL BE AT LEAST $100. THE RIDER DEATH BENEFIT WILL CONTINUE UNDER THE SUPPLEMENTAL CONTRACT. THE RIDER DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT MADE UNDER THE SUPPLEMENTAL CONTRACT. THE RIDER DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE LAST DEATH OF AN ANNUITANT.

RIDER DEATH BENEFIT. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

DEATH PROVISIONS

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.


Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

EXAMPLES

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
   AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
   --------------------------------------------------------------------------
   65      $100,000        $5,500        $92,500       $100,000     $94,500
   66        92,500         5,500         85,150        100,000      89,000
   67        85,150         5,500         77,947        100,000      83,500
   68        77,947         5,500         70,888        100,000      78,000
   69        70,888         5,500         63,970        100,000      72,500
   70        63,970         5,500         57,191        100,000      67,000
   71        57,191         5,500         50,547        100,000      61,500
   72        50,547         5,500         44,036        100,000      56,000
   73        44,036         5,500         37,655        100,000      50,500
   74        37,655         5,500         31,402        100,000      45,000
   75        31,402         5,500         25,274        100,000      39,500
   76        25,274         5,500         19,269        100,000      34,000
   77        19,269         5,500         13,383        100,000      28,500
   78        13,383         5,500          7,616        100,000      23,000
   79         7,616         5,500              0        100,000      17,500
   80             0         5,500              0        100,000      12,000
   81             0         5,500              0        100,000       6,500
   82             0         5,500              0        100,000       1,000
   83             0         5,500              0        100,000           0
   84             0         5,500              0        100,000           0
   85             0         5,500              0        100,000           0
   86             0         5,500              0        100,000           0
   87             0         5,500              0        100,000           0
   88             0         5,500              0        100,000           0
   89             0         5,500              0        100,000           0
   --------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a withdrawal factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base on each contract anniversary; and

   (8) the owner dies upon reaching age 90.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
   AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
   --------------------------------------------------------------------------
   65      $100,000        $5,500        $102,500      $100,000     $94,500
   66       102,500         5,638         105,063       102,500      88,863
   67       105,063         5,778         107,689       105,063      83,084
   68       107,689         5,923         110,381       107,689      77,161
   69       110,381         6,071         113,141       110,381      71,090
   70       113,141         6,223         115,969       113,141      64,867
   71       115,969         6,378         118,869       115,969      58,489
   72       118,869         6,538         121,840       118,869      51,951
   73       121,840         6,701         124,886       121,840      45,250
   74       124,886         6,869         128,008       124,886      38,381
   75       128,008         7,040         131,209       128,008      31,341
   76       131,209         7,216         134,489       131,209      24,124
   77       134,489         7,397         137,851       134,489      16,728
   78       137,851         7,582         141,297       137,851       9,146
   79       141,297         7,771         144,830       141,297       1,374
   80       144,830         7,966         148,451       144,830           0
   81       148,451         8,165         152,162       148,451           0
   82       152,162         8,369         155,966       152,162           0
   83       155,966         8,578         159,865       155,966           0
   84       159,865         8,793         163,862       159,865           0
   85       163,862         9,012         167,958       163,862           0
   86       167,958         9,238         172,157       167,958           0
   87       172,157         9,469         176,461       172,157           0
   88       176,461         9,705         180,873       176,461           0
   89       180,873         9,948         185,394       180,873           0
   --------------------------------------------------------------------------

This next example demonstrates the effect of withdrawals exceeding the Withdrawal Limit. It assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to $7,000 each year for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base on each contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                                   WITHDRAWAL
                      WITHDRAWALS                   LIMIT -   WITHDRAWAL  RIDER DEATH
    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BEFORE     BASE -     BENEFIT -
AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    WITHDRAWAL END OF YEAR END OF YEAR
-------------------------------------------------------------------------------------
65      $100,000        $7,000        $101,000       $5,500    $ 93,000     $93,000
66       101,000         7,000         102,080        5,555      94,000      86,000
67       102,080         7,000         103,246        5,614      95,080      79,000
68       103,246         7,000         104,506        5,679      96,246      72,000
69       104,506         7,000         105,867        5,748      97,506      65,000
70       105,867         7,000         107,336        5,823      98,867      58,000
71       107,336         7,000         108,923        5,903     100,336      51,000
72       108,923         7,000         110,637        5,991     101,923      44,000
73       110,637         7,000         112,488        6,085     103,637      37,000
74       112,488         7,000         114,487        6,187     105,488      30,000
75       114,487         7,000         116,645        6,297     107,487      23,000
76       116,645         7,000         118,977        6,416     109,645      16,000
77       118,977         7,000         121,495        6,544     111,977       9,000
78       121,495         7,000         124,215        6,682     114,495       2,000
79       124,215         7,000         127,152        6,832     117,215           0
80       127,152         7,000         130,324        6,993     120,152           0
81       130,324         7,000         133,750        7,168     123,324           0
82       133,750         7,000         137,450        7,356     126,750           0
83       137,450         7,000         141,446        7,560     130,450           0
84       141,446         7,000         145,762        7,780     134,446           0
85       145,762         7,000         150,423        8,017     138,762           0
86       150,423         7,000         155,457        8,273     143,423           0
87       155,457         7,000         160,893        8,550     148,457           0
88       160,893         7,000         166,765        8,849     153,893           0
89       166,765         7,000         173,106        9,172     159,765           0
-------------------------------------------------------------------------------------

Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007

In order to receive the full benefit provided by Lifetime Income Plus or Lifetime Income Plus 2007, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. EVEN IF YOUR BENEFIT IS REDUCED, YOU WILL CONTINUE TO PAY THE FULL AMOUNT CHARGED FOR THE RIDER.

Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. The Investment Strategy for Lifetime Income Plus 2008 is discussed above in the "Lifetime Income Plus 2008" provision of this prospectus. The Investment Strategy for Lifetime Income Plus Solution is discussed above in the "Lifetime Income Plus Solution" provision of this prospectus.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contact owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contact Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Date after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PURCHASE PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY AND THE GUARANTEED AMOUNT AVAILABLE FOR WITHDRAWAL WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION OF YOUR BENEFIT. YOU MAY RESET YOUR BENEFIT ON THE NEXT AVAILABLE RESET DATE AS DESCRIBED IN THE "RESTORATION OR RESET OF THE BENEFIT" PROVISION.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares (formerly, Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares);


       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Fund -- Service Class Shares; and/or


       Oppenheimer Variable Account Funds -- Oppenheimer Capital Income Fund/VA -- Service Shares (formerly, Oppenheimer Balanced Fund/VA -- Service Shares);

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

THE DEATH BENEFIT

DISTRIBUTION PROVISIONS UPON DEATH OF OWNER OR JOINT OWNER

In certain circumstances, federal tax law requires that distributions be made under this contract upon an individual's death. Except as described below in the "Distribution Rules" provision, a distribution is required upon the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant, if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

If any owner or joint owner who is not also an Annuitant or Joint Annuitant dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day as of which we have receipt of request for surrender or choice of applicable payment choice, due proof of death and any required forms at our Service Center.

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE ANNUITY COMMENCEMENT DATE

If any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Service Center of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit; and

   (2) the Annual Step-Up Death Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The Annual Step-Up Death Benefit Rider Option is available to you for an additional charge and must be elected at the time of application.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

BASIC DEATH BENEFIT

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals (including any applicable surrender charges and premium taxes assessed) calculated as of the Valuation Day we receive due proof of death; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value.

Please refer to Appendix A for an example of the calculation of the Basic Death Benefit.

ANNUAL STEP-UP DEATH BENEFIT RIDER OPTION

The Annual Step-Up Death Benefit Rider Option adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider Option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Service Center will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit

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will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Service Center. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium taxes paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Service Center. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium taxes paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Rider Option may not be available in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

TERMINATION OF DEATH BENEFIT RIDER OPTION WHEN CONTRACT ASSIGNED OR SOLD

The Annual Step-Up Death Benefit Rider Option will terminate in the event that you assign or sell this contract, unless your contract is assigned or sold pursuant to a court order.

HOW TO CLAIM PROCEEDS AND/OR DEATH BENEFIT PAYMENTS

At the death of:

   (1) an owner or joint owner (or the Annuitant or Joint Annuitant if any owner or joint owner is a non-natural entity); or

   (2) the Annuitant or Joint Annuitant;

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner's or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

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We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted. Upon such notification of death, we will transfer all assets in the Separate Account to the Goldman Sachs Variable Insurance Trust -- Money Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.


PAYMENT CHOICES: The designated beneficiary may elect the form in which the proceeds will be paid from the following payment choices (and if no election is made the default payment choice described below will apply):

   (1) receive the proceeds in one lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amount will be distributed in one lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan 1 or 2 as described in the "Optional Payment Plans" provision of this prospectus. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy;

   (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below;

   (5) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision; or

   (6) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Service Center, payments will default to payment choice 2.

STRETCH PAYMENT CHOICES

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

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Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

SPENDTHRIFT PROVISION. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

DISTRIBUTION RULES

When Death Occurs Before the Annuity Commencement Date

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules also apply where federal tax law does not provide alternative distribution rules. These rules do not apply to Qualified Contracts and, if alternative distribution rules apply, contracts that do not qualify as annuity contracts under federal tax law, and may not apply to contracts held by certain entities. For Qualified Contracts, the required minimum distribution provisions of the Code apply. The required minimum distribution rules are generally specified in the endorsement,

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plan document, or other writing establishing the plan or individual retirement arrangement. See the "Tax Matters" provision of this prospectus.

If the sole designated beneficiary is the spouse of the deceased owner, the spouse may continue the contract as the new owner. If the deceased owner was also an Annuitant or Joint Annuitant, the spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the spouse is one of multiple designated beneficiaries, the spouse may only continue the contract in proportion to the amount as allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 1 or 2 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 3 is elected (within 60 days following receipt of due proof of death and all required forms at our Service Center), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. Contract Value for the continued contract will be equal to the death benefit proceeds. If there is no Joint Annuitant, the Owner will become the new sole Annuitant. If there is a Joint Annuitant, the Joint Annuitant will become the sole Annuitant. The owner may exercise all rights as stated in the contract before an Annuitant's death.

When Death Occurs On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract.

INCOME PAYMENTS

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. (If Principal Protection Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Principal Protection Advantage" provision in this section.) The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued, unless you have elected Payment Optimizer Plus. If you have elected Payment Optimizer Plus, you may elect to receive income payments within the first year of the contract.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments up to the time income payments begin, to any date at least 13 months after your Contract Date and within one year of the last Annuity Commencement Date. The new Annuity Commencement Date cannot be a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or younger Annuitant's 90th birthday in the case of Joint Annuitants). Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Service Center prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance: (i) if Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; or (ii) if one of the Payment Protection Rider Options applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Annuity Commencement Date these riders do not apply, income payments will be made in the form of a Life Income with 10 Years Period Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the

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"Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. Unless you have elected one of the Payment Protection Rider Options and you have elected to take income payments under the rider, we will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant(s) instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. If you elected one of the Payment Protection Rider Options and you have elected to take income payments under the rider, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10-year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, the amount of each payment to be discounted will be assumed to be equal to the value of the payment on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Income with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10-year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, the amount of each payment to be discounted will be assumed to be equal to the value of the payment on the date we receive due proof of death. We will pay this discounted amount in one sum.

The contract provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

   (1) your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date;

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   (2) the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

   (3) the specific payment plan you choose; and

   (4) if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLANS

The following Optional Payment Plans are available under the contract unless you have fully annuitized under either of the Payment Protection Rider Options:

   OPTIONAL PAYMENT PLAN 1 -- LIFE INCOME WITH PERIOD CERTAIN. This option guarantees monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 2 -- INCOME FOR A FIXED PERIOD. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate unless otherwise provided.

   OPTIONAL PAYMENT PLAN 3 -- INCOME OF A DEFINITE AMOUNT. This option provides periodic payments of a definite amount to be paid. Payments can be annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 4 -- INTEREST INCOME. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   OPTIONAL PAYMENT PLAN 5 -- JOINT LIFE AND SURVIVOR INCOME. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate unless otherwise provided.

   OPTIONAL PAYMENT PLAN 6 -- FIXED INCOME FOR LIFE. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Service Center. Payments made under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 5 (Joint Life and Survivor Income) and Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If payments under Optional Payment Plans 2, 3 or 4 are variable income payments, and a request for redemption is received in good order, the

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payment will be made within seven days in accordance with the "Surrenders and
Partial Withdrawals" provision. If payments under Optional Payment Plans 2, 3 or 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the General Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Contract Value as of the Annuity Commencement Date, less any premium taxes, times the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units. On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one PLUS the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect one of the Payment Protection Rider Options, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. We will not assess a charge on such transfers. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Service Center. We reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

PAYMENT PROTECTION RIDER OPTIONS

We discuss two Payment Protection Rider Options in this prospectus: Principal Protection Advantage and Payment Optimizer Plus. These Payment Protection Rider Options are discussed in separate sections below. Principal Protection
Advantage is not available for contracts issued on or after January 5, 2007. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. There is an extra charge for each of the Payment Protection Rider Options.

Payment Optimizer Plus

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments determined on the Annuity Commencement Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or

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


additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. These and other features of the rider are more fully discussed below.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

INVESTMENT STRATEGY

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with the prescribed Investment Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. EVEN IF YOUR BENEFIT IS REDUCED, YOU WILL CONTINUE TO PAY THE FULL AMOUNT CHARGED FOR THE RIDER.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.


The Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about Asset Allocation Model C, the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, and the Defined Dollar Cost Averaging program, please see the "Subaccounts," "Asset Allocation Program" and "Defined Dollar Cost Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund.


Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PURCHASE PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, AND YOUR BENEFIT BASE WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION IN YOUR BENEFIT.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Service Center at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares (formerly, Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares);


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       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio --Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or


       Oppenheimer Variable Account Funds --Oppenheimer Capital Income Fund/VA -- Service Shares (formerly, Oppenheimer Balanced Fund/VA -- Service Shares);


       OR

   (2) owners may allocate assets to Asset Allocation Model C.


Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.


If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity Commencement Date, this adjustment does not apply.


On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund.


WE WILL NOT REDUCE YOUR BENEFIT BASE OR INCOME BASE IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

BENEFIT BASE AND INCOME BASE

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO EXCLUDE ADDITIONAL PURCHASE PAYMENTS FROM BEING APPLIED TO THE BENEFIT BASE. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Payment Optimizer Plus that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

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



If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by 50% of the purchase payment.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.

RESET OF BENEFIT BASE. If all of the Annuitants are ages 50 through 85, you may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

SYSTEMATIC RESETS. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Service Center at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Service Center to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Service Center of new allocations; or

   (e) ownership changes.

PLEASE NOTE THAT A SYSTEMATIC RESET WILL OCCUR ON AN AVAILABLE CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE BENEFIT BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, A SYSTEMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE; AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER WHETHER IT IS IN YOUR BEST INTEREST TO ELECT TO SYSTEMATICALLY RESET YOUR BENEFIT BASE.

MONTHLY INCOME

The Annuity Commencement Date under this rider may be any Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Maturity Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Annuity Commencement Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Annuity Commencement Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Annuity Commencement Date or on the annual anniversary of the Annuity Commencement Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

HOW INCOME PAYMENTS ARE CALCULATED

GUARANTEED PAYMENT FLOOR. The guaranteed payment floor is the guaranteed amount of each monthly income. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Annuity Commencement Date (as specified in the contract); and

   (c) is 12.

For purposes of this rider, the benefits provided under this rider, and the rider charge, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

INITIAL MONTHLY INCOME. The initial monthly income is the greater of the level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the income base as of the Annuity Commencement Date; and

   (b) is the Contract Value on the Valuation Day prior to the Annuity Commencement Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, minus an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           YEAR PAYMENTS BEGIN  MAXIMUM
                           --------------------   AGE
                           AFTER    PRIOR TO   ADJUSTMENT
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15

On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

SUBSEQUENT MONTHLY INCOME. Subsequent annual income amounts are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

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

An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Annuity Commencement Date will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, minus 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, plus 12 multiplied by the actual subsequent monthly income for the current annuity year, MINUS 12 multiplied by the subsequent level income amount for the current annuity year.
The following is an example of a monthly income calculation that demonstrates how the adjustment account works. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

                   LEVEL   GUARANTEED CHANGE IN  ADJUSTMENT            NET
         ANNUAL   INCOME    PAYMENT   ADJUSTMENT  ACCOUNT             ANNUAL
 ANNUITY INCOME   AMOUNT     FLOOR     ACCOUNT    BALANCE   MONTHLY INVESTMENT
  YEAR   AMOUNT  (MONTHLY) (MONTHLY)  (ANNUALLY) (MONTHLY)  INCOME    RETURN
 -----------------------------------------------------------------------------
    1    $ 7,658  $  638      $750     $ 1,342     $1,342   $  750     7.0%
    2      7,879     657       750       1,121      2,463      750     7.0%
    3      8,106     676       750         894      3,357      750     7.0%
    4      8,340     695       750         660      4,017      750     7.0%
    5      8,581     715       750         419      4,436      750     7.0%
    6      8,828     736       750         172      4,608      750     7.0%
    7      9,083     757       750         (83)     4,525      750     7.0%
    8      9,345     779       750        (345)     4,181      750     7.0%
    9      9,614     801       750        (614)     3,566      750     7.0%
   10      9,892     824       750        (892)     2,675      750     7.0%
   11     10,177     848       750      (1,177)     1,498      750     7.0%
   12     10,471     873       750      (1,471)        27      750     7.0%
   13     10,773     898       750         (27)         0      895     7.0%
   14     11,083     924       750           0          0      924     7.0%
   15     11,403     950       750           0          0      950     7.0%
   16     11,732     978       750           0          0      978     7.0%
   17     12,070   1,006       750           0          0    1,006     7.0%
   18     12,419   1,035       750           0          0    1,035     7.0%
   19     12,777   1,065       750           0          0    1,065     7.0%
   20     13,145   1,095       750           0          0    1,095     7.0%
 -----------------------------------------------------------------------------

   (1) The income base is the converted benefit base and is assumed to be $100,000.

   (2) The first annual income amount is calculated by applying a rate based on the Annuity 2000 Table and 4% interest to the Contract Value as of the Annuity Commencement Date.

   (3) All subsequent annual income amounts are calculated assuming hypothetical investment performance of 7% per year.

   (4) The level income amount is equal to the annual income amount divided by 12.

   (5) The guaranteed payment floor is 9% of the income base divided by 12.

   (6) The change in the adjustment account balance is equal to the guaranteed payment floor MINUS the level income amount, multiplied by 12, while the adjustment account is greater than zero.

   (7) The adjustment account balance is the sum of the changes in the adjustment account.

   (8) The monthly income is the greater of the level income amount MINUS the prior adjustment account balance divided by 12, and the guaranteed payment floor.

DEATH PROVISIONS

The following provisions apply to the rider.

SPECIAL DISTRIBUTION RULES WHEN DEATH OCCURS BEFORE MONTHLY INCOME STARTS. If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

SPECIAL DISTRIBUTION RULES WHEN THE LAST ANNUITANT DIES ON OR AFTER MONTHLY INCOME STARTS. If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) MINUS (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

WHEN THIS RIDER IS EFFECTIVE

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

CHANGE OF OWNERSHIP

You may assign the benefits provided under this rider. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of this rider.

GENERAL PROVISIONS

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  .  an owner may name only his or her spouse as a joint owner;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue; and

  . if you marry after issue, but prior to the Annuity Commencement Date, you may add your spouse as a joint owner and Joint Annuitant or as a joint owner or Joint Annuitant only.

  . under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following example shows how Payment Optimizer Plus works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

The example also assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or partial withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the benefit base is reset on each contract anniversary;

   (6) the Annuity Commencement Date is the third contract anniversary;

   (7) the guaranteed payment floor percentage is 7%;

   (8) the 12 month, period certain, single payment immediate annuity rate is 0%; and

   (9) there is no premium tax.

On the Annuity Commencement Date, the income base is set equal to the benefit base.

                                                               ADDITIONAL
                      MONTHLY                                    DEATH
               ANNUAL  LEVEL  GUARANTEED          ADJUSTMENT    PROCEEDS
       ANNUITY INCOME INCOME   PAYMENT   MONTHLY    ACCOUNT    (BEGINNING
        YEAR   AMOUNT AMOUNT    FLOOR    INCOME  (END OF YEAR)  OF YEAR)
       ------------------------------------------------------------------
          1    $6,517  $543      $583     $583      $  483      $100,000
          2     6,266   522       583      583       1,217        93,000
          3     6,025   502       583      583       2,191        86,000
          4     5,794   483       583      583       3,398        79,000
          5     5,571   464       583      583       4,827        72,000
       ------------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $100,000 x .06517 = $6,517). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $543 ($6,517 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .07) / 12 = $583). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $583 and $543. The additional death proceeds equal the income base minus the sum of all monthly income paid.

Principal Protection Advantage

Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

Principal Protection Advantage provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a "Payment Protection Plan") determined on the date you elect to take such payments (the "Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

INVESTMENT STRATEGY

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PURCHASE PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, AND YOUR BENEFIT BASE WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION IN YOUR BENEFIT.

At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Equity and Income

       Fund -- Series II shares (formerly, Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares);


       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or


       Oppenheimer Variable Account Funds -- Oppenheimer Capital Income Fund/VA -- Service Shares (formerly, Oppenheimer Balanced Fund/VA -- Service Shares);


       OR

   (2) owners may allocate assets to Asset Allocation Model C.

If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C.

BENEFIT BASE AND INCOME BASE

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base on the prior Valuation Day.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO EXCLUDE ADDITIONAL PURCHASE PAYMENTS FROM BEING APPLIED TO THE BENEFIT BASE. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Principal Protection Advantage that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Principal Protection Advantage, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional purchase payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day.

All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by
(b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any partial withdrawals;

   (b) is the Contract Value following the conversion; and

   (c) is the Contract Value before the conversion.

The following are examples of how the benefit base is calculated. These examples are based on purely hypothetical values and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

   Full Conversion of Benefit Base to Income Base

   Initial purchase payment = $100,000
   Benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $125,000
   Income Start Value = $125,000
   Income base = $100,000

   Partial Conversion of Benefit Base to Income Base -- Up Market

   Initial purchase payment = $100,000
   Benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $125,000
   Income Start Value = Contract Value converted (as chosen by the owner) = $50,000
   Contract Value following conversion = $75,000
   Benefit base following conversion = $100,000 x $75,000/$125,000 = $60,000
   Income base = $100,000 x $50,000/$125,000 = $40,000

   Partial Conversion of Benefit Base to Income Base --Down Market

   Initial purchase payment = $100,000
   Initial benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $80,000
   Income Start Value = Contract Value converted (as chosen by the owner) = $50,000
   Contract Value following conversion = $30,000
   Benefit base following conversion = $100,000 x $30,000/$80,000 = $37,500
   Income base = $100,000 x $50,000/$80,000 = $62,500

The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for partial withdrawals;

   (b) is the Income Start Value; and

   (c) is the Contract Value before the conversion of benefit base to income base.

RESET OF BENEFIT BASE. You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

You should carefully consider when to start taking income payments under a Payment Protection Plan if you elected Principal Protection Advantage. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

MONTHLY INCOME

On the Income Start Date, we will begin making monthly income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last purchase payment is received. The Income Start Value will then be applied to a Payment Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equaled zero.

HOW INCOME PAYMENTS ARE CALCULATED

INITIAL INCOME PAYMENT. The initial annual income amount for each Payment Protection Plan is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

   (b) is the Income Start Value less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12-month, period certain, single payment immediate annuity.

The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and

   (c) is 12.

SUBSEQUENT INCOME PAYMENTS. The subsequent annual income amounts under the applicable Payment Protection Plan are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

THE ADJUSTMENT ACCOUNT. An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year.

The adjustment account tracks the owner's obligation to repay amounts greater than the level income amount from future earnings of the contract. The rider benefits have not been irrevocably conferred upon the owner but, instead, a matching liability on the owner's part has been established through the adjustment account. There are two ways for this liability to be extinguished and reduce the adjustment account balance to zero.

One is through repayment of the advanced amounts by future performance of the Subaccount(s). The other is through a contract provision that waives the payment of the obligation upon the death of the owner/Annuitant.

The adjustment account balance will increase if your level income amount is less than the guaranteed payment floor. Therefore, an adjustment account balance will be created the first year in which the level income amount is less than the guaranteed payment floor. The adjustment account balance will decrease if your level income amount is greater than the guaranteed payment floor. Your monthly income payment will be limited to the guaranteed payment floor until the balance of the adjustment account is zero. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 times the guaranteed payment floor, MINUS 12 times the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount, MINUS any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, MINUS 12 multiplied by the subsequent level income amount.
The following is an example of a monthly income calculation that demonstrates how the adjustment account works. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

                        GUARANTEED CHANGE IN  ADJUSTMENT               NET
         ANNUAL  LEVEL   PAYMENT   ADJUSTMENT  ACCOUNT    MONTHLY     ANNUAL
 ANNUITY INCOME  INCOME   FLOOR     ACCOUNT    BALANCE     INCOME   INVESTMENT
  YEAR   AMOUNT  AMOUNT (MONTHLY)  (MONTHLY)  (ANNUALLY) (ANNUALLY)   RETURN
 -----------------------------------------------------------------------------
    1    $12,000 $1,000   $1,100    $ 1,200     $1,200     $1,100       8.1%
    2     12,600  1,050    1,100        600      1,800      1,100       7.9%
    3     13,200  1,100    1,100          0      1,800      1,100       7.7%
    4     13,800  1,150    1,100       -600      1,200      1,100       7.5%
    5     14,400  1,200    1,100     -1,200          0      1,100       7.3%
    6     15,000  1,250    1,100          0          0      1,250       7.1%
    7     15,600  1,300    1,100          0          0      1,300     -20.8%
    8     12,000  1,000    1,100      1,200      1,200      1,100       8.0%
 -----------------------------------------------------------------------------

   (1) The income base is the converted benefit base and is assumed to be $220,000.

   (2) The first annual income amount is calculated by applying a rate based on the Annuity 2000 Table and 3% interest to the Income Start Value as of the Income Start Date. The net annual investment return prior to the Income Start Date is assumed to be -1.2%. This is a hypothetical return that allows illustration of the rider benefits when the level income amount is less than the guaranteed payment floor on the Income Start Date.

   (3) All subsequent annual income amounts are calculated assuming hypothetical investment performance.

   (4) The level income amount is equal to the annual income amount divided by 12.

   (5) The guaranteed payment floor is 6% of the income base divided by 12.

   (6) The change in the adjustment account balance is equal to the guaranteed payment floor MINUS the level income amount, multiplied by 12.

   (7) The adjustment account balance is the sum of the changes in the adjustment account.

   (8) Monthly income is the greater of the level income amount MINUS the prior adjustment account balance divided by 12, and the guaranteed payment floor.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

DEATH PROVISIONS

The following provisions apply to the rider.

SPECIAL DISTRIBUTION RULES WHEN AN OWNER DIES BEFORE MONTHLY INCOME
STARTS. Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

SPECIAL DISTRIBUTION RULES WHEN THE LAST ANNUITANT DIES ON OR AFTER MONTHLY INCOME STARTS. On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by (c), where:

   (a) is the death benefit prior to the conversion of benefit base to income base;

   (b) is the Contract Value after the conversion; and

   (c) is the Contract Value before the conversion.

If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum.

Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) MINUS (ii), where:

      (i) is the income base less any premium tax;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

WHEN THIS RIDER IS EFFECTIVE

The effective date of the rider is the Contract Date. This rider may not be terminated.

OWNERSHIP AND CHANGE OF OWNERSHIP

You may assign the benefits provided by the Payment Protection Rider. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of the Payment Protection Rider.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant; and

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

  . under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLE

The following example shows how Principal Protection Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male Annuitant, age 60, at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the Income Start Date is the third contract anniversary;

   (6) the guaranteed payment floor percentage is 4%; and

   (7) the 12-month, period certain, single payment immediate annuity rate is 0%.

On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.

                                                             ADDITIONAL
                       MONTHLY                                 DEATH
                ANNUAL  LEVEL  GUARANTEED                     PROCEEDS
        ANNUITY INCOME INCOME   PAYMENT   MONTHLY ADJUSTMENT (BEGINNING
         YEAR   AMOUNT AMOUNT    FLOOR    INCOME   ACCOUNT    OF YEAR)
        ---------------------------------------------------------------
           1    $6,373  $531      $333     $531       $0      $100,000
           2     6,188   516       333      516        0        93,627
           3     6,008   501       333      501        0        87,439
           4     5,833   486       333      486        0        81,431
           5     5,663   472       333      472        0        75,599
        ---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .06373 = $6,373). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $531 ($6,373 /12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example ($100,000 x .04) /12 = $333). Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $333 and $531. The additional death benefit is the income base MINUS the sum of all monthly income paid.

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TAX TREATMENT OF PRINCIPAL PROTECTION ADVANTAGE

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if monthly payments are to be paid to you and you subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If monthly income payments are to be paid to you, you should consult a tax adviser before electing to have monthly income allocated to investment options under the contract.

Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Annuity Commencement Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Annuity Commencement Date (i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Principal Protection Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision of this prospectus.

TAX MATTERS

INTRODUCTION

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

TAX DEFERRAL ON EARNINGS. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner pays current tax on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner

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is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of a separate account such as the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

RESTRICTIONS ON THE EXTENT TO WHICH AN OWNER CAN DIRECT THE INVESTMENT OF CONTRACT VALUES. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

AGE AT WHICH INCOME PAYMENTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

PARTIAL WITHDRAWALS AND SURRENDERS. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A total surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a total surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options are subject to tax as partial withdrawals.

Distributions received before the Annuity Commencement Date pursuant to Principal Protection Advantage may be subject to tax as partial withdrawals. See the "Tax Treatment of Principal Protection Advantage" provision in the "Principal Protection Advantage" section of the prospectus.


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ASSIGNMENTS AND PLEDGES.  The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

GIFTING A CONTRACT. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

TAXATION OF INCOME PAYMENTS. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

TAXATION OF THE DEATH BENEFIT. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

PENALTY TAXES PAYABLE ON PARTIAL WITHDRAWALS, SURRENDERS, OR INCOME
PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of the owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or a transfer between Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.


MEDICARE TAX. Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.


SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an

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     immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax described above.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within six months of a partial
Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and treat under certain circumstances partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified contracts described herein in the future. Prospective purchasers should contact our Service Center for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a competent advisor.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

TYPES OF QUALIFIED CONTRACTS. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the

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     amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We are generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

TERMS OF QUALIFIED RETIREMENT PLANS AND QUALIFIED CONTRACTS. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

EMPLOYER QUALIFIED PLANS. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

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If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAS AND ROTH IRAS. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

THE INTERNAL REVENUE SERVICE HAS NOT REVIEWED THE CONTRACT FOR QUALIFICATION AS AN IRA, AND HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE PROVISION IN THIS CONTRACT COMPORTS WITH IRA QUALIFICATION REQUIREMENTS. WE MAY, HOWEVER, ENDORSE THE CONTRACT TO SATISFY THE IRA OR ROTH IRA QUALIFICATION RULES AND SUBMIT THE ENDORSEMENT TO THE IRS FOR APPROVAL AS TO FORM. IF YOU PURCHASED THE CONTRACT WITH SUCH AN ENDORSEMENT, THE ACCOMPANYING DISCLOSURE STATEMENT WILL INDICATE THE STATUS OF THE ENDORSEMENT'S APPROVAL UNDER THE IRS IRA PROTOTYPE PROGRAM.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.

The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

TREATMENT OF QUALIFIED CONTRACTS COMPARED WITH NON-QUALIFIED
CONTRACTS. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 701/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the

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     later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 701/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefit riders may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

AMOUNTS RECEIVED UNDER QUALIFIED CONTRACTS. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS: The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or income payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

MOVING MONEY FROM ONE QUALIFIED CONTRACT OR QUALIFIED RETIREMENT PLAN TO ANOTHER. ROLLOVERS AND TRANSFERS: In many circumstances you may move money between Qualified contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

DIRECT ROLLOVERS: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

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Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA CONVERSIONS: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

DISCLOSURE PURSUANT TO CODE AND ERISA REQUIREMENTS. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program. The Company may compensate GFWM for services it provides related to the Asset Allocation Program. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 8.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal, surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

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FEDERAL ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES


While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST") tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2013, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,250,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


FEDERAL DEFENSE OF MARRIAGE ACT


The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. The federal Defense of Marriage Act ("DOMA") currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Recently, however, several U.S. Courts of Appeals and U.S. District Courts held DOMA to be unconstitutional, and the Supreme Court is expected to hear two cases on DOMA in 2013. Therefore, it is currently uncertain as to whether spousal continuation provisions in this contract will be subject to the distribution at death requirements imposed on non-spouse beneficiaries by Section 72(s) of the Code. Consult a tax adviser for more information on this subject.


ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.


FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or total surrender proceeds from the Separate Account within seven days after receipt at our Service Center of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Service Center receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or


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   (2) by establishing an interest bearing draft account, called the "Secure
       Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within 7 days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum

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commission we may pay for the sale of the contract is 10.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts --commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 7.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of purchase payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.


During 2012, 2011, and 2010, $5.0 million, $4.9 million and $5.6 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2012, 2011, and 2010, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (RetireReady/SM/ Selections NY) is no longer offered or sold.


ADDITIONAL INFORMATION

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Service Center.

RETURN PRIVILEGE

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to our Service Center at:

                  Genworth Life Insurance Company of New York
                             Annuity New Business
                             6610 W. Broad Street
                           Richmond, Virginia 23230

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



If you cancel your contract, it will be void. Unless New York State Law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Service Center receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If New York State Law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you have previously taken.

STATE REGULATION

As a life insurance company organized and operated under the laws of the State of New York, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance.

Our books and accounts are subject to review and examination by the Department of State of the State of New York at all times. That Department conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER, MARITAL STATUS OR SURVIVAL

We may require proof of the age, gender or survival of any person or persons before acting on any applicable contract provision.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

EXEMPTION TO FILE PERIODIC REPORTS

The Company does not intend to file periodic reports required under the Securities Exchange Act of 1934 in reliance on the exemption provided by Rule 12h-7 thereunder.

LEGAL PROCEEDINGS


We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, increases to in-force long-term care insurance premiums, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.


In June 2011, Genworth North America Corporation received a subpoena from the office of the New York Attorney General relating to an industry-wide investigation of unclaimed property and escheatment practices and procedures. In addition to the

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subpoena, other state regulators are conducting reviews and examinations on the same subject. We are cooperating with these requests and inquiries.


Swiss Re Life and Health America, Inc. ("Swiss Re") reinsures a block of long-term care insurance policies issued by us and Genworth Life Insurance Company ("GLIC"). In the first and second quarters of 2011, Swiss Re withheld reinsurance amounts due as a purported offset against alleged underpaid premiums. On December 19, 2011, we and GLIC initiated an arbitration proceeding seeking to recover the unpaid amounts. An arbitration proceeding concluded in our favor on March 22, 2013 and the arbitration panel ordered Swiss Re to reimburse us for unpaid reinsurance amounts.

Through a series of co-insurance and related agreements, we and an affiliate became the 100% reinsurer of a block of long-term care insurance policies issued by MetLife. We and MetLife are in a dispute over MetLife's failure to transfer the cash equivalent of certain reserves associated with Consumer Price Index riders. We intend to pursue recovery of the amounts owed to us.


We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

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APPENDIX A

EXAMPLES OF THE AVAILABLE DEATH BENEFITS

BASIC DEATH BENEFIT

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant's age is 75 on the Contract Date then:

                   ANNUITANT'S END OF CONTRACT     BASIC
                       AGE      YEAR   VALUE   DEATH BENEFIT
                   -----------------------------------------
                       76        1    $103,000   $103,000
                       77        2     112,000    112,000
                       78        3      90,000    100,000
                       79        4     135,000    135,000
                       80        5     130,000    130,000
                       81        6     150,000    150,000
                       82        7     125,000    125,000
                       83        8     145,000    145,000
                   -----------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

                            PURCHASE CONTRACT     BASIC
                     DATE   PAYMENT   VALUE   DEATH BENEFIT
                    ---------------------------------------
                    3/31/09 $20,000  $20,000     $20,000
                    3/31/17           20,000      20,000
                    3/31/18           14,000      20,000
                    ---------------------------------------

If a partial withdrawal of $7,000 is taken on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

ANNUAL STEP-UP DEATH BENEFIT
RIDER OPTION

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner takes no partial withdrawals; then

                   END OF ANNUITANT'S CONTRACT     DEATH
                    YEAR      AGE      VALUE   BENEFIT AMOUNT
                   ------------------------------------------
                     1        76      $103,000    $103,000
                     2        77       112,000     112,000
                     3        78        90,000     112,000
                     4        79       135,000     135,000
                     5        80       130,000     135,000
                     6        81       150,000     135,000
                     7        82       125,000     135,000
                     8        83       145,000     135,000
                   ------------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

APPENDIX B

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:



         LIFETIME INCOME PLUS (FOR JOINT ANNUITANT CONTRACTS) ELECTED


                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
---------------------------------------------------------------------------------------------------------------------------------
 Invesco V.I. Core Equity Fund -- Series I shares                                 $10.06            $11.18            --     2012
                                                                                   10.32             10.06            --     2011
                                                                                    9.66             10.32            --     2010
                                                                                    7.71              9.66            --     2009
                                                                                   11.32              7.71            --     2008
                                                                                   10.74             11.32            --     2007
                                                                                   10.00             10.74            --     2006
---------------------------------------------------------------------------------------------------------------------------------
 Invesco V.I. International Growth Fund -- Series II shares                       $ 9.31            $10.47        20,471     2012
                                                                                   10.26              9.31        14,876     2011
                                                                                    9.34             10.26        17,587     2010
                                                                                    7.10              9.34        29,176     2009
                                                                                   12.23              7.10        32,303     2008
                                                                                   10.96             12.23        57,554     2007
                                                                                   10.00             10.96         8,240     2006
---------------------------------------------------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. American Franchise Fund -- Series I shares               $10.00            $ 9.59            --     2012
---------------------------------------------------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. American Franchise Fund -- Series II shares              $ 9.27            $10.25            --     2012
                                                                                   10.15              9.27            --     2011
                                                                                    8.70             10.15            --     2010
                                                                                    5.39              8.70            --     2009
                                                                                   10.85              5.39            --     2008
                                                                                    9.54             10.85            --     2007
                                                                                   10.00              9.54            --     2006
---------------------------------------------------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Comstock Fund -- Series II shares                        $ 8.77            $10.17            --     2012
                                                                                    9.18              8.77            --     2011
                                                                                    8.14              9.18            --     2010
                                                                                    6.50              8.14            --     2009
                                                                                   10.37              6.50            --     2008
                                                                                   10.89             10.37        55,338     2007
                                                                                   10.00             10.89         2,742     2006
---------------------------------------------------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares               $ 9.19            $10.08        17,919     2012
                                                                                    9.54              9.19        19,648     2011
                                                                                    8.73              9.54        20,598     2010
                                                                                    7.31              8.73        21,727     2009
                                                                                    9.69              7.31        21,473     2008
                                                                                   10.00              9.69         4,243     2007
---------------------------------------------------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares             $ 6.94            $ 7.96            --     2012
                                                                                    7.36              6.94            --     2011
                                                                                    7.06              7.36            --     2010
                                                                                    4.90              7.06            --     2009
                                                                                   10.44              4.90            --     2008
                                                                                   10.56             10.44            --     2007
                                                                                   10.00             10.56            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------------
 AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B                  $ 8.54            $ 9.45         14,576    2012
                                                                                    9.03              8.54         22,662    2011
                                                                                    8.40              9.03         27,964    2010
                                                                                    6.92              8.40         30,716    2009
                                                                                   10.16              6.92         32,865    2008
                                                                                   10.00             10.16         67,631    2007
---------------------------------------------------------------------------------------------------------------------------------
 AllianceBernstein Global Thematic Growth Portfolio -- Class B                    $ 7.88            $ 8.71             --    2012
                                                                                   10.55              7.88             --    2011
                                                                                    9.12             10.55             --    2010
                                                                                    6.10              9.12             --    2009
                                                                                   11.91              6.10             --    2008
                                                                                   10.19             11.91             --    2007
                                                                                   10.00             10.19             --    2006
---------------------------------------------------------------------------------------------------------------------------------
 AllianceBernstein Growth and Income Portfolio -- Class B                         $ 8.70            $ 9.95             --    2012
                                                                                    8.41              8.70             --    2011
                                                                                    7.64              8.41             --    2010
                                                                                    6.51              7.64             --    2009
                                                                                   11.25              6.51             --    2008
                                                                                   11.00             11.25             --    2007
                                                                                   10.00             11.00             --    2006
---------------------------------------------------------------------------------------------------------------------------------
 AllianceBernstein International Value Portfolio -- Class B                       $ 5.48            $ 6.10         59,393    2012
                                                                                    6.97              5.48         50,269    2011
                                                                                    6.85              6.97         51,803    2010
                                                                                    5.23              6.85         53,013    2009
                                                                                   11.47              5.23         58,588    2008
                                                                                   11.14             11.47        143,138    2007
                                                                                   10.00             11.14         18,875    2006
---------------------------------------------------------------------------------------------------------------------------------
 AllianceBernstein Large Cap Growth Portfolio -- Class B                          $ 8.62            $ 9.81             --    2012
                                                                                    9.18              8.62             --    2011
                                                                                    8.56              9.18             --    2010
                                                                                    6.40              8.56             --    2009
                                                                                   10.91              6.40             --    2008
                                                                                    9.84             10.91             --    2007
                                                                                   10.00              9.84             --    2006
---------------------------------------------------------------------------------------------------------------------------------
 AllianceBernstein Small Cap Growth Portfolio -- Class B                          $10.31            $11.54             --    2012
                                                                                   10.14             10.31             --    2011
                                                                                    7.61             10.14             --    2010
                                                                                    5.52              7.61             --    2009
                                                                                   10.41              5.52             --    2008
                                                                                    9.39             10.41             --    2007
                                                                                   10.00              9.39             --    2006
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------------------
 VP Inflation Protection Fund -- Class II                                         $12.47            $13.06         27,018    2012
                                                                                   11.44             12.47         27,571    2011
                                                                                   11.16             11.44         39,037    2010
                                                                                   10.38             11.16         64,572    2009
                                                                                   10.81             10.38         57,097    2008
                                                                                   10.12             10.81             --    2007
                                                                                   10.00             10.12             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
 BlackRock Basic Value V.I. Fund -- Class III Shares                              $ 8.98            $ 9.97             --    2012
                                                                                    9.47              8.98             --    2011
                                                                                    8.63              9.47             --    2010
                                                                                    6.76              8.63             --    2009
                                                                                   10.98              6.76             --    2008
                                                                                   11.09             10.98             --    2007
                                                                                   10.00             11.09             --    2006
---------------------------------------------------------------------------------------------------------------------------------
 BlackRock Global Allocation V.I. Fund -- Class III Shares                        $11.04            $11.84        377,243    2012
                                                                                   11.74             11.04        436,240    2011
                                                                                   10.97             11.74        475,888    2010
                                                                                    9.30             10.97        464,627    2009
                                                                                   11.87              9.30        462,375    2008
                                                                                   10.42             11.87        473,918    2007
                                                                                   10.00             10.42          5,330    2006
---------------------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares                         $ 8.45            $ 9.46             --    2012
                                                                                    8.46              8.45             --    2011
                                                                                    7.54              8.46             --    2010
                                                                                    6.10              7.54             --    2009
                                                                                   10.58              6.10             --    2008
                                                                                   10.04             10.58             --    2007
                                                                                   10.00             10.04             --    2006
---------------------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares                      $ 8.30            $ 9.18             --    2012
                                                                                    8.74              8.30             --    2011
                                                                                    6.98              8.74             --    2010
                                                                                    5.59              6.98             --    2009
                                                                                    9.58              5.59             --    2008
                                                                                    9.94              9.58             --    2007
                                                                                   10.00              9.94             --    2006
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                    $ 9.57            $10.48             --    2012
                                                                                   10.08              9.57             --    2011
                                                                                    8.50             10.08             --    2010
                                                                                    6.88              8.50             --    2009
                                                                                   11.65              6.88             --    2008
                                                                                   10.16             11.65             --    2007
                                                                                   10.00             10.16             --    2006
---------------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico International Opportunities               $ 7.55            $ 8.66         16,597    2012
   Fund -- Class 2                                                                  9.23              7.55         18,250    2011
                                                                                    8.32              9.23         19,527    2010
                                                                                    6.18              8.32         21,722    2009
                                                                                   12.30              6.18         24,895    2008
                                                                                   10.54             12.30         57,302    2007
                                                                                   10.00             10.54         10,097    2006
---------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                                     $10.76            $11.26         18,884    2012
                                                                                   10.76             10.76             --    2011
                                                                                   10.10             10.76             --    2010
                                                                                    7.18             10.10         18,025    2009
                                                                                   10.10              7.18         20,654    2008
                                                                                   10.19             10.10         46,239    2007
                                                                                   10.00             10.19             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
---------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares                             $12.99            $14.48             --    2012
                                                                                   12.69             12.99             --    2011
                                                                                   11.37             12.69             --    2010
                                                                                    7.65             11.37             --    2009
                                                                                   10.61              7.65             --    2008
                                                                                   10.54             10.61             --    2007
                                                                                   10.00             10.54             --    2006
---------------------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                                     $ 8.39            $ 9.57             --    2012
                                                                                    9.94              8.39         24,748    2011
                                                                                    8.65              9.94         27,282    2010
                                                                                    6.87              8.65         21,171    2009
                                                                                   12.12              6.87         22,538    2008
                                                                                   10.30             12.12             --    2007
                                                                                   10.00             10.30             --    2006
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------------------
 VIP Balanced Portfolio -- Service Class 2                                        $10.26            $11.49         75,896    2012
                                                                                   10.94             10.26         83,131    2011
                                                                                    9.52             10.94         87,768    2010
                                                                                    7.06              9.52         95,697    2009
                                                                                   10.99              7.06        106,107    2008
                                                                                   10.36             10.99         89,205    2007
                                                                                   10.00             10.36         10,367    2006
---------------------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio -- Service Class 2                                   $ 9.34            $10.58         87,209    2012
                                                                                    9.85              9.34             --    2011
                                                                                    8.64              9.85             --    2010
                                                                                    6.54              8.64             --    2009
                                                                                   11.69              6.54             --    2008
                                                                                   10.22             11.69         50,074    2007
                                                                                   10.00             10.22          5,803    2006
---------------------------------------------------------------------------------------------------------------------------------
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                    $ 8.72            $10.40             --    2012
                                                                                    9.19              8.72             --    2011
                                                                                    7.99              9.19             --    2010
                                                                                    6.03              7.99             --    2009
                                                                                   10.54              6.03             --    2008
                                                                                   10.12             10.54             --    2007
                                                                                   10.00             10.12             --    2006
---------------------------------------------------------------------------------------------------------------------------------
 VIP Equity-Income Portfolio -- Service Class 2                                   $ 8.42            $ 9.62         44,210    2012
                                                                                    8.58              8.42             --    2011
                                                                                    7.65              8.58             --    2010
                                                                                    6.04              7.65             --    2009
                                                                                   10.83              6.04             --    2008
                                                                                   10.96             10.83         42,926    2007
                                                                                   10.00             10.96             --    2006
---------------------------------------------------------------------------------------------------------------------------------
 VIP Growth & Income Portfolio -- Service Class 2                                 $ 8.91            $10.28             --    2012
                                                                                    9.01              8.91             --    2011
                                                                                    8.07              9.01             --    2010
                                                                                    6.51              8.07             --    2009
                                                                                   11.49              6.51             --    2008
                                                                                   10.53             11.49             --    2007
                                                                                   10.00             10.53             --    2006
---------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Opportunities Portfolio -- Service Class 2                            $10.00            $10.63         13,371    2012
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio -- Service Class 2                                          $ 9.39            $10.48             --    2012
                                                                                    9.63              9.39             --    2011
                                                                                    7.97              9.63             --    2010
                                                                                    6.38              7.97             --    2009
                                                                                   12.42              6.38             --    2008
                                                                                   10.05             12.42             --    2007
                                                                                   10.00             10.05             --    2006
---------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Stock Portfolio -- Service Class 2                                    $10.00            $10.78         19,752    2012
---------------------------------------------------------------------------------------------------------------------------------
 VIP Investment Grade Bond Portfolio -- Service Class 2                           $11.67            $12.02         52,996    2012
                                                                                   11.18             11.67             --    2011
                                                                                   10.65             11.18             --    2010
                                                                                    9.46             10.65             --    2009
                                                                                   10.04              9.46             --    2008
                                                                                   10.00             10.04         46,657    2007
---------------------------------------------------------------------------------------------------------------------------------
 VIP Mid Cap Portfolio -- Service Class 2                                         $ 9.63            $10.76         39,844    2012
                                                                                   11.07              9.63             --    2011
                                                                                    8.83             11.07             --    2010
                                                                                    6.47              8.83             --    2009
                                                                                   10.99              6.47             --    2008
                                                                                    9.77             10.99         21,380    2007
                                                                                   10.00              9.77             --    2006
---------------------------------------------------------------------------------------------------------------------------------
 VIP Value Strategies Portfolio -- Service Class 2                                $ 8.64            $10.71             --    2012
                                                                                    9.74              8.64             --    2011
                                                                                    7.90              9.74             --    2010
                                                                                    5.16              7.90             --    2009
                                                                                   10.85              5.16             --    2008
                                                                                   10.55             10.85             --    2007
                                                                                   10.00             10.55             --    2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
 Franklin Income Securities Fund -- Class 2 Shares                                $11.13            $12.23        530,705    2012
                                                                                   11.14             11.13        580,675    2011
                                                                                   10.13             11.14        657,732    2010
                                                                                    7.66             10.13        701,126    2009
                                                                                   11.17              7.66        828,774    2008
                                                                                   11.03             11.17        746,383    2007
                                                                                   10.00             11.03         19,063    2006
---------------------------------------------------------------------------------------------------------------------------------
 Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares          $ 8.12            $ 9.13         68,636    2012
                                                                                    8.45              8.12         91,835    2011
                                                                                    7.86              8.45        100,059    2010
                                                                                    6.18              7.86        107,061    2009
                                                                                    9.88              6.18        114,805    2008
                                                                                   10.00              9.88        160,305    2007
---------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class 2 Shares                                  $ 8.65            $ 9.64             --    2012
                                                                                    8.96              8.65         24,190    2011
                                                                                    8.26              8.96         30,011    2010
                                                                                    6.72              8.26         54,966    2009
                                                                                   10.95              6.72         56,507    2008
                                                                                   10.85             10.95             --    2007
                                                                                   10.00             10.85          5,504    2006
---------------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund -- Class 2 Shares                               $ 7.50            $ 8.86             --    2012
                                                                                    8.26              7.50             --    2011
                                                                                    7.89              8.26             --    2010
                                                                                    6.17              7.89             --    2009
                                                                                   10.96              6.17             --    2008
                                                                                   10.98             10.96             --    2007
                                                                                   10.00             10.98             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
 Core Value Equity Fund -- Class 1 Shares                                         $ 9.77            $10.81              --   2012
                                                                                   10.18              9.77              --   2011
                                                                                    9.35             10.18              --   2010
                                                                                    7.65              9.35              --   2009
                                                                                   11.69              7.65              --   2008
                                                                                   10.89             11.69              --   2007
                                                                                   10.00             10.89              --   2006
---------------------------------------------------------------------------------------------------------------------------------
 Income Fund -- Class 1 Shares                                                    $11.28            $11.63              --   2012
                                                                                   10.78             11.28              --   2011
                                                                                   10.28             10.78              --   2010
                                                                                    9.77             10.28              --   2009
                                                                                   10.55              9.77              --   2008
                                                                                   10.32             10.55              --   2007
                                                                                   10.00             10.32          14,359   2006
---------------------------------------------------------------------------------------------------------------------------------
 Premier Growth Equity Fund -- Class 1 Shares                                     $ 9.55            $11.26              --   2012
                                                                                    9.74              9.55              --   2011
                                                                                    8.95              9.74              --   2010
                                                                                    6.61              8.95              --   2009
                                                                                   10.70              6.61              --   2008
                                                                                   10.41             10.70              --   2007
                                                                                   10.00             10.41              --   2006
---------------------------------------------------------------------------------------------------------------------------------
 Real Estate Securities Fund -- Class 1 Shares                                    $11.23            $12.80           5,619   2012
                                                                                   10.48             11.23           6,280   2011
                                                                                    8.33             10.48           8,708   2010
                                                                                    6.29              8.33          10,955   2009
                                                                                   10.08              6.29          12,797   2008
                                                                                   12.14             10.08              --   2007
                                                                                   10.00             12.14              --   2006
---------------------------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index Fund                                                            $ 9.26            $10.46              --   2012
                                                                                    9.34              9.26              --   2011
                                                                                    8.33              9.34              --   2010
                                                                                    6.76              8.33              --   2009
                                                                                   11.08              6.76              --   2008
                                                                                   10.81             11.08          31,444   2007
                                                                                   10.00             10.81              --   2006
---------------------------------------------------------------------------------------------------------------------------------
 Small-Cap Equity Fund -- Class 1 Shares                                          $ 9.61            $10.75              --   2012
                                                                                    9.56              9.61              --   2011
                                                                                    7.68              9.56              --   2010
                                                                                    6.02              7.68              --   2009
                                                                                    9.89              6.02              --   2008
                                                                                    9.90              9.89              --   2007
                                                                                   10.00              9.90              --   2006
---------------------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares                                              $ 9.38            $10.27         986,729   2012
                                                                                    9.92              9.38       1,083,119   2011
                                                                                    9.30              9.92       1,160,651   2010
                                                                                    7.91              9.30       1,207,521   2009
                                                                                   11.48              7.91       1,180,812   2008
                                                                                   10.55             11.48       1,142,195   2007
                                                                                   10.00             10.55          44,351   2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1 Shares                                               $ 9.27            $10.47            --     2012
                                                                                    9.78              9.27            --     2011
                                                                                    9.10              9.78            --     2010
                                                                                    7.08              9.10            --     2009
                                                                                   11.36              7.08            --     2008
                                                                                   10.78             11.36            --     2007
                                                                                   10.00             10.78            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Money Market Fund -- Service Shares                                $10.00            $ 9.90           989     2012
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                                             $11.81            $13.06        77,889     2012
                                                                                   11.94             11.81        76,069     2011
                                                                                   11.32             11.94        72,740     2010
                                                                                    9.24             11.32        74,378     2009
                                                                                   11.29              9.24        58,040     2008
                                                                                   10.49             11.29        34,691     2007
                                                                                   10.00             10.49            --     2006
---------------------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                                $10.11            $12.22        17,498     2012
                                                                                   11.14             10.11        13,674     2011
                                                                                   10.72             11.14        16,079     2010
                                                                                    7.53             10.72        51,023     2009
                                                                                   13.86              7.53        60,903     2008
                                                                                   10.40             13.86        42,642     2007
                                                                                   10.00             10.40         7,078     2006
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II          $ 9.26            $10.70            --     2012
                                                                                    9.29              9.26            --     2011
                                                                                    7.64              9.29            --     2010
                                                                                    5.83              7.64            --     2009
                                                                                   10.07              5.83            --     2008
                                                                                   10.28             10.07            --     2007
                                                                                   10.00             10.28            --     2006
---------------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class         $ 8.66            $ 9.64            --     2012
   II                                                                               8.25              8.66            --     2011
                                                                                    7.54              8.25            --     2010
                                                                                    6.30              7.54            --     2009
                                                                                    9.93              6.30            --     2008
                                                                                   10.00              9.93            --     2007
---------------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value                        $ 7.67            $ 8.60            --     2012
   Portfolio -- Class I                                                             8.38              7.67            --     2011
                                                                                    7.37              8.38            --     2010
                                                                                    5.84              7.37            --     2009
                                                                                    9.44              5.84            --     2008
                                                                                   10.00              9.44            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class Shares                     $ 9.90            $11.27            --     2012
                                                                                   10.11              9.90            --     2011
                                                                                    9.24             10.11            --     2010
                                                                                    6.81              9.24            --     2009
                                                                                   11.08              6.81            --     2008
                                                                                   10.23             11.08            --     2007
                                                                                   10.00             10.23            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Trust Series -- Service Class Shares                            $ 9.42            $10.92             --    2012
                                                                                    9.89              9.42             --    2011
                                                                                    9.15              9.89             --    2010
                                                                                    7.41              9.15             --    2009
                                                                                   11.38              7.41             --    2008
                                                                                   10.60             11.38             --    2007
                                                                                   10.00             10.60             --    2006
---------------------------------------------------------------------------------------------------------------------------------
 MFS(R) Total Return Series -- Service Class Shares                               $ 9.95            $10.77         85,866    2012
                                                                                   10.04              9.95         89,922    2011
                                                                                    9.39             10.04         85,761    2010
                                                                                    8.18              9.39         78,655    2009
                                                                                   10.79              8.18         72,939    2008
                                                                                   10.64             10.79         54,918    2007
                                                                                   10.00             10.64          4,067    2006
---------------------------------------------------------------------------------------------------------------------------------
 MFS(R) Utilities Series -- Service Class Shares                                  $13.65            $15.07             --    2012
                                                                                   13.14             13.65             --    2011
                                                                                   11.86             13.14             --    2010
                                                                                    9.15             11.86             --    2009
                                                                                   15.09              9.15             --    2008
                                                                                   12.13             15.09             --    2007
                                                                                   10.00             12.13             --    2006
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Balanced Fund/VA -- Service Shares                                   $ 7.61            $ 8.33         23,110    2012
                                                                                    7.78              7.61         23,926    2011
                                                                                    7.07              7.78         25,336    2010
                                                                                    5.96              7.07         31,253    2009
                                                                                   10.84              5.96         32,224    2008
                                                                                   10.74             10.84         27,284    2007
                                                                                   10.00             10.74             --    2006
---------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares                       $ 8.60            $ 9.55             --    2012
                                                                                    8.94              8.60             --    2011
                                                                                    8.40              8.94             --    2010
                                                                                    5.97              8.40             --    2009
                                                                                   11.26              5.97             --    2008
                                                                                   10.14             11.26             --    2007
                                                                                   10.00             10.14             --    2006
---------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Global Securities Fund/VA -- Service Shares                          $ 8.70            $10.26         20,852    2012
                                                                                    9.75              8.70         23,852    2011
                                                                                    8.64              9.75         27,563    2010
                                                                                    6.35              8.64         31,395    2009
                                                                                   10.92              6.35         36,381    2008
                                                                                   10.55             10.92             --    2007
                                                                                   10.00             10.55             --    2006
---------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Fund/VA -- Service Shares                                $ 8.90            $10.12         42,181    2012
                                                                                    9.15              8.90         93,772    2011
                                                                                    8.10              9.15        117,724    2010
                                                                                    6.48              8.10         78,003    2009
                                                                                   10.83              6.48         83,390    2008
                                                                                   10.66             10.83             --    2007
                                                                                   10.00             10.66         12,556    2006
---------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares            $ 8.80            $10.10         42,735    2012
                                                                                    9.24              8.80         47,223    2011
                                                                                    7.70              9.24         58,111    2010
                                                                                    5.76              7.70         11,872    2009
                                                                                    9.53              5.76         13,719    2008
                                                                                    9.91              9.53         36,518    2007
                                                                                   10.00              9.91             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                    $ 7.72            $ 8.75             --    2012
                                                                                    7.85              7.72             --    2011
                                                                                    6.33              7.85             --    2010
                                                                                    4.90              6.33             --    2009
                                                                                    9.90              4.90             --    2008
                                                                                    9.57              9.90             --    2007
                                                                                   10.00              9.57             --    2006
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
 All Asset Portfolio -- Advisor Class Shares                                      $11.61            $13.00             --    2012
                                                                                   11.68             11.61             --    2011
                                                                                   10.59             11.68             --    2010
                                                                                    8.94             10.59             --    2009
                                                                                   10.90              8.94             --    2008
                                                                                   10.33             10.90             --    2007
                                                                                   10.00             10.33             --    2006
---------------------------------------------------------------------------------------------------------------------------------
 High Yield Portfolio -- Administrative Class Shares                              $12.14            $13.54         10,480    2012
                                                                                   12.04             12.14         17,136    2011
                                                                                   10.79             12.04         22,311    2010
                                                                                    7.88             10.79         16,882    2009
                                                                                   10.56              7.88         19,904    2008
                                                                                   10.47             10.56             --    2007
                                                                                   10.00             10.47          5,697    2006
---------------------------------------------------------------------------------------------------------------------------------
 Long-Term U.S. Government Portfolio -- Administrative Class Shares               $16.40            $16.70             --    2012
                                                                                   13.15             16.40             --    2011
                                                                                   12.08             13.15             --    2010
                                                                                   12.95             12.08         14,740    2009
                                                                                   11.31             12.95         11,529    2008
                                                                                   10.57             11.31         41,712    2007
                                                                                   10.00             10.57          5,550    2006
---------------------------------------------------------------------------------------------------------------------------------
 Low Duration Portfolio -- Administrative Class Shares                            $11.60            $11.98         71,002    2012
                                                                                   11.76             11.60         71,294    2011
                                                                                   11.45             11.76         91,113    2010
                                                                                   10.36             11.45        126,010    2009
                                                                                   10.66             10.36        116,093    2008
                                                                                   10.18             10.66        263,598    2007
                                                                                   10.00             10.18             --    2006
---------------------------------------------------------------------------------------------------------------------------------
 Total Return Portfolio -- Administrative Class Shares                            $13.24            $14.15         45,105    2012
                                                                                   13.09             13.24         52,290    2011
                                                                                   12.42             13.09         68,344    2010
                                                                                   11.16             12.42         36,217    2009
                                                                                   10.92             11.16         33,582    2008
                                                                                   10.29             10.92         43,048    2007
                                                                                   10.00             10.29         28,716    2006
---------------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------------------------
 Jennison 20/20 Focus Portfolio -- Class II Shares                                $10.01            $10.80             --    2012
                                                                                   10.74             10.01             --    2011
                                                                                   10.26             10.74             --    2010
                                                                                    6.68             10.26             --    2009
                                                                                   11.30              6.68             --    2008
                                                                                   10.52             11.30         41,034    2007
                                                                                   10.00             10.52         12,649    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
 Jennison Portfolio -- Class II Shares                                            $ 9.73            $10.98            --     2012
                                                                                    9.98              9.73            --     2011
                                                                                    9.18              9.98            --     2010
                                                                                    6.62              9.18            --     2009
                                                                                   10.86              6.62            --     2008
                                                                                    9.98             10.86            --     2007
                                                                                   10.00              9.98            --     2006
---------------------------------------------------------------------------------------------------------------------------------
 Natural Resources Portfolio -- Class II Shares                                   $10.56            $10.00         7,162     2012
                                                                                   13.42             10.56            --     2011
                                                                                   10.79             13.42            --     2010
                                                                                    6.27             10.79         8,497     2009
                                                                                   13.74              6.27        12,711     2008
                                                                                    9.54             13.74         8,826     2007
                                                                                   10.00              9.54            --     2006
---------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------------------
 NASDAQ -- 100(R) Fund                                                            $11.36            $12.94            --     2012
                                                                                   11.40             11.36            --     2011
                                                                                    9.86             11.40            --     2010
                                                                                    6.65              9.86            --     2009
                                                                                   11.74              6.65            --     2008
                                                                                   10.22             11.74            --     2007
                                                                                   10.00             10.22            --     2006
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------------------
 Wells Fargo Advantage VT Omega Growth Fund -- Class 2                            $11.56            $13.58            --     2012
                                                                                   12.55             11.56            --     2011
                                                                                   10.00             12.55            --     2010
---------------------------------------------------------------------------------------------------------------------------------

       LIFETIME INCOME PLUS 2007 (FOR JOINT ANNUITANT CONTRACTS) ELECTED



                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             $ 8.76            $ 9.72            --     2012
                                                                                 9.00              8.76            --     2011
                                                                                 8.43              9.00            --     2010
                                                                                 6.74              8.43            --     2009
                                                                                 9.90              6.74            --     2008
                                                                                10.00              9.90            --     2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   $ 7.83            $ 8.80         3,498     2012
                                                                                 8.64              7.83         2,415     2011
                                                                                 7.88              8.64         2,273     2010
                                                                                 5.99              7.88         3,277     2009
                                                                                10.34              5.99         3,452     2008
                                                                                10.00             10.34         6,291     2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series I shares           $10.00            $ 9.58            --     2012
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                    $ 7.68            $ 8.90            --     2012
                                                                                 8.05              7.68            --     2011
                                                                                 7.14              8.05            --     2010
                                                                                 5.70              7.14            --     2009
                                                                                 9.12              5.70            --     2008
                                                                                10.00              9.12         5,804     2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares           $ 9.15            $10.02         2,748     2012
                                                                                 9.51              9.15         2,781     2011
                                                                                 8.71              9.51         2,781     2010
                                                                                 7.30              8.71         2,778     2009
                                                                                 9.68              7.30         2,691     2008
                                                                                10.00              9.68         2,924     2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares         $ 6.27            $ 7.19            --     2012
                                                                                 6.66              6.27            --     2011
                                                                                 6.39              6.66            --     2010
                                                                                 4.44              6.39            --     2009
                                                                                 9.48              4.44            --     2008
                                                                                10.00              9.48            --     2007
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B              $ 8.51            $ 9.40            --     2012
                                                                                 9.00              8.51            --     2011
                                                                                 8.38              9.00            --     2010
                                                                                 6.91              8.38            --     2009
                                                                                10.15              6.91            --     2008
                                                                                10.00             10.15            --     2007
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B                $ 7.54            $ 8.32            --     2012
                                                                                10.10              7.54            --     2011
                                                                                 8.74             10.10            --     2010
                                                                                 5.86              8.74            --     2009
                                                                                11.44              5.86            --     2008
                                                                                10.00             11.44            --     2007
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                     $ 7.60            $ 8.69            --     2012
                                                                                 7.36              7.60            --     2011
                                                                                 6.69              7.36            --     2010
                                                                                 5.71              6.69            --     2009
                                                                                 9.87              5.71            --     2008
                                                                                10.00              9.87            --     2007
------------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B          $ 4.67            $ 5.20         9,925     2012
                                                                        5.95              4.67         8,088     2011
                                                                        5.86              5.95         6,606     2010
                                                                        4.47              5.86         5,883     2009
                                                                        9.83              4.47         6,195     2008
                                                                       10.00              9.83        15,491     2007
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B             $ 8.47            $ 9.63            --     2012
                                                                        9.03              8.47            --     2011
                                                                        8.44              9.03            --     2010
                                                                        6.32              8.44            --     2009
                                                                       10.77              6.32            --     2008
                                                                       10.00             10.77            --     2007
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B             $10.36            $11.58            --     2012
                                                                       10.20             10.36            --     2011
                                                                        7.66             10.20            --     2010
                                                                        5.57              7.66            --     2009
                                                                       10.51              5.57            --     2008
                                                                       10.00             10.51            --     2007
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            $12.09            $12.65         4,018     2012
                                                                       11.10             12.09         3,869     2011
                                                                       10.84             11.10         4,402     2010
                                                                       10.09             10.84         6,292     2009
                                                                       10.52             10.09         5,356     2008
                                                                       10.00             10.52            --     2007
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 $ 7.67            $ 8.51            --     2012
                                                                        8.10              7.67            --     2011
                                                                        7.39              8.10            --     2010
                                                                        5.79              7.39            --     2009
                                                                        9.42              5.79            --     2008
                                                                       10.00              9.42            --     2007
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           $10.12            $10.85        45,725     2012
                                                                       10.78             10.12        46,355     2011
                                                                       10.08             10.78        47,838     2010
                                                                        8.55             10.08        48,630     2009
                                                                       10.93              8.55        48,560     2008
                                                                       10.00             10.93        53,599     2007
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            $ 7.95            $ 8.89            --     2012
                                                                        7.97              7.95            --     2011
                                                                        7.11              7.97            --     2010
                                                                        5.76              7.11            --     2009
                                                                       10.00              5.76            --     2008
                                                                       10.00             10.00            --     2007
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         $ 7.99            $ 8.82            --     2012
                                                                        8.42              7.99            --     2011
                                                                        6.73              8.42            --     2010
                                                                        5.39              6.73            --     2009
                                                                        9.26              5.39            --     2008
                                                                       10.00              9.26            --     2007
---------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1              $ 9.11            $ 9.96            --     2012
                                                                               9.60              9.11            --     2011
                                                                               8.11              9.60            --     2010
                                                                               6.57              8.11            --     2009
                                                                              11.13              6.57            --     2008
                                                                              10.00             11.13            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities         $ 6.90            $ 7.90         2,599     2012
   Fund -- Class 2                                                             8.44              6.90         2,740     2011
                                                                               7.62              8.44         2,327     2010
                                                                               5.67              7.62         2,253     2009
                                                                              11.29              5.67         2,443     2008
                                                                              10.00             11.29         5,757     2007
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                               $10.37            $10.84         2,822     2012
                                                                              10.37             10.37            --     2011
                                                                               9.75             10.37            --     2010
                                                                               6.93              9.75         1,761     2009
                                                                               9.77              6.93         1,985     2008
                                                                              10.00              9.77         4,391     2007
----------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                       $11.89            $13.25            --     2012
                                                                              11.63             11.89            --     2011
                                                                              10.43             11.63            --     2010
                                                                               7.02             10.43            --     2009
                                                                               9.75              7.02            --     2008
                                                                              10.00              9.75            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                               $ 7.64            $ 8.71            --     2012
                                                                               9.06              7.64         3,702     2011
                                                                               7.90              9.06         3,255     2010
                                                                               6.28              7.90         2,188     2009
                                                                              11.09              6.28         2,233     2008
                                                                              10.00             11.09            --     2007
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                  $ 9.35            $10.46        11,614     2012
                                                                               9.97              9.35        12,051     2011
                                                                               8.69              9.97        12,132     2010
                                                                               6.45              8.69        12,805     2009
                                                                              10.05              6.45        13,933     2008
                                                                              10.00             10.05        12,689     2007
----------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                             $ 8.73            $ 9.88        13,510     2012
                                                                               9.21              8.73            --     2011
                                                                               8.09              9.21            --     2010
                                                                               6.13              8.09            --     2009
                                                                              10.97              6.13            --     2008
                                                                              10.00             10.97         4,887     2007
----------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2              $ 8.18            $ 9.74            --     2012
                                                                               8.63              8.18            --     2011
                                                                               7.50              8.63            --     2010
                                                                               5.67              7.50            --     2009
                                                                               9.92              5.67            --     2008
                                                                              10.00              9.92            --     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 7.27            $ 8.29          7,401    2012
                                                                                    7.41              7.27             --    2011
                                                                                    6.61              7.41             --    2010
                                                                                    5.23              6.61             --    2009
                                                                                    9.38              5.23             --    2008
                                                                                   10.00              9.38          4,549    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 8.04            $ 9.26             --    2012
                                                                                    8.14              8.04             --    2011
                                                                                    7.29              8.14             --    2010
                                                                                    5.89              7.29             --    2009
                                                                                   10.40              5.89             --    2008
                                                                                   10.00             10.40             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                           $10.00            $10.62          1,940    2012
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 8.86            $ 9.88             --    2012
                                                                                    9.10              8.86             --    2011
                                                                                    7.54              9.10             --    2010
                                                                                    6.04              7.54             --    2009
                                                                                   11.77              6.04             --    2008
                                                                                   10.00             11.77             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Stock Portfolio -- Service Class 2                                   $10.00            $10.77          2,860    2012
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $11.62            $11.95          7,673    2012
                                                                                   11.14             11.62             --    2011
                                                                                   10.63             11.14             --    2010
                                                                                    9.44             10.63             --    2009
                                                                                   10.04              9.44             --    2008
                                                                                   10.00             10.04          4,306    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 9.20            $10.27          6,014    2012
                                                                                   10.59              9.20             --    2011
                                                                                    8.45             10.59             --    2010
                                                                                    6.21              8.45             --    2009
                                                                                   10.55              6.21             --    2008
                                                                                   10.00             10.55          2,042    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 7.31            $ 9.05             --    2012
                                                                                    8.25              7.31             --    2011
                                                                                    6.70              8.25             --    2010
                                                                                    4.37              6.70             --    2009
                                                                                    9.21              4.37             --    2008
                                                                                   10.00              9.21             --    2007
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 9.55            $10.49        120,951    2012
                                                                                    9.57              9.55        145,009    2011
                                                                                    8.72              9.57        155,727    2010
                                                                                    6.60              8.72        161,299    2009
                                                                                    9.63              6.60        175,631    2008
                                                                                   10.00              9.63        147,795    2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.08            $ 9.08         17,842    2012
                                                                                    8.42              8.08         18,507    2011
                                                                                    7.84              8.42         18,695    2010
                                                                                    6.17              7.84         18,838    2009
                                                                                    9.88              6.17         18,559    2008
                                                                                   10.00              9.88         23,921    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                            NUMBER OF
                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares            $ 7.53            $ 8.38             --    2012
                                                               7.80              7.53          3,760    2011
                                                               7.20              7.80          3,731    2010
                                                               5.86              7.20          5,938    2009
                                                               9.57              5.86          5,918    2008
                                                              10.00              9.57             --    2007
------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares         $ 6.53            $ 7.70             --    2012
                                                               7.20              6.53             --    2011
                                                               6.88              7.20             --    2010
                                                               5.39              6.88             --    2009
                                                               9.58              5.39             --    2008
                                                              10.00              9.58             --    2007
------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                   $ 8.49            $ 9.39             --    2012
                                                               8.86              8.49             --    2011
                                                               8.15              8.86             --    2010
                                                               6.67              8.15             --    2009
                                                              10.20              6.67             --    2008
                                                              10.00             10.20             --    2007
------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                              $10.75            $11.07             --    2012
                                                              10.29             10.75             --    2011
                                                               9.82             10.29             --    2010
                                                               9.34              9.82             --    2009
                                                              10.10              9.34             --    2008
                                                              10.00             10.10             --    2007
------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares               $ 8.85            $10.42             --    2012
                                                               9.04              8.85             --    2011
                                                               8.31              9.04             --    2010
                                                               6.15              8.31             --    2009
                                                               9.96              6.15             --    2008
                                                              10.00              9.96             --    2007
------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares              $ 9.00            $10.25          1,002    2012
                                                               8.41              9.00          1,046    2011
                                                               6.69              8.41          1,171    2010
                                                               5.06              6.69          1,276    2009
                                                               8.12              5.06          1,395    2008
                                                              10.00              8.12             --    2007
------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                      $ 8.18            $ 9.22             --    2012
                                                               8.25              8.18             --    2011
                                                               7.37              8.25             --    2010
                                                               5.99              7.37             --    2009
                                                               9.82              5.99             --    2008
                                                              10.00              9.82          3,252    2007
------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                    $ 9.14            $10.21             --    2012
                                                               9.10              9.14             --    2011
                                                               7.32              9.10             --    2010
                                                               5.74              7.32             --    2009
                                                               9.44              5.74             --    2008
                                                              10.00              9.44             --    2007
------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                        $ 8.48            $ 9.28        138,749    2012
                                                               8.98              8.48        163,562    2011
                                                               8.43              8.98        166,680    2010
                                                               7.17              8.43        167,306    2009
                                                              10.42              7.17        159,318    2008
                                                              10.00             10.42        157,029    2007
------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                              $ 8.20            $ 9.26            --     2012
                                                                                    8.67              8.20            --     2011
                                                                                    8.07              8.67            --     2010
                                                                                    6.29              8.07            --     2009
                                                                                   10.09              6.29            --     2008
                                                                                   10.00             10.09            --     2007
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares                               $10.00            $ 9.89        35,699     2012
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $10.73            $11.86         8,295     2012
                                                                                   10.86             10.73         8,801     2011
                                                                                   10.31             10.86         9,363     2010
                                                                                    8.43             10.31         9,437     2009
                                                                                   10.30              8.43         9,709     2008
                                                                                   10.00             10.30         7,869     2007
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 9.12            $11.01         2,811     2012
                                                                                   10.06              9.12         2,069     2011
                                                                                    9.70             10.06         1,931     2010
                                                                                    6.81              9.70         5,328     2009
                                                                                   12.56              6.81         6,106     2008
                                                                                   10.00             12.56         4,285     2007
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 8.75            $10.10            --     2012
                                                                                    8.79              8.75            --     2011
                                                                                    7.23              8.79            --     2010
                                                                                    5.53              7.23            --     2009
                                                                                    9.55              5.53            --     2008
                                                                                   10.00              9.55            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value                       $ 7.68            $ 8.61            --     2012
   Portfolio -- Class I                                                             8.40              7.68            --     2011
                                                                                    7.39              8.40            --     2010
                                                                                    5.87              7.39            --     2009
                                                                                    9.49              5.87            --     2008
                                                                                   10.00              9.49            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 9.25            $10.52            --     2012
                                                                                    9.46              9.25            --     2011
                                                                                    8.65              9.46            --     2010
                                                                                    6.38              8.65            --     2009
                                                                                   10.39              6.38            --     2008
                                                                                   10.00             10.39            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 8.44            $ 9.77            --     2012
                                                                                    8.88              8.44            --     2011
                                                                                    8.21              8.88            --     2010
                                                                                    6.66              8.21            --     2009
                                                                                   10.24              6.66            --     2008
                                                                                   10.00             10.24            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 8.94            $ 9.66        10,585     2012
                                                                                    9.03              8.94        11,133     2011
                                                                                    8.45              9.03        12,091     2010
                                                                                    7.37              8.45        12,122     2009
                                                                                    9.73              7.37        11,790     2008
                                                                                   10.00              9.73        12,683     2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $ 9.86            $10.88            --     2012
                                                                                  9.50              9.86            --     2011
                                                                                  8.59              9.50            --     2010
                                                                                  6.63              8.59            --     2009
                                                                                 10.95              6.63            --     2008
                                                                                 10.00             10.95            --     2007
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 6.78            $ 7.40         9,867     2012
                                                                                  6.93              6.78        10,755     2011
                                                                                  6.31              6.93        11,940     2010
                                                                                  5.33              6.31        12,507     2009
                                                                                  9.69              5.33        12,607     2008
                                                                                 10.00              9.69        10,530     2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 8.04            $ 8.92            --     2012
                                                                                  8.37              8.04            --     2011
                                                                                  7.87              8.37            --     2010
                                                                                  5.60              7.87            --     2009
                                                                                 10.58              5.60            --     2008
                                                                                 10.00             10.58            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $ 7.80            $ 9.20         3,333     2012
                                                                                  8.75              7.80         3,630     2011
                                                                                  7.76              8.75         3,338     2010
                                                                                  5.72              7.76         3,299     2009
                                                                                  9.83              5.72         3,652     2008
                                                                                 10.00              9.83            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 7.97            $ 9.05         6,805     2012
                                                                                  8.20              7.97        14,155     2011
                                                                                  7.27              8.20        14,239     2010
                                                                                  5.83              7.27         8,202     2009
                                                                                  9.74              5.83         8,430     2008
                                                                                 10.00              9.74            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 8.27            $ 9.49         6,506     2012
                                                                                  8.70              8.27         6,812     2011
                                                                                  7.25              8.70         6,684     2010
                                                                                  5.44              7.25         1,182     2009
                                                                                  9.00              5.44         1,310     2008
                                                                                 10.00              9.00         3,532     2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 7.76            $ 8.78            --     2012
                                                                                  7.89              7.76            --     2011
                                                                                  6.37              7.89            --     2010
                                                                                  4.94              6.37            --     2009
                                                                                  9.98              4.94            --     2008
                                                                                 10.00              9.98            --     2007
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $10.89            $12.18            --     2012
                                                                                 10.96             10.89            --     2011
                                                                                  9.95             10.96            --     2010
                                                                                  8.41              9.95            --     2009
                                                                                 10.26              8.41            --     2008
                                                                                 10.00             10.26            --     2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $11.25            $12.54         1,626     2012
                                                                              11.18             11.25         2,509     2011
                                                                              10.02             11.18         2,625     2010
                                                                               7.33             10.02         1,712     2009
                                                                               9.83              7.33         1,959     2008
                                                                              10.00              9.83            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $15.27            $15.54            --     2012
                                                                              12.26             15.27            --     2011
                                                                              11.27             12.26            --     2010
                                                                              12.10             11.27         1,503     2009
                                                                              10.58             12.10         1,115     2008
                                                                              10.00             10.58         4,137     2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.25            $11.61        10,543     2012
                                                                              11.42             11.25        10,008     2011
                                                                              11.13             11.42        10,259     2010
                                                                              10.08             11.13        12,254     2009
                                                                              10.39             10.08        10,948     2008
                                                                              10.00             10.39        24,885     2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.69            $13.55         6,775     2012
                                                                              12.57             12.69         7,421     2011
                                                                              11.93             12.57         7,793     2010
                                                                              10.73             11.93         3,568     2009
                                                                              10.51             10.73         3,196     2008
                                                                              10.00             10.51         4,125     2007
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 9.03            $ 9.74            --     2012
                                                                               9.70              9.03            --     2011
                                                                               9.28              9.70            --     2010
                                                                               6.05              9.28            --     2009
                                                                              10.24              6.05            --     2008
                                                                              10.00             10.24         4,160     2007
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 9.44            $10.64            --     2012
                                                                               9.69              9.44            --     2011
                                                                               8.92              9.69            --     2010
                                                                               6.44              8.92            --     2009
                                                                              10.58              6.44            --     2008
                                                                              10.00             10.58            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 9.88            $ 9.35         1,104     2012
                                                                              12.57              9.88            --     2011
                                                                              10.12             12.57            --     2010
                                                                               5.89             10.12           851     2009
                                                                              12.90              5.89         1,220     2008
                                                                              10.00             12.90           855     2007
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $10.51            $11.96            --     2012
                                                                              10.55             10.51            --     2011
                                                                               9.14             10.55            --     2010
                                                                               6.17              9.14            --     2009
                                                                              10.90              6.17            --     2008
                                                                              10.00             10.90            --     2007
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2                      $11.55            $13.54            --     2012
                                                                              12.54             11.55            --     2011
                                                                              10.00             12.54            --     2010
----------------------------------------------------------------------------------------------------------------------------

                       LIFETIME INCOME PLUS 2008 ELECTED



                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             $ 8.88            $ 9.94          8,928    2012
                                                                                 9.04              8.88          9,651    2011
                                                                                 8.39              9.04         10,277    2010
                                                                                 6.65              8.39          5,215    2009
                                                                                 9.69              6.65            386    2008
                                                                                10.00              9.69             --    2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   $ 8.21            $ 9.31        185,388    2012
                                                                                 8.98              8.21        131,932    2011
                                                                                 8.12              8.98        128,547    2010
                                                                                 6.12              8.12        165,425    2009
                                                                                10.47              6.12        118,732    2008
                                                                                10.00             10.47          2,598    2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series I shares           $10.00            $ 9.64             --    2012
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                    $ 8.41            $ 9.83          7,716    2012
                                                                                 8.74              8.41          8,549    2011
                                                                                 7.68              8.74          8,720    2010
                                                                                 6.09              7.68          4,277    2009
                                                                                 9.65              6.09          3,956    2008
                                                                                10.00              9.65          2,305    2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares           $ 9.78            $10.80         18,401    2012
                                                                                10.08              9.78         20,107    2011
                                                                                 9.15             10.08         21,316    2010
                                                                                 7.60              9.15         22,429    2009
                                                                                10.00              7.60         18,027    2008
                                                                                10.00             10.00             --    2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares         $ 6.65            $ 7.69             --    2012
                                                                                 7.00              6.65             --    2011
                                                                                 6.66              7.00             --    2010
                                                                                 4.58              6.66             --    2009
                                                                                 9.70              4.58             --    2008
                                                                                10.00              9.70             --    2007
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B              $ 8.87            $ 9.88        132,072    2012
                                                                                 9.30              8.87        138,910    2011
                                                                                 8.58              9.30        144,776    2010
                                                                                 7.01              8.58        141,475    2009
                                                                                10.22              7.01        116,955    2008
                                                                                10.00             10.22             --    2007
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B                $ 6.70            $ 7.46            672    2012
                                                                                 8.90              6.70            735    2011
                                                                                 7.64              8.90            784    2010
                                                                                 5.07              7.64            830    2009
                                                                                 9.82              5.07            988    2008
                                                                                10.00              9.82             --    2007
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                     $ 7.75            $ 8.93          3,016    2012
                                                                                 7.43              7.75          3,175    2011
                                                                                 6.71              7.43          3,370    2010
                                                                                 5.67              6.71          3,409    2009
                                                                                 9.72              5.67            547    2008
                                                                                10.00              9.72             --    2007
------------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B          $ 5.03            $ 5.64         450,944   2012
                                                                        6.35              5.03         346,834   2011
                                                                        6.19              6.35         295,895   2010
                                                                        4.69              6.19         255,175   2009
                                                                       10.21              4.69         187,771   2008
                                                                       10.00             10.21           6,245   2007
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B             $ 7.97            $ 9.14              --   2012
                                                                        8.42              7.97              --   2011
                                                                        7.80              8.42              --   2010
                                                                        5.79              7.80              --   2009
                                                                        9.78              5.79              --   2008
                                                                       10.00              9.78              --   2007
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B             $ 9.95            $11.22           3,224   2012
                                                                        9.71              9.95           3,329   2011
                                                                        7.23              9.71           3,553   2010
                                                                        5.21              7.23           4,720   2009
                                                                        9.75              5.21              --   2008
                                                                       10.00              9.75              --   2007
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            $12.08            $12.76         201,297   2012
                                                                       11.00             12.08         201,518   2011
                                                                       10.65             11.00         231,096   2010
                                                                        9.83             10.65         307,547   2009
                                                                       10.16              9.83         175,021   2008
                                                                       10.00             10.16              --   2007
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 $ 8.12            $ 9.09           9,476   2012
                                                                        8.50              8.12           9,733   2011
                                                                        7.69              8.50           9,722   2010
                                                                        5.97              7.69           7,740   2009
                                                                        9.63              5.97             794   2008
                                                                       10.00              9.63              --   2007
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           $10.21            $11.04       3,079,842   2012
                                                                       10.78             10.21       3,108,806   2011
                                                                        9.99             10.78       3,184,085   2010
                                                                        8.41              9.99       3,067,408   2009
                                                                       10.64              8.41       2,200,465   2008
                                                                       10.00             10.64          99,219   2007
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            $ 8.02            $ 9.05              --   2012
                                                                        7.97              8.02              --   2011
                                                                        7.05              7.97              --   2010
                                                                        5.66              7.05              --   2009
                                                                        9.74              5.66              --   2008
                                                                       10.00              9.74              --   2007
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         $ 8.65            $ 9.63          16,406   2012
                                                                        9.04              8.65          17,375   2011
                                                                        7.16              9.04          16,789   2010
                                                                        5.69              7.16          17,262   2009
                                                                        9.68              5.69           3,180   2008
                                                                       10.00              9.68              --   2007
---------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1              $ 8.23            $ 9.08         46,067    2012
                                                                               8.60              8.23         65,886    2011
                                                                               7.20              8.60         67,496    2010
                                                                               5.78              7.20         59,950    2009
                                                                               9.71              5.78         50,591    2008
                                                                              10.00              9.71             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities         $ 7.13            $ 8.25        127,860    2012
   Fund -- Class 2                                                             8.66              7.13        136,587    2011
                                                                               7.74              8.66        119,986    2010
                                                                               5.71              7.74        123,976    2009
                                                                              11.28              5.71         92,373    2008
                                                                              10.00             11.28          2,407    2007
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                               $11.07            $11.67        121,285    2012
                                                                              10.98             11.07            631    2011
                                                                              10.23             10.98            672    2010
                                                                               7.21             10.23         80,596    2009
                                                                              10.07              7.21         58,577    2008
                                                                              10.00             10.07          2,332    2007
----------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                       $12.62            $14.17            983    2012
                                                                              12.23             12.62          1,023    2011
                                                                              10.88             12.23          1,067    2010
                                                                               7.26             10.88          1,036    2009
                                                                               9.99              7.26             --    2008
                                                                              10.00              9.99             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                               $ 7.02            $ 8.08          1,134    2012
                                                                               8.26              7.02        205,058    2011
                                                                               7.14              8.26        186,026    2010
                                                                               5.62              7.14        102,116    2009
                                                                               9.85              5.62         72,349    2008
                                                                              10.00              9.85             --    2007
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                  $ 9.78            $11.04        136,753    2012
                                                                              10.35              9.78        145,697    2011
                                                                               8.94             10.35        137,623    2010
                                                                               6.57              8.94        124,330    2009
                                                                              10.16              6.57        109,644    2008
                                                                              10.00             10.16             --    2007
----------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                             $ 8.81            $10.05        870,533    2012
                                                                               9.21              8.81        236,356    2011
                                                                               8.02              9.21        234,412    2010
                                                                               6.02              8.02        223,440    2009
                                                                              10.69              6.02        100,903    2008
                                                                              10.00             10.69          2,138    2007
----------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2              $ 7.98            $ 9.59             --    2012
                                                                               8.35              7.98             --    2011
                                                                               7.20              8.35             --    2010
                                                                               5.39              7.20             --    2009
                                                                               9.36              5.39             --    2008
                                                                              10.00              9.36             --    2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 7.84            $ 9.02         419,989   2012
                                                                                    7.92              7.84           6,425   2011
                                                                                    7.01              7.92           5,307   2010
                                                                                    5.49              7.01           4,659   2009
                                                                                    9.77              5.49           4,852   2008
                                                                                   10.00              9.77           1,816   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 7.78            $ 9.05           5,721   2012
                                                                                    7.81              7.78           9,201   2011
                                                                                    6.94              7.81           9,547   2010
                                                                                    5.56              6.94           9,764   2009
                                                                                    9.73              5.56           3,669   2008
                                                                                   10.00              9.73              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                           $10.00            $10.71          83,473   2012
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 7.58            $ 8.52           4,228   2012
                                                                                    7.71              7.58           2,107   2011
                                                                                    6.33              7.71           2,183   2010
                                                                                    5.03              6.33           2,575   2009
                                                                                    9.72              5.03              --   2008
                                                                                   10.00              9.72              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Stock Portfolio -- Service Class 2                                   $10.00            $10.86         136,540   2012
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $12.07            $12.53         406,846   2012
                                                                                   11.47             12.07          63,169   2011
                                                                                   10.85             11.47          69,243   2010
                                                                                    9.56             10.85          58,628   2009
                                                                                   10.08              9.56          16,827   2008
                                                                                   10.00             10.08           2,345   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 9.35            $10.53         300,069   2012
                                                                                   10.67              9.35          18,082   2011
                                                                                    8.44             10.67          16,367   2010
                                                                                    6.15              8.44          11,441   2009
                                                                                   10.35              6.15           6,525   2008
                                                                                   10.00             10.35             876   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 7.90            $ 9.86             165   2012
                                                                                    8.83              7.90             191   2011
                                                                                    7.11              8.83             182   2010
                                                                                    4.60              7.11             208   2009
                                                                                    9.61              4.60              --   2008
                                                                                   10.00              9.61              --   2007
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.28            $11.38       1,069,962   2012
                                                                                   10.21             10.28       1,154,024   2011
                                                                                    9.22             10.21       1,248,420   2010
                                                                                    6.92              9.22       1,304,403   2009
                                                                                   10.01              6.92       1,429,553   2008
                                                                                   10.00             10.01          12,435   2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.48            $ 9.61         540,693   2012
                                                                                    8.76              8.48         587,996   2011
                                                                                    8.08              8.76         617,483   2010
                                                                                    6.31              8.08         658,474   2009
                                                                                   10.01              6.31         616,645   2008
                                                                                   10.00             10.01          19,007   2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                            NUMBER OF
                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares            $ 8.22            $ 9.24          22,802   2012
                                                               8.45              8.22         202,249   2011
                                                               7.73              8.45         207,021   2010
                                                               6.24              7.73         271,528   2009
                                                              10.10              6.24         189,222   2008
                                                              10.00             10.10              --   2007
------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares         $ 7.19            $ 8.56          23,141   2012
                                                               7.86              7.19          25,773   2011
                                                               7.45              7.86          24,289   2010
                                                               5.78              7.45          21,606   2009
                                                              10.19              5.78           8,566   2008
                                                              10.00             10.19              --   2007
------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                   $ 8.46            $ 9.43           1,982   2012
                                                               8.75              8.46           1,983   2011
                                                               7.98              8.75           1,978   2010
                                                               6.47              7.98           1,955   2009
                                                               9.82              6.47              --   2008
                                                              10.00              9.82              --   2007
------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                              $11.15            $11.58          11,226   2012
                                                              10.58             11.15          12,842   2011
                                                              10.00             10.58          13,639   2010
                                                               9.43             10.00          13,057   2009
                                                              10.11              9.43          10,825   2008
                                                              10.00             10.11              --   2007
------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares               $ 9.01            $10.71              --   2012
                                                               9.12              9.01              --   2011
                                                               8.32              9.12              --   2010
                                                               6.10              8.32              --   2009
                                                               9.79              6.10              --   2008
                                                              10.00              9.79              --   2007
------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares              $10.35            $11.88          60,690   2012
                                                               9.58             10.35          58,454   2011
                                                               7.56              9.58          64,587   2010
                                                               5.66              7.56          76,605   2009
                                                               9.01              5.66          63,221   2008
                                                              10.00              9.01              --   2007
------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                      $ 8.72            $ 9.91           1,042   2012
                                                               8.72              8.72           1,157   2011
                                                               7.72              8.72           1,249   2010
                                                               6.22              7.72           1,358   2009
                                                              10.11              6.22           1,464   2008
                                                              10.00             10.11           1,358   2007
------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                    $ 9.65            $10.86           2,798   2012
                                                               9.51              9.65           2,770   2011
                                                               7.59              9.51           2,897   2010
                                                               5.90              7.59           3,239   2009
                                                               9.62              5.90              --   2008
                                                              10.00              9.62              --   2007
------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                        $ 8.80            $ 9.70       2,298,065   2012
                                                               9.23              8.80       2,434,300   2011
                                                               8.59              9.23       2,521,189   2010
                                                               7.25              8.59       2,433,333   2009
                                                              10.44              7.25       2,007,193   2008
                                                              10.00             10.44          43,123   2007
------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                              $ 8.22            $ 9.36            219    2012
                                                                                    8.61              8.22          2,885    2011
                                                                                    7.95              8.61          3,856    2010
                                                                                    6.14              7.95          3,958    2009
                                                                                    9.77              6.14          4,053    2008
                                                                                   10.00              9.77             --    2007
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares                               $10.00            $ 9.93         28,896    2012
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $11.15            $12.43        353,405    2012
                                                                                   11.19             11.15        367,435    2011
                                                                                   10.53             11.19        369,284    2010
                                                                                    8.53             10.53        317,794    2009
                                                                                   10.34              8.53        140,618    2008
                                                                                   10.00             10.34             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 8.83            $10.74        211,480    2012
                                                                                    9.65              8.83        230,180    2011
                                                                                    9.22              9.65        226,922    2010
                                                                                    6.42              9.22        371,451    2009
                                                                                   11.73              6.42        267,799    2008
                                                                                   10.00             11.73          1,863    2007
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 9.21            $10.72            504    2012
                                                                                    9.17              9.21            537    2011
                                                                                    7.48              9.17            560    2010
                                                                                    5.67              7.48            630    2009
                                                                                    9.71              5.67            664    2008
                                                                                   10.00              9.71             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value                       $ 8.11            $ 9.17             --    2012
   Portfolio -- Class I                                                             8.80              8.11             --    2011
                                                                                    7.68              8.80             --    2010
                                                                                    6.04              7.68             --    2009
                                                                                    9.68              6.04             --    2008
                                                                                   10.00              9.68             --    2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 9.02            $10.34             --    2012
                                                                                    9.14              9.02             --    2011
                                                                                    8.29              9.14             --    2010
                                                                                    6.06              8.29             --    2009
                                                                                    9.79              6.06             --    2008
                                                                                   10.00              9.79             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 8.31            $ 9.71             --    2012
                                                                                    8.67              8.31             --    2011
                                                                                    7.95              8.67             --    2010
                                                                                    6.39              7.95             --    2009
                                                                                    9.74              6.39             --    2008
                                                                                   10.00              9.74             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 9.58            $10.45        177,200    2012
                                                                                    9.59              9.58        180,731    2011
                                                                                    8.90              9.59        184,134    2010
                                                                                    7.69              8.90        144,082    2009
                                                                                   10.07              7.69         71,060    2008
                                                                                   10.00             10.07             --    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $ 9.17            $10.21         60,760    2012
                                                                                  8.76              9.17         61,725    2011
                                                                                  7.85              8.76         70,203    2010
                                                                                  6.01              7.85         67,328    2009
                                                                                  9.83              6.01         25,725    2008
                                                                                 10.00              9.83             --    2007
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 7.23            $ 7.96         88,651    2012
                                                                                  7.32              7.23         96,252    2011
                                                                                  6.61              7.32         99,034    2010
                                                                                  5.53              6.61         65,622    2009
                                                                                  9.98              5.53         39,516    2008
                                                                                 10.00              9.98             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 7.64            $ 8.55          6,476    2012
                                                                                  7.88              7.64          7,010    2011
                                                                                  7.34              7.88          7,110    2010
                                                                                  5.18              7.34          2,831    2009
                                                                                  9.70              5.18          3,406    2008
                                                                                 10.00              9.70             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $ 7.96            $ 9.47        250,580    2012
                                                                                  8.86              7.96        302,026    2011
                                                                                  7.79              8.86        296,230    2010
                                                                                  5.68              7.79        244,356    2009
                                                                                  9.69              5.68        159,862    2008
                                                                                 10.00              9.69             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 8.20            $ 9.40        366,430    2012
                                                                                  8.37              8.20        717,527    2011
                                                                                  7.35              8.37        739,031    2010
                                                                                  5.84              7.35        409,641    2009
                                                                                  9.68              5.84        290,300    2008
                                                                                 10.00              9.68             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.35            $10.82        275,566    2012
                                                                                  9.75              9.35        309,478    2011
                                                                                  8.06              9.75        313,058    2010
                                                                                  5.99              8.06         66,263    2009
                                                                                  9.83              5.99         49,714    2008
                                                                                 10.00              9.83          1,347    2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 7.74            $ 8.84             --    2012
                                                                                  7.81              7.74             --    2011
                                                                                  6.25              7.81             --    2010
                                                                                  4.81              6.25             --    2009
                                                                                  9.63              4.81             --    2008
                                                                                 10.00              9.63             --    2007
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $10.97            $12.38          9,116    2012
                                                                                 10.95             10.97          9,551    2011
                                                                                  9.85             10.95         26,827    2010
                                                                                  8.26              9.85         13,539    2009
                                                                                  9.99              8.26          2,755    2008
                                                                                 10.00              9.99             --    2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $11.88            $13.35         96,954    2012
                                                                              11.70             11.88        135,438    2011
                                                                              10.39             11.70        137,094    2010
                                                                               7.54             10.39         83,569    2009
                                                                              10.03              7.54         59,988    2008
                                                                              10.00             10.03             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $15.53            $15.94         25,707    2012
                                                                              12.36             15.53         34,488    2011
                                                                              11.26             12.36         42,703    2010
                                                                              11.98             11.26        109,373    2009
                                                                              10.39             11.98         52,881    2008
                                                                              10.00             10.39          2,294    2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.50            $11.97        576,547    2012
                                                                              11.57             11.50        616,442    2011
                                                                              11.18             11.57        623,138    2010
                                                                              10.04             11.18        637,179    2009
                                                                              10.25             10.04        362,256    2008
                                                                              10.00             10.25         13,788    2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.93            $13.93        559,399    2012
                                                                              12.69             12.93        593,138    2011
                                                                              11.94             12.69        618,922    2010
                                                                              10.66             11.94        396,727    2009
                                                                              10.34             10.66        200,837    2008
                                                                              10.00             10.34          2,289    2007
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 9.60            $10.44          1,286    2012
                                                                              10.23              9.60          2,188    2011
                                                                               9.69             10.23          2,141    2010
                                                                               6.26              9.69          2,222    2009
                                                                              10.52              6.26          1,950    2008
                                                                              10.00             10.52          1,650    2007
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 9.03            $10.27             --    2012
                                                                               9.19              9.03             --    2011
                                                                               8.39              9.19             --    2010
                                                                               6.00              8.39             --    2009
                                                                               9.77              6.00             --    2008
                                                                              10.00              9.77             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 9.62            $ 9.18         84,787    2012
                                                                              12.13              9.62         63,693    2011
                                                                               9.68             12.13         54,160    2010
                                                                               5.58              9.68         74,206    2009
                                                                              12.13              5.58         67,073    2008
                                                                              10.00             12.13            371    2007
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $ 9.72            $11.16             --    2012
                                                                               9.68              9.72             --    2011
                                                                               8.31              9.68             --    2010
                                                                               5.56              8.31             --    2009
                                                                               9.74              5.56             --    2008
                                                                              10.00              9.74             --    2007
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2                      $11.69            $13.84             73    2012
                                                                              12.59             11.69             82    2011
                                                                              10.00             12.59             82    2010
----------------------------------------------------------------------------------------------------------------------------

                         LIFETIME INCOME PLUS ELECTED



                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             $10.15            $11.29            --     2012
                                                                                10.39             10.15            --     2011
                                                                                 9.71             10.39            --     2010
                                                                                 7.75              9.71            --     2009
                                                                                11.35              7.75            --     2008
                                                                                10.75             11.35            --     2007
                                                                                10.00             10.75            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   $ 9.39            $10.57         6,218     2012
                                                                                10.34              9.39         4,584     2011
                                                                                 9.39             10.34         5,165     2010
                                                                                 7.13              9.39         8,928     2009
                                                                                12.27              7.13        10,288     2008
                                                                                10.97             12.27        18,844     2007
                                                                                10.00             10.97        14,033     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series I shares           $10.00            $ 9.44            --     2012
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series II shares          $ 9.35            $10.36            --     2012
                                                                                10.22              9.35            --     2011
                                                                                 8.75             10.22            --     2010
                                                                                 5.41              8.75            --     2009
                                                                                10.88              5.41            --     2008
                                                                                 9.55             10.88            --     2007
                                                                                10.00              9.55            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                    $ 8.85            $10.28            --     2012
                                                                                 9.25              8.85            --     2011
                                                                                 8.18              9.25            --     2010
                                                                                 6.52              8.18            --     2009
                                                                                10.40              6.52            --     2008
                                                                                10.90             10.40        18,220     2007
                                                                                10.00             10.90         4,667     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares           $ 9.26            $10.16            --     2012
                                                                                 9.60              9.26            --     2011
                                                                                 8.77              9.60         1,981     2010
                                                                                 7.33              8.77         1,971     2009
                                                                                 9.70              7.33         1,889     2008
                                                                                10.00              9.70         1,878     2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares         $ 7.00            $ 8.05            --     2012
                                                                                 7.42              7.00            --     2011
                                                                                 7.10              7.42            --     2010
                                                                                 4.92              7.10            --     2009
                                                                                10.47              4.92            --     2008
                                                                                10.57             10.47            --     2007
                                                                                10.00             10.57            --     2006
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B              $ 8.60            $ 9.53         1,247     2012
                                                                                 9.08              8.60         1,436     2011
                                                                                 8.43              9.08            --     2010
                                                                                 6.93              8.43            --     2009
                                                                                10.16              6.93            --     2008
                                                                                10.00             10.16            --     2007
------------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B         $ 7.95            $ 8.80            --     2012
                                                                         10.63              7.95            --     2011
                                                                          9.17             10.63            --     2010
                                                                          6.13              9.17            --     2009
                                                                         11.94              6.13            --     2008
                                                                         10.20             11.94            --     2007
                                                                         10.00             10.20            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B              $ 8.78            $10.05            --     2012
                                                                          8.47              8.78            --     2011
                                                                          7.68              8.47            --     2010
                                                                          6.53              7.68            --     2009
                                                                         11.28              6.53            --     2008
                                                                         11.01             11.28            --     2007
                                                                         10.00             11.01            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B            $ 5.53            $ 6.16        18,112     2012
                                                                          7.02              5.53        15,444     2011
                                                                          6.89              7.02        15,213     2010
                                                                          5.25              6.89        16,194     2009
                                                                         11.50              5.25        18,619     2008
                                                                         11.15             11.50        46,769     2007
                                                                         10.00             11.15        32,203     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B               $ 8.69            $ 9.91            --     2012
                                                                          9.24              8.69            --     2011
                                                                          8.61              9.24            --     2010
                                                                          6.43              8.61            --     2009
                                                                         10.94              6.43            --     2008
                                                                          9.85             10.94            --     2007
                                                                         10.00              9.85            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B               $10.40            $11.65            --     2012
                                                                         10.21             10.40            --     2011
                                                                          7.65             10.21            --     2010
                                                                          5.54              7.65            --     2009
                                                                         10.44              5.54            --     2008
                                                                          9.40             10.44            --     2007
                                                                         10.00              9.40            --     2006
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                              $12.58            $13.20         8,173     2012
                                                                         11.52             12.58         8,546     2011
                                                                         11.22             11.52        11,447     2010
                                                                         10.42             11.22        19,740     2009
                                                                         10.84             10.42        18,117     2008
                                                                         10.13             10.84            --     2007
                                                                         10.00             10.13            --     2006
-----------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                   $ 9.06            $10.07            --     2012
                                                                          9.54              9.06            --     2011
                                                                          8.68              9.54            --     2010
                                                                          6.79              8.68            --     2009
                                                                         11.01              6.79            --     2008
                                                                         11.10             11.01            --     2007
                                                                         10.00             11.10            --     2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                  $11.14            $11.96        198,475    2012
                                                                              11.83             11.14        218,881    2011
                                                                              11.03             11.83        240,245    2010
                                                                               9.34             11.03        246,707    2009
                                                                              11.90              9.34        229,797    2008
                                                                              10.43             11.90        292,088    2007
                                                                              10.00             10.43         81,571    2006
----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                   $ 8.52            $ 9.56             --    2012
                                                                               8.52              8.52             --    2011
                                                                               7.58              8.52             --    2010
                                                                               6.13              7.58             --    2009
                                                                              10.61              6.13             --    2008
                                                                              10.05             10.61             --    2007
                                                                              10.00             10.05             --    2006
----------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                $ 8.38            $ 9.27             --    2012
                                                                               8.80              8.38             --    2011
                                                                               7.02              8.80             --    2010
                                                                               5.61              7.02             --    2009
                                                                               9.61              5.61             --    2008
                                                                               9.95              9.61             --    2007
                                                                              10.00              9.95             --    2006
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1              $ 9.66            $10.59             --    2012
                                                                              10.15              9.66             --    2011
                                                                               8.55             10.15             --    2010
                                                                               6.91              8.55             --    2009
                                                                              11.68              6.91             --    2008
                                                                              10.17             11.68             --    2007
                                                                              10.00             10.17             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities         $ 7.61            $ 8.75          5,052    2012
   Fund -- Class 2                                                             9.29              7.61          5,604    2011
                                                                               8.36              9.29          5,725    2010
                                                                               6.21              8.36          6,630    2009
                                                                              12.33              6.21          7,921    2008
                                                                              10.55             12.33         18,739    2007
                                                                              10.00             10.55         17,207    2006
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                               $10.86            $11.38          5,729    2012
                                                                              10.83             10.86             --    2011
                                                                              10.16             10.83             --    2010
                                                                               7.21             10.16          5,522    2009
                                                                              10.12              7.21          6,490    2008
                                                                              10.20             10.12         15,372    2007
                                                                              10.00             10.20             --    2006
----------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                       $13.10            $14.63             --    2012
                                                                              12.78             13.10             --    2011
                                                                              11.44             12.78             --    2010
                                                                               7.68             11.44             --    2009
                                                                              10.63              7.68             --    2008
                                                                              10.55             10.63             --    2007
                                                                              10.00             10.55             --    2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $ 8.46            $ 9.67            --     2012
                                                                         10.01              8.46         7,623     2011
                                                                          8.70             10.01         8,012     2010
                                                                          6.90              8.70         6,490     2009
                                                                         12.15              6.90         7,096     2008
                                                                         10.31             12.15            --     2007
                                                                         10.00             10.31            --     2006
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $10.35            $11.61        33,968     2012
                                                                         11.02             10.35        42,729     2011
                                                                          9.58             11.02        48,965     2010
                                                                          7.09              9.58        48,354     2009
                                                                         11.01              7.09        63,129     2008
                                                                         10.37             11.01        57,501     2007
                                                                         10.00             10.37        35,224     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 9.42            $10.69        26,502     2012
                                                                          9.92              9.42            --     2011
                                                                          8.69              9.92            --     2010
                                                                          6.56              8.69            --     2009
                                                                         11.72              6.56            --     2008
                                                                         10.23             11.72        16,522     2007
                                                                         10.00             10.23         9,817     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 8.79            $10.50            --     2012
                                                                          9.26              8.79            --     2011
                                                                          8.03              9.26            --     2010
                                                                          6.05              8.03            --     2009
                                                                         10.56              6.05            --     2008
                                                                         10.13             10.56            --     2007
                                                                         10.00             10.13            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 8.50            $ 9.72        13,434     2012
                                                                          8.64              8.50            --     2011
                                                                          7.69              8.64            --     2010
                                                                          6.06              7.69            --     2009
                                                                         10.85              6.06            --     2008
                                                                         10.97             10.85        14,152     2007
                                                                         10.00             10.97            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 8.99            $10.38            --     2012
                                                                          9.08              8.99            --     2011
                                                                          8.11              9.08            --     2010
                                                                          6.54              8.11            --     2009
                                                                         11.51              6.54            --     2008
                                                                         10.54             11.51            --     2007
                                                                         10.00             10.54            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $10.00            $10.64         4,105     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 9.47            $10.59            --     2012
                                                                          9.70              9.47            --     2011
                                                                          8.01              9.70            --     2010
                                                                          6.41              8.01            --     2009
                                                                         12.45              6.41            --     2008
                                                                         10.06             12.45            --     2007
                                                                         10.00             10.06            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Stock Portfolio -- Service Class 2                         $10.00            $10.80         6,056     2012
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $11.76            $12.13         16,076    2012
                                                                                   11.24             11.76             --    2011
                                                                                   10.70             11.24             --    2010
                                                                                    9.48             10.70             --    2009
                                                                                   10.05              9.48             --    2008
                                                                                   10.00             10.05         15,535    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 9.71            $10.87         12,112    2012
                                                                                   11.15              9.71             --    2011
                                                                                    8.88             11.15             --    2010
                                                                                    6.50              8.88             --    2009
                                                                                   11.02              6.50             --    2008
                                                                                    9.78             11.02          7,034    2007
                                                                                   10.00              9.78             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 8.72            $10.82             --    2012
                                                                                    9.81              8.72             --    2011
                                                                                    7.95              9.81             --    2010
                                                                                    5.18              7.95             --    2009
                                                                                   10.88              5.18             --    2008
                                                                                   10.56             10.88             --    2007
                                                                                   10.00             10.56             --    2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.22            $12.35        231,993    2012
                                                                                   11.22             11.22        283,390    2011
                                                                                   10.19             11.22        331,513    2010
                                                                                    7.69             10.19        387,810    2009
                                                                                   11.19              7.69        506,123    2008
                                                                                   11.04             11.19        539,803    2007
                                                                                   10.00             11.04        214,133    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.17            $ 9.20         79,880    2012
                                                                                    8.49              8.17         84,997    2011
                                                                                    7.88              8.49         89,700    2010
                                                                                    6.20              7.88         95,986    2009
                                                                                    9.89              6.20         38,061    2008
                                                                                   10.00              9.89             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.72            $ 9.73             --    2012
                                                                                    9.02              8.72          7,492    2011
                                                                                    8.30              9.02          8,832    2010
                                                                                    6.74              8.30         16,865    2009
                                                                                   10.97              6.74         17,805    2008
                                                                                   10.86             10.97             --    2007
                                                                                   10.00             10.86          9,372    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.56            $ 8.95             --    2012
                                                                                    8.32              7.56             --    2011
                                                                                    7.93              8.32             --    2010
                                                                                    6.19              7.93             --    2009
                                                                                   10.99              6.19             --    2008
                                                                                   10.99             10.99             --    2007
                                                                                   10.00             10.99             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
-------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares              $ 9.86            $10.92             --    2012
                                                         10.26              9.86             --    2011
                                                          9.41             10.26             --    2010
                                                          7.68              9.41             --    2009
                                                         11.72              7.68             --    2008
                                                         10.90             11.72             --    2007
                                                         10.00             10.90             --    2006
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $11.38            $11.75             --    2012
                                                         10.86             11.38             --    2011
                                                         10.34             10.86             --    2010
                                                          9.81             10.34             --    2009
                                                         10.58              9.81             --    2008
                                                         10.33             10.58             --    2007
                                                         10.00             10.33         24,300    2006
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $ 9.63            $11.37             --    2012
                                                          9.81              9.63             --    2011
                                                          9.00              9.81             --    2010
                                                          6.64              9.00             --    2009
                                                         10.73              6.64             --    2008
                                                         10.42             10.73             --    2007
                                                         10.00             10.42             --    2006
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $11.33            $12.93          1,707    2012
                                                         10.56             11.33          1,955    2011
                                                          8.38             10.56          2,545    2010
                                                          6.32              8.38          3,372    2009
                                                         10.11              6.32          4,016    2008
                                                         12.16             10.11             --    2007
                                                         10.00             12.16             --    2006
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $ 9.34            $10.56             --    2012
                                                          9.40              9.34             --    2011
                                                          8.38              9.40             --    2010
                                                          6.79              8.38             --    2009
                                                         11.11              6.79             --    2008
                                                         10.82             11.11         10,381    2007
                                                         10.00             10.82             --    2006
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $ 9.70            $10.86             --    2012
                                                          9.63              9.70             --    2011
                                                          7.73              9.63             --    2010
                                                          6.04              7.73             --    2009
                                                          9.91              6.04             --    2008
                                                          9.91              9.91             --    2007
                                                         10.00              9.91             --    2006
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                   $ 9.46            $10.38        306,735    2012
                                                         10.00              9.46        369,708    2011
                                                          9.35             10.00        434,089    2010
                                                          7.94              9.35        507,056    2009
                                                         11.51              7.94        518,771    2008
                                                         10.56             11.51        609,326    2007
                                                         10.00             10.56        293,231    2006
-------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1 Shares                                               $ 9.35            $10.58            --     2012
                                                                                    9.85              9.35            --     2011
                                                                                    9.15              9.85            --     2010
                                                                                    7.11              9.15            --     2009
                                                                                   11.39              7.11            --     2008
                                                                                   10.79             11.39            --     2007
                                                                                   10.00             10.79            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Money Market Fund -- Service Shares                                $10.00            $ 9.91            --     2012
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                                             $11.91            $13.20         8,794     2012
                                                                                   12.03             11.91        14,781     2011
                                                                                   11.39             12.03        16,024     2010
                                                                                    9.28             11.39        16,754     2009
                                                                                   11.32              9.28        17,796     2008
                                                                                   10.51             11.32        14,912     2007
                                                                                   10.00             10.51         7,800     2006
---------------------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                                $10.20            $12.34         5,323     2012
                                                                                   11.22             10.20         4,208     2011
                                                                                   10.79             11.22         4,726     2010
                                                                                    7.56             10.79        15,635     2009
                                                                                   13.90              7.56        19,195     2008
                                                                                   10.41             13.90        14,057     2007
                                                                                   10.00             10.41        11,987     2006
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II          $ 9.34            $10.81            --     2012
                                                                                    9.36              9.34            --     2011
                                                                                    7.68              9.36            --     2010
                                                                                    5.86              7.68            --     2009
                                                                                   10.09              5.86            --     2008
                                                                                   10.29             10.09            --     2007
                                                                                   10.00             10.29            --     2006
---------------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder Portfolio --               $ 8.73            $ 9.73         1,095     2012
   Class II                                                                         8.29              8.73         1,219     2011
                                                                                    7.57              8.29         1,381     2010
                                                                                    6.32              7.57         1,508     2009
                                                                                    9.94              6.32         1,643     2008
                                                                                   10.00              9.94         1,540     2007
---------------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value                        $ 7.72            $ 8.68            --     2012
   Portfolio -- Class I                                                             8.43              7.72            --     2011
                                                                                    7.40              8.43            --     2010
                                                                                    5.85              7.40            --     2009
                                                                                    9.45              5.85            --     2008
                                                                                   10.00              9.45            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class Shares                     $ 9.98            $11.38            --     2012
                                                                                   10.18              9.98            --     2011
                                                                                    9.29             10.18            --     2010
                                                                                    6.84              9.29            --     2009
                                                                                   11.11              6.84            --     2008
                                                                                   10.24             11.11            --     2007
                                                                                   10.00             10.24            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares              $ 9.50            $11.03            --     2012
                                                                       9.97              9.50            --     2011
                                                                       9.20              9.97            --     2010
                                                                       7.44              9.20            --     2009
                                                                      11.41              7.44            --     2008
                                                                      10.61             11.41            --     2007
                                                                      10.00             10.61            --     2006
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $10.04            $10.88        15,952     2012
                                                                      10.11             10.04        23,498     2011
                                                                       9.44             10.11        24,861     2010
                                                                       8.21              9.44        25,980     2009
                                                                      10.82              8.21        25,801     2008
                                                                      10.65             10.82        21,725     2007
                                                                      10.00             10.65         7,252     2006
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $13.77            $15.23            --     2012
                                                                      13.23             13.77            --     2011
                                                                      11.93             13.23            --     2010
                                                                       9.19             11.93            --     2009
                                                                      15.13              9.19            --     2008
                                                                      12.14             15.13            --     2007
                                                                      10.00             12.14            --     2006
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                     $ 7.68            $ 8.41        52,634     2012
                                                                       7.83              7.68        57,327     2011
                                                                       7.11              7.83        62,612     2010
                                                                       5.99              7.11        68,471     2009
                                                                      10.87              5.99        69,654     2008
                                                                      10.75             10.87        14,325     2007
                                                                      10.00             10.75        11,634     2006
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $ 8.68            $ 9.65            --     2012
                                                                       9.00              8.68            --     2011
                                                                       8.44              9.00            --     2010
                                                                       5.99              8.44            --     2009
                                                                      11.29              5.99            --     2008
                                                                      10.15             11.29            --     2007
                                                                      10.00             10.15            --     2006
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares            $ 8.78            $10.37         6,348     2012
                                                                       9.82              8.78         7,345     2011
                                                                       8.69              9.82         8,108     2010
                                                                       6.38              8.69         9,620     2009
                                                                      10.95              6.38        11,535     2008
                                                                      10.56             10.95            --     2007
                                                                      10.00             10.56            --     2006
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                  $ 8.97            $10.22        12,810     2012
                                                                       9.21              8.97        29,016     2011
                                                                       8.14              9.21        34,628     2010
                                                                       6.51              8.14        23,921     2009
                                                                      10.86              6.51        26,291     2008
                                                                      10.67             10.86            --     2007
                                                                      10.00             10.67        21,331     2006
--------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 8.88            $10.20        13,006     2012
                                                                                  9.31              8.88        14,583     2011
                                                                                  7.74              9.31        17,063     2010
                                                                                  5.79              7.74         3,650     2009
                                                                                  9.56              5.79         4,312     2008
                                                                                  9.92              9.56        12,039     2007
                                                                                 10.00              9.92            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 7.79            $ 8.84            --     2012
                                                                                  7.91              7.79            --     2011
                                                                                  6.36              7.91            --     2010
                                                                                  4.92              6.36            --     2009
                                                                                  9.92              4.92            --     2008
                                                                                  9.58              9.92            --     2007
                                                                                 10.00              9.58            --     2006
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $11.71            $13.14            --     2012
                                                                                 11.76             11.71            --     2011
                                                                                 10.65             11.76            --     2010
                                                                                  8.98             10.65            --     2009
                                                                                 10.93              8.98            --     2008
                                                                                 10.34             10.93            --     2007
                                                                                 10.00             10.34            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $12.25            $13.68         3,181     2012
                                                                                 12.13             12.25         5,310     2011
                                                                                 10.85             12.13         6,548     2010
                                                                                  7.92             10.85         5,175     2009
                                                                                 10.59              7.92         6,291     2008
                                                                                 10.48             10.59            --     2007
                                                                                 10.00             10.48         9,646     2006
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            $16.54            $16.87            --     2012
                                                                                 13.24             16.54            --     2011
                                                                                 12.14             13.24            --     2010
                                                                                 13.00             12.14         4,490     2009
                                                                                 11.34             13.00         3,676     2008
                                                                                 10.58             11.34        13,873     2007
                                                                                 10.00             10.58         9,364     2006
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $11.70            $12.10        21,524     2012
                                                                                 11.84             11.70        22,084     2011
                                                                                 11.51             11.84        26,722     2010
                                                                                 10.40             11.51        38,548     2009
                                                                                 10.69             10.40        36,788     2008
                                                                                 10.19             10.69        87,632     2007
                                                                                 10.00             10.19            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                         $13.35            $14.29        13,667     2012
                                                                                 13.19             13.35        16,207     2011
                                                                                 12.49             13.19        20,025     2010
                                                                                 11.21             12.49        11,074     2009
                                                                                 10.95             11.21        10,658     2008
                                                                                 10.31             10.95        14,309     2007
                                                                                 10.00             10.31        48,550     2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $10.10            $10.91            --     2012
                                                                 10.82             10.10            --     2011
                                                                 10.32             10.82            --     2010
                                                                  6.71             10.32            --     2009
                                                                 11.33              6.71            --     2008
                                                                 10.53             11.33        13,515     2007
                                                                 10.00             10.53        21,451     2006
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $ 9.81            $11.10            --     2012
                                                                 10.05              9.81            --     2011
                                                                  9.23             10.05            --     2010
                                                                  6.64              9.23            --     2009
                                                                 10.89              6.64            --     2008
                                                                  9.99             10.89            --     2007
                                                                 10.00              9.99            --     2006
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $10.65            $10.10         2,173     2012
                                                                 13.52             10.65            --     2011
                                                                 10.86             13.52            --     2010
                                                                  6.30             10.86         2,619     2009
                                                                 13.77              6.30         4,084     2008
                                                                  9.54             13.77         2,900     2007
                                                                 10.00              9.54            --     2006
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $11.46            $13.08            --     2012
                                                                 11.48             11.46            --     2011
                                                                  9.92             11.48            --     2010
                                                                  6.68              9.92            --     2009
                                                                 11.77              6.68            --     2008
                                                                 10.23             11.77            --     2007
                                                                 10.00             10.23            --     2006
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $11.59            $13.63            --     2012
                                                                 12.56             11.59            --     2011
                                                                 10.00             12.56            --     2010
---------------------------------------------------------------------------------------------------------------

                          NO OPTIONAL BENEFIT ELECTED



                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             $10.51            $11.76            --     2012
                                                                                10.70             10.51            --     2011
                                                                                 9.93             10.70            --     2010
                                                                                 7.87              9.93            --     2009
                                                                                11.47              7.87            --     2008
                                                                                10.79             11.47            --     2007
                                                                                10.00             10.79            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   $13.64            $15.45        22,804     2012
                                                                                14.92             13.64        20,919     2011
                                                                                13.48             14.92        22,652     2010
                                                                                10.16             13.48        33,633     2009
                                                                                17.38             10.16        41,115     2008
                                                                                15.46             17.38        47,902     2007
                                                                                12.30             15.46        23,171     2006
                                                                                10.63             12.30         7,764     2005
                                                                                10.00             10.63            --     2004
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series I shares           $10.00            $ 9.64         1,689     2012
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series II shares          $11.76            $13.10         1,181     2012
                                                                                12.78             11.76         1,367     2011
                                                                                10.87             12.78         3,183     2010
                                                                                 6.68             10.87         3,166     2009
                                                                                13.35              6.68         3,497     2008
                                                                                11.64             13.35         4,313     2007
                                                                                11.54             11.64         4,291     2006
                                                                                10.90             11.54         1,557     2005
                                                                                10.39             10.90         1,369     2004
                                                                                10.00             10.39            --     2003
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                    $12.20            $14.27        15,125     2012
                                                                                12.68             12.20        19,386     2011
                                                                                11.15             12.68        23,391     2010
                                                                                 8.83             11.15        25,940     2009
                                                                                14.00              8.83        29,887     2008
                                                                                14.58             14.00        55,694     2007
                                                                                12.78             14.58        29,910     2006
                                                                                12.49             12.78        24,762     2005
                                                                                10.82             12.49         8,744     2004
                                                                                10.00             10.82            --     2003
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares           $ 9.52            $10.52         1,163     2012
                                                                                 9.82              9.52         1,323     2011
                                                                                 8.91              9.82           373     2010
                                                                                 7.40              8.91           433     2009
                                                                                 9.74              7.40           461     2008
                                                                                10.00              9.74           461     2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares         $ 9.30            $10.76         8,470     2012
                                                                                 9.79              9.30        10,058     2011
                                                                                 9.32              9.79        12,799     2010
                                                                                 6.41              9.32        16,893     2009
                                                                                13.57              6.41        16,892     2008
                                                                                13.62             13.57        19,545     2007
                                                                                12.27             13.62        17,331     2006
                                                                                11.83             12.27        15,746     2005
                                                                                10.86             11.83        10,432     2004
                                                                                10.00             10.86            --     2003
------------------------------------------------------------------------------------------------------------------------------

                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 8.83            $ 9.84         3,435     2012
                                                                            9.27              8.83         4,050     2011
                                                                            8.55              9.27         4,054     2010
                                                                            6.99              8.55         3,987     2009
                                                                           10.18              6.99         3,988     2008
                                                                           10.00             10.18            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 9.46            $10.53           551     2012
                                                                           12.57              9.46           548     2011
                                                                           10.78             12.57         1,274     2010
                                                                            7.16             10.78         1,655     2009
                                                                           13.87              7.16         1,630     2008
                                                                           11.77             13.87         1,006     2007
                                                                           11.04             11.77           505     2006
                                                                           10.84             11.04           974     2005
                                                                           10.49             10.84           539     2004
                                                                           10.00             10.49            --     2003
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $11.56            $13.32        27,830     2012
                                                                           11.08             11.56        28,744     2011
                                                                           10.00             11.08        34,148     2010
                                                                            8.45             10.00        49,869     2009
                                                                           14.49              8.45        49,523     2008
                                                                           14.06             14.49        47,982     2007
                                                                           12.23             14.06        46,050     2006
                                                                           11.89             12.23        43,763     2005
                                                                           10.88             11.89        19,348     2004
                                                                           10.00             10.88            --     2003
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 8.19            $ 9.20        65,046     2012
                                                                           10.35              8.19        63,877     2011
                                                                           10.09             10.35        66,933     2010
                                                                            7.64             10.09        67,936     2009
                                                                           16.64              7.64        69,344     2008
                                                                           16.03             16.64        94,064     2007
                                                                           12.07             16.03        27,884     2006
                                                                           10.54             12.07        10,385     2005
                                                                           10.00             10.54            --     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $11.24            $12.89            39     2012
                                                                           11.88             11.24           745     2011
                                                                           11.00             11.88           746     2010
                                                                            8.16             11.00         1,089     2009
                                                                           13.80              8.16         2,379     2008
                                                                           12.36             13.80         2,382     2007
                                                                           12.65             12.36         2,384     2006
                                                                           11.21             12.65         1,333     2005
                                                                           10.52             11.21         1,335     2004
                                                                           10.00             10.52            --     2003
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $10.76            $12.14         2,481     2012
                                                                           10.51             10.76         3,920     2011
                                                                            7.83             10.51         2,251     2010
                                                                            5.64              7.83         2,706     2009
                                                                           10.54              5.64         2,669     2008
                                                                            9.43             10.54           450     2007
                                                                           10.00              9.43           450     2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                              $12.71            $13.42         42,044    2012
                                                                         11.57             12.71         44,924    2011
                                                                         11.20             11.57         53,792    2010
                                                                         10.34             11.20         81,201    2009
                                                                         10.69             10.34         71,562    2008
                                                                          9.93             10.69         14,701    2007
                                                                          9.94              9.93          6,074    2006
                                                                         10.00              9.94          5,116    2005
-----------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                   $11.02            $12.33          7,230    2012
                                                                         11.53             11.02         13,827    2011
                                                                         10.43             11.53         13,864    2010
                                                                          8.11             10.43         12,849    2009
                                                                         13.07              8.11         12,811    2008
                                                                         13.10             13.07         11,950    2007
                                                                         10.96             13.10          6,358    2006
                                                                         10.86             10.96          6,471    2005
                                                                         10.00             10.86          2,383    2004
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares             $13.91            $15.04        113,254    2012
                                                                         14.69             13.91        136,448    2011
                                                                         13.61             14.69        164,229    2010
                                                                         11.45             13.61        162,629    2009
                                                                         14.51             11.45        142,883    2008
                                                                         12.64             14.51         92,807    2007
                                                                         11.05             12.64         27,762    2006
                                                                         10.00             11.05          3,942    2005
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares              $10.82            $12.21             --    2012
                                                                         10.76             10.82             --    2011
                                                                          9.51             10.76            824    2010
                                                                          7.64              9.51            824    2009
                                                                         13.15              7.64            824    2008
                                                                         12.38             13.15             --    2007
                                                                         11.78             12.38             --    2006
                                                                         10.85             11.78             --    2005
                                                                         10.00             10.85             --    2004
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares           $11.61            $12.93          8,129    2012
                                                                         12.13             11.61          8,571    2011
                                                                          9.62             12.13          7,153    2010
                                                                          7.64              9.62          3,881    2009
                                                                         13.00              7.64          3,882    2008
                                                                         13.38             13.00          3,109    2007
                                                                         12.12             13.38          3,432    2006
                                                                         11.20             12.12          1,489    2005
                                                                         10.00             11.20             --    2004
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1         $12.48            $13.77         10,753    2012
                                                                         13.04             12.48         11,184    2011
                                                                         10.91             13.04         22,414    2010
                                                                          8.77             10.91         30,909    2009
                                                                         14.73              8.77         49,338    2008
                                                                         12.75             14.73         50,539    2007
                                                                         12.23             12.75         55,208    2006
                                                                         11.58             12.23         37,408    2005
                                                                         10.42             11.58         16,607    2004
                                                                         10.00             10.42             --    2003
-----------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities         $13.22            $15.28        29,562     2012
   Fund -- Class 2                                                            16.04             13.22        35,476     2011
                                                                              14.35             16.04        40,830     2010
                                                                              10.58             14.35        42,469     2009
                                                                              20.89             10.58        45,880     2008
                                                                              17.76             20.89        43,916     2007
                                                                              14.66             17.76        25,971     2006
                                                                              12.48             14.66        17,862     2005
                                                                              10.89             12.48        11,130     2004
                                                                              10.00             10.89            --     2003
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                               $11.77            $12.41        52,481     2012
                                                                              11.67             11.77        30,838     2011
                                                                              10.88             11.67        32,735     2010
                                                                               7.67             10.88        52,285     2009
                                                                              10.71              7.67        64,193     2008
                                                                              10.72             10.71        81,668     2007
                                                                              10.33             10.72        44,620     2006
                                                                              10.12             10.33        35,252     2005
                                                                              10.01             10.12        20,684     2004
                                                                              10.00             10.01            --     2003
----------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                       $15.48            $17.39         9,144     2012
                                                                              15.01             15.48        10,523     2011
                                                                              13.35             15.01        11,321     2010
                                                                               8.90             13.35         8,891     2009
                                                                              12.26              8.90         9,176     2008
                                                                              12.08             12.26         9,026     2007
                                                                              11.12             12.08        10,198     2006
                                                                              11.06             11.12         8,484     2005
                                                                              10.21             11.06         6,419     2004
                                                                              10.00             10.21            --     2003
----------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                               $12.04            $13.84        13,141     2012
                                                                              14.15             12.04        39,839     2011
                                                                              12.23             14.15        47,715     2010
                                                                               9.63             12.23        44,992     2009
                                                                              16.87              9.63        49,414     2008
                                                                              14.23             16.87        31,209     2007
                                                                              12.63             14.23        36,075     2006
                                                                              11.59             12.63        37,610     2005
                                                                              10.30             11.59        11,802     2004
                                                                              10.00             10.30            --     2003
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                         $11.91            $13.14           320     2012
                                                                              12.47             11.91         1,885     2011
                                                                              11.13             12.47         2,171     2010
                                                                               8.79             11.13         2,458     2009
                                                                              12.58              8.79         2,499     2008
                                                                              11.12             12.58         2,832     2007
                                                                              10.55             11.12         1,582     2006
                                                                              10.35             10.55         1,528     2005
                                                                              10.00             10.35            --     2004
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $10.72            $12.10          4,619    2012
                                                                         11.34             10.72          4,816    2011
                                                                          9.79             11.34          4,089    2010
                                                                          7.20              9.79          4,228    2009
                                                                         11.13              7.20          3,928    2008
                                                                         10.41             11.13          1,133    2007
                                                                         10.00             10.41             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $14.27            $16.30        102,374    2012
                                                                         14.94             14.27         46,763    2011
                                                                         13.00             14.94         59,585    2010
                                                                          9.76             13.00         64,204    2009
                                                                         17.32              9.76         73,782    2008
                                                                         15.03             17.32         77,173    2007
                                                                         13.72             15.03         50,632    2006
                                                                         11.96             13.72         36,228    2005
                                                                         10.57             11.96         12,674    2004
                                                                         10.00             10.57             --    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $12.67            $15.23            128    2012
                                                                         13.26             12.67            843    2011
                                                                         11.43             13.26            846    2010
                                                                          8.56             11.43            843    2009
                                                                         14.85              8.56            837    2008
                                                                         14.16             14.85            830    2007
                                                                         12.65             14.16            835    2006
                                                                         10.67             12.65            127    2005
                                                                         10.71             10.67            142    2004
                                                                         10.00             10.71             --    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $11.76            $13.53         55,166    2012
                                                                         11.88             11.76         19,871    2011
                                                                         10.52             11.88         22,614    2010
                                                                          8.24             10.52         46,877    2009
                                                                         14.66              8.24         50,023    2008
                                                                         14.73             14.66         68,700    2007
                                                                         12.49             14.73         42,468    2006
                                                                         12.04             12.49         34,468    2005
                                                                         11.01             12.04         14,918    2004
                                                                         10.00             11.01             --    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $11.29            $13.12            412    2012
                                                                         11.33             11.29          4,219    2011
                                                                         10.06             11.33          4,220    2010
                                                                          8.06             10.06          4,106    2009
                                                                         14.11              8.06          3,846    2008
                                                                         12.83             14.11          3,707    2007
                                                                         11.57             12.83          3,948    2006
                                                                         10.96             11.57          1,886    2005
                                                                         10.56             10.96          1,559    2004
                                                                         10.00             10.56             --    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $10.00            $10.71         20,533    2012
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $11.31            $12.71         10,544    2012
                                                                                   11.51             11.31          3,391    2011
                                                                                    9.45             11.51          1,383    2010
                                                                                    7.51              9.45          1,434    2009
                                                                                   14.50              7.51          1,413    2008
                                                                                   11.65             14.50            972    2007
                                                                                   11.12             11.65          1,796    2006
                                                                                   10.72             11.12          1,965    2005
                                                                                   10.58             10.72          1,663    2004
                                                                                   10.00             10.58             --    2003
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Stock Portfolio -- Service Class 2                                   $10.00            $10.86         24,831    2012
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $12.10            $12.56         69,092    2012
                                                                                   11.50             12.10          1,709    2011
                                                                                   10.87             11.50          4,056    2010
                                                                                    9.58             10.87          4,368    2009
                                                                                   10.10              9.58          1,345    2008
                                                                                   10.00             10.10         30,871    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $17.27            $19.44         47,563    2012
                                                                                   19.70             17.27         25,216    2011
                                                                                   15.59             19.70         29,252    2010
                                                                                   11.35             15.59         35,704    2009
                                                                                   19.12             11.35         39,120    2008
                                                                                   16.86             19.12         51,333    2007
                                                                                   15.26             16.86         45,618    2006
                                                                                   13.15             15.26         39,595    2005
                                                                                   10.73             13.15         17,053    2004
                                                                                   10.00             10.73             --    2003
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $11.00            $13.74            794    2012
                                                                                   12.30             11.00          2,203    2011
                                                                                    9.91             12.30          2,256    2010
                                                                                    6.41              9.91          3,512    2009
                                                                                   13.39              6.41          3,498    2008
                                                                                   12.92             13.39          3,398    2007
                                                                                   11.33             12.92          2,179    2006
                                                                                   11.25             11.33          2,231    2005
                                                                                   10.00             11.25            203    2004
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.65            $14.01        153,731    2012
                                                                                   12.57             12.65        204,155    2011
                                                                                   11.35             12.57        247,459    2010
                                                                                    8.52             11.35        278,194    2009
                                                                                   12.32              8.52        306,611    2008
                                                                                   12.08             12.32        265,417    2007
                                                                                   10.39             12.08         87,199    2006
                                                                                   10.00             10.39         12,559    2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.39            $ 9.51          6,877    2012
                                                                                    8.67              8.39         19,983    2011
                                                                                    8.00              8.67         22,933    2010
                                                                                    6.25              8.00         30,215    2009
                                                                                    9.91              6.25         30,312    2008
                                                                                   10.00              9.91          2,183    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                            NUMBER OF
                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares            $ 9.03            $10.14         30,418    2012
                                                               9.28              9.03         96,339    2011
                                                               8.49              9.28        117,023    2010
                                                               6.85              8.49        139,069    2009
                                                              11.09              6.85        135,769    2008
                                                              10.90             11.09         59,501    2007
                                                              10.00             10.90         27,142    2006
------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares         $ 7.83            $ 9.32         23,554    2012
                                                               8.56              7.83         51,847    2011
                                                               8.11              8.56         65,058    2010
                                                               6.29              8.11         64,357    2009
                                                              11.10              6.29         65,226    2008
                                                              11.04             11.10         49,608    2007
                                                              10.00             11.04         20,329    2006
------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                   $12.78            $14.25          2,416    2012
                                                              13.21             12.78          2,389    2011
                                                              12.05             13.21          2,394    2010
                                                               9.77             12.05          2,467    2009
                                                              14.83              9.77          2,583    2008
                                                              13.70             14.83          2,182    2007
                                                              11.83             13.70          2,939    2006
                                                              11.56             11.83          3,251    2005
                                                              10.73             11.56          2,802    2004
                                                              10.00             10.73             --    2003
------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                              $11.90            $12.36          6,819    2012
                                                              11.29             11.90          6,929    2011
                                                              10.68             11.29          8,546    2010
                                                              10.07             10.68         12,269    2009
                                                              10.80             10.07         11,309    2008
                                                              10.48             10.80         19,663    2007
                                                              10.21             10.48         30,082    2006
                                                              10.18             10.21         16,032    2005
                                                              10.02             10.18         11,227    2004
                                                              10.00             10.02             --    2003
------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares               $11.37            $13.50         20,293    2012
                                                              11.51             11.37         20,555    2011
                                                              10.49             11.51         20,773    2010
                                                               7.69             10.49         23,907    2009
                                                              12.35              7.69         23,918    2008
                                                              11.93             12.35         24,210    2007
                                                              11.13             11.93         24,287    2006
                                                              11.17             11.13         22,239    2005
                                                              10.62             11.17          2,258    2004
                                                              10.00             10.62             --    2003
------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares              $18.66            $21.43         12,416    2012
                                                              17.28             18.66         15,116    2011
                                                              13.64             17.28         19,934    2010
                                                              10.22             13.64         27,786    2009
                                                              16.25             10.22         31,685    2008
                                                              19.42             16.25         20,249    2007
                                                              14.85             19.42         21,400    2006
                                                              13.51             14.85         19,255    2005
                                                              10.38             13.51          3,951    2004
                                                              10.00             10.38             --    2003
------------------------------------------------------------------------------------------------------------

                                                                                 NUMBER OF
                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                           $12.11            $13.77         14,337    2012
                                                   12.11             12.11         16,957    2011
                                                   10.73             12.11         22,297    2010
                                                    8.64             10.73         23,573    2009
                                                   14.04              8.64         24,775    2008
                                                   13.59             14.04         43,885    2007
                                                   11.98             13.59         31,121    2006
                                                   11.66             11.98         30,397    2005
                                                   10.74             11.66         12,699    2004
                                                   10.00             10.74             --    2003
-------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares         $14.74            $16.60          6,916    2012
                                                   14.54             14.74         12,319    2011
                                                   11.60             14.54         13,021    2010
                                                    9.02             11.60         14,812    2009
                                                   14.70              9.02         21,289    2008
                                                   14.61             14.70         24,748    2007
                                                   13.12             14.61         24,043    2006
                                                   12.18             13.12         14,227    2005
                                                   10.76             12.18          6,810    2004
                                                   10.00             10.76             --    2003
-------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares             $11.91            $13.18          4,869    2012
                                                   12.47             11.91          6,437    2011
                                                   11.57             12.47          7,806    2010
                                                    9.74             11.57          7,731    2009
                                                   14.02              9.74          7,945    2008
                                                   12.77             14.02         17,329    2007
                                                   11.42             12.77         18,003    2006
                                                   11.21             11.42         19,282    2005
                                                   10.54             11.21          8,024    2004
                                                   10.00             10.54             --    2003
-------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares             $ 9.80            $10.81        101,285    2012
                                                   10.29              9.80        113,959    2011
                                                    9.57             10.29        162,730    2010
                                                    8.07              9.57        220,987    2009
                                                   11.63              8.07        221,334    2008
                                                   10.60             11.63        173,486    2007
                                                   10.00             10.60         22,269    2006
-------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares              $11.70            $13.32          2,543    2012
                                                   12.26             11.70          6,214    2011
                                                   11.31             12.26         13,812    2010
                                                    8.74             11.31         14,053    2009
                                                   13.90              8.74         14,906    2008
                                                   13.10             13.90         13,144    2007
                                                   11.47             13.10         14,775    2006
                                                   11.39             11.47         13,409    2005
                                                   10.71             11.39          3,095    2004
                                                   10.00             10.71             --    2003
-------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                $12.06            $14.05          1,420    2012
                                                   13.11             12.06          2,968    2011
                                                   10.67             13.11          3,337    2010
                                                    8.15             10.67          3,254    2009
                                                   13.17              8.15          4,559    2008
                                                   12.98             13.17          4,183    2007
                                                   11.37             12.98          3,066    2006
                                                   10.00             11.37          1,598    2005
-------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Money Market Fund -- Service Shares                                $10.00            $ 9.93        66,904     2012
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                                             $14.80            $16.50        23,046     2012
                                                                                   14.86             14.80        27,623     2011
                                                                                   13.98             14.86        28,051     2010
                                                                                   11.32             13.98        26,957     2009
                                                                                   13.72             11.32        23,927     2008
                                                                                   12.66             13.72        29,953     2007
                                                                                   11.66             12.66        25,601     2006
                                                                                   11.02             11.66        20,268     2005
                                                                                   10.35             11.02        12,244     2004
                                                                                   10.00             10.35            --     2003
---------------------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                                $15.02            $18.29        16,995     2012
                                                                                   16.42             15.02        16,306     2011
                                                                                   15.69             16.42        17,977     2010
                                                                                   10.93             15.69        41,133     2009
                                                                                   19.96             10.93        43,762     2008
                                                                                   14.86             19.96        22,210     2007
                                                                                   13.86             14.86         4,213     2006
                                                                                   12.52             13.86            --     2005
                                                                                   10.80             12.52            --     2004
                                                                                   10.00             10.80            --     2003
---------------------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio -- Service Shares                                             $20.39            $22.69           236     2012
                                                                                   30.66             20.39           553     2011
                                                                                   24.95             30.66           554     2010
                                                                                   14.17             24.95           554     2009
                                                                                   30.18             14.17           554     2008
                                                                                   23.98             30.18           555     2007
                                                                                   16.64             23.98           574     2006
                                                                                   12.83             16.64           604     2005
                                                                                   11.00             12.83           646     2004
                                                                                   10.00             11.00            --     2003
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II          $12.70            $14.79           542     2012
                                                                                   12.64             12.70           998     2011
                                                                                   10.31             12.64         1,709     2010
                                                                                    7.82             10.31         3,088     2009
                                                                                   13.39              7.82        24,228     2008
                                                                                   13.57             13.39        25,078     2007
                                                                                   12.46             13.57        24,701     2006
                                                                                   11.56             12.46         2,484     2005
                                                                                   10.81             11.56         1,088     2004
                                                                                   10.00             10.81            --     2003
---------------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder                            $ 8.98            $10.07         9,070     2012
   Portfolio -- Class II                                                            8.48              8.98         9,105     2011
                                                                                    7.70              8.48         9,143     2010
                                                                                    6.38              7.70         9,143     2009
                                                                                    9.98              6.38         9,113     2008
                                                                                   10.00              9.98         9,121     2007
---------------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value                        $ 7.95            $ 8.98           797     2012
   Portfolio -- Class I                                                             8.62              7.95         1,185     2011
                                                                                    7.52              8.62         2,186     2010
                                                                                    5.91              7.52         8,313     2009
                                                                                    9.49              5.91         8,083     2008
                                                                                   10.00              9.49         8,527     2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                      NUMBER OF
                                                                    ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                   UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                      BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares         $12.23            $14.03         5,011     2012
                                                                        12.40             12.23         4,942     2011
                                                                        11.25             12.40         5,153     2010
                                                                         8.23             11.25         5,173     2009
                                                                        13.28              8.23         5,531     2008
                                                                        12.17             13.28         5,561     2007
                                                                        11.54             12.17         5,662     2006
                                                                        11.26             11.54         5,519     2005
                                                                        10.51             11.26         5,634     2004
                                                                        10.00             10.51            --     2003
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $12.55            $14.66         1,522     2012
                                                                        13.08             12.55         2,280     2011
                                                                        12.00             13.08         2,309     2010
                                                                         9.65             12.00         2,324     2009
                                                                        14.70              9.65         2,340     2008
                                                                        13.59             14.70         2,062     2007
                                                                        12.27             13.59         2,095     2006
                                                                        11.66             12.27         2,130     2005
                                                                        10.68             11.66         2,163     2004
                                                                        10.00             10.68            --     2003
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $13.87            $16.48         2,018     2012
                                                                        15.76             13.87         2,046     2011
                                                                        11.80             15.76         2,814     2010
                                                                         7.37             11.80         2,737     2009
                                                                        12.39              7.37         3,048     2008
                                                                        12.33             12.39         2,672     2007
                                                                        11.10             12.33         2,678     2006
                                                                        10.75             11.10         2,792     2005
                                                                        10.30             10.75         1,655     2004
                                                                        10.00             10.30            --     2003
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $10.99            $11.99        12,740     2012
                                                                        11.01             10.99        15,166     2011
                                                                        10.22             11.01        15,725     2010
                                                                         8.83             10.22        39,768     2009
                                                                        11.56              8.83        32,237     2008
                                                                        11.32             11.56        29,197     2007
                                                                        10.31             11.32        27,721     2006
                                                                        10.00             10.31        26,801     2005
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $24.04            $26.75         8,383     2012
                                                                        22.96             24.04         9,280     2011
                                                                        20.58             22.96        11,216     2010
                                                                        15.76             20.58        13,728     2009
                                                                        25.77             15.76        12,680     2008
                                                                        20.56             25.77        11,120     2007
                                                                        15.97             20.56        10,386     2006
                                                                        13.93             15.97         7,544     2005
                                                                        10.92             13.93         3,568     2004
                                                                        10.00             10.92            --     2003
----------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 8.94            $ 9.85          8,033    2012
                                                                                  9.06              8.94          8,150    2011
                                                                                  8.18              9.06         16,856    2010
                                                                                  6.84              8.18         28,515    2009
                                                                                 12.35              6.84         36,354    2008
                                                                                 12.14             12.35         35,412    2007
                                                                                 11.14             12.14         36,357    2006
                                                                                 10.93             11.14          1,813    2005
                                                                                 10.00             10.93            320    2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $10.78            $12.06         13,057    2012
                                                                                 11.12             10.78         13,770    2011
                                                                                 10.37             11.12         16,110    2010
                                                                                  7.31             10.37         16,670    2009
                                                                                 13.69              7.31         19,520    2008
                                                                                 12.24             13.69         22,126    2007
                                                                                 11.56             12.24         22,616    2006
                                                                                 11.21             11.56         22,778    2005
                                                                                 10.70             11.21         17,912    2004
                                                                                 10.00             10.70             --    2003
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $14.12            $16.78         34,968    2012
                                                                                 15.70             14.12         42,555    2011
                                                                                 13.80             15.70         50,261    2010
                                                                                 10.08             13.80         53,979    2009
                                                                                 17.18             10.08         62,329    2008
                                                                                 16.48             17.18         32,335    2007
                                                                                 14.28             16.48         33,561    2006
                                                                                 12.74             14.28         27,856    2005
                                                                                 10.90             12.74          4,861    2004
                                                                                 10.00             10.90             --    2003
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $11.60            $13.30         48,548    2012
                                                                                 11.84             11.60        104,282    2011
                                                                                 10.40             11.84        119,923    2010
                                                                                  8.27             10.40         78,502    2009
                                                                                 13.70              8.27         77,559    2008
                                                                                 13.39             13.70         19,751    2007
                                                                                 11.86             13.39         25,876    2006
                                                                                 11.41             11.86         17,085    2005
                                                                                 10.64             11.41         14,912    2004
                                                                                 10.00             10.64             --    2003
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $13.88            $16.06         50,550    2012
                                                                                 14.47             13.88         59,623    2011
                                                                                 11.96             14.47         67,618    2010
                                                                                  8.89             11.96         35,305    2009
                                                                                 14.58              8.89         36,180    2008
                                                                                 15.05             14.58         43,442    2007
                                                                                 13.35             15.05         23,066    2006
                                                                                 12.38             13.35         19,912    2005
                                                                                 10.56             12.38          8,446    2004
                                                                                 10.00             10.56             --    2003
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $11.21            $12.80            438    2012
                                                                              11.31             11.21            439    2011
                                                                               9.05             11.31          1,777    2010
                                                                               6.96              9.05          1,802    2009
                                                                              13.94              6.96          1,755    2008
                                                                              13.38             13.94          1,686    2007
                                                                              13.25             13.38          1,687    2006
                                                                              12.03             13.25          1,666    2005
                                                                              10.25             12.03          1,687    2004
                                                                              10.00             10.25             --    2003
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $12.48            $14.08          9,702    2012
                                                                              12.45             12.48         12,325    2011
                                                                              11.21             12.45         11,580    2010
                                                                               9.39             11.21         12,158    2009
                                                                              11.36              9.39         12,774    2008
                                                                              10.69             11.36         12,981    2007
                                                                              10.40             10.69          9,546    2006
                                                                              10.00             10.40          6,982    2005
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $14.59            $16.39         22,539    2012
                                                                              14.36             14.59         32,682    2011
                                                                              12.76             14.36         38,505    2010
                                                                               9.26             12.76         35,363    2009
                                                                              12.31              9.26         38,836    2008
                                                                              12.10             12.31         21,297    2007
                                                                              11.29             12.10         25,143    2006
                                                                              11.03             11.29         18,988    2005
                                                                              10.24             11.03         14,878    2004
                                                                              10.00             10.24             --    2003
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.41            $17.87         15,885    2012
                                                                              13.85             17.41         18,671    2011
                                                                              12.62             13.85         21,084    2010
                                                                              13.43             12.62         48,221    2009
                                                                              11.65             13.43         50,897    2008
                                                                              10.80             11.65         60,764    2007
                                                                              10.86             10.80         28,700    2006
                                                                              10.55             10.86         23,483    2005
                                                                               9.97             10.55         13,743    2004
                                                                              10.00              9.97             --    2003
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $12.07            $12.56        107,033    2012
                                                                              12.14             12.07        122,632    2011
                                                                              11.73             12.14        130,236    2010
                                                                              10.53             11.73        160,600    2009
                                                                              10.76             10.53        137,476    2008
                                                                              10.19             10.76        184,736    2007
                                                                               9.97             10.19         15,405    2006
                                                                              10.00              9.97         14,175    2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $14.20            $15.29        112,902    2012
                                                                              13.94             14.20        135,651    2011
                                                                              13.12             13.94        143,325    2010
                                                                              11.70             13.12        118,924    2009
                                                                              11.36             11.70        107,395    2008
                                                                              10.63             11.36        117,922    2007
                                                                              10.41             10.63        104,039    2006
                                                                              10.34             10.41         72,293    2005
                                                                              10.03             10.34         44,613    2004
                                                                              10.00             10.03             --    2003
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $16.24            $17.66         3,506     2012
                                                                 17.30             16.24         4,498     2011
                                                                 16.40             17.30         6,529     2010
                                                                 10.60             16.40         5,419     2009
                                                                 17.79             10.60         5,574     2008
                                                                 16.44             17.79        24,531     2007
                                                                 14.72             16.44        10,445     2006
                                                                 12.35             14.72           159     2005
                                                                 10.88             12.35           172     2004
                                                                 10.00             10.88            --     2003
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $12.87            $14.63            --     2012
                                                                 13.10             12.87            --     2011
                                                                 11.96             13.10            --     2010
                                                                  8.55             11.96            --     2009
                                                                 13.93              8.55            --     2008
                                                                 12.70             13.93            --     2007
                                                                 12.75             12.70            --     2006
                                                                 11.37             12.75           821     2005
                                                                 10.59             11.37            --     2004
                                                                 10.00             10.59            --     2003
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $20.43            $19.50        13,625     2012
                                                                 25.77             20.43        11,731     2011
                                                                 20.56             25.77        13,130     2010
                                                                 11.86             20.56        18,540     2009
                                                                 25.77             11.86        27,597     2008
                                                                 17.75             25.77        21,994     2007
                                                                 14.84             17.75        17,396     2006
                                                                 10.00             14.84         4,746     2005
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $13.68            $15.70            98     2012
                                                                 13.62             13.68         1,270     2011
                                                                 11.69             13.62           103     2010
                                                                  7.83             11.69           105     2009
                                                                 13.71              7.83           114     2008
                                                                 11.84             13.71           102     2007
                                                                 11.38             11.84           113     2006
                                                                 11.45             11.38           107     2005
                                                                 10.65             11.45           102     2004
                                                                 10.00             10.65            --     2003
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $11.69            $13.84         1,760     2012
                                                                 12.59             11.69         2,413     2011
                                                                 10.00             12.59           653     2010
---------------------------------------------------------------------------------------------------------------

        PAYMENT OPTIMIZER PLUS (FOR JOINT ANNUITANT CONTRACTS) ELECTED



                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             $ 9.43            $10.48            --     2012
                                                                                 9.66              9.43            --     2011
                                                                                 9.03              9.66            --     2010
                                                                                 7.21              9.03            --     2009
                                                                                10.56              7.21            --     2008
                                                                                10.00             10.56            --     2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   $ 8.48            $ 9.55           738     2012
                                                                                 9.34              8.48           547     2011
                                                                                 8.49              9.34           555     2010
                                                                                 6.45              8.49           902     2009
                                                                                11.10              6.45         1,025     2008
                                                                                10.00             11.10            63     2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series I shares           $10.00            $ 9.59            --     2012
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series II shares          $ 9.76            $10.81            --     2012
                                                                                10.68              9.76            --     2011
                                                                                 9.14             10.68            --     2010
                                                                                 5.65              9.14            --     2009
                                                                                11.38              5.65            --     2008
                                                                                10.00             11.38            --     2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                    $ 8.07            $ 9.37            --     2012
                                                                                 8.44              8.07            --     2011
                                                                                 7.47              8.44            --     2010
                                                                                 5.96              7.47            --     2009
                                                                                 9.50              5.96            --     2008
                                                                                10.00              9.50            61     2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares           $ 9.23            $10.13            --     2012
                                                                                 9.58              9.23            --     2011
                                                                                 8.76              9.58            --     2010
                                                                                 7.32              8.76            --     2009
                                                                                 9.70              7.32            --     2008
                                                                                10.00              9.70            --     2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares         $ 6.62            $ 7.61            --     2012
                                                                                 7.02              6.62            --     2011
                                                                                 6.72              7.02            --     2010
                                                                                 4.66              6.72            --     2009
                                                                                 9.92              4.66            --     2008
                                                                                10.00              9.92            --     2007
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B              $ 8.58            $ 9.50            --     2012
                                                                                 9.06              8.58            --     2011
                                                                                 8.42              9.06            --     2010
                                                                                 6.93              8.42            --     2009
                                                                                10.16              6.93            --     2008
                                                                                10.00             10.16            --     2007
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B                $ 7.74            $ 8.56            --     2012
                                                                                10.34              7.74            --     2011
                                                                                 8.93             10.34            --     2010
                                                                                 5.97              8.93            --     2009
                                                                                11.64              5.97            --     2008
                                                                                10.00             11.64            --     2007
------------------------------------------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B           $ 7.95            $ 9.10            --     2012
                                                                       7.68              7.95            --     2011
                                                                       6.97              7.68            --     2010
                                                                       5.93              6.97            --     2009
                                                                      10.24              5.93            --     2008
                                                                      10.00             10.24            --     2007
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B         $ 4.93            $ 5.50         2,152     2012
                                                                       6.27              4.93         1,877     2011
                                                                       6.15              6.27         1,652     2010
                                                                       4.69              6.15         1,671     2009
                                                                      10.28              4.69         1,893     2008
                                                                      10.00             10.28           159     2007
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B            $ 8.81            $10.04            --     2012
                                                                       9.37              8.81            --     2011
                                                                       8.74              9.37            --     2010
                                                                       6.53              8.74            --     2009
                                                                      11.11              6.53            --     2008
                                                                      10.00             11.11            --     2007
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B            $11.14            $12.48            --     2012
                                                                      10.95             11.14            --     2011
                                                                       8.21             10.95            --     2010
                                                                       5.95              8.21            --     2009
                                                                      11.21              5.95            --     2008
                                                                      10.00             11.21            --     2007
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $12.35            $12.95           899     2012
                                                                      11.32             12.35           929     2011
                                                                      11.03             11.32         1,131     2010
                                                                      10.25             11.03         1,820     2009
                                                                      10.66             10.25         1,656     2008
                                                                      10.00             10.66            --     2007
--------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                $ 8.16            $ 9.07            --     2012
                                                                       8.59              8.16            --     2011
                                                                       7.82              8.59            --     2010
                                                                       6.12              7.82            --     2009
                                                                       9.94              6.12            --     2008
                                                                      10.00              9.94            --     2007
--------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares          $10.65            $11.44         1,260     2012
                                                                      11.32             10.65         1,236     2011
                                                                      10.56             11.32         1,205     2010
                                                                       8.94             10.56         1,182     2009
                                                                      11.40              8.94         1,094     2008
                                                                      10.00             11.40         1,198     2007
--------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares           $ 8.46            $ 9.48            --     2012
                                                                       8.47              8.46            --     2011
                                                                       7.53              8.47            --     2010
                                                                       6.09              7.53            --     2009
                                                                      10.55              6.09            --     2008
                                                                      10.00             10.55            --     2007
--------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                $ 8.40            $ 9.29            --     2012
                                                                               8.83              8.40            --     2011
                                                                               7.05              8.83            --     2010
                                                                               5.64              7.05            --     2009
                                                                               9.65              5.64            --     2008
                                                                              10.00              9.65            --     2007
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1              $ 9.42            $10.33            --     2012
                                                                               9.91              9.42            --     2011
                                                                               8.35              9.91            --     2010
                                                                               6.75              8.35            --     2009
                                                                              11.42              6.75            --     2008
                                                                              10.00             11.42            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities         $ 7.12            $ 8.18           575     2012
   Fund -- Class 2                                                             8.70              7.12           652     2011
                                                                               7.84              8.70           594     2010
                                                                               5.82              7.84           653     2009
                                                                              11.57              5.82           763     2008
                                                                              10.00             11.57            60     2007
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                               $10.62            $11.12           630     2012
                                                                              10.60             10.62            --     2011
                                                                               9.95             10.60            --     2010
                                                                               7.06              9.95           509     2009
                                                                               9.92              7.06           613     2008
                                                                              10.00              9.92            47     2007
----------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                       $12.36            $13.80            --     2012
                                                                              12.06             12.36            --     2011
                                                                              10.80             12.06            --     2010
                                                                               7.25             10.80            --     2009
                                                                              10.05              7.25            --     2008
                                                                              10.00             10.05            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                               $ 8.20            $ 9.37            --     2012
                                                                               9.71              8.20           847     2011
                                                                               8.44              9.71           800     2010
                                                                               6.70              8.44           608     2009
                                                                              11.80              6.70           662     2008
                                                                              10.00             11.80            --     2007
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                  $ 9.97            $11.18            --     2012
                                                                              10.62              9.97            --     2011
                                                                               9.23             10.62            --     2010
                                                                               6.84              9.23            --     2009
                                                                              10.63              6.84            --     2008
                                                                              10.00             10.63            --     2007
----------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                             $ 9.18            $10.41         2,916     2012
                                                                               9.67              9.18            --     2011
                                                                               8.47              9.67            --     2010
                                                                               6.40              8.47            --     2009
                                                                              11.44              6.40            --     2008
                                                                              10.00             11.44            51     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 8.62            $10.29            --     2012
                                                                          9.08              8.62            --     2011
                                                                          7.88              9.08            --     2010
                                                                          5.94              7.88            --     2009
                                                                         10.38              5.94            --     2008
                                                                         10.00             10.38            --     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 7.74            $ 8.85         1,579     2012
                                                                          7.87              7.74            --     2011
                                                                          7.02              7.87            --     2010
                                                                          5.53              7.02            --     2009
                                                                          9.91              5.53            --     2008
                                                                         10.00              9.91            47     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 8.52            $ 9.84            --     2012
                                                                          8.61              8.52            --     2011
                                                                          7.70              8.61            --     2010
                                                                          6.21              7.70            --     2009
                                                                         10.94              6.21            --     2008
                                                                         10.00             10.94            --     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $10.00            $10.64           440     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 9.37            $10.47            --     2012
                                                                          9.60              9.37            --     2011
                                                                          7.94              9.60            --     2010
                                                                          6.35              7.94            --     2009
                                                                         12.35              6.35            --     2008
                                                                         10.00             12.35            --     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Stock Portfolio -- Service Class 2                         $10.00            $10.79           649     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.73            $12.09         1,738     2012
                                                                         11.22             11.73            --     2011
                                                                         10.68             11.22            --     2010
                                                                          9.47             10.68            --     2009
                                                                         10.05              9.47            --     2008
                                                                         10.00             10.05            46     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $ 9.98            $11.17         1,258     2012
                                                                         11.47              9.98            --     2011
                                                                          9.14             11.47            --     2010
                                                                          6.69              9.14            --     2009
                                                                         11.35              6.69            --     2008
                                                                         10.00             11.35            21     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $ 8.23            $10.21            --     2012
                                                                          9.26              8.23            --     2011
                                                                          7.51              9.26            --     2010
                                                                          4.89              7.51            --     2009
                                                                         10.28              4.89            --     2008
                                                                         10.00             10.28            --     2007
-----------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                     $10.14            $11.15         1,289     2012
                                                                         10.14             10.14         1,313     2011
                                                                          9.22             10.14         1,346     2010
                                                                          6.96              9.22         1,371     2009
                                                                         10.13              6.96         1,478     2008
                                                                         10.00             10.13         1,339     2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.15            $ 9.18            --     2012
                                                                                    8.48              8.15            --     2011
                                                                                    7.87              8.48            --     2010
                                                                                    6.19              7.87            --     2009
                                                                                    9.89              6.19            --     2008
                                                                                   10.00              9.89            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 7.98            $ 8.90            --     2012
                                                                                    8.26              7.98           873     2011
                                                                                    7.61              8.26           928     2010
                                                                                    6.18              7.61         1,663     2009
                                                                                   10.06              6.18         1,777     2008
                                                                                   10.00             10.06            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 6.83            $ 8.08            --     2012
                                                                                    7.52              6.83            --     2011
                                                                                    7.17              7.52            --     2010
                                                                                    5.60              7.17            --     2009
                                                                                    9.95              5.60            --     2008
                                                                                   10.00              9.95            --     2007
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 9.04            $10.01            --     2012
                                                                                    9.40              9.04            --     2011
                                                                                    8.63              9.40            --     2010
                                                                                    7.05              8.63            --     2009
                                                                                   10.76              7.05            --     2008
                                                                                   10.00             10.76            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.96            $11.31            --     2012
                                                                                   10.47             10.96            --     2011
                                                                                    9.97             10.47            --     2010
                                                                                    9.46              9.97            --     2009
                                                                                   10.21              9.46            --     2008
                                                                                   10.00             10.21            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $ 9.24            $10.90            --     2012
                                                                                    9.42              9.24            --     2011
                                                                                    8.64              9.42            --     2010
                                                                                    6.38              8.64            --     2009
                                                                                   10.31              6.38            --     2008
                                                                                   10.00             10.31            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $ 9.30            $10.61           221     2012
                                                                                    8.67              9.30           251     2011
                                                                                    6.89              8.67           301     2010
                                                                                    5.19              6.89           369     2009
                                                                                    8.32              5.19           434     2008
                                                                                   10.00              8.32            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           $ 8.63            $ 9.75            --     2012
                                                                                    8.69              8.63            --     2011
                                                                                    7.75              8.69            --     2010
                                                                                    6.28              7.75            --     2009
                                                                                   10.28              6.28            --     2008
                                                                                   10.00             10.28            34     2007
---------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                         $ 9.80            $10.96            --     2012
                                                                                    9.73              9.80            --     2011
                                                                                    7.82              9.73            --     2010
                                                                                    6.12              7.82            --     2009
                                                                                   10.04              6.12            --     2008
                                                                                   10.00             10.04            --     2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares                                              $ 8.93            $ 9.78            --     2012
                                                                                    9.43              8.93            --     2011
                                                                                    8.83              9.43        13,801     2010
                                                                                    7.50              8.83        15,681     2009
                                                                                   10.88              7.50        15,712     2008
                                                                                   10.00             10.88        15,744     2007
---------------------------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1 Shares                                               $ 8.65            $ 9.78            --     2012
                                                                                    9.12              8.65            --     2011
                                                                                    8.47              9.12            --     2010
                                                                                    6.59              8.47            --     2009
                                                                                   10.55              6.59            --     2008
                                                                                   10.00             10.55            --     2007
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Money Market Fund -- Service Shares                                $10.00            $ 9.90            --     2012
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                                             $11.30            $12.51            --     2012
                                                                                   11.42             11.30            --     2011
                                                                                   10.82             11.42            --     2010
                                                                                    8.82             10.82            --     2009
                                                                                   10.76              8.82            --     2008
                                                                                   10.00             10.76            --     2007
---------------------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                                $ 9.83            $11.89           592     2012
                                                                                   10.82              9.83           473     2011
                                                                                   10.40             10.82           473     2010
                                                                                    7.30             10.40         1,469     2009
                                                                                   13.42              7.30         1,811     2008
                                                                                   10.00             13.42            43     2007
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II          $ 9.09            $10.51            --     2012
                                                                                    9.11              9.09            --     2011
                                                                                    7.48              9.11            --     2010
                                                                                    5.71              7.48            --     2009
                                                                                    9.84              5.71            --     2008
                                                                                   10.00              9.84            --     2007
---------------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder                            $ 8.71            $ 9.70            --     2012
   Portfolio -- Class II                                                            8.28              8.71            --     2011
                                                                                    7.56              8.28            --     2010
                                                                                    6.31              7.56            --     2009
                                                                                    9.94              6.31            --     2008
                                                                                   10.00              9.94            --     2007
---------------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value                        $ 7.71            $ 8.65            --     2012
   Portfolio -- Class I                                                             8.41              7.71            --     2011
                                                                                    7.39              8.41            --     2010
                                                                                    5.85              7.39            --     2009
                                                                                    9.44              5.85            --     2008
                                                                                   10.00              9.44            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class Shares                     $ 9.72            $11.07            --     2012
                                                                                    9.92              9.72            --     2011
                                                                                    9.05              9.92            --     2010
                                                                                    6.67              9.05            --     2009
                                                                                   10.83              6.67            --     2008
                                                                                   10.00             10.83            --     2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         $ 8.94            $10.38            --     2012
                                                                                  9.39              8.94            --     2011
                                                                                  8.67              9.39            --     2010
                                                                                  7.01              8.67            --     2009
                                                                                 10.76              7.01            --     2008
                                                                                 10.00             10.76            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $ 9.40            $10.18            --     2012
                                                                                  9.47              9.40            --     2011
                                                                                  8.85              9.47            --     2010
                                                                                  7.70              8.85            --     2009
                                                                                 10.15              7.70            --     2008
                                                                                 10.00             10.15            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $11.35            $12.55            --     2012
                                                                                 10.91             11.35            --     2011
                                                                                  9.85             10.91            --     2010
                                                                                  7.59              9.85            --     2009
                                                                                 12.50              7.59            --     2008
                                                                                 10.00             12.50            --     2007
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 7.13            $ 7.80            --     2012
                                                                                  7.27              7.13            --     2011
                                                                                  6.61              7.27            --     2010
                                                                                  5.56              6.61            --     2009
                                                                                 10.11              5.56            --     2008
                                                                                 10.00             10.11            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 8.52            $ 9.47            --     2012
                                                                                  8.85              8.52            --     2011
                                                                                  8.30              8.85            --     2010
                                                                                  5.90              8.30            --     2009
                                                                                 11.12              5.90            --     2008
                                                                                 10.00             11.12            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $ 8.27            $ 9.77           717     2012
                                                                                  9.26              8.27           841     2011
                                                                                  8.20              9.26           827     2010
                                                                                  6.03              8.20           927     2009
                                                                                 10.34              6.03         1,104     2008
                                                                                 10.00             10.34            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 8.40            $ 9.57         1,465     2012
                                                                                  8.63              8.40         3,306     2011
                                                                                  7.63              8.63         3,565     2010
                                                                                  6.11              7.63         2,309     2009
                                                                                 10.19              6.11         2,565     2008
                                                                                 10.00             10.19            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 8.91            $10.24         1,371     2012
                                                                                  9.34              8.91         1,557     2011
                                                                                  7.78              9.34         1,636     2010
                                                                                  5.82              7.78           326     2009
                                                                                  9.61              5.82           388     2008
                                                                                 10.00              9.61            36     2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 8.09            $ 9.18            --     2012
                                                                                  8.22              8.09            --     2011
                                                                                  6.62              8.22            --     2010
                                                                                  5.12              6.62            --     2009
                                                                                 10.33              5.12            --     2008
                                                                                 10.00             10.33            --     2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.32            $12.69            --     2012
                                                                              11.37             11.32            --     2011
                                                                              10.31             11.37            --     2010
                                                                               8.69             10.31            --     2009
                                                                              10.58              8.69            --     2008
                                                                              10.00             10.58            --     2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $11.65            $13.00           359     2012
                                                                              11.54             11.65           597     2011
                                                                              10.33             11.54           669     2010
                                                                               7.54             10.33           490     2009
                                                                              10.09              7.54           596     2008
                                                                              10.00             10.09            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $15.49            $15.80            --     2012
                                                                              12.41             15.49            --     2011
                                                                              11.39             12.41            --     2010
                                                                              12.20             11.39           437     2009
                                                                              10.65             12.20           347     2008
                                                                              10.00             10.65            44     2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.44            $11.83         2,371     2012
                                                                              11.59             11.44         2,416     2011
                                                                              11.27             11.59         2,655     2010
                                                                              10.19             11.27         3,565     2009
                                                                              10.48             10.19         3,407     2008
                                                                              10.00             10.48           267     2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.89            $13.79         1,525     2012
                                                                              12.74             12.89         1,795     2011
                                                                              12.07             12.74         2,017     2010
                                                                              10.83             12.07         1,039     2009
                                                                              10.59             10.83           996     2008
                                                                              10.00             10.59            44     2007
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 9.58            $10.34            --     2012
                                                                              10.27              9.58            --     2011
                                                                               9.79             10.27            --     2010
                                                                               6.37              9.79            --     2009
                                                                              10.77              6.37            --     2008
                                                                              10.00             10.77            43     2007
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 9.80            $11.07            --     2012
                                                                              10.04              9.80            --     2011
                                                                               9.23             10.04            --     2010
                                                                               6.64              9.23            --     2009
                                                                              10.90              6.64            --     2008
                                                                              10.00             10.90            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $11.60            $10.99           213     2012
                                                                              14.73             11.60            --     2011
                                                                              11.83             14.73            --     2010
                                                                               6.87             11.83           217     2009
                                                                              15.02              6.87           342     2008
                                                                              10.00             15.02             8     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $11.18            $12.74          --       2012
                                                                 11.20             11.18          --       2011
                                                                  9.68             11.20          --       2010
                                                                  6.52              9.68          --       2009
                                                                 11.50              6.52          --       2008
                                                                 10.00             11.50          --       2007
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $11.58            $13.61          --       2012
                                                                 12.55             11.58          --       2011
                                                                 10.00             12.55          --       2010
---------------------------------------------------------------------------------------------------------------

        PAYMENT OPTIMIZER PLUS (FOR SINGLE ANNUITANT CONTRACTS) ELECTED



                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             $10.21            $11.37            --     2012
                                                                                10.44             10.21            --     2011
                                                                                 9.75             10.44            --     2010
                                                                                 7.77              9.75            --     2009
                                                                                11.37              7.77            --     2008
                                                                                10.75             11.37            --     2007
                                                                                10.00             10.75            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   $ 9.45            $10.65         1,827     2012
                                                                                10.38              9.45         1,325     2011
                                                                                 9.43             10.38         1,332     2010
                                                                                 7.15              9.43         2,611     2009
                                                                                12.29              7.15         3,520     2008
                                                                                10.98             12.29         4,951     2007
                                                                                10.00             10.98            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series I shares           $10.00            $ 9.45            --     2012
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series II shares          $ 9.40            $10.43            --     2012
                                                                                10.27              9.40            --     2011
                                                                                 8.78             10.27            --     2010
                                                                                 5.42              8.78            --     2009
                                                                                10.90              5.42            --     2008
                                                                                 9.55             10.90            --     2007
                                                                                10.00              9.55            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                    $ 8.90            $10.35            --     2012
                                                                                 9.29              8.90            --     2011
                                                                                 8.21              9.29            --     2010
                                                                                 6.54              8.21            --     2009
                                                                                10.42              6.54            --     2008
                                                                                10.91             10.42         4,797     2007
                                                                                10.00             10.91            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares           $ 9.30            $10.22            --     2012
                                                                                 9.63              9.30            --     2011
                                                                                 8.79              9.63            --     2010
                                                                                 7.34              8.79            --     2009
                                                                                 9.71              7.34            --     2008
                                                                                10.00              9.71            --     2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares         $ 7.04            $ 8.10            --     2012
                                                                                 7.45              7.04            --     2011
                                                                                 7.12              7.45            --     2010
                                                                                 4.93              7.12            --     2009
                                                                                10.48              4.93            --     2008
                                                                                10.58             10.48            --     2007
                                                                                10.00             10.58            --     2006
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B              $ 8.64            $ 9.58         3,092     2012
                                                                                 9.11              8.64         3,265     2011
                                                                                 8.45              9.11         3,398     2010
                                                                                 6.94              8.45         9,353     2009
                                                                                10.17              6.94         9,697     2008
                                                                                10.00             10.17            --     2007
------------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B         $ 8.00            $ 8.86            --     2012
                                                                         10.68              8.00            --     2011
                                                                          9.21             10.68            --     2010
                                                                          6.15              9.21            --     2009
                                                                         11.96              6.15            --     2008
                                                                         10.20             11.96            --     2007
                                                                         10.00             10.20            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B              $ 8.83            $10.12            --     2012
                                                                          8.51              8.83            --     2011
                                                                          7.71              8.51            --     2010
                                                                          6.55              7.71            --     2009
                                                                         11.30              6.55            --     2008
                                                                         11.02             11.30            --     2007
                                                                         10.00             11.02            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B            $ 5.56            $ 6.21         5,343     2012
                                                                          7.05              5.56         4,456     2011
                                                                          6.91              7.05         3,919     2010
                                                                          5.26              6.91         4,728     2009
                                                                         11.52              5.26         6,312     2008
                                                                         11.16             11.52        12,205     2007
                                                                         10.00             11.16            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B               $ 8.74            $ 9.98            --     2012
                                                                          9.29              8.74            --     2011
                                                                          8.65              9.29            --     2010
                                                                          6.45              8.65            --     2009
                                                                         10.96              6.45            --     2008
                                                                          9.86             10.96            --     2007
                                                                         10.00              9.86            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B               $10.46            $11.73            --     2012
                                                                         10.26             10.46            --     2011
                                                                          7.68             10.26            --     2010
                                                                          5.56              7.68            --     2009
                                                                         10.45              5.56            --     2008
                                                                          9.40             10.45            --     2007
                                                                         10.00              9.40            --     2006
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                              $12.65            $13.29         2,398     2012
                                                                         11.58             12.65         2,459     2011
                                                                         11.26             11.58         2,939     2010
                                                                         10.45             11.26         5,753     2009
                                                                         10.86             10.45         6,233     2008
                                                                         10.14             10.86            --     2007
                                                                         10.00             10.14            --     2006
-----------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                   $ 9.11            $10.14            --     2012
                                                                          9.58              9.11            --     2011
                                                                          8.71              9.58            --     2010
                                                                          6.80              8.71            --     2009
                                                                         11.03              6.80            --     2008
                                                                         11.11             11.03            --     2007
                                                                         10.00             11.11            --     2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                  $11.20            $12.05        26,509     2012
                                                                              11.89             11.20        27,601     2011
                                                                              11.07             11.89        55,471     2010
                                                                               9.36             11.07        42,712     2009
                                                                              11.92              9.36        64,778     2008
                                                                              10.44             11.92        30,195     2007
                                                                              10.00             10.44            --     2006
----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                   $ 8.57            $ 9.62            --     2012
                                                                               8.56              8.57            --     2011
                                                                               7.61              8.56            --     2010
                                                                               6.14              7.61            --     2009
                                                                              10.63              6.14            --     2008
                                                                              10.06             10.63            --     2007
                                                                              10.00             10.06            --     2006
----------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                $ 8.43            $ 9.33            --     2012
                                                                               8.85              8.43            --     2011
                                                                               7.05              8.85            --     2010
                                                                               5.63              7.05            --     2009
                                                                               9.63              5.63            --     2008
                                                                               9.96              9.63            --     2007
                                                                              10.00              9.96            --     2006
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1              $ 9.71            $10.66            --     2012
                                                                              10.20              9.71            --     2011
                                                                               8.58             10.20            --     2010
                                                                               6.93              8.58            --     2009
                                                                              11.70              6.93            --     2008
                                                                              10.18             11.70            --     2007
                                                                              10.00             10.18            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities         $ 7.66            $ 8.81         1,489     2012
   Fund -- Class 2                                                             9.34              7.66         1,614     2011
                                                                               8.40              9.34         1,474     2010
                                                                               6.22              8.40         1,937     2009
                                                                              12.35              6.22         2,706     2008
                                                                              10.56             12.35         4,922     2007
                                                                              10.00             10.56            --     2006
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                               $10.92            $11.46         1,682     2012
                                                                              10.88             10.92            --     2011
                                                                              10.20             10.88            --     2010
                                                                               7.23             10.20         1,616     2009
                                                                              10.14              7.23         2,213     2008
                                                                              10.20             10.14         4,092     2007
                                                                              10.00             10.20            --     2006
----------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                       $13.18            $14.73            --     2012
                                                                              12.84             13.18            --     2011
                                                                              11.48             12.84            --     2010
                                                                               7.70             11.48            --     2009
                                                                              10.65              7.70            --     2008
                                                                              10.56             10.65            --     2007
                                                                              10.00             10.56            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $ 8.51            $ 9.74            --     2012
                                                                         10.06              8.51         2,206     2011
                                                                          8.73             10.06         2,068     2010
                                                                          6.92              8.73         1,908     2009
                                                                         12.17              6.92         2,421     2008
                                                                         10.32             12.17            --     2007
                                                                         10.00             10.32            --     2006
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $10.41            $11.69        12,352     2012
                                                                         11.07             10.41        22,155     2011
                                                                          9.61             11.07        21,859     2010
                                                                          7.10              9.61         9,917     2009
                                                                         11.03              7.10        10,818     2008
                                                                         10.38             11.03         9,625     2007
                                                                         10.00             10.38            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 9.48            $10.77         7,752     2012
                                                                          9.97              9.48            --     2011
                                                                          8.72              9.97            --     2010
                                                                          6.58              8.72            --     2009
                                                                         11.74              6.58            --     2008
                                                                         10.24             11.74         4,381     2007
                                                                         10.00             10.24            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 8.85            $10.58            --     2012
                                                                          9.30              8.85            --     2011
                                                                          8.06              9.30            --     2010
                                                                          6.07              8.06            --     2009
                                                                         10.58              6.07            --     2008
                                                                         10.14             10.58            --     2007
                                                                         10.00             10.14            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 8.55            $ 9.78         3,935     2012
                                                                          8.68              8.55            --     2011
                                                                          7.72              8.68            --     2010
                                                                          6.08              7.72            --     2009
                                                                         10.87              6.08            --     2008
                                                                         10.98             10.87         3,733     2007
                                                                         10.00             10.98            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 9.04            $10.46            --     2012
                                                                          9.12              9.04            --     2011
                                                                          8.14              9.12            --     2010
                                                                          6.55              8.14            --     2009
                                                                         11.53              6.55            --     2008
                                                                         10.55             11.53            --     2007
                                                                         10.00             10.55            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $10.00            $10.65         1,205     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 9.53            $10.66            --     2012
                                                                          9.74              9.53            --     2011
                                                                          8.04              9.74            --     2010
                                                                          6.43              8.04            --     2009
                                                                         12.47              6.43            --     2008
                                                                         10.07             12.47            --     2007
                                                                         10.00             10.07            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Stock Portfolio -- Service Class 2                         $10.00            $10.81         1,781     2012
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $11.81            $12.20         4,724     2012
                                                                                   11.28             11.81            --     2011
                                                                                   10.73             11.28            --     2010
                                                                                    9.50             10.73            --     2009
                                                                                   10.06              9.50            --     2008
                                                                                   10.00             10.06         4,134     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 9.77            $10.94         3,552     2012
                                                                                   11.20              9.77            --     2011
                                                                                    8.91             11.20            --     2010
                                                                                    6.52              8.91            --     2009
                                                                                   11.04              6.52            --     2008
                                                                                    9.78             11.04         1,860     2007
                                                                                   10.00              9.78            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 8.77            $10.90            --     2012
                                                                                    9.86              8.77            --     2011
                                                                                    7.98              9.86            --     2010
                                                                                    5.19              7.98            --     2009
                                                                                   10.90              5.19            --     2008
                                                                                   10.57             10.90            --     2007
                                                                                   10.00             10.57            --     2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.29            $12.44        36,009     2012
                                                                                   11.27             11.29        20,386     2011
                                                                                   10.23             11.27        37,343     2010
                                                                                    7.71             10.23        39,659     2009
                                                                                   11.21              7.71        37,063     2008
                                                                                   11.05             11.21        36,443     2007
                                                                                   10.00             11.05            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.21            $ 9.26            --     2012
                                                                                    8.52              8.21            --     2011
                                                                                    7.90              8.52            --     2010
                                                                                    6.20              7.90            --     2009
                                                                                    9.89              6.20            --     2008
                                                                                   10.00              9.89            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.77            $ 9.80            --     2012
                                                                                    9.06              8.77         2,173     2011
                                                                                    8.33              9.06         2,285     2010
                                                                                    6.76              8.33         4,945     2009
                                                                                   10.99              6.76         6,058     2008
                                                                                   10.86             10.99            --     2007
                                                                                   10.00             10.86            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.61            $ 9.01            --     2012
                                                                                    8.36              7.61            --     2011
                                                                                    7.96              8.36            --     2010
                                                                                    6.21              7.96            --     2009
                                                                                   11.01              6.21            --     2008
                                                                                   11.00             11.01            --     2007
                                                                                   10.00             11.00            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
-------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares              $ 9.92            $11.00            --     2012
                                                         10.30              9.92            --     2011
                                                          9.44             10.30            --     2010
                                                          7.70              9.44            --     2009
                                                         11.74              7.70            --     2008
                                                         10.90             11.74            --     2007
                                                         10.00             10.90            --     2006
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $11.44            $11.83            --     2012
                                                         10.91             11.44            --     2011
                                                         10.37             10.91            --     2010
                                                          9.83             10.37            --     2009
                                                         10.60              9.83            --     2008
                                                         10.34             10.60            --     2007
                                                         10.00             10.34            --     2006
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $ 9.69            $11.45            --     2012
                                                          9.86              9.69            --     2011
                                                          9.03              9.86            --     2010
                                                          6.66              9.03            --     2009
                                                         10.74              6.66            --     2008
                                                         10.43             10.74            --     2007
                                                         10.00             10.43            --     2006
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $11.40            $13.02           503     2012
                                                         10.61             11.40           572     2011
                                                          8.41             10.61           659     2010
                                                          6.34              8.41           998     2009
                                                         10.13              6.34         1,381     2008
                                                         12.16             10.13            --     2007
                                                         10.00             12.16            --     2006
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $ 9.40            $10.64            --     2012
                                                          9.45              9.40            --     2011
                                                          8.41              9.45            --     2010
                                                          6.81              8.41            --     2009
                                                         11.13              6.81            --     2008
                                                         10.83             11.13         2,744     2007
                                                         10.00             10.83            --     2006
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $ 9.75            $10.93            --     2012
                                                          9.67              9.75            --     2011
                                                          7.76              9.67            --     2010
                                                          6.06              7.76            --     2009
                                                          9.93              6.06            --     2008
                                                          9.92              9.93            --     2007
                                                         10.00              9.92            --     2006
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                   $ 9.52            $10.45        76,847     2012
                                                         10.04              9.52        89,911     2011
                                                          9.39             10.04        92,993     2010
                                                          7.96              9.39        87,704     2009
                                                         11.53              7.96        86,646     2008
                                                         10.57             11.53        82,434     2007
                                                         10.00             10.57            --     2006
-------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1 Shares                                               $ 9.40            $10.65            --     2012
                                                                                    9.90              9.40            --     2011
                                                                                    9.18              9.90            --     2010
                                                                                    7.13              9.18            --     2009
                                                                                   11.41              7.13            --     2008
                                                                                   10.80             11.41            --     2007
                                                                                   10.00             10.80            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Money Market Fund -- Service Shares                                $10.00            $ 9.91            --     2012
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                                             $11.98            $13.29        26,561     2012
                                                                                   12.09             11.98        28,007     2011
                                                                                   11.43             12.09        17,845     2010
                                                                                    9.31             11.43        31,943     2009
                                                                                   11.34              9.31        10,753     2008
                                                                                   10.51             11.34            --     2007
                                                                                   10.00             10.51            --     2006
---------------------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                                $10.26            $12.43         1,556     2012
                                                                                   11.27             10.26         1,215     2011
                                                                                   10.83             11.27         1,222     2010
                                                                                    7.58             10.83         4,585     2009
                                                                                   13.92              7.58         6,538     2008
                                                                                   10.42             13.92         3,744     2007
                                                                                   10.00             10.42            --     2006
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II          $ 9.40            $10.89            --     2012
                                                                                    9.40              9.40            --     2011
                                                                                    7.71              9.40            --     2010
                                                                                    5.87              7.71            --     2009
                                                                                   10.11              5.87            --     2008
                                                                                   10.30             10.11            --     2007
                                                                                   10.00             10.30            --     2006
---------------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder                            $ 8.77            $ 9.78            --     2012
   Portfolio -- Class II                                                            8.32              8.77            --     2011
                                                                                    7.59              8.32            --     2010
                                                                                    6.33              7.59            --     2009
                                                                                    9.95              6.33            --     2008
                                                                                   10.00              9.95            --     2007
---------------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value                        $ 7.76            $ 8.73            --     2012
   Portfolio -- Class I                                                             8.46              7.76            --     2011
                                                                                    7.42              8.46            --     2010
                                                                                    5.86              7.42            --     2009
                                                                                    9.45              5.86            --     2008
                                                                                   10.00              9.45            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class Shares                     $10.04            $11.46            --     2012
                                                                                   10.23             10.04            --     2011
                                                                                    9.33             10.23            --     2010
                                                                                    6.86              9.33            --     2009
                                                                                   11.12              6.86            --     2008
                                                                                   10.25             11.12            --     2007
                                                                                   10.00             10.25            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares              $ 9.56            $11.11            --     2012
                                                                      10.01              9.56            --     2011
                                                                       9.23             10.01            --     2010
                                                                       7.46              9.23            --     2009
                                                                      11.43              7.46            --     2008
                                                                      10.62             11.43            --     2007
                                                                      10.00             10.62            --     2006
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $10.10            $10.95           517     2012
                                                                      10.16             10.10         1,970     2011
                                                                       9.48             10.16         2,360     2010
                                                                       8.23              9.48         2,695     2009
                                                                      10.83              8.23         3,004     2008
                                                                      10.66             10.83         2,904     2007
                                                                      10.00             10.66            --     2006
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $13.85            $15.33            --     2012
                                                                      13.30             13.85            --     2011
                                                                      11.98             13.30            --     2010
                                                                       9.22             11.98            --     2009
                                                                      15.15              9.22            --     2008
                                                                      12.15             15.15            --     2007
                                                                      10.00             12.15            --     2006
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                     $ 7.73            $ 8.47            --     2012
                                                                       7.87              7.73         1,852     2011
                                                                       7.14              7.87         2,256     2010
                                                                       6.00              7.14         2,729     2009
                                                                      10.89              6.00         3,251     2008
                                                                      10.76             10.89         2,887     2007
                                                                      10.00             10.76            --     2006
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $ 8.73            $ 9.71            --     2012
                                                                       9.05              8.73            --     2011
                                                                       8.47              9.05            --     2010
                                                                       6.01              8.47            --     2009
                                                                      11.31              6.01            --     2008
                                                                      10.16             11.31            --     2007
                                                                      10.00             10.16            --     2006
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares            $ 8.83            $10.44         1,866     2012
                                                                       9.87              8.83         2,123     2011
                                                                       8.72              9.87         2,089     2010
                                                                       6.40              8.72         2,816     2009
                                                                      10.96              6.40         3,937     2008
                                                                      10.57             10.96            --     2007
                                                                      10.00             10.57            --     2006
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                  $ 9.03            $10.29         3,752     2012
                                                                       9.26              9.03         8,424     2011
                                                                       8.17              9.26         8,954     2010
                                                                       6.53              8.17         7,013     2009
                                                                      10.88              6.53         8,920     2008
                                                                      10.68             10.88            --     2007
                                                                      10.00             10.68            --     2006
--------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 8.93            $10.27         3,827     2012
                                                                                  9.35              8.93         4,232     2011
                                                                                  7.77              9.35         4,414     2010
                                                                                  5.80              7.77         1,077     2009
                                                                                  9.57              5.80         1,467     2008
                                                                                  9.93              9.57         3,184     2007
                                                                                 10.00              9.93            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 7.83            $ 8.90            --     2012
                                                                                  7.94              7.83            --     2011
                                                                                  6.39              7.94            --     2010
                                                                                  4.94              6.39            --     2009
                                                                                  9.94              4.94            --     2008
                                                                                  9.59              9.94            --     2007
                                                                                 10.00              9.59            --     2006
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $11.78            $13.23            --     2012
                                                                                 11.82             11.78            --     2011
                                                                                 10.69             11.82            --     2010
                                                                                  9.00             10.69            --     2009
                                                                                 10.95              9.00            --     2008
                                                                                 10.35             10.95            --     2007
                                                                                 10.00             10.35            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $12.32            $13.77           934     2012
                                                                                 12.19             12.32         1,532     2011
                                                                                 10.89             12.19         1,687     2010
                                                                                  7.94             10.89         1,513     2009
                                                                                 10.61              7.94         2,192     2008
                                                                                 10.48             10.61            --     2007
                                                                                 10.00             10.48            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            $16.64            $16.99            --     2012
                                                                                 13.31             16.64            --     2011
                                                                                 12.19             13.31            --     2010
                                                                                 13.04             12.19         1,301     2009
                                                                                 11.36             13.04         1,278     2008
                                                                                 10.59             11.36         3,685     2007
                                                                                 10.00             10.59            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $11.77            $12.18         6,319     2012
                                                                                 11.90             11.77         6,354     2011
                                                                                 11.56             11.90         6,870     2010
                                                                                 10.43             11.56        11,247     2009
                                                                                 10.71             10.43        12,637     2008
                                                                                 10.20             10.71        23,319     2007
                                                                                 10.00             10.20            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                         $13.43            $14.39         4,013     2012
                                                                                 13.25             13.43         4,665     2011
                                                                                 12.53             13.25         5,142     2010
                                                                                 11.24             12.53         3,226     2009
                                                                                 10.97             11.24         3,668     2008
                                                                                 10.31             10.97         3,806     2007
                                                                                 10.00             10.31            --     2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $10.15            $10.99            --     2012
                                                                 10.87             10.15            --     2011
                                                                 10.35             10.87            --     2010
                                                                  6.73             10.35            --     2009
                                                                 11.35              6.73            --     2008
                                                                 10.54             11.35         3,568     2007
                                                                 10.00             10.54            --     2006
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $ 9.87            $11.17            --     2012
                                                                 10.10              9.87            --     2011
                                                                  9.27             10.10            --     2010
                                                                  6.66              9.27            --     2009
                                                                 10.91              6.66            --     2008
                                                                 10.00             10.91            --     2007
                                                                 10.00             10.00            --     2006
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $10.72            $10.17           637     2012
                                                                 13.59             10.72            --     2011
                                                                 10.90             13.59            --     2010
                                                                  6.32             10.90           774     2009
                                                                 13.80              6.32         1,400     2008
                                                                  9.55             13.80           772     2007
                                                                 10.00              9.55            --     2006
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $11.53            $13.17            --     2012
                                                                 11.54             11.53            --     2011
                                                                  9.96             11.54            --     2010
                                                                  6.70              9.96            --     2009
                                                                 11.79              6.70            --     2008
                                                                 10.23             11.79            --     2007
                                                                 10.00             10.23            --     2006
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $11.61            $13.66            --     2012
                                                                 12.56             11.61            --     2011
                                                                 10.00             12.56            --     2010
---------------------------------------------------------------------------------------------------------------

                    PRINCIPAL PROTECTION ADVANTAGE ELECTED



                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             $10.27            $11.45            --     2012
                                                                                10.49             10.27            --     2011
                                                                                 9.78             10.49            --     2010
                                                                                 7.79              9.78            --     2009
                                                                                11.39              7.79            --     2008
                                                                                10.76             11.39            --     2007
                                                                                10.00             10.76            35     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   $12.29            $13.87         3,108     2012
                                                                                13.50             12.29         2,219     2011
                                                                                12.25             13.50         2,176     2010
                                                                                 9.27             12.25         4,710     2009
                                                                                15.93              9.27         5,022     2008
                                                                                14.22             15.93         8,285     2007
                                                                                11.36             14.22         4,369     2006
                                                                                10.00             11.36            --     2005
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series I shares           $10.00            $ 9.47            --     2012
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series II shares          $10.35            $11.49            --     2012
                                                                                11.29             10.35            --     2011
                                                                                 9.65             11.29            --     2010
                                                                                 5.95              9.65            --     2009
                                                                                11.94              5.95            --     2008
                                                                                10.46             11.94            --     2007
                                                                                10.41             10.46            --     2006
                                                                                10.00             10.41            --     2005
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                    $ 9.58            $11.15         1,007     2012
                                                                                 9.99              9.58         1,156     2011
                                                                                 8.82              9.99         1,143     2010
                                                                                 7.02              8.82         1,167     2009
                                                                                11.17              7.02         1,220     2008
                                                                                11.68             11.17        11,993     2007
                                                                                10.28             11.68         2,809     2006
                                                                                10.00             10.28            --     2005
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares           $ 9.35            $10.28            --     2012
                                                                                 9.67              9.35            --     2011
                                                                                 8.82              9.67            --     2010
                                                                                 7.35              8.82            --     2009
                                                                                 9.71              7.35            --     2008
                                                                                10.00              9.71            --     2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares         $ 7.63            $ 8.79            --     2012
                                                                                 8.07              7.63            --     2011
                                                                                 7.70              8.07            --     2010
                                                                                 5.33              7.70            --     2009
                                                                                11.31              5.33            --     2008
                                                                                11.40             11.31            --     2007
                                                                                10.31             11.40            54     2006
                                                                                10.00             10.31            --     2005
------------------------------------------------------------------------------------------------------------------------------

                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 8.68            $ 9.63            --     2012
                                                                            9.14              8.68            --     2011
                                                                            8.47              9.14            --     2010
                                                                            6.95              8.47            --     2009
                                                                           10.17              6.95            --     2008
                                                                           10.00             10.17            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 8.77            $ 9.72            --     2012
                                                                           11.70              8.77            --     2011
                                                                           10.07             11.70            --     2010
                                                                            6.72             10.07            --     2009
                                                                           13.06              6.72            --     2008
                                                                           11.13             13.06            --     2007
                                                                           10.49             11.13            --     2006
                                                                           10.00             10.49            --     2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 9.43            $10.82           461     2012
                                                                            9.08              9.43           477     2011
                                                                            8.22              9.08           511     2010
                                                                            6.98              8.22           507     2009
                                                                           12.01              6.98           501     2008
                                                                           11.71             12.01           330     2007
                                                                           10.22             11.71           323     2006
                                                                           10.00             10.22            --     2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 7.54            $ 8.43         9,427     2012
                                                                            9.56              7.54         8,035     2011
                                                                            9.36              9.56         6,814     2010
                                                                            7.11              9.36         8,831     2009
                                                                           15.56              7.11         9,414     2008
                                                                           15.05             15.56        19,506     2007
                                                                           11.38             15.05         9,912     2006
                                                                           10.00             11.38            --     2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 9.55            $10.91            --     2012
                                                                           10.13              9.55            --     2011
                                                                            9.43             10.13            --     2010
                                                                            7.02              9.43            --     2009
                                                                           11.92              7.02            --     2008
                                                                           10.72             11.92            --     2007
                                                                           11.02             10.72            --     2006
                                                                           10.00             11.02            --     2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $10.52            $11.81            --     2012
                                                                           10.31             10.52            --     2011
                                                                            7.71             10.31            --     2010
                                                                            5.57              7.71            --     2009
                                                                           10.47              5.57            --     2008
                                                                            9.41             10.47            --     2007
                                                                           10.00              9.41            --     2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $12.57            $13.22         5,523     2012
                                                                           11.49             12.57         5,407     2011
                                                                           11.17             11.49         6,370     2010
                                                                           10.35             11.17        13,603     2009
                                                                           10.74             10.35        11,533     2008
                                                                           10.02             10.74            53     2007
                                                                           10.08             10.02            86     2006
                                                                           10.00             10.08            --     2005
-------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                        $10.07            $11.22           172     2012
                                                                              10.58             10.07           172     2011
                                                                               9.61             10.58           172     2010
                                                                               7.50              9.61            --     2009
                                                                              12.14              7.50            --     2008
                                                                              12.21             12.14            --     2007
                                                                              10.26             12.21            --     2006
                                                                              10.00             10.26            --     2005
----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                  $13.19            $14.20           480     2012
                                                                              13.98             13.19           470     2011
                                                                              13.01             13.98           463     2010
                                                                              10.99             13.01           323     2009
                                                                              13.97             10.99           303     2008
                                                                              12.23             13.97           720     2007
                                                                              10.73             12.23           768     2006
                                                                              10.00             10.73            --     2005
----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                   $ 9.36            $10.52            --     2012
                                                                               9.34              9.36            --     2011
                                                                               8.29              9.34            --     2010
                                                                               6.69              8.29            --     2009
                                                                              11.55              6.69            --     2008
                                                                              10.92             11.55            --     2007
                                                                              10.44             10.92            --     2006
                                                                              10.00             10.44            --     2005
----------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                $10.00            $11.09            --     2012
                                                                              10.49             10.00            --     2011
                                                                               8.35             10.49            --     2010
                                                                               6.66              8.35            --     2009
                                                                              11.38              6.66            --     2008
                                                                              11.76             11.38            --     2007
                                                                              10.69             11.76            --     2006
                                                                              10.00             10.69            --     2005
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1              $10.33            $11.35            --     2012
                                                                              10.84             10.33            --     2011
                                                                               9.11             10.84            --     2010
                                                                               7.35              9.11            --     2009
                                                                              12.39              7.35            --     2008
                                                                              10.78             12.39         1,151     2007
                                                                              10.37             10.78           165     2006
                                                                              10.00             10.37            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities         $10.65            $12.27         3,419     2012
   Fund -- Class 2                                                            12.98             10.65         3,717     2011
                                                                              11.66             12.98         3,243     2010
                                                                               8.64             11.66         4,262     2009
                                                                              17.12              8.64         4,723     2008
                                                                              14.62             17.12         8,025     2007
                                                                              12.12             14.62         5,864     2006
                                                                              10.00             12.12            --     2005
----------------------------------------------------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                 $11.22            $11.78         3,462     2012
                                                                11.17             11.22            --     2011
                                                                10.46             11.17            --     2010
                                                                 7.40             10.46         3,682     2009
                                                                10.38              7.40         3,991     2008
                                                                10.43             10.38         7,980     2007
                                                                10.10             10.43            --     2006
                                                                10.00             10.10            --     2005
--------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         $13.63            $15.25           239     2012
                                                                13.27             13.63           254     2011
                                                                11.85             13.27           256     2010
                                                                 7.94             11.85            17     2009
                                                                10.97              7.94            20     2008
                                                                10.86             10.97            20     2007
                                                                10.03             10.86            32     2006
                                                                10.00             10.03            --     2005
--------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                 $ 9.95            $11.39           280     2012
                                                                11.74              9.95         4,105     2011
                                                                10.19             11.74         3,752     2010
                                                                 8.06             10.19         3,814     2009
                                                                14.17              8.06         3,885     2008
                                                                12.00             14.17            --     2007
                                                                10.70             12.00            --     2006
                                                                10.00             10.70            --     2005
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           $11.22            $12.33            --     2012
                                                                11.79             11.22            --     2011
                                                                10.57             11.79            --     2010
                                                                 8.38             10.57            --     2009
                                                                12.05              8.38            --     2008
                                                                10.68             12.05            --     2007
                                                                10.19             10.68         1,584     2006
                                                                10.00             10.19         1,869     2005
--------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    $10.47            $11.77         4,730     2012
                                                                11.12             10.47         4,762     2011
                                                                 9.65             11.12         4,638     2010
                                                                 7.12              9.65         4,467     2009
                                                                11.05              7.12         4,841     2008
                                                                10.38             11.05         4,522     2007
                                                                10.00             10.38         4,592     2006
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               $11.07            $12.59        15,044     2012
                                                                11.63             11.07            --     2011
                                                                10.16             11.63            --     2010
                                                                 7.66             10.16            --     2009
                                                                13.66              7.66            --     2008
                                                                11.89             13.66         7,562     2007
                                                                10.90             11.89         3,356     2006
                                                                10.00             10.90            --     2005
--------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $10.84            $12.97            --     2012
                                                                         11.39             10.84            --     2011
                                                                          9.86             11.39            --     2010
                                                                          7.42              9.86            --     2009
                                                                         12.92              7.42            --     2008
                                                                         12.36             12.92            --     2007
                                                                         11.09             12.36            --     2006
                                                                         10.00             11.09            --     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 9.51            $10.90         8,318     2012
                                                                          9.65              9.51           689     2011
                                                                          8.58              9.65           703     2010
                                                                          6.75              8.58           710     2009
                                                                         12.05              6.75           756     2008
                                                                         12.16             12.05         7,301     2007
                                                                         10.35             12.16           468     2006
                                                                         10.00             10.35            --     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $10.28            $11.90            --     2012
                                                                         10.36             10.28            --     2011
                                                                          9.24             10.36            --     2010
                                                                          7.43              9.24            --     2009
                                                                         13.06              7.43            --     2008
                                                                         11.93             13.06            --     2007
                                                                         10.80             11.93            --     2006
                                                                         10.00             10.80            --     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $10.00            $10.66         2,650     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $10.28            $11.52           653     2012
                                                                         10.51             10.28           705     2011
                                                                          8.67             10.51           713     2010
                                                                          6.92              8.67           780     2009
                                                                         13.41              6.92           807     2008
                                                                         10.82             13.41           486     2007
                                                                         10.37             10.82           574     2006
                                                                         10.00             10.37            --     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Stock Portfolio -- Service Class 2                         $10.00            $10.82         4,060     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.87            $12.27        10,827     2012
                                                                         11.33             11.87            --     2011
                                                                         10.76             11.33            --     2010
                                                                          9.52             10.76            --     2009
                                                                         10.07              9.52            --     2008
                                                                         10.00             10.07         8,241     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $12.23            $13.71         6,472     2012
                                                                         14.01             12.23           344     2011
                                                                         11.13             14.01           310     2010
                                                                          8.13             11.13           351     2009
                                                                         13.76              8.13           401     2008
                                                                         12.19             13.76         3,383     2007
                                                                         11.07             12.19           429     2006
                                                                         10.00             11.07            --     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $ 9.72            $12.09            --     2012
                                                                         10.91              9.72            --     2011
                                                                          8.82             10.91            --     2010
                                                                          5.73              8.82            --     2009
                                                                         12.02              5.73            --     2008
                                                                         11.65             12.02            --     2007
                                                                         10.26             11.65            --     2006
                                                                         10.00             10.26            --     2005
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.59            $12.78         9,431     2012
                                                                                   11.56             11.59        10,380     2011
                                                                                   10.48             11.56        17,073     2010
                                                                                    7.90             10.48        52,211     2009
                                                                                   11.47              7.90        57,058     2008
                                                                                   11.29             11.47        66,755     2007
                                                                                    9.75             11.29        66,214     2006
                                                                                   10.00              9.75        33,114     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.24            $ 9.31            --     2012
                                                                                    8.55              8.24            --     2011
                                                                                    7.92              8.55            --     2010
                                                                                    6.21              7.92            --     2009
                                                                                    9.90              6.21            --     2008
                                                                                   10.00              9.90            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.82            $ 9.87           321     2012
                                                                                    9.11              8.82         4,648     2011
                                                                                    8.37              9.11         4,781     2010
                                                                                    6.78              8.37        11,500     2009
                                                                                   11.01              6.78        11,296     2008
                                                                                   10.87             11.01            --     2007
                                                                                   10.00             10.87         3,745     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.65            $ 9.07            --     2012
                                                                                    8.40              7.65            --     2011
                                                                                    7.99              8.40            --     2010
                                                                                    6.23              7.99            --     2009
                                                                                   11.03              6.23            --     2008
                                                                                   11.01             11.03            --     2007
                                                                                   10.00             11.01            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $10.73            $11.91            --     2012
                                                                                   11.14             10.73            --     2011
                                                                                   10.19             11.14            --     2010
                                                                                    8.30             10.19            --     2009
                                                                                   12.65              8.30            --     2008
                                                                                   11.74             12.65            --     2007
                                                                                   10.17             11.74            --     2006
                                                                                   10.00             10.17            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $11.33            $11.73            --     2012
                                                                                   10.80             11.33            --     2011
                                                                                   10.25             10.80            --     2010
                                                                                    9.71             10.25            --     2009
                                                                                   10.45              9.71            --     2008
                                                                                   10.19             10.45            --     2007
                                                                                    9.97             10.19         9,796     2006
                                                                                   10.00              9.97            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $10.00            $11.84            --     2012
                                                                                   10.17             10.00            --     2011
                                                                                    9.31             10.17            --     2010
                                                                                    6.85              9.31            --     2009
                                                                                   11.05              6.85            --     2008
                                                                                   10.72             11.05            --     2007
                                                                                   10.04             10.72            --     2006
                                                                                   10.00             10.04            --     2005
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $12.49            $14.28         1,031     2012
                                                         11.61             12.49         1,101     2011
                                                          9.20             11.61         1,277     2010
                                                          6.92              9.20         2,112     2009
                                                         11.05              6.92         2,417     2008
                                                         13.26             11.05            --     2007
                                                         10.18             13.26            --     2006
                                                         10.00             10.18            --     2005
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $10.05            $11.39            --     2012
                                                         10.10             10.05            --     2011
                                                          8.98             10.10            --     2010
                                                          7.26              8.98            --     2009
                                                         11.85              7.26            --     2008
                                                         11.52             11.85         5,187     2007
                                                         10.20             11.52            --     2006
                                                         10.00             10.20            --     2005
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $11.12            $12.47            --     2012
                                                         11.01             11.12            --     2011
                                                          8.82             11.01            --     2010
                                                          6.89              8.82            --     2009
                                                         11.27              6.89            --     2008
                                                         11.25             11.27            --     2007
                                                         10.14             11.25            --     2006
                                                         10.00             10.14            --     2005
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   $10.45            $11.51         3,500     2012
                                                         10.99             10.45         4,247     2011
                                                         10.24             10.99        19,739     2010
                                                          8.65             10.24        35,522     2009
                                                         12.50              8.65        38,718     2008
                                                         11.44             12.50        39,554     2007
                                                         10.27             11.44        40,988     2006
                                                         10.00             10.27        29,764     2005
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                   $ 9.57            $10.52         1,860     2012
                                                         10.09              9.57         1,859     2011
                                                          9.42             10.09         1,816     2010
                                                          7.98              9.42        43,397     2009
                                                         11.55              7.98        43,462     2008
                                                         10.57             11.55        44,066     2007
                                                         10.00             10.57        44,781     2006
-------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                    $10.04            $11.38            --     2012
                                                         10.56             10.04            --     2011
                                                          9.78             10.56            --     2010
                                                          7.59              9.78            --     2009
                                                         12.13              7.59            --     2008
                                                         11.47             12.13            --     2007
                                                         10.09             11.47            --     2006
                                                         10.00             10.09            --     2005
-------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                      $10.62            $12.31           507     2012
                                                         11.58             10.62           529     2011
                                                          9.47             11.58           501     2010
                                                          7.26              9.47           549     2009
                                                         11.78              7.26           606     2008
                                                         11.66             11.78         1,187     2007
                                                         10.26             11.66           405     2006
                                                         10.00             10.26            --     2005
-------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Money Market Fund -- Service Shares                                $10.00            $ 9.91         1,497     2012
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                                             $12.86            $14.27         3,903     2012
                                                                                   12.96             12.86         3,916     2011
                                                                                   12.24             12.96         3,924     2010
                                                                                    9.96             12.24         3,504     2009
                                                                                   12.12              9.96         3,450     2008
                                                                                   11.22             12.12         4,091     2007
                                                                                   10.38             11.22         4,258     2006
                                                                                   10.00             10.38           177     2005
---------------------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                                $11.03            $13.38         3,219     2012
                                                                                   12.11             11.03         2,473     2011
                                                                                   11.62             12.11         2,398     2010
                                                                                    8.13             11.62         9,963     2009
                                                                                   14.91              8.13        11,456     2008
                                                                                   11.15             14.91         6,987     2007
                                                                                   10.43             11.15         4,442     2006
                                                                                   10.00             10.43            --     2005
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II          $10.68            $12.38           505     2012
                                                                                   10.68             10.68           586     2011
                                                                                    8.75             10.68           610     2010
                                                                                    6.66              8.75           664     2009
                                                                                   11.44              6.66           727     2008
                                                                                   11.65             11.44           490     2007
                                                                                   10.74             11.65           461     2006
                                                                                   10.00             10.74            --     2005
---------------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder                            $ 8.81            $ 9.84            --     2012
   Portfolio -- Class II                                                            8.35              8.81            --     2011
                                                                                    7.61              8.35            --     2010
                                                                                    6.34              7.61            --     2009
                                                                                    9.96              6.34            --     2008
                                                                                   10.00              9.96            --     2007
---------------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value                        $ 7.80            $ 8.78            --     2012
   Portfolio -- Class I                                                             8.49              7.80            --     2011
                                                                                    7.44              8.49            --     2010
                                                                                    5.87              7.44            --     2009
                                                                                    9.46              5.87            --     2008
                                                                                   10.00              9.46            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class Shares                     $10.59            $12.09            --     2012
                                                                                   10.78             10.59            --     2011
                                                                                    9.81             10.78            --     2010
                                                                                    7.21              9.81            --     2009
                                                                                   11.68              7.21            --     2008
                                                                                   10.75             11.68            --     2007
                                                                                   10.23             10.75            --     2006
                                                                                   10.00             10.23            --     2005
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares              $10.38            $12.08             --    2012
                                                                      10.87             10.38             --    2011
                                                                      10.01             10.87             --    2010
                                                                       8.08             10.01             --    2009
                                                                      12.36              8.08             --    2008
                                                                      11.48             12.36             --    2007
                                                                      10.40             11.48             --    2006
                                                                      10.00             10.40             --    2005
--------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                $12.77            $15.12             --    2012
                                                                      14.58             12.77             --    2011
                                                                      10.95             14.58             --    2010
                                                                       6.87             10.95             --    2009
                                                                      11.60              6.87             --    2008
                                                                      11.59             11.60             --    2007
                                                                      10.48             11.59             20    2006
                                                                      10.00             10.48             --    2005
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $10.43            $11.32          4,897    2012
                                                                      10.48             10.43          4,840    2011
                                                                       9.77             10.48          6,346    2010
                                                                       8.47              9.77          5,774    2009
                                                                      11.14              8.47          5,295    2008
                                                                      10.95             11.14          6,189    2007
                                                                      10.02             10.95        107,268    2006
                                                                      10.00             10.02        101,106    2005
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $15.54            $17.23             --    2012
                                                                      14.90             15.54             --    2011
                                                                      13.41             14.90             --    2010
                                                                      10.31             13.41             --    2009
                                                                      16.94             10.31             --    2008
                                                                      13.56             16.94             --    2007
                                                                      10.58             13.56             --    2006
                                                                      10.00             10.58             --    2005
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                     $ 7.85            $ 8.62          7,704    2012
                                                                       7.99              7.85          8,539    2011
                                                                       7.24              7.99          9,895    2010
                                                                       6.08              7.24         10,568    2009
                                                                      11.02              6.08         10,564    2008
                                                                      10.88             11.02          8,991    2007
                                                                      10.02             10.88          8,838    2006
                                                                      10.00             10.02          2,561    2005
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $ 9.43            $10.51             --    2012
                                                                       9.77              9.43             --    2011
                                                                       9.14              9.77             --    2010
                                                                       6.48              9.14             --    2009
                                                                      12.18              6.48             --    2008
                                                                      10.92             12.18             --    2007
                                                                      10.36             10.92             --    2006
                                                                      10.00             10.36             --    2005
--------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $10.65            $12.61         3,488     2012
                                                                                 11.90             10.65         3,840     2011
                                                                                 10.50             11.90         3,657     2010
                                                                                  7.70             10.50         5,465     2009
                                                                                 13.18              7.70         6,096     2008
                                                                                 12.69             13.18            --     2007
                                                                                 11.04             12.69            --     2006
                                                                                 10.00             11.04            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 9.82            $11.21         8,413     2012
                                                                                 10.06              9.82        16,645     2011
                                                                                  8.87             10.06        17,358     2010
                                                                                  7.08              8.87        15,043     2009
                                                                                 11.79              7.08        15,509     2008
                                                                                 11.56             11.79            --     2007
                                                                                 10.29             11.56         7,858     2006
                                                                                 10.00             10.29            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $10.67            $12.29         7,889     2012
                                                                                 11.16             10.67         8,452     2011
                                                                                  9.27             11.16         8,573     2010
                                                                                  6.91              9.27         2,954     2009
                                                                                 11.39              6.91         3,316     2008
                                                                                 11.80             11.39         6,843     2007
                                                                                 10.51             11.80           717     2006
                                                                                 10.00             10.51            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 8.70            $ 9.89            --     2012
                                                                                  8.81              8.70            --     2011
                                                                                  7.08              8.81            --     2010
                                                                                  5.46              7.08            --     2009
                                                                                 10.99              5.46            --     2008
                                                                                 10.59             10.99            --     2007
                                                                                 10.53             10.59            --     2006
                                                                                 10.00             10.53            --     2005
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $11.95            $13.43            --     2012
                                                                                 11.98             11.95            --     2011
                                                                                 10.83             11.98            --     2010
                                                                                  9.11             10.83            --     2009
                                                                                 11.06              9.11            --     2008
                                                                                 10.45             11.06            --     2007
                                                                                 10.20             10.45            --     2006
                                                                                 10.00             10.20            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $12.65            $14.16         2,742     2012
                                                                                 12.51             12.65         3,853     2011
                                                                                 11.16             12.51         4,144     2010
                                                                                  8.13             11.16         3,850     2009
                                                                                 10.85              8.13         4,302     2008
                                                                                 10.71             10.85           864     2007
                                                                                 10.03             10.71         4,198     2006
                                                                                 10.00             10.03            --     2005
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $15.56            $15.90           229     2012
                                                                              12.43             15.56           216     2011
                                                                              11.38             12.43           287     2010
                                                                              12.15             11.38         3,548     2009
                                                                              10.58             12.15         2,667     2008
                                                                               9.85             10.58         8,161     2007
                                                                               9.95              9.85         4,269     2006
                                                                              10.00              9.95            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.78            $12.21        16,215     2012
                                                                              11.90             11.78        15,660     2011
                                                                              11.55             11.90        16,595     2010
                                                                              10.41             11.55        28,139     2009
                                                                              10.67             10.41        24,790     2008
                                                                              10.15             10.67        50,719     2007
                                                                               9.98             10.15         2,219     2006
                                                                              10.00              9.98            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.24            $14.20         9,965     2012
                                                                              13.05             13.24        10,901     2011
                                                                              12.33             13.05        11,836     2010
                                                                              11.05             12.33         8,316     2009
                                                                              10.77             11.05         7,381     2008
                                                                              10.11             10.77         9,630     2007
                                                                               9.95             10.11        20,502     2006
                                                                              10.00              9.95            --     2005
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $12.03            $13.03            --     2012
                                                                              12.87             12.03            --     2011
                                                                              12.24             12.87            --     2010
                                                                               7.95             12.24            --     2009
                                                                              13.39              7.95            --     2008
                                                                              12.42             13.39         6,083     2007
                                                                              11.17             12.42         7,237     2006
                                                                              10.00             11.17            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.65            $12.07            --     2012
                                                                              10.89             10.65            --     2011
                                                                               9.98             10.89            --     2010
                                                                               7.17              9.98            --     2009
                                                                              11.72              7.17            --     2008
                                                                              10.74             11.72            --     2007
                                                                              10.82             10.74            --     2006
                                                                              10.00             10.82            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $17.21            $16.36           834     2012
                                                                              21.80             17.21            --     2011
                                                                              17.46             21.80            --     2010
                                                                              10.11             17.46         1,108     2009
                                                                              22.07             10.11         1,612     2008
                                                                              15.26             22.07           965     2007
                                                                              12.81             15.26            --     2006
                                                                              10.00             12.81            --     2005
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $12.11            $13.84          --       2012
                                                                 12.10             12.11          --       2011
                                                                 10.43             12.10          --       2010
                                                                  7.01             10.43          --       2009
                                                                 12.33              7.01          --       2008
                                                                 10.69             12.33          --       2007
                                                                 10.32             10.69          --       2006
                                                                 10.00             10.32          --       2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $11.62            $13.70          --       2012
                                                                 12.57             11.62          --       2011
                                                                 10.00             12.57          --       2010
---------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION


                                                                                            PAGE
THE COMPANY................................................................................ B-3

THE SEPARATE ACCOUNT....................................................................... B-3

THE CONTRACTS.............................................................................. B-3
   Transfer of Annuity Units............................................................... B-3
   Net Investment Factor................................................................... B-4

TERMINATION OF PARTICIPATION AGREEMENTS.................................................... B-4

CALCULATION OF PERFORMANCE DATA............................................................ B-5
   Subaccount Investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund. B-5
   Other Subaccounts....................................................................... B-6
   Other Performance Data.................................................................. B-6

TAX MATTERS................................................................................ B-7
   Taxation of Genworth Life Insurance Company of New York................................. B-7
   IRS Required Distributions.............................................................. B-7

GENERAL PROVISIONS......................................................................... B-7
   Using the Contracts as Collateral....................................................... B-7
   The Beneficiary......................................................................... B-7
   Non-Participating....................................................................... B-8
   Misstatement of Age or Gender........................................................... B-8
   Incontestability........................................................................ B-8
   Statement of Values..................................................................... B-8
   Trust as Owner or Beneficiary........................................................... B-8
   Written Notice.......................................................................... B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS.............................. B-8

REGULATION OF GENWORTH LIFE INSURANCE COMPANY OF NEW YORK.................................. B-8

EXPERTS.................................................................................... B-8

FINANCIAL STATEMENTS....................................................................... B-8


                  Genworth Life Insurance Company of New York
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 313-5282.

Genworth Life Insurance Company of New York
Variable Annuity Service Center
6610 W. Broad Street
Richmond, VA 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form NY1157 (RetireReady/SM/ Selections NY) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City               State                                      Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    STATEMENT OF ADDITIONAL INFORMATION FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                  FORM NY1157

                                  ISSUED BY:
                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1
                          666 THIRD AVENUE, 9TH FLOOR
                           NEW YORK, NEW YORK 10017

                       VARIABLE ANNUITY SERVICE CENTER:
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                       TELEPHONE NUMBER: (800) 313-5282

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2013, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life Insurance Company of New York through its Genworth Life of New York VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:      (800) 313-5282

Or write:  Genworth Life Insurance Company of New York
           Variable Annuity Service Center
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative


The date of this Statement of Additional Information is May 1, 2013.

TABLE OF CONTENTS


                                                                                            PAGE
THE COMPANY................................................................................ B-3

THE SEPARATE ACCOUNT....................................................................... B-3

THE CONTRACTS.............................................................................. B-3
   Transfer of Annuity Units............................................................... B-3
   Net Investment Factor................................................................... B-4

TERMINATION OF PARTICIPATION AGREEMENTS.................................................... B-4

CALCULATION OF PERFORMANCE DATA............................................................ B-5
   Subaccount Investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund. B-5
   Other Subaccounts....................................................................... B-6
   Other Performance Data.................................................................. B-6

TAX MATTERS................................................................................ B-7
   Taxation of Genworth Life Insurance Company of New York................................. B-7
   IRS Required Distributions.............................................................. B-7

GENERAL PROVISIONS......................................................................... B-7
   Using the Contracts as Collateral....................................................... B-7
   The Beneficiary......................................................................... B-7
   Non-Participating....................................................................... B-8
   Misstatement of Age or Gender........................................................... B-8
   Incontestability........................................................................ B-8
   Statement of Values..................................................................... B-8
   Trust as Owner or Beneficiary........................................................... B-8
   Written Notice.......................................................................... B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS.............................. B-8

REGULATION OF GENWORTH LIFE INSURANCE COMPANY OF NEW YORK.................................. B-8

EXPERTS.................................................................................... B-8

FINANCIAL STATEMENTS....................................................................... B-8

THE COMPANY


We are a stock life insurance company that was incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of New York. An affiliate of our former ultimate parent company acquired us in January 1999. On May 24, 2004, we became an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). We are owned 65.5% by Genworth Life Insurance Company ("GLIC") and 34.5% by Genworth Life and Annuity Insurance Company ("GLAIC").

On January 16, 2013, Genworth announced a proposed legal entity reorganization that would involve the creation of a new holding company over Genworth with Genworth becoming a direct, wholly-owned subsidiary of the new holding company. Following the completion of the reorganization, Genworth will continue to own its existing businesses except the U.S. mortgage insurance subsidiaries.


Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York, 10017. Our principal service center is located at 6610 West Broad St., Richmond, Virginia 23230.



We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing insurance, wealth management, investment and financial solutions to more than 15 million customers, with a presence in more than 25 countries. In 2011, we changed our operating business segments to better align our businesses. Under the new structure, we operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

  . U.S. LIFE INSURANCE. Our U.S. Life Insurance segment includes products that are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under our U.S. Life Insurance segment are life and long-term care insurance and fixed deferred and immediate annuities for the retirement market.

  . RUNOFF. Our Runoff segment includes the results of non-strategic products that are no longer sold. Our non-strategic products include our deferred variable annuity, variable life insurance and institutional products. Institutional products consist of funding agreement backed notes ("FABNs"). Most of our variable annuities include a guaranteed minimum death benefit ("GMDB"). Some of our individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWB") and certain types of guaranteed annuitization benefits. In January 2011, we discontinued new sales of retail variable annuities. On May 1, 2008, we discontinued the sales of variable life insurance policies. We continue to service existing policies.

We also have Corporate and Other activities, which include income and expenses not allocated to the segments.

We do business in the State of New York.

We are subject to regulation by the New York State Department of Financial Services (the "Department"). We file an annual statement with the Department on or before March 1 of each year covering our operations and reporting our financial condition as of December 31 of the preceding year. Periodically, the Department examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the Department at least every 5 years.

THE SEPARATE ACCOUNT

In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

THE CONTRACTS

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer

Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) MINUS (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; PLUS

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; MINUS

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; MINUS

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with accounting principles generally accepted in the United States of America and applicable laws and regulations.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS). This agreement may be terminated by the parties upon six months' advance written notice.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. This agreement may be terminated by the parties upon six months' advance written notice.

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. This agreement may be terminated by the parties upon 180 days' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BLACKROCK VARIABLE SERIES FUNDS, INC. This agreement may be terminated by the parties upon 60 days' advance written notice.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I. This agreement may be terminated by the parties upon 60 days' advance written notice.

EVERGREEN VARIABLE ANNUITY TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

FEDERATED INSURANCE SERIES. This agreement may be terminated by the parties upon 180 days' advance written notice.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND. These agreements provide for termination upon 90 days' advance notice by either party.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties.

GE INVESTMENTS FUNDS, INC. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

GOLDMAN SACHS VARIABLE INSURANCE TRUST. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

JANUS ASPEN SERIES. This agreement may be terminated by the parties upon six months' advance written notice.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST. This agreement may be terminated by the parties upon one-year advance written notice.

MFS(R) VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

OPPENHEIMER VARIABLE ACCOUNT FUNDS. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

THE PRUDENTIAL SERIES FUND. This agreement may be terminated by the parties upon 60 days' advance written notice.

RYDEX VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

WELLS FARGO VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

CALCULATION OF PERFORMANCE DATA

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.


Subaccount Investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the Goldman Sachs Variable Insurance
Trust -- Money Market Fund for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the mortality and expense risk charge (deducted daily at an effective annual rate of 1.55% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:


Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.


We may also quote the effective yield of the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:


Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.


The yield on amounts held in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Goldman Sachs Variable Insurance Trust -- Money Market Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Goldman Sachs Variable Insurance Trust -- Money Market Fund, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the

Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund will be lower than the yield for the Goldman Sachs Variable Insurance Trust -- Money Market Fund.


Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any rider option.


Goldman Sachs Variable Insurance Trust -- Money Market Fund



Current Yield:    -1.71% as of December 31, 2012
Effective Yield:  -1.70% as of December 31, 2012


PAST PERFORMANCE IS NOT A GUARANTEE OR PROJECTION OF FUTURE RESULTS.

Other Subaccounts

STANDARDIZED TOTAL RETURN. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of four years or less will therefore reflect the deduction of a surrender charge.

   (3) Standardized total return considers the charges for all available optional riders.

   (4) Standardized total return does not reflect the deduction of any premium taxes.

   (5) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N-/1

where:

TR   =   the average annual total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

Taxation of Genworth Life Insurance Company of New York

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" provision of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

GENERAL PROVISIONS

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Service Center will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Service Center. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Service Center at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

REGULATION OF GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

Besides federal securities laws, we are subject to the New York insurance laws.

EXPERTS


The consolidated financial statements of Genworth Life Insurance Company of New York and subsidiaries as of December 31, 2012 and 2011, and for each of the years in the three-year period ended December 31, 2012, and the financial statements of the Subaccounts which comprise the Separate Account as of December 31, 2012 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Our report on the consolidated financial statements of Genworth Life Insurance Company of New York and subsidiaries dated April 8, 2013 refers to the retrospective adoption of guidance relating to the presentation of comprehensive income and a change in accounting for costs associated with acquiring and renewing insurance contracts, as well as a retrospective change in the method of accounting for the liability of future policy benefits for level premium term life insurance policies. In addition, our report refers to a change in the method of accounting for embedded credit derivatives and variable interest entities in 2010.


The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.

FINANCIAL
STATEMENTS

This Statement of Additional Information contains the consolidated financial statements for the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and the financial statements of the Separate Account. The financial statements of the Company included in the Statement of Additional Information should be distinguished from the financial statements of the Separate Account, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such financial statements of the Company should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                             FINANCIAL STATEMENTS

                         YEAR ENDED DECEMBER 31, 2012

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2012

                                                                            PAGE
                                                                            ----
Report of Independent Registered Public Accounting Firm....................  F-1

Statements of Assets and Liabilities.......................................  F-3

Statements of Operations................................................... F-18

Statements of Changes in Net Assets........................................ F-33

Notes to Financial Statements.............................................. F-62

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Contract Owners
Genworth Life of New York VA Separate Account 1 and
The Board of Directors
Genworth Life and Annuity Insurance Company of New York:

   We have audited the accompanying statements of assets and liabilities of Genworth Life of New York VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Capital Appreciation Fund -- Series I shares, Invesco V.I. Core Equity Fund -- Series I shares, Invesco V.I. Global Real Estate Fund -- Series II shares, Invesco V.I. International Growth Fund -- Series II shares, Invesco Van Kampen V.I. American Franchise Fund -- Series I shares, Invesco Van Kampen V.I. American Franchise Fund -- Series II shares, Invesco Van Kampen V.I. Comstock Fund -- Series II shares, Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares, Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Thematic Growth Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growth V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund -- Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1, Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2; DWS Variable Series I -- DWS Capital Growth VIP -- Class B Shares; DWS Variable Series II -- DWS Dreman Small Mid Cap Value VIP -- Class B Shares, DWS Large Cap Value VIP -- Class B Shares, Dreyfus -- Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund; Federated Insurance Series -- Federal Capital Appreciation Fund II -- Primary Shares, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares, Federated Managed Volatility Fund II; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/ Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Opportunities Portfolio -- Service Class 2, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Growth Stock Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Bond Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, International Equity Fund -- Class 1 Shares, Mid-Cap Equity Fund -- Class 1 Shares, Money Market Fund, Premier Growth Equity Fund -- Class 1 Shares, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small-Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund -- Class 1 Shares; Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund -- Service Shares, Genworth Davis NY Venture Fund -- Service Shares, Genworth Eaton Vance Large Cap Value Fund -- Service Shares, Genworth Enhanced International Index Fund -- Service Shares, Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, Genworth PIMCO StocksPLUS Fund -- Service Shares, Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Large Cap Value Fund -- Institutional Shares, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Money Market Fund -- Service Shares; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio -- Class 1, JPMorgan Insurance Trust Equity Index Portfolio -- Class 1, JPMorgan Insurance Trust International Equity Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid

Mid Cap Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1, JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1, JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Enterprise Portfolio -- Institutional Shares, Enterprise Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Janus Portfolio -- Institutional Shares, Janus Portfolio -- Service Shares, Overseas Portfolio -- Institutional Shares, Overseas Portfolio -- Service Shares, Worldwide Portfolio -- Institutional Shares, Worldwide Portfolio -- Service Shares; Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I, Legg Mason ClearBridge Variable Large Cap Value Portfolio -- Class I; Legg Mason Partners Variable Income Trust -- Western Asset Variable Strategic Bond Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Non-Service Shares, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA -- Non-Service Shares, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer Global Strategic Income Fund/ VA -- Non-Service Shares, Oppenheimer High Income Fund/VA -- Non-Service Shares, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares, Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Non-Service Shares, Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term
U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; Rydex Variable Trust -- NASDAQ -- 100(R) Fund; The Alger Portfolios -- Alger Large Cap Growth Portfolio -- Class I-2 Shares, Alger Small Cap Growth Portfolio -- Class I-2 Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison Portfolio --
Class II Shares, Natural Resources Portfolio -- Class II Shares; Wells Fargo Variable Trust -- Wells Fargo Advantage VT Omega Growth Fund -- Class 2) as of December 31, 2012, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life of New York VA Separate Account 1 as of December 31, 2012, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
April 17, 2013

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2012


                                           -------------------------

                                           INVESCO V.I. INVESCO V.I.
                                             CAPITAL        CORE
                                           APPRECIATION    EQUITY
                                             FUND --      FUND --
                              CONSOLIDATED   SERIES I     SERIES I
                                 TOTAL        SHARES       SHARES
                              ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............ $784,757,221      --        675,535
Dividend receivable..........      221,760      --             --
Receivable for units sold....      155,904      --            124
                              ------------      --        -------
       Total assets..........  785,134,885      --        675,659
                              ------------      --        -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....      111,939      --             85
Payable for units
  withdrawn..................      176,288      --             --
                              ------------      --        -------
       Total liabilities.....      288,227      --             85
                              ------------      --        -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  767,911,226      --        675,574
   Variable annuity
     contract owners in
     the annuitization
     period..................   16,935,432      --             --
                              ------------      --        -------
       Net assets............ $784,846,658      --        675,574
                              ============      ==        =======
Investments in
  securities at cost......... $739,604,122      --        559,064
                              ============      ==        =======
Shares outstanding...........                   --         22,413
                                                ==        =======

                              AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                              -----------------------------------------------------------------------------------------
                                                         INVESCO VAN INVESCO VAN             INVESCO VAN  INVESCO VAN
                              INVESCO V.I. INVESCO V.I.  KAMPEN V.I. KAMPEN V.I. INVESCO VAN KAMPEN V.I.  KAMPEN V.I.
                                 GLOBAL    INTERNATIONAL  AMERICAN    AMERICAN   KAMPEN V.I. EQUITY AND      VALUE
                              REAL ESTATE     GROWTH      FRANCHISE   FRANCHISE   COMSTOCK     INCOME    OPPORTUNITIES
                                FUND --       FUND --      FUND --     FUND --     FUND --     FUND --      FUND --
                               SERIES II     SERIES II    SERIES I    SERIES II   SERIES II   SERIES II    SERIES II
                                 SHARES       SHARES       SHARES      SHARES      SHARES      SHARES       SHARES
                              ------------ ------------- ----------- ----------- ----------- ----------- -------------
ASSETS:
Investments at fair
  value (note 2b)............   364,791      8,464,561     324,303     144,977    2,396,117   1,497,590      945,651
Dividend receivable..........        --             --          --          --           --          --           --
Receivable for units sold....        --             --          --          23           --         727          604
                                -------      ---------     -------     -------    ---------   ---------    ---------
       Total assets..........   364,791      8,464,561     324,303     145,000    2,396,117   1,498,317      946,255
                                -------      ---------     -------     -------    ---------   ---------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        51          1,147          41          18          294         265          119
Payable for units
  withdrawn..................       321          7,402          34          --          555          --           --
                                -------      ---------     -------     -------    ---------   ---------    ---------
       Total liabilities.....       372          8,549          75          18          849         265          119
                                -------      ---------     -------     -------    ---------   ---------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   333,160      8,331,213     324,228     144,982    2,395,268   1,496,670      946,136
   Variable annuity
     contract owners in
     the annuitization
     period..................    31,259        124,799          --          --           --       1,382           --
                                -------      ---------     -------     -------    ---------   ---------    ---------
       Net assets............   364,419      8,456,012     324,228     144,982    2,395,268   1,498,052      946,136
                                =======      =========     =======     =======    =========   =========    =========
Investments in
  securities at cost.........   326,049      7,491,991     331,251     112,443    2,083,396   1,355,011    1,064,816
                                =======      =========     =======     =======    =========   =========    =========
Shares outstanding...........    24,142        285,194       8,939       4,078      181,249      99,508      133,756
                                =======      =========     =======     =======    =========   =========    =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012





                                                     ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          -----------------------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                              BALANCED       GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP
                           WEALTH STRATEGY       GROWTH            INCOME             VALUE            GROWTH
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS:
Investments at fair
 value (note 2b).........    $6,317,893          193,695          3,829,288        12,667,747         1,190,364
Dividend receivable......            --               --                 --                --                --
Receivable for units sold            --               27                 --                --               222
                             ----------          -------          ---------        ----------         ---------
    Total assets.........     6,317,893          193,722          3,829,288        12,667,747         1,190,586
                             ----------          -------          ---------        ----------         ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..           896               24                490             1,731               148
Payable for units
 withdrawn...............         1,039               --                 88            34,617                --
                             ----------          -------          ---------        ----------         ---------
    Total liabilities....         1,935               24                578            36,348               148
                             ----------          -------          ---------        ----------         ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     5,931,509          193,698          3,828,710        12,420,029         1,190,438
 Variable annuity
   contract owners in
   the annuitization
   period................       384,449               --                 --           211,370                --
                             ----------          -------          ---------        ----------         ---------
    Net assets...........    $6,315,958          193,698          3,828,710        12,631,399         1,190,438
                             ==========          =======          =========        ==========         =========
Investments in
 securities at cost......    $5,781,565          187,378          3,565,734        12,910,786           932,624
                             ==========          =======          =========        ==========         =========
Shares outstanding.......       526,053           11,796            185,348           986,585            39,182
                             ==========          =======          =========        ==========         =========

                                               AMERICAN
                                               CENTURY
                                               VARIABLE
                                            PORTFOLIOS II,    AMERICAN CENTURY VARIABLE
                                                 INC.             PORTFOLIOS, INC.
                          -------------------------------- -------------------------------
                          ALLIANCEBERNSTEIN       VP          VP
                              SMALL CAP       INFLATION    INCOME &      VP          VP
                               GROWTH         PROTECTION    GROWTH  INTERNATIONAL ULTRA(R)
                            PORTFOLIO --       FUND --     FUND --     FUND --    FUND --
                               CLASS B         CLASS II    CLASS I     CLASS I    CLASS I
                          ----------------- -------------- -------- ------------- --------
ASSETS:
Investments at fair
 value (note 2b).........      212,082        13,653,300   604,445     868,264    309,254
Dividend receivable......           --                --        --          --         --
Receivable for units sold           --            10,339       141          --         54
                               -------        ----------   -------     -------    -------
    Total assets.........      212,082        13,663,639   604,586     868,264    309,308
                               -------        ----------   -------     -------    -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..           27             1,898        78         127         39
Payable for units
 withdrawn...............            5                --        --         553         --
                               -------        ----------   -------     -------    -------
    Total liabilities....           32             1,898        78         680         39
                               -------        ----------   -------     -------    -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................      212,050        13,303,128   604,508     743,202    309,269
 Variable annuity
   contract owners in
   the annuitization
   period................           --           358,613        --     124,382         --
                               -------        ----------   -------     -------    -------
    Net assets...........      212,050        13,661,741   604,508     867,584    309,269
                               =======        ==========   =======     =======    =======
Investments in
 securities at cost......      160,687        12,563,886   583,397     783,590    255,688
                               =======        ==========   =======     =======    =======
Shares outstanding.......       11,551         1,134,938    87,601      97,230     28,635
                               =======        ==========   =======     =======    =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                              AMERICAN
                              CENTURY
                              VARIABLE
                          PORTFOLIOS, INC.                                                             COLUMBIA FUNDS VARIABLE
                            (CONTINUED)              BLACKROCK VARIABLE SERIES FUNDS, INC.                INSURANCE TRUST I
                          ---------------- ---------------------------------------------------------- --------------------------
                                                                                                                     COLUMBIA
                                                                                                        COLUMBIA     VARIABLE
                                                               BLACKROCK     BLACKROCK    BLACKROCK     VARIABLE   PORTFOLIO --
                                              BLACKROCK         GLOBAL       LARGE CAP      VALUE     PORTFOLIO --    MARSICO
                                 VP        BASIC VALUE V.I. ALLOCATION V.I. GROWTH V.I. OPPORTUNITIES   MARSICO    INTERNATIONAL
                               VALUE           FUND --          FUND --       FUND --   V.I. FUND --     GROWTH    OPPORTUNITIES
                              FUND --         CLASS III        CLASS III     CLASS III    CLASS III     FUND --       FUND --
                              CLASS I           SHARES          SHARES        SHARES       SHARES       CLASS 1       CLASS 2
                          ---------------- ---------------- --------------- ----------- ------------- ------------ -------------
ASSETS:
Investments at fair
 value (note 2b).........     $920,069         589,059        81,304,954      133,248      498,637     2,410,414     6,635,732
Dividend receivable......           --              --                --           --           --            --            --
Receivable for units sold            5              35             5,174           --           95           145            --
                              --------         -------        ----------      -------      -------     ---------     ---------
    Total assets.........      920,074         589,094        81,310,128      133,248      498,732     2,410,559     6,635,732
                              --------         -------        ----------      -------      -------     ---------     ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..          114              75            12,026           17           65           301           891
Payable for units
 withdrawn...............           --              --                --           --           --            --         9,102
                              --------         -------        ----------      -------      -------     ---------     ---------
    Total liabilities....          114              75            12,026           17           65           301         9,993
                              --------         -------        ----------      -------      -------     ---------     ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................      919,960         589,019        80,166,950      133,231      498,667     2,410,258     6,541,935
 Variable annuity
   contract owners in
   the annuitization
   period................           --              --         1,131,152           --           --            --        83,804
                              --------         -------        ----------      -------      -------     ---------     ---------
    Net assets...........     $919,960         589,019        81,298,102      133,231      498,667     2,410,258     6,625,739
                              ========         =======        ==========      =======      =======     =========     =========
Investments in
 securities at cost......     $941,062         591,667        77,177,450      112,462      514,035     1,859,960     6,409,681
                              ========         =======        ==========      =======      =======     =========     =========
Shares outstanding.......      141,115          46,237         5,669,802       11,597       31,361       108,626       428,665
                              ========         =======        ==========      =======      =======     =========     =========



                          DWS VARIABLE
                            SERIES I      DWS VARIABLE SERIES II
                          ------------- --------------------------



                                         DWS DREMAN       DWS
                           DWS CAPITAL  SMALL MID CAP  LARGE CAP
                          GROWTH VIP -- VALUE VIP --  VALUE VIP --
                             CLASS B       CLASS B      CLASS B
                             SHARES        SHARES        SHARES
                          ------------- ------------- ------------
ASSETS:
Investments at fair
 value (note 2b).........    61,648        723,176      382,251
Dividend receivable......        --             --           --
Receivable for units sold         9             32           30
                             ------        -------      -------
    Total assets.........    61,657        723,208      382,281
                             ------        -------      -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         8             93           47
Payable for units
 withdrawn...............        --             --           --
                             ------        -------      -------
    Total liabilities....         8             93           47
                             ------        -------      -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    61,649        723,115      382,234
 Variable annuity
   contract owners in
   the annuitization
   period................        --             --           --
                             ------        -------      -------
    Net assets...........    61,649        723,115      382,234
                             ======        =======      =======
Investments in
 securities at cost......    59,542        810,836      383,006
                             ======        =======      =======
Shares outstanding.......     2,896         56,587       30,678
                             ======        =======      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012


                                                                    EATON
                                                                    VANCE
                                                                  VARIABLE
                                            DREYFUS                 TRUST                    FEDERATED INSURANCE SERIES
                              ----------------------------------- ---------- -----------------------------------------------
                                DREYFUS               THE DREYFUS
                               INVESTMENT   DREYFUS    SOCIALLY
                               PORTFOLIOS   VARIABLE  RESPONSIBLE             FEDERATED    FEDERATED   FEDERATED
                                 MIDCAP    INVESTMENT   GROWTH       VT        CAPITAL    HIGH INCOME HIGH INCOME FEDERATED
                                 STOCK      FUND --      FUND,    FLOATING-  APPRECIATION    BOND        BOND      KAUFMANN
                              PORTFOLIO --   MONEY      INC. --     RATE      FUND II --  FUND II --  FUND II --  FUND II --
                                INITIAL      MARKET     INITIAL    INCOME      PRIMARY      PRIMARY     SERVICE    SERVICE
                                 SHARES    PORTFOLIO    SHARES      FUND        SHARES      SHARES      SHARES      SHARES
                              ------------ ---------- ----------- ---------- ------------ ----------- ----------- ----------
ASSETS:
Investments at fair
  value (note 2b)............   $94,881     940,014     90,649    10,928,675    53,936       3,248     3,380,959  1,664,957
Dividend receivable..........        --          --         --        38,989        --          --            --         --
Receivable for units sold....        17          --         13         2,180        --          --            --         --
                                -------     -------     ------    ----------    ------       -----     ---------  ---------
       Total assets..........    94,898     940,014     90,662    10,969,844    53,936       3,248     3,380,959  1,664,957
                                -------     -------     ------    ----------    ------       -----     ---------  ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        12         122         11         1,495         6          --           419        209
Payable for units
  withdrawn..................        --          74         --            --        --          --           439        735
                                -------     -------     ------    ----------    ------       -----     ---------  ---------
       Total liabilities.....        12         196         11         1,495         6          --           858        944
                                -------     -------     ------    ----------    ------       -----     ---------  ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    94,886     939,818     90,651    10,752,096    53,930       3,248     3,380,101  1,664,013
   Variable annuity
     contract owners in
     the annuitization
     period..................        --          --         --       216,253        --          --            --         --
                                -------     -------     ------    ----------    ------       -----     ---------  ---------
       Net assets............   $94,886     939,818     90,651    10,968,349    53,930       3,248     3,380,101  1,664,013
                                =======     =======     ======    ==========    ======       =====     =========  =========
Investments in
  securities at cost.........   $81,826     940,014     64,438    10,816,157    51,053       3,136     3,223,764  1,464,936
                                =======     =======     ======    ==========    ======       =====     =========  =========
Shares outstanding...........     6,051     940,014      2,727     1,155,251     8,630         453       474,188    112,573
                                =======     =======     ======    ==========    ======       =====     =========  =========

                                         FIDELITY(R)
                                           VARIABLE
                                          INSURANCE
                                           PRODUCTS
                                             FUND
                              -----------------------



                                          VIP ASSET
                              FEDERATED  MANAGER/SM/
                               MANAGED   PORTFOLIO --
                              VOLATILITY   INITIAL
                               FUND II      CLASS
                              ---------- ------------
ASSETS:
Investments at fair
  value (note 2b)............   94,930     107,655
Dividend receivable..........       --          --
Receivable for units sold....       --          --
                               -------     -------
       Total assets..........   94,930     107,655
                               -------     -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       11          12
Payable for units
  withdrawn..................       --          --
                               -------     -------
       Total liabilities.....       11          12
                               -------     -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   94,919     107,643
   Variable annuity
     contract owners in
     the annuitization
     period..................       --          --
                               -------     -------
       Net assets............   94,919     107,643
                               =======     =======
Investments in
  securities at cost.........  102,135     105,510
                               =======     =======
Shares outstanding...........    9,930       7,097
                               =======     =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                              FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                              -----------------------------------------------------    ------------ ------------ ------------
                                                                                       VIP DYNAMIC      VIP          VIP
                               VIP ASSET          VIP           VIP           VIP        CAPITAL      EQUITY-      EQUITY-
                              MANAGER/SM/       BALANCED   CONTRAFUND(R) CONTRAFUND(R) APPRECIATION    INCOME       INCOME
                              PORTFOLIO --    PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                SERVICE         SERVICE       INITIAL       SERVICE      SERVICE      INITIAL      SERVICE
                                CLASS 2         CLASS 2        CLASS        CLASS 2      CLASS 2       CLASS       CLASS 2
                              ------------    ------------ ------------- ------------- ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............   $139,596       11,486,054     820,902     43,952,150     274,150      290,101     18,109,523
Dividend receivable..........         --               --          --             --          --           --             --
Receivable for units sold....         14               --          --          9,096          --           --             --
                                --------       ----------     -------     ----------     -------      -------     ----------
       Total assets..........    139,610       11,486,054     820,902     43,961,246     274,150      290,101     18,109,523
                                --------       ----------     -------     ----------     -------      -------     ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         19            1,770          93          5,846          34           33          2,461
Payable for units
  withdrawn..................         --              421         137             --          29           --          2,958
                                --------       ----------     -------     ----------     -------      -------     ----------
       Total liabilities.....         19            2,191         230          5,846          63           33          5,419
                                --------       ----------     -------     ----------     -------      -------     ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    118,294       11,220,961     820,672     43,293,894     274,087      290,068     17,763,815
   Variable annuity
     contract owners in
     the annuitization
     period..................     21,297          262,902          --        661,506          --           --        340,289
                                --------       ----------     -------     ----------     -------      -------     ----------
       Net assets............   $139,591       11,483,863     820,672     43,955,400     274,087      290,068     18,104,104
                                ========       ==========     =======     ==========     =======      =======     ==========
Investments in
  securities at cost.........   $129,006       10,445,278     794,671     40,522,089     246,846      318,426     17,888,848
                                ========       ==========     =======     ==========     =======      =======     ==========
Shares outstanding...........      9,356          739,604      31,048      1,690,467      27,889       14,549        923,013
                                ========       ==========     =======     ==========     =======      =======     ==========

                              ------------ ------------ -------------
                                  VIP          VIP           VIP
                                GROWTH &     GROWTH &      GROWTH
                                 INCOME       INCOME    OPPORTUNITIES
                              PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                INITIAL      SERVICE       INITIAL
                                 CLASS       CLASS 2        CLASS
                              ------------ ------------ -------------
ASSETS:
Investments at fair
  value (note 2b)............   196,107     1,028,013      123,214
Dividend receivable..........        --            --           --
Receivable for units sold....        --           141           --
                                -------     ---------      -------
       Total assets..........   196,107     1,028,154      123,214
                                -------     ---------      -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        22           129           14
Payable for units
  withdrawn..................        --            --           --
                                -------     ---------      -------
       Total liabilities.....        22           129           14
                                -------     ---------      -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   196,085     1,028,025      123,200
   Variable annuity
     contract owners in
     the annuitization
     period..................        --            --           --
                                -------     ---------      -------
       Net assets............   196,085     1,028,025      123,200
                                =======     =========      =======
Investments in
  securities at cost.........   182,177       922,442      102,622
                                =======     =========      =======
Shares outstanding...........    13,441        71,639        5,652
                                =======     =========      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012



                                                      FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                              -------------------------------------------------------------------------------------------

                                   VIP                                    VIP          VIP
                                 GROWTH         VIP          VIP         GROWTH     INVESTMENT      VIP          VIP
                              OPPORTUNITIES    GROWTH       GROWTH       STOCK      GRADE BOND    MID CAP      OVERSEAS
                              PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                 SERVICE      INITIAL      SERVICE      SERVICE      SERVICE      SERVICE      INITIAL
                                 CLASS 2       CLASS       CLASS 2      CLASS 2      CLASS 2      CLASS 2       CLASS
                              ------------- ------------ ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............  $3,922,015     344,083      997,172     6,280,023    21,690,348   18,913,941    176,783
Dividend receivable..........          --          --           --            --            --           --         --
Receivable for units sold....       2,676          --           77         3,879        16,687           --         --
                               ----------     -------      -------     ---------    ----------   ----------    -------
       Total assets..........   3,924,691     344,083      997,249     6,283,902    21,707,035   18,913,941    176,783
                               ----------     -------      -------     ---------    ----------   ----------    -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         542          39          126           865         3,011        2,520         20
Payable for units
  withdrawn..................          --          13           --            --            --        8,356         --
                               ----------     -------      -------     ---------    ----------   ----------    -------
       Total liabilities.....         542          52          126           865         3,011       10,876         20
                               ----------     -------      -------     ---------    ----------   ----------    -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   3,841,304     344,031      997,123     6,158,925    21,333,599   18,653,226    176,763
   Variable annuity
     contract owners in
     the annuitization
     period..................      82,845          --           --       124,112       370,425      249,839         --
                               ----------     -------      -------     ---------    ----------   ----------    -------
       Net assets............  $3,924,149     344,031      997,123     6,283,037    21,704,024   18,903,065    176,763
                               ==========     =======      =======     =========    ==========   ==========    =======
Investments in
  securities at cost.........  $3,633,364     327,684      802,693     5,756,788    21,765,238   18,790,943    195,232
                               ==========     =======      =======     =========    ==========   ==========    =======
Shares outstanding...........     181,575       8,183       23,947       399,493     1,695,883      630,885     10,987
                               ==========     =======      =======     =========    ==========   ==========    =======

                                            FRANKLIN TEMPLETON
                                            VARIABLE INSURANCE
                                              PRODUCTS TRUST
                              ----------------------------------
                                                       FRANKLIN
                                  VIP       FRANKLIN  LARGE CAP
                                 VALUE       INCOME     GROWTH
                               STRATEGIES  SECURITIES SECURITIES
                              PORTFOLIO --  FUND --    FUND --
                                SERVICE     CLASS 2    CLASS 2
                                CLASS 2      SHARES     SHARES
                              ------------ ---------- ----------
ASSETS:
Investments at fair
  value (note 2b)............   236,496    91,643,359  433,854
Dividend receivable..........        --            --       --
Receivable for units sold....        --            --       36
                                -------    ----------  -------
       Total assets..........   236,496    91,643,359  433,890
                                -------    ----------  -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        29        14,438       56
Payable for units
  withdrawn..................        47        38,981       --
                                -------    ----------  -------
       Total liabilities.....        76        53,419       56
                                -------    ----------  -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   236,420    89,014,971  433,834
   Variable annuity
     contract owners in
     the annuitization
     period..................        --     2,574,969       --
                                -------    ----------  -------
       Net assets............   236,420    91,589,940  433,834
                                =======    ==========  =======
Investments in
  securities at cost.........   222,471    92,637,309  395,006
                                =======    ==========  =======
Shares outstanding...........    21,154     6,081,178   26,781
                                =======    ==========  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                              -------------------------------------------------------------------- ----------
                                FRANKLIN
                               TEMPLETON
                              VIP FOUNDING   MUTUAL   TEMPLETON  TEMPLETON   TEMPLETON  TEMPLETON
                                 FUNDS       SHARES    FOREIGN    FOREIGN   GLOBAL BOND   GROWTH   CORE VALUE
                               ALLOCATION  SECURITIES SECURITIES SECURITIES SECURITIES  SECURITIES   EQUITY
                                FUND --     FUND --    FUND --    FUND --     FUND --    FUND --    FUND --
                                CLASS 2     CLASS 2    CLASS 1    CLASS 2     CLASS 1    CLASS 2    CLASS 1
                                 SHARES      SHARES     SHARES     SHARES     SHARES      SHARES     SHARES
                              ------------ ---------- ---------- ---------- ----------- ---------- ----------
ASSETS:
Investments at fair
  value (note 2b)............ $17,698,793  4,139,443    37,587   3,050,884    63,019    2,414,848  1,092,306
Dividend receivable..........          --         --        --          --        --           --         --
Receivable for units sold....          --         --        --          --        --           --        290
                              -----------  ---------    ------   ---------    ------    ---------  ---------
       Total assets..........  17,698,793  4,139,443    37,587   3,050,884    63,019    2,414,848  1,092,596
                              -----------  ---------    ------   ---------    ------    ---------  ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       2,521        531         4         422         7          323        138
Payable for units
  withdrawn..................      21,948        329        --       1,776        --        1,912         --
                              -----------  ---------    ------   ---------    ------    ---------  ---------
       Total liabilities.....      24,469        860         4       2,198         7        2,235        138
                              -----------  ---------    ------   ---------    ------    ---------  ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  17,228,291  4,046,035    37,583   2,830,837    63,012    2,288,355  1,092,458
   Variable annuity
     contract owners in
     the annuitization
     period..................     446,033     92,548        --     217,849        --      124,258         --
                              -----------  ---------    ------   ---------    ------    ---------  ---------
       Net assets............ $17,674,324  4,138,583    37,583   3,048,686    63,012    2,412,613  1,092,458
                              ===========  =========    ======   =========    ======    =========  =========
Investments in
  securities at cost......... $16,064,870  3,772,333    38,525   2,973,111    55,086    2,262,001    967,778
                              ===========  =========    ======   =========    ======    =========  =========
Shares outstanding...........   2,079,764    240,386     2,569     212,309     3,151      201,742    112,958
                              ===========  =========    ======   =========    ======    =========  =========

                                  GE INVESTMENTS FUNDS, INC.
                              ---------------------------------------------




                                             INTERNATIONAL     MID-CAP
                              INCOME FUND -- EQUITY FUND -- EQUITY FUND --
                                 CLASS 1        CLASS 1        CLASS 1
                                  SHARES         SHARES         SHARES
                              -------------- -------------- --------------
ASSETS:
Investments at fair
  value (note 2b)............   1,616,511          --             --
Dividend receivable..........          --          --             --
Receivable for units sold....          70          --             --
                                ---------          --             --
       Total assets..........   1,616,581          --             --
                                ---------          --             --
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         194          --             --
Payable for units
  withdrawn..................          --          --             --
                                ---------          --             --
       Total liabilities.....         194          --             --
                                ---------          --             --
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   1,616,387          --             --
   Variable annuity
     contract owners in
     the annuitization
     period..................          --          --             --
                                ---------          --             --
       Net assets............   1,616,387          --             --
                                =========          ==             ==
Investments in
  securities at cost.........   1,615,066          --             --
                                =========          ==             ==
Shares outstanding...........     138,045          --             --
                                =========          ==             ==

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                                                                                                GENWORTH VARIABLE
                                                   GE INVESTMENTS FUNDS, INC. (CONTINUED)                        INSURANCE TRUST
                              --------------------------------------------------------------------------------- -----------------
                                     PREMIER                                                                    GENWORTH GENWORTH
                                     GROWTH  REAL ESTATE            SMALL-CAP                            U.S.   CALAMOS  DAVIS NY
                                     EQUITY  SECURITIES              EQUITY   TOTAL RETURN TOTAL RETURN EQUITY   GROWTH  VENTURE
                              MONEY  FUND --   FUND --   S&P 500(R)  FUND --    FUND --      FUND --    FUND -- FUND --  FUND --
                              MARKET CLASS 1   CLASS 1     INDEX     CLASS 1    CLASS 1      CLASS 3    CLASS 1 SERVICE  SERVICE
                               FUND  SHARES    SHARES       FUND     SHARES      SHARES       SHARES    SHARES   SHARES   SHARES
                              ------ ------- ----------- ---------- --------- ------------ ------------ ------- -------- --------
ASSETS:
Investments at fair
  value (note 2b)............  $--   924,096  4,833,268  10,942,772 2,094,585  13,232,399  110,110,931  731,854    --       --
Dividend receivable..........   --        --         --          --        --          --           --       --    --       --
Receivable for units sold....   --       385         --      15,417        --       6,796        9,506       62    --       --
                               ---   -------  ---------  ---------- ---------  ----------  -----------  -------    --       --
       Total assets..........   --   924,481  4,833,268  10,958,189 2,094,585  13,239,195  110,120,437  731,916    --       --
                               ---   -------  ---------  ---------- ---------  ----------  -----------  -------    --       --
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....   --       119        636       1,336       260       1,731       17,507       89    --       --
Payable for units
  withdrawn..................   --        --      5,054          --       730          --           --       --    --       --
                               ---   -------  ---------  ---------- ---------  ----------  -----------  -------    --       --
       Total liabilities.....   --       119      5,690       1,336       990       1,731       17,507       89    --       --
                               ---   -------  ---------  ---------- ---------  ----------  -----------  -------    --       --
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   --   924,362  4,785,741  10,956,853 2,093,595  13,085,267  106,638,919  731,827    --       --
   Variable annuity
     contract owners in
     the annuitization
     period..................   --        --     41,837          --        --     152,197    3,464,011       --    --       --
                               ---   -------  ---------  ---------- ---------  ----------  -----------  -------    --       --
       Net assets............  $--   924,362  4,827,578  10,956,853 2,093,595  13,237,464  110,102,930  731,827    --       --
                               ===   =======  =========  ========== =========  ==========  ===========  =======    ==       ==
Investments in
  securities at cost.........  $--   748,938  3,947,406   9,498,853 1,876,146  12,273,831  106,765,817  641,924    --       --
                               ===   =======  =========  ========== =========  ==========  ===========  =======    ==       ==
Shares outstanding...........   --    10,747    364,225     432,692   156,663     762,674    6,364,794   20,827    --       --
                               ===   =======  =========  ========== =========  ==========  ===========  =======    ==       ==

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012



                                          GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                              ----------------------------------------------------------------------
                                                         GENWORTH   GENWORTH
                                                         GOLDMAN   LEGG MASON              GENWORTH
                               GENWORTH     GENWORTH      SACHS    CLEARBRIDGE  GENWORTH  PYRAMIS(R)
                              EATON VANCE   ENHANCED     ENHANCED  AGGRESSIVE    PIMCO    SMALL/MID
                               LARGE CAP  INTERNATIONAL CORE BOND    GROWTH    STOCKSPLUS  CAP CORE
                              VALUE FUND   INDEX FUND   INDEX FUND   FUND --    FUND --    FUND --
                              -- SERVICE   -- SERVICE   -- SERVICE   SERVICE    SERVICE    SERVICE
                                SHARES       SHARES       SHARES     SHARES      SHARES     SHARES
                              ----------- ------------- ---------- ----------- ---------- ----------
ASSETS:
Investments at fair
  value (note 2b)............     $--          --           --         --          --         --
Dividend receivable..........      --          --           --         --          --         --
Receivable for units sold....      --          --           --         --          --         --
                                  ---          --           --         --          --         --
       Total assets..........      --          --           --         --          --         --
                                  ---          --           --         --          --         --
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....      --          --           --         --          --         --
Payable for units
  withdrawn..................      --          --           --         --          --         --
                                  ---          --           --         --          --         --
       Total liabilities.....      --          --           --         --          --         --
                                  ---          --           --         --          --         --
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................      --          --           --         --          --         --
   Variable annuity
     contract owners in
     the annuitization
     period..................      --          --           --         --          --         --
                                  ---          --           --         --          --         --
       Net assets............     $--          --           --         --          --         --
                                  ===          ==           ==         ==          ==         ==
Investments in
  securities at cost.........     $--          --           --         --          --         --
                                  ===          ==           ==         ==          ==         ==
Shares outstanding...........      --          --           --         --          --         --
                                  ===          ==           ==         ==          ==         ==

                                                                 JPMORGAN
                                   GOLDMAN SACHS VARIABLE       INSURANCE
                                      INSURANCE TRUST             TRUST
                              -------------------------------- ------------

                                                     GOLDMAN
                                 GOLDMAN              SACHS      JPMORGAN
                               SACHS LARGE  GOLDMAN   MONEY     INSURANCE
                                CAP VALUE    SACHS   MARKET     TRUST CORE
                                 FUND --    MID CAP  FUND --       BOND
                              INSTITUTIONAL  VALUE   SERVICE   PORTFOLIO --
                                 SHARES      FUND    SHARES      CLASS 1
                              ------------- ------- ---------- ------------
ASSETS:
Investments at fair
  value (note 2b)............    83,964     534,881 11,195,587  4,788,256
Dividend receivable..........        --          --         58         --
Receivable for units sold....        --          --         --      1,962
                                 ------     ------- ----------  ---------
       Total assets..........    83,964     534,881 11,195,645  4,790,218
                                 ------     ------- ----------  ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        10          65      1,447        690
Payable for units
  withdrawn..................        --          11      2,103         --
                                 ------     ------- ----------  ---------
       Total liabilities.....        10          76      3,550        690
                                 ------     ------- ----------  ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    83,954     534,805 11,192,095  4,235,139
   Variable annuity
     contract owners in
     the annuitization
     period..................        --          --         --    554,389
                                 ------     ------- ----------  ---------
       Net assets............    83,954     534,805 11,192,095  4,789,528
                                 ======     ======= ==========  =========
Investments in
  securities at cost.........    85,304     461,674 11,195,587  4,534,244
                                 ======     ======= ==========  =========
Shares outstanding...........     7,803      34,891 11,195,587    406,473
                                 ======     ======= ==========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                                                JPMORGAN INSURANCE TRUST (CONTINUED)
                              -------------------------------------------------------------------------------------------
                                             JPMORGAN      JPMORGAN     JPMORGAN                               JPMORGAN
                                JPMORGAN     INSURANCE    INSURANCE    INSURANCE     JPMORGAN     JPMORGAN    INSURANCE
                               INSURANCE       TRUST        TRUST        TRUST      INSURANCE    INSURANCE      TRUST
                              TRUST EQUITY INTERNATIONAL   INTREPID     INTREPID    TRUST MID    TRUST MID    SMALL CAP
                                 INDEX        EQUITY        GROWTH      MID CAP     CAP GROWTH   CAP VALUE       CORE
                              PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                CLASS 1       CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1
                              ------------ ------------- ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............  $1,386,680     93,464       609,923      516,417      503,282     1,194,192     273,059
Dividend receivable..........          --         --            --           --           --            --          --
Receivable for units sold....         212         --           499           --           49           159          28
                               ----------     ------       -------      -------      -------     ---------     -------
       Total assets..........   1,386,892     93,464       610,422      516,417      503,331     1,194,351     273,087
                               ----------     ------       -------      -------      -------     ---------     -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         213         12            94           77           76           154          35
Payable for units
  withdrawn..................          --         --            --          149           --            --          --
                               ----------     ------       -------      -------      -------     ---------     -------
       Total liabilities.....         213         12            94          226           76           154          35
                               ----------     ------       -------      -------      -------     ---------     -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   1,109,251     93,452       487,070      423,382      410,450     1,194,197     273,052
   Variable annuity
     contract owners in
     the annuitization
     period..................     277,428         --       123,258       92,809       92,805            --          --
                               ----------     ------       -------      -------      -------     ---------     -------
       Net assets............  $1,386,679     93,452       610,328      516,191      503,255     1,194,197     273,052
                               ==========     ======       =======      =======      =======     =========     =======
Investments in
  securities at cost.........  $1,132,796     74,048       511,422      425,073      388,454       698,594     164,804
                               ==========     ======       =======      =======      =======     =========     =======
Shares outstanding...........     111,829      8,884        34,655       29,375       27,638       146,168      16,072
                               ==========     ======       =======      =======      =======     =========     =======

                                               JANUS ASPEN SERIES
                              ---------------------------------------

                                JPMORGAN
                               INSURANCE
                               TRUST U.S.    BALANCED      BALANCED
                                 EQUITY    PORTFOLIO --  PORTFOLIO --
                              PORTFOLIO -- INSTITUTIONAL   SERVICE
                                CLASS 1       SHARES        SHARES
                              ------------ ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............  1,556,055     1,229,063    13,775,612
Dividend receivable..........         --            --            --
Receivable for units sold....        299            --        24,767
                               ---------     ---------    ----------
       Total assets..........  1,556,354     1,229,063    13,800,379
                               ---------     ---------    ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        235           141         1,997
Payable for units
  withdrawn..................         --            --            --
                               ---------     ---------    ----------
       Total liabilities.....        235           141         1,997
                               ---------     ---------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  1,278,227     1,228,922    13,108,326
   Variable annuity
     contract owners in
     the annuitization
     period..................    277,892            --       690,056
                               ---------     ---------    ----------
       Net assets............  1,556,119     1,228,922    13,798,382
                               =========     =========    ==========
Investments in
  securities at cost.........  1,246,555     1,146,122    13,213,600
                               =========     =========    ==========
Shares outstanding...........     88,212        45,236       484,715
                               =========     =========    ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                                                                  JANUS ASPEN SERIES (CONTINUED)
                              ----------------------------------------------------------------------------------------------
                                                           FLEXIBLE                                  GLOBAL
                               ENTERPRISE    ENTERPRISE      BOND          FORTY        FORTY      TECHNOLOGY      JANUS
                              PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                              INSTITUTIONAL   SERVICE    INSTITUTIONAL INSTITUTIONAL   SERVICE      SERVICE    INSTITUTIONAL
                                 SHARES        SHARES       SHARES        SHARES        SHARES       SHARES       SHARES
                              ------------- ------------ ------------- ------------- ------------ ------------ -------------
ASSETS:
Investments at fair
  value (note 2b)............   $721,858      100,210       32,992        824,196     8,781,023      8,883        395,006
Dividend receivable..........         --           --           --             --            --         --             --
Receivable for units sold....         --           --           --             --           409         --             --
                                --------      -------       ------        -------     ---------      -----        -------
       Total assets..........    721,858      100,210       32,992        824,196     8,781,432      8,883        395,006
                                --------      -------       ------        -------     ---------      -----        -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         82           11            4             93         1,178          1             45
Payable for units
  withdrawn..................         17           --           --             16            --         --             --
                                --------      -------       ------        -------     ---------      -----        -------
       Total liabilities.....         99           11            4            109         1,178          1             45
                                --------      -------       ------        -------     ---------      -----        -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    721,759      100,199       32,988        824,087     8,655,698      8,882        394,961
   Variable annuity
     contract owners in
     the annuitization
     period..................         --           --           --             --       124,556         --             --
                                --------      -------       ------        -------     ---------      -----        -------
       Net assets............   $721,759      100,199       32,988        824,087     8,780,254      8,882        394,961
                                ========      =======       ======        =======     =========      =====        =======
Investments in
  securities at cost.........   $671,468       49,969       31,384        575,632     7,143,478      5,417        404,759
                                ========      =======       ======        =======     =========      =====        =======
Shares outstanding...........     16,124        2,321        2,618         20,127       218,000      1,442         14,934
                                ========      =======       ======        =======     =========      =====        =======

                              ----------------------------------------

                                 JANUS       OVERSEAS      OVERSEAS
                              PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                                SERVICE    INSTITUTIONAL   SERVICE
                                 SHARES       SHARES        SHARES
                              ------------ ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............    61,492       286,008      382,692
Dividend receivable..........        --            --           --
Receivable for units sold....        --            --           --
                                 ------       -------      -------
       Total assets..........    61,492       286,008      382,692
                                 ------       -------      -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         8            32           49
Payable for units
  withdrawn..................        --            --            1
                                 ------       -------      -------
       Total liabilities.....         8            32           50
                                 ------       -------      -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    61,484       285,976      382,642
   Variable annuity
     contract owners in
     the annuitization
     period..................        --            --           --
                                 ------       -------      -------
       Net assets............    61,484       285,976      382,642
                                 ======       =======      =======
Investments in
  securities at cost.........    44,011       315,454      296,662
                                 ======       =======      =======
Shares outstanding...........     2,353         7,534       10,335
                                 ======       =======      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012



                                  JANUS ASPEN SERIES
                                     (CONTINUED)                     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                              -------------------------- -----------------------------------------------------------------
                                                                       LEGG MASON   LEGG MASON
                                                          LEGG MASON  CLEARBRIDGE  CLEARBRIDGE   LEGG MASON    LEGG MASON
                                                         CLEARBRIDGE    VARIABLE     VARIABLE    CLEARBRIDGE  CLEARBRIDGE
                                                           VARIABLE      EQUITY       EQUITY      VARIABLE      VARIABLE
                                WORLDWIDE    WORLDWIDE    AGGRESSIVE     INCOME       INCOME     FUNDAMENTAL   LARGE CAP
                              PORTFOLIO --  PORTFOLIO --    GROWTH      BUILDER      BUILDER    ALL CAP VALUE    VALUE
                              INSTITUTIONAL   SERVICE    PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                                 SHARES        SHARES      CLASS II     CLASS I      CLASS II      CLASS I      CLASS I
                              ------------- ------------ ------------ ------------ ------------ ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............   $422,212      176,099      400,354       1,486       525,794       287,458       35,845
Dividend receivable..........         --           --           --          --            --            --           --
Receivable for units sold....         --           --           --          --           163           362           --
                                --------      -------      -------       -----       -------       -------       ------
       Total assets..........    422,212      176,099      400,354       1,486       525,957       287,820       35,845
                                --------      -------      -------       -----       -------       -------       ------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         48           22           50          --            83            37            4
Payable for units
  withdrawn..................         --           --            1          --            --            --           --
                                --------      -------      -------       -----       -------       -------       ------
       Total liabilities.....         48           22           51          --            83            37            4
                                --------      -------      -------       -----       -------       -------       ------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    422,164      176,077      400,303       1,486       389,039       287,783       35,841
   Variable annuity
     contract owners in
     the annuitization
     period..................         --           --           --          --       136,835            --           --
                                --------      -------      -------       -----       -------       -------       ------
       Net assets............   $422,164      176,077      400,303       1,486       525,874       287,783       35,841
                                ========      =======      =======       =====       =======       =======       ======
Investments in
  securities at cost.........   $505,442      145,676      306,182       1,741       529,754       294,296       30,583
                                ========      =======      =======       =====       =======       =======       ======
Shares outstanding...........     13,735        5,808       21,250         128        45,210        13,975        2,326
                                ========      =======      =======       =====       =======       =======       ======

                               LEGG MASON
                                PARTNERS
                                VARIABLE        MFS(R) VARIABLE
                              INCOME TRUST      INSURANCE TRUST
                              ------------- -----------------------

                                                           MFS(R)
                              WESTERN ASSET    MFS(R)     INVESTORS
                                VARIABLE      INVESTORS     TRUST
                                STRATEGIC   GROWTH STOCK  SERIES --
                                  BOND        SERIES --    SERVICE
                              PORTFOLIO --  SERVICE CLASS   CLASS
                                 CLASS I       SHARES      SHARES
                              ------------- ------------- ---------
ASSETS:
Investments at fair
  value (note 2b)............    43,883        887,664     738,623
Dividend receivable..........        --             --          --
Receivable for units sold....        --            438         284
                                 ------        -------     -------
       Total assets..........    43,883        888,102     738,907
                                 ------        -------     -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         5            115          92
Payable for units
  withdrawn..................        --             --          --
                                 ------        -------     -------
       Total liabilities.....         5            115          92
                                 ------        -------     -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    43,878        887,987     738,815
   Variable annuity
     contract owners in
     the annuitization
     period..................        --             --          --
                                 ------        -------     -------
       Net assets............    43,878        887,987     738,815
                                 ======        =======     =======
Investments in
  securities at cost.........    42,243        672,040     578,921
                                 ======        =======     =======
Shares outstanding...........     4,240         74,406      32,424
                                 ======        =======     =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                               MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)
                              ---------------------------------------------- -----------
                                             MFS(R)
                                            STRATEGIC               MFS(R)
                                 MFS(R)      INCOME      MFS(R)    UTILITIES OPPENHEIMER
                              NEW DISCOVERY SERIES -- TOTAL RETURN SERIES --  BALANCED
                                SERIES --    SERVICE   SERIES --    SERVICE  FUND/VA --
                              SERVICE CLASS   CLASS     SERVICE      CLASS   NON-SERVICE
                                 SHARES      SHARES   CLASS SHARES  SHARES     SHARES
                              ------------- --------- ------------ --------- -----------
ASSETS:
Investments at fair
  value (note 2b)............   $456,265     333,962   12,436,670  3,415,738   237,137
Dividend receivable..........         --          --           --         --        --
Receivable for units sold....         52          --        2,006         --        --
                                --------     -------   ----------  ---------   -------
       Total assets..........    456,317     333,962   12,438,676  3,415,738   237,137
                                --------     -------   ----------  ---------   -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         55          44        1,908        442        27
Payable for units
  withdrawn..................         --           8           --        279         6
                                --------     -------   ----------  ---------   -------
       Total liabilities.....         55          52        1,908        721        33
                                --------     -------   ----------  ---------   -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    456,262     333,910   12,081,350  3,415,017   237,104
   Variable annuity
     contract owners in
     the annuitization
     period..................         --          --      355,418         --        --
                                --------     -------   ----------  ---------   -------
       Net assets............   $456,262     333,910   12,436,768  3,415,017   237,104
                                ========     =======   ==========  =========   =======
Investments in
  securities at cost.........   $415,194     319,959   11,637,635  2,930,648   283,336
                                ========     =======   ==========  =========   =======
Shares outstanding...........     30,397      32,392      628,115    125,164    18,941
                                ========     =======   ==========  =========   =======

                                      OPPENHEIMER VARIABLE ACCOUNT FUNDS
                              --------------------------------------------------------------

                                          OPPENHEIMER  OPPENHEIMER              OPPENHEIMER
                              OPPENHEIMER   CAPITAL      CAPITAL    OPPENHEIMER   GLOBAL
                               BALANCED   APPRECIATION APPRECIATION  CORE BOND  SECURITIES
                              FUND/VA --   FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --
                                SERVICE   NON-SERVICE    SERVICE    NON-SERVICE   SERVICE
                                SHARES       SHARES       SHARES      SHARES      SHARES
                              ----------- ------------ ------------ ----------- -----------
ASSETS:
Investments at fair
  value (note 2b)............  5,818,443    215,919     2,163,866     304,260   12,172,426
Dividend receivable..........         --         --            --          --           --
Receivable for units sold....         --         --            --          --           --
                               ---------    -------     ---------     -------   ----------
       Total assets..........  5,818,443    215,919     2,163,866     304,260   12,172,426
                               ---------    -------     ---------     -------   ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        923         25           272          35        1,618
Payable for units
  withdrawn..................        599         --           232          --       12,584
                               ---------    -------     ---------     -------   ----------
       Total liabilities.....      1,522         25           504          35       14,202
                               ---------    -------     ---------     -------   ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  5,734,845    215,894     2,163,362     304,225   12,033,327
   Variable annuity
     contract owners in
     the annuitization
     period..................     82,076         --            --          --      124,897
                               ---------    -------     ---------     -------   ----------
       Net assets............  5,816,921    215,894     2,163,362     304,225   12,158,224
                               =========    =======     =========     =======   ==========
Investments in
  securities at cost.........  6,070,306    184,123     1,769,118     362,734    9,737,760
                               =========    =======     =========     =======   ==========
Shares outstanding...........    470,367      4,792        48,452      36,835      377,440
                               =========    =======     =========     =======   ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012


                                           OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                              ------------------------------------------------------------------------- ------------
                              OPPENHEIMER                          OPPENHEIMER  OPPENHEIMER OPPENHEIMER
                                GLOBAL                             MAIN STREET   SMALL- &    SMALL- &
                               STRATEGIC  OPPENHEIMER OPPENHEIMER   SMALL- &      MID-CAP     MID-CAP    ALL ASSET
                                INCOME    HIGH INCOME MAIN STREET    MID-CAP      GROWTH      GROWTH    PORTFOLIO --
                              FUND/VA --  FUND/VA --  FUND/VA --  FUND(R)/VA -- FUND/VA --  FUND/VA --    ADVISOR
                              NON-SERVICE NON-SERVICE   SERVICE      SERVICE    NON-SERVICE   SERVICE      CLASS
                                SHARES      SHARES      SHARES       SHARES       SHARES      SHARES       SHARES
                              ----------- ----------- ----------- ------------- ----------- ----------- ------------
ASSETS:
Investments at fair
  value (note 2b)............   $37,475       --      16,430,262   16,071,109     191,945     201,207    1,561,809
Dividend receivable..........        --       --              --           --          --          --           --
Receivable for units sold....        --       --           7,146           --          --           3           --
                                -------       --      ----------   ----------     -------     -------    ---------
       Total assets..........    37,475       --      16,437,408   16,071,109     191,945     201,210    1,561,809
                                -------       --      ----------   ----------     -------     -------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         4       --           2,228        2,199          22          18          193
Payable for units
  withdrawn..................        --       --              --       17,929          25          --           26
                                -------       --      ----------   ----------     -------     -------    ---------
       Total liabilities.....         4       --           2,228       20,128          47          18          219
                                -------       --      ----------   ----------     -------     -------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    37,471       --      16,186,511   15,612,387     191,898     201,192    1,561,590
   Variable annuity
     contract owners in
     the annuitization
     period..................        --       --         248,669      438,594          --          --           --
                                -------       --      ----------   ----------     -------     -------    ---------
       Net assets............   $37,471       --      16,435,180   16,050,981     191,898     201,192    1,561,590
                                =======       ==      ==========   ==========     =======     =======    =========
Investments in
  securities at cost.........   $36,814       --      12,145,384   12,128,765     215,612     158,735    1,514,085
                                =======       ==      ==========   ==========     =======     =======    =========
Shares outstanding...........     6,609       --         690,928      805,166       3,503       3,779      136,046
                                =======       ==      ==========   ==========     =======     =======    =========

                               PIMCO VARIABLE INSURANCE TRUST
                              ---------------------------------------------
                                                              LONG-TERM
                               FOREIGN BOND                      U.S.
                                PORTFOLIO      HIGH YIELD     GOVERNMENT
                               (U.S. DOLLAR   PORTFOLIO --   PORTFOLIO --
                                HEDGED) --   ADMINISTRATIVE ADMINISTRATIVE
                              ADMINISTRATIVE     CLASS          CLASS
                               CLASS SHARES      SHARES         SHARES
                              -------------- -------------- --------------
ASSETS:
Investments at fair
  value (note 2b)............     84,442       9,027,245      5,949,304
Dividend receivable..........        150          42,301          9,340
Receivable for units sold....         62              --            630
                                  ------       ---------      ---------
       Total assets..........     84,654       9,069,546      5,959,274
                                  ------       ---------      ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         12           1,222            741
Payable for units
  withdrawn..................         --           2,714             --
                                  ------       ---------      ---------
       Total liabilities.....         12           3,936            741
                                  ------       ---------      ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................     84,642       8,921,355      5,958,533
   Variable annuity
     contract owners in
     the annuitization
     period..................         --         144,255             --
                                  ------       ---------      ---------
       Net assets............     84,642       9,065,610      5,958,533
                                  ======       =========      =========
Investments in
  securities at cost.........     79,378       8,225,946      5,586,243
                                  ======       =========      =========
Shares outstanding...........      7,819       1,120,006        481,725
                                  ======       =========      =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                                               RYDEX
                                     PIMCO VARIABLE          VARIABLE
                               INSURANCE TRUST (CONTINUED)     TRUST      THE ALGER PORTFOLIOS
                              ----------------------------- ----------- -------------------------

                               LOW DURATION   TOTAL RETURN              ALGER LARGE  ALGER SMALL
                               PORTFOLIO --   PORTFOLIO --               CAP GROWTH   CAP GROWTH
                              ADMINISTRATIVE ADMINISTRATIVE             PORTFOLIO -- PORTFOLIO --
                                  CLASS          CLASS       NASDAQ --   CLASS I-2    CLASS I-2
                                  SHARES         SHARES     100(R) FUND    SHARES       SHARES
                              -------------- -------------- ----------- ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............  $32,599,394     45,881,815     590,173     177,082      128,941
Dividend receivable..........       52,253         78,669          --          --           --
Receivable for units sold....       18,272         12,908          64          --           --
                               -----------     ----------     -------     -------      -------
       Total assets..........   32,669,919     45,973,392     590,237     177,082      128,941
                               -----------     ----------     -------     -------      -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        4,544          6,068          74          20           15
Payable for units
  withdrawn..................           --             --          --           8           --
                               -----------     ----------     -------     -------      -------
       Total liabilities.....        4,544          6,068          74          28           15
                               -----------     ----------     -------     -------      -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   31,801,042     45,596,266     590,163     177,054      128,926
   Variable annuity
     contract owners in
     the annuitization
     period..................      864,333        371,058          --          --           --
                               -----------     ----------     -------     -------      -------
       Net assets............  $32,665,375     45,967,324     590,163     177,054      128,926
                               ===========     ==========     =======     =======      =======
Investments in
  securities at cost.........  $31,252,817     43,495,007     373,818     178,757      116,555
                               ===========     ==========     =======     =======      =======
Shares outstanding...........    3,024,063      3,972,452      26,160       3,782        4,642
                               ===========     ==========     =======     =======      =======

                                                                      WELLS FARGO
                                    THE PRUDENTIAL SERIES FUND       VARIABLE TRUST
                              -------------------------------------- --------------
                                JENNISON                              WELLS FARGO
                                 20/20                    NATURAL     ADVANTAGE VT
                                 FOCUS       JENNISON    RESOURCES       OMEGA
                              PORTFOLIO -- PORTFOLIO -- PORTFOLIO --     GROWTH
                                CLASS II     CLASS II     CLASS II      FUND --
                                 SHARES       SHARES       SHARES       CLASS 2
                              ------------ ------------ ------------ --------------
ASSETS:
Investments at fair
  value (note 2b)............   967,395      110,697     4,486,256      131,642
Dividend receivable..........        --           --            --           --
Receivable for units sold....        --           --            --            2
                                -------      -------     ---------      -------
       Total assets..........   967,395      110,697     4,486,256      131,644
                                -------      -------     ---------      -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       116           14           581           17
Payable for units
  withdrawn..................       353            1         1,571           --
                                -------      -------     ---------      -------
       Total liabilities.....       469           15         2,152           17
                                -------      -------     ---------      -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   966,926      110,682     4,442,380      131,627
   Variable annuity
     contract owners in
     the annuitization
     period..................        --           --        41,724           --
                                -------      -------     ---------      -------
       Net assets............   966,926      110,682     4,484,104      131,627
                                =======      =======     =========      =======
Investments in
  securities at cost.........   838,460       82,560     5,089,162      108,978
                                =======      =======     =========      =======
Shares outstanding...........    62,132        4,179       133,878        5,238
                                =======      =======     =========      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                           Statements of Operations


                                       ---------------------
                                                    INVESCO
                                       INVESCO V.I.   V.I.
                                         CAPITAL      CORE
                                       APPRECIATION  EQUITY
                                         FUND --    FUND --
                          CONSOLIDATED   SERIES I   SERIES I
                             TOTAL        SHARES     SHARES
                          ------------ ------------ --------
                                       PERIOD FROM
                                       JANUARY 1 TO
                                        APRIL 27,
                                           2012
                                       ------------ --------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $17,957,194         --      6,482
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...  14,107,089      1,416     10,379
                          -----------     ------     ------
Net investment income
  (expense)..............   3,850,105     (1,416)    (3,897)
                          -----------     ------     ------
Net realized and
  unrealized gain (loss)
  on investments:........
   Net realized gain
     (loss)..............  12,145,545     10,104     14,003
   Change in unrealized
     appreciation
     (depreciation)......  55,646,973     28,541     68,276
   Capital gain
     distributions.......   7,973,466         --         --
                          -----------     ------     ------
Net realized and
  unrealized gain (loss)
  on investments.........  75,765,984     38,645     82,279
                          -----------     ------     ------
Increase (decrease) in
  net assets from
  operations............. $79,616,089     37,229     78,382
                          ===========     ======     ======

                            AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                          ----------------------------------------------------------------------------------------
                                                     INVESCO VAN INVESCO VAN             INVESCO VAN  INVESCO VAN
                          INVESCO V.I. INVESCO V.I.  KAMPEN V.I. KAMPEN V.I. INVESCO VAN KAMPEN V.I.  KAMPEN V.I.
                          GLOBAL REAL  INTERNATIONAL  AMERICAN    AMERICAN   KAMPEN V.I. EQUITY AND      VALUE
                             ESTATE       GROWTH      FRANCHISE   FRANCHISE   COMSTOCK     INCOME    OPPORTUNITIES
                            FUND --       FUND --      FUND --     FUND --     FUND --     FUND --      FUND --
                           SERIES II     SERIES II    SERIES I    SERIES II   SERIES II   SERIES II    SERIES II
                             SHARES       SHARES       SHARES      SHARES      SHARES      SHARES       SHARES
                          ------------ ------------- ----------- ----------- ----------- ----------- -------------



                                                    YEAR ENDED DECEMBER 31, 2012
                          ----------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     1,603        109,747         --          --       35,083      25,593       11,264
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     6,192        140,843      4,459       2,455       38,183      31,466       14,880
                             ------      ---------     ------      ------      -------     -------      -------
Net investment income
  (expense)..............    (4,589)       (31,096)    (4,459)     (2,455)      (3,100)     (5,873)      (3,616)
                             ------      ---------     ------      ------      -------     -------      -------
Net realized and
  unrealized gain (loss)
  on investments:........
   Net realized gain
     (loss)..............        18        108,056     (5,150)      9,682       41,910      10,534      (45,885)
   Change in unrealized
     appreciation
     (depreciation)......    86,335        905,862     11,386      11,286      355,054     130,040      193,386
   Capital gain
     distributions.......        --             --         --          --           --          --           --
                             ------      ---------     ------      ------      -------     -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........    86,353      1,013,918      6,236      20,968      396,964     140,574      147,501
                             ------      ---------     ------      ------      -------     -------      -------
Increase (decrease) in
  net assets from
  operations.............    81,764        982,822      1,777      18,513      393,864     134,701      143,885
                             ======      =========     ======      ======      =======     =======      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1





                                                 ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                      ----------------------------------------------------------------------------------------------------------
                      ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                       BALANCED WEALTH   GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP         SMALL CAP
                          STRATEGY           GROWTH            INCOME             VALUE            GROWTH            GROWTH
                        PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                           CLASS B           CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
                      ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                     YEAR ENDED DECEMBER 31, 2012
                      -----------------------------------------------------------------------------------------------------------
Investment income
 and expense:
 Income -- Ordinary
   dividends.........     $121,391               --             54,224            173,202              380               --
 Mortality and
   expense risk and
   administrative
   charges (note 4a).      111,143            2,938             64,782            208,782           19,920            3,336
                          --------           ------            -------          ---------          -------           ------
Net investment
 income (expense)....       10,248           (2,938)           (10,558)           (35,580)         (19,540)          (3,336)
                          --------           ------            -------          ---------          -------           ------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
   (loss)............       29,629             (271)            32,823           (264,064)          63,619            8,160
 Change in
   unrealized
   appreciation
   (depreciation)....      649,920           23,616            575,315          1,597,716          139,284           12,667
 Capital gain
   distributions.....           --               --                 --                 --               --            7,617
                          --------           ------            -------          ---------          -------           ------
Net realized and
 unrealized gain
 (loss) on
 investments.........      679,549           23,345            608,138          1,333,652          202,903           28,444
                          --------           ------            -------          ---------          -------           ------
Increase (decrease)
 in net assets from
 operations..........     $689,797           20,407            597,580          1,298,072          183,363           25,108
                          ========           ======            =======          =========          =======           ======

                         AMERICAN
                         CENTURY
                         VARIABLE           AMERICAN CENTURY
                      PORTFOLIOS II,            VARIABLE
                           INC.             PORTFOLIOS, INC.
                      -------------- ------------------------------
                                        VP
                       VP INFLATION  INCOME &      VP          VP
                        PROTECTION    GROWTH  INTERNATIONAL ULTRA(R)
                         FUND --     FUND --     FUND --    FUND --
                         CLASS II    CLASS I     CLASS I    CLASS I
                      -------------- -------- ------------- --------

                      ----------------------------------------------
Investment income
 and expense:
 Income -- Ordinary
   dividends.........    332,231      12,596       7,268         --
 Mortality and
   expense risk and
   administrative
   charges (note 4a).    237,019       9,754      15,620      5,825
                         -------      ------     -------     ------
Net investment
 income (expense)....     95,212       2,842      (8,352)    (5,825)
                         -------      ------     -------     ------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
   (loss)............    404,432        (407)        970     20,621
 Change in
   unrealized
   appreciation
   (depreciation)....    (59,497)     75,548     161,159     30,423
 Capital gain
   distributions.....    328,438          --          --         --
                         -------      ------     -------     ------
Net realized and
 unrealized gain
 (loss) on
 investments.........    673,373      75,141     162,129     51,044
                         -------      ------     -------     ------
Increase (decrease)
 in net assets from
 operations..........    768,585      77,983     153,777     45,219
                         =======      ======     =======     ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              AMERICAN
                              CENTURY
                              VARIABLE                                                              COLUMBIA FUNDS         DWS
                          PORTFOLIOS, INC.                                                        VARIABLE INSURANCE     VARIABLE
                            (CONTINUED)          BLACKROCK VARIABLE SERIES FUNDS, INC.                 TRUST I           SERIES I
                          ---------------- -------------------------------------------------  -------------------------  --------
                                                                                                             COLUMBIA
                                                                                                COLUMBIA     VARIABLE
                                           BLACKROCK   BLACKROCK    BLACKROCK     BLACKROCK     VARIABLE   PORTFOLIO --    DWS
                                             BASIC       GLOBAL     LARGE CAP       VALUE     PORTFOLIO --    MARSICO    CAPITAL
                                           VALUE V.I.  ALLOCATION     GROWTH    OPPORTUNITIES   MARSICO    INTERNATIONAL  GROWTH
                              VP VALUE      FUND --   V.I. FUND -- V.I. FUND -- V.I. FUND --     GROWTH    OPPORTUNITIES  VIP --
                              FUND --      CLASS III   CLASS III    CLASS III     CLASS III     FUND --       FUND --    CLASS B
                              CLASS I        SHARES      SHARES       SHARES       SHARES       CLASS 1       CLASS 2     SHARES
                          ---------------- ---------- ------------ ------------ ------------- ------------ ------------- --------
                                                                           YEAR ENDED DECEMBER 31, 2012
                          -------------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $ 19,067        8,985    1,187,959       1,597        1,875        17,872         63,823       413
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       15,730       10,600    1,497,919       3,455        8,080        41,469        111,856     1,188
                              --------      -------    ---------     -------       ------       -------      ---------    ------
Net investment income
  (expense)..............        3,337       (1,615)    (309,960)     (1,858)      (6,205)      (23,597)       (48,033)     (775)
                              --------      -------    ---------     -------       ------       -------      ---------    ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       (3,507)     (18,592)     313,963      48,288       (5,877)      241,482        (62,564)    1,915
   Change in unrealized
     appreciation
     (depreciation)......      120,752       96,630    6,015,278     (24,786)      68,392        91,719      1,134,404    11,129
   Capital gain
     distributions.......           --           --      267,694       9,794           --            --             --        --
                              --------      -------    ---------     -------       ------       -------      ---------    ------
Net realized and
  unrealized gain (loss)
  on investments.........      117,245       78,038    6,596,935      33,296       62,515       333,201      1,071,840    13,044
                              --------      -------    ---------     -------       ------       -------      ---------    ------
Increase (decrease) in
  net assets from
  operations.............     $120,582       76,423    6,286,975      31,438       56,310       309,604      1,023,807    12,269
                              ========      =======    =========     =======       ======       =======      =========    ======




                          DWS VARIABLE SERIES II
                          ---------------------

                             DWS
                           DREMAN
                          SMALL MID     DWS
                          CAP VALUE  LARGE CAP
                           VIP --   VALUE VIP --
                           CLASS B    CLASS B
                           SHARES      SHARES
                          --------- ------------

                          ----------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    5,914      6,170
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   11,716      6,011
                           -------     ------
Net investment income
  (expense)..............   (5,802)       159
                           -------     ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  (21,387)    (3,456)
   Change in unrealized
     appreciation
     (depreciation)......  108,363     34,480
   Capital gain
     distributions.......       --         --
                           -------     ------
Net realized and
  unrealized gain (loss)
  on investments.........   86,976     31,024
                           -------     ------
Increase (decrease) in
  net assets from
  operations.............   81,174     31,183
                           =======     ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1




                                                               EATON VANCE
                                        DREYFUS               VARIABLE TRUST                FEDERATED INSURANCE SERIES
                          ----------------------------------  -------------- ---------------------------------------------
                                                      THE
                            DREYFUS                 DREYFUS
                           INVESTMENT   DREYFUS    SOCIALLY                               FEDERATED  FEDERATED
                           PORTFOLIOS   VARIABLE  RESPONSIBLE                 FEDERATED      HIGH       HIGH
                             MIDCAP    INVESTMENT   GROWTH                     CAPITAL      INCOME     INCOME   FEDERATED
                             STOCK      FUND --      FUND,                   APPRECIATION    BOND       BOND     KAUFMANN
                          PORTFOLIO --   MONEY      INC. --         VT        FUND II --  FUND II -- FUND II -- FUND II --
                            INITIAL      MARKET     INITIAL   FLOATING-RATE    PRIMARY     PRIMARY    SERVICE    SERVICE
                             SHARES    PORTFOLIO    SHARES     INCOME FUND      SHARES      SHARES     SHARES     SHARES
                          ------------ ---------- ----------- -------------- ------------ ---------- ---------- ----------
                                                                        YEAR ENDED DECEMBER 31, 2012
                          ------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $   479          --       2,274      460,645          370        241      269,272         --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     1,535      18,536       2,734      182,463          874         45       53,738     36,048
                            -------     -------     -------      -------        -----        ---      -------    -------
Net investment income
  (expense)..............    (1,056)    (18,536)       (460)     278,182         (504)       196      215,534    (36,048)
                            -------     -------     -------      -------        -----        ---      -------    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     1,408          --      55,660       11,983          149         (7)       5,164    804,394
   Change in unrealized
     appreciation
     (depreciation)......    15,706          --     (32,325)      98,199        1,449        198      206,718    (37,205)
   Capital gain
     distributions.......        --          --          --      138,548        3,771         --           --         --
                            -------     -------     -------      -------        -----        ---      -------    -------
Net realized and
  unrealized gain (loss)
  on investments.........    17,114          --      23,335      248,730        5,369        191      211,882    767,189
                            -------     -------     -------      -------        -----        ---      -------    -------
Increase (decrease) in
  net assets from
  operations.............   $16,058     (18,536)     22,875      526,912        4,865        387      427,416    731,141
                            =======     =======     =======      =======        =====        ===      =======    =======

                                     FIDELITY(R)
                                       VARIABLE
                                      INSURANCE
                                       PRODUCTS
                                         FUND
                          ---------- ------------




                                      VIP ASSET
                          FEDERATED  MANAGER/SM/
                           MANAGED   PORTFOLIO --
                          VOLATILITY   INITIAL
                           FUND II      CLASS
                          ---------- ------------

                          -----------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    2,888       1,639
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    1,330       2,204
                            ------      ------
Net investment income
  (expense)..............    1,558        (565)
                            ------      ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (1,452)      2,184
   Change in unrealized
     appreciation
     (depreciation)......    4,594      14,930
   Capital gain
     distributions.......    5,799         785
                            ------      ------
Net realized and
  unrealized gain (loss)
  on investments.........    8,941      17,899
                            ------      ------
Increase (decrease) in
  net assets from
  operations.............   10,499      17,334
                            ======      ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          ------------------------------------------------------------------------------  ------------
                                                                                    VIP
                                                                                  DYNAMIC        VIP          VIP
                           VIP ASSET       VIP           VIP           VIP        CAPITAL      EQUITY-      EQUITY-
                          MANAGER/SM/    BALANCED   CONTRAFUND(R) CONTRAFUND(R) APPRECIATION    INCOME       INCOME
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            SERVICE      SERVICE       INITIAL       SERVICE      SERVICE      INITIAL      SERVICE
                            CLASS 2      CLASS 2        CLASS        CLASS 2      CLASS 2       CLASS       CLASS 2
                          ------------ ------------ ------------- ------------- ------------ ------------ ------------
                                                                              YEAR ENDED DECEMBER 31, 2012
                          --------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 1,781       169,423       11,271        488,816       1,308        8,967       517,525
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     4,023       219,727       13,009        714,756       4,332        4,672       292,649
                            -------     ---------      -------      ---------      ------      -------     ---------
Net investment income
  (expense)..............    (2,242)      (50,304)      (1,738)      (225,940)     (3,024)       4,295       224,876
                            -------     ---------      -------      ---------      ------      -------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    43,085       132,353        3,637        458,591      (1,097)     (15,335)       66,270
   Change in unrealized
     appreciation
     (depreciation)......     1,103       721,143      126,242      4,516,264      60,305       42,289       630,808
   Capital gain
     distributions.......     1,037       579,018           --             --          --       21,350     1,178,368
                            -------     ---------      -------      ---------      ------      -------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........    45,225     1,432,514      129,879      4,974,855      59,208       48,304     1,875,446
                            -------     ---------      -------      ---------      ------      -------     ---------
Increase (decrease) in
  net assets from
  operations.............   $42,983     1,382,210      128,141      4,748,915      56,184       52,599     2,100,322
                            =======     =========      =======      =========      ======      =======     =========

                          ----------------------------------------

                              VIP          VIP           VIP
                            GROWTH &     GROWTH &      GROWTH
                             INCOME       INCOME    OPPORTUNITIES
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            INITIAL      SERVICE       INITIAL
                             CLASS       CLASS 2        CLASS
                          ------------ ------------ -------------

                          ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     4,336       20,510          500
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     2,850       17,607        1,799
                             ------      -------       ------
Net investment income
  (expense)..............     1,486        2,903       (1,299)
                             ------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     1,025       41,696        3,652
   Change in unrealized
     appreciation
     (depreciation)......    29,397      139,508       19,478
   Capital gain
     distributions.......        93          493           --
                             ------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments.........    30,515      181,697       23,130
                             ------      -------       ------
Increase (decrease) in
  net assets from
  operations.............    32,001      184,600       21,831
                             ======      =======       ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1




                          -------------


                           VIP GROWTH
                          OPPORTUNITIES
                          PORTFOLIO --
                             SERVICE
                             CLASS 2
                          -------------
                           PERIOD FROM
                          JANUARY 27 TO
                          DECEMBER 31,
                              2012
                          -------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $  6,011
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     63,127
                            --------
Net investment income
  (expense)..............    (57,116)
                            --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     57,645
   Change in unrealized
     appreciation
     (depreciation)......    288,651
   Capital gain
     distributions.......         --
                            --------
Net realized and
  unrealized gain (loss)
  on investments.........    346,296
                            --------
Increase (decrease) in
  net assets from
  operations.............   $289,180
                            ========


                                     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          -------------------------------------------------------------------------------------------

                                                                      VIP
                              VIP          VIP       VIP GROWTH    INVESTMENT      VIP          VIP       VIP VALUE
                             GROWTH       GROWTH        STOCK      GRADE BOND    MID CAP      OVERSEAS    STRATEGIES
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            INITIAL      SERVICE       SERVICE      SERVICE      SERVICE      INITIAL      SERVICE
                             CLASS       CLASS 2       CLASS 2      CLASS 2      CLASS 2       CLASS       CLASS 2
                          ------------ ------------ ------------- ------------ ------------ ------------ ------------
                                                     PERIOD FROM
                                                    JANUARY 27 TO
                                 YEAR ENDED         DECEMBER 31,
                              DECEMBER 31, 2012         2012                            YEAR ENDED DECEMBER 31, 2012
                          ------------------------  ------------- ---------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     2,075        3,559        40,549      457,641        73,348       3,311          823
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     5,154       15,396       100,979      346,331       303,653       2,340        3,774
                             ------      -------       -------      -------     ---------      ------      -------
Net investment income
  (expense)..............    (3,079)     (11,837)      (60,430)     111,310      (230,305)        971       (2,951)
                             ------      -------       -------      -------     ---------      ------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     4,798       63,835        80,551       83,665       218,889      (5,149)     (16,562)
   Change in unrealized
     appreciation
     (depreciation)......    48,157       70,832       523,234      (84,433)       80,733      33,626       74,394
   Capital gain
     distributions.......        --           --            --      586,400     1,509,970         570           --
                             ------      -------       -------      -------     ---------      ------      -------
Net realized and
  unrealized gain (loss)
  on investments.........    52,955      134,667       603,785      585,632     1,809,592      29,047       57,832
                             ------      -------       -------      -------     ---------      ------      -------
Increase (decrease) in
  net assets from
  operations.............    49,876      122,830       543,355      696,942     1,579,287      30,018       54,881
                             ======      =======       =======      =======     =========      ======      =======

                           FRANKLIN TEMPLETON
                           VARIABLE INSURANCE
                             PRODUCTS TRUST
                          --------------------
                                      FRANKLIN
                           FRANKLIN  LARGE CAP
                            INCOME     GROWTH
                          SECURITIES SECURITIES
                           FUND --    FUND --
                           CLASS 2    CLASS 2
                            SHARES     SHARES
                          ---------- ----------




                          ---------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... 5,967,382     3,822
   Mortality and expense
     risk and
     administrative
     charges (note 4a)... 1,797,054     7,221
                          ---------    ------
Net investment income
  (expense).............. 4,170,328    (3,399)
                          ---------    ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  (701,985)    3,467
   Change in unrealized
     appreciation
     (depreciation)...... 5,773,884    45,137
   Capital gain
     distributions.......        --        --
                          ---------    ------
Net realized and
  unrealized gain (loss)
  on investments......... 5,071,899    48,604
                          ---------    ------
Increase (decrease) in
  net assets from
  operations............. 9,242,227    45,205
                          =========    ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                           FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                          ------------------------------------------------------------------
                            FRANKLIN
                           TEMPLETON                                    TEMPLETON
                          VIP FOUNDING   MUTUAL   TEMPLETON  TEMPLETON    GLOBAL   TEMPLETON
                             FUNDS       SHARES    FOREIGN    FOREIGN      BOND      GROWTH
                           ALLOCATION  SECURITIES SECURITIES SECURITIES SECURITIES SECURITIES
                            FUND --     FUND --    FUND --    FUND --    FUND --    FUND --
                            CLASS 2     CLASS 2    CLASS 1    CLASS 2    CLASS 1    CLASS 2
                             SHARES      SHARES     SHARES     SHARES     SHARES     SHARES
                          ------------ ---------- ---------- ---------- ---------- ----------



                                                       YEAR ENDED DECEMBER 31, 2012
                          -------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $  491,717     85,893    1,280      89,537     3,881      48,985
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     309,888     77,725      559      49,896       881      38,894
                           ----------   --------    -----     -------     -----     -------
Net investment income
  (expense)..............     181,829      8,168      721      39,641     3,000      10,091
                           ----------   --------    -----     -------     -----     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      53,304    841,560     (518)    (31,536)    1,703     (49,657)
   Change in unrealized
     appreciation
     (depreciation)......   1,953,844   (138,805)   6,045     420,235     3,330     456,457
   Capital gain
     distributions.......          --         --       --          --        94          --
                           ----------   --------    -----     -------     -----     -------
Net realized and
  unrealized gain (loss)
  on investments.........   2,007,148    702,755    5,527     388,699     5,127     406,800
                           ----------   --------    -----     -------     -----     -------
Increase (decrease) in
  net assets from
  operations.............  $2,188,977    710,923    6,248     428,340     8,127     416,891
                           ==========   ========    =====     =======     =====     =======

                                   GE INVESTMENTS FUNDS, INC.
                          --------------------------------------------



                          CORE VALUE         INTERNATIONAL   MID-CAP
                            EQUITY   INCOME     EQUITY        EQUITY
                           FUND --   FUND --    FUND --      FUND --
                           CLASS 1   CLASS 1    CLASS 1      CLASS 1
                            SHARES   SHARES     SHARES        SHARES
                          ---------- ------- ------------- ------------
                                              PERIOD FROM  PERIOD FROM
                                             JANUARY 1 TO  JANUARY 1 TO
                                               APRIL 30,    AUGUST 3,
                                                 2012          2012
                          -------------------------------- ------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   13,045   38,551          --           --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   17,082   27,468         277       20,318
                           -------   ------     -------      -------
Net investment income
  (expense)..............   (4,037)  11,083        (277)     (20,318)
                           -------   ------     -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   11,211      669     (47,347)      98,329
   Change in unrealized
     appreciation
     (depreciation)......  113,578   57,805      52,032       90,748
   Capital gain
     distributions.......       --       --          --           --
                           -------   ------     -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........  124,789   58,474       4,685      189,077
                           -------   ------     -------      -------
Increase (decrease) in
  net assets from
  operations.............  120,752   69,557       4,408      168,759
                           =======   ======     =======      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                                                    GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          ------------------------------------------------------------------------------------------
                                       PREMIER     REAL
                                       GROWTH     ESTATE              SMALL-CAP
                                       EQUITY   SECURITIES             EQUITY   TOTAL RETURN TOTAL RETURN U.S. EQUITY
                             MONEY     FUND --   FUND --               FUND --    FUND --      FUND --      FUND --
                             MARKET    CLASS 1   CLASS 1   S&P 500(R)  CLASS 1    CLASS 1      CLASS 3      CLASS 1
                              FUND     SHARES     SHARES   INDEX FUND  SHARES      SHARES       SHARES      SHARES
                          ------------ -------  ---------- ---------- --------- ------------ ------------ -----------
                          PERIOD FROM
                          JANUARY 1 TO
                           AUGUST 3,
                              2012                              YEAR ENDED DECEMBER 31, 2012
                          ------------ -----------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $      --     8,302    90,919     220,291       186     205,644     1,464,260      9,356
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    107,468    14,608    77,780     175,082    35,894     222,134     2,197,262     12,554
                           ---------   -------   -------   ---------   -------   ---------    ----------    -------
Net investment income
  (expense)..............   (107,468)   (6,306)   13,139      45,209   (35,708)    (16,490)     (733,002)    (3,198)
                           ---------   -------   -------   ---------   -------   ---------    ----------    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............         --    12,521   253,625     437,211   103,173     153,809       (39,132)    20,880
   Change in unrealized
     appreciation
     (depreciation)......         --   148,399   368,272   1,045,458    18,686   1,305,200    11,508,574     92,651
   Capital gain
     distributions.......         --        --        --          --   190,353          --            --         --
                           ---------   -------   -------   ---------   -------   ---------    ----------    -------
Net realized and
  unrealized gain (loss)
  on investments.........         --   160,920   621,897   1,482,669   312,212   1,459,009    11,469,442    113,531
                           ---------   -------   -------   ---------   -------   ---------    ----------    -------
Increase (decrease) in
  net assets from
  operations.............  $(107,468)  154,614   635,036   1,527,878   276,504   1,442,519    10,736,440    110,333
                           =========   =======   =======   =========   =======   =========    ==========    =======

                          GENWORTH VARIABLE
                           INSURANCE TRUST
                          ----------------
                          GENWORTH GENWORTH
                          CALAMOS  DAVIS NY
                           GROWTH  VENTURE
                          FUND --  FUND --
                          SERVICE  SERVICE
                           SHARES   SHARES
                          -------- --------
                             PERIOD FROM
                            JANUARY 1 TO
                             JANUARY 27,
                                2012
                          ----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      --       --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   3,207      723
                          -------  -------
Net investment income
  (expense)..............  (3,207)    (723)
                          -------  -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss).............. 153,385   82,869
   Change in unrealized
     appreciation
     (depreciation)......  (3,942) (51,982)
   Capital gain
     distributions.......      --       --
                          -------  -------
Net realized and
  unrealized gain (loss)
  on investments......... 149,443   30,887
                          -------  -------
Increase (decrease) in
  net assets from
  operations............. 146,236   30,164
                          =======  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1



                                      GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                          --------------------------------------------------------------------
                                                    GENWORTH
                                                    GOLDMAN
                                                     SACHS     GENWORTH
                                                    ENHANCED  LEGG MASON              GENWORTH
                           GENWORTH     GENWORTH      CORE    CLEARBRIDGE  GENWORTH  PYRAMIS(R)
                          EATON VANCE   ENHANCED      BOND    AGGRESSIVE    PIMCO    SMALL/MID
                           LARGE CAP  INTERNATIONAL  INDEX      GROWTH    STOCKSPLUS  CAP CORE
                          VALUE FUND   INDEX FUND   FUND --     FUND --    FUND --    FUND --
                          -- SERVICE   -- SERVICE   SERVICE     SERVICE    SERVICE    SERVICE
                            SHARES       SHARES      SHARES     SHARES      SHARES     SHARES
                          ----------- ------------- --------  ----------- ---------- ----------



                                        PERIOD FROM JANUARY 1 TO JANUARY 27, 2012
                          --------------------------------------------------------------------
Investment income and
  expense:
   Income - Ordinary
     dividends...........  $      --          --          --         --          --         --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      9,084         542      28,243      8,400      32,730      8,272
                           ---------     -------    --------    -------   ---------   --------
Net investment income
  (expense)..............     (9,084)       (542)    (28,243)    (8,400)    (32,730)    (8,272)
                           ---------     -------    --------    -------   ---------   --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    498,728     (34,149)    (58,843)   438,433      17,025   (336,397)
   Change in unrealized
     appreciation
     (depreciation)......   (233,803)     39,767    (193,131)    (8,978)  1,031,712    684,007
   Capital gain
     distributions.......         --          --          --         --          --         --
                           ---------     -------    --------    -------   ---------   --------
Net realized and
  unrealized gain (loss)
  on investments.........    264,925       5,618    (251,974)   429,455   1,048,737    347,610
                           ---------     -------    --------    -------   ---------   --------
Increase (decrease) in
  net assets from
  operations.............  $ 255,841       5,076    (280,217)   421,055   1,016,007    339,338
                           =========     =======    ========    =======   =========   ========

                                                                JPMORGAN
                                GOLDMAN SACHS VARIABLE         INSURANCE
                                    INSURANCE TRUST              TRUST
                          ----------------------------------  ------------



                             GOLDMAN               GOLDMAN
                              SACHS                 SACHS       JPMORGAN
                            LARGE CAP   GOLDMAN     MONEY      INSURANCE
                              VALUE      SACHS      MARKET     TRUST CORE
                             FUND --    MID CAP    FUND --        BOND
                          INSTITUTIONAL  VALUE     SERVICE    PORTFOLIO --
                             SHARES      FUND       SHARES      CLASS 1
                          ------------- -------  ------------ ------------
                                                 PERIOD FROM
                                                 AUGUST 3 TO   YEAR ENDED
                                YEAR ENDED       DECEMBER 31, DECEMBER 31,
                            DECEMBER 31, 2012        2012         2012
                          ---------------------  ------------ ------------
Investment income and
  expense:
   Income - Ordinary
     dividends...........     1,156       6,085        281      229,192
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     1,220       9,128     73,939       86,626
                             ------     -------    -------      -------
Net investment income
  (expense)..............       (64)     (3,043)   (73,658)     142,566
                             ------     -------    -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      (166)     13,166         --       70,599
   Change in unrealized
     appreciation
     (depreciation)......    12,045      87,990         --      (41,459)
   Capital gain
     distributions.......     2,042          --         --           --
                             ------     -------    -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........    13,921     101,156         --       29,140
                             ------     -------    -------      -------
Increase (decrease) in
  net assets from
  operations.............    13,857      98,113    (73,658)     171,706
                             ======     =======    =======      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                            JPMORGAN INSURANCE TRUST (CONTINUED)
                          -------------------------------------------------------------------------------------------
                            JPMORGAN     JPMORGAN      JPMORGAN     JPMORGAN     JPMORGAN                  JPMORGAN
                           INSURANCE     INSURANCE    INSURANCE    INSURANCE    INSURANCE     JPMORGAN    INSURANCE
                             TRUST         TRUST        TRUST        TRUST      TRUST MID    INSURANCE      TRUST
                             EQUITY    INTERNATIONAL   INTREPID     INTREPID       CAP       TRUST MID    SMALL CAP
                             INDEX        EQUITY        GROWTH      MID CAP       GROWTH     CAP VALUE       CORE
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            CLASS 1       CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1
                          ------------ ------------- ------------ ------------ ------------ ------------ ------------
                                                                             YEAR ENDED DECEMBER 31, 2012
                          -------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 25,192       2,157         4,200        4,003           --       13,753          571
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     26,922       1,478        11,345        9,458        9,307       19,981        4,396
                            --------      ------        ------       ------       ------      -------       ------
Net investment income
  (expense)..............     (1,730)        679        (7,145)      (5,455)      (9,307)      (6,228)      (3,825)
                            --------      ------        ------       ------       ------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     91,028       1,093        14,149       11,150       20,534      142,985       16,202
   Change in unrealized
     appreciation
     (depreciation)......    105,844      13,428        64,013       62,113       50,229       78,243       32,177
   Capital gain
     distributions.......         --          --            --           --        5,771           --           --
                            --------      ------        ------       ------       ------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments.........    196,872      14,521        78,162       73,263       76,534      221,228       48,379
                            --------      ------        ------       ------       ------      -------       ------
Increase (decrease) in
  net assets from
  operations.............   $195,142      15,200        71,017       67,808       67,227      215,000       44,554
                            ========      ======        ======       ======       ======      =======       ======

                                           JANUS ASPEN SERIES
                          ------------ --------------------------

                            JPMORGAN
                           INSURANCE
                           TRUST U.S.    BALANCED      BALANCED
                             EQUITY    PORTFOLIO --  PORTFOLIO --
                          PORTFOLIO -- INSTITUTIONAL   SERVICE
                            CLASS 1       SHARES        SHARES
                          ------------ ------------- ------------

                          ----------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    23,242        35,255       345,253
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    29,814        17,683       249,588
                            -------       -------     ---------
Net investment income
  (expense)..............    (6,572)       17,572        95,665
                            -------       -------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   103,428        13,006       158,485
   Change in unrealized
     appreciation
     (depreciation)......   154,013        20,670       348,764
   Capital gain
     distributions.......        --        91,373       940,734
                            -------       -------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........   257,441       125,049     1,447,983
                            -------       -------     ---------
Increase (decrease) in
  net assets from
  operations.............   250,869       142,621     1,543,648
                            =======       =======     =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                              JANUS ASPEN SERIES (CONTINUED)
                          ----------------------------------------------------------------------------------------------
                                                       FLEXIBLE                                  GLOBAL
                           ENTERPRISE    ENTERPRISE      BOND          FORTY        FORTY      TECHNOLOGY      JANUS
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                          INSTITUTIONAL   SERVICE    INSTITUTIONAL INSTITUTIONAL   SERVICE      SERVICE    INSTITUTIONAL
                             SHARES        SHARES       SHARES        SHARES        SHARES       SHARES       SHARES
                          ------------- ------------ ------------- ------------- ------------ ------------ -------------
                                                                               YEAR ENDED DECEMBER 31, 2012
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $     --           --        1,427          5,958        50,418         --         2,206
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     10,472        1,507          642         12,387       148,995        158         5,755
                            --------       ------        -----        -------     ---------      -----        ------
Net investment income
  (expense)..............    (10,472)      (1,507)         785         (6,429)      (98,577)      (158)       (3,549)
                            --------       ------        -----        -------     ---------      -----        ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      1,768        4,238        1,618         57,354       340,228      1,016        (3,240)
   Change in unrealized
     appreciation
     (depreciation)......    115,679       11,291          (48)       129,437     1,464,893        722        64,350
   Capital gain
     distributions.......         --           --          869             --            --         --         6,864
                            --------       ------        -----        -------     ---------      -----        ------
Net realized and
  unrealized gain (loss)
  on investments.........    117,447       15,529        2,439        186,791     1,805,121      1,738        67,974
                            --------       ------        -----        -------     ---------      -----        ------
Increase (decrease) in
  net assets from
  operations.............   $106,975       14,022        3,224        180,362     1,706,544      1,580        64,425
                            ========       ======        =====        =======     =========      =====        ======

                          ---------------------------------------

                             JANUS       OVERSEAS      OVERSEAS
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                            SERVICE    INSTITUTIONAL   SERVICE
                             SHARES       SHARES        SHARES
                          ------------ ------------- ------------

                          ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........       273         2,183        2,446
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     1,077         4,608        6,749
                             ------       -------      -------
Net investment income
  (expense)..............      (804)       (2,425)      (4,303)
                             ------       -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     4,944       (11,141)      63,033
   Change in unrealized
     appreciation
     (depreciation)......     5,395        18,488      (43,183)
   Capital gain
     distributions.......     1,054        34,917       44,496
                             ------       -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........    11,393        42,264       64,346
                             ------       -------      -------
Increase (decrease) in
  net assets from
  operations.............    10,589        39,839       60,043
                             ======       =======      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1



                              JANUS ASPEN SERIES
                                 (CONTINUED)                     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                          -------------------------  -----------------------------------------------------------------
                                                                   LEGG MASON   LEGG MASON
                                                      LEGG MASON  CLEARBRIDGE  CLEARBRIDGE   LEGG MASON    LEGG MASON
                                                     CLEARBRIDGE    VARIABLE     VARIABLE    CLEARBRIDGE  CLEARBRIDGE
                                                       VARIABLE      EQUITY       EQUITY      VARIABLE      VARIABLE
                            WORLDWIDE    WORLDWIDE    AGGRESSIVE     INCOME       INCOME     FUNDAMENTAL   LARGE CAP
                          PORTFOLIO --  PORTFOLIO --    GROWTH      BUILDER      BUILDER    ALL CAP VALUE    VALUE
                          INSTITUTIONAL   SERVICE    PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                             SHARES        SHARES      CLASS II     CLASS I      CLASS II      CLASS I      CLASS I
                          ------------- ------------ ------------ ------------ ------------ ------------- ------------
                                                                             YEAR ENDED DECEMBER 31, 2012
                          --------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $  3,579        1,355          582          46        14,727        4,795          811
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      5,988        2,671        7,758          44        10,753        4,674          517
                            --------       ------       ------       -----       -------       ------        -----
Net investment income
  (expense)..............     (2,409)      (1,316)      (7,176)          2         3,974          121          294
                            --------       ------       ------       -----       -------       ------        -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (24,970)       3,405       66,982        (994)      (11,170)      (4,496)         547
   Change in unrealized
     appreciation
     (depreciation)......    100,914       27,330        3,958       1,492        68,521       40,599        4,120
   Capital gain
     distributions.......         --           --       15,248          --            --           --           35
                            --------       ------       ------       -----       -------       ------        -----
Net realized and
  unrealized gain (loss)
  on investments.........     75,944       30,735       86,188         498        57,351       36,103        4,702
                            --------       ------       ------       -----       -------       ------        -----
Increase (decrease) in
  net assets from
  operations.............   $ 73,535       29,419       79,012         500        61,325       36,224        4,996
                            ========       ======       ======       =====       =======       ======        =====

                           LEGG MASON
                            PARTNERS
                            VARIABLE        MFS(R) VARIABLE
                          INCOME TRUST      INSURANCE TRUST
                          ------------- ----------------------

                                                       MFS(R)
                          WESTERN ASSET    MFS(R)     INVESTORS
                            VARIABLE      INVESTORS     TRUST
                            STRATEGIC   GROWTH STOCK  SERIES --
                              BOND        SERIES --    SERVICE
                          PORTFOLIO --  SERVICE CLASS   CLASS
                             CLASS I       SHARES      SHARES
                          ------------- ------------- ---------

                          -------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     1,182          2,077       6,687
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       629         16,010      13,812
                              -----        -------     -------
Net investment income
  (expense)..............       553        (13,933)     (7,125)
                              -----        -------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       125         77,234      60,286
   Change in unrealized
     appreciation
     (depreciation)......     2,022         30,586      88,767
   Capital gain
     distributions.......        --         45,778          --
                              -----        -------     -------
Net realized and
  unrealized gain (loss)
  on investments.........     2,147        153,598     149,053
                              -----        -------     -------
Increase (decrease) in
  net assets from
  operations.............     2,700        139,665     141,928
                              =====        =======     =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                          MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)
                          -------------------------------------------
                                         MFS(R)    MFS(R)
                             MFS(R)     STRATEGIC   TOTAL    MFS(R)
                               NEW       INCOME    RETURN   UTILITIES
                            DISCOVERY   SERIES -- SERIES -- SERIES --
                            SERIES --    SERVICE   SERVICE   SERVICE
                          SERVICE CLASS   CLASS     CLASS     CLASS
                             SHARES      SHARES    SHARES    SHARES
                          ------------- --------- --------- ---------

                          -------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $    --     20,277     315,618  218,286
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      7,555      5,680     239,446   55,394
                             -------     ------   ---------  -------
Net investment income
  (expense)..............     (7,555)    14,597      76,172  162,892
                             -------     ------   ---------  -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      9,740      2,283     103,026   89,613
   Change in unrealized
     appreciation
     (depreciation)......     37,793     13,688     890,012  120,854
   Capital gain
     distributions.......     43,842         --          --       --
                             -------     ------   ---------  -------
Net realized and
  unrealized gain (loss)
  on investments.........     91,375     15,971     993,038  210,467
                             -------     ------   ---------  -------
Increase (decrease) in
  net assets from
  operations.............    $83,820     30,568   1,069,210  373,359
                             =======     ======   =========  =======

                                             OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          -------------------------------------------------------------------------

                                                  OPPENHEIMER  OPPENHEIMER              OPPENHEIMER
                          OPPENHEIMER OPPENHEIMER   CAPITAL      CAPITAL    OPPENHEIMER   GLOBAL
                           BALANCED    BALANCED   APPRECIATION APPRECIATION  CORE BOND  SECURITIES
                          FUND/VA --  FUND/VA --   FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --
                          NON-SERVICE   SERVICE   NON-SERVICE    SERVICE    NON-SERVICE   SERVICE
                            SHARES      SHARES       SHARES       SHARES      SHARES      SHARES
                          ----------- ----------- ------------ ------------ ----------- -----------
                           YEAR ENDED DECEMBER 31, 2012
                          --------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     3,413      69,865       1,455        9,222       16,327      239,662
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     3,470     116,038       3,167       37,054        4,610      199,631
                            -------     -------      ------      -------      -------    ---------
Net investment income
  (expense)..............       (57)    (46,173)     (1,712)     (27,832)      11,717       40,031
                            -------     -------      ------      -------      -------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (10,172)    (98,849)      4,942      101,559      (15,013)     463,499
   Change in unrealized
     appreciation
     (depreciation)......    35,107     715,140      23,808      205,105       30,950    1,652,231
   Capital gain
     distributions.......        --          --          --           --           --           --
                            -------     -------      ------      -------      -------    ---------
Net realized and
  unrealized gain (loss)
  on investments.........    24,935     616,291      28,750      306,664       15,937    2,115,730
                            -------     -------      ------      -------      -------    ---------
Increase (decrease) in
  net assets from
  operations.............    24,878     570,118      27,038      278,832       27,654    2,155,761
                            =======     =======      ======      =======      =======    =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                         OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                          ----------------------------------------------------------------
                           OPPENHEIMER                            OPPENHEIMER  OPPENHEIMER
                             GLOBAL                               MAIN STREET   SMALL- &
                            STRATEGIC   OPPENHEIMER  OPPENHEIMER   SMALL- &      MID-CAP
                             INCOME     HIGH INCOME  MAIN STREET    MID-CAP      GROWTH
                           FUND/VA --    FUND/VA --  FUND/VA --  FUND(R)/VA -- FUND/VA --
                           NON-SERVICE  NON-SERVICE    SERVICE      SERVICE    NON-SERVICE
                             SHARES        SHARES      SHARES       SHARES       SHARES
                          ------------- ------------ ----------- ------------- -----------
                           PERIOD FROM  PERIOD FROM
                          OCTOBER 26 TO JANUARY 1 TO
                          DECEMBER 31,  OCTOBER 26,
                              2012          2012
                          ------------- ------------ -------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $ --          6,880       110,543       53,493         --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       97            474       297,524      273,600      2,832
                              ----        -------     ---------    ---------     ------
Net investment income
  (expense)..............      (97)         6,406      (186,981)    (220,107)    (2,832)
                              ----        -------     ---------    ---------     ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       (2)       (83,918)    3,269,486      809,054     (6,124)
   Change in unrealized
     appreciation
     (depreciation)......      661         82,080      (249,503)   1,798,836     38,694
   Capital gain
     distributions.......       --             --            --           --         --
                              ----        -------     ---------    ---------     ------
Net realized and
  unrealized gain (loss)
  on investments.........      659         (1,838)    3,019,983    2,607,890     32,570
                              ----        -------     ---------    ---------     ------
Increase (decrease) in
  net assets from
  operations.............     $562          4,568     2,833,002    2,387,783     29,738
                              ====        =======     =========    =========     ======

                                                    PIMCO VARIABLE INSURANCE TRUST
                          ----------- ---------------------------------------------------------
                          OPPENHEIMER               FOREIGN BOND
                           SMALL- &                  PORTFOLIO                      LONG-TERM
                            MID-CAP    ALL ASSET    (U.S. DOLLAR    HIGH YIELD   U.S. GOVERNMENT
                            GROWTH    PORTFOLIO --   HEDGED) --    PORTFOLIO --   PORTFOLIO --
                          FUND/VA --    ADVISOR    ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE
                            SERVICE      CLASS         CLASS          CLASS           CLASS
                            SHARES       SHARES        SHARES         SHARES         SHARES
                          ----------- ------------ -------------- -------------- ---------------



                             YEAR ENDED DECEMBER 31, 2012
                          ----------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........       --       77,695        2,302          532,344        135,552
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    3,406       25,135        1,677          152,361         99,332
                            ------      -------        -----        ---------       --------
Net investment income
  (expense)..............   (3,406)      52,560          625          379,983         36,220
                            ------      -------        -----        ---------       --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    5,996          342        2,168          224,263        228,063
   Change in unrealized
     appreciation
     (depreciation)......   25,579      150,799        2,820          510,508       (671,523)
   Capital gain
     distributions.......       --           --        3,122               --        581,492
                            ------      -------        -----        ---------       --------
Net realized and
  unrealized gain (loss)
  on investments.........   31,575      151,141        8,110          734,771        138,032
                            ------      -------        -----        ---------       --------
Increase (decrease) in
  net assets from
  operations.............   28,169      203,701        8,735        1,114,754        174,252
                            ======      =======        =====        =========       ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                           RYDEX
                            PIMCO VARIABLE INSURANCE     VARIABLE
                                TRUST (CONTINUED)          TRUST
                          ----------------------------- -----------

                           LOW DURATION   TOTAL RETURN
                           PORTFOLIO --   PORTFOLIO --
                          ADMINISTRATIVE ADMINISTRATIVE
                              CLASS          CLASS       NASDAQ --
                              SHARES         SHARES     100(R) FUND
                          -------------- -------------- -----------

                          -----------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $  637,427     1,216,280          --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      566,488       763,642       9,249
                            ----------     ---------      ------
Net investment income
  (expense)..............       70,939       452,638      (9,249)
                            ----------     ---------      ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      244,014       617,309      21,259
   Change in unrealized
     appreciation
     (depreciation)......    1,029,795     1,656,884      63,835
   Capital gain
     distributions.......           --       860,837          --
                            ----------     ---------      ------
Net realized and
  unrealized gain (loss)
  on investments.........    1,273,809     3,135,030      85,094
                            ----------     ---------      ------
Increase (decrease) in
  net assets from
  operations.............   $1,344,748     3,587,668      75,845
                            ==========     =========      ======

                                                                                               WELLS FARGO
                            THE ALGER PORTFOLIOS           THE PRUDENTIAL SERIES FUND         VARIABLE TRUST
                          ------------------------  ----------------------------------------  --------------
                             ALGER        ALGER       JENNISON                                 WELLS FARGO
                           LARGE CAP    SMALL CAP      20/20                       NATURAL      ADVANTAGE
                             GROWTH       GROWTH       FOCUS                      RESOURCES      VT OMEGA
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --    JENNISON     PORTFOLIO --     GROWTH
                           CLASS I-2    CLASS I-2     CLASS II    PORTFOLIO --     CLASS II      FUND --
                             SHARES       SHARES       SHARES    CLASS II SHARES    SHARES       CLASS 2
                          ------------ ------------ ------------ --------------- ------------ --------------
                                 YEAR ENDED DECEMBER 31, 2012
                          ----------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     2,109           --           --            --              --           --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     2,604        2,033       16,229         1,765          73,868        2,290
                             ------      -------      -------        ------        --------       ------
Net investment income
  (expense)..............      (495)      (2,033)     (16,229)       (1,765)        (73,868)      (2,290)
                             ------      -------      -------        ------        --------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       794       12,328       32,464         2,260         (86,800)       7,116
   Change in unrealized
     appreciation
     (depreciation)......    16,758      (23,979)      36,966        13,809        (525,609)       9,619
   Capital gain
     distributions.......        --       30,167       38,736            --         386,090        9,807
                             ------      -------      -------        ------        --------       ------
Net realized and
  unrealized gain (loss)
  on investments.........    17,552       18,516      108,166        16,069        (226,319)      26,542
                             ------      -------      -------        ------        --------       ------
Increase (decrease) in
  net assets from
  operations.............    17,057       16,483       91,937        14,304        (300,187)      24,252
                             ======      =======      =======        ======        ========       ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets






                                  CONSOLIDATED TOTAL
                              --------------------------

                                YEAR ENDED DECEMBER 31,
                              --------------------------
                                  2012          2011
-                             ------------  ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  3,850,105     4,175,810
   Net realized gain
     (loss) on
     investments.............   12,145,545     7,302,129
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   55,646,973   (41,045,152)
   Capital gain
     distribution............    7,973,466     8,313,801
                              ------------  ------------
       Increase
         (decrease) in
         net assets from
         operations..........   79,616,089   (21,253,412)
                              ------------  ------------
From capital
  transactions (note 4):
   Net premiums..............    7,044,863     7,618,456
   Death benefits............   (9,755,484)  (16,568,861)
   Surrenders................  (87,240,110)  (89,153,985)
   Administrative
     expenses................   (3,894,579)   (3,899,006)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (1,980,342)   (2,730,646)
                              ------------  ------------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (95,825,652) (104,734,042)
                              ------------  ------------
Increase (decrease) in
  net assets.................  (16,209,563) (125,987,454)
Net assets at beginning
  of year....................  801,056,221   927,043,675
                              ------------  ------------
Net assets at end of year.... $784,846,658   801,056,221
                              ============  ============
Change in units (note 5):
   Units purchased...........
   Units redeemed............

   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........

                                       AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                              ------------------------------------------------------------------------------------
                                   INVESCO V.I.        INVESCO V.I.      INVESCO V.I.
                               CAPITAL APPRECIATION     CORE EQUITY    GLOBAL REAL ESTATE INVESCO V.I. INTERNATIONAL
                                     FUND --              FUND --           FUND --           GROWTH FUND --
                                 SERIES I SHARES      SERIES I SHARES  SERIES II SHARES      SERIES II SHARES
                              ---------------------  ----------------  ----------------   -------------------------
                              PERIOD FROM
                              JANUARY 1 TO                       YEAR ENDED DECEMBER 31,
                               APRIL 27,   -----------------------------------------------------------------------
                                  2012       2011      2012     2011     2012      2011      2012         2011
-                             ------------ --------  -------  -------  -------   -------   ---------    ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............     (1,416)    (5,062)  (3,897)  (4,017)  (4,589)    7,986    (31,096)      (31,818)
   Net realized gain
     (loss) on
     investments.............     10,104     (4,391)  14,003    7,108       18    (2,433)   108,056       151,731
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........     28,541    (19,225)  68,276  (14,025)  86,335   (35,596)   905,862      (693,974)
   Capital gain
     distribution............         --         --       --       --       --        --         --            --
                                --------   --------  -------  -------  -------   -------   ---------    ----------
       Increase
         (decrease) in
         net assets from
         operations..........     37,229    (28,678)  78,382  (10,934)  81,764   (30,043)   982,822      (574,061)
                                --------   --------  -------  -------  -------   -------   ---------    ----------
From capital
  transactions (note 4):
   Net premiums..............         69        212      867    1,795       --       403    105,449        63,697
   Death benefits............         --      2,625  (22,642)      --       --    (4,030)    (4,888)       (3,097)
   Surrenders................    (15,247)  (111,127) (39,119) (28,843) (19,177)  (16,029)  (665,297)   (1,150,132)
   Administrative
     expenses................        (44)      (296)  (2,170)  (2,109)    (175)     (202)   (53,003)      (39,916)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (277,369)    (4,584)  (2,158)   8,054  (42,177)    1,294  1,637,439     1,073,871
                                --------   --------  -------  -------  -------   -------   ---------    ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (292,591)  (113,170) (65,222) (21,103) (61,529)  (18,564) 1,019,700       (55,577)
                                --------   --------  -------  -------  -------   -------   ---------    ----------
Increase (decrease) in
  net assets.................   (255,362)  (141,848)  13,160  (32,037)  20,235   (48,607) 2,002,522      (629,638)
Net assets at beginning
  of year....................    255,362    397,210  662,414  694,451  344,184   392,791  6,453,490     7,083,128
                                --------   --------  -------  -------  -------   -------   ---------    ----------
Net assets at end of year....         --    255,362  675,574  662,414  364,419   344,184  8,456,012     6,453,490
                                ========   ========  =======  =======  =======   =======   =========    ==========
Change in units (note 5):
   Units purchased...........        449      1,082    2,338    4,469    1,413     3,987    301,369       170,667
   Units redeemed............    (31,412)   (13,913)  (8,274)  (6,530)  (7,071)   (5,696)  (159,703)     (177,698)
                                --------   --------  -------  -------  -------   -------   ---------    ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (30,963)   (12,831)  (5,936)  (2,061)  (5,658)   (1,709)   141,666        (7,031)
                                ========   ========  =======  =======  =======   =======   =========    ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                              --------------------------------------------------------------------------  ---------------------
                                     INVESCO VAN               INVESCO VAN                                     INVESCO VAN
                                     KAMPEN V.I.               KAMPEN V.I.             INVESCO VAN             KAMPEN V.I.
                                 AMERICAN FRANCHISE         AMERICAN FRANCHISE    KAMPEN V.I. COMSTOCK      EQUITY AND INCOME
                                       FUND --                   FUND --                 FUND --                 FUND --
                                   SERIES I SHARES           SERIES II SHARES       SERIES II SHARES        SERIES II SHARES
                              ----------------------------  --------------------  ----------------------  --------------------
                                             PERIOD FROM
                               YEAR ENDED    APRIL 29 TO                                  YEAR ENDED DECEMBER 31,
                              DECEMBER 31,   DECEMBER 31,   -------------------------------------------------------------------
                                  2012           2011         2012       2011        2012        2011        2012       2011
                              ------------   ------------    -------   --------   ---------   ---------   ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $ (4,459)       (1,326)      (2,455)     (3,947)     (3,100)     (4,421)     (5,873)    (6,081)
   Net realized gain
     (loss) on
     investments.............     (5,150)         (502)       9,682      38,529      41,910       2,498      10,534    (11,034)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........     11,386       (18,335)      11,286     (47,071)    355,054     (88,481)    130,040    (49,374)
   Capital gain
     distribution............         --            --           --          --          --          --          --         --
                                --------       -------       -------   --------   ---------   ---------   ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........      1,777       (20,163)      18,513     (12,489)    393,864     (90,404)    134,701    (66,489)
                                --------       -------       -------   --------   ---------   ---------   ---------  ---------
From capital
  transactions (note 4):
   Net premiums..............        137         1,103           --         300          70         520         541        533
   Death benefits............          8            --           --          --          --      (1,851)         --         --
   Surrenders................    (75,525)       (2,847)     (31,416)    (97,805)   (344,225)   (365,581)    (58,186)   (90,540)
   Administrative
     expenses................       (390)         (173)        (159)       (259)     (6,378)     (5,875)     (4,802)    (4,771)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    280,484       139,817       (7,394)   (100,179)   (155,909)   (327,735)     43,234   (173,073)
                                --------       -------       -------   --------   ---------   ---------   ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    204,714       137,900      (38,969)   (197,943)   (506,442)   (700,522)    (19,213)  (267,851)
                                --------       -------       -------   --------   ---------   ---------   ---------  ---------
Increase (decrease) in
  net assets.................    206,491       117,737      (20,456)   (210,432)   (112,578)   (790,926)    115,488   (334,340)
Net assets at beginning
  of year....................    117,737            --      165,438     375,870   2,507,846   3,298,772   1,382,564  1,716,904
                                --------       -------       -------   --------   ---------   ---------   ---------  ---------
Net assets at end of year....   $324,228       117,737      144,982     165,438   2,395,268   2,507,846   1,498,052  1,382,564
                                ========       =======       =======   ========   =========   =========   =========  =========
Change in units (note 5):
   Units purchased...........     28,527        14,149          335       2,207       2,268       6,612       7,769     13,148
   Units redeemed............     (8,417)         (358)      (3,936)    (20,227)    (42,267)    (63,427)     (9,884)   (42,716)
                                --------       -------       -------   --------   ---------   ---------   ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     20,110        13,791       (3,601)    (18,020)    (39,999)    (56,815)     (2,115)   (29,568)
                                ========       =======       =======   ========   =========   =========   =========  =========

                              ---------------------
                                  INVESCO VAN
                                  KAMPEN V.I.
                              VALUE OPPORTUNITIES
                                    FUND --
                                SERIES II SHARES
                              -------------------


                              --------------------
                                2012       2011
                              --------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   (3,616)   (11,749)
   Net realized gain
     (loss) on
     investments.............  (45,885)  (106,105)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  193,386     51,943
   Capital gain
     distribution............       --         --
                              --------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........  143,885    (65,911)
                              --------  ---------
From capital
  transactions (note 4):
   Net premiums..............    1,200      5,898
   Death benefits............       --         --
   Surrenders................ (150,603)  (151,691)
   Administrative
     expenses................     (857)    (1,110)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (41,186)  (103,353)
                              --------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (191,446)  (250,256)
                              --------  ---------
Increase (decrease) in
  net assets.................  (47,561)  (316,167)
Net assets at beginning
  of year....................  993,697  1,309,864
                              --------  ---------
Net assets at end of year....  946,136    993,697
                              ========  =========
Change in units (note 5):
   Units purchased...........    1,037      5,203
   Units redeemed............  (17,160)   (28,951)
                              --------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (16,123)   (23,748)
                              ========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                          ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                              ----------------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN
                                 BALANCED WEALTH      GLOBAL THEMATIC      GROWTH AND INCOME        INTERNATIONAL
                              STRATEGY PORTFOLIO --  GROWTH PORTFOLIO --     PORTFOLIO --        VALUE PORTFOLIO --
                                     CLASS B              CLASS B               CLASS B                CLASS B
                              ---------------------  -----------------   --------------------  ----------------------
                                                                         YEAR ENDED DECEMBER 31,
                              ----------------------------------------------------------------------------------------
                                 2012        2011      2012      2011       2012       2011       2012        2011
                              ----------  ---------  -------   --------  ---------  ---------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   10,248     32,768   (2,938)    (4,334)   (10,558)   (22,054)    (35,580)    246,275
   Net realized gain
     (loss) on
     investments.............     29,629     13,290     (271)    21,749     32,823   (154,507)   (264,064)     (4,813)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    649,920   (357,860)  23,616   (105,893)   575,315    371,265   1,597,716  (2,518,176)
   Capital gain
     distribution............         --         --       --         --         --         --          --          --
                              ----------  ---------  -------   --------  ---------  ---------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........    689,797   (311,802)  20,407    (88,478)   597,580    194,704   1,298,072  (2,276,714)
                              ----------  ---------  -------   --------  ---------  ---------  ----------  ----------
From capital
  transactions (note 4):
   Net premiums..............      1,419     33,419       --         --      3,418     23,552      96,578      98,091
   Death benefits............         --         --       --         --    (32,157)    (1,953)     (8,286)     (7,209)
   Surrenders................   (458,058)  (350,303)  (6,114)  (114,814)  (688,027)  (811,978)   (894,938)   (655,235)
   Administrative
     expenses................    (49,031)   (48,534)    (554)    (1,211)    (4,514)    (4,597)    (76,910)    (56,820)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    (41,159)   (27,741)   6,174    (69,412)  (162,976)   111,674   2,660,723     718,309
                              ----------  ---------  -------   --------  ---------  ---------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (546,829)  (393,159)    (494)  (185,437)  (884,256)  (683,302)  1,777,167      97,136
                              ----------  ---------  -------   --------  ---------  ---------  ----------  ----------
Increase (decrease) in
  net assets.................    142,968   (704,961)  19,913   (273,915)  (286,676)  (488,598)  3,075,239  (2,179,578)
Net assets at beginning
  of year....................  6,172,990  6,877,951  173,785    447,700  4,115,386  4,603,984   9,556,160  11,735,738
                              ----------  ---------  -------   --------  ---------  ---------  ----------  ----------
Net assets at end of year.... $6,315,958  6,172,990  193,698    173,785  3,828,710  4,115,386  12,631,399   9,556,160
                              ==========  =========  =======   ========  =========  =========  ==========  ==========
Change in units (note 5):
   Units purchased...........     12,734     30,219    1,329     14,021      6,203     58,066     811,861     453,480
   Units redeemed............    (70,518)   (74,431)  (1,424)   (27,672)   (84,190)  (125,467)   (458,904)   (368,950)
                              ----------  ---------  -------   --------  ---------  ---------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (57,784)   (44,212)     (95)   (13,651)   (77,987)   (67,401)    352,957      84,530
                              ==========  =========  =======   ========  =========  =========  ==========  ==========

                              --------------------
                                ALLIANCEBERNSTEIN
                                    LARGE CAP
                               GROWTH PORTFOLIO --
                                     CLASS B
                              --------------------

                              --------------------
                                 2012       2011
                              ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   (19,540)   (20,452)
   Net realized gain
     (loss) on
     investments.............    63,619     17,683
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   139,284    (68,309)
   Capital gain
     distribution............        --         --
                              ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   183,363    (71,078)
                              ---------  ---------
From capital
  transactions (note 4):
   Net premiums..............       137        183
   Death benefits............        18         --
   Surrenders................  (290,426)   (85,137)
   Administrative
     expenses................    (1,296)    (1,350)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    28,796    (13,817)
                              ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (262,771)  (100,121)
                              ---------  ---------
Increase (decrease) in
  net assets.................   (79,408)  (171,199)
Net assets at beginning
  of year.................... 1,269,846  1,441,045
                              ---------  ---------
Net assets at end of year.... 1,190,438  1,269,846
                              =========  =========
Change in units (note 5):
   Units purchased...........     4,517      1,849
   Units redeemed............   (31,117)   (12,939)
                              ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (26,600)   (11,090)
                              =========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              ALLIANCEBERNSTEIN
                              VARIABLE PRODUCTS
                              SERIES FUND, INC.
                                 (CONTINUED)
                              -----------------
                              ALLIANCEBERNSTEIN
                                  SMALL CAP
                              GROWTH PORTFOLIO --
                                   CLASS B
                              -----------------

                              -------------------
                                2012       2011
-                             --------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (3,336)   (3,638)
   Net realized gain
     (loss) on
     investments.............    8,160    25,556
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   12,667   (19,249)
   Capital gain
     distribution............    7,617        --
                              --------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   25,108     2,669
                              --------   -------
From capital
  transactions (note 4):
   Net premiums..............       --       100
   Death benefits............       --        --
   Surrenders................  (18,033)  (42,868)
   Administrative
     expenses................     (844)     (907)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    5,463    (3,645)
                              --------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (13,414)  (47,320)
                              --------   -------
Increase (decrease) in
  net assets.................   11,694   (44,651)
Net assets at beginning
  of year....................  200,356   245,007
                              --------   -------
Net assets at end of year.... $212,050   200,356
                              ========   =======
Change in units (note 5):
   Units purchased...........    1,601     8,577
   Units redeemed............   (2,882)  (11,880)
                              --------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (1,281)   (3,303)
                              ========   =======


                              AMERICAN CENTURY VARIABLE
                                PORTFOLIOS II, INC.            AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                              ------------------------  -------------------------------------------------------

                                        VP                     VP                 VP                  VP
                               INFLATION PROTECTION      INCOME & GROWTH     INTERNATIONAL         ULTRA(R)
                                 FUND -- CLASS II        FUND -- CLASS I    FUND -- CLASS I    FUND -- CLASS I
                              ------------------------  ----------------  ------------------  -----------------
                                                 YEAR ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------
                                 2012         2011        2012     2011     2012      2011      2012      2011
-                             ----------   ----------   -------  -------  --------  --------  --------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............     95,212      333,563     2,842     (260)   (8,352)   (3,533)   (5,825)  (6,842)
   Net realized gain
     (loss) on
     investments.............    404,432      347,377      (407)  (9,897)      970     3,518    20,621    8,162
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    (59,497)     523,361    75,548   22,092   161,159  (126,012)   30,423   (2,620)
   Capital gain
     distribution............    328,438      179,410        --       --        --        --        --       --
                              ----------   ----------   -------  -------  --------  --------  --------  -------
       Increase
         (decrease) in
         net assets from
         operations..........    768,585    1,383,711    77,983   11,935   153,777  (126,027)   45,219   (1,300)
                              ----------   ----------   -------  -------  --------  --------  --------  -------
From capital
  transactions (note 4):
   Net premiums..............     99,540      138,425       750      750     2,153     1,613        --       --
   Death benefits............    (17,199)     (34,083)       --       --        --   (15,914)       --       --
   Surrenders................ (1,025,596)    (924,664)  (83,890) (51,465)  (83,753)  (69,811) (105,527) (76,505)
   Administrative
     expenses................    (86,744)     (82,371)     (213)    (350)     (719)     (778)     (640)    (642)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    366,406   (1,466,655)   (1,215) (44,658)  (57,118)   64,389    (8,610)  12,355
                              ----------   ----------   -------  -------  --------  --------  --------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (663,593)  (2,369,348)  (84,568) (95,723) (139,437)  (20,501) (114,777) (64,792)
                              ----------   ----------   -------  -------  --------  --------  --------  -------
Increase (decrease) in
  net assets.................    104,992     (985,637)   (6,585) (83,788)   14,340  (146,528)  (69,558) (66,092)
Net assets at beginning
  of year.................... 13,556,749   14,542,386   611,093  694,881   853,244   999,772   378,827  444,919
                              ----------   ----------   -------  -------  --------  --------  --------  -------
Net assets at end of year.... 13,661,741   13,556,749   604,508  611,093   867,584   853,244   309,269  378,827
                              ==========   ==========   =======  =======  ========  ========  ========  =======
Change in units (note 5):
   Units purchased...........    289,978      192,600       924      300     6,634    17,370       763    3,584
   Units redeemed............   (336,844)    (387,319)   (6,355)  (7,063)  (17,839)  (17,238)   (8,827)  (8,551)
                              ----------   ----------   -------  -------  --------  --------  --------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (46,866)    (194,719)   (5,431)  (6,763)  (11,205)      132    (8,064)  (4,967)
                              ==========   ==========   =======  =======  ========  ========  ========  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                AMERICAN CENTURY
                              VARIABLE PORTFOLIOS, INC.
                                   (CONTINUED)                               BLACKROCK VARIABLE SERIES FUNDS, INC.
                              ------------------------  ---------------------------------------------------------------
                                                                                                        BLACKROCK
                                                          BLACKROCK BASIC      BLACKROCK GLOBAL         LARGE CAP
                                VP VALUE FUND --        VALUE V.I. FUND --  ALLOCATION V.I. FUND -- GROWTH V.I. FUND --
                                     CLASS I             CLASS III SHARES      CLASS III SHARES      CLASS III SHARES
                              ------------------------  ------------------  ----------------------  -----------------
                                                                     YEAR ENDED DECEMBER 31,
                              -----------------------------------------------------------------------------------------
                                 2012         2011        2012      2011       2012        2011       2012       2011
                               ---------    ---------   --------  --------  ----------  ----------  --------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   3,337        4,761      (1,615)   (1,566)   (309,960)    331,129    (1,858)   (3,018)
   Net realized gain
     (loss) on
     investments.............    (3,507)     (19,158)    (18,592)  (10,955)    313,963     842,366    48,288    11,181
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   120,752        8,976      96,630   (19,115)  6,015,278  (7,670,919)  (24,786)   (5,406)
   Capital gain
     distribution............        --           --          --        --     267,694   2,055,503     9,794       642
                               ---------    ---------   --------  --------  ----------  ----------  --------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   120,582       (5,421)     76,423   (31,636)  6,286,975  (4,441,921)   31,438     3,399
                               ---------    ---------   --------  --------  ----------  ----------  --------   -------
From capital
  transactions (note 4):
   Net premiums..............       374        1,018         702        --   1,345,390     842,524        --        --
   Death benefits............        --           --          --    (6,532)         --      (5,792)       --        --
   Surrenders................  (153,792)     (88,224)   (170,321) (129,224) (5,202,168) (5,143,923) (174,852)  (43,667)
   Administrative
     expenses................      (470)        (557)     (2,865)   (3,413)   (593,886)   (583,564)      (98)      (97)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (43,144)     (38,291)      5,376   (76,738)   (502,808)    213,007     4,887     8,288
                               ---------    ---------   --------  --------  ----------  ----------  --------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (197,032)    (126,054)   (167,108) (215,907) (4,953,472) (4,677,748) (170,063)  (35,476)
                               ---------    ---------   --------  --------  ----------  ----------  --------   -------
Increase (decrease) in
  net assets.................   (76,450)    (131,475)    (90,685) (247,543)  1,333,503  (9,119,669) (138,625)  (32,077)
Net assets at beginning
  of year....................   996,410    1,127,885     679,704   927,247  79,964,599  89,084,268   271,856   303,933
                               ---------    ---------   --------  --------  ----------  ----------  --------   -------
Net assets at end of year.... $ 919,960      996,410     589,019   679,704  81,298,102  79,964,599   133,231   271,856
                               =========    =========   ========  ========  ==========  ==========  ========   =======
Change in units (note 5):
   Units purchased...........       299          939       3,519    11,858     379,215     579,653       585     2,756
   Units redeemed............   (12,192)      (9,206)    (17,581)  (32,308)   (794,632)   (973,347)  (14,704)   (5,906)
                               ---------    ---------   --------  --------  ----------  ----------  --------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (11,893)      (8,267)    (14,062)  (20,450)   (415,417)   (393,694)  (14,119)   (3,150)
                               =========    =========   ========  ========  ==========  ==========  ========   =======



                              ------------------
                                  BLACKROCK
                              VALUE OPPORTUNITIES
                                V.I. FUND --
                              CLASS III SHARES
                              ------------------

                              ------------------
                                2012      2011
                              -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  (6,205)   (7,352)
   Net realized gain
     (loss) on
     investments.............  (5,877)  (54,364)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  68,392    46,450
   Capital gain
     distribution............      --        --
                              -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........  56,310   (15,266)
                              -------   -------
From capital
  transactions (note 4):
   Net premiums..............     165       495
   Death benefits............      --        --
   Surrenders................ (28,636)  (97,255)
   Administrative
     expenses................  (2,451)   (2,540)
   Transfers between
     subaccounts
     (including fixed
     account), net........... (16,679)   19,088
                              -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (47,601)  (80,212)
                              -------   -------
Increase (decrease) in
  net assets.................   8,709   (95,478)
Net assets at beginning
  of year.................... 489,958   585,436
                              -------   -------
Net assets at end of year.... 498,667   489,958
                              =======   =======
Change in units (note 5):
   Units purchased...........   2,456     6,617
   Units redeemed............  (6,408)  (12,384)
                              -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (3,952)   (5,767)
                              =======   =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                COLUMBIA FUNDS VARIABLE INSURANCE TRUST I    DWS VARIABLE SERIES I
                              ---------------------------------------------  --------------------
                                                        COLUMBIA VARIABLE
                                                      PORTFOLIO -- MARSICO
                                COLUMBIA VARIABLE         INTERNATIONAL           DWS CAPITAL
                               PORTFOLIO -- MARSICO       OPPORTUNITIES             GROWTH
                                  GROWTH FUND --             FUND --                VIP --
                                     CLASS 1                 CLASS 2            CLASS B SHARES
                              ---------------------  ----------------------  --------------------
                                                                                      PERIOD FROM
                                              YEAR ENDED DECEMBER 31,                 APRIL 29 TO
                              ------------------------------------------------------  DECEMBER 31,
                                 2012        2011       2012        2011       2012       2011
-                             ----------  ---------  ----------  ----------  -------  ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (23,597)   (43,008)    (48,033)    (66,613)    (775)      (881)
   Net realized gain
     (loss) on
     investments.............    241,482    208,870     (62,564)    (14,396)   1,915       (559)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........     91,719   (291,470)  1,134,404  (1,314,619)  11,129     (9,023)
   Capital gain
     distribution............         --         --          --          --       --         --
                              ----------  ---------  ----------  ----------  -------    -------
       Increase
         (decrease) in
         net assets from
         operations..........    309,604   (125,608)  1,023,807  (1,395,628)  12,269    (10,463)
                              ----------  ---------  ----------  ----------  -------    -------
From capital
  transactions (note 4):
   Net premiums..............     55,752      8,917      86,148      54,274       --         --
   Death benefits............         --     (4,544)    (51,168)     (3,529)      --         --
   Surrenders................   (565,321)  (584,627)   (852,121)   (701,722) (34,100)    (3,375)
   Administrative
     expenses................    (10,798)   (12,995)    (31,909)    (31,601)     (85)       (51)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (273,902)  (167,303)   (308,038)    146,758     (480)    97,934
                              ----------  ---------  ----------  ----------  -------    -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (794,269)  (760,552) (1,157,088)   (535,820) (34,665)    94,508
                              ----------  ---------  ----------  ----------  -------    -------
Increase (decrease) in
  net assets.................   (484,665)  (886,160)   (133,281) (1,931,448) (22,396)    84,045
Net assets at beginning
  of year....................  2,894,923  3,781,083   6,759,020   8,690,468   84,045         --
                              ----------  ---------  ----------  ----------  -------    -------
Net assets at end of year.... $2,410,258  2,894,923   6,625,739   6,759,020   61,649     84,045
                              ==========  =========  ==========  ==========  =======    =======
Change in units (note 5):
   Units purchased...........     16,097     26,580      77,452     140,137       42     10,226
   Units redeemed............    (73,352)   (80,467)   (164,211)   (144,391)  (3,439)      (670)
                              ----------  ---------  ----------  ----------  -------    -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (57,255)   (53,887)    (86,759)     (4,254)  (3,397)     9,556
                              ==========  =========  ==========  ==========  =======    =======

                                       DWS VARIABLE SERIES II
                              ----------------------------------------


                                  DWS DREMAN            DWS LARGE
                                 SMALL MID CAP          CAP VALUE
                                 VALUE VIP --            VIP --
                                CLASS B SHARES       CLASS B SHARES
                              ------------------  --------------------
                                                           PERIOD FROM
                                YEAR ENDED DECEMBER 31,    APRIL 29 TO
                              ---------------------------  DECEMBER 31,
                                2012      2011      2012       2011
-                             --------  --------  -------  ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   (5,802)   (7,913)     159     (4,778)
   Net realized gain
     (loss) on
     investments.............  (21,387)  (26,186)  (3,456)    (3,494)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  108,363   (39,570)  34,480    (35,234)
   Capital gain
     distribution............       --        --       --         --
                              --------  --------  -------    -------
       Increase
         (decrease) in
         net assets from
         operations..........   81,174   (73,669)  31,183    (43,506)
                              --------  --------  -------    -------
From capital
  transactions (note 4):
   Net premiums..............      284       298       --         --
   Death benefits............       --        --       --         --
   Surrenders................ (106,529)  (41,396) (75,610)   (16,569)
   Administrative
     expenses................     (516)     (607)    (530)      (380)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (20,510)  (32,306) (11,307)   498,953
                              --------  --------  -------    -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (127,271)  (74,011) (87,447)   482,004
                              --------  --------  -------    -------
Increase (decrease) in
  net assets.................  (46,097) (147,680) (56,264)   438,498
Net assets at beginning
  of year....................  769,212   916,892  438,498         --
                              --------  --------  -------    -------
Net assets at end of year....  723,115   769,212  382,234    438,498
                              ========  ========  =======    =======
Change in units (note 5):
   Units purchased...........      127       592      801     54,630
   Units redeemed............   (5,995)   (4,299)  (9,978)    (6,646)
                              --------  --------  -------    -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (5,868)   (3,707)  (9,177)    47,984
                              ========  ========  =======    =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                              EATON VANCE VARIABLE
                                                        DREYFUS                                       TRUST
                              ------------------------------------------------------------   ----------------------
                              DREYFUS INVESTMENT                        THE DREYFUS SOCIALLY
                              PORTFOLIOS MIDCAP    DREYFUS VARIABLE     RESPONSIBLE GROWTH
                              STOCK PORTFOLIO --  INVESTMENT FUND --      FUND, INC. --         VT FLOATING-RATE
                                INITIAL SHARES   MONEY MARKET PORTFOLIO   INITIAL SHARES           INCOME FUND
                              -----------------  --------------------   -------------------  ----------------------
                                                                     YEAR ENDED DECEMBER 31,
                              --------------------------------------------------------------------------------------
                                2012      2011      2012        2011      2012       2011       2012        2011
                              --------  -------  ---------   ---------  --------   -------   ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (1,056)  (1,146)   (18,536)    (22,027)     (460)   (1,975)     278,182     163,177
   Net realized gain
     (loss) on
     investments.............    1,408     (373)        --          --    55,660    11,476       11,983      38,379
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   15,706      828         --          --   (32,325)   (9,797)      98,199    (129,946)
   Capital gain
     distribution............       --       --         --          --        --        --      138,548          --
                              --------  -------  ---------   ---------  --------   -------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   16,058     (691)   (18,536)    (22,027)   22,875      (296)     526,912      71,610
                              --------  -------  ---------   ---------  --------   -------   ----------  ----------
From capital
  transactions (note 4):
   Net premiums..............      187      317    936,000      58,870     1,000        --       58,947       7,302
   Death benefits............       --       --   (308,504)   (705,067)       --        --       (9,907)   (501,486)
   Surrenders................  (18,365) (11,097)  (508,487)   (179,848) (200,684)  (31,998)  (1,532,218) (1,553,045)
   Administrative
     expenses................     (155)    (152)    (1,528)     (1,453)     (421)     (431)     (47,484)     (5,686)
   Transfers between
     subaccounts
     (including fixed
     account), net...........     (724) (25,759)  (531,180)    778,993   (13,352)      (98)   6,815,669    (109,772)
                              --------  -------  ---------   ---------  --------   -------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (19,057) (36,691)  (413,699)    (48,505) (213,457)  (32,527)   5,285,007  (2,162,687)
                              --------  -------  ---------   ---------  --------   -------   ----------  ----------
Increase (decrease) in
  net assets.................   (2,999) (37,382)  (432,235)    (70,532) (190,582)  (32,823)   5,811,919  (2,091,077)
Net assets at beginning
  of year....................   97,885  135,267  1,372,053   1,442,585   281,233   314,056    5,156,430   7,247,507
                              --------  -------  ---------   ---------  --------   -------   ----------  ----------
Net assets at end of year.... $ 94,886   97,885    939,818   1,372,053    90,651   281,233   10,968,349   5,156,430
                              ========  =======  =========   =========  ========   =======   ==========  ==========
Change in units (note 5):
   Units purchased...........       52      407    140,463     128,199       151     1,196      679,673      57,441
   Units redeemed............   (1,148)  (2,674)  (181,553)   (133,182)  (20,259)   (4,510)    (204,158)   (238,456)
                              --------  -------  ---------   ---------  --------   -------   ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (1,096)  (2,267)   (41,090)     (4,983)  (20,108)   (3,314)     475,515    (181,015)
                              ========  =======  =========   =========  ========   =======   ==========  ==========

                              FEDERATED INSURANCE
                                   SERIES
                              ------------------
                              FEDERATED CAPITAL
                                APPRECIATION
                                 FUND II --
                               PRIMARY SHARES
                              ------------------

                              ------------------
                                2012      2011
                              -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    (504)     (558)
   Net realized gain
     (loss) on
     investments.............     149     1,699
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   1,449    (6,329)
   Capital gain
     distribution............   3,771        --
                              -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   4,865    (5,188)
                              -------   -------
From capital
  transactions (note 4):
   Net premiums..............     342       355
   Death benefits............      --   (11,388)
   Surrenders................ (15,999)  (15,413)
   Administrative
     expenses................     (71)      (72)
   Transfers between
     subaccounts
     (including fixed
     account), net...........     210       722
                              -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (15,518)  (25,796)
                              -------   -------
Increase (decrease) in
  net assets................. (10,653)  (30,984)
Net assets at beginning
  of year....................  64,583    95,567
                              -------   -------
Net assets at end of year....  53,930    64,583
                              =======   =======
Change in units (note 5):
   Units purchased...........      54        67
   Units redeemed............  (1,540)   (2,521)
                              -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (1,486)   (2,454)
                              =======   =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1



                                                   FEDERATED INSURANCE SERIES (CONTINUED)
                              ---------------------------------------------------------------------------------
                               FEDERATED HIGH
                                INCOME BOND    FEDERATED HIGH INCOME    FEDERATED KAUFMANN
                                 FUND II --       BOND FUND II --           FUND II --        FEDERATED MANAGED
                               PRIMARY SHARES      SERVICE SHARES         SERVICE SHARES      VOLATILITY FUND II
                              ---------------  ---------------------  ----------------------  -----------------
                                                                   YEAR ENDED DECEMBER 31,
                              ----------------------------------------------------------------------------------
                               2012     2011      2012       2011        2012        2011      2012      2011
-                             ------  -------  ---------  ----------  ----------  ----------  ------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  196    1,988    215,534     333,796     (36,048)    (70,021)  1,558     2,972
   Net realized gain
     (loss) on
     investments.............     (7)    (875)     5,164       1,495     804,394     272,409  (1,452)   (5,872)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    198     (268)   206,718    (185,496)    (37,205) (1,480,159)  4,594     6,706
   Capital gain
     distribution............     --       --         --          --          --          --   5,799        --
                              ------  -------  ---------  ----------  ----------  ----------  ------   -------
       Increase
         (decrease) in
         net assets from
         operations..........    387      845    427,416     149,795     731,141  (1,277,771) 10,499     3,806
                              ------  -------  ---------  ----------  ----------  ----------  ------   -------
From capital
  transactions (note 4):
   Net premiums..............     --       90        740       6,611       1,563     149,616      --       180
   Death benefits............     --  (14,105)        --     (13,974)         --      (5,640)     --        --
   Surrenders................   (152)  (9,424)  (768,942) (1,324,934)   (426,617)   (781,506) (8,221)  (41,150)
   Administrative
     expenses................    (30)     (30)    (5,928)     (7,042)     (6,393)    (47,052)    (92)     (115)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    (14)      90    (75,798)   (376,781) (6,441,793)    322,292     175       154
                              ------  -------  ---------  ----------  ----------  ----------  ------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (196) (23,379)  (849,928) (1,716,120) (6,873,240)   (362,290) (8,138)  (40,931)
                              ------  -------  ---------  ----------  ----------  ----------  ------   -------
Increase (decrease) in
  net assets.................    191  (22,534)  (422,512) (1,566,325) (6,142,099) (1,640,061)  2,361   (37,125)
Net assets at beginning
  of year....................  3,057   25,591  3,802,613   5,368,938   7,806,112   9,446,173  92,558   129,683
                              ------  -------  ---------  ----------  ----------  ----------  ------   -------
Net assets at end of year.... $3,248    3,057  3,380,101   3,802,613   1,664,013   7,806,112  94,919    92,558
                              ======  =======  =========  ==========  ==========  ==========  ======   =======
Change in units (note 5):
   Units purchased...........     --        6      1,267       8,872       6,035     186,673       8        54
   Units redeemed............    (11)  (1,411)   (46,424)   (108,042)   (782,597)   (183,004)   (699)   (3,737)
                              ------  -------  ---------  ----------  ----------  ----------  ------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (11)  (1,405)   (45,157)    (99,170)   (776,562)      3,669    (691)   (3,683)
                              ======  =======  =========  ==========  ==========  ==========  ======   =======

                              FIDELITY(R) VARIABLE
                              INSURANCE PRODUCTS
                                    FUND
                              --------------------

                                  VIP ASSET
                              MANAGER/SM /PORTFOLIO --
                                INITIAL CLASS
                              --------------------

                              ---------------------
                                2012          2011
-                              -------       -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    (565)        1,006
   Net realized gain
     (loss) on
     investments.............   2,184           (50)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  14,930        (8,565)
   Capital gain
     distribution............     785           834
                               -------       -------
       Increase
         (decrease) in
         net assets from
         operations..........  17,334        (6,775)
                               -------       -------
From capital
  transactions (note 4):
   Net premiums..............   2,734            --
   Death benefits............      --            --
   Surrenders................ (12,695)         (251)
   Administrative
     expenses................    (100)         (115)
   Transfers between
     subaccounts
     (including fixed
     account), net........... (65,695)          182
                               -------       -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (75,756)         (184)
                               -------       -------
Increase (decrease) in
  net assets................. (58,422)       (6,959)
Net assets at beginning
  of year.................... 166,065       173,024
                               -------       -------
Net assets at end of year.... 107,643       166,065
                               =======       =======
Change in units (note 5):
   Units purchased...........     197            25
   Units redeemed............  (5,385)          (39)
                               -------       -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (5,188)          (14)
                               =======       =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                       FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                              ---------------------------------------------------------------------------------------------

                                   VIP ASSET                VIP BALANCED        VIP CONTRAFUND(R)      VIP CONTRAFUND(R)
                              MANAGER/SM /PORTFOLIO --      PORTFOLIO --           PORTFOLIO --          PORTFOLIO --
                                SERVICE CLASS 2            SERVICE CLASS 2        INITIAL CLASS         SERVICE CLASS 2
                              -----------------------  ----------------------  -------------------  ----------------------
                                                                        YEAR ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------------------
                                 2012        2011         2012        2011       2012       2011       2012        2011
-                              ---------    --------   ----------  ----------  --------  ---------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (2,242)     (1,324)      (50,304)    (60,842)   (1,738)    (4,295)   (225,940)   (173,877)
   Net realized gain
     (loss) on
     investments.............    43,085      10,036       132,353     258,132     3,637     (7,890)    458,591    (362,486)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........     1,103     (31,934)      721,143    (882,774)  126,242    (20,747)  4,516,264    (228,753)
   Capital gain
     distribution............     1,037       3,045       579,018      32,383        --         --          --          --
                               ---------    --------   ----------  ----------  --------  ---------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........    42,983     (20,177)    1,382,210    (653,101)  128,141    (32,932)  4,748,915    (765,116)
                               ---------    --------   ----------  ----------  --------  ---------  ----------  ----------
From capital
  transactions (note 4):
   Net premiums..............        --          --        12,573      39,282        --         --     319,318      97,675
   Death benefits............        --          --        (9,884)         --        --    (12,898)    (58,880)    (22,055)
   Surrenders................  (396,789)    (79,357)     (742,022) (1,525,933) (110,340)  (104,158) (5,049,577) (4,688,710)
   Administrative
     expenses................      (758)       (952)      (52,322)    (53,023)     (930)    (1,002)   (244,180)    (61,015)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (92,783)   (140,051)     (395,853)   (126,625)  (89,750)   (13,685) 26,537,892    (574,472)
                               ---------    --------   ----------  ----------  --------  ---------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (490,330)   (220,360)   (1,187,508) (1,666,299) (201,020)  (131,743) 21,504,573  (5,248,577)
                               ---------    --------   ----------  ----------  --------  ---------  ----------  ----------
Increase (decrease) in
  net assets.................  (447,347)   (240,537)      194,702  (2,319,400)  (72,879)  (164,675) 26,253,488  (6,013,693)
Net assets at beginning
  of year....................   586,938     827,475    11,289,161  13,608,561   893,551  1,058,226  17,701,912  23,715,605
                               ---------    --------   ----------  ----------  --------  ---------  ----------  ----------
Net assets at end of year.... $ 139,591     586,938    11,483,863  11,289,161   820,672    893,551  43,955,400  17,701,912
                               =========    ========   ==========  ==========  ========  =========  ==========  ==========
Change in units (note 5):
   Units purchased...........       524       1,711        41,378     109,762     1,269      1,204   3,123,997     150,773
   Units redeemed............   (40,727)    (18,558)     (147,353)   (254,248)  (11,853)    (8,528)   (734,312)   (482,553)
                               ---------    --------   ----------  ----------  --------  ---------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (40,203)    (16,847)     (105,975)   (144,486)  (10,584)    (7,324)  2,389,685    (331,780)
                               =========    ========   ==========  ==========  ========  =========  ==========  ==========

                              --------------------
                                 VIP DYNAMIC
                              CAPITAL APPRECIATION
                                PORTFOLIO --
                               SERVICE CLASS 2
                              -------------------

                              --------------------
                                2012       2011
-                              -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  (3,024)    (4,905)
   Net realized gain
     (loss) on
     investments.............  (1,097)    (2,477)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  60,305     (6,512)
   Capital gain
     distribution............      --         --
                               -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........  56,184    (13,894)
                               -------   -------
From capital
  transactions (note 4):
   Net premiums..............     104         --
   Death benefits............      --         --
   Surrenders................ (93,199)   (10,037)
   Administrative
     expenses................    (580)      (530)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  16,043     (4,473)
                               -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (77,632)   (15,040)
                               -------   -------
Increase (decrease) in
  net assets................. (21,448)   (28,934)
Net assets at beginning
  of year.................... 295,535    324,469
                               -------   -------
Net assets at end of year.... 274,087    295,535
                               =======   =======
Change in units (note 5):
   Units purchased...........   1,204        130
   Units redeemed............  (6,137)    (1,197)
                               -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (4,933)    (1,067)
                               =======   =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                              --------------------------------------------------------------------------------------

                               VIP EQUITY-INCOME      VIP EQUITY-INCOME    VIP GROWTH & INCOME  VIP GROWTH & INCOME
                                  PORTFOLIO --          PORTFOLIO --         PORTFOLIO --          PORTFOLIO --
                                 INITIAL CLASS         SERVICE CLASS 2       INITIAL CLASS        SERVICE CLASS 2
                              -------------------  ----------------------  ------------------  --------------------
                                                                     YEAR ENDED DECEMBER 31,
                              --------------------------------------------------------------------------------------
                                 2012      2011       2012        2011       2012      2011       2012       2011
-                             ---------  --------  ----------  ----------  -------   -------   ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   4,295     3,836     224,876      26,393    1,486       768       2,903       (918)
   Net realized gain
     (loss) on
     investments.............   (15,335)  (20,439)     66,270     (84,671)   1,025    (1,157)     41,696     (6,643)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    42,289    18,531     630,808      29,402   29,397     1,119     139,508     10,725
   Capital gain
     distribution............    21,350        --   1,178,368          --       93        --         493         --
                              ---------  --------  ----------  ----------  -------   -------   ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    52,599     1,928   2,100,322     (28,876)  32,001       730     184,600      3,164
                              ---------  --------  ----------  ----------  -------   -------   ---------  ---------
From capital
  transactions (note 4):
   Net premiums..............       342       355     147,267      30,451       --        --         447        499
   Death benefits............        --   (10,230)    (22,764)    (19,928)      --        --          --       (859)
   Surrenders................  (130,282)  (88,814) (1,595,829)   (709,900) (21,228)  (19,751)   (298,382)  (308,526)
   Administrative
     expenses................      (259)     (264)   (104,095)     (5,904)    (212)     (247)     (2,968)    (2,587)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (21,524)  (28,995) 13,185,867    (269,917) (22,960)    1,009    (128,582)     9,773
                              ---------  --------  ----------  ----------  -------   -------   ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (151,723) (127,948) 11,610,446    (975,198) (44,400)  (18,989)   (429,485)  (301,700)
                              ---------  --------  ----------  ----------  -------   -------   ---------  ---------
Increase (decrease) in
  net assets.................   (99,124) (126,020) 13,710,768  (1,004,074) (12,399)  (18,259)   (244,885)  (298,536)
Net assets at beginning
  of year....................   389,192   515,212   4,393,336   5,397,410  208,484   226,743   1,272,910  1,571,446
                              ---------  --------  ----------  ----------  -------   -------   ---------  ---------
Net assets at end of year.... $ 290,068   389,192  18,104,104   4,393,336  196,085   208,484   1,028,025  1,272,910
                              =========  ========  ==========  ==========  =======   =======   =========  =========
Change in units (note 5):
   Units purchased...........        25     1,236   1,740,978      35,049      172       108      11,356     13,119
   Units redeemed............   (11,114)  (11,153)   (347,434)   (125,407)  (3,804)   (1,775)    (49,698)   (39,151)
                              ---------  --------  ----------  ----------  -------   -------   ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (11,089)   (9,917)  1,393,544     (90,358)  (3,632)   (1,667)    (38,342)   (26,032)
                              =========  ========  ==========  ==========  =======   =======   =========  =========

                              -----------------
                                 VIP GROWTH
                                OPPORTUNITIES
                                PORTFOLIO --
                                INITIAL CLASS
                              ----------------

                              -----------------
                                2012     2011
-                             -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  (1,299)  (1,760)
   Net realized gain
     (loss) on
     investments.............   3,652    1,226
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  19,478    2,848
   Capital gain
     distribution............      --       --
                              -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........  21,831    2,314
                              -------  -------
From capital
  transactions (note 4):
   Net premiums..............     342      355
   Death benefits............ (12,266) (10,576)
   Surrenders................  (4,976) (15,820)
   Administrative
     expenses................     (74)     (98)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (3,623)    (758)
                              -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (20,597) (26,897)
                              -------  -------
Increase (decrease) in
  net assets.................   1,234  (24,583)
Net assets at beginning
  of year.................... 121,966  146,549
                              -------  -------
Net assets at end of year.... 123,200  121,966
                              =======  =======
Change in units (note 5):
   Units purchased...........      34       40
   Units redeemed............  (2,060)  (3,035)
                              -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (2,026)  (2,995)
                              =======  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                              ----------------------------------------------------------------------
                                VIP GROWTH                                              VIP GROWTH
                               OPPORTUNITIES     VIP GROWTH          VIP GROWTH            STOCK
                               PORTFOLIO --     PORTFOLIO --        PORTFOLIO --       PORTFOLIO --
                              SERVICE CLASS 2   INITIAL CLASS      SERVICE CLASS 2    SERVICE CLASS 2
                              --------------- ----------------  --------------------  ---------------
                                PERIOD FROM                                             PERIOD FROM
                               JANUARY 27 TO          YEAR ENDED DECEMBER 31,          JANUARY 27 TO
                               DECEMBER 31,   --------------------------------------   DECEMBER 31,
                                   2012         2012     2011      2012       2011         2012
                              --------------- -------  -------  ---------  ---------  ---------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $  (57,116)    (3,079)  (4,593)   (11,837)   (17,422)      (60,430)
   Net realized gain
     (loss) on
     investments.............       57,645      4,798   (6,604)    63,835     58,554        80,551
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........      288,651     48,157    5,794     70,832    (59,941)      523,234
   Capital gain
     distribution............           --         --    1,507         --      4,168            --
                                ----------    -------  -------  ---------  ---------     ---------
       Increase
         (decrease) in
         net assets from
         operations..........      289,180     49,876   (3,896)   122,830    (14,641)      543,355
                                ----------    -------  -------  ---------  ---------     ---------
From capital
  transactions (note 4):
   Net premiums..............       33,029         --       --      2,086     17,251        55,486
   Death benefits............       (2,796)    (1,468)      55     (7,098)      (955)       (3,968)
   Surrenders................     (220,633)   (74,741) (59,450)  (179,404)  (222,139)     (412,947)
   Administrative
     expenses................      (25,363)      (406)    (507)    (1,079)      (877)      (41,843)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    3,850,732     (2,012) (22,484)    58,948    (96,518)    6,142,954
                                ----------    -------  -------  ---------  ---------     ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    3,634,969    (78,627) (82,386)  (126,547)  (303,238)    5,739,682
                                ----------    -------  -------  ---------  ---------     ---------
Increase (decrease) in
  net assets.................    3,924,149    (28,751) (86,282)    (3,717)  (317,879)    6,283,037
Net assets at beginning
  of year....................           --    372,782  459,064  1,000,840  1,318,719            --
                                ----------    -------  -------  ---------  ---------     ---------
Net assets at end of year....   $3,924,149    344,031  372,782    997,123  1,000,840     6,283,037
                                ==========    =======  =======  =========  =========     =========
Change in units (note 5):
   Units purchased...........      441,013        294      822     14,017      6,903       692,034
   Units redeemed............      (74,407)    (6,594)  (8,248)   (27,244)   (40,257)     (113,533)
                                ----------    -------  -------  ---------  ---------     ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........      366,606     (6,300)  (7,426)   (13,227)   (33,354)      578,501
                                ==========    =======  =======  =========  =========     =========

                              ----------------------------------------------

                                  VIP INVESTMENT            VIP MID CAP
                              GRADE BOND PORTFOLIO --      PORTFOLIO --
                                 SERVICE CLASS 2          SERVICE CLASS 2
                              ---------------------   ----------------------

                                         YEAR ENDED DECEMBER 31,
                              ---------------------------------------------
                                 2012         2011       2012        2011
                              ----------   ---------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    111,310      25,790    (230,305)   (133,809)
   Net realized gain
     (loss) on
     investments.............     83,665      14,930     218,889     266,892
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    (84,433)     12,133      80,733  (1,198,869)
   Capital gain
     distribution............    586,400      50,994   1,509,970      13,440
                              ----------   ---------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........    696,942     103,847   1,579,287  (1,052,346)
                              ----------   ---------  ----------  ----------
From capital
  transactions (note 4):
   Net premiums..............    166,748       6,278     119,295      27,648
   Death benefits............    (31,657)         --     (40,804)     (6,030)
   Surrenders................ (1,483,633)   (255,124) (1,932,824) (1,766,076)
   Administrative
     expenses................   (151,525)    (17,306)    (95,535)    (14,205)
   Transfers between
     subaccounts
     (including fixed
     account), net........... 20,663,081       2,300  12,366,321    (693,641)
                              ----------   ---------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ 19,163,014    (263,852) 10,416,453  (2,452,304)
                              ----------   ---------  ----------  ----------
Increase (decrease) in
  net assets................. 19,859,956    (160,005) 11,995,740  (3,504,650)
Net assets at beginning
  of year....................  1,844,068   2,004,073   6,907,325  10,411,975
                              ----------   ---------  ----------  ----------
Net assets at end of year.... 21,704,024   1,844,068  18,903,065   6,907,325
                              ==========   =========  ==========  ==========
Change in units (note 5):
   Units purchased...........  1,902,143      35,704   1,276,802      25,941
   Units redeemed............   (325,093)    (57,695)   (230,039)   (134,998)
                              ----------   ---------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  1,577,050     (21,991)  1,046,763    (109,057)
                              ==========   =========  ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                                           (CONTINUED)
                              -------------------------------------------

                                 VIP OVERSEAS        VIP VALUE STRATEGIES
                                 PORTFOLIO --           PORTFOLIO --
                                INITIAL CLASS         SERVICE CLASS 2
                              ---------------------  --------------------
                                                                       YEA
                              --------------------------------------------
                                2012        2011       2012        2011
-                              --------    -------    --------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    971         26      (2,951)    (2,739)
   Net realized gain
     (loss) on
     investments.............   (5,149)    (1,081)    (16,562)    (7,378)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   33,626    (36,157)     74,394    (25,001)
   Capital gain
     distribution............      570        363          --         --
                               --------    -------    --------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   30,018    (36,849)     54,881    (35,118)
                               --------    -------    --------   -------
From capital
  transactions (note 4):
   Net premiums..............       --         --       3,835         --
   Death benefits............       --         --          --     (7,631)
   Surrenders................   (6,739)    (3,533)    (99,073)   (16,542)
   Administrative
     expenses................      (89)      (116)       (541)      (651)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (9,074)      (275)    (16,515)   (14,192)
                               --------    -------    --------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (15,902)    (3,924)   (112,294)   (39,016)
                               --------    -------    --------   -------
Increase (decrease) in
  net assets.................   14,116    (40,773)    (57,413)   (74,134)
Net assets at beginning
  of year....................  162,647    203,420     293,833    367,967
                               --------    -------    --------   -------
Net assets at end of year.... $176,763    162,647     236,420    293,833
                               ========    =======    ========   =======
Change in units (note 5):
   Units purchased...........      860         80         807      1,074
   Units redeemed............   (2,230)      (419)    (10,290)    (4,200)
                               --------    -------    --------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (1,370)      (339)     (9,483)    (3,126)
                               ========    =======    ========   =======

                                     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                              ------------------------------------------------------------------
                                                         FRANKLIN LARGE      FRANKLIN TEMPLETON
                                   FRANKLIN INCOME         CAP GROWTH        VIP FOUNDING FUNDS
                                 SECURITIES FUND --     SECURITIES FUND --   ALLOCATION FUND --
                                   CLASS 2 SHARES        CLASS 2 SHARES        CLASS 2 SHARES
                              ------------------------  ----------------   ----------------------
                              R ENDED DECEMBER 31,
                              -------------------------------------------------------------------
                                  2012         2011       2012      2011      2012        2011
-                             -----------  -----------  -------   -------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   4,170,328    3,825,239   (3,399)   (4,134)    181,829    (325,945)
   Net realized gain
     (loss) on
     investments.............    (701,985)    (932,333)   3,467    (9,253)     53,304     (25,588)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   5,773,884   (2,397,759)  45,137    (7,888)  1,953,844    (216,129)
   Capital gain
     distribution............          --           --       --        --          --          --
                              -----------  -----------  -------   -------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   9,242,227      495,147   45,205   (21,275)  2,188,977    (567,662)
                              -----------  -----------  -------   -------  ----------  ----------
From capital
  transactions (note 4):
   Net premiums..............     413,896      740,349      894     1,121     187,983      26,568
   Death benefits............     (39,630)      (2,114)      --        --     (87,978)         --
   Surrenders................ (10,009,114)  (7,033,436) (37,803)  (35,420) (1,075,006)   (776,866)
   Administrative
     expenses................    (317,242)    (319,370)    (377)     (372)   (125,268)   (124,696)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (1,364,164)  (4,422,413) (14,535)    5,671    (607,668)   (695,535)
                              -----------  -----------  -------   -------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (11,316,254) (11,036,984) (51,821)  (29,000) (1,707,937) (1,570,529)
                              -----------  -----------  -------   -------  ----------  ----------
Increase (decrease) in
  net assets.................  (2,074,027) (10,541,837)  (6,616)  (50,275)    481,040  (2,138,191)
Net assets at beginning
  of year....................  93,663,967  104,205,804  440,450   490,725  17,193,284  19,331,475
                              -----------  -----------  -------   -------  ----------  ----------
Net assets at end of year....  91,589,940   93,663,967  433,834   440,450  17,674,324  17,193,284
                              ===========  ===========  =======   =======  ==========  ==========
Change in units (note 5):
   Units purchased...........     323,266      365,138      235     8,162      66,736      78,478
   Units redeemed............  (1,259,700)  (1,332,816)  (3,922)  (10,863)   (258,205)   (259,083)
                              -----------  -----------  -------   -------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (936,434)    (967,678)  (3,687)   (2,701)   (191,469)   (180,605)
                              ===========  ===========  =======   =======  ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                              ----------------------------------------------------------------  ------------------
                                                          TEMPLETON             TEMPLETON          TEMPLETON
                                   MUTUAL SHARES           FOREIGN               FOREIGN          GLOBAL BOND
                                 SECURITIES FUND --    SECURITIES FUND --  SECURITIES FUND --   SECURITIES FUND --
                                   CLASS 2 SHARES      CLASS 1 SHARES        CLASS 2 SHARES     CLASS 1 SHARES
                              -----------------------  -----------------  --------------------  -----------------
                                                                    YEAR ENDED DECEMBER 31,
                              ------------------------------------------------------------------------------------
                                  2012        2011      2012      2011       2012       2011     2012      2011
-                             -----------  ----------   ------   ------   ---------  ---------   ------   ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $     8,168      79,349     721       208      39,641      2,022   3,000     2,728
   Net realized gain
     (loss) on
     investments.............     841,560     165,020    (518)     (126)    (31,536)   (21,571)  1,703       169
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    (138,805)   (518,957)  6,045    (4,873)    420,235   (330,669)  3,330    (4,577)
   Capital gain
     distribution............          --          --      --        --          --         --      94       409
                              -----------  ----------   ------   ------   ---------  ---------   ------   ------
       Increase
         (decrease) in
         net assets from
         operations..........     710,923    (274,588)  6,248    (4,791)    428,340   (350,218)  8,127    (1,271)
                              -----------  ----------   ------   ------   ---------  ---------   ------   ------
From capital
  transactions (note 4):
   Net premiums..............       3,874      83,336      --        --       3,483      4,446      --        --
   Death benefits............     (17,339)    (22,960)     --        --          --    (18,994)     --        --
   Surrenders................    (747,509)   (821,427) (6,117)   (1,128)   (255,428)  (169,202) (6,655)     (129)
   Administrative
     expenses................     (12,047)    (53,729)    (53)      (57)     (1,466)    (1,586)    (50)      (51)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (6,329,173)   (252,825)    680     1,730     361,045    (26,717) (1,730)    1,502
                              -----------  ----------   ------   ------   ---------  ---------   ------   ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (7,102,194) (1,067,605) (5,490)      545     107,634   (212,053) (8,435)    1,322
                              -----------  ----------   ------   ------   ---------  ---------   ------   ------
Increase (decrease) in
  net assets.................  (6,391,271) (1,342,193)    758    (4,246)    535,974   (562,271)   (308)       51
Net assets at beginning
  of year....................  10,529,854  11,872,047  36,825    41,071   2,512,712  3,074,983  63,320    63,269
                              -----------  ----------   ------   ------   ---------  ---------   ------   ------
Net assets at end of year.... $ 4,138,583  10,529,854  37,583    36,825   3,048,686  2,512,712  63,012    63,320
                              ===========  ==========   ======   ======   =========  =========   ======   ======
Change in units (note 5):
   Units purchased...........      10,588      98,305     172       155      58,838     17,014     281       101
   Units redeemed............    (787,215)   (197,824)   (579)     (107)    (37,129)   (28,677)   (769)      (20)
                              -----------  ----------   ------   ------   ---------  ---------   ------   ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (776,627)    (99,519)   (407)       48      21,709    (11,663)   (488)       81
                              ===========  ==========   ======   ======   =========  =========   ======   ======

                              ----------------------

                                TEMPLETON GROWTH
                               SECURITIES FUND --
                                 CLASS 2 SHARES
                              --------------------

                              ---------------------
                                 2012       2011
-                             ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    10,091     (7,328)
   Net realized gain
     (loss) on
     investments.............   (49,657)   (30,116)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   456,457   (153,813)
   Capital gain
     distribution............        --         --
                              ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   416,891   (191,257)
                              ---------  ---------
From capital
  transactions (note 4):
   Net premiums..............     4,027      7,055
   Death benefits............        --    (11,582)
   Surrenders................  (333,798)  (216,027)
   Administrative
     expenses................    (7,425)    (7,615)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    90,274    (26,497)
                              ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (246,922)  (254,666)
                              ---------  ---------
Increase (decrease) in
  net assets.................   169,969   (445,923)
Net assets at beginning
  of year.................... 2,242,644  2,688,567
                              ---------  ---------
Net assets at end of year.... 2,412,613  2,242,644
                              =========  =========
Change in units (note 5):
   Units purchased...........    37,084     26,110
   Units redeemed............   (64,754)   (53,754)
                              ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (27,670)   (27,644)
                              =========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                              GE INVESTMENTS FUNDS, INC.
                              ------------------------------------------------------------------------------------------------
                                    CORE VALUE                                   INTERNATIONAL
                                  EQUITY FUND --        INCOME FUND --          EQUITY FUND --        MID-CAP EQUITY FUND --
                                  CLASS 1 SHARES        CLASS 1 SHARES          CLASS 1 SHARES            CLASS 1 SHARES
                              ---------------------  --------------------  ------------------------  ------------------------
                                                                           PERIOD FROM               PERIOD FROM
                                        YEAR ENDED DECEMBER 31,            JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO  YEAR ENDED
                              -------------------------------------------   APRIL 30,   DECEMBER 31,  AUGUST 3,   DECEMBER 31,
                                 2012        2011       2012       2011        2012         2011         2012         2011
-                             ----------  ---------  ---------  ---------  ------------ ------------ ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (4,037)    (9,295)    11,083     44,672       (277)        (458)       (20,318)    (35,648)
   Net realized gain
     (loss) on
     investments.............     11,211      6,706        669    (11,833)   (47,347)     (13,799)        98,329      51,766
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    113,578    (29,903)    57,805     71,753     52,032        1,728         90,748    (407,811)
   Capital gain
     distribution............         --         --         --         --         --           --             --     157,640
                              ----------  ---------  ---------  ---------    -------      -------     ----------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........    120,752    (32,492)    69,557    104,592      4,408      (12,529)       168,759    (234,053)
                              ----------  ---------  ---------  ---------    -------      -------     ----------   ---------
From capital
  transactions (note 4):
   Net premiums..............      1,789      4,412      2,789     15,685         --           --            655      10,114
   Death benefits............         --         --    (29,665)        --         --           --             --          --
   Surrenders................    (89,065)  (188,163)  (211,517)  (288,558)      (906)      (5,718)      (223,923)   (339,074)
   Administrative
     expenses................     (3,014)    (2,975)    (4,469)    (4,500)       (18)         (39)        (1,783)     (3,446)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    (11,458)   (75,745)   (17,508)   (74,015)   (58,927)       5,093     (2,023,597)    (54,006)
                              ----------  ---------  ---------  ---------    -------      -------     ----------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (101,748)  (262,471)  (260,370)  (351,388)   (59,851)        (664)    (2,248,648)   (386,412)
                              ----------  ---------  ---------  ---------    -------      -------     ----------   ---------
Increase (decrease) in
  net assets.................     19,004   (294,963)  (190,813)  (246,796)   (55,443)     (13,193)    (2,079,889)   (620,465)
Net assets at beginning
  of year....................  1,073,454  1,368,417  1,807,200  2,053,996     55,443       68,636      2,079,889   2,700,354
                              ----------  ---------  ---------  ---------    -------      -------     ----------   ---------
Net assets at end of year.... $1,092,458  1,073,454  1,616,387  1,807,200         --       55,443             --   2,079,889
                              ==========  =========  =========  =========    =======      =======     ==========   =========
Change in units (note 5):
   Units purchased...........      2,169      3,014      5,233      8,650          5        1,266          1,737       7,874
   Units redeemed............    (10,664)   (25,283)   (24,690)   (36,583)    (5,862)      (1,344)      (143,708)    (30,649)
                              ----------  ---------  ---------  ---------    -------      -------     ----------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (8,495)   (22,269)   (19,457)   (27,933)    (5,857)         (78)      (141,971)    (22,775)
                              ==========  =========  =========  =========    =======      =======     ==========   =========

                              -------------------------


                                  MONEY MARKET FUND
                              ------------------------
                              PERIOD FROM
                              JANUARY 1 TO  YEAR ENDED
                               AUGUST 3,   DECEMBER 31,
                                  2012         2011
-                             ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    (107,468)    (213,300)
   Net realized gain
     (loss) on
     investments.............          --           --
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........          --           --
   Capital gain
     distribution............          --           --
                              -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........    (107,468)    (213,300)
                              -----------  -----------
From capital
  transactions (note 4):
   Net premiums..............      57,448      418,074
   Death benefits............  (5,803,150) (13,949,135)
   Surrenders................  (3,143,283)  (6,763,701)
   Administrative
     expenses................     (11,449)     (25,777)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (3,559,961)  15,588,032
                              -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (12,460,395)  (4,732,507)
                              -----------  -----------
Increase (decrease) in
  net assets................. (12,567,863)  (4,945,807)
Net assets at beginning
  of year....................  12,567,863   17,513,670
                              -----------  -----------
Net assets at end of year....          --   12,567,863
                              ===========  ===========
Change in units (note 5):
   Units purchased...........   4,074,654   13,201,315
   Units redeemed............ (13,481,901) (16,766,929)
                              -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (9,407,247)  (3,565,614)
                              ===========  ===========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                   GE INVESTMENTS FUNDS, INC. (CONTINUED)
                              ----------------------------------------------------------------------------------------
                                 PREMIER GROWTH         REAL ESTATE                                    SMALL-CAP
                                 EQUITY FUND --     SECURITIES FUND --         S&P 500(R)           EQUITY FUND --
                                 CLASS 1 SHARES       CLASS 1 SHARES           INDEX FUND           CLASS 1 SHARES
                              -------------------  --------------------  ----------------------  --------------------
                                                                          YEAR ENDED DECEMBER 31,
                              ----------------------------------------------------------------------------------------
                                2012       2011       2012       2011       2012        2011        2012       2011
                              --------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (6,306)   (13,538)    13,139    (18,765)     45,209      11,125    (35,708)   (40,752)
   Net realized gain
     (loss) on
     investments.............   12,521     13,193    253,625    176,787     437,211     306,429    103,173     48,894
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  148,399     (6,342)   368,272    244,888   1,045,458    (290,286)    18,686     44,079
   Capital gain
     distribution............       --         --         --         --          --          --    190,353         --
                              --------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........  154,614     (6,687)   635,036    402,910   1,527,878      27,268    276,504     52,221
                              --------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
From capital
  transactions (note 4):
   Net premiums..............      342        355     24,811     34,852      92,242      31,878        405     18,069
   Death benefits............       --      3,774    (10,953)    (2,199)   (201,455)   (253,079)         7         --
   Surrenders................  (47,425)  (158,274)  (597,959)  (493,628) (2,682,738) (3,887,443)  (529,248)  (291,591)
   Administrative
     expenses................     (959)      (994)   (21,314)   (19,389)    (18,297)    (23,215)    (2,741)    (2,619)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (9,334)   (31,122)   323,139   (312,586)    318,392     104,679    (64,180)  (171,984)
                              --------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (57,376)  (186,261)  (282,276)  (792,950) (2,491,856) (4,027,180)  (595,757)  (448,125)
                              --------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets.................   97,238   (192,948)   352,760   (390,040)   (963,978) (3,999,912)  (319,253)  (395,904)
Net assets at beginning
  of year....................  827,124  1,020,072  4,474,818  4,864,858  11,920,831  15,920,743  2,412,848  2,808,752
                              --------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Net assets at end of year.... $924,362    827,124  4,827,578  4,474,818  10,956,853  11,920,831  2,093,595  2,412,848
                              ========  =========  =========  =========  ==========  ==========  =========  =========
Change in units (note 5):
   Units purchased...........      310      1,182     64,038     45,250      73,591     105,968      6,660      5,421
   Units redeemed............   (5,172)   (18,974)   (78,755)   (97,505)   (293,493)   (490,818)   (43,153)   (34,929)
                              --------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (4,862)   (17,792)   (14,717)   (52,255)   (219,902)   (384,850)   (36,493)   (29,508)
                              ========  =========  =========  =========  ==========  ==========  =========  =========

                              -----------------------

                               TOTAL RETURN FUND --
                                  CLASS 1 SHARES
                              ----------------------

                              -----------------------
                                 2012        2011
                              ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    (16,490)      1,685
   Net realized gain
     (loss) on
     investments.............    153,809      44,511
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  1,305,200    (755,448)
   Capital gain
     distribution............         --          --
                              ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........  1,442,519    (709,252)
                              ----------  ----------
From capital
  transactions (note 4):
   Net premiums..............    474,865     478,658
   Death benefits............        719       2,237
   Surrenders................ (3,484,309) (1,902,416)
   Administrative
     expenses................    (10,928)    (14,167)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    160,046    (260,698)
                              ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (2,859,607) (1,696,386)
                              ----------  ----------
Increase (decrease) in
  net assets................. (1,417,088) (2,405,638)
Net assets at beginning
  of year.................... 14,654,552  17,060,190
                              ----------  ----------
Net assets at end of year.... 13,237,464  14,654,552
                              ==========  ==========
Change in units (note 5):
   Units purchased...........     62,821      76,350
   Units redeemed............   (293,284)   (212,319)
                              ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (230,463)   (135,969)
                              ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                 GE INVESTMENTS FUNDS, INC. (CONTINUED)
                             ----------------------------------------------

                                TOTAL RETURN FUND --    U.S. EQUITY FUND --
                                   CLASS 3 SHARES          CLASS 1 SHARES
                             -------------------------  -------------------

                                         YEAR ENDED DECEMBER 31,
                             ----------------------------------------------
                                 2012          2011       2012       2011
-                            ------------  -----------  --------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (733,002)    (581,854)   (3,198)    (7,616)
 Net realized gain
   (loss) on investments....      (39,132)    (641,192)   20,880        832
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   11,508,574   (4,597,273)   92,651    (29,172)
 Capital gain
   distribution.............           --           --        --         --
                             ------------  -----------  --------  ---------
    Increase (decrease)
     in net assets from
     operations.............   10,736,440   (5,820,319)  110,333    (35,956)
                             ------------  -----------  --------  ---------
From capital
 transactions (note 4):
 Net premiums...............      640,404    1,178,978       234      9,984
 Death benefits.............      (40,099)          --    (2,011)        --
 Surrenders.................   (7,576,541)  (6,524,150) (165,803)  (216,279)
 Administrative expenses....     (523,099)    (521,436)   (2,002)    (2,366)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (2,457,752)  (2,788,308)  (38,123)     3,519
                             ------------  -----------  --------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (9,957,087)  (8,654,916) (207,705)  (205,142)
                             ------------  -----------  --------  ---------
Increase (decrease) in
 net assets.................      779,353  (14,475,235)  (97,372)  (241,098)
Net assets at beginning
 of year....................  109,323,577  123,798,812   829,199  1,070,297
                             ------------  -----------  --------  ---------
Net assets at end of year... $110,102,930  109,323,577   731,827    829,199
                             ============  ===========  ========  =========
Change in units (note 5):
 Units purchased............      370,713      577,539     1,340      3,495
 Units redeemed.............   (1,385,371)  (1,471,257)  (20,003)   (21,256)
                             ------------  -----------  --------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (1,014,658)    (893,718)  (18,663)   (17,761)
                             ============  ===========  ========  =========

                                                   GENWORTH VARIABLE INSURANCE TRUST
                             ----------------------------------------------------------------------------
                                 GENWORTH CALAMOS          GENWORTH DAVIS NY       GENWORTH EATON VANCE
                                  GROWTH FUND --            VENTURE FUND --       LARGE CAP VALUE FUND --
                                  SERVICE SHARES            SERVICE SHARES            SERVICE SHARES
                             ------------------------  ------------------------  ------------------------
                             PERIOD FROM               PERIOD FROM               PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO  YEAR ENDED
                             JANUARY 27,  DECEMBER 31, JANUARY 27,  DECEMBER 31, JANUARY 27,  DECEMBER 31,
                                 2012         2011         2012         2011         2012         2011
-                            ------------ ------------ ------------ ------------ ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................      (3,207)    (45,139)        (723)     (5,481)        (9,084)    (26,882)
 Net realized gain
   (loss) on investments....     153,385     157,103       82,869      25,853        498,728     126,404
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........      (3,942)   (594,563)     (51,982)    (51,491)      (233,803)   (670,489)
 Capital gain
   distribution.............          --     279,537           --          --             --     112,527
                              ----------   ---------     --------     -------     ----------   ---------
    Increase (decrease)
     in net assets from
     operations.............     146,236    (203,062)      30,164     (31,119)       255,841    (458,440)
                              ----------   ---------     --------     -------     ----------   ---------
From capital
 transactions (note 4):
 Net premiums...............         776      27,449           --          --          1,563      73,599
 Death benefits.............          --      (2,018)          --          --             --      (5,643)
 Surrenders.................      (9,150)   (144,853)      (1,642)     (9,739)       (25,175)   (492,173)
 Administrative expenses....      (1,426)    (18,519)        (509)     (4,933)        (3,689)    (50,368)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,508,526)     37,955     (616,022)     74,361     (7,074,646)    190,228
                              ----------   ---------     --------     -------     ----------   ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,518,326)    (99,986)    (618,173)     59,689     (7,101,947)   (284,357)
                              ----------   ---------     --------     -------     ----------   ---------
Increase (decrease) in
 net assets.................  (2,372,090)   (303,048)    (588,009)     28,570     (6,846,106)   (742,797)
Net assets at beginning
 of year....................   2,372,090   2,675,138      588,009     559,439      6,846,106   7,588,903
                              ----------   ---------     --------     -------     ----------   ---------
Net assets at end of year...          --   2,372,090           --     588,009             --   6,846,106
                              ==========   =========     ========     =======     ==========   =========
Change in units (note 5):
 Units purchased............       3,105      55,842        1,888      24,836          1,298     123,043
 Units redeemed.............    (225,728)    (62,355)     (65,194)    (18,064)      (788,450)   (152,314)
                              ----------   ---------     --------     -------     ----------   ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (222,623)     (6,513)     (63,306)      6,772       (787,152)    (29,271)
                              ==========   =========     ========     =======     ==========   =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                             -------------------------

                                     GENWORTH
                              ENHANCED INTERNATIONAL
                                   INDEX FUND --
                                  SERVICE SHARES
                             ------------------------
                             PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED
                             JANUARY 27,  DECEMBER 31,
                                 2012         2011
                             ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  $    (542)         789
 Net realized gain
   (loss) on investments....    (34,149)       5,574
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     39,767      (87,564)
 Capital gain
   distribution.............         --           --
                              ---------     --------
    Increase (decrease)
     in net assets from
     operations.............      5,076      (81,201)
                              ---------     --------
From capital
 transactions (note 4):
 Net premiums...............         --           --
 Death benefits.............         --           --
 Surrenders.................       (329)    (119,833)
 Administrative expenses....       (230)      (2,973)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (458,884)      15,244
                              ---------     --------
    Increase (decrease)
     in net assets from
     capital transactions...   (459,443)    (107,562)
                              ---------     --------
Increase (decrease) in
 net assets.................   (454,367)    (188,763)
Net assets at beginning
 of year....................    454,367      643,130
                              ---------     --------
Net assets at end of year...  $      --      454,367
                              =========     ========
Change in units (note 5):
 Units purchased............        338        8,450
 Units redeemed.............    (49,021)     (18,662)
                              ---------     --------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (48,683)     (10,212)
                              =========     ========

                                              GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                             -------------------------------------------------------------------------------------------------------

                                 GENWORTH GOLDMAN         GENWORTH LEGG MASON
                                SACHS ENHANCED CORE     CLEARBRIDGE AGGRESSIVE        GENWORTH PIMCO
                                BOND INDEX FUND --          GROWTH FUND --          STOCKSPLUS FUND --
                                  SERVICE SHARES            SERVICE SHARES            SERVICE SHARES
                             ------------------------  ------------------------  ------------------------
                             PERIOD FROM               PERIOD FROM               PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO  YEAR ENDED
                             JANUARY 27,  DECEMBER 31, JANUARY 27,  DECEMBER 31, JANUARY 27,  DECEMBER 31,
                                 2012         2011         2012         2011         2012         2011
                             ------------ ------------ ------------ ------------ ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     (28,243)      51,011       (8,400)   (113,752)      (32,730)     205,851
 Net realized gain
   (loss) on investments....     (58,843)      30,744      438,433     170,230        17,025      426,829
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (193,131)     994,385       (8,978)   (393,707)    1,031,712   (2,359,512)
 Capital gain
   distribution.............          --           --           --     434,278            --    1,953,203
                             -----------   ----------   ----------   ---------   -----------   ----------
    Increase (decrease)
     in net assets from
     operations.............    (280,217)   1,076,140      421,055      97,049     1,016,007      226,371
                             -----------   ----------   ----------   ---------   -----------   ----------
From capital
 transactions (note 4):
 Net premiums...............       7,820      260,903        1,563      68,496         6,251      273,984
 Death benefits.............          --      (22,924)          --      (5,958)           --      (23,397)
 Surrenders.................     (80,143)  (1,361,931)     (26,611)   (343,019)      (99,689)  (1,379,219)
 Administrative expenses....     (11,339)    (157,885)      (3,581)    (44,965)      (14,155)    (180,270)
 Transfers between
   subaccounts
   (including fixed
   account), net............ (21,240,762)  (1,681,969)  (6,601,899)   (478,698)  (25,362,198)  (1,536,059)
                             -----------   ----------   ----------   ---------   -----------   ----------
    Increase (decrease)
     in net assets from
     capital transactions... (21,324,424)  (2,963,806)  (6,630,528)   (804,144)  (25,469,791)  (2,844,961)
                             -----------   ----------   ----------   ---------   -----------   ----------
Increase (decrease) in
 net assets................. (21,604,641)  (1,887,666)  (6,209,473)   (707,095)  (24,453,784)  (2,618,590)
Net assets at beginning
 of year....................  21,604,641   23,492,307    6,209,473   6,916,568    24,453,784   27,072,374
                             -----------   ----------   ----------   ---------   -----------   ----------
Net assets at end of year...          --   21,604,641           --   6,209,473            --   24,453,784
                             ===========   ==========   ==========   =========   ===========   ==========
Change in units (note 5):
 Units purchased............      41,605      389,555          551      80,498         1,425      243,019
 Units redeemed.............  (1,810,416)    (634,591)    (520,766)   (140,622)   (2,040,747)    (466,724)
                             -----------   ----------   ----------   ---------   -----------   ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (1,768,811)    (245,036)    (520,215)    (60,124)   (2,039,322)    (223,705)
                             ===========   ==========   ==========   =========   ===========   ==========

                             -------------------------
                                     GENWORTH
                                 PYRAMIS(R) SMALL/
                                      MID CAP
                                   CORE FUND --
                                  SERVICE SHARES
                             ------------------------
                             PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED
                             JANUARY 27,  DECEMBER 31,
                                 2012         2011
                             ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................      (8,272)     (85,716)
 Net realized gain
   (loss) on investments....    (336,397)     318,242
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     684,007   (1,998,654)
 Capital gain
   distribution.............          --    1,273,434
                              ----------   ----------
    Increase (decrease)
     in net assets from
     operations.............     339,338     (492,694)
                              ----------   ----------
From capital
 transactions (note 4):
 Net premiums...............       1,563       68,496
 Death benefits.............          --       (5,655)
 Surrenders.................     (25,042)    (443,226)
 Administrative expenses....      (3,632)     (44,963)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (6,446,490)     137,892
                              ----------   ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (6,473,601)    (287,456)
                              ----------   ----------
Increase (decrease) in
 net assets.................  (6,134,263)    (780,150)
Net assets at beginning
 of year....................   6,134,263    6,914,413
                              ----------   ----------
Net assets at end of year...          --    6,134,263
                              ==========   ==========
Change in units (note 5):
 Units purchased............       1,294      169,374
 Units redeemed.............    (650,181)    (185,923)
                              ----------   ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (648,887)     (16,549)
                              ==========   ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                     GOLDMAN SACHS VARIABLE INSURANCE TRUST                             JPMORGAN INSURANCE TRUST
                              ------------------------------------------------------  -------------------------------------------

                                GOLDMAN SACHS                          GOLDMAN SACHS   JPMORGAN INSURANCE    JPMORGAN INSURANCE
                                  LARGE CAP                             MONEY MARKET     TRUST CORE BOND     TRUST EQUITY INDEX
                                VALUE FUND --         GOLDMAN SACHS       FUND --         PORTFOLIO --          PORTFOLIO --
                              INSTITUTIONAL SHARES MID CAP VALUE FUND  SERVICE SHARES        CLASS 1               CLASS 1
                              -------------------  ------------------  -------------- --------------------  --------------------
                                                                        PERIOD FROM
                                     YEAR ENDED DECEMBER 31,            AUGUST 3 TO                      YEAR ENDED DECEMBER 31,
                              ---------------------------------------   DECEMBER 31,  -------------------------------------------
                                2012       2011      2012      2011         2012         2012       2011       2012       2011
-                              --------   ------   --------  --------  -------------- ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    (64)     (138)    (3,043)   (6,539)      (73,658)    142,566    222,505     (1,730)    (2,339)
   Net realized gain
     (loss) on
     investments.............     (166)     (151)    13,166    (6,374)           --      70,599     69,388     91,028     31,832
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   12,045    (7,019)    87,990   (48,161)           --     (41,459)    21,866    105,844    (28,217)
   Capital gain
     distribution............    2,042        --         --        --            --          --         --         --         --
                               --------   ------   --------  --------    ----------   ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   13,857    (7,308)    98,113   (61,074)      (73,658)    171,706    313,759    195,142      1,276
                               --------   ------   --------  --------    ----------   ---------  ---------  ---------  ---------
From capital
  transactions (note 4):
   Net premiums..............       --        --        300     1,925           122       1,342     11,269         --      4,838
   Death benefits............       --        --    (10,030)       --    (2,534,233)         --   (101,300)        --    (47,141)
   Surrenders................   (6,644)   (1,782)  (177,198)  (65,743)   (1,499,349)   (770,228)  (478,790)   (88,348)  (101,051)
   Administrative
     expenses................      (33)      (36)      (521)     (617)       (9,321)     (3,808)    (4,099)      (883)    (1,240)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (4,369)       --    (43,271)  (80,021)   15,308,534      98,641   (246,510)  (494,468)   (37,639)
                               --------   ------   --------  --------    ----------   ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (11,046)   (1,818)  (230,720) (144,456)   11,265,753    (674,053)  (819,430)  (583,699)  (182,233)
                               --------   ------   --------  --------    ----------   ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................    2,811    (9,126)  (132,607) (205,530)   11,192,095    (502,347)  (505,671)  (388,557)  (180,957)
Net assets at beginning
  of year....................   81,143    90,269    667,412   872,942            --   5,291,875  5,797,546  1,775,236  1,956,193
                               --------   ------   --------  --------    ----------   ---------  ---------  ---------  ---------
Net assets at end of year.... $ 83,954    81,143    534,805   667,412    11,192,095   4,789,528  5,291,875  1,386,679  1,775,236
                               ========   ======   ========  ========    ==========   =========  =========  =========  =========
Change in units (note 5):
   Units purchased...........       --        --      1,050     3,886     1,818,087      49,722     69,159      6,676     27,281
   Units redeemed............     (985)     (162)   (14,997)  (14,548)     (691,647)   (100,200)  (132,998)   (66,376)   (46,908)
                               --------   ------   --------  --------    ----------   ---------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (985)     (162)   (13,947)  (10,662)    1,126,440     (50,478)   (63,839)   (59,700)   (19,627)
                               ========   ======   ========  ========    ==========   =========  =========  =========  =========

                              -------------------
                                  JPMORGAN
                                  INSURANCE
                              TRUST INTERNATIONAL
                              EQUITY PORTFOLIO --
                                   CLASS 1
                              ------------------


                              -------------------
                                2012      2011
-                             -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............     679       337
   Net realized gain
     (loss) on
     investments.............   1,093     7,602
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  13,428   (25,145)
   Capital gain
     distribution............      --        --
                              -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........  15,200   (17,206)
                              -------   -------
From capital
  transactions (note 4):
   Net premiums..............      --        --
   Death benefits............      --        --
   Surrenders................ (18,057)  (43,696)
   Administrative
     expenses................     (36)      (47)
   Transfers between
     subaccounts
     (including fixed
     account), net...........      94       885
                              -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (17,999)  (42,858)
                              -------   -------
Increase (decrease) in
  net assets.................  (2,799)  (60,064)
Net assets at beginning
  of year....................  96,251   156,315
                              -------   -------
Net assets at end of year....  93,452    96,251
                              =======   =======
Change in units (note 5):
   Units purchased...........      13       234
   Units redeemed............  (1,406)   (3,363)
                              -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (1,393)   (3,129)
                              =======   =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                           JPMORGAN INSURANCE TRUST (CONTINUED)
                              ----------------------------------------------------------------------------------
                              JPMORGAN INSURANCE    JPMORGAN INSURANCE JPMORGAN INSURANCE   JPMORGAN INSURANCE
                              TRUST INTREPID GROWTH TRUST INTREPID MID   TRUST MID CAP      TRUST MID CAP VALUE
                                 PORTFOLIO --       CAP PORTFOLIO --   GROWTH PORTFOLIO --     PORTFOLIO --
                                   CLASS 1               CLASS 1            CLASS 1               CLASS 1
                              --------------------  ----------------   ------------------  --------------------
                                                                 YEAR ENDED DECEMBER 31,
                              ----------------------------------------------------------------------------------
                                2012        2011      2012      2011     2012      2011       2012       2011
-                              --------   -------   -------   -------  -------   -------   ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (7,145)    (4,095)   (5,455)   (5,331)  (9,307)   (9,902)     (6,228)    (3,114)
   Net realized gain
     (loss) on
     investments.............   14,149     10,906    11,150    11,332   20,534    33,975     142,985    178,577
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   64,013     (3,637)   62,113   (17,269)  50,229   (57,153)     78,243   (166,454)
   Capital gain
     distribution............       --         --        --        --    5,771        --          --         --
                               --------   -------   -------   -------  -------   -------   ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   71,017      3,174    67,808   (11,268)  67,227   (33,080)    215,000      9,009
                               --------   -------   -------   -------  -------   -------   ---------  ---------
From capital
  transactions (note 4):
   Net premiums..............       --      1,209        --     1,210       --     1,210         420        900
   Death benefits............       --    (11,622)       --   (11,162)      --   (10,699)         --     (6,213)
   Surrenders................  (31,689)   (23,953)  (29,956)  (23,872) (26,001)  (34,331)   (325,147)  (336,484)
   Administrative
     expenses................     (380)      (308)     (350)     (373)    (348)     (366)     (1,504)    (1,696)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  134,680    (13,214)  (14,263)    1,665   (9,712)  (16,890)    (45,564)  (114,801)
                               --------   -------   -------   -------  -------   -------   ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  102,611    (47,888)  (44,569)  (32,532) (36,061)  (61,076)   (371,795)  (458,294)
                               --------   -------   -------   -------  -------   -------   ---------  ---------
Increase (decrease) in
  net assets.................  173,628    (44,714)   23,239   (43,800)  31,166   (94,156)   (156,795)  (449,285)
Net assets at beginning
  of year....................  436,700    481,414   492,952   536,752  472,089   566,245   1,350,992  1,800,277
                               --------   -------   -------   -------  -------   -------   ---------  ---------
Net assets at end of year.... $610,328    436,700   516,191   492,952  503,255   472,089   1,194,197  1,350,992
                               ========   =======   =======   =======  =======   =======   =========  =========
Change in units (note 5):
   Units purchased...........   17,574      6,847     2,826     9,618    4,881    10,514         252      6,034
   Units redeemed............   (7,665)   (11,354)   (7,140)  (12,446)  (7,897)  (15,338)    (22,046)   (35,218)
                               --------   -------   -------   -------  -------   -------   ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    9,909     (4,507)   (4,314)   (2,828)  (3,016)   (4,824)    (21,794)   (29,184)
                               ========   =======   =======   =======  =======   =======   =========  =========

                              ----------------
                              JPMORGAN INSURANCE
                               TRUST SMALL CAP
                              CORE PORTFOLIO --
                                   CLASS 1
                              ----------------

                              ----------------
                                2012      2011
-                             -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  (3,825)   (4,317)
   Net realized gain
     (loss) on
     investments.............  16,202    23,252
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  32,177   (34,220)
   Capital gain
     distribution............      --        --
                              -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........  44,554   (15,285)
                              -------   -------
From capital
  transactions (note 4):
   Net premiums..............      --        --
   Death benefits............      --        --
   Surrenders................ (33,821)  (54,090)
   Administrative
     expenses................    (219)     (214)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (4,094)   10,823
                              -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (38,134)  (43,481)
                              -------   -------
Increase (decrease) in
  net assets.................   6,420   (58,766)
Net assets at beginning
  of year.................... 266,632   325,398
                              -------   -------
Net assets at end of year.... 273,052   266,632
                              =======   =======
Change in units (note 5):
   Units purchased...........     255     1,382
   Units redeemed............  (2,557)   (3,911)
                              -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (2,302)   (2,529)
                              =======   =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                JPMORGAN INSURANCE
                                TRUST (CONTINUED)                                     JANUS ASPEN SERIES
                              ---------------------  ------------------------------------------------------------------
                                JPMORGAN INSURANCE
                                TRUST U.S. EQUITY                                                       ENTERPRISE
                                   PORTFOLIO --      BALANCED PORTFOLIO --  BALANCED PORTFOLIO --      PORTFOLIO --
                                     CLASS 1         INSTITUTIONAL SHARES      SERVICE SHARES      INSTITUTIONAL SHARES
                              ---------------------  --------------------  ----------------------  -------------------
                                                                        YEAR ENDED DECEMBER 31,
                              -----------------------------------------------------------------------------------------
                                 2012        2011       2012       2011       2012        2011       2012       2011
                              ----------  ---------  ---------  ---------  ----------  ----------  --------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (6,572)   (13,888)    17,572     13,194      95,665      52,818   (10,472)   (12,392)
   Net realized gain
     (loss) on
     investments.............    103,428     29,868     13,006     33,968     158,485     141,761     1,768    (16,675)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    154,013    (89,128)    20,670   (106,219)    348,764  (1,005,012)  115,679     14,661
   Capital gain
     distribution............         --         --     91,373     69,229     940,734     739,635        --         --
                              ----------  ---------  ---------  ---------  ----------  ----------  --------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    250,869    (73,148)   142,621     10,172   1,543,648     (70,798)  106,975    (14,406)
                              ----------  ---------  ---------  ---------  ----------  ----------  --------  ---------
From capital
  transactions (note 4):
   Net premiums..............         --      4,838      2,734        360     198,205     262,777       342        445
   Death benefits............         --    (46,648)    (2,889)   (13,610)         --     (13,374)       --        134
   Surrenders................   (137,134)  (106,902)  (145,116)  (187,329) (2,185,760)   (985,514)  (87,787)  (295,055)
   Administrative
     expenses................     (1,086)    (1,419)    (1,080)    (1,184)    (77,722)    (75,915)     (874)    (1,079)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (508,499)    20,325     (3,205)   (52,228)    201,614     167,176   (13,744)   (21,663)
                              ----------  ---------  ---------  ---------  ----------  ----------  --------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (646,719)  (129,806)  (149,556)  (253,991) (1,863,663)   (644,850) (102,063)  (317,218)
                              ----------  ---------  ---------  ---------  ----------  ----------  --------  ---------
Increase (decrease) in
  net assets.................   (395,850)  (202,954)    (6,935)  (243,819)   (320,015)   (715,648)    4,912   (331,624)
Net assets at beginning
  of year....................  1,951,969  2,154,923  1,235,857  1,479,676  14,118,397  14,834,045   716,847  1,048,471
                              ----------  ---------  ---------  ---------  ----------  ----------  --------  ---------
Net assets at end of year.... $1,556,119  1,951,969  1,228,922  1,235,857  13,798,382  14,118,397   721,759    716,847
                              ==========  =========  =========  =========  ==========  ==========  ========  =========
Change in units (note 5):
   Units purchased...........      7,040     27,670        133        590      98,110      96,997        34        237
   Units redeemed............    (65,509)   (40,169)    (7,199)   (13,166)   (236,247)   (144,371)   (5,638)   (18,507)
                              ----------  ---------  ---------  ---------  ----------  ----------  --------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (58,469)   (12,499)    (7,066)   (12,576)   (138,137)    (47,374)   (5,604)   (18,270)
                              ==========  =========  =========  =========  ==========  ==========  ========  =========


                              -----------------

                                 ENTERPRISE
                                PORTFOLIO --
                               SERVICE SHARES
                              ----------------

                              -----------------
                                2012     2011
                              -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  (1,507)  (1,870)
   Net realized gain
     (loss) on
     investments.............   4,238   36,475
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  11,291  (34,824)
   Capital gain
     distribution............      --       --
                              -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........  14,022     (219)
                              -------  -------
From capital
  transactions (note 4):
   Net premiums..............     168      168
   Death benefits............      --    1,075
   Surrenders................  (1,791) (73,422)
   Administrative
     expenses................     (19)     (19)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (5,036)    (565)
                              -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (6,678) (72,763)
                              -------  -------
Increase (decrease) in
  net assets.................   7,344  (72,982)
Net assets at beginning
  of year....................  92,855  165,837
                              -------  -------
Net assets at end of year.... 100,199   92,855
                              =======  =======
Change in units (note 5):
   Units purchased...........      13      690
   Units redeemed............    (494)  (5,083)
                              -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (481)  (4,393)
                              =======  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                               JANUS ASPEN SERIES (CONTINUED)
                              ----------------------------------------------------------------------------------
                                FLEXIBLE BOND                                                  GLOBAL TECHNOLOGY
                                 PORTFOLIO --       FORTY PORTFOLIO --    FORTY PORTFOLIO --    PORTFOLIO --
                              INSTITUTIONAL SHARES INSTITUTIONAL SHARES     SERVICE SHARES     SERVICE SHARES
                              -------------------  -------------------  ---------------------  ----------------
                                                                   YEAR ENDED DECEMBER 31,
                              ----------------------------------------------------------------------------------
                                2012       2011      2012       2011       2012       2011      2012     2011
-                             --------   -------   --------  ---------  ---------  ----------  ------   ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    785     1,603     (6,429)   (11,169)   (98,577)   (116,917)   (158)    (174)
   Net realized gain
     (loss) on
     investments.............    1,618       664     57,354     85,471    340,228     192,565   1,016    1,149
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........      (48)   (2,823)   129,437   (152,973) 1,464,893    (765,312)    722   (1,910)
   Capital gain
     distribution............      869     4,126         --         --         --          --      --       --
                              --------   -------   --------  ---------  ---------  ----------  ------   ------
       Increase
         (decrease) in
         net assets from
         operations..........    3,224     3,570    180,362    (78,671) 1,706,544    (689,664)  1,580     (935)
                              --------   -------   --------  ---------  ---------  ----------  ------   ------
From capital
  transactions (note 4):
   Net premiums..............       --        --         --         90     63,007      75,824      --       --
   Death benefits............       --        --         --         --     (3,489)     (2,109)     --       --
   Surrenders................  (33,770)  (15,243)  (141,487)  (394,394)  (846,658) (1,326,416) (2,739)  (2,272)
   Administrative
     expenses................      (43)      (45)      (758)      (824)   (54,900)    (48,898)    (10)     (14)
   Transfers between
     subaccounts
     (including fixed
     account), net...........      (44)      346    (56,438)   (18,425)   453,118     926,544      16      896
                              --------   -------   --------  ---------  ---------  ----------  ------   ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (33,857)  (14,942)  (198,683)  (413,553)  (388,922)   (375,055) (2,733)  (1,390)
                              --------   -------   --------  ---------  ---------  ----------  ------   ------
Increase (decrease) in
  net assets.................  (30,633)  (11,372)   (18,321)  (492,224) 1,317,622  (1,064,719) (1,153)  (2,325)
Net assets at beginning
  of year....................   63,621    74,993    842,408  1,334,632  7,462,632   8,527,351  10,035   12,360
                              --------   -------   --------  ---------  ---------  ----------  ------   ------
Net assets at end of year.... $ 32,988    63,621    824,087    842,408  8,780,254   7,462,632   8,882   10,035
                              ========   =======   ========  =========  =========  ==========  ======   ======
Change in units (note 5):
   Units purchased...........       --        19          4        460    168,310     198,669      --      120
   Units redeemed............   (1,718)     (822)   (10,017)   (23,270)  (185,851)   (225,621)   (222)    (249)
                              --------   -------   --------  ---------  ---------  ----------  ------   ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (1,718)     (803)   (10,013)   (22,810)   (17,541)    (26,952)   (222)    (129)
                              ========   =======   ========  =========  =========  ==========  ======   ======

                              --------------------

                              JANUS PORTFOLIO --
                              INSTITUTIONAL SHARES
                              -------------------

                              --------------------
                                2012      2011
-                             -------   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  (3,549)    (4,778)
   Net realized gain
     (loss) on
     investments.............  (3,240)   (31,212)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  64,350      8,086
   Capital gain
     distribution............   6,864         --
                              -------   --------
       Increase
         (decrease) in
         net assets from
         operations..........  64,425    (27,904)
                              -------   --------
From capital
  transactions (note 4):
   Net premiums..............     342        355
   Death benefits............  (9,431)        89
   Surrenders................ (41,518)  (242,986)
   Administrative
     expenses................    (403)      (441)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (9,105)    (9,104)
                              -------   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (60,115)  (252,087)
                              -------   --------
Increase (decrease) in
  net assets.................   4,310   (279,991)
Net assets at beginning
  of year.................... 390,651    670,642
                              -------   --------
Net assets at end of year.... 394,961    390,651
                              =======   ========
Change in units (note 5):
   Units purchased...........      34        376
   Units redeemed............  (5,127)   (23,077)
                              -------   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (5,093)   (22,701)
                              =======   ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                              JANUS ASPEN SERIES (CONTINUED)
                              -------------------------------------------------------------------------------------
                              JANUS PORTFOLIO -- OVERSEAS PORTFOLIO -- OVERSEAS PORTFOLIO -- WORLDWIDE PORTFOLIO --
                               SERVICE SHARES    INSTITUTIONAL SHARES     SERVICE SHARES     INSTITUTIONAL SHARES
                              ----------------   --------------------  -------------------   ---------------------
                                                                  YEAR ENDED DECEMBER 31,
                              -------------------------------------------------------------------------------------
                                2012      2011     2012       2011       2012        2011      2012       2011
                              --------   ------  --------   --------   --------   ---------   -------    --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (804)    (984)   (2,425)    (5,062)    (4,303)     (8,826)  (2,409)     (5,203)
   Net realized gain
     (loss) on
     investments.............    4,944      711   (11,141)     7,695     63,033     123,462  (24,970)    (55,558)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    5,395   (6,017)   18,488   (212,073)   (43,183)   (392,239) 100,914     (17,293)
   Capital gain
     distribution............    1,054       --    34,917      5,267     44,496       7,148       --          --
                              --------   ------  --------   --------   --------   ---------   -------    --------
       Increase
         (decrease) in
         net assets from
         operations..........   10,589   (6,290)   39,839   (204,173)    60,043    (270,455)  73,535     (78,054)
                              --------   ------  --------   --------   --------   ---------   -------    --------
From capital
  transactions (note 4):
   Net premiums..............       --       --        --         --         --          --      342         445
   Death benefits............       --       --        --    (17,386)      (244)         --   (1,231)         40
   Surrenders................  (33,073)  (1,700)  (77,595)   (96,541)   (93,864)   (233,755) (66,039)   (205,262)
   Administrative
     expenses................      (15)     (19)     (354)      (500)      (171)       (255)    (362)       (449)
   Transfers between
     subaccounts
     (including fixed
     account), net...........      251       82   (31,225)     3,515   (112,417)       (373) (13,299)    (13,887)
                              --------   ------  --------   --------   --------   ---------   -------    --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (32,837)  (1,637) (109,174)  (110,912)  (206,696)   (234,383) (80,589)   (219,113)
                              --------   ------  --------   --------   --------   ---------   -------    --------
Increase (decrease) in
  net assets.................  (22,248)  (7,927)  (69,335)  (315,085)  (146,653)   (504,838)  (7,054)   (297,167)
Net assets at beginning
  of year....................   83,732   91,659   355,311    670,396    529,295   1,034,133  429,218     726,385
                              --------   ------  --------   --------   --------   ---------   -------    --------
Net assets at end of year.... $ 61,484   83,732   285,976    355,311    382,642     529,295  422,164     429,218
                              ========   ======  ========   ========   ========   =========   =======    ========
Change in units (note 5):
   Units purchased...........      416        9       446        613         --          --      186         433
   Units redeemed............   (3,940)    (193)   (5,470)    (5,305)   (11,088)    (10,006)  (8,277)    (21,440)
                              --------   ------  --------   --------   --------   ---------   -------    --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (3,524)    (184)   (5,024)    (4,692)   (11,088)    (10,006)  (8,091)    (21,007)
                              ========   ======  ========   ========   ========   =========   =======    ========

                              --------------------
                              WORLDWIDE PORTFOLIO --
                               SERVICE SHARES
                              ---------------------

                              --------------------
                                2012        2011
                               -------     -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  (1,316)     (2,268)
   Net realized gain
     (loss) on
     investments.............   3,405       8,833
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  27,330     (36,221)
   Capital gain
     distribution............      --          --
                               -------     -------
       Increase
         (decrease) in
         net assets from
         operations..........  29,419     (29,656)
                               -------     -------
From capital
  transactions (note 4):
   Net premiums..............     168         168
   Death benefits............      --          --
   Surrenders................ (20,500)    (53,788)
   Administrative
     expenses................     (31)        (45)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (1,998)      3,723
                               -------     -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (22,361)    (49,942)
                               -------     -------
Increase (decrease) in
  net assets.................   7,058     (79,598)
Net assets at beginning
  of year.................... 169,019     248,617
                               -------     -------
Net assets at end of year.... 176,077     169,019
                               =======     =======
Change in units (note 5):
   Units purchased...........   1,230         779
   Units redeemed............  (3,744)     (5,741)
                               -------     -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (2,514)     (4,962)
                               =======     =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                              --------------------------------------------------------------------------------------
                                                                                       LEGG MASON
                                                    LEGG MASON       LEGG MASON        CLEARBRIDGE      LEGG MASON
                                  LEGG MASON        CLEARBRIDGE      CLEARBRIDGE        VARIABLE        CLEARBRIDGE
                                  CLEARBRIDGE     VARIABLE EQUITY  VARIABLE EQUITY     FUNDAMENTAL    VARIABLE LARGE
                              VARIABLE AGGRESSIVE INCOME BUILDER   INCOME BUILDER     ALL CAP VALUE      CAP VALUE
                              GROWTH PORTFOLIO --  PORTFOLIO --     PORTFOLIO --      PORTFOLIO --     PORTFOLIO --
                                   CLASS II           CLASS I         CLASS II           CLASS I          CLASS I
                              ------------------  --------------  ----------------  ----------------  --------------
                                                              YEAR ENDED DECEMBER 31,
                              --------------------------------------------------------------------------------------
                                 2012      2011    2012    2011     2012     2011     2012     2011    2012    2011
-                             ---------  -------  ------  ------  -------  -------  -------  -------  ------  ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (7,176) (10,370)      2     103    3,974    6,084      121   (1,095)    294     282
   Net realized gain
     (loss) on
     investments.............    66,982   16,712    (994)   (480) (11,170) (16,778)  (4,496)  (8,443)    547     238
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........     3,958     (512)  1,492     752   68,521   41,471   40,599  (11,921)  4,120     809
   Capital gain
     distribution............    15,248       --      --      --       --       --       --       --      35      --
                              ---------  -------  ------  ------  -------  -------  -------  -------  ------  ------
       Increase
         (decrease) in
         net assets from
         operations..........    79,012    5,830     500     375   61,325   30,777   36,224  (21,459)  4,996   1,329
                              ---------  -------  ------  ------  -------  -------  -------  -------  ------  ------
From capital
  transactions (note 4):
   Net premiums..............       534    5,113      --      --       --       --    1,200   19,210      --      --
   Death benefits............        --       --      --      --       --       --       --       --      --      --
   Surrenders................  (238,549) (39,393) (4,621) (1,146) (76,319) (30,236) (40,427) (90,544) (3,612) (4,543)
   Administrative
     expenses................    (1,079)  (1,043)     (3)     (5)    (434)    (527)    (431)    (395)    (45)    (44)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (61,474) (45,424)   (101)   (186) (13,015) (44,490)     116    4,016      (6)     (1)
                              ---------  -------  ------  ------  -------  -------  -------  -------  ------  ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (300,568) (80,747) (4,725) (1,337) (89,768) (75,253) (39,542) (67,713) (3,663) (4,588)
                              ---------  -------  ------  ------  -------  -------  -------  -------  ------  ------
Increase (decrease) in
  net assets.................  (221,556) (74,917) (4,225)   (962) (28,443) (44,476)  (3,318) (89,172)  1,333  (3,259)
Net assets at beginning
  of year....................   621,859  696,776   5,711   6,673  554,317  598,793  291,101  380,273  34,508  37,767
                              ---------  -------  ------  ------  -------  -------  -------  -------  ------  ------
Net assets at end of year.... $ 400,303  621,859   1,486   5,711  525,874  554,317  287,783  291,101  35,841  34,508
                              =========  =======  ======  ======  =======  =======  =======  =======  ======  ======
Change in units (note 5):
   Units purchased...........       341      565      --      --    4,814    1,130      817    4,043      --      --
   Units redeemed............   (19,139)  (5,950)   (480)   (152) (14,289)  (9,956)  (5,421) (11,521)   (250)   (346)
                              ---------  -------  ------  ------  -------  -------  -------  -------  ------  ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (18,798)  (5,385)   (480)   (152)  (9,475)  (8,826)  (4,604)  (7,478)   (250)   (346)
                              =========  =======  ======  ======  =======  =======  =======  =======  ======  ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                 LEGG MASON
                              PARTNERS VARIABLE
                                INCOME TRUST                              MFS(R) VARIABLE INSURANCE TRUST
                              -----------------  -------------------------------------------------------------------
                               WESTERN ASSET
                              VARIABLE STRATEGIC MFS(R) INVESTORS GROWTH MFS(R) INVESTORS TRUST MFS(R) NEW DISCOVERY
                              BOND PORTFOLIO --  STOCK SERIES -- SERVICE  SERIES -- SERVICE      SERIES -- SERVICE
                                  CLASS I            CLASS SHARES            CLASS SHARES          CLASS SHARES
                              -----------------  ----------------------  ---------------------  ------------------
                                                                   YEAR ENDED DECEMBER 31,
                              --------------------------------------------------------------------------------------
                                2012     2011       2012        2011       2012        2011       2012       2011
-                             -------   ------   ---------   ---------   --------   ---------   --------   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   553      964     (13,933)    (17,181)    (7,125)     (9,281)    (7,555)   (10,946)
   Net realized gain
     (loss) on
     investments.............     125      (13)     77,234      65,935     60,286      43,436      9,740     81,105
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   2,022    1,442      30,586     (59,878)    88,767     (69,731)    37,793   (221,723)
   Capital gain
     distribution............      --       --      45,778          --         --          --     43,842     83,955
                              -------   ------   ---------   ---------   --------   ---------   --------   --------
       Increase
         (decrease) in
         net assets from
         operations..........   2,700    2,393     139,665     (11,124)   141,928     (35,576)    83,820    (67,609)
                              -------   ------   ---------   ---------   --------   ---------   --------   --------
From capital
  transactions (note 4):
   Net premiums..............      --       --         100       1,817        700       3,805         --         --
   Death benefits............      --       --          19          --      1,153          --    (24,141)       904
   Surrenders................  (4,610)  (1,150)   (294,582)   (216,127)  (275,608)   (272,985)   (86,309)  (309,611)
   Administrative
     expenses................     (38)     (41)       (852)     (1,139)    (1,337)     (1,724)      (292)      (310)
   Transfers between
     subaccounts
     (including fixed
     account), net...........      78      (79)    (23,495)   (127,471)   (13,090)    (81,931)     5,735    (81,116)
                              -------   ------   ---------   ---------   --------   ---------   --------   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (4,570)  (1,270)   (318,810)   (342,920)  (288,182)   (352,835)  (105,007)  (390,133)
                              -------   ------   ---------   ---------   --------   ---------   --------   --------
Increase (decrease) in
  net assets.................  (1,870)   1,123    (179,145)   (354,044)  (146,254)   (388,411)   (21,187)  (457,742)
Net assets at beginning
  of year....................  45,748   44,625   1,067,132   1,421,176    885,069   1,273,480    477,449    935,191
                              -------   ------   ---------   ---------   --------   ---------   --------   --------
Net assets at end of year.... $43,878   45,748     887,987   1,067,132    738,815     885,069    456,262    477,449
                              =======   ======   =========   =========   ========   =========   ========   ========
Change in units (note 5):
   Units purchased...........      18       33       1,277       2,019        400       1,391        760      3,035
   Units redeemed............    (281)    (109)    (31,544)    (37,859)   (24,269)    (33,611)    (8,561)   (31,902)
                              -------   ------   ---------   ---------   --------   ---------   --------   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (263)     (76)    (30,267)    (35,840)   (23,869)    (32,220)    (7,801)   (28,867)
                              =======   ======   =========   =========   ========   =========   ========   ========



                              -------------------

                               MFS(R) STRATEGIC
                               INCOME SERIES --
                              SERVICE CLASS SHARES
                              -------------------

                              -------------------
                                2012      2011
-                             -------   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  14,597     19,518
   Net realized gain
     (loss) on
     investments.............   2,283      2,640
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  13,688     (6,714)
   Capital gain
     distribution............      --         --
                              -------   --------
       Increase
         (decrease) in
         net assets from
         operations..........  30,568     15,444
                              -------   --------
From capital
  transactions (note 4):
   Net premiums..............      --         --
   Death benefits............      --         --
   Surrenders................ (69,710)  (172,600)
   Administrative
     expenses................    (448)      (606)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   1,014    (32,677)
                              -------   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (69,144)  (205,883)
                              -------   --------
Increase (decrease) in
  net assets................. (38,576)  (190,439)
Net assets at beginning
  of year.................... 372,486    562,925
                              -------   --------
Net assets at end of year.... 333,910    372,486
                              =======   ========
Change in units (note 5):
   Units purchased...........     226        996
   Units redeemed............  (4,683)   (15,009)
                              -------   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (4,457)   (14,013)
                              =======   ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)
                              -------------------------------------------------------


                              MFS(R) TOTAL RETURN SERIES -- MFS(R) UTILITIES SERIES --
                                SERVICE CLASS SHARES        SERVICE CLASS SHARES
                              ----------------------------  -------------------------
                                                  YEAR ENDED DECEMBER 31,
                              --------------------------------------------------------
                                  2012           2011          2012          2011
                               -----------     ----------    ---------     ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    76,172         63,287      162,892        52,576
   Net realized gain
     (loss) on
     investments.............     103,026          5,053       89,613        96,718
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........     890,012       (109,133)     120,854        41,775
   Capital gain
     distribution............          --             --           --            --
                               -----------     ----------    ---------     ---------
       Increase
         (decrease) in
         net assets from
         operations..........   1,069,210        (40,793)     373,359       191,069
                               -----------     ----------    ---------     ---------
From capital
  transactions (note 4):
   Net premiums..............      14,709         79,894       58,339        13,733
   Death benefits............     (24,438)        (7,857)     (18,722)      (12,517)
   Surrenders................  (1,698,298)    (1,111,662)    (375,934)     (414,312)
   Administrative
     expenses................     (48,157)       (46,954)     (10,562)      (10,997)
   Transfers between
     subaccounts
     (including fixed
     account), net...........     448,354       (224,273)    (135,228)     (181,657)
                               -----------     ----------    ---------     ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (1,307,830)    (1,310,852)    (482,107)     (605,750)
                               -----------     ----------    ---------     ---------
Increase (decrease) in
  net assets.................    (238,620)    (1,351,645)    (108,748)     (414,681)
Net assets at beginning
  of year....................  12,675,388     14,027,033    3,523,765     3,938,446
                               -----------     ----------    ---------     ---------
Net assets at end of year.... $12,436,768     12,675,388    3,415,017     3,523,765
                               ===========     ==========    =========     =========
Change in units (note 5):
   Units purchased...........      82,147         89,990       13,651         9,684
   Units redeemed............    (191,805)      (209,619)     (36,793)      (46,209)
                               -----------     ----------    ---------     ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (109,658)      (119,629)     (23,142)      (36,525)
                               ===========     ==========    =========     =========

                                         OPPENHEIMER VARIABLE ACCOUNT FUNDS
                              -------------------------------------------------------------
                                                                           OPPENHEIMER
                                 OPPENHEIMER           OPPENHEIMER      CAPITAL APPRECIATION
                              BALANCED FUND/VA --  BALANCED FUND/VA --     FUND/VA --
                              NON-SERVICE SHARES     SERVICE SHARES     NON-SERVICE SHARES
                              ------------------  --------------------  -------------------

                              ------------------- ------------------------------------------
                                2012      2011       2012       2011      2012       2011
                              -------   -------   ---------  ---------   -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............     (57)    2,656     (46,173)     9,253   (1,712)    (2,449)
   Net realized gain
     (loss) on
     investments............. (10,172)  (11,201)    (98,849)  (163,891)   4,942        888
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  35,107     7,452     715,140     58,079   23,808     (4,265)
   Capital gain
     distribution............      --        --          --         --       --         --
                              -------   -------   ---------  ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........  24,878    (1,093)    570,118    (96,559)  27,038     (5,826)
                              -------   -------   ---------  ---------   -------   -------
From capital
  transactions (note 4):
   Net premiums..............     342       355      10,973     51,748    3,076        355
   Death benefits............  (2,015)       80          --         --  (12,134)        --
   Surrenders................ (32,707)  (32,338)   (974,170)  (349,660) (13,482)   (14,255)
   Administrative
     expenses................    (219)     (267)    (23,664)   (23,190)    (295)      (314)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    (176)      (36)     68,292   (236,613)  (6,405)        44
                              -------   -------   ---------  ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (34,775)  (32,206)   (918,569)  (557,715) (29,240)   (14,170)
                              -------   -------   ---------  ---------   -------   -------
Increase (decrease) in
  net assets.................  (9,897)  (33,299)   (348,451)  (654,274)  (2,202)   (19,996)
Net assets at beginning
  of year.................... 247,001   280,300   6,165,372  6,819,646  218,096    238,092
                              -------   -------   ---------  ---------   -------   -------
Net assets at end of year.... 237,104   247,001   5,816,921  6,165,372  215,894    218,096
                              =======   =======   =========  =========   =======   =======
Change in units (note 5):
   Units purchased...........      93        50      36,678     34,639      229         79
   Units redeemed............  (2,920)   (2,744)   (145,825)  (102,177)  (2,385)    (1,228)
                              -------   -------   ---------  ---------   -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (2,827)   (2,694)   (109,147)   (67,538)  (2,156)    (1,149)
                              =======   =======   =========  =========   =======   =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                      OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                             ---------------------------------------------------------------   ------------------
                                  OPPENHEIMER          OPPENHEIMER           OPPENHEIMER       OPPENHEIMER GLOBAL
                              CAPITAL APPRECIATION      CORE BOND         GLOBAL SECURITIES     STRATEGIC INCOME
                                   FUND/VA --          FUND/VA --            FUND/VA --            FUND/VA --
                                 SERVICE SHARES     NON-SERVICE SHARES     SERVICE SHARES      NON-SERVICE SHARES
                             ---------------------  ----------------   ----------------------  ------------------
                                                                                                  PERIOD FROM
                                                 YEAR ENDED DECEMBER 31,                         OCTOBER 26 TO
                             ---------------------------------------------------------------      DECEMBER 31,
                                2012        2011      2012      2011      2012        2011            2012
                             ----------  ---------  -------   -------  ----------  ----------  ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (27,832)   (41,512)  11,717    17,144      40,031     (75,738)          (97)
 Net realized gain
   (loss) on investments....    101,559     60,457  (15,013)  (24,198)    463,499     508,669            (2)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    205,105    (96,926)  30,950    30,039   1,652,231  (1,698,118)          661
 Capital gain
   distribution.............         --         --       --        --          --          --            --
                             ----------  ---------  -------   -------  ----------  ----------        ------
    Increase (decrease)
     in net assets from
     operations.............    278,832    (77,981)  27,654    22,985   2,155,761  (1,265,187)          562
                             ----------  ---------  -------   -------  ----------  ----------        ------
From capital
 transactions (note 4):
 Net premiums...............      2,270     11,754       --        --      74,349     103,264            --
 Death benefits.............         --     (4,880)      --    (8,727)     (3,910)    (10,727)           --
 Surrenders.................   (554,414)  (408,599) (40,566)  (56,432) (1,164,628) (1,389,922)       (2,891)
 Administrative expenses....     (3,579)    (3,865)    (216)     (211)    (67,965)    (72,172)           (4)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (43,944)  (151,365)  (7,264)   (2,201)   (956,134)   (147,357)       39,804
                             ----------  ---------  -------   -------  ----------  ----------        ------
    Increase (decrease)
     in net assets from
     capital transactions...   (599,667)  (556,955) (48,046)  (67,571) (2,118,288) (1,516,914)       36,909
                             ----------  ---------  -------   -------  ----------  ----------        ------
Increase (decrease) in
 net assets.................   (320,835)  (634,936) (20,392)  (44,586)     37,473  (2,782,101)       37,471
Net assets at beginning
 of year....................  2,484,197  3,119,133  324,617   369,203  12,120,751  14,902,852            --
                             ----------  ---------  -------   -------  ----------  ----------        ------
Net assets at end of year... $2,163,362  2,484,197  304,225   324,617  12,158,224  12,120,751        37,471
                             ==========  =========  =======   =======  ==========  ==========        ======
Change in units (note 5):
 Units purchased............      3,036      7,733    1,539       261     102,188     189,506         3,982
 Units redeemed.............    (46,214)   (50,280)  (5,740)   (6,774)   (296,084)   (284,148)         (292)
                             ----------  ---------  -------   -------  ----------  ----------        ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (43,178)   (42,547)  (4,201)   (6,513)   (193,896)    (94,642)        3,690
                             ==========  =========  =======   =======  ==========  ==========        ======

                             -----------------------------------------------
                                  OPPENHEIMER            OPPENHEIMER
                                  HIGH INCOME            MAIN STREET
                                  FUND/VA --              FUND/VA --
                              NON-SERVICE SHARES        SERVICE SHARES
                             --------------------  -----------------------
                             PERIOD FROM
                             JANUARY 1 TO      YEAR ENDED DECEMBER 31,
                             OCTOBER 26,  --------------------------------
                                 2012       2011       2012        2011
                             ------------ -------  -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     6,406      3,858     (186,981)   (328,503)
 Net realized gain
   (loss) on investments....   (83,918)   (11,344)   3,269,486   1,071,181
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    82,080      5,743     (249,503) (1,289,447)
 Capital gain
   distribution.............        --         --           --          --
                               -------    -------  -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     4,568     (1,743)   2,833,002    (546,769)
                               -------    -------  -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............        --         --      132,350     286,116
 Death benefits.............        --         --      (36,532)    (29,793)
 Surrenders.................    (4,198)    (4,117)  (1,516,120) (2,115,061)
 Administrative expenses....       (37)       (42)    (110,596)   (183,956)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (44,294)      (446) (12,490,844)   (992,458)
                               -------    -------  -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (48,529)    (4,605) (14,021,742) (3,035,152)
                               -------    -------  -----------  ----------
Increase (decrease) in
 net assets.................   (43,961)    (6,348) (11,188,740) (3,581,921)
Net assets at beginning
 of year....................    43,961     50,309   27,623,920  31,205,841
                               -------    -------  -----------  ----------
Net assets at end of year...        --     43,961   16,435,180  27,623,920
                               =======    =======  ===========  ==========
Change in units (note 5):
 Units purchased............     1,013        260      102,796     370,404
 Units redeemed.............   (13,384)    (1,523)  (1,610,712)   (687,282)
                               -------    -------  -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (12,371)    (1,263)  (1,507,916)   (316,878)
                               =======    =======  ===========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                  OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                                         -----------------------------------------------------------------


                                         OPPENHEIMER MAIN STREET   OPPENHEIMER SMALL-  OPPENHEIMER SMALL-
                                             SMALL- & MID-CAP       & MID-CAP GROWTH    & MID-CAP GROWTH
                                              FUND(R)/VA --           FUND/VA --          FUND/VA --
                                              SERVICE SHARES       NON-SERVICE SHARES    SERVICE SHARES
                                         ------------------------- ------------------- -------------------
                                                                                 YEAR ENDED DECEMBER 31,
                                         -----------------------------------------------------------------
                                            2012         2011        2012      2011      2012      2011
                                         ------------ ------------ --------- --------- --------- ---------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)......  $(220,107)    (224,442)   (2,832)   (3,107)   (3,406)   (3,717)
   Net realized gain (loss) on
     investments........................     809,054      812,189   (6,124)   (9,018)     5,996     7,329
   Change in unrealized
     appreciation (depreciation)
     on investments.....................   1,798,836  (1,078,447)    38,694    14,342    25,579   (3,278)
   Capital gain distribution............          --           --        --        --        --        --
                                         ------------ ------------ --------- --------- --------- ---------
       Increase (decrease) in net
         assets from operations.........   2,387,783    (490,700)    29,738     2,217    28,169       334
                                         ------------ ------------ --------- --------- --------- ---------
From capital transactions (note 4):
   Net premiums.........................     115,634      160,880        --        --        --        --
   Death benefits.......................    (18,479)     (36,735)        --        --        --        --
   Surrenders........................... (1,244,074)  (1,334,340)  (43,338)  (34,666)  (21,876)  (37,221)
   Administrative expenses..............    (94,306)     (94,444)     (319)     (336)     (162)     (284)
   Transfers between subaccounts
     (including fixed account), net.....   (849,886)    (705,679)     7,931        29     (866)  (24,649)
                                         ------------ ------------ --------- --------- --------- ---------
       Increase (decrease) in net
         assets from capital
         transactions................... (2,091,111)  (2,010,318)  (35,726)  (34,973)  (22,904)  (62,154)
                                         ------------ ------------ --------- --------- --------- ---------
Increase (decrease) in net assets.......     296,672  (2,501,018)   (5,988)  (32,756)     5,265  (61,820)
Net assets at beginning of year.........  15,754,309   18,255,327   197,886   230,642   195,927   257,747
                                         ------------ ------------ --------- --------- --------- ---------
Net assets at end of year............... $16,050,981   15,754,309   191,898   197,886   201,192   195,927
                                         ============ ============ ========= ========= ========= =========
Change in units (note 5):
   Units purchased......................     134,683      281,582       693       211        45        44
   Units redeemed.......................   (302,215)    (420,118)   (3,572)   (3,210)   (1,555)   (4,755)
                                         ------------ ------------ --------- --------- --------- ---------
   Net increase (decrease) in units
     from capital transactions with
     contract owners....................   (167,532)    (138,536)   (2,879)   (2,999)   (1,510)   (4,711)
                                         ============ ============ ========= ========= ========= =========

                                             PIMCO VARIABLE INSURANCE TRUST
                                         --------------------------------------
                                                                 FOREIGN BOND
                                                                   PORTFOLIO
                                               ALL ASSET         (U.S. DOLLAR
                                             PORTFOLIO --         HEDGED) --
                                                ADVISOR         ADMINISTRATIVE
                                             CLASS SHARES        CLASS SHARES
                                         --------------------  ----------------

                                         ---------------------------------------
                                            2012       2011      2012     2011
                                         ---------  ---------  -------  -------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)......    52,560     99,618      625      459
   Net realized gain (loss) on
     investments........................       342      2,654    2,168      540
   Change in unrealized
     appreciation (depreciation)
     on investments.....................   150,799   (102,963)   2,820    2,780
   Capital gain distribution............        --         --    3,122      950
                                         ---------  ---------  -------  -------
       Increase (decrease) in net
         assets from operations.........   203,701       (691)   8,735    4,729
                                         ---------  ---------  -------  -------
From capital transactions (note 4):
   Net premiums.........................       600      2,429       --       --
   Death benefits.......................        --         --       --       --
   Surrenders...........................  (262,656)  (177,262) (26,651) (30,979)
   Administrative expenses..............    (3,530)    (3,210)     (34)     (24)
   Transfers between subaccounts
     (including fixed account), net.....   (80,622)    51,838    3,767   23,500
                                         ---------  ---------  -------  -------
       Increase (decrease) in net
         assets from capital
         transactions...................  (346,208)  (126,205) (22,918)  (7,503)
                                         ---------  ---------  -------  -------
Increase (decrease) in net assets.......  (142,507)  (126,896) (14,183)  (2,774)
Net assets at beginning of year......... 1,704,097  1,830,993   98,825  101,599
                                         ---------  ---------  -------  -------
Net assets at end of year............... 1,561,590  1,704,097   84,642   98,825
                                         =========  =========  =======  =======
Change in units (note 5):
   Units purchased......................     3,220     41,422      558    2,263
   Units redeemed.......................   (29,868)   (52,788)  (2,023)  (2,784)
                                         ---------  ---------  -------  -------
   Net increase (decrease) in units
     from capital transactions with
     contract owners....................   (26,648)   (11,366)  (1,465)    (521)
                                         =========  =========  =======  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                                                        PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                             -----------------------------------------------------------------------------------------------
                                                          LONG-TERM U.S.
                                                            GOVERNMENT            LOW DURATION             TOTAL RETURN
                             HIGH YIELD PORTFOLIO --       PORTFOLIO --           PORTFOLIO --             PORTFOLIO --
                                  ADMINISTRATIVE          ADMINISTRATIVE         ADMINISTRATIVE           ADMINISTRATIVE
                                   CLASS SHARES            CLASS SHARES           CLASS SHARES             CLASS SHARES
                             -----------------------  ---------------------  ----------------------  -----------------------
                                                                           YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------------
                                 2012        2011        2012       2011        2012        2011        2012         2011
                             -----------  ----------  ---------  ----------  ----------  ----------  ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   379,983     608,425     36,220      79,001      70,939      (3,656)    452,638      533,508
 Net realized gain
   (loss) on investments....     224,263     154,637    228,063     103,795     244,014     167,743     617,309      723,664
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     510,508    (566,885)  (671,523)  1,192,760   1,029,795    (370,992)  1,656,884     (887,625)
 Capital gain
   distribution.............          --          --    581,492     138,583          --          --     860,837      710,488
                             -----------  ----------  ---------  ----------  ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   1,114,754     196,177    174,252   1,514,139   1,344,748    (206,905)  3,587,668    1,080,035
                             -----------  ----------  ---------  ----------  ----------  ----------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      49,089     111,456      3,962      18,662     348,488     409,803     341,550      383,741
 Death benefits.............     (18,951)    (23,543)   (17,944)     (2,089)    (41,512)    (82,838)    (86,733)     (40,492)
 Surrenders.................    (939,713) (1,340,345)  (848,328) (1,171,024) (2,472,540) (2,162,937) (6,029,368)  (9,005,413)
 Administrative expenses....     (43,117)    (52,751)   (14,419)    (14,661)   (217,980)   (230,584)   (245,206)    (249,856)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,726,362)   (277,798)   (60,527)   (493,516) (1,399,819)    443,507    (582,396)  (2,281,087)
                             -----------  ----------  ---------  ----------  ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,679,054) (1,582,981)  (937,256) (1,662,628) (3,783,363) (1,623,049) (6,602,153) (11,193,107)
                             -----------  ----------  ---------  ----------  ----------  ----------  ----------  -----------
Increase (decrease) in
 net assets.................  (1,564,300) (1,386,804)  (763,004)   (148,489) (2,438,615) (1,829,954) (3,014,485) (10,113,072)
Net assets at beginning
 of year....................  10,629,910  12,016,714  6,721,537   6,870,026  35,103,990  36,933,944  48,981,809   59,094,881
                             -----------  ----------  ---------  ----------  ----------  ----------  ----------  -----------
Net assets at end of year... $ 9,065,610  10,629,910  5,958,533   6,721,537  32,665,375  35,103,990  45,967,324   48,981,809
                             ===========  ==========  =========  ==========  ==========  ==========  ==========  ===========
Change in units (note 5):
 Units purchased............      55,351     103,507     23,705      27,286     399,775     642,962     403,022      600,542
 Units redeemed.............    (251,455)   (214,033)   (69,211)   (121,361)   (716,746)   (780,615)   (821,146)  (1,314,898)
                             -----------  ----------  ---------  ----------  ----------  ----------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (196,104)   (110,526)   (45,506)    (94,075)   (316,971)   (137,653)   (418,124)    (714,356)
                             ===========  ==========  =========  ==========  ==========  ==========  ==========  ===========

                               RYDEX VARIABLE
                                   TRUST
                             -----------------



                                 NASDAQ --
                                100(R) FUND
                             -----------------

                             ------------------
                               2012     2011
                             -------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  (9,249)  (10,189)
 Net realized gain
   (loss) on investments....  21,259   130,151
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  63,835  (106,267)
 Capital gain
   distribution.............      --        --
                             -------  --------
    Increase (decrease)
     in net assets from
     operations.............  75,845    13,695
                             -------  --------
From capital
 transactions (note 4):
 Net premiums...............      --        --
 Death benefits.............      --  (281,398)
 Surrenders................. (53,732)  (65,862)
 Administrative expenses....     (78)     (104)
 Transfers between
   subaccounts
   (including fixed
   account), net............  67,279   (24,268)
                             -------  --------
    Increase (decrease)
     in net assets from
     capital transactions...  13,469  (371,632)
                             -------  --------
Increase (decrease) in
 net assets.................  89,314  (357,937)
Net assets at beginning
 of year.................... 500,849   858,786
                             -------  --------
Net assets at end of year... 590,163   500,849
                             =======  ========
Change in units (note 5):
 Units purchased............   6,657     1,389
 Units redeemed.............  (4,574)  (34,677)
                             -------  --------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   2,083   (33,288)
                             =======  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                     THE ALGER PORTFOLIOS
                             ------------------------------------
                              ALGER LARGE CAP     ALGER SMALL CAP
                             GROWTH PORTFOLIO -- GROWTH PORTFOLIO --
                              CLASS I-2 SHARES    CLASS I-2 SHARES
                             -----------------   -----------------

                             ---------------------------------------
                               2012       2011     2012      2011
                             --------   -------  -------   --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (495)     (803)  (2,033)    (2,827)
 Net realized gain
   (loss) on investments....      794    (1,131)  12,328     32,851
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   16,758    (1,424) (23,979)   (31,580)
 Capital gain
   distribution.............       --        --   30,167         --
                             --------   -------  -------   --------
    Increase (decrease)
     in net assets from
     operations.............   17,057    (3,358)  16,483     (1,556)
                             --------   -------  -------   --------
From capital
 transactions (note 4):
 Net premiums...............       --        --       --         --
 Death benefits.............  (11,107)       --       --         --
 Surrenders.................  (20,605)  (11,413) (16,838)   (98,431)
 Administrative expenses....     (158)     (159)    (211)      (237)
 Transfers between
   subaccounts
   (including fixed
   account), net............      188         1  (30,660)    (2,053)
                             --------   -------  -------   --------
    Increase (decrease)
     in net assets from
     capital transactions...  (31,682)  (11,571) (47,709)  (100,721)
                             --------   -------  -------   --------
Increase (decrease) in
 net assets.................  (14,625)  (14,929) (31,226)  (102,277)
Net assets at beginning
 of year....................  191,679   206,608  160,152    262,429
                             --------   -------  -------   --------
Net assets at end of year... $177,054   191,679  128,926    160,152
                             ========   =======  =======   ========
Change in units (note 5):
 Units purchased............       --        --      218        611
 Units redeemed.............   (2,513)   (1,010)  (3,872)    (8,130)
                             --------   -------  -------   --------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (2,513)   (1,010)  (3,654)    (7,519)
                             ========   =======  =======   ========

                                               THE PRUDENTIAL SERIES FUND                       WELLS FARGO VARIABLE TRUST
                             -----------------------------------------------------------------  -------------------------
                             JENNISON 20/20 FOCUS                          NATURAL RESOURCES    WELLS FARGO ADVANTAGE VT
                                 PORTFOLIO --      JENNISON PORTFOLIO --      PORTFOLIO --      OMEGA GROWTH FUND --
                                CLASS II SHARES     CLASS II SHARES         CLASS II SHARES          CLASS 2
                             --------------------  --------------------  ---------------------  -------------------------
                                     YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------------
                                2012       2011      2012       2011        2012       2011       2012          2011
                             ---------  ---------   -------    -------   ---------  ----------    -------       -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (16,229)   (19,192)  (1,765)    (1,709)     (73,868)    (61,654)  (2,290)       (2,142)
 Net realized gain
   (loss) on investments....    32,464    108,082    2,260      2,694      (86,800)    333,667    7,116         2,551
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    36,966   (133,956)  13,809     (3,856)    (525,609) (1,111,388)   9,619       (12,183)
 Capital gain
   distribution.............    38,736         --       --         --      386,090          --    9,807         1,103
                             ---------  ---------   -------    -------   ---------  ----------    -------       -------
    Increase (decrease)
     in net assets from
     operations.............    91,937    (45,066)  14,304     (2,871)    (300,187)   (839,375)  24,252       (10,671)
                             ---------  ---------   -------    -------   ---------  ----------    -------       -------
From capital
 transactions (note 4):
 Net premiums...............       104         --       --     11,960       25,797      16,214       --            --
 Death benefits.............        --         --       --         --         (627)         --       --            --
 Surrenders.................   (93,846)  (140,839)  (6,587)    (4,793)    (481,900)   (840,446) (31,501)       (2,434)
 Administrative expenses....    (2,571)    (1,784)    (230)      (248)     (25,533)    (19,005)    (667)         (632)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (49,788)  (388,052)    (205)   (16,195)   1,949,056     415,471      906        25,317
                             ---------  ---------   -------    -------   ---------  ----------    -------       -------
    Increase (decrease)
     in net assets from
     capital transactions...  (146,101)  (530,675)  (7,022)    (9,276)   1,466,793    (427,766) (31,262)       22,251
                             ---------  ---------   -------    -------   ---------  ----------    -------       -------
Increase (decrease) in
 net assets.................   (54,164)  (575,741)   7,282    (12,147)   1,166,606  (1,267,141)  (7,010)       11,580
Net assets at beginning
 of year.................... 1,021,090  1,596,831  103,400    115,547    3,317,498   4,584,639  138,637       127,057
                             ---------  ---------   -------    -------   ---------  ----------    -------       -------
Net assets at end of year...   966,926  1,021,090  110,682    103,400    4,484,104   3,317,498  131,627       138,637
                             =========  =========   =======    =======   =========  ==========    =======       =======
Change in units (note 5):
 Units purchased............     4,748      6,364       38        898      233,419      81,432      714         2,648
 Units redeemed.............   (12,358)   (32,146)    (461)    (1,574)     (86,690)    (90,265)  (3,062)         (895)
                             ---------  ---------   -------    -------   ---------  ----------    -------       -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (7,610)   (25,782)    (423)      (676)     146,729      (8,833)  (2,348)        1,753
                             =========  =========   =======    =======   =========  ==========    =======       =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2012

(1)DESCRIPTION OF ENTITY

   Genworth Life of New York VA Separate Account 1 ("Separate Account") is a separate investment account established on October 1, 1996, by Genworth Life Insurance Company of New York ("GLICNY"), pursuant to the laws of the State of New York. The Separate Account has subaccounts that currently invest in open-end mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLICNY, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLICNY. In addition, the Portfolios may be sold to retirement plans. GLICNY uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLICNY, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLICNY. However, GLICNY does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLICNY may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLICNY's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLICNY may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLICNY to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   Effective October 31, 2012, Legg Mason Partners Variable Income Trust -- Legg Mason Western Asset Variable Strategic Bond Portfolio -- Class I changed its name to Legg Mason Partners Variable Income Trust -- Western Asset Variable Strategic Bond Portfolio -- Class I.

   Effective October 26, 2012, Oppenheimer Variable Account Funds -- Oppenheimer High Income Fund/VA -- Non-Service Shares was liquidated and the cash was reinvested in Oppenheimer Variable Account Funds -- Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares.

   On August 3, 2012, both GE Investments Funds, Inc. -- Mid-Cap Equity Fund -- Class 1 Shares and GE Investments Funds, Inc. -- Money Market Fund were liquidated and the cash was reinvested in Goldman Sachs Variable Insurance Trust -- Goldman Sachs Money Market Fund -- Service Shares.

   On April 30, 2012, GE Investments Fund, Inc. -- International Equity Fund -- Class 1 Shares was liquidated and all cash was reinvested in the GE Investments Fund, Inc. -- Money Market Fund.

   On April 30, 2012, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Basic Value Fund -- Series II shares changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012


   On April 30, 2012, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. American Franchise Fund -- Series II shares.

   On April 27, 2012, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Capital Appreciation Fund -- Series I shares was liquidated and the cash was reinvested in AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares. Subsequently, on April 30, the fund changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. American Franchise Fund -- Series I shares.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Growth Opportunities Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Davis NY Venture Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Equity-Income Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Eaton Vance Large Cap Value Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Equity-Income Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Enhanced International Index Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Contrafund(R) Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Growth Stock Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth PIMCO StocksPLUS Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Contrafund(R) Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Mid Cap Portfolio -- Service Class 2.

   Effective December 2, 2011, the Federated Insurance Series -- Federated Capital Income Fund II changed its name to Federated Insurance Series -- Federated Managed Volatility Fund II.

   Effective May 2, 2011, Columbia Funds Variable Insurance Trust I -- Columbia Marsico International Opportunities Fund, Variable Series -- Class B changed its name to Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

   Effective May 2, 2011, Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A changed its name to Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1.

   On April 29, 2011, Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small Cap Fund/VA -- Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small-& Mid-Cap Fund(R)/VA -- Service Shares.

   On April 29, 2011, DWS Variable Series II -- DWS Strategic Value VIP -- Class B Shares was liquidated and the cash was reinvested in DWS Variable Series II -- DWS Large Cap Value VIP -- Class B Shares.

   On April 29, 2011, DWS Variable Series I -- DWS Technology VIP -- Class B Shares was liquidated and the cash was reinvested in DWS Variable Series I -- DWS Capital Growth VIP -- Class B Shares.

   On April 29, 2011, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Large Cap Growth Fund -- Series I shares was liquidated and the cash was reinvested in AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares.

   All designated Portfolios listed above are series type mutual funds.

(2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. Prior year balances related to funds liquidated in 2011 are not disclosed in the Statements of Changes in Net Assets as they are no longer active in 2012.

  (B) INVESTMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

   VALUATION INPUTS: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

  .  LEVEL 1 -- quoted prices in active markets for identical securities;

  . LEVEL 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  LEVEL 3 -- unobservable inputs.

   The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2012, and there were no transfers between Level 1 and Level 2 during 2012.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012


   Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (C) UNIT CLASSES

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note (4)(a) below. In January 2011, Genworth Financial announced that its insurance company subsidiaries, including GLICNY, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

  (D) FEDERAL INCOME TAXES

   The operations of the Separate Account are a part of, and taxed with, the operations of GLICNY. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLICNY is taxed as a life insurance company under the Code.

  (E) PAYMENTS DURING ANNUITIZATION

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed investment rate is 4%. The mortality risk is fully borne by GLICNY and may result in amounts transferred from GLICNY's General Account to the Separate Account should annuitants live longer than assumed. GLICNY may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (F) SUBSEQUENT EVENTS

   The Separate Account evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

  (G) RECLASSIFICATIONS

   In 2011, the Separate Account determined that it had incorrectly classified short-term capital gains as income from ordinary dividends. In the current year, immaterial amounts have been reclassified from Net investment income (expense) to Capital gain distribution on the Statement of Changes in Net Assets, and the Investment Income Ratio for 2011 and prior years in note
(6) have been adjusted to conform to the current year presentation. The correction of the classification did not impact previously reported Net assets or Increase (decrease) in net assets from operations.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012


(3)PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2012 were:

                            COST OF    PROCEEDS
                             SHARES      FROM
FUND/PORTFOLIO              ACQUIRED  SHARES SOLD
--------------             ---------- -----------
AIM Variable Insurance
  Funds (Invesco
  Variable Insurance
  Funds)
  Invesco V.I. Capital
   Appreciation Fund --
   Series I shares........ $    3,799 $   297,904
  Invesco V.I. Core
   Equity Fund -- Series
   I shares...............     29,683      98,872
  Invesco V.I. Global
   Real Estate Fund --
   Series II shares.......     16,552      82,466
  Invesco V.I.
   International Growth
   Fund -- Series II
   shares.................  2,865,992   1,868,154
  Invesco Van Kampen
   V.I. American
   Franchise Fund --
   Series I shares........    282,273      81,949
  Invesco Van Kampen
   V.I. American
   Franchise Fund --
   Series II shares.......      3,544      44,983
  Invesco Van Kampen
   V.I. Comstock Fund --
   Series II shares.......     60,192     569,007
  Invesco Van Kampen
   V.I. Equity and
   Income Fund -- Series
   II shares..............    104,204     131,800
  Invesco Van Kampen
   V.I. Value
   Opportunities Fund --
   Series II shares.......     23,059     218,651
AllianceBernstein
  Variable Products
  Series Fund, Inc.
  AllianceBernstein
   Balanced Wealth
   Strategy Portfolio --
   Class B................    238,714     773,764
  AllianceBernstein
   Global Thematic
   Growth Portfolio --
   Class B................     14,338      17,780
  AllianceBernstein
   Growth and Income
   Portfolio -- Class B...    118,885   1,013,640
  AllianceBernstein
   International Value
   Portfolio -- Class B...  4,778,036   2,996,710
  AllianceBernstein
   Large Cap Growth
   Portfolio -- Class B...     45,623     328,064
  AllianceBernstein
   Small Cap Growth
   Portfolio -- Class B...     29,695      38,805
American Century
  Variable Portfolios
  II, Inc.
  VP Inflation
   Protection Fund --
   Class II...............  4,337,166   4,585,556
American Century
  Variable Portfolios,
  Inc.
  VP Income & Growth
   Fund -- Class I........     25,671     107,493
  VP International Fund
   -- Class I.............     74,934     222,541
  VP Ultra(R) Fund --
   Class I................     10,640     131,273
  VP Value Fund -- Class
   I......................     24,087     217,711
BlackRock Variable
  Series Funds, Inc.
  BlackRock Basic Value
   V.I. Fund -- Class
   III Shares.............     41,993     211,434
  BlackRock Global
   Allocation V.I. Fund
   -- Class III Shares....  5,609,507  10,575,285
  BlackRock Large Cap
   Growth V.I. Fund --
   Class III Shares.......     18,448     180,570
  BlackRock Value
   Opportunities V.I.
   Fund -- Class III
   Shares.................     24,937      79,578
Columbia Funds Variable
  Insurance Trust I
  Columbia Variable
   Portfolio -- Marsico
   Growth Fund -- Class 1.    182,336     999,964
  Columbia Variable
   Portfolio -- Marsico
   International
   Opportunities Fund --
   Class 2................    735,081   1,929,161
DWS Variable Series I
  DWS Capital Growth VIP
   -- Class B Shares......        809      36,254
DWS Variable Series II
  DWS Dreman Small Mid
   Cap Value VIP --
   Class B Shares.........      8,600     141,646
  DWS Large Cap Value
   VIP -- Class B Shares..     13,894     101,187
Dreyfus
  Dreyfus Investment
   Portfolios MidCap
   Stock Portfolio --
   Initial Shares.........      1,356      21,484
  Dreyfus Variable
   Investment Fund --
   Money Market Portfolio.  1,394,544   1,826,649
  The Dreyfus Socially
   Responsible Growth
   Fund, Inc. -- Initial
   Shares.................      3,764     217,695
Eaton Vance Variable
  Trust
  VT Floating-Rate
   Income Fund............  8,315,589   2,637,147

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------             ----------- -----------
Federated Insurance
  Series
  Federated Capital
   Appreciation Fund II
   -- Primary Shares...... $     4,717 $    16,964
  Federated High Income
   Bond Fund II --
   Primary Shares.........         241         241
  Federated High Income
   Bond Fund II --
   Service Shares.........     292,530     926,829
  Federated Kaufmann
   Fund II -- Service
   Shares.................      79,184   6,987,292
  Federated Managed
   Volatility Fund II.....       8,776       9,549
Fidelity(R) Variable
  Insurance Products Fund
  VIP Asset Manager/SM/
   Portfolio -- Initial
   Class..................       5,250      80,780
  VIP Asset Manager/SM/
   Portfolio -- Service
   Class 2................       9,237     500,633
  VIP Balanced Portfolio
   -- Service Class 2.....   1,203,347   1,863,931
  VIP Contrafund(R)
   Portfolio -- Initial
   Class..................      34,671     237,234
  VIP Contrafund(R)
   Portfolio -- Service
   Class 2................  31,052,068   9,782,597
  VIP Dynamic Capital
   Appreciation
   Portfolio -- Service
   Class 2................      20,811     101,411
  VIP Equity-Income
   Portfolio -- Initial
   Class..................      30,659     156,720
  VIP Equity-Income
   Portfolio -- Service
   Class 2................  16,739,451   3,721,839
  VIP Growth & Income
   Portfolio -- Initial
   Class..................       6,625      49,432
  VIP Growth & Income
   Portfolio -- Service
   Class 2................     130,965     557,208
  VIP Growth
   Opportunities
   Portfolio -- Initial
   Class..................         842      22,729
  VIP Growth
   Opportunities
   Portfolio -- Service
   Class 2................   4,432,190     856,471
  VIP Growth Portfolio
   -- Initial Class.......       5,583      87,251
  VIP Growth Portfolio
   -- Service Class 2.....     159,333     297,714
  VIP Growth Stock
   Portfolio -- Service
   Class 2................   6,981,801   1,305,563
  VIP Investment Grade
   Bond Portfolio --
   Service Class 2........  24,216,412   4,370,555
  VIP Mid Cap Portfolio
   -- Service Class 2.....  15,286,737   3,578,600
  VIP Overseas Portfolio
   -- Initial Class.......      13,640      28,536
  VIP Value Strategies
   Portfolio -- Service
   Class 2................      10,502     125,701
Franklin Templeton
  Variable Insurance
  Products Trust
  Franklin Income
   Securities Fund --
   Class 2 Shares.........   9,665,933  16,819,498
  Franklin Large Cap
   Growth Securities
   Fund -- Class 2 Shares.       7,105      62,324
  Franklin Templeton VIP
   Founding Funds
   Allocation Fund --
   Class 2 Shares.........   1,084,093   2,598,447
  Mutual Shares
   Securities Fund --
   Class 2 Shares.........     222,979   7,320,490
  Templeton Foreign
   Securities Fund --
   Class 1 Shares.........       3,333       8,099
  Templeton Foreign
   Securities Fund --
   Class 2 Shares.........     680,418     531,542
  Templeton Global Bond
   Securities Fund --
   Class 1 Shares.........       8,830      14,167
  Templeton Growth
   Securities Fund --
   Class 2 Shares.........     337,414     572,489
GE Investments Funds,
  Inc.
  Core Value Equity Fund
   -- Class 1 Shares......      35,796     141,884
  Income Fund -- Class 1
   Shares.................     100,695     350,256
  International Equity
   Fund -- Class 1 Shares.          51      60,180
  Mid-Cap Equity Fund --
   Class 1 Shares.........      26,250   2,294,693
  Money Market Fund.......   9,152,955  22,089,911
  Premier Growth Equity
   Fund -- Class 1 Shares.      11,561      75,550
  Real Estate Securities
   Fund -- Class 1 Shares.   1,161,023   1,426,625
  S&P 500(R) Index Fund...   1,080,072   3,542,741
  Small-Cap Equity Fund
   -- Class 1 Shares......     274,785     714,877
  Total Return Fund --
   Class 1 Shares.........   1,031,291   3,909,045
  Total Return Fund --
   Class 3 Shares.........   4,961,970  15,640,178
  U.S. Equity Fund --
   Class 1 Shares.........      21,978     232,889

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------             ----------- -----------
Genworth Variable
  Insurance Trust
  Genworth Calamos
   Growth Fund --
   Service Shares......... $    40,588 $ 2,558,025
  Genworth Davis NY
   Venture Fund --
   Service Shares.........      18,442     637,366
  Genworth Eaton Vance
   Large Cap Value Fund
   -- Service Shares......      19,239   7,135,824
  Genworth Enhanced
   International Index
   Fund -- Service Shares.       4,812     463,205
  Genworth Goldman Sachs
   Enhanced Core Bond
   Index Fund -- Service
   Shares.................     561,390  21,906,228
  Genworth Legg Mason
   ClearBridge
   Aggressive Growth
   Fund -- Service Shares.      16,033   6,655,187
  Genworth PIMCO
   StocksPLUS Fund --
   Service Shares.........      47,823  25,562,866
  Genworth PYRAMIS(R)
   Small/Mid Cap Core
   Fund -- Service Shares.      20,990   6,504,095
Goldman Sachs Variable
  Insurance Trust
  Goldman Sachs Large
   Cap Value Fund --
   Institutional Shares...       3,198      12,259
  Goldman Sachs Mid Cap
   Value Fund.............      22,238     255,962
  Goldman Sachs Money
   Market Fund --
   Service Shares.........  18,126,070   6,930,483
JPMorgan Insurance Trust
  JPMorgan Insurance
   Trust Core Bond
   Portfolio -- Class 1...     891,484   1,427,233
  JPMorgan Insurance
   Trust Equity Index
   Portfolio -- Class 1...      92,101     680,000
  JPMorgan Insurance
   Trust International
   Equity Portfolio --
   Class 1................       2,349      19,661
  JPMorgan Insurance
   Trust Intrepid Growth
   Portfolio -- Class 1...     191,023      96,482
  JPMorgan Insurance
   Trust Intrepid Mid
   Cap Portfolio --
   Class 1................      31,754      82,167
  JPMorgan Insurance
   Trust Mid Cap Growth
   Portfolio -- Class 1...      58,685      98,617
  JPMorgan Insurance
   Trust Mid Cap Value
   Portfolio -- Class 1...      18,021     396,015
  JPMorgan Insurance
   Trust Small Cap Core
   Portfolio -- Class 1...       4,612      46,575
  JPMorgan Insurance
   Trust U.S. Equity
   Portfolio -- Class 1...     101,967     757,464
Janus Aspen Series
  Balanced Portfolio --
   Institutional Shares...     129,464     169,981
  Balanced Portfolio --
   Service Shares.........   2,488,662   3,334,752
  Enterprise Portfolio
   -- Institutional
   Shares.................         617     113,555
  Enterprise Portfolio
   -- Service Shares......         169       8,346
  Flexible Bond
   Portfolio --
   Institutional Shares...       2,296      34,497
  Forty Portfolio --
   Institutional Shares...       6,033     211,077
  Forty Portfolio --
   Service Shares.........   1,767,500   2,251,447
  Global Technology
   Portfolio -- Service
   Shares.................          --       2,892
  Janus Portfolio --
   Institutional Shares...       9,474      66,245
  Janus Portfolio --
   Service Shares.........       5,012      37,596
  Overseas Portfolio --
   Institutional Shares...      46,209     122,873
  Overseas Portfolio --
   Service Shares.........      46,943     213,421
  Worldwide Portfolio --
   Institutional Shares...       5,444      88,409
  Worldwide Portfolio --
   Service Shares.........      11,997      35,660
Legg Mason Partners
  Variable Equity Trust
  Legg Mason ClearBridge
   Variable Aggressive
   Growth Portfolio --
   Class II...............      21,246     313,720
  Legg Mason ClearBridge
   Variable Equity
   Income Builder
   Portfolio -- Class I...          51       4,774
  Legg Mason ClearBridge
   Variable Equity
   Income Builder
   Portfolio -- Class II..      62,361     148,632
  Legg Mason ClearBridge
   Variable Fundamental
   All Cap Value
   Portfolio -- Class I...      11,335      51,094
  Legg Mason ClearBridge
   Variable Large Cap
   Value Portfolio --
   Class I................         846       4,177
Legg Mason Partners
  Variable Income Trust
  Western Asset Variable
   Strategic Bond
   Portfolio -- Class I...       1,487       5,501

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                           COST OF    PROCEEDS
                            SHARES      FROM
FUND/PORTFOLIO             ACQUIRED  SHARES SOLD
--------------            ---------- -----------
MFS(R) Variable
  Insurance Trust
  MFS(R) Investors
   Growth Stock Series
   -- Service Class
   Shares................ $   63,384 $   348,996
  MFS(R) Investors Trust
   Series -- Service
   Class Shares..........     10,723     306,311
  MFS(R) New Discovery
   Series -- Service
   Class Shares..........     54,594     121,938
  MFS(R) Strategic
   Income Series --
   Service Class Shares..     23,841      78,303
  MFS(R) Total Return
   Series -- Service
   Class Shares..........  1,161,962   2,394,869
  MFS(R) Utilities
   Series -- Service
   Class Shares..........    362,440     682,257
Oppenheimer Variable
  Account Funds
  Oppenheimer Balanced
   Fund/VA --
   Non-Service Shares....      4,555      39,364
  Oppenheimer Balanced
   Fund/VA -- Service
   Shares................    359,781   1,325,754
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Non-Service Shares.      4,612      36,043
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Service Shares.....     44,829     671,959
  Oppenheimer Core Bond
   Fund/VA --
   Non-Service Shares....     33,098      69,405
  Oppenheimer Global
   Securities Fund/VA --
   Service Shares........  1,237,078   3,294,777
  Oppenheimer Global
   Strategic Income
   Fund/VA --
   Non-Service Shares....     39,821       3,004
  Oppenheimer High
   Income Fund/VA --
   Non-Service Shares....     10,706      52,831
  Oppenheimer Main
   Street Fund/VA --
   Service Shares........  1,119,628  15,350,336
  Oppenheimer Main
   Street Small- &
   Mid-Cap Fund(R)/VA --
   Service Shares........  1,550,671   3,845,343
  Oppenheimer Small- &
   Mid-Cap Growth
   Fund/VA --
   Non-Service Shares....      8,278      46,797
  Oppenheimer Small- &
   Mid-Cap Growth
   Fund/VA -- Service
   Shares................        638      26,935
PIMCO Variable Insurance
  Trust
  All Asset Portfolio --
   Advisor Class Shares..    120,633     414,194
  Foreign Bond Portfolio
   (U.S. Dollar Hedged)
   -- Administrative
   Class Shares..........     13,545      32,779
  High Yield Portfolio
   -- Administrative
   Class Shares..........  1,361,354   3,640,764
  Long-Term U.S.
   Government Portfolio
   -- Administrative
   Class Shares..........  1,157,978   1,476,067
  Low Duration Portfolio
   -- Administrative
   Class Shares..........  5,463,104   9,168,488
  Total Return Portfolio
   -- Administrative
   Class Shares..........  8,010,921  13,267,514
Rydex Variable Trust
  NASDAQ -- 100(R) Fund..     73,543      69,335
The Alger Portfolios
  Alger Large Cap Growth
   Portfolio -- Class
   I-2 Shares............      2,109      34,266
  Alger Small Cap Growth
   Portfolio -- Class
   I-2 Shares............     33,078      52,643
The Prudential Series
  Fund
  Jennison 20/20 Focus
   Portfolio -- Class II
   Shares................    118,735     241,865
  Jennison Portfolio --
   Class II Shares.......        454       9,232
  Natural Resources
   Portfolio -- Class II
   Shares................  2,862,083   1,079,945
Wells Fargo Variable
  Trust
  Wells Fargo Advantage
   VT Omega Growth Fund
   -- Class 2............     19,179      42,861

(4)RELATED PARTY TRANSACTIONS

  (A) GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

   Net purchase payments (premiums) transferred from GLICNY to the Separate Account represent gross premiums recorded by GLICNY on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLICNY. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLICNY assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note (6) presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 MORTALITY AND EXPENSE RISK CHARGE      1.00% -- 2.45% of the daily value of
 (INCLUDING BENEFIT RIDER OPTIONS)      the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 ADMINISTRATIVE CHARGE                  0.15% -- 0.25% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 ANNUAL ADMINISTRATIVE CHARGE           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 SURRENDER CHARGE                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

   Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLICNY.

  (C) BONUS CREDIT

   For certain contracts, transfers from the General Account for payments by GLICNY were paid in the form of bonus credits. Bonus credits are amounts that are added by GLICNY to the premium payments received from contract owners.

  (D) CAPITAL BROKERAGE CORPORATION

   Capital Brokerage Corporation ("CBC"), an affiliate of GLICNY, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GLICNY. GLICNY pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLICNY are also officers and directors of CBC.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012


  (E) GENWORTH VARIABLE INSURANCE TRUST

   Genworth Financial Wealth Management ("GFWM") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly-owned subsidiary of Genworth Financial, Inc. GFWM served as investment adviser to Genworth Variable Insurance Trust (the "Trust"), which was an open-end diversified management investment company. The Trust liquidated its portfolio shares on January 27, 2012 and has ceased operations. As compensation for its services, GFWM was paid an investment advisory fee by the Trust based on the average daily net assets at an effective annual rate for the following series as follows: 0.75% for the Genworth Calamos Growth Fund -- Service Shares, 0.50% for the Genworth Davis NY Venture Fund -- Service Shares, 0.50% for the Genworth Eaton Vance Large Cap Value Fund -- Service Shares, 0.08% for the Genworth Enhanced International Index Fund -- Service Shares, 0.30% for the Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, 0.45% for the Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, 0.35% for the Genworth PIMCO StocksPLUS Fund -- Service Shares and 0.60% for the Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares. On March 27, 2013, Genworth Financial, Inc. entered into a Stock Purchase Agreement to sell Genworth Financial Wealth Management, Inc.

(5)CAPITAL TRANSACTIONS

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2012 and 2011 is reflected in the Statements of Changes in Net Assets.

(6)FINANCIAL HIGHLIGHTS

   GLICNY's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2012, 2011, 2010, 2009, and 2008 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products or funds. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2012 and were available to contract owners during 2012.

                                        EXPENSE AS A                         NET   INVESTMENT
                                        % OF AVERAGE                        ASSETS   INCOME
                                       NET ASSETS (1) UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                       -------------- ------ -------------- ------ ---------- --------------------
AIM Variable Insurance Funds (Invesco
  Variable Insurance Funds)
 Invesco V.I. Core Equity Fund --
   Series I shares
   2012............................... 1.45% to 1.80% 59,840 11.96 to 11.68  676     0.97%      12.23% to   11.83%
   2011............................... 1.45% to 1.80% 65,776 10.66 to 10.45  662     0.97%     (1.51)% to  (1.86)%
   2010............................... 1.45% to 1.80% 67,837 10.82 to 10.64  694     0.97%       7.97% to    7.58%
   2009............................... 1.45% to 1.85% 67,670 10.02 to  9.88  649     2.08%      26.44% to   25.93%
   2008............................... 1.45% to 1.85% 66,944  7.93 to  7.84  517     2.04%    (31.16)% to (31.44)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                        EXPENSE AS A                          NET   INVESTMENT
                                        % OF AVERAGE                         ASSETS   INCOME
                                       NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                       -------------- ------- -------------- ------ ---------- --------------------
 Invesco V.I. Global Real Estate Fund
   -- Series II shares
   2012............................... 1.45% to 2.20%  30,214 14.09 to 10.62   364    0.44%      25.99% to   25.03%
   2011............................... 1.45% to 2.20%  35,872 11.18 to  8.49   344    3.81%     (8.08)% to  (8.78)%
   2010............................... 1.45% to 2.20%  37,581 12.16 to  9.31   393    4.71%      15.54% to   14.66%
   2009............................... 1.45% to 2.20%  65,454 10.53 to  8.12   560    0.00%      29.20% to   28.21%
   2008............................... 1.45% to 2.20%  69,095  8.15 to  6.33   454    8.92%    (45.52)% to (45.94)%
 Invesco V.I. International Growth
   Fund -- Series II shares
   2012............................... 1.15% to 2.55% 798,681  8.82 to  8.80 8,456    1.30%      13.92% to   12.31%
   2011............................... 1.15% to 2.55% 657,015  7.74 to  7.83 6,453    1.21%     (8.06)% to  (9.36)%
   2010............................... 1.15% to 2.55% 664,046  8.42 to  8.64 7,083    1.70%      11.31% to    9.74%
   2009............................... 1.15% to 2.55% 866,891  7.56 to  7.88 8,117    1.48%      33.36% to   31.47%
   2008............................... 1.15% to 2.55% 743,212  5.67 to  5.99 5,396    0.40%    (41.22)% to (42.05)%
 Invesco Van Kampen V.I. American
   Franchise Fund -- Series I shares
   2012............................... 1.45% to 1.80%  33,901  9.58 to  9.52   324    0.00%      12.08% to   11.68%
   2011 (4)........................... 1.45% to 1.60%  13,791  8.54 to  8.54   118    0.00%    (20.82)% to (20.94)%
 Invesco Van Kampen V.I. American
   Franchise Fund -- Series II shares
   2012............................... 1.45% to 1.80%  13,025 11.04 to 10.63   145    0.00%      11.75% to   11.35%
   2011............................... 1.45% to 1.80%  16,626  9.88 to  9.55   165    0.00%     (7.74)% to  (8.07)%
   2010............................... 1.45% to 1.80%  34,646 10.71 to 10.39   376    0.00%      17.83% to   17.42%
   2009............................... 1.45% to 1.80%  38,438  9.09 to  8.85   353    0.00%      63.24% to   62.66%
   2008............................... 1.45% to 1.80%  48,771  5.57 to  5.44   274    0.20%    (49.85)% to (50.03)%
 Invesco Van Kampen V.I. Comstock
   Fund -- Series II shares
   2012............................... 1.45% to 2.10% 181,145 13.99 to 11.15 2,395    1.42%      17.20% to   16.42%
   2011............................... 1.45% to 2.10% 221,144 11.94 to  9.58 2,508    1.39%     (3.52)% to  (4.16)%
   2010............................... 1.45% to 2.10% 277,959 12.37 to  9.99 3,299    0.13%      14.02% to   13.27%
   2009............................... 1.45% to 2.25% 302,568 10.85 to  7.49 3,165    4.31%      26.55% to   25.52%
   2008............................... 1.45% to 2.25% 334,381  8.58 to  5.97 2,788    1.97%    (36.73)% to (37.25)%
 Invesco Van Kampen V.I. Equity and
   Income Fund -- Series II shares
   2012............................... 1.45% to 2.55% 145,818 10.64 to 10.02 1,498    1.78%      10.75% to    9.52%
   2011............................... 1.45% to 2.55% 147,933  9.61 to  9.15 1,383    1.79%     (2.73)% to  (3.81)%
   2010............................... 1.45% to 2.55% 177,501  9.88 to  9.51 1,717    1.85%      10.41% to    9.18%
   2009............................... 1.45% to 2.55% 159,548  8.95 to  8.71 1,410    2.90%      20.71% to   19.36%
   2008............................... 1.45% to 2.55% 139,317  7.41 to  7.30 1,026    2.47%    (23.80)% to (24.65)%
 Invesco Van Kampen V.I. Value
   Opportunities Fund -- Series II
   shares
   2012............................... 1.45% to 1.85%  74,670 13.08 to  8.96   946    1.18%      15.95% to   15.47%
   2011............................... 1.45% to 1.85%  90,793 11.28 to  7.76   994    0.58%     (4.79)% to  (5.18)%
   2010............................... 1.45% to 1.85% 114,541 11.85 to  8.18 1,310    0.35%       5.40% to    4.97%
   2009............................... 1.45% to 1.85% 128,066 11.24 to  7.79 1,385    1.20%      45.60% to   45.01%
   2008............................... 1.45% to 1.85% 139,828  7.72 to  5.37 1,041    0.49%    (52.60)% to (52.80)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
AllianceBernstein Variable Products
  Series Fund, Inc.
 AllianceBernstein Balanced
   Wealth Strategy Portfolio --
   Class B
   2012............................. 1.45% to 2.45%   653,362  9.98 to  9.45  6,316   1.90%      11.73% to   10.59%
   2011............................. 1.45% to 2.45%   711,146  8.93 to  8.54  6,173   2.24%     (4.46)% to  (5.43)%
   2010............................. 1.45% to 2.45%   755,358  9.35 to  9.03  6,878   2.54%       8.70% to    7.60%
   2009............................. 1.45% to 2.45%   802,293  8.60 to  8.40  6,739   0.90%      22.65% to   21.40%
   2008............................. 1.45% to 2.45%   710,556  7.01 to  6.92  4,887   3.33%    (31.22)% to (31.92)%
 AllianceBernstein Global
   Thematic Growth Portfolio --
   Class B
   2012............................. 1.45% to 1.80%    15,929 13.54 to 13.08    194   0.00%      11.60% to   11.20%
   2011............................. 1.45% to 1.80%    16,024 12.13 to 11.77    174   0.39%    (24.52)% to (24.79)%
   2010............................. 1.45% to 1.80%    29,675 16.08 to 15.64    448   2.02%      16.86% to   16.45%
   2009............................. 1.45% to 1.80%    33,277 13.76 to 13.43    436   0.00%      50.97% to   50.44%
   2008............................. 1.45% to 1.80%    27,723  9.11 to  8.93    245   0.00%    (48.23)% to (48.41)%
 AllianceBernstein Growth and
   Income Portfolio -- Class B
   2012............................. 1.40% to 2.10%   321,057 15.49 to 10.82  3,829   1.33%      15.60% to   14.78%
   2011............................. 1.40% to 2.10%   399,044 13.40 to  9.43  4,115   1.09%       4.59% to    3.85%
   2010............................. 1.40% to 2.10%   466,445 12.81 to  9.08  4,604   0.00%      11.22% to   10.43%
   2009............................. 1.40% to 2.20%   640,939 11.52 to  7.71  5,579   3.53%      18.66% to   17.70%
   2008............................. 1.40% to 2.20%   720,364  9.70 to  6.55  5,302   1.64%    (41.53)% to (42.00)%
 AllianceBernstein International
   Value Portfolio -- Class B
   2012............................. 1.15% to 2.55% 1,999,029  5.41 to  5.20 12,631   1.41%      12.87% to   11.28%
   2011............................. 1.15% to 2.55% 1,646,072  4.79 to  4.67  9,556   3.99%    (20.36)% to (21.49)%
   2010............................. 1.15% to 2.55% 1,561,542  6.02 to  5.95 11,736   3.01%       3.10% to    1.64%
   2009............................. 1.15% to 2.55% 1,448,064  5.84 to  5.86 10,616   1.18%      32.81% to   30.93%
   2008............................. 1.15% to 2.55% 1,317,276  4.40 to  4.47  7,501   0.88%    (53.82)% to (54.48)%
 AllianceBernstein Large Cap
   Growth Portfolio -- Class B
   2012............................. 1.45% to 1.85%   120,405  9.19 to 11.12  1,190   0.03%      14.44% to   13.97%
   2011............................. 1.45% to 1.85%   147,005  7.99 to  9.71  1,270   0.09%     (5.15)% to  (5.53)%
   2010............................. 1.45% to 1.85%   158,095  8.43 to 10.28  1,441   0.27%       8.24% to    7.80%
   2009............................. 1.45% to 1.85%   167,809  7.78 to  9.53  1,407   0.00%      35.12% to   34.57%
   2008............................. 1.45% to 1.85%   193,959  5.76 to  7.08  1,203   0.00%    (40.69)% to (40.94)%
 AllianceBernstein Small Cap
   Growth Portfolio -- Class B
   2012............................. 1.45% to 1.80%    15,987 15.26 to 15.86    212   0.00%      13.06% to   12.66%
   2011............................. 1.45% to 1.80%    17,268 13.50 to 14.08    200   0.00%       2.69% to    2.33%
   2010............................. 1.45% to 1.80%    20,571 13.14 to 13.76    245   0.00%      34.61% to   34.14%
   2009............................. 1.45% to 1.80%    27,792  9.76 to 10.26    250   0.00%      39.23% to   38.73%
   2008............................. 1.45% to 1.80%    19,516  7.01 to  7.39    133   0.00%    (46.41)% to (46.60)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2012........................... 1.15% to 2.55% 1,041,215 13.12 to 12.65 13,662   2.38%       6.14% to    4.64%
   2011........................... 1.15% to 2.55% 1,088,081 12.36 to 12.09 13,557   4.03%      10.46% to    8.90%
   2010........................... 1.15% to 2.55% 1,282,800 11.19 to 11.10 14,542   1.66%       3.89% to    2.42%
   2009........................... 1.15% to 2.55% 1,834,443 10.77 to 10.84 20,136   1.85%       8.97% to    7.43%
   2008........................... 1.15% to 2.55% 1,327,606  9.88 to 10.09 13,526   1.16%     (2.73)% to  (4.11)%
American Century Variable
  Portfolios, Inc.
 VP Income & Growth Fund --
   Class I
   2012........................... 1.45% to 1.60%    38,619 15.88 to 15.63    605   2.07%      13.08% to   12.90%
   2011........................... 1.45% to 1.60%    44,050 14.04 to 13.84    611   1.54%       1.62% to    1.47%
   2010........................... 1.45% to 1.60%    50,813 13.82 to 13.64    695   1.53%      12.49% to   12.32%
   2009........................... 1.45% to 1.60%    52,526 12.28 to 12.15    639   4.75%      16.38% to   16.21%
   2008........................... 1.45% to 1.85%    53,837 10.55 to  7.29    559   1.97%    (35.54)% to (35.80)%
 VP International Fund -- Class I
   2012........................... 1.45% to 2.20%    71,668 17.93 to  9.90    868   0.84%      19.40% to   18.49%
   2011........................... 1.45% to 2.20%    82,873 15.01 to  8.36    853   1.41%    (13.32)% to (13.97)%
   2010........................... 1.45% to 2.20%    82,741 17.32 to  9.71  1,000   2.17%      11.65% to   10.80%
   2009........................... 1.45% to 2.20%   183,652 15.51 to  8.77  1,851   2.17%      31.83% to   30.82%
   2008........................... 1.45% to 2.20%   216,996 11.77 to  6.70  1,649   0.79%    (45.63)% to (46.04)%
 VP Ultra(R) Fund -- Class I
   2012........................... 1.45% to 1.60%    21,636 14.47 to 14.25    309   0.00%      12.27% to   12.10%
   2011........................... 1.45% to 1.60%    29,700 12.89 to 12.71    379   0.00%     (0.40)% to  (0.55)%
   2010........................... 1.45% to 1.60%    34,667 12.94 to 12.78    445   0.52%      14.40% to   14.23%
   2009........................... 1.45% to 1.60%    36,287 11.31 to 11.19    407   0.29%      32.53% to   32.33%
   2008........................... 1.45% to 1.85%    42,958  8.54 to  6.65    361   0.00%    (42.33)% to (42.57)%
 VP Value Fund -- Class I
   2012........................... 1.45% to 1.60%    54,026 17.25 to 16.98    920   1.92%      12.91% to   12.74%
   2011........................... 1.45% to 1.80%    65,919 15.28 to 14.78    996   2.02%     (0.45)% to  (0.80)%
   2010........................... 1.45% to 1.80%    74,186 15.35 to 14.90  1,128   2.19%      11.78% to   11.38%
   2009........................... 1.45% to 1.80%    81,262 13.73 to 13.38  1,107   5.62%      18.13% to   17.71%
   2008........................... 1.45% to 1.95%    85,679 11.62 to  6.66    983   2.48%    (27.84)% to (28.21)%
BlackRock Variable Series Funds,
  Inc.
 BlackRock Basic Value V.I. Fund
   -- Class III Shares
   2012........................... 1.45% to 2.10%    53,154 12.60 to 11.22    589   1.35%      12.16% to   11.41%
   2011........................... 1.45% to 2.10%    67,216 11.24 to 10.07    680   1.39%     (4.19)% to  (4.82)%
   2010........................... 1.45% to 2.10%    87,666 11.73 to 10.58    927   1.40%      10.88% to   10.15%
   2009........................... 1.45% to 1.85%    91,740 10.58 to  9.72    861   2.33%      28.97% to   28.45%
   2008........................... 1.45% to 1.85%    65,163  8.20 to  7.56    512   2.11%    (37.82)% to (38.08)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 BlackRock Global Allocation V.I.
   Fund -- Class III Shares
   2012........................... 1.15% to 2.55% 7,141,603 10.56 to 10.85 81,298   1.45%       8.70% to    7.16%
   2011........................... 1.15% to 2.55% 7,557,020  9.71 to 10.12 79,965   2.20%     (4.75)% to  (6.09)%
   2010........................... 1.15% to 2.55% 7,950,714 10.20 to 10.78 89,084   1.14%       8.50% to    6.96%
   2009........................... 1.15% to 2.55% 7,477,540  9.40 to 10.08 77,717   2.06%      19.53% to   17.83%
   2008........................... 1.15% to 2.55% 6,313,532  7.86 to  8.55 55,768   3.03%    (20.60)% to (21.72)%
 BlackRock Large Cap Growth
   V.I. Fund -- Class III Shares
   2012........................... 1.45% to 1.80%    10,787 12.48 to 12.10    133   0.74%      13.15% to   12.75%
   2011........................... 1.45% to 1.80%    24,906 11.03 to 10.74    272   0.62%       0.84% to    0.49%
   2010........................... 1.45% to 1.80%    28,056 10.94 to 10.68    304   0.46%      13.43% to   13.03%
   2009........................... 1.45% to 1.80%    27,270  9.64 to  9.45    261   0.36%      24.79% to   24.35%
   2008........................... 1.45% to 1.80%    27,003  7.73 to  7.60    207   0.42%    (41.75)% to (41.96)%
 BlackRock Value Opportunities
   V.I. Fund -- Class III Shares
   2012........................... 1.45% to 1.85%    43,341 13.22 to 11.30    499   0.38%      11.63% to   11.18%
   2011........................... 1.45% to 1.85%    47,293 11.84 to 10.16    490   0.22%     (4.02)% to  (4.41)%
   2010........................... 1.45% to 1.85%    53,060 12.34 to 10.63    585   0.46%      26.45% to   25.94%
   2009........................... 1.45% to 1.85%    55,132  9.76 to  8.44    482   0.70%      26.21% to   25.69%
   2008........................... 1.45% to 1.85%    39,096  7.73 to  6.72    293   0.67%    (41.08)% to (41.32)%
Columbia Funds Variable Insurance
  Trust I
 Columbia Variable Portfolio --
   Marsico Growth Fund --
   Class 1
   2012........................... 1.45% to 1.85%   187,613 16.71 to 11.57  2,410   0.67%      10.61% to   10.16%
   2011........................... 1.45% to 1.85%   244,868 15.11 to 10.50  2,895   0.29%     (4.05)% to  (4.44)%
   2010........................... 1.45% to 1.85%   298,755 15.75 to 10.99  3,781   0.12%      19.79% to   19.30%
   2009........................... 1.45% to 1.85%   304,481 13.15 to  9.21  3,288   0.77%      24.83% to   24.32%
   2008........................... 1.45% to 1.85%   328,028 10.53 to  7.41  2,950   0.32%    (40.33)% to (40.57)%
 Columbia Variable Portfolio --
   Marsico International
   Opportunities Fund -- Class 2
   2012........................... 1.15% to 2.55%   617,436  7.25 to  7.90  6,626   0.95%      16.26% to   14.61%
   2011........................... 1.15% to 2.55%   704,195  6.24 to  6.90  6,759   0.78%    (17.15)% to (18.32)%
   2010........................... 1.15% to 2.55%   708,449  7.53 to  8.44  8,690   0.69%      12.42% to   10.83%
   2009........................... 1.15% to 2.55%   770,695  6.69 to  7.62  8,300   1.90%      36.36% to   34.43%
   2008........................... 1.15% to 2.55%   735,248  4.91 to  5.67  6,156   1.43%    (49.08)% to (49.80)%
DWS Variable Series I
 DWS Capital Growth VIP --
   Class B Shares
   2012........................... 1.45% to 1.60%     6,159 10.03 to 10.00     62   0.54%      13.93% to   13.76%
   2011 (4)....................... 1.45% to 1.60%     9,556  8.80 to  8.79     84   0.00%    (17.29)% to (17.41)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
DWS Variable Series II
 DWS Dreman Small Mid Cap
   Value VIP -- Class B Shares
   2012........................... 1.45% to 1.80%    31,649 23.18 to 22.35    723   0.81%      11.73% to   11.34%
   2011........................... 1.45% to 1.80%    37,517 20.75 to 20.07    769   0.68%     (7.69)% to  (8.02)%
   2010........................... 1.45% to 1.80%    41,224 22.47 to 21.82    917   0.93%      20.89% to   20.46%
   2009........................... 1.45% to 1.80%    44,025 18.59 to 18.11    811   1.61%      27.41% to   26.95%
   2008........................... 1.45% to 1.80%    44,718 14.59 to 14.27    648   1.31%    (34.64)% to (34.87)%
 DWS Large Cap Value VIP --
   Class B Shares
   2012........................... 1.45% to 1.80%    38,807  9.86 to  9.80    382   1.58%       7.85% to    7.46%
   2011 (4)....................... 1.45% to 1.80%    47,984  9.14 to  9.12    438   0.00%    (12.44)% to (12.75)%
Dreyfus
 Dreyfus Investment Portfolios
   MidCap Stock Portfolio --
   Initial Shares
   2012........................... 1.45% to 1.60%     5,112 18.70 to 18.41     95   0.48%      17.94% to   17.76%
   2011........................... 1.45% to 1.60%     6,208 15.86 to 15.63     98   0.50%     (1.06)% to  (1.21)%
   2010........................... 1.45% to 1.60%     8,475 16.03 to 15.83    135   1.04%      25.26% to   25.07%
   2009........................... 1.45% to 1.80%    10,555 12.80 to 12.47    134   1.52%      33.54% to   33.07%
   2008........................... 1.45% to 1.80%    11,688  9.58 to  9.37    112   0.97%    (41.29)% to (41.49)%
 Dreyfus Variable Investment Fund
   -- Money Market Portfolio
   2012........................... 1.45% to 1.95%    94,304 10.09 to  9.56    940   0.00%     (1.45)% to  (1.96)%
   2011........................... 1.45% to 2.20%   135,394 10.24 to  9.80  1,372   0.01%     (1.44)% to  (2.19)%
   2010........................... 1.45% to 2.20%   140,377 10.39 to 10.01  1,443   0.01%     (1.44)% to  (2.19)%
   2009........................... 1.45% to 2.20%   110,665 10.54 to 10.24  1,154   0.20%     (1.32)% to  (2.07)%
   2008........................... 1.45% to 2.20%   269,911 10.68 to 10.46  2,859   2.14%       1.05% to    0.28%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial
   Shares
   2012........................... 1.45% to 1.60%     8,942  9.69 to 11.18     91   1.29%      10.35% to   10.18%
   2011........................... 1.45% to 1.60%    29,050  8.78 to 10.15    281   0.90%     (0.56)% to  (0.71)%
   2010........................... 1.45% to 1.60%    32,364  8.83 to 10.22    314   0.85%      13.15% to   12.98%
   2009........................... 1.45% to 1.60%    33,128  7.81 to  9.05    284   0.97%      31.82% to   31.62%
   2008........................... 1.45% to 1.65%    34,907  5.92 to  5.83    227   0.75%    (35.38)% to (35.51)%
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2012........................... 1.15% to 2.55%   906,376 11.94 to 10.84 10,968   4.14%       6.09% to    4.58%
   2011........................... 1.45% to 2.25%   430,861 12.13 to 10.67  5,156   4.23%       1.06% to    0.25%
   2010........................... 1.45% to 2.05%   611,876 12.00 to 10.96  7,248   4.21%       7.54% to    6.88%
   2009........................... 1.15% to 2.55% 1,110,527 10.30 to  9.75 11,948   4.83%      42.65% to   40.63%
   2008........................... 1.15% to 2.55% 1,160,869  7.22 to  6.93  8,834   5.63%    (27.98)% to (28.99)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                          EXPENSE AS A                          NET   INVESTMENT
                                          % OF AVERAGE                         ASSETS   INCOME
                                         NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                         -------------- ------- -------------- ------ ---------- --------------------
Federated Insurance Series
 Federated Capital Appreciation
   Fund II -- Primary Shares
   2012................................. 1.40% to 1.40%   4,940 10.92 to 10.92    54     0.60%      8.63% to    8.63%
   2011................................. 1.40% to 1.40%   6,426 10.05 to 10.05    65     0.70%    (6.61)% to  (6.61)%
   2010 (4)............................. 1.40% to 1.40%   8,880 10.76 to 10.76    96     0.00%      9.51% to    9.51%
 Federated High Income Bond Fund II
   -- Primary Shares
   2012................................. 1.40% to 1.40%     173 18.89 to 18.89     3     7.60%     13.09% to   13.09%
   2011................................. 1.40% to 1.40%     184 16.71 to 16.71     3    11.84%      3.70% to    3.70%
   2010................................. 1.40% to 1.40%   1,589 16.11 to 16.11    26     9.17%     13.13% to   13.13%
   2009................................. 1.40% to 1.40%   7,300 14.24 to 14.24   104    12.60%     50.72% to   50.72%
   2008................................. 1.40% to 1.40%  12,518  9.45 to  9.45   118    11.69%   (27.03)% to (27.03)%
 Federated High Income Bond Fund II
   -- Service Shares
   2012................................. 1.45% to 2.10% 170,677 20.04 to 15.25 3,380     7.60%     12.64% to   11.90%
   2011................................. 1.45% to 2.10% 215,834 17.79 to 13.63 3,803     8.78%      3.40% to    2.72%
   2010................................. 1.45% to 2.10% 315,004 17.20 to 13.27 5,369     7.89%     12.72% to   11.98%
   2009................................. 1.45% to 2.10% 348,566 15.26 to 11.85 5,272    10.70%     50.27% to   49.28%
   2008................................. 1.45% to 2.10% 377,552 10.15 to  7.94 3,824    10.98%   (27.17)% to (27.65)%
 Federated Kaufmann Fund II --
   Service Shares
   2012................................. 1.45% to 2.10% 100,662 18.31 to 11.39 1,664     0.00%     15.31% to   14.55%
   2011................................. 1.15% to 2.55% 877,224  7.19 to  7.64 7,806     0.88%   (14.48)% to (15.69)%
   2010................................. 1.15% to 2.55% 873,555  8.40 to  9.06 9,446     0.00%     16.39% to   14.75%
   2009................................. 1.15% to 2.55% 631,953  7.22 to  7.90 6,409     0.00%     27.62% to   25.81%
   2008................................. 1.15% to 2.55% 575,170  5.66 to  6.28 4,829     0.00%   (42.58)% to (43.39)%
 Federated Managed Volatility
   Fund II
   2012................................. 1.40% to 1.40%   7,540 12.59 to 12.59    95     3.07%     11.95% to   11.95%
   2011................................. 1.40% to 1.40%   8,231 11.25 to 11.25    93     4.20%      3.31% to    3.31%
   2010................................. 1.40% to 1.40%  11,914 10.89 to 10.89   130     5.95%     10.52% to   10.52%
   2009................................. 1.40% to 1.40%  12,641  9.85 to  9.85   125     6.70%     26.49% to   26.49%
   2008................................. 1.40% to 1.40%  15,764  7.79 to  7.79   123     5.90%   (21.50)% to (21.50)%
Fidelity(R) Variable Insurance Products
  Fund
 VIP Asset Manager/SM/ Portfolio --
   Initial Class
   2012................................. 1.40% to 1.40%   7,297 14.75 to 14.75   108     1.05%     10.90% to   10.90%
   2011................................. 1.40% to 1.40%  12,485 13.30 to 13.30   166     1.99%    (3.92)% to  (3.92)%
   2010................................. 1.40% to 1.40%  12,499 13.84 to 13.84   173     1.72%     12.67% to   12.67%
   2009................................. 1.40% to 1.40%  13,266 12.29 to 12.29   163     2.26%     27.31% to   27.31%
   2008................................. 1.40% to 1.40%  17,549  9.65 to  9.65   169     2.46%   (29.72)% to (29.72)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
 VIP Asset Manager/SM/ Portfolio --
   Service Class 2
   2012............................. 1.45% to 1.85%    10,786 13.44 to 12.56    140   0.79%      10.60% to   10.15%
   2011............................. 1.45% to 1.85%    50,989 12.15 to 11.41    587   1.59%     (4.22)% to  (4.61)%
   2010............................. 1.45% to 1.85%    67,836 12.68 to 11.96    827   1.26%      12.31% to   11.86%
   2009............................. 1.45% to 1.85%    84,829 11.29 to 10.69    922   2.17%      26.89% to   26.38%
   2008............................. 1.45% to 1.85%    92,591  8.90 to  8.46    797   2.42%    (29.94)% to (30.22)%
 VIP Balanced Portfolio -- Service
   Class 2
   2012............................. 1.45% to 2.55% 1,003,497 12.30 to 10.46 11,484   1.47%      13.15% to   11.89%
   2011............................. 1.45% to 2.55% 1,109,472 10.87 to  9.35 11,289   1.40%     (5.22)% to  (6.27)%
   2010............................. 1.45% to 2.55% 1,253,958 11.47 to  9.97 13,609   1.48%      16.05% to   14.76%
   2009............................. 1.45% to 2.55% 1,427,303  9.88 to  8.69 13,486   1.79%      36.32% to   34.80%
   2008............................. 1.45% to 2.55% 1,454,207  7.25 to  6.45 10,172   2.07%    (35.10)% to (35.83)%
 VIP Contrafund(R) Portfolio --
   Initial Class
   2012............................. 1.40% to 1.40%    42,382 19.36 to 19.36    821   1.23%      14.78% to   14.78%
   2011............................. 1.40% to 1.40%    52,966 16.87 to 16.87    894   0.97%     (3.89)% to  (3.89)%
   2010............................. 1.40% to 1.40%    60,290 17.55 to 17.55  1,058   1.16%      15.58% to   15.58%
   2009............................. 1.40% to 1.40%    74,508 15.19 to 15.19  1,132   1.30%      33.81% to   33.81%
   2008............................. 1.40% to 1.40%    92,567 11.35 to 11.35  1,051   0.89%    (43.32)% to (43.32)%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2012............................. 1.15% to 2.55% 3,764,299  9.48 to  9.88 43,955   1.12%      14.80% to   13.17%
   2011............................. 1.45% to 2.20% 1,374,614 14.65 to  9.48 17,702   0.71%     (4.19)% to  (4.92)%
   2010............................. 1.45% to 2.20% 1,706,394 15.29 to  9.97 23,716   1.00%      15.23% to   14.36%
   2009............................. 1.45% to 2.25% 1,835,029 13.27 to  8.50 22,180   1.24%      33.50% to   32.42%
   2008............................. 1.45% to 2.25% 1,735,349  9.94 to  6.42 16,224   0.66%    (43.52)% to (43.98)%
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2012............................. 1.45% to 1.80%    16,303 17.22 to 16.64    274   0.46%      20.47% to   20.04%
   2011............................. 1.45% to 1.70%    21,236 14.29 to 12.67    296   0.00%     (4.18)% to  (4.42)%
   2010............................. 1.45% to 1.70%    22,303 14.92 to 13.26    324   0.22%      16.28% to   15.98%
   2009............................. 1.45% to 1.70%    22,814 12.83 to 11.43    285   0.02%      33.82% to   33.48%
   2008............................. 1.45% to 1.70%    23,216  9.59 to  8.56    217   0.48%    (42.20)% to (42.35)%
 VIP Equity-Income Portfolio --
   Initial Class
   2012............................. 1.40% to 1.40%    20,096 14.43 to 14.43    290   2.72%      15.66% to   15.66%
   2011............................. 1.40% to 1.40%    31,185 12.48 to 12.48    389   2.27%     (0.44)% to  (0.44)%
   2010............................. 1.40% to 1.40%    41,102 12.53 to 12.53    515   1.59%      13.54% to   13.54%
   2009............................. 1.40% to 1.40%    60,015 11.04 to 11.04    663   2.26%      28.39% to   28.39%
   2008............................. 1.40% to 1.40%    68,409  8.60 to  8.60    588   2.46%    (43.46)% to (43.46)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                   EXPENSE AS A                            NET   INVESTMENT
                                   % OF AVERAGE                           ASSETS   INCOME
                                  NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                  -------------- --------- -------------- ------ ---------- --------------------
 VIP Equity-Income Portfolio --
   Service Class 2
   2012.......................... 1.15% to 2.55% 1,818,236  9.15 to  8.29 18,104   2.94%      15.70% to   14.06%
   2011.......................... 1.45% to 2.20%   424,692 10.54 to  8.55  4,393   2.14%     (0.80)% to  (1.56)%
   2010.......................... 1.45% to 2.20%   515,050 10.62 to  8.68  5,397   1.48%      13.25% to   12.39%
   2009.......................... 1.45% to 2.25%   627,687  9.38 to  7.04  5,814   2.04%      28.00% to   26.96%
   2008.......................... 1.45% to 2.25%   698,722  7.33 to  5.54  5,077   1.55%    (43.64)% to (44.10)%
 VIP Growth & Income Portfolio
   -- Initial Class
   2012.......................... 1.40% to 1.40%    14,953 13.11 to 13.11    196   2.16%      16.90% to   16.90%
   2011.......................... 1.40% to 1.40%    18,585 11.22 to 11.22    208   1.76%       0.19% to    0.19%
   2010.......................... 1.40% to 1.40%    20,252 11.20 to 11.20    227   0.71%      13.27% to   13.27%
   2009.......................... 1.40% to 1.40%    23,834  9.88 to  9.88    236   1.11%      25.43% to   25.43%
   2008.......................... 1.40% to 1.40%    25,372  7.88 to  7.88    200   0.99%    (42.52)% to (42.52)%
 VIP Growth & Income Portfolio
   -- Service Class 2
   2012.......................... 1.45% to 1.80%    89,679 12.02 to 12.13  1,028   1.81%      16.53% to   16.11%
   2011.......................... 1.45% to 1.80%   128,021 10.31 to 10.45  1,273   1.49%     (0.11)% to  (0.46)%
   2010.......................... 1.45% to 1.80%   154,053 10.33 to 10.50  1,571   0.45%      12.89% to   12.49%
   2009.......................... 1.45% to 1.80%   176,197  9.15 to  9.33  1,596   0.88%      25.17% to   24.73%
   2008.......................... 1.45% to 1.80%   187,975  7.31 to  7.48  1,389   0.81%    (42.74)% to (42.95)%
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2012.......................... 1.40% to 1.40%    12,098 10.18 to 10.18    123   0.39%      17.93% to   17.93%
   2011.......................... 1.40% to 1.40%    14,124  8.64 to  8.64    122   0.15%       0.87% to    0.87%
   2010.......................... 1.40% to 1.40%    17,119  8.56 to  8.56    147   0.19%      22.01% to   22.01%
   2009.......................... 1.40% to 1.40%    21,468  7.02 to  7.02    151   0.47%      43.81% to   43.81%
   2008.......................... 1.40% to 1.40%    24,442  4.88 to  4.88    119   0.38%    (55.65)% to (55.65)%
 VIP Growth Opportunities
   Portfolio -- Service Class 2
   2012 (4)...................... 1.15% to 2.55%   366,606 10.76 to 10.62  3,924   0.15%       8.21% to    6.68%
 VIP Growth Portfolio -- Initial
   Class
   2012.......................... 1.40% to 1.40%    27,969 12.30 to 12.30    344   0.57%      13.08% to   13.08%
   2011.......................... 1.40% to 1.40%    34,269 10.88 to 10.88    373   0.35%     (1.20)% to  (1.20)%
   2010.......................... 1.40% to 1.40%    41,695 11.01 to 11.01    459   0.25%      22.44% to   22.44%
   2009.......................... 1.40% to 1.40%    53,162  8.99 to  8.99    478   0.45%      26.49% to   26.49%
   2008.......................... 1.40% to 1.40%    56,296  7.11 to  7.11    400   0.76%    (47.91)% to (47.91)%
 VIP Growth Portfolio -- Service
   Class 2
   2012.......................... 1.45% to 2.10%    95,429  9.81 to 11.52    997   0.36%      12.74% to   12.00%
   2011.......................... 1.45% to 2.10%   108,656  8.70 to 10.28  1,001   0.11%     (1.48)% to  (2.13)%
   2010.......................... 1.45% to 2.10%   142,010  8.83 to 10.51  1,319   0.03%      22.07% to   21.26%
   2009.......................... 1.45% to 2.10%   183,390  7.23 to  8.67  1,391   0.19%      26.11% to   25.28%
   2008.......................... 1.45% to 2.10%   219,313  5.74 to  6.92  1,322   0.60%    (48.07)% to (48.42)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 VIP Growth Stock Portfolio --
   Service Class 2
   2012 (4)..................... 1.15% to 2.55%    578,501 10.92 to 10.77   6,283   0.64%       9.90% to    8.35%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2012......................... 1.15% to 2.55%  1,728,864 12.90 to 11.95  21,704   2.19%       4.38% to    2.90%
   2011......................... 1.45% to 1.70%    151,814 12.24 to 12.07   1,844   2.94%       5.49% to    5.22%
   2010......................... 1.45% to 1.70%    173,805 11.60 to 11.47   2,004   3.54%       5.99% to    5.72%
   2009......................... 1.45% to 2.25%    144,762 10.95 to 10.71   1,577   8.90%      13.80% to   12.87%
   2008......................... 1.45% to 2.25%     46,490  9.62 to  9.49     446   2.27%     (4.86)% to  (5.63)%
 VIP Mid Cap Portfolio --
   Service Class 2
   2012......................... 1.15% to 2.55%  1,415,401 10.23 to 10.27  18,903   0.39%      13.24% to   11.63%
   2011......................... 1.40% to 2.10%    368,638 22.97 to 12.23   6,907   0.02%    (12.10)% to (12.72)%
   2010......................... 1.40% to 2.10%    477,695 26.13 to 14.01  10,412   0.12%      26.78% to   25.87%
   2009......................... 1.40% to 2.25%    538,782 20.61 to  9.16   9,369   0.47%      37.80% to   36.61%
   2008......................... 1.40% to 2.25%    573,688 14.96 to  6.71   7,308   0.23%    (40.45)% to (40.97)%
 VIP Overseas Portfolio --
   Initial Class
   2012......................... 1.40% to 1.40%     14,369 12.30 to 12.30     177   2.00%      19.04% to   19.04%
   2011......................... 1.40% to 1.40%     15,739 10.33 to 10.33     163   1.42%    (18.32)% to (18.32)%
   2010......................... 1.40% to 1.40%     16,078 12.65 to 12.65     203   1.41%      11.53% to   11.53%
   2009......................... 1.40% to 1.40%     17,177 11.34 to 11.34     195   1.96%      24.76% to   24.76%
   2008......................... 1.40% to 1.40%     22,460  9.09 to  9.09     204   1.90%    (44.59)% to (44.59)%
 VIP Value Strategies Portfolio
   -- Service Class 2
   2012......................... 1.45% to 1.80%     17,803 14.05 to 13.62     236   0.34%      25.22% to   24.77%
   2011......................... 1.45% to 1.80%     27,286 11.22 to 10.92     294   0.72%    (10.35)% to (10.67)%
   2010......................... 1.45% to 1.80%     30,412 12.52 to 12.22     368   0.30%      24.51% to   24.07%
   2009......................... 1.45% to 1.80%     31,204 10.05 to  9.85     310   0.36%      54.87% to   54.32%
   2008......................... 1.45% to 1.80%     31,213  6.49 to  6.38     202   0.56%    (51.99)% to (52.17)%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Income Securities
   Fund -- Class 2 Shares
   2012......................... 1.15% to 2.55%  7,460,716 11.54 to 10.49  91,590   6.44%      11.35% to    9.77%
   2011......................... 1.15% to 2.55%  8,397,150 10.37 to  9.55  93,664   5.75%       1.21% to  (0.22)%
   2010......................... 1.15% to 2.55%  9,364,828 10.24 to  9.57 104,206   6.64%      11.38% to    9.80%
   2009......................... 1.15% to 2.55% 10,222,675  9.20 to  8.72 103,031   8.23%      34.04% to   32.14%
   2008......................... 1.15% to 2.55% 11,580,979  6.86 to  6.60  87,782   5.39%    (30.47)% to (31.45)%
 Franklin Large Cap Growth
   Securities Fund -- Class 2
   Shares
   2012......................... 1.45% to 1.60%     30,143 14.56 to 14.34     434   0.83%      10.74% to   10.57%
   2011......................... 1.45% to 1.60%     33,830 13.15 to 12.97     440   0.67%     (2.93)% to  (3.08)%
   2010......................... 1.45% to 1.60%     36,531 13.55 to 13.38     491   0.89%       9.97% to    9.80%
   2009......................... 1.45% to 1.60%     34,122 12.32 to 12.18     418   1.39%      27.85% to   27.66%
   2008......................... 1.45% to 1.95%     41,287  9.64 to  6.69     379   1.31%    (35.48)% to (35.81)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 Franklin Templeton VIP Founding
   Funds Allocation Fund --
   Class 2 Shares
   2012........................... 1.45% to 2.55% 1,868,358  9.64 to  9.08 17,674    2.80%     13.66% to   12.39%
   2011........................... 1.45% to 2.55% 2,059,827  8.48 to  8.08 17,193    0.02%    (2.97)% to  (4.05)%
   2010........................... 1.45% to 2.55% 2,240,432  8.74 to  8.42 19,331    2.14%      8.66% to    7.44%
   2009........................... 1.45% to 2.55% 2,351,040  8.05 to  7.84 18,728    2.64%     28.36% to   26.93%
   2008........................... 1.45% to 2.55% 2,297,102  6.27 to  6.17 14,294    2.96%   (36.80)% to (37.51)%
 Mutual Shares Securities Fund --
   Class 2 Shares
   2012........................... 1.45% to 2.20%   307,244 16.10 to  9.80  4,139    1.81%     12.58% to   11.72%
   2011........................... 1.15% to 2.55% 1,083,871  8.07 to  7.53 10,530    2.37%    (2.18)% to  (3.56)%
   2010........................... 1.15% to 2.55% 1,183,390  8.25 to  7.80 11,872    1.45%      9.92% to    8.36%
   2009........................... 1.15% to 2.55% 1,540,991  7.50 to  7.20 13,787    1.95%     24.60% to   22.83%
   2008........................... 1.15% to 2.55% 1,297,225  6.02 to  5.86  9,528    2.26%   (37.83)% to (38.72)%
 Templeton Foreign Securities
   Fund -- Class 1 Shares
   2012........................... 1.40% to 1.40%     2,789 13.47 to 13.47     38    3.24%     16.93% to   16.93%
   2011........................... 1.40% to 1.40%     3,196 11.52 to 11.52     37    1.92%   (11.69)% to (11.69)%
   2010........................... 1.40% to 1.40%     3,148 13.05 to 13.05     41    1.99%      7.16% to    7.16%
   2009........................... 1.40% to 1.40%     3,719 12.18 to 12.18     45    3.60%     35.42% to   35.42%
   2008........................... 1.40% to 1.40%     4,067  8.99 to  8.99     37    3.00%   (41.07)% to (41.07)%
 Templeton Foreign Securities
   Fund -- Class 2 Shares
   2012........................... 1.45% to 2.20%   204,409 18.74 to 10.20  3,049    3.06%     16.51% to   15.63%
   2011........................... 1.45% to 2.20%   182,700 16.08 to  8.82  2,513    1.72%   (11.93)% to (12.60)%
   2010........................... 1.45% to 2.20%   194,363 18.26 to 10.10  3,075    1.88%      6.84% to    6.02%
   2009........................... 1.45% to 2.20%   283,523 17.09 to  9.52  3,787    3.36%     35.06% to   34.03%
   2008........................... 1.45% to 2.20%   314,570 12.65 to  7.10  3,021    2.48%   (41.24)% to (41.69)%
 Templeton Global Bond Securities
   Fund -- Class 1 Shares
   2012........................... 1.40% to 1.40%     3,419 18.42 to 18.42     63    6.24%     13.69% to   13.69%
   2011........................... 1.40% to 1.40%     3,907 16.20 to 16.20     63    5.61%    (1.99)% to  (1.99)%
   2010........................... 1.40% to 1.40%     3,826 16.53 to 16.53     63    1.99%     13.11% to   13.11%
   2009........................... 1.40% to 1.40%     3,978 14.62 to 14.62     58   15.29%     17.34% to   17.34%
   2008........................... 1.40% to 1.40%     3,720 12.46 to 12.46     46    3.84%      4.97% to    4.97%
 Templeton Growth Securities
   Fund -- Class 2 Shares
   2012........................... 1.45% to 2.20%   268,016  9.48 to  9.01  2,413    2.09%     19.31% to   18.40%
   2011........................... 1.45% to 2.20%   295,686  7.94 to  7.61  2,243    1.34%    (8.32)% to  (9.02)%
   2010........................... 1.45% to 2.20%   323,330  8.67 to  8.36  2,689    1.35%      5.84% to    5.03%
   2009........................... 1.45% to 2.20%   383,751  8.19 to  7.96  3,020    3.08%     29.20% to   28.22%
   2008........................... 1.45% to 2.20%   360,804  6.34 to  6.21  2,215    1.35%   (43.16)% to (43.59)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
GE Investments Funds, Inc.
 Core Value Equity Fund --
   Class 1 Shares
   2012........................... 1.45% to 1.80%    91,851 12.37 to 12.61  1,092   1.20%      11.76% to   11.37%
   2011........................... 1.45% to 1.80%   100,346 11.06 to 11.32  1,073   0.80%     (3.02)% to  (3.36)%
   2010........................... 1.45% to 1.80%   122,615 11.41 to 11.72  1,368   1.29%       9.96% to    9.57%
   2009........................... 1.45% to 1.80%   151,515 10.38 to 10.69  1,557   1.26%      23.58% to   23.14%
   2008........................... 1.45% to 1.80%   146,011  8.40 to  8.68  1,239   1.24%    (33.91)% to (34.15)%
 Income Fund -- Class 1 Shares
   2012........................... 1.40% to 1.80%   122,269 16.27 to 13.22  1,616   2.23%       4.21% to    3.79%
   2011........................... 1.40% to 1.85%   141,726 15.61 to 11.52  1,807   3.89%       5.71% to    5.23%
   2010........................... 1.40% to 1.80%   169,659 14.77 to 12.10  2,054   3.11%       6.06% to    5.63%
   2009........................... 1.40% to 1.80%   192,545 13.92 to 11.45  2,211   4.01%       6.37% to    5.94%
   2008........................... 1.40% to 1.80%   249,065 13.09 to 10.81  2,728   4.77%     (6.44)% to  (6.82)%
 Premier Growth Equity Fund --
   Class 1 Shares
   2012........................... 1.40% to 1.80%    74,148 11.33 to 12.10    924   0.91%      19.18% to   18.70%
   2011........................... 1.40% to 1.80%    79,010  9.51 to 10.20    827   0.19%     (0.93)% to  (1.33)%
   2010........................... 1.40% to 1.80%    96,802  9.60 to 10.33  1,020   0.22%      10.05% to    9.60%
   2009........................... 1.40% to 1.80%   113,109  8.72 to  9.43  1,084   0.36%      36.80% to   36.24%
   2008........................... 1.40% to 1.80%   123,394  6.38 to  6.92    863   0.34%    (37.55)% to (37.80)%
 Real Estate Securities Fund --
   Class 1 Shares
   2012........................... 1.15% to 2.55%   285,447 12.22 to 10.25  4,828   1.91%      15.44% to   13.81%
   2011........................... 1.15% to 2.55%   300,164 10.58 to  9.00  4,475   1.24%       8.59% to    7.06%
   2010........................... 1.15% to 2.55%   352,419  9.75 to  8.41  4,865   1.86%      27.46% to   25.66%
   2009........................... 1.15% to 2.55%   430,560  7.65 to  6.69  4,631   5.32%      34.21% to   32.30%
   2008........................... 1.15% to 2.55%   419,691  5.70 to  5.06  3,530   6.22%    (36.77)% to (37.67)%
 S&P 500(R) Index Fund
   2012........................... 1.40% to 2.25%   916,299 12.55 to  9.81 10,957   1.92%      14.07% to   13.09%
   2011........................... 1.40% to 2.25% 1,136,201 11.00 to  8.67 11,921   1.60%       0.29% to  (0.58)%
   2010........................... 1.40% to 2.25% 1,521,051 10.97 to  8.72 15,921   1.71%      13.23% to   12.25%
   2009........................... 1.40% to 2.25% 1,801,232  9.69 to  7.77 16,680   2.21%      24.53% to   23.46%
   2008........................... 1.40% to 2.25% 1,958,296  7.78 to  6.29 14,564   1.58%    (38.28)% to (38.82)%
 Small-Cap Equity Fund -- Class 1
   Shares
   2012........................... 1.40% to 1.80%   126,585 20.34 to 15.64  2,094   0.01%      12.97% to   12.51%
   2011........................... 1.40% to 1.80%   163,078 18.01 to 13.90  2,413   0.00%       1.69% to    1.28%
   2010........................... 1.40% to 1.80%   192,586 17.71 to 13.72  2,809   0.16%      25.69% to   25.18%
   2009........................... 1.40% to 1.80%   240,160 14.09 to 10.96  2,802   0.00%      29.05% to   28.53%
   2008........................... 1.40% to 1.80%   268,919 10.92 to  8.53  2,451   0.41%    (38.47)% to (38.72)%
 Total Return Fund -- Class 1
   Shares
   2012........................... 1.40% to 2.10%   988,835 15.65 to 11.51 13,237   1.50%      10.97% to   10.18%
   2011........................... 1.40% to 2.10% 1,219,298 14.10 to 10.45 14,655   1.64%     (4.20)% to  (4.88)%
   2010........................... 1.40% to 2.10% 1,355,267 14.72 to 10.99 17,060   1.40%       8.11% to    7.34%
   2009........................... 1.40% to 2.10% 1,438,791 13.62 to 10.24 16,812   1.49%      19.12% to   18.27%
   2008........................... 1.40% to 2.10% 1,880,860 11.43 to  8.65 18,765   1.80%    (30.28)% to (30.77)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                 EXPENSE AS A                             NET    INVESTMENT
                                 % OF AVERAGE                            ASSETS    INCOME
                                NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                -------------- ---------- -------------- ------- ---------- --------------------
 Total Return Fund -- Class 3
   Shares
   2012........................ 1.35% to 2.55% 11,014,161  9.29 to  9.28 110,103   1.31%      10.73% to    9.38%
   2011........................ 1.35% to 2.55% 12,028,819  8.39 to  8.48 109,324   1.47%     (4.40)% to  (5.56)%
   2010........................ 1.35% to 2.55% 12,922,537  8.78 to  8.98 123,799   1.18%       7.89% to    6.58%
   2009........................ 1.35% to 2.55% 13,508,474  8.13 to  8.43 120,957   1.48%      18.94% to   17.50%
   2008........................ 1.45% to 2.55% 12,950,121  8.13 to  7.17  98,633   2.24%    (30.39)% to (31.17)%
 U.S. Equity Fund -- Class 1
   Shares
   2012........................ 1.40% to 1.80%     64,140 13.72 to 11.60     732   1.13%      14.18% to   13.71%
   2011........................ 1.40% to 1.80%     82,803 12.02 to 10.20     829   0.71%     (4.26)% to  (4.65)%
   2010........................ 1.40% to 1.80%    100,564 12.55 to 10.70   1,070   1.02%       8.72% to    8.28%
   2009........................ 1.40% to 1.80%    120,812 11.55 to  9.88   1,182   1.19%      29.79% to   29.26%
   2008........................ 1.40% to 1.80%    130,897  8.90 to  7.64     990   1.10%    (36.95)% to (37.21)%
Goldman Sachs Variable
  Insurance Trust
 Goldman Sachs Large Cap
   Value Fund -- Institutional
   Shares
   2012........................ 1.40% to 1.40%      7,280 11.53 to 11.53      84   1.34%      17.46% to   17.46%
   2011........................ 1.40% to 1.40%      8,265  9.82 to  9.82      81   1.24%     (8.35)% to  (8.35)%
   2010........................ 1.40% to 1.40%      8,427 10.71 to 10.71      90   0.79%       9.64% to    9.64%
   2009........................ 1.40% to 1.40%      9,403  9.77 to  9.77      92   1.81%      16.67% to   16.67%
   2008........................ 1.40% to 1.40%      9,686  8.37 to  8.37      81   1.77%    (35.44)% to (35.44)%
 Goldman Sachs Mid Cap Value
   Fund
   2012........................ 1.40% to 2.10%     26,886 27.82 to 12.31     535   1.01%      16.80% to   15.97%
   2011........................ 1.40% to 2.10%     40,833 23.82 to 10.62     667   0.70%     (7.68)% to  (8.34)%
   2010........................ 1.40% to 2.10%     51,495 25.80 to 11.58     873   0.69%      23.26% to   22.38%
   2009........................ 1.40% to 2.10%     56,556 20.94 to  9.47     799   1.66%      31.30% to   30.36%
   2008........................ 1.40% to 2.10%     70,748 15.95 to  7.26     744   0.89%    (37.94)% to (38.38)%
 Goldman Sachs Money Market
   Fund -- Service Shares
   2012 (4).................... 1.40% to 2.55%  1,126,440  9.94 to  9.89  11,192   0.00%     (1.39)% to  (2.53)%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1
   2012........................ 1.45% to 2.20%    353,450 13.96 to 13.27   4,790   4.65%       3.80% to    3.01%
   2011........................ 1.45% to 2.20%    403,928 13.45 to 12.88   5,292   5.71%       5.90% to    5.10%
   2010........................ 1.45% to 2.20%    467,767 12.70 to 12.26   5,798   4.00%       7.65% to    6.83%
   2009........................ 1.45% to 2.20%    369,762 11.80 to 11.47   4,292   4.03%       8.04% to    7.22%
   2008........................ 1.45% to 2.20%    146,151 10.92 to 10.70   1,569   4.96%     (0.16)% to  (0.92)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                       EXPENSE AS A                          NET   INVESTMENT
                                       % OF AVERAGE                         ASSETS   INCOME
                                      NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- ------- -------------- ------ ---------- --------------------
 JPMorgan Insurance Trust Equity
   Index Portfolio -- Class 1
   2012.............................. 1.45% to 2.20% 131,995 11.18 to 10.62 1,387    1.79%      13.90% to   13.03%
   2011.............................. 1.45% to 2.20% 191,695  9.81 to  9.40 1,775    1.78%       0.24% to  (0.53)%
   2010.............................. 1.45% to 2.20% 211,322  9.79 to  9.45 1,956    2.32%      12.75% to   11.89%
   2009.............................. 1.45% to 2.20%  83,741  8.68 to  8.44   691    2.56%      24.60% to   23.66%
   2008.............................. 1.45% to 2.20%  88,352  6.97 to  6.83   589    1.85%    (38.12)% to (38.59)%
 JPMorgan Insurance Trust
   International Equity Portfolio --
   Class 1
   2012.............................. 1.45% to 1.80%   6,129 15.32 to 15.12    93    2.32%      19.30% to   18.88%
   2011.............................. 1.45% to 1.80%   7,522 12.84 to 12.72    96    1.86%    (12.73)% to (13.04)%
   2010.............................. 1.45% to 1.80%  10,651 14.71 to 14.63   156    0.29%       5.61% to    5.23%
   2009 (4).......................... 1.45% to 1.80%  11,147 13.93 to 13.90   155    1.50%      61.66% to   61.09%
 JPMorgan Insurance Trust Intrepid
   Growth Portfolio -- Class 1
   2012.............................. 1.45% to 2.20%  54,006 11.73 to 11.15   610    0.71%      14.61% to   13.74%
   2011.............................. 1.45% to 2.20%  44,097 10.23 to  9.80   437    1.03%       0.38% to  (0.38)%
   2010.............................. 1.45% to 2.20%  48,604 10.20 to  9.84   481    1.14%      14.42% to   13.55%
   2009.............................. 1.45% to 2.20%  94,977  8.91 to  8.66   826    0.79%      32.37% to   31.37%
   2008.............................. 1.45% to 2.20% 109,254  6.73 to  6.60   721    0.93%    (40.10)% to (40.56)%
 JPMorgan Insurance Trust Intrepid
   Mid Cap Portfolio -- Class 1
   2012.............................. 1.45% to 2.20%  48,661 10.99 to 10.44   516    0.79%      14.44% to   13.57%
   2011.............................. 1.45% to 2.20%  52,975  9.60 to  9.20   493    0.84%     (2.95)% to  (3.69)%
   2010.............................. 1.45% to 2.20%  55,803  9.89 to  9.55   537    1.35%      17.79% to   16.90%
   2009.............................. 1.45% to 2.20%  49,189  8.40 to  8.17   404    1.56%      33.70% to   32.68%
   2008.............................. 1.45% to 2.20%  55,839  6.28 to  6.16   344    0.59%    (39.70)% to (40.16)%
 JPMorgan Insurance Trust Mid Cap
   Growth Portfolio -- Class 1
   2012.............................. 1.45% to 2.20%  43,730 11.82 to 11.24   503    0.00%      14.42% to   13.55%
   2011.............................. 1.45% to 2.20%  46,746 10.33 to  9.90   472    0.00%     (7.51)% to  (8.21)%
   2010.............................. 1.45% to 2.20%  51,570 11.17 to 10.78   566    0.00%      23.81% to   22.87%
   2009.............................. 1.45% to 2.20%  47,512  9.02 to  8.77   423    0.00%      40.97% to   39.89%
   2008.............................. 1.45% to 2.20%  47,955  6.40 to  6.27   304    0.00%    (44.60)% to (45.03)%
 JPMorgan Insurance Trust Mid Cap
   Value Portfolio -- Class 1
   2012.............................. 1.45% to 1.80%  64,062 18.73 to 18.49 1,194    1.10%      18.63% to   18.21%
   2011.............................. 1.45% to 1.80%  85,856 15.79 to 15.64 1,351    1.40%       0.68% to    0.33%
   2010.............................. 1.45% to 1.80% 115,040 15.68 to 15.59 1,800    1.23%      21.67% to   21.23%
   2009 (4).......................... 1.45% to 1.80% 139,155 12.89 to 12.86 1,792    0.00%      44.45% to   43.94%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                       EXPENSE AS A                            NET   INVESTMENT
                                       % OF AVERAGE                           ASSETS   INCOME
                                      NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- --------- -------------- ------ ---------- --------------------
 JPMorgan Insurance Trust Small
   Cap Core Portfolio -- Class 1
   2012.............................. 1.45% to 1.80%    15,314 17.93 to 17.69    273   0.21%      17.99% to   17.57%
   2011.............................. 1.45% to 1.80%    17,616 15.19 to 15.05    267   0.13%     (6.15)% to  (6.48)%
   2010.............................. 1.45% to 1.80%    20,145 16.19 to 16.09    325   0.00%      25.28% to   24.84%
   2009 (4).......................... 1.45% to 1.80%    20,733 12.92 to 12.89    268   0.24%      44.96% to   44.45%
 JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1
   2012.............................. 1.45% to 2.20%   129,931 12.73 to 12.10  1,556   1.46%      15.94% to   15.05%
   2011.............................. 1.45% to 2.20%   188,400 10.98 to 10.52  1,952   1.21%     (3.29)% to  (4.02)%
   2010.............................. 1.45% to 2.20%   200,899 11.36 to 10.96  2,155   0.95%      11.93% to   11.08%
   2009.............................. 1.45% to 2.20%   114,272 10.14 to  9.86  1,108   2.52%      31.74% to   30.74%
   2008.............................. 1.45% to 2.20%   112,817  7.70 to  7.54    830   1.05%     (35.75% to (36.24)%
Janus Aspen Series
 Balanced Portfolio -- Institutional
   Shares
   2012.............................. 1.40% to 1.40%    55,834 22.01 to 22.01  1,229   2.82%      12.02% to   12.02%
   2011.............................. 1.40% to 1.40%    62,900 19.65 to 19.65  1,236   2.39%       0.22% to    0.22%
   2010.............................. 1.40% to 1.40%    75,476 19.60 to 19.60  1,480   2.68%       6.87% to    6.87%
   2009.............................. 1.40% to 1.40%    99,658 18.34 to 18.34  1,828   2.98%      24.13% to   24.13%
   2008.............................. 1.40% to 1.40%   112,505 14.78 to 14.78  1,663   2.62%    (17.02)% to (17.02)%
 Balanced Portfolio -- Service
   Shares
   2012.............................. 1.15% to 2.55% 1,036,357 12.17 to 11.86 13,798   2.49%      12.06% to   10.48%
   2011.............................. 1.15% to 2.55% 1,174,494 10.86 to 10.73 14,118   2.16%       0.19% to  (1.22)%
   2010.............................. 1.15% to 2.55% 1,221,868 10.84 to 10.86 14,834   2.57%       6.88% to    5.36%
   2009.............................. 1.15% to 2.55% 1,156,760 10.14 to 10.31 13,452   2.87%      24.14% to   22.38%
   2008.............................. 1.45% to 2.55%   906,647 11.10 to  8.43  8,891   2.53%    (17.28)% to (18.20)%
 Enterprise Portfolio --
   Institutional Shares
   2012.............................. 1.40% to 1.40%    37,721 19.13 to 19.13    722   0.00%      15.64% to   15.64%
   2011.............................. 1.40% to 1.40%    43,325 16.55 to 16.55    717   0.00%     (2.80)% to  (2.80)%
   2010.............................. 1.40% to 1.40%    61,595 17.02 to 17.02  1,048   0.07%      24.09% to   24.09%
   2009.............................. 1.40% to 1.40%    82,300 13.72 to 13.72  1,129   0.00%      42.80% to   42.80%
   2008.............................. 1.40% to 1.40%    90,364  9.61 to  9.61    868   0.23%    (44.51)% to (44.51)%
 Enterprise Portfolio -- Service
   Shares
   2012.............................. 1.45% to 1.60%     6,653 14.16 to 19.36    100   0.00%      15.29% to   15.11%
   2011.............................. 1.45% to 1.60%     7,134 12.28 to 16.82     93   0.00%     (3.08)% to  (3.22)%
   2010.............................. 1.45% to 1.60%    11,527 12.67 to 17.38    166   0.00%      23.70% to   23.51%
   2009.............................. 1.45% to 1.60%    11,561 10.24 to 14.07    133   0.00%      42.35% to   42.13%
   2008.............................. 1.45% to 1.80%    14,419  7.19 to  9.76    116   0.06%    (44.67)% to (44.87)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                       EXPENSE AS A                            NET   INVESTMENT
                                       % OF AVERAGE                           ASSETS   INCOME
                                      NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- --------- -------------- ------ ---------- --------------------
 Flexible Bond Portfolio --
   Institutional Shares
   2012.............................. 1.40% to 1.40%     1,621 20.36 to 20.36     33   3.16%       6.82% to    6.82%
   2011.............................. 1.40% to 1.40%     3,339 19.06 to 19.06     64   3.67%       5.26% to    5.26%
   2010.............................. 1.40% to 1.40%     4,142 18.11 to 18.11     75   3.42%       6.46% to    6.46%
   2009.............................. 1.40% to 1.40%     7,824 17.01 to 17.01    133   4.09%      11.64% to   11.64%
   2008.............................. 1.40% to 1.40%    10,265 15.24 to 15.24    156   4.03%       4.54% to    4.54%
 Forty Portfolio -- Institutional
   Shares
   2012.............................. 1.40% to 1.40%    39,832 20.69 to 20.69    824   0.68%      22.42% to   22.42%
   2011.............................. 1.40% to 1.40%    49,845 16.90 to 16.90    842   0.33%     (8.00)% to  (8.00)%
   2010.............................. 1.40% to 1.40%    72,655 18.37 to 18.37  1,335   0.33%       5.26% to    5.26%
   2009.............................. 1.40% to 1.40%    91,156 17.45 to 17.45  1,591   0.04%      44.29% to   44.29%
   2008.............................. 1.40% to 1.40%    98,316 12.09 to 12.09  1,189   0.13%    (44.94)% to (44.94)%
 Forty Portfolio -- Service Shares
   2012.............................. 1.15% to 2.55%   755,932  9.36 to 11.01  8,780   0.57%      22.43% to   20.69%
   2011.............................. 1.15% to 2.55%   773,473  7.64 to  9.12  7,463   0.25%     (8.01)% to  (9.31)%
   2010.............................. 1.15% to 2.55%   800,425  8.31 to 10.06  8,527   0.20%       5.26% to    3.77%
   2009.............................. 1.15% to 2.55% 1,461,457  7.89 to  9.70 14,197   0.01%      44.34% to   42.29%
   2008.............................. 1.15% to 2.55% 1,321,204  5.47 to  6.81  9,157   0.01%    (44.95)% to (45.73)%
 Global Technology Portfolio --
   Service Shares
   2012.............................. 1.60% to 1.60%       682 13.02 to 13.02      9   0.00%      17.24% to   17.24%
   2011.............................. 1.60% to 1.60%       904 11.10 to 11.10     10   0.00%    (10.12)% to (10.12)%
   2010.............................. 1.45% to 1.80%     1,033  9.69 to 12.13     12   0.00%      22.59% to   22.16%
   2009.............................. 1.45% to 1.80%     1,592  7.90 to  9.93     15   0.00%      54.62% to   54.07%
   2008.............................. 1.45% to 1.80%     1,885  5.11 to  6.45     11   0.10%    (44.79)% to (44.98)%
 Janus Portfolio -- Institutional
   Shares
   2012.............................. 1.40% to 1.40%    32,552 12.13 to 12.13    395   0.54%      16.92% to   16.92%
   2011.............................. 1.40% to 1.40%    37,645 10.38 to 10.38    391   0.48%     (6.62)% to  (6.62)%
   2010.............................. 1.40% to 1.40%    60,346 11.11 to 11.11    671   1.08%      12.92% to   12.92%
   2009.............................. 1.40% to 1.40%    66,821  9.84 to  9.84    658   0.54%      34.45% to   34.45%
   2008.............................. 1.40% to 1.40%    77,540  7.32 to  7.32    568   0.71%    (40.57)% to (40.57)%
 Janus Portfolio -- Service Shares
   2012.............................. 1.45% to 1.60%     6,118  9.61 to 11.43     61   0.44%      16.57% to   16.39%
   2011.............................. 1.45% to 1.80%     9,642  8.25 to  9.63     84   0.44%     (6.91)% to  (7.24)%
   2010.............................. 1.45% to 1.80%     9,826  8.86 to 10.38     92   0.33%      12.60% to   12.20%
   2009.............................. 1.45% to 1.80%    12,964  7.87 to  9.25    111   0.41%      34.04% to   33.57%
   2008.............................. 1.45% to 1.80%    19,519  5.87 to  6.93    121   0.57%    (40.74)% to (40.95)%
 Overseas Portfolio -- Institutional
   Shares
   2012.............................. 1.40% to 1.40%    12,886 22.19 to 22.19    286   0.67%      11.87% to   11.87%
   2011.............................. 1.40% to 1.40%    17,910 19.84 to 19.84    355   0.47%    (33.12)% to (33.12)%
   2010.............................. 1.40% to 1.40%    22,602 29.66 to 29.66    670   0.66%      23.56% to   23.56%
   2009.............................. 1.40% to 1.40%    38,337 24.01 to 24.01    920   0.55%      77.05% to   77.05%
   2008.............................. 1.40% to 1.40%    44,047 13.56 to 13.56    597   2.66%    (52.79)% to (52.79)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                        EXPENSE AS A                         NET   INVESTMENT
                                        % OF AVERAGE                        ASSETS   INCOME
                                       NET ASSETS (1) UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                       -------------- ------ -------------- ------ ---------- --------------------
 Overseas Portfolio -- Service Shares
   2012............................... 1.45% to 1.80% 20,038 17.52 to 19.77   383    0.57%      11.54% to   11.14%
   2011............................... 1.45% to 1.80% 31,126 15.70 to 17.79   529    0.37%    (33.32)% to (33.56)%
   2010............................... 1.45% to 1.80% 41,132 23.55 to 26.78 1,034    0.54%      23.21% to   22.77%
   2009............................... 1.45% to 1.80% 42,706 19.12 to 21.81   874    0.40%      76.48% to   75.85%
   2008............................... 1.45% to 1.80% 50,271 10.83 to 12.40   583    2.71%    (52.92)% to (53.09)%
 Worldwide Portfolio -- Institutional
   Shares
   2012............................... 1.40% to 1.40% 39,716 10.63 to 10.63   422    0.85%      18.39% to   18.39%
   2011............................... 1.40% to 1.40% 47,807  8.98 to  8.98   429    0.51%    (14.95)% to (14.95)%
   2010............................... 1.40% to 1.40% 68,814 10.56 to 10.56   726    0.60%      14.22% to   14.22%
   2009............................... 1.40% to 1.40% 84,944  9.24 to  9.24   785    1.40%      35.77% to   35.77%
   2008............................... 1.40% to 1.40% 98,551  6.81 to  6.81   671    1.16%    (45.44)% to (45.44)%
 Worldwide Portfolio -- Service
   Shares
   2012............................... 1.45% to 1.80% 19,007  8.59 to  9.71   176    0.79%      18.12% to   17.70%
   2011............................... 1.45% to 1.80% 21,521  7.27 to  8.25   169    0.46%    (15.23)% to (15.53)%
   2010............................... 1.45% to 1.80% 26,483  8.58 to  9.77   249    0.48%      13.85% to   13.44%
   2009............................... 1.45% to 1.80% 35,508  7.53 to  8.61   292    1.27%      35.41% to   34.93%
   2008............................... 1.45% to 1.80% 38,607  5.56 to  6.38   233    0.97%    (45.61)% to (45.80)%
Legg Mason Partners Variable Equity
  Trust
 Legg Mason ClearBridge Variable
   Aggressive Growth Portfolio --
   Class II
   2012............................... 1.45% to 2.10% 23,326 17.59 to 12.38   400    0.12%      16.74% to   15.96%
   2011............................... 1.45% to 2.10% 42,124 15.07 to 10.68   622    0.00%       0.68% to    0.02%
   2010............................... 1.45% to 2.10% 47,509 14.97 to 10.68   697    0.00%      22.91% to   22.10%
   2009............................... 1.45% to 2.10% 52,266 12.18 to  8.75   622    0.00%      32.25% to   31.38%
   2008............................... 1.45% to 2.10% 74,915  9.21 to  6.66   648    0.00%    (41.44)% to (41.83)%
 Legg Mason ClearBridge Variable
   Equity Income Builder Portfolio --
   Class I
   2012............................... 1.40% to 1.40%    142 10.31 to 10.31     1    1.52%      12.60% to   12.60%
   2011............................... 1.40% to 1.40%    622  9.16 to  9.16     6    3.08%       6.39% to    6.39%
   2010............................... 1.40% to 1.40%    774  8.61 to  8.61     7    1.53%      10.69% to   10.69%
   2009............................... 1.40% to 1.40%  7,529  7.78 to  7.78    59    3.31%      21.19% to   21.19%
   2008............................... 1.40% to 1.40%  8,134  6.42 to  6.42    52    0.95%    (35.93)% to (35.93)%
 Legg Mason ClearBridge Variable
   Equity Income Builder Portfolio --
   Class II
   2012............................... 1.45% to 2.30% 52,962 10.22 to  9.73   526    2.71%      12.42% to   11.45%
   2011............................... 1.45% to 2.30% 62,437  9.09 to  8.73   554    3.01%       6.15% to    5.24%
   2010............................... 1.45% to 2.30% 71,263  8.56 to  8.29   599    3.76%      10.49% to    9.54%
   2009............................... 1.45% to 2.30% 74,690  7.75 to  7.57   571    3.11%      20.85% to   19.81%
   2008............................... 1.60% to 2.30% 78,379  6.39 to  6.32   498    1.05%    (36.00)% to (36.46)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                      EXPENSE AS A                          NET   INVESTMENT
                                      % OF AVERAGE                         ASSETS   INCOME
                                     NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- ------- -------------- ------ ---------- --------------------
 Legg Mason ClearBridge Variable
   Fundamental All Cap Value
   Portfolio -- Class I
   2012............................. 1.45% to 1.85%  31,836  9.11 to  8.91   288    1.65%      13.31% to   12.85%
   2011............................. 1.45% to 1.85%  36,440  8.04 to  7.89   291    1.26%     (7.55)% to  (7.93)%
   2010............................. 1.45% to 1.85%  43,918  8.70 to  8.57   380    1.70%      14.91% to   14.45%
   2009............................. 1.45% to 1.85%  52,519  7.57 to  7.49   396    1.33%      27.48% to   26.96%
   2008............................. 1.45% to 1.85%  55,862  5.94 to  5.90   331    1.65%    (37.50)% to (37.75)%
 Legg Mason ClearBridge Variable
   Large Cap Value Portfolio --
   Class I
   2012............................. 1.40% to 1.40%   2,361 15.19 to 15.19    36    2.22%      14.87% to   14.87%
   2011............................. 1.40% to 1.40%   2,611 13.22 to 13.22    35    2.17%       3.49% to    3.49%
   2010............................. 1.40% to 1.40%   2,957 12.78 to 12.78    38    2.91%       7.93% to    7.93%
   2009............................. 1.40% to 1.40%   3,338 11.84 to 11.84    40    1.86%      22.76% to   22.76%
   2008............................. 1.40% to 1.40%   4,274  9.64 to  9.64    41    1.27%    (36.53)% to (36.53)%
Legg Mason Partners Variable Income
  Trust
 Western Asset Variable Strategic
   Bond Portfolio -- Class I
   2012............................. 1.40% to 1.40%   2,447 17.94 to 17.94    44    2.66%       6.26% to    6.26%
   2011............................. 1.40% to 1.40%   2,710 16.88 to 16.88    46    3.52%       5.38% to    5.38%
   2010............................. 1.40% to 1.40%   2,786 16.02 to 16.02    45    2.23%      10.26% to   10.26%
   2009............................. 1.40% to 1.40%   4,244 14.53 to 14.53    62    4.48%      20.12% to   20.12%
   2008............................. 1.40% to 1.40%   5,157 12.09 to 12.09    62    6.24%    (18.19)% to (18.19)%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock
   Series -- Service Class Shares
   2012............................. 1.45% to 1.85%  78,688 10.21 to 12.33   888    0.21%      14.99% to   14.52%
   2011............................. 1.45% to 1.85% 108,955  8.88 to 10.76 1,067    0.25%     (1.08)% to  (1.48)%
   2010............................. 1.45% to 1.85% 144,795  8.98 to 10.93 1,421    0.29%      10.53% to   10.08%
   2009............................. 1.45% to 1.85% 163,834  8.12 to  9.93 1,456    0.45%      37.08% to   36.52%
   2008............................. 1.45% to 1.85% 179,791  5.93 to  7.27 1,163    0.32%    (37.90)% to (38.15)%
 MFS(R) Investors Trust Series --
   Service Class Shares
   2012............................. 1.45% to 1.80%  59,861 11.79 to 12.50   739    0.75%      17.11% to   16.69%
   2011............................. 1.45% to 1.80%  83,730 10.07 to 10.71   885    0.70%     (3.83)% to  (4.17)%
   2010............................. 1.45% to 1.80% 115,950 10.47 to 11.18 1,273    1.08%       9.27% to    8.89%
   2009............................. 1.45% to 1.80% 146,002  9.58 to 10.27 1,469    1.39%      24.72% to   24.28%
   2008............................. 1.45% to 1.80% 187,475  7.68 to  8.26 1,510    0.56%    (34.22)% to (34.46)%
 MFS(R) New Discovery Series --
   Service Class Shares
   2012............................. 1.45% to 1.85%  31,713 14.04 to 15.41   456    0.00%      19.14% to   18.66%
   2011............................. 1.45% to 1.85%  39,514 11.78 to 12.99   477    0.00%    (11.79)% to (12.15)%
   2010............................. 1.45% to 1.85%  68,381 13.36 to 14.78   935    0.00%      33.97% to   33.43%
   2009............................. 1.40% to 1.85%  75,052 14.86 to 11.08   768    0.00%      60.64% to   59.91%
   2008............................. 1.45% to 1.85%  91,281  6.21 to  6.93   581    0.00%    (40.40)% to (40.64)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
 MFS(R) Strategic Income Series --
   Service Class Shares
   2012............................. 1.45% to 1.80%    20,836 16.23 to 15.64    334   5.66%       9.00% to    8.61%
   2011............................. 1.45% to 1.80%    25,293 14.89 to 14.40    372   5.42%       3.02% to    2.66%
   2010............................. 1.45% to 1.80%    39,306 14.45 to 14.03    563   4.57%       8.20% to    7.81%
   2009............................. 1.45% to 2.20%    72,573 13.36 to 10.92    900   9.81%      22.09% to   21.16%
   2008............................. 1.45% to 2.20%    78,510 10.94 to  9.01    802   4.84%    (13.54)% to (14.20)%
 MFS(R) Total Return Series --
   Service Class Shares
   2012............................. 1.45% to 2.55% 1,103,829 15.01 to  9.66 12,437   2.50%       9.32% to    8.10%
   2011............................. 1.45% to 2.55% 1,213,487 13.73 to  8.94 12,675   2.35%       0.12% to  (1.00)%
   2010............................. 1.45% to 2.55% 1,333,116 13.71 to  9.03 14,027   2.55%       8.04% to    6.84%
   2009............................. 1.45% to 2.55% 1,328,187 12.69 to  8.45 12,984   3.15%      16.02% to   14.72%
   2008............................. 1.45% to 2.55% 1,149,310 10.94 to  7.37  9,874   2.79%    (23.45)% to (24.30)%
 MFS(R) Utilities Series -- Service
   Class Shares
   2012............................. 1.45% to 1.80%   189,063 20.13 to 25.78  3,415   6.29%      11.57% to   11.17%
   2011............................. 1.45% to 1.80%   212,205 18.05 to 23.19  3,524   2.99%       4.97% to    4.59%
   2010............................. 1.45% to 1.80%   248,730 17.19 to 22.17  3,938   3.10%      11.87% to   11.47%
   2009............................. 1.45% to 1.80%   261,979 15.37 to 19.89  3,810   4.33%      30.94% to   30.48%
   2008............................. 1.45% to 1.80%   228,437 11.74 to 15.24  2,785   1.27%    (38.71)% to (38.93)%
Oppenheimer Variable Account
  Funds
 Oppenheimer Balanced Fund/VA
   -- Non-Service Shares
   2012............................. 1.40% to 1.40%    18,380 12.90 to 12.90    237   1.39%      10.76% to   10.76%
   2011............................. 1.40% to 1.40%    21,207 11.65 to 11.65    247   2.41%     (0.68)% to  (0.68)%
   2010............................. 1.40% to 1.40%    23,901 11.73 to 11.73    280   1.41%      11.34% to   11.34%
   2009............................. 1.40% to 1.40%    27,343 10.53 to 10.53    288   0.00%      20.19% to   20.19%
   2008............................. 1.40% to 1.40%    29,034  8.76 to  8.76    254   3.86%    (44.27)% to (44.27)%
 Oppenheimer Balanced Fund/VA
   -- Service Shares
   2012............................. 1.45% to 2.55%   687,321 10.07 to  7.40  5,817   1.18%      10.48% to    9.24%
   2011............................. 1.45% to 2.55%   796,468  9.12 to  6.78  6,165   2.08%     (1.07)% to  (2.17)%
   2010............................. 1.45% to 2.55%   864,006  9.22 to  6.93  6,820   1.17%      11.04% to    9.81%
   2009............................. 1.45% to 2.55%   914,165  8.30 to  6.31  6,566   0.00%      19.84% to   18.50%
   2008............................. 1.45% to 2.55%   824,920  6.93 to  5.33  5,011   2.35%    (44.43)% to (45.06)%
 Oppenheimer Capital
   Appreciation Fund/VA --
   Non-Service Shares
   2012............................. 1.40% to 1.40%    15,774 13.69 to 13.69    216   0.65%      12.52% to   12.52%
   2011............................. 1.40% to 1.40%    17,930 12.16 to 12.16    218   0.36%     (2.53)% to  (2.53)%
   2010............................. 1.40% to 1.40%    19,079 12.48 to 12.48    238   0.19%       7.89% to    7.89%
   2009............................. 1.40% to 1.40%    24,322 11.57 to 11.57    281   0.32%      42.50% to   42.50%
   2008............................. 1.40% to 1.40%    26,619  8.12 to  8.12    216   0.17%    (46.28)% to (46.28)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                  EXPENSE AS A                            NET   INVESTMENT
                                  % OF AVERAGE                           ASSETS   INCOME
                                 NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                 -------------- --------- -------------- ------ ---------- --------------------
 Oppenheimer Capital
   Appreciation Fund/VA --
   Service Shares
   2012......................... 1.45% to 1.80%   157,121 14.72 to 14.19  2,163   0.39%      12.15% to   11.75%
   2011......................... 1.45% to 1.80%   200,299 13.13 to 12.70  2,484   0.12%     (2.80)% to  (3.15)%
   2010......................... 1.45% to 1.80%   242,846 13.51 to 13.11  3,119   0.00%       7.56% to    7.18%
   2009......................... 1.45% to 1.80%   265,622 12.56 to 12.23  3,196   0.01%      42.06% to   41.56%
   2008......................... 1.45% to 1.95%   303,554  8.84 to  5.95  2,570   0.00%    (46.45)% to (46.72)%
 Oppenheimer Core Bond
   Fund/VA -- Non-Service
   Shares
   2012......................... 1.40% to 1.40%    26,208 11.61 to 11.61    304   5.01%       8.74% to    8.74%
   2011......................... 1.40% to 1.40%    30,409 10.68 to 10.68    325   6.38%       6.76% to    6.76%
   2010......................... 1.40% to 1.40%    36,922 10.00 to 10.00    369   1.86%       9.86% to    9.86%
   2009......................... 1.40% to 1.40%    42,641  9.10 to  9.10    388   0.00%       8.08% to    8.08%
   2008......................... 1.40% to 1.40%    52,853  8.42 to  8.42    445   5.10%    (39.90)% to (39.90)%
 Oppenheimer Global Securities
   Fund/VA -- Service Shares
   2012......................... 1.15% to 2.55% 1,033,475  9.74 to  9.20 12,158   1.97%      19.55% to   17.86%
   2011......................... 1.15% to 2.55% 1,227,371  8.15 to  7.80 12,121   1.08%     (9.58)% to (10.86)%
   2010......................... 1.15% to 2.55% 1,322,013  9.01 to  8.75 14,903   1.23%      14.37% to   12.76%
   2009......................... 1.15% to 2.55% 1,318,480  7.88 to  7.76 13,496   1.91%      37.75% to   35.80%
   2008......................... 1.15% to 2.55% 1,235,706  5.72 to  5.72  9,627   1.03%    (41.02)% to (41.86)%
 Oppenheimer Global Strategic
   Income Fund/VA --
   Non-Service Shares
   2012 (4)..................... 1.40% to 1.40%     3,690 10.15 to 10.15     37   0.00%       8.69% to    8.69%
 Oppenheimer Main Street
   Fund/VA -- Service Shares
   2012......................... 1.15% to 2.55% 1,601,386  9.67 to  9.05 16,435   0.63%      15.26% to   13.63%
   2011......................... 1.15% to 2.55% 3,109,302  8.39 to  7.97 27,624   0.59%     (1.46)% to  (2.85)%
   2010......................... 1.15% to 2.55% 3,426,180  8.51 to  8.20 31,206   0.92%      14.49% to   12.87%
   2009......................... 1.15% to 2.55% 2,288,859  7.43 to  7.27 18,698   1.61%      26.52% to   24.73%
   2008......................... 1.15% to 2.55% 2,084,950  5.88 to  5.83 13,772   0.78%    (39.33)% to (40.19)%
 Oppenheimer Main Street Small-
   & Mid-Cap Fund(R)/VA --
   Service Shares
   2012......................... 1.15% to 2.55% 1,315,844 10.91 to  9.49 16,051   0.33%      16.31% to   14.66%
   2011......................... 1.15% to 2.55% 1,483,376  9.38 to  8.27 15,754   0.40%     (3.50)% to  (4.87)%
   2010......................... 1.15% to 2.55% 1,621,912  9.72 to  8.70 18,255   0.23%      21.64% to   19.92%
   2009......................... 1.15% to 2.55%   572,914  7.99 to  7.25  6,394   0.66%      35.31% to   33.39%
   2008......................... 1.15% to 2.55%   565,616  5.90 to  5.44  4,778   0.26%    (38.72)% to (39.59)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                  EXPENSE AS A                            NET   INVESTMENT
                                  % OF AVERAGE                           ASSETS   INCOME
                                 NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                 -------------- --------- -------------- ------ ---------- --------------------
 Oppenheimer Small- & Mid-Cap
   Growth Fund/VA --
   Non-Service Shares
   2012......................... 1.40% to 1.40%    15,651 12.26 to 12.26    192   0.00%      14.81% to   14.81%
   2011......................... 1.40% to 1.40%    18,530 10.68 to 10.68    198   0.00%     (0.31)% to  (0.31)%
   2010......................... 1.40% to 1.40%    21,529 10.71 to 10.71    231   0.00%      25.68% to   25.68%
   2009......................... 1.40% to 1.40%    29,464  8.52 to  8.52    251   0.00%      30.75% to   30.75%
   2008......................... 1.40% to 1.40%    31,338  6.52 to  6.52    204   0.00%    (49.78)% to (49.78)%
 Oppenheimer Small- & Mid-Cap
   Growth Fund/VA -- Service
   Shares
   2012......................... 1.45% to 1.80%    13,320 15.34 to 14.82    201   0.00%      14.48% to   14.07%
   2011......................... 1.45% to 1.80%    14,830 13.40 to 12.99    196   0.00%     (0.62)% to  (0.98)%
   2010......................... 1.45% to 1.80%    19,541 13.48 to 13.12    258   0.00%      25.32% to   24.88%
   2009......................... 1.45% to 1.80%    19,181 10.76 to 10.50    202   0.00%      30.34% to   29.88%
   2008......................... 1.45% to 1.80%    19,137  8.25 to  8.09    155   0.00%    (49.95)% to (50.13)%
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor
   Class Shares
   2012......................... 1.45% to 1.70%   111,121 14.36 to 12.38  1,562   4.67%      13.14% to   12.85%
   2011......................... 1.45% to 1.70%   137,769 12.69 to 10.97  1,704   7.68%       0.45% to    0.20%
   2010......................... 1.45% to 1.70%   149,135 12.64 to 10.95  1,831   6.65%      11.37% to   11.08%
   2009......................... 1.45% to 1.70%   135,108 11.35 to  9.85  1,506   8.20%      19.67% to   19.36%
   2008......................... 1.45% to 1.70%    92,739  9.48 to  8.26    874   5.36%    (17.13)% to (17.34)%
 Foreign Bond Portfolio (U.S.
   Dollar Hedged) --
   Administrative Class Shares
   2012......................... 1.45% to 1.80%     5,395 16.60 to 15.44     85   2.29%       9.24% to    8.85%
   2011......................... 1.45% to 1.80%     6,860 15.20 to 14.18     99   2.12%       5.22% to    4.85%
   2010......................... 1.45% to 1.80%     7,381 14.44 to 13.53    102   1.86%       6.92% to    6.54%
   2009......................... 1.45% to 1.80%     8,041 13.51 to 12.70    104   3.38%      13.92% to   13.52%
   2008......................... 1.45% to 1.80%     8,783 11.86 to 11.18    100   3.06%     (3.81)% to  (4.15)%
 High Yield Portfolio --
   Administrative Class Shares
   2012......................... 1.15% to 2.55%   578,719 13.73 to 12.54  9,066   5.79%      12.98% to   11.38%
   2011......................... 1.15% to 2.55%   774,823 12.15 to 11.25 10,630   6.96%       2.15% to    0.71%
   2010......................... 1.15% to 2.55%   885,349 11.90 to 11.18 12,017   7.22%      13.15% to   11.55%
   2009......................... 1.15% to 2.55%   714,532 10.51 to 10.02  8,897   8.71%      38.65% to   36.69%
   2008......................... 1.15% to 2.55%   701,997  7.58 to  7.33  6,448   6.77%    (24.39)% to (25.46)%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2012......................... 1.45% to 2.25%   285,273 23.21 to 15.90  5,959   2.16%       2.92% to    2.08%
   2011......................... 1.45% to 2.25%   330,779 22.55 to 15.57  6,722   2.79%      25.99% to   24.97%
   2010......................... 1.45% to 2.25%   424,854 17.90 to 12.46  6,870   3.72%       9.99% to    9.09%
   2009......................... 1.15% to 2.55%   860,620 11.21 to 11.27 11,779   3.75%     (5.48)% to  (6.82)%
   2008......................... 1.15% to 2.55% 1,178,994 11.87 to 12.10 18,710   3.69%      15.94% to   14.31%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Low Duration Portfolio --
   Administrative Class Shares
   2012............................ 1.15% to 2.55% 2,691,053 12.09 to 11.61 32,665   1.92%       4.63% to    3.15%
   2011............................ 1.15% to 2.55% 3,008,024 11.55 to 11.25 35,104   1.68%     (0.05)% to  (1.46)%
   2010............................ 1.15% to 2.55% 3,145,677 11.56 to 11.42 36,934   1.62%       4.08% to    2.60%
   2009............................ 1.15% to 2.55% 3,554,997 11.10 to 11.13 40,371   3.47%      12.02% to   10.43%
   2008............................ 1.15% to 2.55% 2,606,646  9.91 to 10.08 26,729   4.01%     (1.57)% to  (2.96)%
 Total Return Portfolio --
   Administrative Class Shares
   2012............................ 1.15% to 2.55% 2,961,249 14.02 to 13.55 45,967   2.58%       8.32% to    6.79%
   2011............................ 1.15% to 2.55% 3,379,373 12.94 to 12.69 48,982   2.62%       2.42% to    0.97%
   2010............................ 1.15% to 2.55% 4,093,729 12.64 to 12.57 59,095   2.41%       6.86% to    5.35%
   2009............................ 1.15% to 2.55% 3,645,544 11.83 to 11.93 51,444   5.14%      12.73% to   11.13%
   2008............................ 1.15% to 2.55% 2,688,765 10.49 to 10.73 34,193   4.45%       3.59% to    2.12%
Rydex Variable Trust
 NASDAQ -- 100(R) Fund
   2012............................ 1.45% to 1.80%    48,310 11.19 to 12.76    590   0.00%      15.07% to   14.66%
   2011............................ 1.45% to 1.80%    46,227  9.72 to 11.13    501   0.00%       0.69% to    0.33%
   2010............................ 1.45% to 1.80%    79,515  9.65 to 11.09    859   0.00%      16.77% to   16.35%
   2009............................ 1.45% to 1.80%    88,229  8.27 to  9.53    816   0.00%      49.80% to   49.27%
   2008............................ 1.45% to 1.80%    93,813  5.52 to  6.39    579   0.17%    (42.76)% to (42.96)%
The Alger Portfolios
 Alger Large Cap Growth Portfolio
   -- Class I-2 Shares
   2012............................ 1.40% to 1.40%    14,552 12.17 to 12.17    177   1.15%       8.32% to    8.32%
   2011............................ 1.40% to 1.40%    17,065 11.23 to 11.23    192   1.01%     (1.74)% to  (1.74)%
   2010............................ 1.40% to 1.40%    18,075 11.43 to 11.43    207   0.75%      11.80% to   11.80%
   2009............................ 1.40% to 1.40%    20,636 10.22 to 10.22    211   0.65%      45.51% to   45.51%
   2008............................ 1.40% to 1.40%    21,446  7.03 to  7.03    151   0.21%    (46.91)% to (46.91)%
 Alger Small Cap Growth Portfolio
   -- Class I-2 Shares
   2012............................ 1.40% to 1.40%     9,669 13.33 to 13.33    129   0.00%      10.92% to   10.92%
   2011............................ 1.40% to 1.40%    13,323 12.02 to 12.02    160   0.00%     (4.53)% to  (4.53)%
   2010............................ 1.40% to 1.40%    20,842 12.59 to 12.59    262   0.00%      23.54% to   23.54%
   2009............................ 1.40% to 1.40%    24,206 10.19 to 10.19    247   0.00%      43.48% to   43.48%
   2008............................ 1.40% to 1.40%    27,156  7.10 to  7.10    193   0.00%    (47.35)% to (47.35)%
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
   Class II Shares
   2012............................ 1.45% to 1.80%    52,469 20.48 to 19.79    967   0.00%       9.01% to    8.62%
   2011............................ 1.45% to 1.80%    60,079 18.79 to 18.22  1,021   0.00%     (5.89)% to  (6.22)%
   2010............................ 1.45% to 1.80%    85,861 19.96 to 19.42  1,597   0.00%       5.81% to    5.43%
   2009............................ 1.45% to 2.25%    88,087 18.87 to  9.82  1,554   0.00%      55.12% to   53.86%
   2008............................ 1.45% to 2.25%    88,573 12.16 to  6.39  1,015   0.00%    (40.28)% to (40.77)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                         EXPENSE AS A                          NET   INVESTMENT
                                         % OF AVERAGE                         ASSETS   INCOME
                                        NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                        -------------- ------- -------------- ------ ---------- --------------------
 Jennison Portfolio -- Class II Shares
   2012................................ 1.45% to 1.85%   6,624 17.14 to 12.30   111    0.00%      14.05% to   13.58%
   2011................................ 1.45% to 1.85%   7,047 15.03 to 10.83   103    0.00%     (1.53)% to  (1.93)%
   2010................................ 1.45% to 1.85%   7,723 15.27 to 11.04   116    0.02%       9.83% to    9.39%
   2009................................ 1.45% to 1.85%   8,289 13.90 to 10.10   113    0.29%      40.21% to   39.64%
   2008................................ 1.45% to 1.85%   6,285  9.91 to  7.23    61    0.07%    (38.46)% to (38.71)%
 Natural Resources Portfolio --
   Class II Shares
   2012................................ 1.15% to 2.55% 385,947  7.88 to  9.35 4,484    0.00%     (4.04)% to  (5.40)%
   2011................................ 1.15% to 2.25% 239,218  8.21 to 11.66 3,317    0.00%    (20.28)% to (21.16)%
   2010................................ 1.15% to 2.05% 248,051 10.30 to 13.68 4,585    0.08%      26.02% to   24.87%
   2009................................ 1.15% to 2.55% 372,481  8.18 to 10.12 4,943    0.25%      74.38% to   71.91%
   2008................................ 1.15% to 2.55% 350,976  4.69 to  5.89 2,602    0.23%    (53.73)% to (54.38)%
Wells Fargo Variable Trust
 Wells Fargo Advantage VT Omega
   Growth Fund -- Class 2
   2012................................ 1.45% to 1.70%   9,489 13.92 to 13.84   132    0.00%      18.64% to   18.34%
   2011................................ 1.45% to 1.70%  11,837 11.74 to 11.69   139    0.00%     (6.91)% to  (7.14)%
   2010 (4)............................ 1.45% to 1.70%  10,084 12.61 to 12.59   127    0.00%      64.92% to   64.51%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)The ratios of expenses and net investment income to average net assets are annualized for periods less than a year.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                  Index to Consolidated Financial Statements

                                                                                                                PAGE
                                                                                                                ----
Financial Statements:

   Report of KPMG LLP, Independent Registered Public Accounting Firm........................................... F-1

   Consolidated Balance Sheets as of December 31, 2012 and 2011................................................ F-2

   Consolidated Statements of Income for the years ended December 31, 2012, 2011 and 2010...................... F-3

   Consolidated Statements of Comprehensive Income for the years ended December 31, 2012, 2011 and 2010........ F-4

   Consolidated Statements of Changes in Stockholders' Equity for the years ended December 31, 2012, 2011 and
     2010...................................................................................................... F-5

   Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010.................. F-6

   Notes to Consolidated Financial Statements.................................................................. F-7

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life Insurance Company of New York:

   We have audited the accompanying consolidated balance sheets of Genworth Life Insurance Company of New York and subsidiaries (the Company) as of December 31, 2012 and 2011, and the related consolidated statements of income, comprehensive income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2012. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life Insurance Company of New York and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles.

   As discussed in note 1 to the consolidated financial statements, effective January 1, 2012, the Company retrospectively adopted guidance relating to the presentation of comprehensive income and a change in accounting for costs associated with acquiring and renewing insurance contracts, and retrospectively changed its method of accounting for the liability of future policy benefits for level premium term life insurance policies. In addition, the Company changed its method of accounting for embedded credit derivatives and variable interest entities in 2010.

/s/  KPMG LLP

Richmond, Virginia
April 8, 2013

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                          Consolidated Balance Sheets

           (Amounts in millions, except share and per share amounts)

                                     DECEMBER 31,
                                 --------------------
                                    2012       2011
                                 ---------  ---------
Assets
 Investments:
   Fixed maturity
    securities
    available-for-sale,
    at fair value............... $ 6,289.9  $ 5,752.0
   Equity securities
    available-for-sale,
    at fair value...............      11.2        0.2
   Commercial mortgage
    loans.......................     778.0      779.2
   Policy loans.................      27.9       28.9
   Other invested assets........     400.7      535.2
   Restricted other
    invested assets
    related to variable
    interest entities,
    at fair value...............     311.4      303.9
                                 ---------  ---------
    Total investments...........   7,819.1    7,399.4
 Cash and cash
   equivalents..................      85.6      104.0
 Accrued investment
   income.......................      65.8       63.5
 Deferred acquisition
   costs........................     273.7      313.4
 Intangible assets..............       7.8       16.8
 Reinsurance recoverable........   2,121.4    2,056.3
 Other assets...................      40.9       57.1
 Separate account assets........     871.2      885.0
                                 ---------  ---------
    Total assets................ $11,285.5  $10,895.5
                                 =========  =========
Liabilities and
 stockholders' equity
 Liabilities:
   Future policy benefits....... $ 2,883.0  $ 2,728.6
   Policyholder account
    balances....................   4,092.0    4,142.3
   Liability for policy
    and contract claims.........     590.7      513.9
   Unearned premiums............      64.0       62.1
   Other liabilities
    ($104.0 and $177.1
    other liabilities
    related to variable
    interest entities)..........     841.5      952.2
   Borrowings related to
    variable interest
    entities, at fair
    value.......................       7.7        6.3
   Deferred tax liability.......     311.0      218.9
   Separate account
    liabilities.................     871.2      885.0
                                 ---------  ---------
    Total liabilities...........   9,661.1    9,509.3
                                 ---------  ---------
 Commitments and
   contingencies
 Stockholders' equity:
   Common stock ($1,000
    par value, 3,056
    shares authorized,
    issued and
    outstanding)................       3.1        3.1
   Additional paid-in
    capital.....................     855.1      842.9
                                 ---------  ---------
   Accumulated other
    comprehensive income
    (loss):
    Net unrealized
     investment gains
     (losses):
     Net unrealized
       gains (losses) on
       securities not
       other-than-temporarily
       impaired.................     346.6      243.7
     Net unrealized
       gains (losses) on
       other-than-temporarily
       impaired
       securities...............      (4.0)      (8.3)
                                 ---------  ---------
    Net unrealized
     investment gains
     (losses)...................     342.6      235.4
                                 ---------  ---------
    Derivatives
     qualifying as hedges.......     136.7      149.8
                                 ---------  ---------
   Total accumulated
    other comprehensive
    income (loss)...............     479.3      385.2
   Retained earnings............     286.9      155.0
                                 ---------  ---------
    Total stockholders'
     equity.....................   1,624.4    1,386.2
                                 ---------  ---------
    Total liabilities
     and stockholders'
     equity..................... $11,285.5  $10,895.5
                                 =========  =========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                       Consolidated Statements of Income

                             (Amounts in millions)

                          YEARS ENDED DECEMBER 31,
                          ----------------------
                           2012     2011    2010
                          ------   ------  ------
Revenues:
Net investment income.... $338.5   $329.4  $316.6
Premiums.................  189.4    182.5   182.2
Net investment gains
  (losses)...............   86.5    (64.6)  (20.4)
Policy fees and other
  income.................   51.9     43.9    45.9
                          ------   ------  ------
   Total revenues........  666.3    491.2   524.3
                          ------   ------  ------
Benefits and expenses:
Benefits and other
  changes in policy
  reserves...............  257.3    237.5   222.0
Interest credited........  107.3    111.4   117.0
Acquisition and
  operating expenses,
  net of deferrals.......   51.2     61.2    58.5
Amortization of deferred
  acquisition costs and
  intangibles............   47.4     39.9    28.8
Goodwill impairment......     --     49.1      --
Interest expense.........    1.6      2.0     2.1
                          ------   ------  ------
   Total benefits and
     expenses............  464.8    501.1   428.4
                          ------   ------  ------
Income (loss) before
  income taxes...........  201.5     (9.9)   95.9
Provision for income
  taxes..................   69.6     11.7    33.1
                          ------   ------  ------
Net income (loss)........ $131.9   $(21.6) $ 62.8
                          ======   ======  ======
Supplemental disclosures:
Total
  other-than-temporary
  impairments............ $ (4.8)  $ (8.9) $ (7.6)
Portion of
  other-than-temporary
  impairments included
  in other comprehensive
  income (loss)..........    2.1     (0.6)   (9.2)
                          ------   ------  ------
Net other-than-temporary
  impairments............   (2.7)    (9.5)  (16.8)
Other investment gains
  (losses)...............   89.2    (55.1)   (3.6)
                          ------   ------  ------
Total net investment
  gains (losses)......... $ 86.5   $(64.6) $(20.4)
                          ======   ======  ======

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                Consolidated Statements of Comprehensive Income

                             (Amounts in millions)

                             YEARS ENDED DECEMBER 31,
                             ----------------------
                              2012      2011    2010
                             ------    ------  ------
Net income (loss)........... $131.9    $(21.6) $ 62.8

Other comprehensive
  income (loss), net of
  taxes:
   Net unrealized gains
     (losses) on
     securities not
     other-than-temporarily
     impaired...............  102.9     177.4    73.2
   Net unrealized gains
     (losses) on
     other-than-temporarily
     impaired securities....    4.3      (3.0)    1.5
   Derivatives
     qualifying as hedges...  (13.1)    102.3    12.8
                             ------    ------  ------
   Total other
     comprehensive
     income (loss)..........   94.1     276.7    87.5
                             ------    ------  ------
Total comprehensive
  income (loss)............. $226.0    $255.1  $150.3
                             ======    ======  ======

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholders' Equity

                             (Amounts in millions)

                                                ACCUMULATED
                                    ADDITIONAL     OTHER                  TOTAL
                             COMMON  PAID-IN   COMPREHENSIVE RETAINED STOCKHOLDERS'
                             STOCK   CAPITAL   INCOME (LOSS) EARNINGS    EQUITY
                             ------ ---------- ------------- -------- -------------
Balances as of
  December 31, 2009.........  $3.1    $842.9      $(48.9)    $ 215.9    $1,013.0
                                                                        --------
Cumulative effect of
  accounting change.........    --        --        69.9      (102.1)      (32.2)
Comprehensive income
  (loss):
   Net income...............    --        --          --        62.8        62.8
   Net unrealized gains
     (losses) on
     securities not
     other-than-temporarily
     impaired...............    --        --        73.2          --        73.2
   Net unrealized gains
     (losses) on
     other-than-temporarily
     impaired securities....    --        --         1.5          --         1.5
   Derivatives
     qualifying as hedges...    --        --        12.8          --        12.8
                                                                        --------
Total comprehensive
  income (loss).............                                               150.3
                              ----    ------      ------     -------    --------
Balances as of
  December 31, 2010.........   3.1     842.9       108.5       176.6     1,131.1
                                                                        --------
Comprehensive income
  (loss):
   Net loss.................    --        --          --       (21.6)      (21.6)
   Net unrealized gains
     (losses) on
     securities not
     other-than-temporarily
     impaired...............    --        --       177.4          --       177.4
   Net unrealized gains
     (losses) on
     other-than-temporarily
     impaired securities....    --        --        (3.0)         --        (3.0)
   Derivatives
     qualifying as hedges...    --        --       102.3          --       102.3
                                                                        --------
Total comprehensive
  income (loss).............                                               255.1
                              ----    ------      ------     -------    --------
Balances as of
  December 31, 2011.........   3.1     842.9       385.2       155.0     1,386.2
                                                                        --------
Comprehensive income
  (loss):
   Net income...............    --        --          --       131.9       131.9
   Net unrealized gains
     (losses) on
     securities not
     other-than-temporarily
     impaired...............    --        --       102.9          --       102.9
   Net unrealized gains
     (losses) on
     other-than-temporarily
     impaired securities....    --        --         4.3          --         4.3
   Derivatives
     qualifying as hedges...    --        --       (13.1)         --       (13.1)
                                                                        --------
Total comprehensive
  income (loss).............                                               226.0
Transactions with former
  parent....................    --      12.0          --          --        12.0
Other transactions with
  stockholders..............    --       0.2          --          --         0.2
                              ----    ------      ------     -------    --------
Balances as of
  December 31, 2012.........  $3.1    $855.1      $479.3     $ 286.9    $1,624.4
                              ====    ======      ======     =======    ========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows

                             (Amounts in millions)


                               YEARS ENDED DECEMBER 31,
                            -----------------------------
                               2012       2011      2010
                            ---------  ---------  -------
Cash flows from
 operating activities:
 Net income (loss)......... $   131.9  $   (21.6) $  62.8
 Adjustments to
   reconcile net income
   (loss) to net cash
   from operating
   activities:
   Net investment losses
    (gains)................     (86.5)      64.6     20.4
   Charges assessed to
    policyholders..........     (36.1)     (26.4)   (19.1)
   Amortization of fixed
    maturity discounts
    and premiums and
    limited partnerships...     (12.5)     (11.4)    (1.6)
   Acquisition costs
    deferred...............     (34.3)     (36.9)   (27.1)
   Amortization of
    deferred acquisition
    costs and intangibles..      47.4       39.9     28.8
   Goodwill impairment.....        --       49.1       --
   Deferred income taxes...      52.8       (0.2)    16.6
   Net increase in
    trading securities,
    held-for-sale
    investments and
    derivative
    instruments............      98.7       32.9     14.2
 Change in certain
   assets and
   liabilities:
   Accrued investment
    income and other
    assets.................      (8.3)      (1.1)   (28.8)
   Insurance reserves......     232.7      261.0    251.2
   Other liabilities and
    other policy-related
    balances...............      64.0       79.3     60.3
                            ---------  ---------  -------
 Net cash from operating
   activities..............     449.8      429.2    377.7
                            ---------  ---------  -------
Cash flows from
 investing activities:
 Proceeds from
   maturities and
   repayments of
   investments:
   Fixed maturity
    securities.............     412.5      437.4    366.1
   Commercial mortgage
    loans..................      81.0       77.9     67.5
 Proceeds from sales of
   investments:
   Fixed maturity and
    equity securities......     313.6      253.3    320.3
 Purchases and
   originations of
   investments:
   Fixed maturity and
    equity securities......  (1,065.5)  (1,086.6)  (802.5)
   Commercial mortgage
    loans..................     (79.0)     (71.4)   (58.4)
 Other invested assets,
   net.....................       0.2        0.2     (0.4)
 Policy loans, net.........        --        0.6      0.6
                            ---------  ---------  -------
 Net cash from investing
   activities..............    (337.2)    (388.6)  (106.8)
                            ---------  ---------  -------
Cash flows from
 financing activities:
 Deposits to universal
   life and investment
   contracts...............     384.7      424.3    195.6
 Withdrawals from
   universal life and
   investment contracts....    (519.9)    (455.7)  (501.1)
 Other, net................       4.2       (3.1)     7.6
                            ---------  ---------  -------
 Net cash from financing
   activities..............    (131.0)     (34.5)  (297.9)
                            ---------  ---------  -------
 Net change in cash and
   cash equivalents........     (18.4)       6.1    (27.0)
Cash and cash
 equivalents at
 beginning of period.......     104.0       97.9    124.9
                            ---------  ---------  -------
Cash and cash
 equivalents at end of
 period.................... $    85.6  $   104.0  $  97.9
                            =========  =========  =======

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                 Years Ended December 31, 2012, 2011 and 2010

(1)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) PRINCIPLES OF CONSOLIDATION

   Genworth Life Insurance Company of New York (the "Company," "GLICNY," "we," "us" or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the State of New York. On May 24, 2004, we became an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries, which include GLICNY Real Estate Holding, LLC and Mayflower Assignment Corporation, and our affiliate companies in which we hold a majority voting interest or power to direct activities of certain variable interest entities ("VIEs"). All intercompany accounts and transactions have been eliminated in consolidation.

   We are owned 65.5% by Genworth Life Insurance Company ("GLIC") and 34.5% by Genworth Life and Annuity Insurance Company ("GLAIC").

  (B) BASIS OF PRESENTATION

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation. Any material subsequent events have been considered for disclosure through the filing date of the financial statements.

  (C) NATURE OF BUSINESS

   We operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

   Our U.S. Life Insurance segment includes products that are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal products in our U.S. Life
Insurance segment are long-term care insurance, fixed deferred and immediate annuities for the retirement market and life insurance. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime.

   Our Runoff segment includes the results of non-strategic products that are no longer actively sold. Our non-strategic products primarily include our variable annuity, variable life insurance and institutional products. Institutional products consist of funding agreement backed notes ("FABNs"). Most of our variable annuities include guaranteed minimum death benefits ("GMDBs"). Some of our individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWBs") and certain types of guaranteed annuitization benefits. In January 2011, we discontinued new sales of retail and group variable annuities while continuing to service our existing block of business. On May 1, 2008, we discontinued the sales of variable life insurance policies; however, we continue to service existing policies.

   We also have Corporate and Other activities which include income and expenses not allocated to the segments.

   We distribute our products in the State of New York through financial institutions and various agencies. During 2012, 2011 and 2010, 67.7%, 69.5% and 46.3%, respectively, of product sales were distributed through five financial institutions, including one financial institution, which accounted for 39.7%, 38.1%, and 17.4%, respectively, of total product sales. An adverse change in our distribution relationship with this financial institution could have a significant effect on our sales.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


  (D) PREMIUMS

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues but rather as deposits and are included in liabilities for policyholder account balances.

  (E) NET INVESTMENT INCOME AND NET INVESTMENT GAINS AND LOSSES

   Investment income is recognized when earned. Income or losses upon call or prepayment of available-for-sale fixed maturity securities is recognized in net investment income, except for hybrid securities where the income or loss upon call is recognized in net investment gains and losses. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than "AA" or that are backed by a U.S. agency) which cannot be contractually prepaid, the amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

  (F) POLICY FEES AND OTHER INCOME

   Policy fees and other income consist primarily of insurance charges assessed on universal and term universal life insurance contracts, fees assessed against customer account values and commission income. For universal and term universal life insurance contracts, charges to policyholder accounts for cost of insurance are recognized as revenue when due. Variable product fees are charged to variable annuity contractholders and variable life insurance policyholders generally based upon the daily net assets of the contractholder's and policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (G) INVESTMENT SECURITIES

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities comprises primarily investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), benefit reserves and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets and primarily represent fixed maturity securities where we utilized the fair value option.

   OTHER-THAN-TEMPORARY IMPAIRMENTS ON AVAILABLE-FOR-SALE SECURITIES

   As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios,

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010

third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or underlying assets to develop our estimate of cash flows. Estimating the cash flows expected to be collected is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   We recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

  . we do not expect full recovery of our amortized cost based on the estimate of cash flows expected to be collected,

  .  we intend to sell a security or

  . it is more likely than not that we will be required to sell a security prior to recovery.

   For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) ("OCI") and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of income.

   Total other-than-temporary impairments are calculated as the difference between the amortized cost and fair value that emerged in the current period. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI ("non-credit"). Net other-than-temporary impairments recorded in net income
(loss) represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

   For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain
(loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

   To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security by discounting these cash flows at the current effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

   The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

   While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity securities impairment model.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

  (H) FAIR VALUE MEASUREMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

  .  Level 1 -- Quoted prices for identical instruments in active markets.

  . Level 2 -- Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .  Level 3 -- Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps.

   Level 3 comprises financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments or embedded derivatives where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. See note 12 for additional information related to fair value measurements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


  (I) COMMERCIAL MORTGAGE LOANS

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan loss. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are deferred and amortized on an effective yield basis over the term of the loan. Commercial mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that we will be unable to collect all amounts due, we consider current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

   We evaluate the impairment of commercial mortgage loans first on an individual loan basis. If an individual loan is not deemed impaired, then we evaluate the remaining loans collectively to determine whether an impairment should be recorded.

   For individually impaired loans, we record an impairment charge when it is probable that a loss has been incurred. The impairment is recorded as an increase in the allowance for loan losses. All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible.

   For loans that are not individually impaired where we evaluate the loans collectively, the allowance for loan losses is maintained at a level that we determine is adequate to absorb estimated probable incurred losses in the loan portfolio. Our process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions that would result in a loss in the loan portfolio over the next twelve months. Key inputs into our evaluation include debt service coverage ratios, loan-to-value, property-type, occupancy levels, geographic region and probability weighting of the scenarios generated by the model. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements. Additions and reductions to the allowance through periodic provisions or benefits are recorded in net investment gains (losses).

   For commercial mortgage loans classified as held-for-sale, each loan is carried at the lower of cost or market and is included in commercial mortgage loans in our consolidated balance sheets. See note 2 for additional disclosures related to commercial mortgage loans.

  (J) SECURITIES LENDING ACTIVITY AND REPURCHASE AGREEMENTS

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. We are currently indemnified against counterparty credit risk by the intermediary.

   Under the securities lending program, the borrower is required to provide collateral, which can consist of cash or government securities, on a daily basis in amounts equal to or exceeding 102% of the applicable securities loaned. Currently, we only accept cash collateral from borrowers under the program. Cash collateral, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010

return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in a money market fund approved by the National Association of Insurance Commissioners ("NAIC"), U.S. and foreign government securities, U.S. government agency securities, asset-backed securities and corporate debt securities. As of December 31, 2012 and 2011, the fair value of securities loaned under our securities lending program was $47.3 million and $48.1 million, respectively. As of December 31, 2012 and 2011, the fair value of collateral held under our securities lending program was $49.4 million, and the offsetting obligation to return collateral of $49.4 million, was included in other liabilities in the consolidated balance sheets. We did not have any non-cash collateral provided by the borrower in our securities lending program as of December 31, 2012 and 2011.

   We also have a repurchase program in which we sell an investment security at a specified price and agree to repurchase that security at another specified price at a later date. Repurchase agreements are treated as collateralized financing transactions and are carried at the amounts at which the securities will be subsequently reacquired, including accrued interest, as specified in the respective agreement. The market value of securities to be repurchased is monitored and collateral levels are adjusted where appropriate to protect the counterparty against credit exposure. Cash received is invested in fixed maturity securities. As of December 31, 2012 and 2011, the fair value of securities pledged under the repurchase program was $92.8 million and $142.7 million, respectively, and the repurchase obligation of $87.3 million and $127.1 million, respectively, was included in other liabilities in the consolidated balance sheets.

  (K) CASH AND CASH EQUIVALENTS

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

  (L) DEFERRED ACQUISITION COSTS

   Acquisition costs include costs that are related directly to the successful acquisition of new and renewal insurance policies and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions and for contracts and policies issued, some other costs such as underwriting, medical inspection and issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on expected gross profits. Expected gross profits are adjusted quarterly to reflect actual experience to date and if necessary for the unlocking of underlying key assumptions relating to future gross profits based on experience studies.

   We regularly review assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of expected future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization, and for certain products, an increase in benefit reserves may be required. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. See note 4 for additional information related to DAC including loss recognition and recoverability.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


  (M) INTANGIBLE ASSETS

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2012, 2011 and 2010, no charges to income were recorded as a result of our PVFP recoverability or loss recognition testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

  (N) GOODWILL

   Goodwill is not amortized but is tested for impairment at least annually and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. We test goodwill using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. If the reporting unit's fair value is below its carrying value, we must determine the amount of implied goodwill that would be established if the reporting unit was hypothetically purchased on the impairment assessment date. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds the amount of implied goodwill.

   The determination of fair value for our reporting units is primarily based on an income approach whereby we use discounted cash flows for each reporting unit. When available and as appropriate, we use market approaches or other valuation techniques to corroborate discounted cash flow results. The discounted cash flow model used for each reporting unit is based on either: operating income or statutory distributable income, depending on the reporting unit being valued.

   The cash flows used to determine fair value are dependent on a number of significant management assumptions based on our historical experience, our expectations of future performance, and expected economic environment. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions. Additionally, the discount rate used in our discounted cash flow approach is based on management's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows.

   See note 5 for additional information related to goodwill and impairments recorded.

  (O) REINSURANCE

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. Amounts received from reinsurers that represent recovery of

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010

acquisition costs are netted against DAC so that the net amount is capitalized. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

  (P) DERIVATIVES

   Derivative instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets;
(iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is no longer probable that the forecasted transaction will occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried in the consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in current period income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried in the consolidated balance sheets at fair value, with changes in fair value recognized in current period income.

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

  (Q) SEPARATE ACCOUNTS AND RELATED INSURANCE OBLIGATIONS

   Separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the contractholders and are reflected in our consolidated balance sheets at fair value, reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves. Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate account.

   We offer certain minimum guarantees associated with our variable annuity contracts. Our variable annuity contracts usually contain a basic GMDB which provides a minimum benefit to be paid upon the annuitant's death equal to the larger of account value and the return of net deposits. Some variable annuity contracts permit contractholders to purchase through riders, at an additional charge, enhanced death benefits such as the highest contract anniversary value ("ratchets"), accumulated net deposits at a stated rate ("rollups"), or combinations thereof.

   Additionally, some of our variable annuity contracts provide the contractholder with living benefits such as a GMWB or certain types of guaranteed annuitization benefits. The GMWB allows contractholders to withdraw a pre-defined percentage of account value or benefit base each year, either for a specified period of time or for life. The guaranteed annuitization benefit generally provides for a guaranteed minimum level of income upon annuitization accompanied by the potential for upside market participation.

   Most of our reserves for additional insurance and annuitization benefits are calculated by applying a benefit ratio to accumulated contractholder assessments, and then deducting accumulated paid claims. The benefit ratio is equal to the ratio of benefits to assessments, accumulated with interest and considering both past and anticipated future experience. The projections utilize stochastic scenarios of separate account returns incorporating reversion to the mean, as well as assumptions for mortality and lapses. Some of our minimum guarantees, mainly GMWBs, are accounted for as an embedded derivative; see notes 3 and 12 for additional information on these embedded derivatives and related fair value measurement disclosures.

  (R) INSURANCE RESERVES

   FUTURE POLICY BENEFITS

   We include insurance-type contracts, such as traditional life insurance, in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010

premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. For long-term care insurance products, benefit reductions are treated as partial lapse of coverage with the balance of our future policy benefits and deferred acquisition costs both reduced in proportion to the reduced coverage. For level premium term life insurance products, we floor the liability for future policy benefits on each policy at zero. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   POLICYHOLDER ACCOUNT BALANCES

   We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

  (S) LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of:
(a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (T) UNEARNED PREMIUMS

   For single premium insurance contracts, we recognize premiums over the policy life in accordance with the expected pattern of risk emergence. We recognize a portion of the revenue in premiums earned in the current period, while the remaining portion is deferred as unearned premiums and earned over time in accordance with the expected pattern of risk emergence. If single premium policies are cancelled and the premium is non-refundable, then the remaining unearned premium related to each cancelled policy is recognized to earned premiums upon notification of the cancellation. Expected pattern of risk emergence on which we base premium recognition is inherently judgmental and is based on actuarial analysis of historical experience. We periodically review our premium earnings recognition models with any adjustments to the estimates reflected in current period income.

  (U) INCOME TAXES

   We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances on deferred tax assets are estimated based on our assessment of the realizability of such amounts.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   Effective with the period beginning January 1, 2011, our companies elected to file a single U.S. consolidated income tax return (the "life/non-life consolidated return"). The election was made with the filing of the first life/non-life consolidated return, which was filed in September 2012. All companies domesticated in the United States and our Bermuda and Guernsey subsidiaries which have elected to be taxed as U.S. domestic companies were included in the life/non-life consolidated return as allowed by the tax law and regulations. The tax sharing agreement previously applicable only to the U.S. life insurance entities was terminated with the filing of the life/non-life consolidated return and those entities adopted the tax sharing agreement previously applicable to only the non-life entities (hereinafter the "life/non-life tax sharing agreement"). The two agreements were identical in all material respects. The life/non-life tax sharing agreement was provided to the appropriate state insurance regulators for approval. Intercompany balances relating to the impacts of the life/non-life tax sharing agreement was settled with the insurance companies after approval was received from the insurance regulators. Intercompany balances under all agreements are settled at least annually. For years before 2011, our U.S. non-life insurance entities were included in the consolidated federal income tax return of Genworth and subject to a tax sharing arrangement that allocated tax on a separate company basis but provided benefit for current utilization of losses and credits. Also, our U.S. life insurance entities filed a consolidated life insurance federal income tax return, and were subject to a separate tax sharing agreement, as approved by state insurance regulators, which allocated taxes on a separate company basis but provided benefit for current utilization of losses and credits.

  (V) VARIABLE INTEREST ENTITIES

   We are involved in certain entities that are considered VIEs as defined under U.S. GAAP, and, accordingly, we evaluate the VIE to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by beneficial interest holders, as well as which party has the power to direct activities that most significantly impact the performance of the VIEs.

   We hold investments in certain structures that are considered VIEs. Our investments represent beneficial interests that are primarily in the form of structured securities or alternative investments. Our involvement in these structures typically represent a passive investment in the returns generated by the VIE and typically do not result in having significant influence over the economic performance of the VIE.

   On January 1, 2010, we were required to consolidate certain VIEs. See note 13 for additional information related to these consolidated entities.

  (W) ACCOUNTING CHANGES

   Testing Indefinite-Lived Intangible Assets For Impairment

   In July 2012, the Financial Accounting Standards Board ("FASB") issued new accounting guidance on testing indefinite-lived intangible assets for impairment. The new guidance permits the use of a qualitative assessment prior to, and potentially instead of, the quantitative impairment test for indefinite-lived intangible assets. We elected to early adopt this new accounting guidance effective October 1, 2012. The adoption of this accounting guidance did not have an impact on our consolidated financial statements.

   Fair Value Measurements

   On January 1, 2012, we adopted new accounting guidance related to fair value measurements. This new accounting guidance clarified existing fair value measurement requirements and changed certain fair value measurement principles and disclosure requirements. The adoption of this accounting guidance impacted our disclosures only and did not impact our consolidated results.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   Repurchase Agreements and Other Agreements

   On January 1, 2012, we adopted new accounting guidance related to repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The new guidance removed the requirement to consider a transferor's ability to fulfill its contractual rights from the criteria used to determine effective control and was effective for us prospectively for any transactions occurring on or after January 1, 2012. The adoption of this accounting guidance did not have a material impact on our consolidated financial statements.

   Testing Goodwill For Impairment

   In September 2011, the FASB issued new accounting guidance related to goodwill impairment testing. The new guidance permits the use of a qualitative assessment prior to, and potentially instead of, the two step quantitative goodwill impairment test. We elected to early adopt this new guidance effective on July 1, 2011 in order to apply the new guidance in our annual goodwill impairment testing performed during the third quarter. The adoption of this new accounting guidance did not have an impact on our consolidated financial statements as the remaining goodwill balance was impaired prior to the adoption.

   A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring

   On July 1, 2011, we adopted new accounting guidance related to additional disclosures for troubled debt restructurings. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   When to Perform Step 2 of the Goodwill Impairment Test For Reporting Units With Zero or Negative Carrying Value

   On January 1, 2011, we adopted new accounting guidance related to goodwill impairment testing when a reporting unit's carrying value is zero or negative. This guidance did not impact our consolidated financial statements upon adoption, as all of our reporting units with goodwill balances were impaired and had zero carrying values.

   How Investments Held Through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments

   On January 1, 2011, we adopted new accounting guidance related to how investments held through separate accounts affect an insurer's consolidation analysis of those investments. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures -- Improving Disclosures about Fair Value Measurements

   On January 1, 2011, we adopted new accounting guidance related to additional disclosures about purchases, sales, issuances and settlements in the rollforward of Level 3 fair value measurements. The adoption of this new accounting guidance impacted our disclosures only and did not impact our consolidated results.

   Disclosures Related To Financing Receivables

   On December 31, 2010, we adopted new accounting guidance related to additional disclosures about the credit quality of loans, lease receivables and other long-term receivables and the related allowance for credit losses. Certain other additional disclosures were effective for us on March 31, 2011. The adoption of this new accounting guidance impacted our disclosures only and did not impact our consolidated results.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   Scope Exception for Embedded Credit Derivatives

   On July 1, 2010, we adopted new accounting guidance related to embedded credit derivatives. This accounting guidance clarified the scope exception for embedded credit derivatives and when those features would be bifurcated from the host contract. Under the new accounting guidance, only embedded credit derivative features that are in the form of subordination of one financial instrument to another would not be subject to the bifurcation requirements. Accordingly, upon adoption, we were required to bifurcate embedded credit derivatives that no longer qualified under the amended scope exception. In conjunction with our adoption, we elected fair value option for certain fixed maturity securities. The following summarizes the components for the cumulative effect adjustment recorded on July 1, 2010 related to the adoption of this new accounting guidance:

                          ACCUMULATED OTHER
                            COMPREHENSIVE                     TOTAL STOCKHOLDERS'
(AMOUNTS IN MILLIONS)       INCOME (LOSS)   RETAINED EARNINGS       EQUITY
---------------------     ----------------- ----------------- -------------------
Investment securities....       $ 5.1             $(5.1)             $  --
Adjustment to deferred
  acquisition costs......        (1.0)              0.4               (0.6)
Adjustment to sales
  inducements............        (0.2)               --               (0.2)
Provision for income
  taxes..................        (1.4)              1.6                0.2
                                -----             -----              -----
Net cumulative effect
  adjustment.............       $ 2.5             $(3.1)             $(0.6)
                                =====             =====              =====

   For certain securities where the embedded credit derivative would require bifurcation, we elected the fair value option to carry the entire instrument at fair value to reduce the cost of calculating and recording the fair value of the embedded derivative feature separate from the debt security. Additionally, we elected the fair value option for a portion of other asset-backed securities for operational ease and to record and present the securities at fair value in future periods. Upon electing fair value option on July 1, 2010, these securities were reclassified into the trading category included in other invested assets and had a fair value of $102.2 million. Prior to electing fair value option, these securities were classified as available-for-sale fixed maturity securities.

   Accounting for Transfers of Financial Assets

   On January 1, 2010, we adopted new accounting guidance related to accounting for transfers of financial assets. This accounting guidance amends the previous guidance on transfers of financial assets by eliminating the qualifying special-purpose entity concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of gain or loss recognized on certain transfers and requiring additional disclosures. The adoption of this accounting guidance did not have a material impact on our consolidated financial statements. The elimination of the qualifying special-purpose entity concept requires that these entities be considered for consolidation as a result of the new guidance related to VIEs as discussed below.

   Improvements to Financial Reporting by Enterprises Involved with VIEs

   On January 1, 2010, we adopted new accounting guidance for determining which enterprise, if any, has a controlling financial interest in a VIE and requires additional disclosures about involvement in VIEs. Under this new accounting guidance, the primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. Upon adoption of this new accounting guidance, we were required to consolidate certain VIEs, including previously qualifying investment structures. We recorded a transition adjustment for the impact upon adoption to reflect the difference between the assets and liabilities of the newly consolidated entities and the amounts recorded for our interests in these entities prior to adoption. On January 1, 2010, we recorded a net cumulative effect adjustment of $99.0 million to retained earnings with a partial offset to accumulated other comprehensive income (loss) of $67.4 million related to the adoption of this new accounting guidance.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The assets and liabilities of the newly consolidated entities were as follows as of January 1, 2010:

                                                                AMOUNTS
                          CARRYING  ADJUSTMENT FOR ELECTION  RECORDED UPON
(AMOUNTS IN MILLIONS)     VALUE (1) OF FAIR VALUE OPTION (2) CONSOLIDATION
---------------------     --------- ------------------------ -------------
Assets
Restricted other
  invested assets........  $322.1            $(19.4)            $ 302.7
Accrued investment income     0.2                --                 0.2
                           ------            ------             -------
   Total assets..........   322.3             (19.4)              302.9
                           ------            ------             -------
Liabilities
Other liabilities........   120.7                --               120.7
Borrowings related to
  VIEs...................    22.1             (13.9)                8.2
                           ------            ------             -------
   Total liabilities.....   142.8             (13.9)              128.9
                           ------            ------             -------
   Net assets and
     liabilities of
     newly consolidated
     entities............  $179.5            $ (5.5)              174.0
                           ======            ======
   Less: amortized cost
     of fixed maturity
     securities
     previously
     recorded (3)........                                         327.7
                                                                -------
   Cumulative effect
     adjustment to
     retained earnings
     upon adoption,
     pre-tax.............                                        (153.7)
   Tax effect............                                          54.7
                                                                -------
   Net cumulative effect
     adjustment to
     retained earnings
     upon adoption.......                                       $ (99.0)
                                                                =======

--------
(1)Carrying value represents the amounts that would have been recorded in the consolidated financial statements on January 1, 2010 had we recorded the assets and liabilities in our financial statements from the date we first met the conditions for consolidation based on the criteria in the new accounting guidance.
(2)Amount represents the difference between book value and fair value of the investments and borrowings related to consolidated VIEs where we have elected fair value option.
(3)Fixed maturity securities that were previously recorded had net unrealized investment losses of $67.4 million included in accumulated other comprehensive income (loss) as of December 31, 2009.

   Restricted other invested assets are comprised of trading securities that are recorded at fair value. Trading securities represent asset-backed securities where we elected fair value option. Borrowings related to VIEs are recorded at fair value as a result of electing the fair value option for all assets and liabilities.

   For entities consolidated upon adoption of the new accounting guidance on January 1, 2010, we elected fair value option to measure all assets and liabilities at current fair value with future changes in fair value being recorded in income (loss). We elected fair value option as a method to better present the offsetting changes in assets and liabilities related to third-party interests in the entities and eliminated the potential accounting mismatch between the measurement of the assets and derivatives of the entity compared to the borrowings issued by the entity. See note 13 for additional information related to consolidation of VIEs.

   The new accounting guidance related to consolidation of VIEs has been deferred for a reporting entity's interest in an entity that has all of the attributes of an investment company as long as there is no implicit or explicit obligation to fund losses of the entity. For entities that meet these criteria, the new accounting guidance related to VIE consolidation would not be applicable until further guidance is issued. Accordingly, we did not have any impact upon adoption related to entities that meet the deferral criteria, such as certain limited partnership and fund investments.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   Fair Value Measurements and Disclosures -- Improving Disclosures about Fair Value Measurements

   On January 1, 2010, we adopted new accounting guidance requiring additional disclosures for significant transfers between Level 1 and 2 fair value measurements and clarifications to existing fair value disclosures related to the level of disaggregation, inputs and valuation techniques. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

  (X) RETROSPECTIVE ACCOUNTING CHANGES

   On January 1, 2012, we adopted new accounting guidance requiring presentation of the components of net income (loss), the components of OCI and total comprehensive income either in a single continuous statement of comprehensive income (loss) or in two separate but consecutive statements. We chose to present two separate but consecutive statements and adopted this new guidance retrospectively. The FASB issued an amendment relating to this new guidance for presentation of the reclassification of items out of accumulated other comprehensive income into net income that removed this requirement until further guidance is issued. The adoption of this new accounting guidance did not have any impact on our consolidated financial results.

   On January 1, 2012, we adopted new accounting guidance related to accounting for costs associated with acquiring or renewing insurance contracts. We adopted this new guidance retrospectively, which reduced retained earnings by $80.2 million as of January 1, 2010, and increased the net loss by $5.1 million for the year ended December 31, 2011 and increased net income by $6.0 million for the year ended December 31, 2010. This new guidance results in lower amortization and fewer deferred costs, specifically related to underwriting, inspection and processing for contracts that are not issued, as well as advertising and customer solicitation.

   Effective January 1, 2012, we changed our treatment of the liability for future policy benefits for our level premium term life insurance products when the liability for a policy falls below zero. Previously, the total liability for future policy benefits included negative reserves calculated at an individual policy level. Through 2010, we issued level premium term life insurance policies whose premiums are contractually determined to be level through a period of time and then increase thereafter. Our previous accounting policy followed the accounting for traditional, long-duration insurance contracts where the reserves are calculated as the present value of expected benefit payments minus the present value of net premiums based on assumptions determined on the policy issuance date including mortality, interest, and lapse rates. This accounting has the effect of causing profits to emerge as a level percentage of premiums, subject to differences in assumed versus actual experience which flow through income as they occur, and for products with an increasing premium stream, such as the level premium term life insurance product, may result in negative reserves for a given policy.

   More recent insurance-specific accounting guidance reflects a different accounting philosophy, emphasizing the balance sheet over the income statement, or matching, focus which was the philosophy in place when the traditional, long-duration insurance contract guidance was issued (the accounting model for traditional, long-duration insurance contracts draws upon the principles of matching and conservatism originating in the 1970's, and does not specifically address negative reserves). More recent accounting models for long-duration contracts specifically prohibit negative reserves, e.g., non-traditional contracts with annuitization benefits and certain participating contracts. These recent accounting models do not impact the reserving for our level premium term life insurance products.

   We believe that industry accounting practices for level premium term life insurance product reserving is mixed with some companies "flooring" reserves at zero and others applying our previous accounting policy described above. In 2010, we stopped issuing new level premium term life insurance policies. Thus, as the level premium term policies reach the end of their level premium term periods, the portion of policies with negative reserves in relation to the reserve for all level premium term life insurance products will continue to increase. Our new method of accounting floors the liability for future policy benefits on each level premium term life insurance policy at zero. We believe that flooring reserves at zero is preferable in our circumstances as this alternative accounting policy will not allow negative reserves to accumulate on the

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010

balance sheet for this closed block of insurance policies. In implementing this change in accounting, no changes were made to the assumptions that were locked-in at policy inception. We implemented this accounting change retrospectively, which reduced retained earnings and stockholders' equity by $11.4 million as of January 1, 2010, and increased the net loss by $1.5 million for the year ended December 31, 2011 and reduced net income by $1.1 million for the year ended December 31, 2010.

   The following table presents the consolidated balance sheet as of December 31, 2011 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

                                                   AS ORIGINALLY EFFECT OF    EFFECT OF    AS CURRENTLY
(AMOUNTS IN MILLIONS)                                REPORTED    DAC CHANGE RESERVE CHANGE   REPORTED
---------------------                              ------------- ---------- -------------- ------------
Assets
   Total investments..............................   $ 7,399.4    $    --       $   --      $ 7,399.4
   Cash and cash
     equivalents..................................       104.0         --           --          104.0
   Accrued investment
     income.......................................        63.5         --           --           63.5
   Deferred acquisition
     costs........................................       428.5     (115.1)          --          313.4
   Intangible assets..............................        16.6        0.2           --           16.8
   Reinsurance
     recoverable..................................     2,049.0         --          7.3        2,056.3
   Other assets...................................        57.1         --           --           57.1
   Separate account
     assets.......................................       885.0         --           --          885.0
                                                     ---------    -------       ------      ---------
          Total assets............................   $11,003.1    $(114.9)      $  7.3      $10,895.5
                                                     =========    =======       ======      =========
Liabilities and
  stockholders' equity
   Liabilities:
       Future policy
         benefits.................................   $ 2,699.7    $    --       $ 28.9      $ 2,728.6
       Policyholder
         account balances.........................     4,142.3         --           --        4,142.3
       Liability for
         policy and
         contract claims..........................       513.9         --           --          513.9
       Unearned premiums..........................        64.4       (2.3)          --           62.1
       Other liabilities..........................       952.2         --           --          952.2
       Borrowings
         related to
         variable
         interest
         entities.................................         6.3         --           --            6.3
       Deferred tax
         liability................................       266.2      (39.7)        (7.6)         218.9
       Separate account
         liabilities..............................       885.0         --           --          885.0
                                                     ---------    -------       ------      ---------
          Total
            liabilities...........................     9,530.0      (42.0)        21.3        9,509.3
                                                     ---------    -------       ------      ---------
   Stockholder's equity:
       Common stock...............................         3.1                                    3.1
       Additional
         paid-in capital..........................       842.9         --           --          842.9

       Accumulated other
         comprehensive
         income (loss):
          Net unrealized
            investment
            gains
            (losses):
              Net
                unrealized
                gains
                (losses)
                on
                securities
                not
                other-than-temporarily
                impaired..........................       237.3        6.4           --          243.7
              Net
                unrealized
                gains
                (losses)
                on
                other-than-
                temporarily
                impaired
                securities........................        (8.3)        --           --           (8.3)
                                                     ---------    -------       ------      ---------
          Net unrealized
            investment
            gains
            (losses)..............................       229.0        6.4           --          235.4
                                                     ---------    -------       ------      ---------
          Derivatives
            qualifying
            as hedges.............................       149.8         --           --          149.8
                                                     ---------    -------       ------      ---------
       Total accumulated
         other
         comprehensive
         income (loss)............................       378.8        6.4           --          385.2
       Retained earnings..........................       248.3      (79.3)       (14.0)         155.0
                                                     ---------    -------       ------      ---------
          Total
            stockholders'
            equity................................     1,473.1      (72.9)       (14.0)       1,386.2
                                                     ---------    -------       ------      ---------
          Total
            liabilities
            and
            stockholder's
            equity................................   $11,003.1    $(114.9)      $  7.3      $10,895.5
                                                     =========    =======       ======      =========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The following table presents the consolidated income statement for the year ended December 31, 2011 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

                          AS ORIGINALLY EFFECT OF    EFFECT OF    AS CURRENTLY
(AMOUNTS IN MILLIONS)       REPORTED    DAC CHANGE RESERVE CHANGE   REPORTED
---------------------     ------------- ---------- -------------- ------------
Revenues:
Net investment income....    $329.4       $  --        $  --         $329.4
Premiums.................     182.5          --           --          182.5
Net investment gains
  (losses)...............     (64.6)         --           --          (64.6)
Insurance and investment
  product fees and other.      43.9          --           --           43.9
                             ------       -----        -----         ------
   Total revenues........     491.2          --           --          491.2
                             ------       -----        -----         ------
Benefits and expenses:
Benefits and other
  changes in policy
  reserves...............     235.1          --          2.4          237.5
Interest credited........     111.4          --           --          111.4
Acquisition and
  operating expenses,
  net of deferrals.......      48.6        12.6           --           61.2
Amortization of deferred
  acquisition costs and
  intangibles............      44.5        (4.6)          --           39.9
Goodwill impairment......      49.1          --           --           49.1
Interest expense.........       2.0          --           --            2.0
                             ------       -----        -----         ------
   Total benefits and
     expenses............     490.7         8.0          2.4          501.1
                             ------       -----        -----         ------
Income (loss) before
  income taxes...........       0.5        (8.0)        (2.4)          (9.9)
Provision for income
  taxes..................      15.5        (2.9)        (0.9)          11.7
                             ------       -----        -----         ------
Net loss.................    $(15.0)      $(5.1)       $(1.5)        $(21.6)
                             ======       =====        =====         ======

   The following table presents the consolidated income statement for the year ended December 31, 2010 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

                          AS ORIGINALLY EFFECT OF    EFFECT OF    AS CURRENTLY
(AMOUNTS IN MILLIONS)       REPORTED    DAC CHANGE RESERVE CHANGE   REPORTED
---------------------     ------------- ---------- -------------- ------------
Revenues:
Net investment income....    $316.6       $   --       $  --         $316.6
Premiums.................     182.2           --          --          182.2
Net investment gains
  (losses)...............     (20.4)          --          --          (20.4)
Insurance and investment
  product fees and other.      45.9           --          --           45.9
                             ------       ------       -----         ------
   Total revenues........     524.3           --          --          524.3
                             ------       ------       -----         ------
Benefits and expenses:
Benefits and other
  changes in policy
  reserves...............     220.1          0.2         1.7          222.0
Interest credited........     117.0           --          --          117.0
Acquisition and
  operating expenses,
  net of deferrals.......      47.2         11.3          --           58.5
Amortization of deferred
  acquisition costs and
  intangibles............      49.8        (21.0)         --           28.8
Interest expense.........       2.1           --          --            2.1
                             ------       ------       -----         ------
   Total benefits and
     expenses............     436.2         (9.5)        1.7          428.4
                             ------       ------       -----         ------
Income before income
  taxes..................      88.1          9.5        (1.7)          95.9
Provision for income
  taxes..................      30.2          3.5        (0.6)          33.1
                             ------       ------       -----         ------
Net income...............    $ 57.9       $  6.0       $(1.1)        $ 62.8
                             ======       ======       =====         ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The following table presents the cash flows from operating activities for the year ended December 31, 2011 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

                               AS ORIGINALLY EFFECT OF    EFFECT OF    AS CURRENTLY
(AMOUNTS IN MILLIONS)            REPORTED    DAC CHANGE RESERVE CHANGE   REPORTED
---------------------          ------------- ---------- -------------- ------------
Cash flows from
  operating activities:
   Net loss...................    $(15.0)      $(5.1)       $(1.5)        $(21.6)
   Adjustments to
     reconcile net loss
     to net cash from
     operating
     activities:
       Net investment
         losses (gains).......      64.6          --           --           64.6
       Charges assessed
         to policyholders.....     (26.4)         --           --          (26.4)
       Amortization of
         fixed maturity
         discounts and
         premiums and
         limited
         partnerships.........     (11.4)         --           --          (11.4)
       Acquisition costs
         deferred.............     (49.5)       12.6           --          (36.9)
       Amortization of
         deferred
         acquisition
         costs and
         intangibles..........      44.5        (4.6)          --           39.9
       Goodwill
         impairment...........      49.1          --           --           49.1
       Deferred income
         taxes................       3.6        (2.9)        (0.9)          (0.2)
       Net increase in
         trading
         securities,
         held-for-sale
         investments and
         derivative
         instruments..........      32.9          --           --           32.9
   Change in certain
     assets and
     liabilities:
       Accrued
         investment
         income and
         other assets.........      (1.1)         --           --           (1.1)
       Insurance reserves.....     258.6          --          2.4          261.0
       Other liabilities
         and other
         policy-related
         balances.............      79.3          --           --           79.3
                                  ------       -----        -----         ------
   Net cash from
     operating activities.....    $429.2       $  --        $  --         $429.2
                                  ======       =====        =====         ======

   The following table presents the cash flows from operating activities for the year ended December 31, 2010 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

                               AS ORIGINALLY EFFECT OF    EFFECT OF    AS CURRENTLY
(AMOUNTS IN MILLIONS)            REPORTED    DAC CHANGE RESERVE CHANGE   REPORTED
---------------------          ------------- ---------- -------------- ------------
Cash flows from
  operating activities:
   Net income.................    $ 57.9       $  6.0       $(1.1)        $ 62.8
   Adjustments to
     reconcile net
     income to net cash
     from operating
     activities:
       Net investment
         losses (gains).......      20.4           --          --           20.4
       Charges assessed
         to policyholders.....     (19.1)          --          --          (19.1)
       Amortization of
         fixed maturity
         discounts and
         premiums and
         limited
         partnerships.........      (1.6)          --          --           (1.6)
       Acquisition costs
         deferred.............     (38.4)        11.3          --          (27.1)
       Amortization of
         deferred
         acquisition
         costs and
         intangibles..........      49.8        (21.0)         --           28.8
       Deferred income
         taxes................      13.7          3.5        (0.6)          16.6
       Net increase in
         trading
         securities,
         held-for-sale
         investments and
         derivative
         instruments..........      14.2           --          --           14.2
   Change in certain
     assets and
     liabilities:
       Accrued
         investment
         income and
         other assets.........     (28.8)          --          --          (28.8)
       Insurance reserves.....     249.3          0.2         1.7          251.2
       Other liabilities
         and other
         policy-related
         balances.............      60.3           --          --           60.3
                                  ------       ------       -----         ------
   Net cash from
     operating activities.....    $377.7       $   --       $  --         $377.7
                                  ======       ======       =====         ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The following table presents the consolidated balance sheet as of December 31, 2012 to reflect the impact of the accounting change related to reserves that was adopted on January 1, 2012:

                                                   AS REPORTED  AS COMPUTED
                                                    UNDER NEW  UNDER PREVIOUS EFFECT OF
(AMOUNTS IN MILLIONS)                                POLICY        POLICY      CHANGE
---------------------                              ----------- -------------- ---------
Assets
   Total investments..............................  $ 7,819.1    $ 7,819.1     $   --
   Cash and cash
     equivalents..................................       85.6         85.6         --
   Accrued investment
     income.......................................       65.8         65.8         --
   Deferred acquisition
     costs........................................      273.7        273.7         --
   Intangible assets..............................        7.8          7.8         --
   Reinsurance
     recoverable..................................    2,121.4      2,112.0        9.4
   Other assets...................................       40.9         40.9         --
   Separate account
     assets.......................................      871.2        871.2         --
                                                    ---------    ---------     ------
          Total assets............................  $11,285.5    $11,276.1     $  9.4
                                                    =========    =========     ======
Liabilities and
  stockholders' equity
   Liabilities:
       Future policy
         benefits.................................  $ 2,883.0    $ 2,848.7     $ 34.3
       Policyholder
         account balances.........................    4,092.0      4,092.0         --
       Liability for
         policy and
         contract claims..........................      590.7        590.7         --
       Unearned premiums..........................       64.0         64.0         --
       Other liabilities..........................      841.5        841.5         --
       Borrowings
         related to
         variable
         interest
         entities, at
         fair value...............................        7.7          7.7         --
       Deferred tax
         liability................................      311.0        320.1       (9.1)
       Separate account
         liabilities..............................      871.2        871.2         --
                                                    ---------    ---------     ------
          Total
            liabilities...........................    9,661.1      9,635.9       25.2
                                                    ---------    ---------     ------
   Stockholders' equity:
       Common stock...............................        3.1          3.1         --
       Additional
         paid-in capital..........................      855.1        855.1         --

       Accumulated other
         comprehensive
         income (loss):
          Net unrealized
            investment
            gains
            (losses):
              Net
                unrealized
                gains
                (losses)
                on
                securities
                not
                other-than-
                temporarily
                impaired..........................      346.6        346.6         --
              Net
                unrealized
                gains
                (losses)
                on
                other-than-temporarily
                impaired
                securities........................       (4.0)        (4.0)        --
                                                    ---------    ---------     ------
          Net unrealized
            investment
            gains
            (losses)..............................      342.6        342.6         --
                                                    ---------    ---------     ------
          Derivatives
            qualifying
            as hedges.............................      136.7        136.7         --
                                                    ---------    ---------     ------
       Total accumulated
         other
         comprehensive
         income (loss)............................      479.3        479.3         --
       Retained earnings..........................      286.9        302.7      (15.8)
                                                    ---------    ---------     ------
          Total
            stockholders'
            equity................................    1,624.4      1,640.2      (15.8)
                                                    ---------    ---------     ------
          Total
            liabilities
            and
            stockholders'
            equity................................  $11,285.5    $11,276.1     $  9.4
                                                    =========    =========     ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The following table presents the consolidated income statement for the year ended December 31, 2012 to reflect the impact of the accounting change related to reserves that was adopted on January 1, 2012:

                              AS REPORTED  AS COMPUTED
                               UNDER NEW  UNDER PREVIOUS EFFECT OF
(AMOUNTS IN MILLIONS)           POLICY        POLICY      CHANGE
---------------------         ----------- -------------- ---------
Revenues:
Net investment income........   $338.5        $338.5       $  --
Premiums.....................    189.4         189.4          --
Net investment gains
  (losses)...................     86.5          86.5          --
Policy fees and other
  income.....................     51.9          51.9          --
                                ------        ------       -----
       Total revenues........    666.3         666.3          --
                                ------        ------       -----
Benefits and expenses:
Benefits and other
  changes in policy
  reserves...................    257.3         254.0         3.3
Interest credited............    107.3         107.3          --
Acquisition and
  operating expenses,
  net of deferrals...........     51.2          51.2          --
Amortization of deferred
  acquisition costs and
  intangibles................     47.4          47.4          --
Interest expense.............      1.6           1.6          --
                                ------        ------       -----
       Total benefits
         and expenses........    464.8         461.5         3.3
                                ------        ------       -----
Income before income
  taxes......................    201.5         204.8        (3.3)
Provision for income
  taxes......................     69.6          71.1        (1.5)
                                ------        ------       -----
Net income (loss)............   $131.9        $133.7       $(1.8)
                                ======        ======       =====

   The following table presents the cash flows from operating activities for the year ended December 31, 2012 to reflect the impact of the accounting change related to reserves that was adopted on January 1, 2012:

                               AS REPORTED  AS COMPUTED
                                UNDER NEW  UNDER PREVIOUS EFFECT OF
(AMOUNTS IN MILLIONS)            POLICY        POLICY      CHANGE
---------------------          ----------- -------------- ---------
Cash flows from
  operating activities:
   Net income (loss)..........   $131.9        $133.7       $(1.8)
   Adjustments to
     reconcile net
     income (loss) to
     net cash from
     operating
     activities:
       Net investment
         losses (gains).......    (86.5)        (86.5)         --
       Charges assessed
         to policyholders.....    (36.1)        (36.1)         --
       Amortization of
         fixed maturity
         discounts and
         premiums and
         limited
         partnerships.........    (12.5)        (12.5)         --
       Acquisition costs
         deferred.............    (34.3)        (34.3)         --
       Amortization of
         deferred
         acquisition
         costs and
         intangibles..........     47.4          47.4          --
       Deferred income
         taxes................     52.8          54.3        (1.5)
       Net increase in
         trading
         securities,
         held-for-sale
         investments and
         derivative
         instruments..........     98.7          98.7          --
   Change in certain
     assets and
     liabilities:
       Accrued
         investment
         income and
         other assets.........     (8.3)         (8.3)         --
       Insurance reserves.....    232.7         229.4         3.3
       Other liabilities
         and
         policy-related
         balances.............     64.0          64.0          --
                                 ------        ------       -----
   Net cash from
     operating activities.....   $449.8        $449.8       $  --
                                 ======        ======       =====

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


  (Y) ACCOUNTING PRONOUNCEMENT NOT YET ADOPTED

   In December 2011, the FASB issued new accounting guidance for disclosures about offsetting assets and liabilities. The new guidance requires an entity to disclose information about offsetting and related arrangements to enable users to understand the effect of those arrangements on its financial position. These new disclosure requirements will be effective for us on January 1, 2013 and are not expected to have a material impact on our consolidated financial statements.

(2)INVESTMENTS

  (A) NET INVESTMENT INCOME

   Sources of net investment income were as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)      2012    2011    2010
---------------------     ------  ------  ------
Fixed maturity and
  equity securities...... $298.7  $294.7  $281.8
Commercial mortgage loans   44.7    45.8    45.1
Other invested assets....    1.4    (5.2)   (4.6)
Restricted other
  invested assets
  related to VIEs (1)....    0.7     1.0     1.0
Policy loans.............    1.8     1.6     1.9
Cash, cash equivalents
  and short-term
  investments............     --     0.3     0.3
                          ------  ------  ------
   Gross investment
     income before
     expenses and fees...  347.3   338.2   325.5
Expenses and fees........   (8.8)   (8.8)   (8.9)
                          ------  ------  ------
   Net investment income. $338.5  $329.4  $316.6
                          ======  ======  ======

--------
(1)See note 13 for additional information related to consolidated VIEs.

  (B) NET INVESTMENT GAINS (LOSSES)

   The following table sets forth net investment gains (losses) for the years ended December 31:

(AMOUNTS IN MILLIONS)       2012   2011    2010
---------------------      -----  ------  ------
Available-for-sale
  securities:
   Realized gains......... $ 4.2  $  7.8  $  6.1
   Realized losses........  (5.4)   (8.4)  (12.8)
                           -----  ------  ------
   Net realized gains
     (losses) on
     available-for-sale
     securities...........  (1.2)   (0.6)   (6.7)
                           -----  ------  ------
Impairments:
   Total
     other-than-temporary
     impairments..........  (4.8)   (8.9)   (7.6)
   Portion of
     other-than-temporary
     impairments
     included in OCI......   2.1    (0.6)   (9.2)
                           -----  ------  ------
   Net
     other-than-temporary
     impairments..........  (2.7)   (9.5)  (16.8)
                           -----  ------  ------
Net unrealized gains
  (losses) on trading
  securities..............   1.2    (0.9)    3.1
Commercial mortgage loans.   1.0     0.3    (2.5)
Derivative instruments
  (1).....................   4.1    (9.0)    1.6
Net gains (losses)
  related to VIEs (2).....  84.1   (44.9)    1.0
Other.....................    --      --    (0.1)
                           -----  ------  ------
   Net investment gains
     (losses)............. $86.5  $(64.6) $(20.4)
                           =====  ======  ======

--------
(1)See note 3 for additional information on the impact of derivative instruments included in net investment gains (losses).
(2)See note 13 for additional information related to consolidated VIEs.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2012, 2011 and 2010 was $136.5 million, $99.4 million and $204.9 million, respectively, which was approximately 96.7%, 93.4% and 94.6%, respectively, of book value.

   The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)       2012    2011    2010
---------------------      ------  ------  ------
Beginning balance......... $ 24.1  $ 54.8  $100.8
Additions:
   Other-than-temporary
     impairments not
     previously
     recognized...........    0.5     0.1     9.4
   Increases related to
     other-than-temporary
     impairments
     previously
     recognized...........    2.3     9.5     5.6
Reductions:
   Securities sold, paid
     down or disposed.....  (15.9)  (40.3)  (61.0)
                           ------  ------  ------
Ending balance............ $ 11.0  $ 24.1  $ 54.8
                           ======  ======  ======

  (C) UNREALIZED INVESTMENT GAINS AND LOSSES

   Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income
(loss) were as follows as of December 31:

(AMOUNTS IN MILLIONS)       2012     2011    2010
---------------------     -------  -------  ------
Net unrealized gains
  (losses) on investment
  securities:
   Fixed maturity
     securities.......... $ 736.1  $ 502.8  $191.4
   Equity securities.....     0.1      0.1     0.3
                          -------  -------  ------
       Subtotal..........   736.2    502.9   191.7
Adjustments to DAC,
  PVFP, sales
  inducements and
  benefit reserves.......  (207.0)  (139.1)  (97.1)
Income taxes, net........  (186.6)  (128.4)  (33.6)
                          -------  -------  ------
Net unrealized
  investment gains
  (losses)............... $ 342.6  $ 235.4  $ 61.0
                          =======  =======  ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010

   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)          2012    2011    2010
---------------------         ------  ------  ------
Beginning balance............ $235.4  $ 61.0  $(83.6)
Cumulative effect of
  changes in accounting......     --      --    69.9
Unrealized gains
  (losses) arising
  during the period:
   Unrealized gains
     (losses) on
     investment
     securities..............  229.4   301.1   207.9
   Adjustment to DAC.........  (32.7)    0.9   (62.6)
   Adjustment to PVFP........    9.0   (18.3)  (15.8)
   Adjustment to sales
     inducements.............   (7.8)   (0.1)  (12.0)
   Adjustment to benefit
     reserves................  (36.4)  (24.5)  (25.2)
   Provision for income
     taxes...................  (56.9)  (91.2)  (32.9)
                              ------  ------  ------
       Change in
         unrealized
         gains (losses)
         on investment
         securities..........  104.6   167.9    59.4
Reclassification
  adjustments to net
  investment (gains)
  losses, net of taxes
  of $(1.3), $(3.6) and
  $(8.2).....................    2.6     6.5    15.3
                              ------  ------  ------
Ending balance............... $342.6  $235.4  $ 61.0
                              ======  ======  ======

  (D) FIXED MATURITY AND EQUITY SECURITIES

   As of December 31, 2012, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                             GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                           --------------------------- --------------------------
                                 AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                  COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY  FAIR
(AMOUNTS IN MILLIONS)              COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED    VALUE
---------------------            --------- --------------- ----------- --------------- ----------- --------
Fixed maturity
  securities:
   U.S. government,
     agencies and
     government-sponsored
     enterprises................ $  296.6      $ 93.5         $ --         $ (0.1)        $  --    $  390.0
   Tax-exempt...................      0.4          --           --             --            --         0.4
   Government -- non-U.S........     90.2        18.8           --             --            --       109.0
   U.S. corporate...............  2,700.3       408.5           --           (6.2)           --     3,102.6
   Corporate -- non-U.S.........  1,043.2       108.0           --           (2.4)           --     1,148.8
   Residential
     mortgage-backed............    566.8        89.0          0.6           (0.5)         (5.8)      650.1
   Commercial
     mortgage-backed............    506.9        28.0           --           (4.5)         (1.6)      528.8
   Other asset-backed...........    349.4        12.8           --           (0.3)         (1.7)      360.2
                                 --------      ------         ----         ------         -----    --------
       Total fixed
         maturity
         securities.............  5,553.8       758.6          0.6          (14.0)         (9.1)    6,289.9
Equity securities...............     11.1         0.1           --             --            --        11.2
                                 --------      ------         ----         ------         -----    --------
       Total
         available-for-sale
         securities............. $5,564.9      $758.7         $0.6         $(14.0)        $(9.1)   $6,301.1
                                 ========      ======         ====         ======         =====    ========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010

   As of December 31, 2011, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                             GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                           --------------------------- --------------------------
                                 AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                  COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY  FAIR
(AMOUNTS IN MILLIONS)              COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED    VALUE
---------------------            --------- --------------- ----------- --------------- ----------- --------
Fixed maturity
  securities:
   U.S. government,
     agencies and
     government-
     sponsored
     enterprises................ $  345.6      $ 86.3          $--         $ (0.6)       $   --    $  431.3
   Government -- non-U.S........     61.3        10.0           --             --            --        71.3
   U.S. corporate...............  2,614.5       313.5           --          (20.0)           --     2,908.0
   Corporate -- non-U.S.........    946.3        59.7           --           (9.3)           --       996.7
   Residential
     mortgage-backed............    550.5        74.5           --           (7.2)         (9.8)      608.0
   Commercial
     mortgage-backed............    496.8        20.8           --          (15.1)         (3.9)      498.6
   Other asset-backed...........    234.2         6.0           --           (0.5)         (1.6)      238.1
                                 --------      ------          ---         ------        ------    --------
       Total fixed
         maturity
         securities.............  5,249.2       570.8           --          (52.7)        (15.3)    5,752.0
Equity securities...............      0.1         0.1           --             --            --         0.2
                                 --------      ------          ---         ------        ------    --------
       Total
         available-for-sale
         securities............. $5,249.3      $570.9          $--         $(52.7)       $(15.3)   $5,752.2
                                 ========      ======          ===         ======        ======    ========

   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2012:

                               LESS THAN 12 MONTHS           12 MONTHS OR MORE                  TOTAL
                           ---------------------------- ---------------------------- ----------------------------
                                    GROSS                        GROSS                        GROSS
(DOLLAR AMOUNTS IN         FAIR   UNREALIZED NUMBER OF  FAIR   UNREALIZED NUMBER OF  FAIR   UNREALIZED NUMBER OF
MILLIONS)                  VALUE    LOSSES   SECURITIES VALUE  LOSSES (1) SECURITIES VALUE  LOSSES (1) SECURITIES
---------                  ------ ---------- ---------- ------ ---------- ---------- ------ ---------- ----------
DESCRIPTION OF SECURITIES
   U.S. government,
     agencies and
     government-sponsored
     enterprises.......... $  8.2   $(0.1)        6     $   --   $   --       --     $  8.2   $ (0.1)       6
   U.S. corporate.........   70.8    (2.4)       19       31.4     (3.8)       6      102.2     (6.2)      25
   Corporate -- non-U.S...   32.8    (1.8)        6       24.3     (0.6)       6       57.1     (2.4)      12
   Residential
     mortgage-backed......    9.1    (0.1)        7       18.3     (6.2)      19       27.4     (6.3)      26
   Commercial
     mortgage-backed......   10.5    (0.1)        2       69.2     (6.0)      27       79.7     (6.1)      29
   Other asset-backed.....   32.3    (0.3)        8        0.6     (1.7)       1       32.9     (2.0)       9
                           ------   -----        --     ------   ------       --     ------   ------      ---
Total for securities in
  an unrealized loss
  position................ $163.7   $(4.8)       48     $143.8   $(18.3)      59     $307.5   $(23.1)     107
                           ======   =====        ==     ======   ======       ==     ======   ======      ===
% Below cost -- fixed
  maturity securities:
   (less than)20% Below
     cost................. $163.7   $(4.8)       48     $132.9   $ (8.2)      45     $296.6   $(13.0)      93
   20%-50% Below cost.....     --      --        --        9.6     (4.0)       9        9.6     (4.0)       9
   (greater than)50%
     Below cost...........     --      --        --        1.3     (6.1)       5        1.3     (6.1)       5
                           ------   -----        --     ------   ------       --     ------   ------      ---
Total for securities in
  an unrealized loss
  position................ $163.7   $(4.8)       48     $143.8   $(18.3)      59     $307.5   $(23.1)     107
                           ======   =====        ==     ======   ======       ==     ======   ======      ===
Investment grade.......... $141.2   $(3.0)       44     $ 91.8   $ (5.0)      31     $233.0   $ (8.0)      75
Below investment grade
  (2).....................   22.5    (1.8)        4       52.0    (13.3)      28       74.5    (15.1)      32
                           ------   -----        --     ------   ------       --     ------   ------      ---
Total for securities in
  an unrealized loss
  position................ $163.7   $(4.8)       48     $143.8   $(18.3)      59     $307.5   $(23.1)     107
                           ======   =====        ==     ======   ======       ==     ======   ======      ===

--------
(1)Amounts included $9.1 million of unrealized losses on other-than-temporarily impaired securities.
(2)Amounts that have been in a continuous loss position for 12 months or more included $9.1 million of unrealized losses on other-than-temporarily impaired securities.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   As indicated in the table above, the majority of the securities in a continuous unrealized loss position for less than 12 months were investment grade and less than 20% below cost. These unrealized losses were primarily attributable to lower credit ratings since acquisition for corporate securities across various industry sectors. For securities that have been in a continuous unrealized loss for less than 12 months, the average fair value percentage below cost was approximately 2.9% as of December 31, 2012.

   Fixed Maturity Securities In A Continuous Unrealized Loss Position For 12 Months Or More

   Of the $8.2 million of unrealized losses on fixed maturity securities in a continuous unrealized loss for 12 months or more that were less than 20% below cost, the weighted-average rating was "A-" and approximately 41.6% of the unrealized losses were related to investment grade securities as of December 31, 2012. These unrealized losses were attributable to lower credit ratings for these securities since acquisition, primarily associated with corporate securities in the finance and insurance sector as well as mortgage-backed securities. The average fair value percentage below cost for these securities was approximately 5.8% as of December 31, 2012. See below for additional discussion related to fixed maturity securities that have been in a continuous loss position for 12 months or more with a fair value that was more than 20% below cost.

   The following tables present the concentration of gross unrealized losses and fair values of fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by asset class as of December 31, 2012:

                                                             INVESTMENT GRADE
                               -----------------------------------------------------------------------------
                                             20% TO 50%                          GREATER THAN 50%
                               -------------------------------------- --------------------------------------
                                                % OF TOTAL                             % OF TOTAL
                                       GROSS      GROSS                       GROSS      GROSS
(DOLLAR AMOUNTS IN             FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
MILLIONS)                      VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
---------                      ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity
  securities:
   U.S. corporate............. $1.7    $(0.5)       2.2%        1     $ --    $  --        -- %       --
   Structured securities:
       Residential
         mortgage-backed......   --       --         --        --      0.1     (0.1)       0.4         1
       Commercial
         mortgage-backed......  0.4     (0.2)       0.9         1      0.3     (0.8)       3.5         1
                               ----    -----       ----        --     ----    -----       ----        --
       Total structured
         securities...........  0.4     (0.2)       0.9         1      0.4     (0.9)       3.9         2
                               ----    -----       ----        --     ----    -----       ----        --
Total......................... $2.1    $(0.7)       3.1%        2     $0.4    $(0.9)       3.9%        2
                               ====    =====       ====        ==     ====    =====       ====        ==

                                                          BELOW INVESTMENT GRADE
                               -----------------------------------------------------------------------------
                                             20% TO 50%                          GREATER THAN 50%
                               -------------------------------------- --------------------------------------
                                                % OF TOTAL                             % OF TOTAL
                                       GROSS      GROSS                       GROSS      GROSS
(DOLLAR AMOUNTS IN             FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
MILLIONS)                      VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
---------                      ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity
  securities:
   Structured securities:
       Residential
         mortgage-backed...... $3.9    $(2.2)       9.5%        5     $0.3    $(3.5)      15.2%        2
       Commercial
         mortgage-backed......  3.6     (1.1)       4.8         2       --       --         --        --
       Other asset-backed.....   --       --         --        --      0.6     (1.7)       7.4         1
                               ----    -----       ----        --     ----    -----       ----        --
       Total structured
         securities...........  7.5     (3.3)      14.3         7      0.9     (5.2)      22.6         3
                               ----    -----       ----        --     ----    -----       ----        --
Total......................... $7.5    $(3.3)      14.3%        7     $0.9    $(5.2)      22.6%        3
                               ====    =====       ====        ==     ====    =====       ====        ==

   For all securities in an unrealized loss position, we expect to recover the amortized cost based on our estimate of cash flows to be collected. We do not intend to sell and it is not more likely than not that we will be required to sell these securities prior to recovering our amortized cost. See the following for further discussion of gross unrealized losses by asset class.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   Corporate Debt Securities

   All of the total unrealized losses of $0.5 million for corporate fixed maturity securities presented in the preceding tables related to an issuer in the finance and insurance sector that were 23.0% below cost on average. Given the current market conditions, including current financial industry events and uncertainty around global economic conditions, the fair value of this debt security has declined due to credit spreads that have widened since acquisition. In our examination of this security, we considered all available evidence, including the issuer's financial condition and current industry events to develop our conclusion on the amount and timing of the cash flows expected to be collected. Based on this evaluation, we determined that the unrealized loss on this debt security represented temporary impairments as of December 31, 2012. The unrealized loss related to the finance and insurance industry related to a financial hybrid security on which a debt impairment model was employed. This hybrid security retained a credit rating of investment grade. The fair value of this hybrid security has been impacted by credit spreads that have widened since acquisition and reflect uncertainty surrounding the extent and duration of government involvement, potential capital restructuring of these institutions, and continued but diminishing risk that income payments may be deferred. We continue to receive our contractual payments and expect to fully recover our amortized cost.

   We expect that our investments in corporate securities will continue to perform in accordance with our expectations about the amount and timing of estimated cash flows. Although we do not anticipate such events, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize write-downs within our portfolio of corporate securities in the future.

   Structured Securities

   Of the $9.6 million of unrealized losses related to structured securities that have been in an unrealized loss position for 12 months or more and were more than 20% below cost, $8.3 million related to other-than-temporarily impaired securities where the unrealized losses represented the non-credit portion of the impairment. The extent and duration of the unrealized loss position on our structured securities was primarily due to the ongoing concern and uncertainty about the residential and commercial real estate market and unemployment, resulting in credit spreads that have widened since acquisition. Additionally, the fair value of certain structured securities has been significantly impacted from high risk premiums being incorporated into the valuation as a result of the amount of potential losses that may be absorbed by the security in the event of additional deterioration in the U.S. housing market.

   While we considered the length of time each security had been in an unrealized loss position, the extent of the unrealized loss position and any significant declines in fair value subsequent to the balance sheet date in our evaluation of impairment for each of these individual securities, the primary factor in our evaluation of impairment is the expected performance for each of these securities. Our evaluation of expected performance is based on the historical performance of the associated securitization trust as well as the historical performance of the underlying collateral. Our examination of the historical performance of the securitization trust included consideration of the following factors for each class of securities issued by the trust: i) the payment history, including failure to make scheduled payments; ii) current payment status; iii) current and historical outstanding balances; iv) current levels of subordination and losses incurred to date; and v) characteristics of the underlying collateral. Our examination of the historical performance of the underlying collateral included: i) historical default rates, delinquency rates, voluntary and involuntary prepayments and severity of losses, including recent trends in this information; ii) current payment status; iii) loan to collateral value ratios, as applicable; iv) vintage; and v) other underlying characteristics such as current financial condition.

   We used our assessment of the historical performance of both the securitization trust and the underlying collateral for each security, along with third-party sources, when available, to develop our best estimate of cash flows expected to be collected. These estimates reflect projections for future delinquencies, prepayments, defaults and losses for the assets that collateralize the securitization trust and are used to determine the expected cash flows for our security, based on the payment structure of the trust. Our projection of expected cash flows is primarily based on the expected performance of the underlying assets that collateralize the securitization trust and is not directly impacted by the rating of our security. While we consider the rating of the security as an indicator of the financial condition of the issuer, this factor does not have a significant impact on our expected

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010

cash flows for each security. In limited circumstances, our expected cash flows include expected payments from reliable financial guarantors where we believe the financial guarantor will have sufficient assets to pay claims under the financial guarantee when the cash flows from the securitization trust are not sufficient to make scheduled payments. We then discount the expected cash flows using the effective yield of each security to determine the present value of expected cash flows.

   Based on this evaluation, the present value of expected cash flows was greater than or equal to the amortized cost for each security. Accordingly, we determined that the unrealized losses on each of our structured securities represented temporary impairments as of December 31, 2012.

   Despite the considerable analysis and rigor employed on our structured securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of structured securities and future write-downs within our portfolio of structured securities.

   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2011:

                               LESS THAN 12 MONTHS           12 MONTHS OR MORE                  TOTAL
                           ---------------------------- ---------------------------- ----------------------------
                                    GROSS                        GROSS                        GROSS
(DOLLAR AMOUNTS IN         FAIR   UNREALIZED NUMBER OF  FAIR   UNREALIZED NUMBER OF  FAIR   UNREALIZED NUMBER OF
MILLIONS)                  VALUE    LOSSES   SECURITIES VALUE  LOSSES (1) SECURITIES VALUE  LOSSES (2) SECURITIES
---------                  ------ ---------- ---------- ------ ---------- ---------- ------ ---------- ----------
DESCRIPTION OF SECURITIES
   U.S. government,
     agencies and
     government-sponsored
     enterprises.......... $  9.5   $ (0.6)       1     $   --   $   --       --     $  9.5   $ (0.6)       1
   U.S. corporate.........  139.5     (6.4)      39       40.7    (13.6)      14      180.2    (20.0)      53
   Corporate -- non-U.S...  136.8     (8.2)      36       38.7     (1.1)       7      175.5     (9.3)      43
   Residential
     mortgage-backed......   16.2     (0.4)      12       41.4    (16.6)      27       57.6    (17.0)      39
   Commercial
     mortgage-backed......   71.8     (6.8)      16       39.6    (12.2)      22      111.4    (19.0)      38
   Other asset-backed.....   75.7     (0.6)      15        0.9     (1.5)       2       76.6     (2.1)      17
                           ------   ------      ---     ------   ------       --     ------   ------      ---
Total for securities in
  an unrealized loss
  position................ $449.5   $(23.0)     119     $161.3   $(45.0)      72     $610.8   $(68.0)     191
                           ======   ======      ===     ======   ======       ==     ======   ======      ===
% Below cost -- fixed
  maturity securities:....
   (less than)20% Below
     cost................. $445.0   $(20.3)     111     $121.3   $(10.7)      44     $566.3   $(31.0)     155
   20%-50% Below cost.....    4.5     (2.4)       5       32.0    (16.5)      17       36.5    (18.9)      22
   (greater than)50%
     Below cost...........     --     (0.3)       3        8.0    (17.8)      11        8.0    (18.1)      14
                           ------   ------      ---     ------   ------       --     ------   ------      ---
Total for securities in
  an unrealized loss
  position................ $449.5   $(23.0)     119     $161.3   $(45.0)      72     $610.8   $(68.0)     191
                           ======   ======      ===     ======   ======       ==     ======   ======      ===
Investment grade.......... $425.8   $(19.9)      98     $109.3   $(14.0)      41     $535.1   $(33.9)     139
Below investment grade
  (3).....................   23.7     (3.1)      21       52.0    (31.0)      31       75.7    (34.1)      52
                           ------   ------      ---     ------   ------       --     ------   ------      ---
Total for securities in
  an unrealized loss
  position................ $449.5   $(23.0)     119     $161.3   $(45.0)      72     $610.8   $(68.0)     191
                           ======   ======      ===     ======   ======       ==     ======   ======      ===

--------
(1)Amounts included $15.0 million of unrealized losses on other-than-temporarily impaired securities.
(2)Amounts included $15.3 million of unrealized losses on other-than-temporarily impaired securities.
(3)Amounts that have been in a continuous loss position for 12 months or more included $11.5 million of unrealized losses on other-than-temporarily impaired securities.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2012 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                        AMORTIZED
                                         COST OR   FAIR
(AMOUNTS IN MILLIONS)                     COST     VALUE
---------------------                   --------- --------
Due one year or less................... $  325.4  $  330.2
Due after one year through five years..    696.2     739.5
Due after five years through ten years.  1,226.1   1,355.5
Due after ten years....................  1,883.0   2,325.6
                                        --------  --------
   Subtotal............................  4,130.7   4,750.8
Residential mortgage-backed............    566.8     650.1
Commercial mortgage-backed.............    506.9     528.8
Other asset-backed.....................    349.4     360.2
                                        --------  --------
   Total............................... $5,553.8  $6,289.9
                                        ========  ========

   As of December 31, 2012, $473.5 million of our investments (excluding mortgage-backed and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2012, securities issued by utilities and energy, finance and insurance and consumer -- non-cyclical industry groups represented approximately 28.1%, 17.3% and 14.8% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the United States and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2012, we did not hold any fixed maturity securities in any single issuer, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of stockholders' equity.

   As of December 31, 2012 and 2011, $2.7 million of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

  (E) COMMERCIAL MORTGAGE LOANS

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010

   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

                                                                2012            2011
                                                           --------------  --------------
                                                           CARRYING % OF   CARRYING % OF
(AMOUNTS IN MILLIONS)                                       VALUE   TOTAL   VALUE   TOTAL
---------------------                                      -------- -----  -------- -----
Property type:
Retail....................................................  $273.0   34.9%  $266.7   34.0%
Industrial................................................   226.9   29.0    244.0   31.0
Office....................................................   192.1   24.5    180.0   22.9
Apartments................................................    61.4    7.8     63.5    8.1
Mixed use/other...........................................    29.9    3.8     31.2    4.0
                                                            ------  -----   ------  -----
   Subtotal...............................................   783.3  100.0%   785.4  100.0%
                                                                    =====           =====
   Unamortized balance of loan origination fees and costs.     0.2             0.3
   Allowance for losses...................................    (5.5)           (6.5)
                                                            ------          ------
   Total..................................................  $778.0          $779.2
                                                            ======          ======

                                                                2012            2011
                                                           --------------  --------------
                                                           CARRYING % OF   CARRYING % OF
(AMOUNTS IN MILLIONS)                                       VALUE   TOTAL   VALUE   TOTAL
---------------------                                      -------- -----  -------- -----
Geographic region:
Pacific...................................................  $266.4   34.1%  $241.5   30.7%
South Atlantic............................................   206.8   26.4    218.8   27.9
Middle Atlantic...........................................    95.9   12.2    107.4   13.7
East North Central........................................    54.0    6.9     61.7    7.9
New England...............................................    44.0    5.6     42.8    5.4
Mountain..................................................    43.6    5.6     45.7    5.8
West South Central........................................    32.4    4.1     30.1    3.8
West North Central........................................    22.6    2.9     17.3    2.2
East South Central........................................    17.6    2.2     20.1    2.6
                                                            ------  -----   ------  -----
   Subtotal...............................................   783.3  100.0%   785.4  100.0%
                                                                    =====           =====
   Unamortized balance of loan origination fees and costs.     0.2             0.3
   Allowance for losses...................................    (5.5)           (6.5)
                                                            ------          ------
   Total..................................................  $778.0          $779.2
                                                            ======          ======

   As of December 31, 2012 and 2011, our total mortgage holdings secured by real estate in California was $146.4 million and $133.7 million, respectively, which was 18.8% and 17.2%, respectively, of our total mortgage holdings.

   As of December 31, 2012 and 2011, all commercial mortgage loans were current. As of December 31, 2012 and 2011, we had no commercial mortgage loans that were past due for more than 90 days and still accruing interest. We also did not have any commercial mortgage loans that were past due for less than 90 days on nonaccrual status as December 31, 2012 and 2011.

   As of and for the year ended December 31, 2012, we did not modify or extend any commercial mortgage loans. As of and for the year ended December 31, 2011, we modified or extended five commercial mortgage loans with a total carrying value of $13.2 million. All of these modifications or extensions were based on current market interest rates, did not result in any forgiveness in the outstanding principal amount owed by the borrower and were not considered troubled debt restructurings.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The following table sets forth the allowance for credit losses and recorded investment in commercial mortgage loans as of or for the years ended
December 31:

(AMOUNTS IN MILLIONS)      2012    2011    2010
---------------------     ------  ------  ------
Allowance for credit
  losses:
   Beginning balance..... $  6.5  $  6.9  $  5.1
   Charge-offs...........     --      --    (1.1)
   Recoveries............     --      --      --
   Provision.............   (1.0)   (0.4)    2.9
                          ------  ------  ------
   Ending balance........ $  5.5  $  6.5  $  6.9
                          ======  ======  ======
   Ending allowance for
     individually
     impaired loans...... $   --  $   --  $   --
                          ======  ======  ======
   Ending allowance for
     loans not
     individually
     impaired that were
     evaluated
     collectively for
     impairment.......... $  5.5  $  6.5  $  6.9
                          ======  ======  ======
Recorded investment:
   Ending balance........ $783.3  $785.4  $791.8
                          ======  ======  ======
   Ending balance of
     individually
     impaired loans...... $   --  $   --  $  1.2
                          ======  ======  ======
   Ending balance of
     loans not
     individually
     impaired that were
     evaluated
     collectively for
     impairment.......... $783.3  $785.4  $790.6
                          ======  ======  ======

   As of December 31, 2012 and 2011, we did not have any commercial mortgage loans that were individually impaired.

   In evaluating the credit quality of commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with commercial mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010

   The following tables set forth the loan-to-value of commercial mortgage loans by property type as of December 31:

                                                      2012
                          -----------------------------------------------------------
                                                                  GREATER THAN
(AMOUNTS IN MILLIONS)     0% - 50% 51% - 60% 61% - 75% 76% - 100%   100% (1)    TOTAL
---------------------     -------- --------- --------- ---------- ------------ ------
Property type:
   Retail................  $ 84.3   $ 32.2    $141.4     $ 9.8       $ 5.3     $273.0
   Industrial............    57.0     26.3     121.0      22.6          --      226.9
   Office................    26.6     38.4      95.8      25.1         6.2      192.1
   Apartments............    22.7     20.6       7.8      10.3          --       61.4
   Mixed use/other.......     5.5     10.7       7.5       6.2          --       29.9
                           ------   ------    ------     -----       -----     ------
   Total recorded
     investment..........  $196.1   $128.2    $373.5     $74.0       $11.5     $783.3
                           ======   ======    ======     =====       =====     ======
% of total...............    25.0%    16.4%     47.7%      9.4%        1.5%     100.0%
                           ======   ======    ======     =====       =====     ======
Weighted-average debt
  service coverage ratio.    2.04     1.84      1.55      1.28        0.34       1.68
                           ======   ======    ======     =====       =====     ======

--------
(1)Included $11.5 million of loans in good standing, with a total weighted-average loan-to-value of 109.9%, where borrowers continued to make timely payments.

                                                      2011
                          -----------------------------------------------------------
                                                                  GREATER THAN
(AMOUNTS IN MILLIONS)     0% - 50% 51% - 60% 61% - 75% 76% - 100%   100% (1)    TOTAL
---------------------     -------- --------- --------- ---------- ------------ ------
Property type:
   Retail................  $ 64.6   $ 45.9    $132.5     $21.8       $ 1.9     $266.7
   Industrial............    67.4     20.9     137.0      18.7          --      244.0
   Office................    19.2     22.9      92.1      38.8         7.0      180.0
   Apartments............    12.8     31.8      18.9        --          --       63.5
   Mixed use/other.......     6.2     10.9       7.8       6.3          --       31.2
                           ------   ------    ------     -----       -----     ------
   Total recorded
     investment..........  $170.2   $132.4    $388.3     $85.6       $ 8.9     $785.4
                           ======   ======    ======     =====       =====     ======
% of total...............    21.7%    16.9%     49.4%     10.9%        1.1%     100.0%
                           ======   ======    ======     =====       =====     ======
Weighted-average debt
  service coverage ratio.    2.04     1.90      1.55      1.21        1.09       1.67
                           ======   ======    ======     =====       =====     ======

--------
(1)Included $8.9 million of loans in good standing, with a total weighted-average loan-to-value of 113.4%, where borrowers continued to make timely payments.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The following tables set forth the debt service coverage ratio for fixed rate commercial mortgage loans by property type as of December 31:

                                                          2012
                          -------------------------------------------------------------------
                                                                              GREATER
(AMOUNTS IN MILLIONS)     LESS THAN 1.00 1.00 - 1.25 1.26 -1.50  1.51 -2.00  THAN 2.00  TOTAL
---------------------     -------------- ----------- ----------- ----------- --------- ------
Property type:
   Retail................     $20.1         $30.6      $ 87.1      $ 73.8     $ 61.4   $273.0
   Industrial............       2.5          22.2        49.1        99.7       53.4    226.9
   Office................      14.7          14.7        37.0        88.3       37.4    192.1
   Apartments............        --           6.2         7.4        14.4       33.4     61.4
   Mixed use/other.......       6.2            --         7.5        12.9        3.3     29.9
                              -----         -----      ------      ------     ------   ------
   Total recorded
     investment..........     $43.5         $73.7      $188.1      $289.1     $188.9   $783.3
                              =====         =====      ======      ======     ======   ======
% of total...............       5.6%          9.4%       24.0%       36.9%      24.1%   100.0%
                              =====         =====      ======      ======     ======   ======
Weighted-average
  loan-to-value..........      82.3%         61.1%       68.5%       60.7%      47.1%    60.5%
                              =====         =====      ======      ======     ======   ======

                                                          2011
                          -------------------------------------------------------------------
                                                                              GREATER
(AMOUNTS IN MILLIONS)     LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 THAN 2.00  TOTAL
---------------------     -------------- ----------- ----------- ----------- --------- ------
Property type:
   Retail................     $ 6.1         $39.5      $ 87.8      $ 91.3     $ 42.0   $266.7
   Industrial............       9.5          20.6        27.7       147.1       39.1    244.0
   Office................      11.0          19.7        58.0        42.8       48.5    180.0
   Apartments............        --           9.6        18.0         6.5       29.4     63.5
   Mixed use/other.......       6.3           7.8          --        14.8        2.3     31.2
                              -----         -----      ------      ------     ------   ------
   Total recorded
     investment..........     $32.9         $97.2      $191.5      $302.5     $161.3   $785.4
                              =====         =====      ======      ======     ======   ======
% of total...............       4.2%         12.4%       24.4%       38.5%      20.5%   100.0%
                              =====         =====      ======      ======     ======   ======
Weighted-average
  loan-to-value..........      69.1%         69.8%       71.0%       59.5%      49.6%    61.9%
                              =====         =====      ======      ======     ======   ======

   There were no floating rate commercial mortgage loans as of December 31, 2012 or 2011.

  (F) OTHER INVESTED ASSETS

   The following table sets forth the carrying values of our other invested assets as of December 31:

                               2012            2011
                          --------------  --------------
                          CARRYING % OF   CARRYING % OF
(AMOUNTS IN MILLIONS)      VALUE   TOTAL   VALUE   TOTAL
---------------------     -------- -----  -------- -----
Derivatives..............  $177.4   44.3%  $196.7   36.7%
Derivatives counterparty
  collateral.............   170.5   42.6    184.4   34.5
Securities lending
  collateral.............    49.4   12.3     49.4    9.2
Trading securities.......     3.4    0.8    104.7   19.6
                           ------  -----   ------  -----
   Total other invested
     assets..............  $400.7  100.0%  $535.2  100.0%
                           ======  =====   ======  =====

  (G) RESTRICTED OTHER INVESTED ASSETS RELATED TO VARIABLE INTEREST ENTITIES

   Our consolidated VIEs hold certain investments that are recorded as restricted other invested assets related to VIEs. The consolidated VIEs hold certain investments as trading securities whereby the changes in fair value are recorded in current period income (loss). The trading securities comprise asset-backed securities, including highly rated bonds that are primarily backed by credit card receivables. See note 13 for additional information related to consolidated VIEs.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


(3) DERIVATIVE INSTRUMENTS

   Our business activities routinely deal with fluctuations in interest rates, equity prices, currency exchange rates and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibitions on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as "derivatives not designated as hedges" in the following disclosures. For derivatives that meet the accounting requirements to be designated as hedges, the following disclosures for these derivatives are denoted as "derivatives designated as hedges," which include cash flow hedges.

   The following table sets forth our positions in derivative instruments as of December 31:

                                  DERIVATIVE ASSETS            DERIVATIVE LIABILITIES
                           ------------------------------- ------------------------------
                               BALANCE        FAIR VALUE      BALANCE        FAIR VALUE
                                SHEET        -------------     SHEET        -------------
(AMOUNTS IN MILLIONS)       CLASSIFICATION    2012   2011  CLASSIFICATION    2012   2011
---------------------      --------------    ------ ------ --------------   ------ ------
DERIVATIVES DESIGNATED
AS HEDGES
Cash flow hedges:
                            Other invested                       Other
   Interest rate swaps....      assets       $174.3 $194.5    liabilities   $   -- $   --
   Inflation indexed        Other invested                       Other
     swaps................      assets           --     --    liabilities      8.7    2.5
                                             ------ ------                  ------ ------
   Total cash flow hedges.                    174.3  194.5                     8.7    2.5
                                             ------ ------                  ------ ------
   Total derivatives
     designated as hedges.                    174.3  194.5                     8.7    2.5
                                             ------ ------                  ------ ------
DERIVATIVES NOT
DESIGNATED AS HEDGES
                            Other invested                       Other
   Interest rate swaps....      assets           --     --    liabilities      0.6    1.4
                            Other invested                       Other
   Credit default swaps...      assets          0.1    0.3    liabilities       --    5.1
                              Restricted
   Credit default swaps     other invested                       Other
     related to VIEs (1)..      assets           --     --    liabilities    104.0  177.0
                            Other invested                       Other
   Equity index options...      assets          3.0    1.9    liabilities       --     --
                            Other invested                       Other
   Financial futures......      assets           --     --    liabilities       --     --
                            Other invested                       Other
   Equity return swaps....      assets           --     --    liabilities       --    0.9
   Reinsurance embedded                                          Other
     derivative...........   Other assets        --    2.3    liabilities       --     --
                                                             Policyholder
   GMWB embedded              Reinsurance                       account
     derivatives..........   recoverable (2)    1.6    2.6   balances (3)     42.3   58.4
                                             ------ ------                  ------ ------
   Total derivatives not
     designated as hedges.                      4.7    7.1                   146.9  242.8
                                             ------ ------                  ------ ------
   Total derivatives......                   $179.0 $201.6                  $155.6 $245.3
                                             ====== ======                  ====== ======

--------
(1)See note 13 for additional information related to consolidated VIEs.
(2)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(3)Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The fair value of derivative positions presented above was not offset by the respective collateral amounts retained or provided under these agreements. The amounts recognized for derivative counterparty collateral retained by us was recorded in other invested assets with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us.

   The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for GMWB embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

                                                                   MATURITIES/
(NOTIONAL IN MILLIONS)     MEASUREMENT DECEMBER 31, 2011 ADDITIONS TERMINATIONS DECEMBER 31, 2012
----------------------     ----------- ----------------- --------- ------------ -----------------
DERIVATIVES DESIGNATED
AS HEDGES
Cash flow hedges:
   Interest rate swaps....  Notional       $1,170.1       $   --    $   (11.8)      $1,158.3
   Inflation indexed
     swaps................  Notional           57.9          1.2           --           59.1
                                           --------       ------    ---------       --------
   Total cash flow hedges.                  1,228.0          1.2        (11.8)       1,217.4
                                           --------       ------    ---------       --------
   Total derivatives
     designated as hedges.                  1,228.0          1.2        (11.8)       1,217.4
                                           --------       ------    ---------       --------
DERIVATIVES NOT
DESIGNATED AS HEDGES
Interest rate swaps.......  Notional          150.0           --        (90.0)          60.0
Credit default swaps......  Notional           83.0           --        (48.0)          35.0
Credit default swaps
  related to VIEs (1).....  Notional          314.5           --         (2.1)         312.4
Equity index options......  Notional           30.9        103.1        (64.6)          69.4
Financial futures.........  Notional          222.5        876.5       (882.7)         216.3
Equity return swaps.......  Notional           27.9          1.4        (29.3)            --
Reinsurance embedded
  derivative..............  Notional           17.9          4.0        (21.9)            --
                                           --------       ------    ---------       --------
   Total derivatives not
     designated as hedges.                    846.7        985.0     (1,138.6)         693.1
                                           --------       ------    ---------       --------
   Total derivatives......                 $2,074.7       $986.2    $(1,150.4)      $1,910.5
                                           ========       ======    =========       ========

--------
(1)See note 13 for additional information related to consolidated VIEs.

                                                                  MATURITIES/
(NUMBER OF POLICIES)      MEASUREMENT DECEMBER 31, 2011 ADDITIONS TERMINATIONS DECEMBER 31, 2012
--------------------      ----------- ----------------- --------- ------------ -----------------
DERIVATIVES NOT
DESIGNATED AS HEDGES
GMWB embedded derivatives  Policies         6,090          --         (261)          5,829

   CASH FLOW HEDGES

   Certain derivative instruments are designated as cash flow hedges. The changes in fair value of these instruments are recorded as a component of OCI. We designate and account for the following as cash flow hedges when they have met the effectiveness requirements: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments; (iv) pay U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure on liabilities denominated in foreign currencies; (v) forward starting interest rate swaps to hedge against changes in interest rates associated with future fixed rate bond purchases and/or interest income; and (vi) other instruments to hedge the cash flows of various forecasted transactions.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2012:

                                               GAIN (LOSS)
                                            RECLASSIFIED INTO  CLASSIFICATION OF GAIN       GAIN (LOSS)
                             GAIN (LOSS)       NET INCOME     (LOSS) RECLASSIFIED INTO     RECOGNIZED IN
(AMOUNTS IN MILLIONS)     RECOGNIZED IN OCI  (LOSS) FROM OCI     NET INCOME (LOSS)     NET INCOME (LOSS) (1)
---------------------     ----------------- ----------------- ------------------------ ---------------------
Interest rate swaps                                                Net investment
  hedging assets.........      $(14.2)            $ 0.8                income                  $(1.6)
                                                                   Net investment
Inflation indexed swaps..        (5.8)             (0.6)               income                     --
                               ------             -----                                        -----
   Total.................      $(20.0)            $ 0.2                                        $(1.6)
                               ======             =====                                        =====

                          CLASSIFICATION OF GAIN
                           (LOSS) RECOGNIZED IN
(AMOUNTS IN MILLIONS)       NET INCOME (LOSS)
---------------------     ----------------------
Interest rate swaps               Net investment
  hedging assets.........         gains (losses)
                                  Net investment
Inflation indexed swaps..         gains (losses)

   Total.................

--------
(1)Represents ineffective portion of cash flow hedges as there were no amounts excluded from the measurement of effectiveness.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2011:

                                               GAIN (LOSS)
                                            RECLASSIFIED INTO  CLASSIFICATION OF GAIN       GAIN (LOSS)
                             GAIN (LOSS)       NET INCOME     (LOSS) RECLASSIFIED INTO     RECOGNIZED IN
(AMOUNTS IN MILLIONS)     RECOGNIZED IN OCI  (LOSS) FROM OCI     NET INCOME (LOSS)     NET INCOME (LOSS) (1)
---------------------     ----------------- ----------------- ------------------------ ---------------------
Interest rate swaps                                                Net investment
  hedging assets.........      $156.7             $ 1.0                income                  $6.9
                                                                   Net investment
Inflation indexed swaps..        (0.5)             (2.5)               income                    --
                               ------             -----                                        ----
   Total.................      $156.2             $(1.5)                                       $6.9
                               ======             =====                                        ====

                          CLASSIFICATION OF GAIN
                           (LOSS) RECOGNIZED IN
(AMOUNTS IN MILLIONS)       NET INCOME (LOSS)
---------------------     ----------------------
Interest rate swaps               Net investment
  hedging assets.........         gains (losses)
                                  Net investment
Inflation indexed swaps..         gains (losses)

   Total.................

--------
(1)Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2010:

                                               GAIN (LOSS)
                                            RECLASSIFIED INTO  CLASSIFICATION OF GAIN       GAIN (LOSS)
                             GAIN (LOSS)       NET INCOME     (LOSS) RECLASSIFIED INTO     RECOGNIZED IN
(AMOUNTS IN MILLIONS)     RECOGNIZED IN OCI  (LOSS) FROM OCI     NET INCOME (LOSS)     NET INCOME (LOSS) (1)
---------------------     ----------------- ----------------- ------------------------ ---------------------
Interest rate swaps                                                Net investment
  hedging assets.........       $21.0             $0.4                 income                  $0.5
                                -----             ----                                         ----
   Total.................       $21.0             $0.4                                         $0.5
                                =====             ====                                         ====

                          CLASSIFICATION OF GAIN
                           (LOSS) RECOGNIZED IN
(AMOUNTS IN MILLIONS)       NET INCOME (LOSS)
---------------------     ----------------------
Interest rate swaps           Net investment
  hedging assets.........     gains (losses)

   Total.................

--------
(1)Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholders' equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(AMOUNTS IN MILLIONS)      2012    2011   2010
---------------------     ------  ------ -----
Derivatives qualifying
  as effective
  accounting hedges as
  of January 1........... $149.8  $ 47.5 $34.7
Current period increases
  (decreases) in fair
  value, net of deferred
  taxes of $7.0, $(54.9)
  and $(8.0).............  (13.0)  101.3  13.0
Reclassification to net
  (income) loss, net of
  deferred taxes of
  $0.1, $(0.5) and $0.2..   (0.1)    1.0  (0.2)
                          ------  ------ -----
Derivatives qualifying
  as effective
  accounting hedges as
  of December 31......... $136.7  $149.8 $47.5
                          ======  ====== =====

   The total of derivatives designated as cash flow hedges of $136.7 million, net of taxes, recorded in stockholders' equity as of December 31, 2012 is expected to be reclassified to future net income (loss), concurrently with and primarily offsetting changes in interest expense and interest income on floating rate instruments and interest income on future fixed rate bond purchases. Of this amount, $0.8 million, net of taxes, is expected to be reclassified to net income (loss) in the next 12 months. Actual amounts may vary from this amount as a result of market conditions. All forecasted transactions associated with qualifying cash flow hedges are expected to occur by 2040. No amounts were reclassified to net income (loss) during the years ended December 31, 2012, 2011 and 2010 in connection with forecasted transactions that were no longer considered probable of occurring.

   DERIVATIVES NOT DESIGNATED AS HEDGES

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps, swaptions and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and reproduce characteristics of investments with similar terms and credit risk; (iii) equity index options, equity return swaps, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits; (iv) interest rate swaps where the hedging relationship does not qualify for hedge accounting; and
(v) credit default swaps to mitigate loss exposure to certain credit risk. Additionally, we provide GMWBs on certain variable annuities that are required to be bifurcated as embedded derivatives.

   We also have derivatives related to VIEs where we were required to consolidate the related VIE as a result of our involvement in the structure. The counterparties for these derivatives typically only have recourse to the VIE. Credit default swaps are utilized in certain VIEs to enhance the yield payable on the borrowings issued by the VIE and also include a settlement feature that allows the VIE to provide the par value of assets in the VIE for the amount of any losses incurred under the credit default swap. See note 13 for additional information related to consolidated VIEs.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

                                                               CLASSIFICATION OF GAIN (LOSS) RECOGNIZED
(AMOUNTS IN MILLIONS)                     2012   2011    2010            IN NET INCOME (LOSS)
---------------------                    -----  ------  -----  ----------------------------------------
Interest rate swaps..................... $ 0.2  $ (1.1) $13.0  Net investment gains (losses)
Interest rate swaptions.................    --    (0.1)  (3.9) Net investment gains (losses)
Credit default swaps....................   3.3    (4.0)  (0.4) Net investment gains (losses)
Credit default swaps related to
  VIEs (1)..............................  75.8   (45.8)  (8.6) Net investment gains (losses)
Equity index options....................  (5.7)    1.5   (6.2) Net investment gains (losses)
Financial futures.......................  (9.1)   22.0   (9.8) Net investment gains (losses)
Equity return swaps.....................  (2.2)    1.3     --  Net investment gains (losses)
Reinsurance embedded derivatives........   0.3     2.3     --  Net investment gains (losses)
GMWB embedded derivatives...............  18.9   (37.8)   8.4  Net investment gains (losses)
                                         -----  ------  -----
   Total derivatives not designated as
     hedges............................. $81.5  $(61.7) $(7.5)
                                         =====  ======  =====

--------
(1)See note 13 for additional information related to consolidated VIEs.

   DERIVATIVE COUNTERPARTY CREDIT RISK

   As of December 31, 2012 and 2011, net fair value assets by counterparty totaled $169.4 million and $192.6 million, respectively. As of December 31, 2012 and 2011, net fair value liabilities by counterparty totaled $105.3 million and $182.8 million, respectively. As of December 31, 2012 and 2011, we retained collateral of $170.5 million and $184.4 million, respectively, related to these agreements, including over collateralization of $6.9 million and $6.8 million, respectively, from certain counterparties. As of December 31, 2012, we posted $1.4 million of collateral to derivative counterparties, including over collateralization of $0.1 million. As of December 31, 2011, we posted $0.1 million of collateral to derivative counterparties, with no over collateralization. For derivatives related to VIEs, there are no arrangements that require either party to provide collateral and the recourse of the derivative counterparty is typically limited to the assets held by the VIE and there is no recourse to any entity other than the VIE.

   Except for derivatives related to VIEs, all of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2012, we could have been allowed to claim up to $5.8 million from counterparties and would not be required to disburse any amount. If the downgrade provisions had been triggered as of December 31, 2011, we could have been allowed to claim up to $15.0 million from counterparties and required to disburse up to $5.7 million. This represented the net fair value of gains and losses by counterparty, less available collateral held, and did not include any fair value gains or losses for derivatives related to VIEs.

   CREDIT DERIVATIVES

   We sell protection under single name credit default swaps and credit default swap index tranches in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for both indexed reference entities and single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps. In the event of default for credit default swaps, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   In addition to the credit derivatives discussed above, we also have credit derivative instruments related to VIEs that we consolidated in 2010. These derivatives represent a customized index of reference entities with specified attachment points for certain derivatives. The credit default triggers are similar to those described above. In the event of default, the VIE will provide the counterparty with the par value of assets held in the VIE for the amount of incurred loss on the credit default swap. The maximum exposure to loss for the VIE is the notional value of the derivatives. Certain losses on these credit default swaps would be absorbed by the third-party noteholders of the VIE and the remaining losses on the credit default swaps would be absorbed by our portion of the notes issued by the VIE. See note 13 for information on the third-party borrowings related to consolidated VIEs.

   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

                                     2012                        2011
                          --------------------------- ---------------------------
                          NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)      VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------     -------- ------ ----------- -------- ------ -----------
Reference entity credit
  rating and maturity:
AAA
   Matures in less than
     one year............  $ 5.0    $ --      $--      $  --    $ --      $--
   Matures after one
     year through five
     years...............     --      --       --        5.0      --       --
A
   Matures in less than
     one year............    5.0      --       --         --      --       --
   Matures after one
     year through five
     years...............     --      --       --        5.0      --       --
BBB
   Matures in less than
     one year............   25.0     0.1       --         --      --       --
   Matures after one
     year through five
     years...............     --      --       --       25.0     0.3       --
                           -----    ----      ---      -----    ----      ---
   Total credit default
     swaps on single
     name reference
     entities............  $35.0    $0.1      $--      $35.0    $0.3      $--
                           =====    ====      ===      =====    ====      ===

   The following table sets forth our credit default swaps where we sell protection on credit default swap index tranches and the fair values as of December 31:

                                     2012                        2011
                          --------------------------- ---------------------------
                          NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)      VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------     -------- ------ ----------- -------- ------ -----------
Original index tranche
  attachment/detachment
  point and maturity:
   12% -- 22% matures
     after five years
     through ten years
     (1).................  $   --   $ --    $   --     $ 48.0   $ --    $  5.1
                           ------   ----    ------     ------   ----    ------
   Total credit default
     swap index tranches.      --     --        --       48.0     --       5.1
                           ------   ----    ------     ------   ----    ------
Customized credit
  default swap index
  tranches related to
  VIEs:
   Portion backing
     third-party
     borrowings maturing
     2017 (2)............    12.4     --       4.7       14.5     --       7.3
   Portion backing our
     interest maturing
     2017 (3)............   300.0     --      99.3      300.0     --     169.7
                           ------   ----    ------     ------   ----    ------
   Total customized
     credit default swap
     index tranches
     related to VIEs.....   312.4     --     104.0      314.5     --     177.0
                           ------   ----    ------     ------   ----    ------
   Total credit default
     swaps on index
     tranches............  $312.4   $ --    $104.0     $362.5   $ --    $182.1
                           ======   ====    ======     ======   ====    ======

--------
(1)The current attachment/detachment as of December 31, 2011 was 12.0% -- 22.0%.
(2)Original notional value was $39 million.
(3)Original notional value was $300 million.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


(4)DEFERRED ACQUISITION COSTS

   The following table presents the activity impacting DAC as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)      2012    2011   2010 (1)
---------------------     ------  ------  --------
Unamortized balance as
  of January 1........... $366.8  $366.3   $365.4
   Costs deferred........   34.3    36.9     27.1
   Amortization, net of
     interest accretion..  (41.3)  (36.4)   (26.6)
   Cumulative effect of
     changes in
     accounting..........     --      --      0.4
                          ------  ------   ------
Unamortized balance as
  of December 31.........  359.8   366.8    366.3
   Accumulated effect of
     net unrealized
     investment (gains)
     losses..............  (86.1)  (53.4)   (54.3)
                          ------  ------   ------
Balance as of December 31 $273.7  $313.4   $312.0
                          ======  ======   ======

--------
(1)On July 1, 2010, we adopted a new accounting standard related to embedded credit derivatives. The adoption of this standard had a net unfavorable impact of $0.6 million on DAC.

   We regularly review DAC to determine if it is recoverable from future income. As of December 31, 2012, we believe all of our businesses have sufficient future income and therefore the related DAC is recoverable.

(5)INTANGIBLE ASSETS

   The following table presents our intangible assets as of December 31:

                                     2012                        2011
                          --------------------------  --------------------------
                          GROSS CARRYING ACCUMULATED  GROSS CARRYING ACCUMULATED
(AMOUNTS IN MILLIONS)       AMOUNT (1)   AMORTIZATION   AMOUNT (1)   AMORTIZATION
---------------------     -------------- ------------ -------------- ------------
PVFP.....................     $104.8       $(101.0)       $ 95.8       $ (94.9)
Deferred sales
  inducements to
  contractholders........       25.9         (21.9)         29.7         (13.8)
                              ------       -------        ------       -------
   Total.................     $130.7       $(122.9)       $125.5       $(108.7)
                              ======       =======        ======       =======

--------
(1)Includes $15.6 million and $24.6 million, respectively, of accumulated net unrealized investment gains as of December 31, 2012 and 2011.

   Amortization expense related to PVFP for the years ended December 31, 2012, 2011 and 2010 was $6.1 million, $3.5 million and $2.2 million, respectively. Amortization expense related to deferred sales inducements of $8.1 million, $5.6 million and $4.8 million, respectively, for the years ended December 31, 2012, 2011 and 2010 was included in benefits and other changes in policy reserves.

  (A) PRESENT VALUE OF FUTURE PROFITS

   The following table presents the activity in PVFP as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)      2012    2011    2010
---------------------     ------  ------  -----
Unamortized balance as
  of January 1........... $ 25.5  $ 29.0  $31.2
   Interest accreted at
     4.89%, 4.77% and
     4.65%...............    1.1     1.3    1.4
   Amortization..........   (7.2)   (4.8)  (3.6)
                          ------  ------  -----
Unamortized balance as
  of December 31.........   19.4    25.5   29.0
   Accumulated effect of
     net unrealized
     investment (gains)
     losses..............  (15.6)  (24.6)  (6.3)
                          ------  ------  -----
Balance as of December 31 $  3.8  $  0.9  $22.7
                          ======  ======  =====

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The percentage of the December 31, 2012 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                                  2013. 11.6%
                                  2014.  9.5%
                                  2015.  8.6%
                                  2016.  8.7%
                                  2017.  8.2%

   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

  (B) GOODWILL

   The following is a summary of our goodwill balance by segment as of the dates indicated:

                                             U.S. LIFE
          (AMOUNTS IN MILLIONS)              INSURANCE RUNOFF   TOTAL
          ---------------------              --------- ------  ------
          Balance as of December 31, 2010:
          Gross goodwill....................  $ 49.1   $ 25.3  $ 74.4
          Accumulated impairment losses.....      --    (25.3)  (25.3)
                                              ------   ------  ------
          Goodwill..........................    49.1       --    49.1
                                              ------   ------  ------
          Impairment losses.................   (49.1)      --   (49.1)
                                              ------   ------  ------
          Balance as of December 31, 2011:
          Gross goodwill....................    49.1     25.3    74.4
          Accumulated impairment losses.....   (49.1)   (25.3)  (74.4)
                                              ------   ------  ------
          Goodwill..........................      --       --      --
                                              ------   ------  ------
          Balance as of December 31, 2012:
          Gross goodwill....................    49.1     25.3    74.4
          Accumulated impairment losses.....   (49.1)   (25.3)  (74.4)
                                              ------   ------  ------
          Goodwill..........................  $   --   $   --  $   --
                                              ======   ======  ======

   GOODWILL IMPAIRMENT LOSSES

   During 2011, we recorded a goodwill impairment related to our life and long-term care insurance reporting units. The key assumptions utilized in this valuation included expected future business performance, new business production, and the discount rate, all of which were adversely impacted as a result of regulatory environment developments and the current market environment resulting in the entire amount of goodwill being impaired for both these reporting units. There were no goodwill impairment charges recorded in 2010.

(6)REINSURANCE

   We reinsure a portion of our policy risks to other insurance companies, including affiliates, in order to reduce our ultimate losses, diversify our exposures and provide capital flexibility. We also assume certain policy risks written by other insurance companies. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our financial position.

   As of December 31, 2012, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy may not exceed $1.0 million.

   In April 2004, we entered into reinsurance transactions, in which we ceded to UFLIC in-force blocks of structured settlements, substantially all of our in-force blocks of variable annuities and a block of long-term care insurance policies that we reinsured in 2000 from MetLife Insurance Company of Connecticut ("MetLife"). Our in-force variable annuity contracts, excluding the RetireReady Retirement Answer ("Retirement Answer") variable annuity product that was not reinsured, had aggregate general account reserves of $144.4 million and $160.1 million as of December 31, 2012 and 2011, respectively. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. Our in-force structured settlements reinsured had aggregate policyholder reserves of $671.5 million and $680.6 million as of December 31, 2012 and 2011, respectively. The block of long-term care insurance policies that we reinsured in 2000 from the MetLife block of business had aggregate reserves of $1,121.9 million and $1,042.4 million as of December 31, 2012 and 2011, respectively. As of December 31, 2012 and 2011, we had $56.7 million and $64.8 million, respectively, in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payment with respect to that separate account portion directly from these assets. Under these reinsurance agreements, we continue to perform various management administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Service charges and expense allowance amounts are determined annually based upon policy charges subject to annual adjustments. The expense allowance was $3.1 million and $2.8 million for the years ended December 31, 2012 and 2011, respectively. As of December 31, 2012 and 2011, we had a reinsurance recoverable of $1,937.8 million and $1,883.1 million, respectively, associated with UFLIC.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation, an indirect subsidiary of General Electric ("GE"), agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the NAIC.

   We have reinsurance agreements where we cede term, term universal and universal life insurance policies to GLIC and GLAIC, both affiliates. The total reinsurance recoverable related to these agreements was $106.7 million and $59.1 million as of December 31, 2012 and 2011, respectively.

   Under the terms of certain reinsurance agreements that we have with external parties, we pledged assets in either separate portfolios or in trust for the benefit of external reinsurers. These assets support the reserves ceded to those external reinsurers. We had pledged fixed maturity securities of $1,649.5 million and $1,460.8 million, respectively, as of December 31, 2012 and 2011 in connection with these reinsurance agreements. However, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The following table sets forth net domestic life insurance in-force as of December 31:

(AMOUNTS IN MILLIONS)        2012        2011        2010
---------------------     ----------  ----------  ----------
Direct life insurance
  in-force............... $ 32,263.0  $ 31,308.4  $ 29,431.2
Amounts assumed from
  other companies........       42.6        50.6        47.6
Amounts ceded to other
  companies (1)..........  (23,044.2)  (22,870.1)  (22,166.2)
                          ----------  ----------  ----------
Net life insurance
  in-force............... $  9,261.4  $  8,488.9  $  7,312.6
                          ==========  ==========  ==========
Percentage of amount
  assumed to net.........        0.5%        0.6%        0.7%
                          ==========  ==========  ==========

--------
(1)Includes amounts accounted for under the deposit method.

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                   WRITTEN                     EARNED
                          -------------------------  -------------------------
(AMOUNTS IN MILLIONS)       2012     2011     2010     2012     2011     2010
---------------------     -------  -------  -------  -------  -------  -------
Direct................... $ 248.3  $ 238.4  $ 233.5  $ 244.8  $ 234.1  $ 231.0
Assumed..................    70.1     69.4     70.6     71.1     70.7     71.8
Ceded....................  (127.1)  (122.6)  (119.7)  (126.5)  (122.3)  (120.6)
                          -------  -------  -------  -------  -------  -------
Net premiums............. $ 191.3  $ 185.2  $ 184.4  $ 189.4  $ 182.5  $ 182.2
                          =======  =======  =======  =======  =======  =======
Percentage of amount
  assumed to net.........                               37.5%    38.7%    39.4%
                                                     =======  =======  =======

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $261.7 million, $231.0 million and $239.7 million during 2012, 2011 and 2010, respectively.

(7)INSURANCE RESERVES

   FUTURE POLICY BENEFITS

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                 MORTALITY/
                                                 MORBIDITY  INTEREST RATE
(AMOUNTS IN MILLIONS)                            ASSUMPTION  ASSUMPTION     2012     2011
---------------------                            ---------- ------------- -------- --------
Long-term care insurance contracts..............    (a)      4.0% - 7.5%  $1,851.9 $1,706.0
Structured settlements with life contingencies..    (b)      1.5% - 8.0%     589.3    584.8
Annuity contracts with life contingencies.......    (b)      1.5% - 8.0%     293.9    292.4
Traditional life insurance contracts............    (c)      2.5% - 7.5%     103.6     98.6
Supplementary contracts with life contingencies.    (b)      1.5% - 8.0%      44.2     46.7
Accident and health insurance contracts.........    (d)         3.5%           0.1      0.1
                                                                          -------- --------
   Total future policy benefits.................                          $2,883.0 $2,728.6
                                                                          ======== ========

--------
(a)The 1983 Individual Annuitant Mortality Table or 2000 U.S. Annuity Table, or 1983 Group Annuitant Mortality Table and the 1985 National Nursing Home Study and company experience.
(b)Assumptions for limited-payment contracts come from either the U.S. Population Table, 1983 Group Annuitant Mortality Table, 1983 Individual Annuitant Mortality Table or a-2000 Mortality Table.
(c)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term table and (IA) Standard Table 1996 (modified).
(d)The 1958 and 1980 Commissioner's Standard Ordinary Tables, or 2000 U.S. Annuity Table.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   Assumptions as to persistency are based on the Company's experience.

   POLICYHOLDER ACCOUNT BALANCES

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

(AMOUNTS IN MILLIONS)                                 2012     2011
---------------------                               -------- --------
Annuity contracts.................................. $3,209.3 $3,173.1
FABNs..............................................    300.1    400.1
Structured settlements without life contingencies..    220.0    231.3
Supplementary contracts without life contingencies.     66.1     67.4
                                                    -------- --------
   Total investment contracts......................  3,795.5  3,871.9
Universal life insurance contracts.................    296.5    270.4
                                                    -------- --------
   Total policyholder account balances............. $4,092.0 $4,142.3
                                                    ======== ========

   We became a member of the Federal Home Loan Bank of New York (the "FHLB") in 2012 and held $3.5 million of common stock related to our membership as of December 31, 2012, which was included in equity securities. We did not have any outstanding transactions with the FHLB as of December 31, 2012.

   CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

   The following table sets forth information about our variable annuity products with death and living benefit guarantees as of December 31:

(DOLLAR AMOUNTS IN
MILLIONS)                  2012   2011
---------                 ------ ------
Account values with
  death benefit
  guarantees (net of
  reinsurance):
   Standard death
     benefits (return of
     net deposits)
     account value....... $258.2 $239.5
   Net amount at risk.... $  1.1 $  6.4
   Average attained age
     of contractholders..     71     69

   Enhanced death
     benefits (step-up,
     roll-up, payment
     protection) account
     value............... $496.2 $509.4
   Net amount at risk.... $  7.9 $ 35.3
   Average attained age
     of contractholders..     69     67

Account values with
  living benefit
  guarantees:
   GMWBs................. $521.0 $510.6
   Guaranteed
     annuitization
     benefits............ $ 46.6 $ 50.4

   Variable annuity contracts may contain more than one death or living benefit; therefore, the amounts listed above are not mutually exclusive. Substantially all of our variable annuity contracts have some form of GMDB.

   As of December 31, 2012 and 2011, our total liability associated with variable annuity contracts with minimum guarantees was approximately $861.6 million and $881.4 million, respectively. The liability, net of reinsurance, for our variable annuity contracts with GMDB and guaranteed annuitization benefits was $0.6 million and $0.5 million as of December 31, 2012 and 2011, respectively.

   The contracts underlying the lifetime benefits such as GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, or the protected value, is greater than the account value. As of December 31, 2012 and 2011, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered "in the money" was $107.5 million and $123.3 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is through lifetime withdrawals or lifetime income payments after annuitization.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   Account balances of variable annuity contracts with death or living benefit guarantees were invested in separate account investment options as follows as of December 31:

(AMOUNTS IN MILLIONS)      2012   2011
---------------------     ------ ------
Balanced funds........... $392.0 $379.9
Equity funds.............  202.4  213.5
Bond funds...............  138.7  146.7
Money market funds.......   20.8   17.2
Other....................    0.5    7.3
                          ------ ------
   Total................. $754.4 $764.6
                          ====== ======

(8)LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

(AMOUNTS IN MILLIONS)        2012     2011     2010
---------------------      -------  -------  -------
Beginning as of January 1. $ 513.9  $ 443.7  $ 368.0
Less reinsurance
  recoverables............  (314.3)  (272.9)  (217.2)
                           -------  -------  -------
   Net balance as of
     January 1............   199.6    170.8    150.8
                           -------  -------  -------
Incurred related to
  insured events of:
   Current year...........   120.6    102.0     69.1
   Prior years............     4.5     19.4     33.8
                           -------  -------  -------
       Total incurred.....   125.1    121.4    102.9
                           -------  -------  -------
Paid related to insured
  events of:
   Current year...........   (21.8)   (24.3)   (23.2)
   Prior years............   (79.6)   (68.3)   (59.7)
                           -------  -------  -------
       Total paid.........  (101.4)   (92.6)   (82.9)
                           -------  -------  -------
   Net balance as of
     December 31..........   223.3    199.6    170.8
                           -------  -------  -------
Add reinsurance
  recoverables............   367.4    314.3    272.9
                           -------  -------  -------
Balance as of December 31. $ 590.7  $ 513.9  $ 443.7
                           =======  =======  =======

   As described in note 1, we establish reserves for the ultimate cost of settling claims on reported and unreported insured events that have occurred on or before the respective reporting period. These liabilities are associated primarily with our long-term care insurance products and represent our best estimates of the liabilities at the time based on known facts, historical trends of claim payments and other external factors, such as various trends in mortality, morbidity and medical costs.

   For 2012, the increase in the ending liability for policy and contract claims was primarily related to our long-term care insurance products primarily from growth and aging of the in-force block, an increase in severity and duration of claims associated with observed loss development and higher average reserve costs on new claims in 2012.

   During 2012, we strengthened prior year reserves by $4.5 million, as a result of changes in estimates related to prior year incurred events and the development of information and trends not previously known when establishing the reserves in prior periods.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   In 2012, we increased prior year claim reserves related to our long-term care insurance products by $4.1 million from $498.8 million as of December 31, 2011. We experienced an increase in severity and duration of claims associated with observed loss development, particularly in older issued policies, partially offset by refinements to our estimated claim reserves.

   For 2011, the increase in the ending liability for policy and contract claims was primarily related to our long-term care insurance products as a result of an increase in the amount and duration of claims as compared to 2010.

   During 2011, we strengthened prior year reserves by $19.4 million, as a result of changes in estimates related to prior year incurred events and the development of information and trends not previously known when establishing the reserves in prior periods.

   In 2011, we increased prior year claim reserves related to our long-term care insurance products by $19.3 million from $432.2 million as of December 31, 2010. We experienced an increase in severity and duration of claims associated with observed loss development, particularly in older issued policies along with refinements to our estimated claim reserves all of which contributed to the reserve increase. For our other products, the remaining unfavorable development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

   For 2010, the increase in the ending liability for policy and contract claims was primarily related to our long-term care insurance products as a result of an increase in the amount and duration of claims as compared to 2009.

   During 2010, we strengthened prior year reserves by $33.8 million, as a result of changes in estimates related to prior year incurred events and the development of information and trends not previously known when establishing the reserves in prior periods.

   In 2010, we strengthened prior year claim reserves related to our long-term care insurance products by $27.2 million from $357.3 million as of December 31, 2009. We experienced an increase in severity and duration of claims associated with observed loss development along with refinements to our estimated claim reserves all of which contributed to the reserve increase. For our other products, the remaining unfavorable development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

   While the liability for policy and contract claims represents our current best estimates, there may be additional adjustments to these amounts based on information and trends not presently known. Such adjustments, reflecting any variety of new and adverse or favorable trends, could possibly be significant, exceeding the currently recorded reserves by an amount that could be material to our results of operations, financial condition and liability.

(9)RELATED PARTY TRANSACTIONS

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated service and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly. Under this agreement, amounts incurred for these items aggregated $43.0 million, $48.5 million and $45.1 million for the years ended December 31, 2012, 2011 and 2010, respectively.

   We pay interest on outstanding amounts under a credit funding agreement with Genworth North America Corporation ("GNA"), the parent company of GLIC. We have a revolving credit line with GNA. There was $0.2 million, $0.2 million and $0.3 million of interest expense incurred under this agreement for December 31, 2012, 2011 and 2010, respectively. As of December 31, 2012, 2011 and 2010, there are no amounts owed to GNA.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   Additionally, we sell investment securities to affiliates in the normal course of business. The sale of securities to affiliates are recorded at fair value with gains recorded in additional paid-in capital as a deemed capital contribution and losses recorded in retained earnings as a deemed dividend. For the year ended December 31, 2012, we recorded $0.2 million in additional paid-in capital related to gains associated with the sale of securities to affiliates. For the years ended December 31, 2011 and 2010, we did not record any gains or losses in additional paid-in capital and retained earnings, respectively, related to the sale of securities to affiliates.

(10)INCOME TAXES

   The total provision for income taxes was as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)     2012   2011  2010
---------------------     ----- -----  -----
Current federal income
  taxes.................. $16.4 $11.8  $16.4
Deferred federal income
  taxes..................  52.5   1.3   14.7
                          ----- -----  -----
   Total federal income
     taxes...............  68.9  13.1   31.1
                          ----- -----  -----
Current state income
  taxes..................   0.4   0.1    0.6
Deferred state income
  taxes..................   0.3  (1.5)   1.4
                          ----- -----  -----
   Total state income
     taxes...............   0.7  (1.4)   2.0
                          ----- -----  -----
   Total provision for
     income taxes........ $69.6 $11.7  $33.1
                          ===== =====  =====

   The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)         2012           2011           2010
---------------------     ------------  -------------   -----------
Pre-tax income (loss).... $201.5        $(9.9)          $95.9
                          ======        =====           =====
Statutory U.S. federal
  income tax rate........   70.5  35.0%  (3.5)   35.0%   33.6  35.0%
Increase (reduction) in
  rate resulting from:
   State income tax, net
     of federal income
     tax effect..........    0.4   0.2   (1.0)    9.9     1.3   1.4
   Dividends received
     deductions..........   (1.3) (0.7)  (0.9)    9.4    (0.8) (0.8)
   Tax benefits related
     to separation from
     our former parent...     --    --     --      --    (0.7) (0.8)
   Non-deductible
     goodwill............     --    --   17.2  (174.0)     --    --
   Interest on uncertain
     tax positions.......     --    --     --      --    (0.3) (0.3)
   Other, net............     --    --   (0.1)    1.5      --    --
                          ------  ----  -----  ------   -----  ----
Effective rate........... $ 69.6  34.5% $11.7  (118.2)% $33.1  34.5%
                          ======  ====  =====  ======   =====  ====

   The effective tax rate was higher in 2012 compared to 2011 primarily due to the impairment of non-deductible goodwill recorded in 2011 that did not recur and from higher pre-tax results in 2012. The effective tax rate was lower in 2011 compared to 2010 primarily due to the impairment of non-deductible goodwill. Additionally, lower pre-tax results in 2011 increased the relative magnitude of other tax provision items. The effective tax rate in 2010 was impacted due to changes in uncertain tax benefits related to our 2004 separation from our former parent, GE. In connection with the initial public offering ("IPO") of our ultimate parent company, Genworth, and the 2004 separation from GE, its former parent, we, along with Genworth, made certain joint tax elections and realized certain tax benefits. During 2010, the Internal Revenue Service ("IRS") completed an examination of GE's 2004 tax return, including these tax impacts. In 2010, we recognized $0.7 million of previously uncertain tax benefits related to the separation.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The components of the net deferred income tax liability were as follows as of December 31:

(AMOUNTS IN MILLIONS)          2012   2011
---------------------         ------ ------
Assets:
   Investments............... $ 86.9 $135.2
   Accrued commission
     and general expenses....    2.1    2.9
   Net operating loss
     carryforwards...........    0.6    8.5
   Other.....................     --    2.5
                              ------ ------
       Total deferred
         income tax
         assets..............   89.6  149.1
                              ------ ------
Liabilities:
   Net unrealized gains
     on investment
     securities..............  186.6  128.4
   Net unrealized gains
     on derivatives..........   57.4   81.6
   Insurance reserves........   62.2   40.4
   DAC.......................   75.3   84.6
   PVFP......................   16.9   18.5
   Other.....................    2.2   14.5
                              ------ ------
       Total deferred
         income tax
         liabilities.........  400.6  368.0
                              ------ ------
       Net deferred
         income tax
         liability........... $311.0 $218.9
                              ====== ======

   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize our remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   Net operating loss carryforwards amounted to $1.7 million as of December 31, 2012, and, if unused, will expire beginning in 2025.

   In 2012, we adjusted our deferred tax liability by $12.0 million with on offset to additional paid-in capital related to an unsupported tax balance that arose prior to Genworth's IPO.

   We paid federal and state taxes of $19.6 million and $18.0 million for the years ended December 31, 2012 and 2010, respectively. We received refunds of federal and state taxes of $1.9 million for the year ended December 31, 2011.

   As of December 31, 2012 and 2011, our current federal income tax receivable was $5.7 million and $3.1 million, respectively, and our current state income tax payable was $1.3 million and $1.6 million, respectively.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows as of December 31:

        (AMOUNTS IN MILLIONS)                          2012   2011  2010
        ---------------------                         ------  ----- ----
        Balance as of January 1...................... $ 11.1  $ 8.8 $ --
        Tax positions related to the current period:
           Gross additions...........................     --    1.7  2.4
        Tax positions related to the prior years:
           Gross additions...........................     --    0.6  6.4
           Gross reductions..........................  (11.1)    --   --
                                                      ------  ----- ----
        Balance as of December 31.................... $   --  $11.1 $8.8
                                                      ======  ===== ====

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   There were no unrecognized tax benefits as of December 31, 2012. The total amount of unrecognized tax benefits was $11.1 million as of December 31, 2011 none of which would affect the effective rate on continuing operations. The total amount of unrecognized tax benefits was $8.8 million at December 31, 2010, none of which would affect the effective rate on operations. Accordingly, there would be no effective tax rate impact from recognition of previously unrecognized tax benefits.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. The consolidated balance sheet as of December 31, 2012 and December 31, 2011 included no amounts for interest or penalties related to unrecognized tax benefits. No interest expense was recognized as a component of income tax expense in 2012 or 2011.

   For tax years prior to 2011, we filed U.S. federal income tax returns (included in GLIC's consolidated life returns) and various state and local tax returns. For tax years beginning in 2011, we were included in the life/non-life consolidated return filed by Genworth, our ultimate parent. With possible exceptions, we are no longer subject to U.S. federal tax examinations for years through 2006. Any exposure with respect to these pre-2006 years has been sufficiently recorded in the financial statements. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations. The IRS has recently submitted a Revenue Agent Report ("RAR") with respect to the completion of its review of our U.S. income tax returns for the 2007 and 2008 tax years. The RAR includes disagreed issues which have been protested; based on certain developments with the IRS's Large Business & International division, we understand that the IRS examination team is in the process of conceding such disagreed issues and a revised RAR is forthcoming. We were included in a consolidated return with Genworth's former parent, GE, in 2004 before Genworth's IPO. The IRS completed its examination of these GE consolidated returns in 2010 and the appropriate adjustments under the Tax Matters Agreement and other tax sharing arrangements with GE were settled and finalized during the year ended December 31, 2012.

(11)COMMITMENTS AND CONTINGENCIES

  (A) LITIGATION

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, increases to in-force long-term care insurance premiums, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations.

   On June 22, 2011, we received a subpoena from the office of the New York Attorney General relating to an industry-wide investigation of unclaimed property and escheatment practices and procedures. In addition to the subpoena, other state regulators are conducting reviews and examinations on the same subject. We are cooperating with these requests and inquiries.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010

   Swiss Re Life and Health America, Inc. ("Swiss Re") reinsures a block of long-term care insurance policies issued by us and GLIC. In the first and second quarters of 2011, Swiss Re withheld reinsurance amounts due as a purported offset against alleged underpaid premiums. On December 19, 2011, we and GLIC initiated an arbitration proceeding seeking to recover the unpaid amounts. An arbitration proceeding concluded in our favor on March 22, 2013 and the arbitration panel ordered Swiss Re to reimburse us for unpaid reinsurance amounts.

   Through a series of co-insurance and related agreements, we and an affiliate became the 100% reinsurer of a block of long-term care insurance policies issued by MetLife. We and MetLife are in a dispute over MetLife's failure to transfer the cash equivalent of certain reserves associated with Consumer Price Index riders. We intend to pursue recovery of the amounts owed to us.

   At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. In light of the inherent uncertainties involved in these matters, no amounts have been accrued. We also are not able to provide an estimate or range of possible losses related to these matters.

(12)FAIR VALUE OF FINANCIAL INSTRUMENTS

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value. Such items include cash and cash equivalents, investment securities, separate accounts, securities held as collateral and derivative instruments. Other financial assets and liabilities -- those not carried at fair value -- are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates. Given the limited availability of data related to transactions for similar instruments, we typically classify these loans as Level 3.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products. Given the significant unobservable inputs associated with policyholder behavior and current market rate assumptions used to discount the expected future cash flows, we classify these instruments as Level 3 except for certain funding agreement-backed notes that are traded in the marketplace as a security and are classified as Level 2.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The following represents our estimated fair value of financial assets and liabilities that are not required to be carried at fair value as of December 31:

                                                  2012
                          ----------------------------------------------------
                                                        FAIR VALUE
                          NOTIONAL  CARRYING ---------------------------------
(AMOUNTS IN MILLIONS)      AMOUNT    AMOUNT   TOTAL   LEVEL 1 LEVEL 2 LEVEL 3
---------------------     --------  -------- -------- ------- ------- --------
Assets:
   Commercial mortgage
     loans...............  $    (1) $  778.0 $  846.4  $ --    $ --   $  846.4
Liabilities:
   Investment contracts..       (1)  3,795.5  3,979.7    --      --    3,979.7
                                                  2011
                          ----------------------------------------------------
                                                        FAIR VALUE
                          NOTIONAL  CARRYING ---------------------------------
(AMOUNTS IN MILLIONS)      AMOUNT    AMOUNT   TOTAL   LEVEL 1 LEVEL 2 LEVEL 3
---------------------     --------  -------- -------- ------- ------- --------
Assets:
   Commercial mortgage
     loans...............  $    (1) $  779.2 $  835.2  $ --    $ --   $  835.2
Liabilities:
   Investment contracts..       (1)  3,871.9  3,975.5    --      --    3,975.5

--------
(1)These financial instruments do not have notional amounts.

   RECURRING FAIR VALUE MEASUREMENTS

   We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value. Below is a description of the valuation techniques and inputs used to determine fair value by class of instrument.

   FIXED MATURITY, EQUITY AND TRADING SECURITIES

   The valuations of fixed maturity, equity and trading securities are determined using a market approach, income approach or a combination of the market and income approach depending on the type of instrument and availability of information.

   We utilize certain third-party data providers when determining fair value. We consider information obtained from third-party pricing services ("pricing services") as well as third-party broker provided prices, or broker quotes, in our determination of fair value. Additionally, we utilize internal models to determine the valuation of securities using an income approach where the inputs are based on third-party provided market inputs. While we consider the valuations provided by pricing services and broker quotes, management determines the fair value of our investment securities after considering all relevant and available information. We also use various methods to obtain an understanding of the valuation methodologies and procedures used by third-party data providers to ensure sufficient understanding to evaluate the valuation data received, including an understanding of the assumptions and inputs utilized to determine the appropriate fair value. For pricing services, we analyze the prices provided by our primary pricing services to other readily available pricing services and perform a detailed review of the assumptions and inputs from each pricing service to determine the appropriate fair value when pricing differences exceed certain thresholds. We also evaluate changes in fair value that are greater than 10% each month to further aid in our review of the accuracy of fair value measurements and our understanding of changes in fair value, with more detailed reviews performed by the asset managers responsible for the related asset class associated with the security being reviewed.

   In general, we first obtain valuations from pricing services. If a price is not supplied by a pricing service, we will typically seek a broker quote. For certain private fixed maturity securities where we do not obtain valuations from pricing

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010

services, we utilize an internal model to determine fair value since transactions for identical securities are not readily observable and these securities are not typically valued by pricing services. For all securities, excluding certain private fixed maturity securities, if neither a pricing service nor broker quotes valuation is available, we determine fair value using internal models.

   For pricing services, we obtain an understanding of the pricing methodologies and procedures for each type of instrument. In general, a pricing service does not provide a price for a security if sufficient information is not readily available to determine fair value or if such security is not in the specific sector or class covered by a particular pricing service. Given our understanding of the pricing methodologies and procedures of pricing services, the securities valued by pricing services are typically classified as Level 2 unless we determine the valuation process for a security or group of securities utilizes significant unobservable inputs, which would result in the valuation being classified as Level 3.

   For private fixed maturity securities, we utilize an internal model to determine fair value and utilize public bond spreads by sector, rating and maturity to develop the market rate that would be utilized for a similar public bond. We then add an additional premium, which represents an unobservable input, to the public bond spread to adjust for the liquidity and other features of our private placements. We utilize the estimated market yield to discount the expected cash flows of the security to determine fair value. In certain instances, we utilize price caps for securities where the estimated market yield results in a valuation that may exceed the amount that would be received in a market transaction. We assign each security an internal rating to determine the appropriate public bond spread that should be utilized in the valuation. While we generally consider the public bond spreads by sector and maturity to be observable inputs, we evaluate the similarities of our private placement with the public bonds, any price caps utilized and whether external ratings are available for our private placement to determine whether the spreads utilized would be considered observable inputs. During the second quarter of 2012, we began classifying private securities without an external rating as Level 3. In general, increases (decreases) in credit spreads will decrease (increase) the fair value for our fixed maturity securities. To determine the significance of unobservable inputs, we calculate the impact on the valuation from the unobservable input and will classify a security as Level 3 when the impact on the valuation exceeds 10%.

   For broker quotes, we consider the valuation methodology utilized by the third party, but the valuation typically includes significant unobservable inputs. Accordingly, we classify the securities where fair value is based on our consideration of broker quotes as Level 3 measurements.

   For remaining securities priced using internal models, we maximize the use of observable inputs but typically utilize significant unobservable inputs to determine fair value. Accordingly, the valuations are typically classified as Level 3.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010

   The following tables summarize the primary sources of data considered when determining fair value of each class of fixed maturity securities as of December 31:

                                                 2012
                                   ---------------------------------
(AMOUNTS IN MILLIONS)               TOTAL   LEVEL 1 LEVEL 2  LEVEL 3
---------------------              -------- ------- -------- -------
U.S. government,
  agencies and
  government-sponsored
  enterprises:
   Pricing services............... $  387.3   $--   $  387.3 $   --
   Internal models................      2.7    --         --    2.7
                                   --------   ---   -------- ------
       Total U.S.
         government,
         agencies and
         government-sponsored
         enterprises..............    390.0    --      387.3    2.7
                                   --------   ---   -------- ------
Tax-exempt:
   Pricing services...............      0.4    --        0.4     --
                                   --------   ---   -------- ------
       Total tax-exempt...........      0.4    --        0.4     --
                                   --------   ---   -------- ------
Government -- non-U.S.:
   Pricing services...............    102.9    --      102.9     --
   Internal models................      6.1    --         --    6.1
                                   --------   ---   -------- ------
       Total government
         -- non-U.S...............    109.0    --      102.9    6.1
                                   --------   ---   -------- ------
U.S. corporate:
   Pricing services...............  2,823.1    --    2,823.1     --
   Broker quotes..................      5.5    --         --    5.5
   Internal models................    274.0    --       16.7  257.3
                                   --------   ---   -------- ------
       Total U.S.
         corporate................  3,102.6    --    2,839.8  262.8
                                   --------   ---   -------- ------
Corporate -- non-U.S.:
   Pricing services...............    838.8    --      838.8     --
   Broker quotes..................      5.0    --         --    5.0
   Internal models................    305.0    --       19.9  285.1
                                   --------   ---   -------- ------
       Total corporate
         -- non-U.S...............  1,148.8    --      858.7  290.1
                                   --------   ---   -------- ------
Residential
  mortgage-backed:
   Pricing services...............    647.4    --      647.4     --
   Broker quotes..................      2.4    --         --    2.4
   Internal models................      0.3    --         --    0.3
                                   --------   ---   -------- ------
       Total residential
         mortgage-backed..........    650.1    --      647.4    2.7
                                   --------   ---   -------- ------
Commercial
  mortgage-backed:
   Pricing services...............    524.5    --      524.5     --
   Broker quotes..................      4.0    --         --    4.0
   Internal models................      0.3    --         --    0.3
                                   --------   ---   -------- ------
       Total commercial
         mortgage-backed..........    528.8    --      524.5    4.3
                                   --------   ---   -------- ------
Other asset-backed:
   Pricing services...............    186.8    --      186.8     --
   Broker quotes..................    172.4    --         --  172.4
   Internal models................      1.0    --        1.0     --
                                   --------   ---   -------- ------
       Total other
         asset-backed.............    360.2    --      187.8  172.4
                                   --------   ---   -------- ------
       Total fixed
         maturity
         securities............... $6,289.9   $--   $5,548.8 $741.1
                                   ========   ===   ======== ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


                                                 2011
                                   ---------------------------------
(AMOUNTS IN MILLIONS)               TOTAL   LEVEL 1 LEVEL 2  LEVEL 3
---------------------              -------- ------- -------- -------
U.S. government,
  agencies and
  government-sponsored
  enterprises:
   Pricing services............... $  427.4   $--   $  427.4 $   --
   Internal models................      3.9    --         --    3.9
                                   --------   ---   -------- ------
       Total U.S.
         government,
         agencies and
         government-sponsored
         enterprises..............    431.3    --      427.4    3.9
                                   --------   ---   -------- ------
Government -- non-U.S.:
   Pricing services...............     64.1    --       64.1     --
   Internal models................      7.2    --         --    7.2
                                   --------   ---   -------- ------
       Total government
         -- non-U.S...............     71.3    --       64.1    7.2
                                   --------   ---   -------- ------
U.S. corporate:
   Pricing services...............  2,619.4    --    2,619.4     --
   Broker quotes..................     14.6    --         --   14.6
   Internal models................    274.0    --       49.8  224.2
                                   --------   ---   -------- ------
       Total U.S.
         corporate................  2,908.0    --    2,669.2  238.8
                                   --------   ---   -------- ------
Corporate -- non-U.S.:
   Pricing services...............    695.9    --      695.9     --
   Broker quotes..................      5.0    --         --    5.0
   Internal models................    295.8    --       61.6  234.2
                                   --------   ---   -------- ------
       Total corporate
         -- non-U.S...............    996.7    --      757.5  239.2
                                   --------   ---   -------- ------
Residential
  mortgage-backed:
   Pricing services...............    607.5    --      607.5     --
   Internal models................      0.5    --         --    0.5
                                   --------   ---   -------- ------
       Total residential
         mortgage-backed..........    608.0    --      607.5    0.5
                                   --------   ---   -------- ------
Commercial
  mortgage-backed:
   Pricing services...............    492.6    --      492.6     --
   Broker quotes..................      3.9    --         --    3.9
   Internal models................      2.1    --         --    2.1
                                   --------   ---   -------- ------
       Total commercial
         mortgage-backed..........    498.6    --      492.6    6.0
                                   --------   ---   -------- ------
Other asset-backed:
   Pricing services...............    212.9    --      212.9     --
   Broker quotes..................     22.3    --         --   22.3
   Internal models................      2.9    --        2.9     --
                                   --------   ---   -------- ------
       Total other
         asset-backed.............    238.1    --      215.8   22.3
                                   --------   ---   -------- ------
       Total fixed
         maturity
         securities............... $5,752.0   $--   $5,234.1 $517.9
                                   ========   ===   ======== ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The following tables summarize the primary sources of data considered when determining fair value of equity securities as of December 31:

                                      2012
                          -----------------------------
(AMOUNTS IN MILLIONS)     TOTAL LEVEL 1 LEVEL 2 LEVEL 3
---------------------     ----- ------- ------- -------
Pricing services......... $ 7.7  $7.7     $--    $ --
Internal models..........   3.5    --      --     3.5
                          -----  ----     ---    ----
   Total equity
     securities.......... $11.2  $7.7     $--    $3.5
                          =====  ====     ===    ====

                                      2011
                          -----------------------------
(AMOUNTS IN MILLIONS)     TOTAL LEVEL 1 LEVEL 2 LEVEL 3
---------------------     ----- ------- ------- -------
Pricing services......... $ 0.1  $0.1     $--    $ --
Internal models..........   0.1    --      --     0.1
                          -----  ----     ---    ----
   Total equity
     securities.......... $ 0.2  $0.1     $--    $0.1
                          =====  ====     ===    ====

   The following tables summarize the primary sources of data considered when determining fair value of trading securities as of December 31:

                                       2012
                          ------------------------------
(AMOUNTS IN MILLIONS)     TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
---------------------     ------ ------- ------- -------
Pricing services......... $  1.4   $--    $1.4   $   --
Broker quotes............    2.0    --      --      2.0
                          ------   ---    ----   ------
   Total trading
     securities.......... $  3.4   $--    $1.4   $  2.0
                          ======   ===    ====   ======

                                       2011
                          ------------------------------
(AMOUNTS IN MILLIONS)     TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
---------------------     ------ ------- ------- -------
Pricing services......... $  1.6   $--    $1.6   $   --
Broker quotes............  103.1    --      --    103.1
                          ------   ---    ----   ------
   Total trading
     securities.......... $104.7   $--    $1.6   $103.1
                          ======   ===    ====   ======

   Restricted other invested assets related to variable interest entities

   We have trading securities related to VIEs that are classified as restricted other invested assets and are carried at fair value. The trading securities represent asset-backed securities. The valuation for trading securities is determined using a market approach and/or an income approach depending on the availability of information. For certain highly rated asset-backed securities, there is observable market information for transactions of the same or similar instruments, which is provided to us by a third-party pricing service and is classified as Level 2. For certain securities that are not actively traded, we determine fair value after considering third-party broker provided prices or discounted expected cash flows using current yields for similar securities and classify these valuations as Level 3.

   Securities lending and derivative counterparty collateral

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. We determine fair value after considering prices obtained by third-party pricing services.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   Separate account assets

   The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

   Derivatives

   We consider counterparty collateral arrangements and rights of set-off when evaluating our net credit risk exposure to our derivative counterparties. Accordingly, we are permitted to include consideration of these arrangements when determining whether any incremental adjustment should be made for both the counterparty's and our non-performance risk in measuring fair value for our derivative instruments. As a result of these counterparty arrangements, we determined that any adjustment for credit risk would not be material and we do not record any incremental adjustment for our non-performance risk or the non-performance risk of the derivative counterparty for our derivative assets or liabilities. We determine fair value for our derivatives using an income approach with internal models based on relevant market inputs for each derivative instrument. We also compare the fair value determined using our internal model to the valuations provided by our derivative counterparties with any significant differences or changes in valuation being evaluated further by our derivatives professionals that are familiar with the instrument and market inputs used in the valuation.

   Interest rate swaps. The valuation of interest rate swaps is determined using an income approach. The primary input into the valuation represents the forward interest rate swap curve, which is generally considered an observable input, and results in the derivative being classified as Level 2. For certain interest rate swaps, the inputs into the valuation also include the total returns of certain bonds that would primarily be considered an observable input and result in the derivative being classified as Level 2. For certain other swaps, there are features that provide an option to the counterparty to terminate the swap at specified dates. The interest rate volatility input used to value these options would be considered a significant unobservable input and results in the fair value measurement of the derivative being classified as Level 3. These options to terminate the swap by the counterparty are based on forward interest rate swap curves and volatility. As interest rate volatility increases, our valuation of the derivative changes unfavorably.

   Inflation indexed swaps. The valuation of inflation indexed swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve, the current consumer price index and the forward consumer price index curve, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   Interest rate swaptions. The valuation of interest rate swaptions is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve, which is generally considered an observable input, forward interest rate volatility and time value component associated with the optionality in the derivative. As a result of the significant unobservable inputs associated with the forward interest rate volatility input, the derivative is classified as Level 3.

   Credit default swaps. We have both single name credit default swaps and index tranche credit default swaps. For single name credit default swaps, we utilize an income approach to determine fair value based on using current market information for the credit spreads of the reference entity, which is considered observable inputs based on the reference entities of our derivatives and results in these derivatives being classified as Level 2. For index tranche credit default swaps, we utilize an income approach that utilizes current market information related to credit spreads and expected defaults and losses associated with the reference entities that comprise the respective index associated with each derivative. There are significant unobservable inputs associated with the timing and amount of losses from the reference entities as well as the timing or amount of losses, if any, that will be absorbed by our tranche. Accordingly, the index tranche credit default swaps are classified as Level 3. As credit spreads widen for the underlying issuers comprising the index, the change in our valuation of these credit default swaps will be unfavorable.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   Credit default swaps related to variable interest entities. Credit default swaps related to VIEs represent customized index tranche credit default swaps and are valued using a similar methodology as described above for index tranche credit default swaps. We determine fair value of these credit default swaps after considering both the valuation methodology described above as well as the valuation provided by the derivative counterparty. In addition to the valuation methodology and inputs described for index tranche credit default swaps, these customized credit default swaps contain a feature that permits the securitization entity to provide the par value of underlying assets in the securitization entity to settle any losses under the credit default swap. The valuation of this settlement feature is dependent upon the valuation of the underlying assets and the timing and amount of any expected loss on the credit default swap, which is considered a significant unobservable input. Accordingly, these customized index tranche credit default swaps related to VIES are classified as Level 3. As credit spreads widen for the underlying issuers comprising the customized index, the change in our valuation of these credit default swaps will be unfavorable.

   Equity index options. We have equity index options associated with various equity indices. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation represent forward interest rate volatility and time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3. As equity index volatility increases, our valuation of these options changes favorably.

   Financial futures. The fair value of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1. The period end valuation is zero as a result of settling the margins on these contracts on a daily basis.

   Equity return swaps. The valuation of equity return swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and underlying equity index values, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   GMWB embedded derivatives

   We are required to bifurcate an embedded derivative for certain features associated with annuity products and related reinsurance agreements where we provide a GMWB to the policyholder and are required to record the GMWB embedded derivative at fair value. The valuation of our GMWB embedded derivative is based on an income approach that incorporates inputs such as forward interest rates, equity index volatility, equity index and fund correlation, and policyholder assumptions such as utilization, lapse and mortality. In addition to these inputs, we also consider risk and expense margins when determining the projected cash flows that would be determined by another market participant. While the risk and expense margins are considered in determining fair value, these inputs do not have a significant impact on the valuation. We determine fair value using an internal model based on the various inputs noted above. The resulting fair value measurement from the model is reviewed by the product actuarial, risk and finance professionals each reporting period with changes in fair value also being compared to changes in derivatives and other instruments used to mitigate changes in fair value from certain market risks, such as equity index volatility and interest rates.

   For GMWB liabilities, non-performance risk is integrated into the discount rate. Our discount rate used to determine fair value of our GMWB liabilities includes market credit spreads above U.S. Treasury rates to reflect an adjustment for the non-performance risk of the GMWB liabilities. As of December 31, 2012 and 2011, the impact of non-performance risk resulted in a lower fair value of our GMWB liabilities of $11.6 million and $13.9 million, respectively.

   To determine the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010

transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. In determining the appropriate discount rate to incorporate non-performance risk of the GMWB liabilities, we also considered the impacts of state guarantees embedded in the related insurance product as a form of inseparable third-party guarantee. We believe that a hypothetical exit market participant would use a similar discount rate as described above to value the liabilities.

   For equity index volatility, we determine the projected equity market volatility using both historical volatility and projected equity market volatility with more significance being placed on projected near-term volatility and recent historical data. Given the different attributes and market characteristics of GMWB liabilities compared to equity index options in the derivative market, the equity index volatility assumption for GMWB liabilities may be different from the volatility assumption for equity index options, especially for the longer dated points on the curve.

   Equity index and fund correlations are determined based on historical price observations for the fund and equity index.

   For policyholder assumptions, we use our expected lapse, mortality and utilization assumptions and update these assumptions for our actual experience, as necessary. For our lapse assumption, we adjust our base lapse assumption by policy based on a combination of the policyholder's current account value and GMWB benefit.

   We classify the GMWB valuation as Level 3 based on having significant unobservable inputs, with equity index volatility and non-performance risk being considered the more significant unobservable inputs. As equity index volatility increases, the fair value of the GMWB liabilities will increase. Any increase in non-performance risk would increase the discount rate and would decrease the fair value of the GMWB liability. Additionally, we consider lapse and utilization assumptions to be significant unobservable inputs. An increase in our lapse assumption would decrease the fair value of the GMWB liability, whereas an increase in our utilization rate would increase the fair value.

   We evaluate the inputs and methodologies used to determine fair value based on how we expect a market participant would determine exit value. As stated above, there is no exit market or market participants for the GMWB embedded derivatives. Accordingly, we evaluate our inputs and resulting fair value based on a hypothetical exit market and hypothetical market participants. A hypothetical exit market could be viewed as a transaction that would closely resemble reinsurance. While reinsurance transactions for this type of product are not an observable input, we consider this type of hypothetical exit market, as appropriate, when evaluating our inputs and determining that our inputs are consistent with that of a hypothetical market participant.

   Borrowings related to variable interest entities

   We record certain borrowings related to VIEs at fair value. The fair value of these borrowings is determined using either a market approach or income approach, depending on the instrument and availability of market information. Given the unique characteristics of the VIEs that issued these borrowings as well as the lack of comparable instruments, we determine fair value considering the valuation of the underlying assets held by the VIEs and any derivatives, as well as any unique characteristics of the borrowings that may impact the valuation. After considering all relevant inputs, we determine fair value of the borrowings using the net valuation of the underlying assets and derivatives that are backing the borrowings. Accordingly, these instruments are classified as Level 3. Increases in the valuation of the underlying assets or decreases in the derivative liabilities will result in an increase in the fair value of these borrowings.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The following tables set forth our assets and liabilities by class of instrument that are measured at fair value on a recurring basis as of December 31:

                                                       2012
                                         ---------------------------------
(AMOUNTS IN MILLIONS)                     TOTAL   LEVEL 1 LEVEL 2  LEVEL 3
---------------------                    -------- ------- -------- -------
Assets
   Investments:
       Fixed maturity
         securities:
          U.S.
            government,
            agencies and
            government-sponsored
            enterprises................. $  390.0 $   --  $  387.3 $  2.7
          Tax-exempt....................      0.4     --       0.4     --
          Government --
            non-U.S.....................    109.0     --     102.9    6.1
          U.S. corporate................  3,102.6     --   2,839.8  262.8
          Corporate --
            non-U.S.....................  1,148.8     --     858.7  290.1
          Residential
            mortgage-backed.............    650.1     --     647.4    2.7
          Commercial
            mortgage-backed.............    528.8     --     524.5    4.3
          Other
            asset-backed................    360.2     --     187.8  172.4
                                         -------- ------  -------- ------
          Total fixed
            maturity
            securities..................  6,289.9     --   5,548.8  741.1
                                         -------- ------  -------- ------
       Equity securities................     11.2    7.7        --    3.5
                                         -------- ------  -------- ------
       Other invested
         assets:
          Trading
            securities..................      3.4     --       1.4    2.0
          Derivative
            assets:
              Interest
                rate
                swaps...................    174.3     --     174.3     --
              Credit
                default
                swaps...................      0.1     --       0.1     --
              Equity
                index
                options.................      3.0     --        --    3.0
                                         -------- ------  -------- ------
              Total
                derivative
                assets..................    177.4     --     174.4    3.0
                                         -------- ------  -------- ------
          Securities
            lending
            collateral..................     49.4     --      49.4     --
          Derivatives
            counterparty
            collateral..................     49.8     --      49.8     --
                                         -------- ------  -------- ------
          Total other
            invested
            assets......................    280.0     --     275.0    5.0
                                         -------- ------  -------- ------
   Restricted other
     invested assets
     related to VIEs....................    311.4     --     199.5  111.9
   Reinsurance
     recoverable (1)....................      1.6     --        --    1.6
   Separate account
     assets.............................    871.2  871.2        --     --
                                         -------- ------  -------- ------
          Total assets.................. $7,765.3 $878.9  $6,023.3 $863.1
                                         ======== ======  ======== ======
Liabilities
   Policyholder account
     balances (2)....................... $   42.3 $   --  $     -- $ 42.3
   Derivative
     liabilities:.......................
       Interest rate
         swaps..........................      0.6     --       0.6     --
       Inflation indexed
         swaps..........................      8.7     --       8.7     --
       Credit default
         swaps related
         to VIEs........................    104.0     --        --  104.0
                                         -------- ------  -------- ------
       Total derivative
         liabilities....................    113.3     --       9.3  104.0
   Borrowings related to
     VIEs...............................      7.7     --        --    7.7
                                         -------- ------  -------- ------
          Total
            liabilities................. $  163.3 $   --  $    9.3 $154.0
                                         ======== ======  ======== ======

--------
(1)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(2)Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


                                                       2011
                                         ---------------------------------
(AMOUNTS IN MILLIONS)                     TOTAL   LEVEL 1 LEVEL 2  LEVEL 3
---------------------                    -------- ------- -------- -------
Assets
   Investments:
       Fixed maturity
         securities:
          U.S.
            government,
            agencies and
            government-sponsored
            enterprises................. $  431.3 $   --  $  427.4 $  3.9
          Government --
            non-U.S.....................     71.3     --      64.1    7.2
          U.S. corporate................  2,908.0     --   2,669.2  238.8
          Corporate --
            non-U.S.....................    996.7     --     757.5  239.2
          Residential
            mortgage-backed.............    608.0     --     607.5    0.5
          Commercial
            mortgage-backed.............    498.6     --     492.6    6.0
          Other
            asset-backed................    238.1     --     215.8   22.3
                                         -------- ------  -------- ------
          Total fixed
            maturity
            securities..................  5,752.0     --   5,234.1  517.9
                                         -------- ------  -------- ------
       Equity securities................      0.2    0.1        --    0.1
                                         -------- ------  -------- ------
       Other invested
         assets:
          Trading
            securities..................    104.7     --       1.6  103.1
          Derivative
            assets:
              Interest
                rate
                swaps...................    194.5     --     194.5     --
              Credit
                default
                swaps...................      0.3     --       0.3     --
              Equity
                index
                options.................      1.9     --        --    1.9
                                         -------- ------  -------- ------
              Total
                derivative
                assets..................    196.7     --     194.8    1.9
                                         -------- ------  -------- ------
          Securities
            lending
            collateral..................     49.4     --      49.4     --
          Derivatives
            counterparty
            collateral..................    136.7     --     136.7     --
                                         -------- ------  -------- ------
          Total other
            invested
            assets......................    487.5     --     382.5  105.0
                                         -------- ------  -------- ------
       Restricted other
         invested assets
         related to VIEs................    303.9     --     199.4  104.5
   Other assets (1).....................      2.3     --       2.3     --
   Reinsurance
     recoverable (2)....................      2.6     --        --    2.6
   Separate account
     assets.............................    885.0  885.0        --     --
                                         -------- ------  -------- ------
          Total assets.................. $7,433.5 $885.1  $5,818.3 $730.1
                                         ======== ======  ======== ======
Liabilities
   Policyholder account
     balances (3)....................... $   58.4 $   --  $     -- $ 58.4
   Derivative
     liabilities:
       Interest rate
         swaps..........................      1.4     --       1.4     --
       Inflation indexed
         swaps..........................      2.5     --       2.5     --
       Credit default
         swaps..........................      5.1     --        --    5.1
       Credit default
         swaps related
         to VIEs........................    177.0     --        --  177.0
       Equity return
         swaps..........................      0.9     --       0.9     --
                                         -------- ------  -------- ------
       Total derivative
         liabilities....................    186.9     --       4.8  182.1
                                         -------- ------  -------- ------
   Borrowings related to
     VIEs...............................      6.3     --        --    6.3
                                         -------- ------  -------- ------
       Total liabilities................ $  251.6 $   --  $    4.8 $246.8
                                         ======== ======  ======== ======

--------
(1)Represents embedded derivatives associated with certain reinsurance agreements.
(2)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(3)Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1, which primarily represents mutual fund investments, we typically do not have any transfers between Level 1 and Level 2 measurement categories and did not have any such transfers during any period presented.

   Our assessment of whether or not there were significant unobservable inputs related to fixed maturity securities was based on our observations obtained through the course of managing our investment portfolio, including interaction with other market participants, observations related to the availability and consistency of pricing and/or rating, and understanding of general market activity such as new issuance and the level of secondary market trading for a class of securities. Additionally, we considered data obtained from third-party pricing sources to determine whether our estimated values incorporate significant unobservable inputs that would result in the valuation being classified as Level 3.

   The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                         TOTAL REALIZED AND
                                          UNREALIZED GAINS
                                              (LOSSES)
                                        --------------------
                             BEGINNING
                              BALANCE
                               AS OF    INCLUDED IN                                                   TRANSFER TRANSFER
                             JANUARY 1, NET INCOME  INCLUDED                                            INTO    OUT OF
(AMOUNTS IN MILLIONS)           2012      (LOSS)     IN OCI  PURCHASES  SALES   ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------        ---------- ----------- -------- --------- -------  --------- ----------- -------- --------
Fixed maturity
 securities:
   U.S. government,
    agencies and
    government-sponsored
    enterprises.............   $  3.9      $  --     $  --    $   --   $    --    $ --      $  (1.2)   $   --   $   --
   Government -- non-U.S....      7.2         --       0.2        --        --      --         (1.3)       --       --
   U.S. corporate (1).......    238.8        2.4       9.1      10.0        --      --        (12.3)     39.5    (24.7)
   Corporate -- non-U.S.
    (1).....................    239.2        0.7       9.8      31.5        --      --        (20.8)     36.7     (7.0)
   Residential mortgage-
    backed..................      0.5       (0.4)      2.1       4.0        --      --         (3.5)       --       --
   Commercial
    mortgage-backed.........      6.0         --       0.1        --        --      --         (0.1)       --     (1.7)
   Other asset-backed (1)...     22.3        0.8       3.9     121.4        --      --         (5.2)     29.2       --
                               ------      -----     -----    ------   -------    ----      -------    ------   ------
   Total fixed maturity
    securities..............    517.9        3.5      25.2     166.9        --      --        (44.4)    105.4    (33.4)
                               ------      -----     -----    ------   -------    ----      -------    ------   ------
Equity securities...........      0.1       (0.1)       --       3.5        --      --           --        --       --
                               ------      -----     -----    ------   -------    ----      -------    ------   ------
Other invested assets:
   Trading securities.......    103.1        1.1        --        --      (1.9)     --       (100.3)       --       --
   Derivative assets:
     Equity index options...      1.9       (5.7)       --       6.8        --      --           --        --       --
                               ------      -----     -----    ------   -------    ----      -------    ------   ------
     Total derivative
       assets...............      1.9       (5.7)       --       6.8        --      --           --        --       --
                               ------      -----     -----    ------   -------    ----      -------    ------   ------
   Total other invested
    assets..................    105.0       (4.6)       --       6.8      (1.9)     --       (100.3)       --       --
                               ------      -----     -----    ------   -------    ----      -------    ------   ------
Restricted other
 invested assets related
 to VIEs (2)................    104.5        7.4        --     100.0    (100.0)     --           --        --       --
Reinsurance recoverable
 (3)........................      2.6       (1.5)       --        --        --     0.5           --        --       --
                               ------      -----     -----    ------   -------    ----      -------    ------   ------
Total Level 3 assets........   $730.1      $ 4.7     $25.2    $277.2   $(101.9)   $0.5      $(144.7)   $105.4   $(33.4)
                               ======      =====     =====    ======   =======    ====      =======    ======   ======

                                          TOTAL GAINS
                                            (LOSSES)
                                          INCLUDED IN
                                ENDING     NET INCOME
                               BALANCE       (LOSS)
                                AS OF     ATTRIBUTABLE
                             DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)            2012      STILL HELD
---------------------        ------------ ------------
Fixed maturity
 securities:
   U.S. government,
    agencies and
    government-sponsored
    enterprises.............    $  2.7       $  --
   Government -- non-U.S....       6.1          --
   U.S. corporate (1).......     262.8         2.3
   Corporate -- non-U.S.
    (1).....................     290.1          --
   Residential mortgage-
    backed..................       2.7        (0.4)
   Commercial
    mortgage-backed.........       4.3          --
   Other asset-backed (1)...     172.4         0.8
                                ------       -----
   Total fixed maturity
    securities..............     741.1         2.7
                                ------       -----
Equity securities...........       3.5          --
                                ------       -----
Other invested assets:
   Trading securities.......       2.0          --
   Derivative assets:
     Equity index options...       3.0        (5.6)
                                ------       -----
     Total derivative
       assets...............       3.0        (5.6)
                                ------       -----
   Total other invested
    assets..................       5.0        (5.6)
                                ------       -----
Restricted other
 invested assets related
 to VIEs (2)................     111.9          --
Reinsurance recoverable
 (3)........................       1.6        (1.5)
                                ------       -----
Total Level 3 assets........    $863.1       $(4.4)
                                ======       =====

--------
(1)The transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate -- non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out. During 2012, we began classifying private securities without an external rating as Level 3, which resulted in a significant number of securities being transferred into Level
   3. The transfers into Level 3 for structured securities primarily related to securities that were recently purchased and initially classified as Level 2 based on market data that existed at the time of purchase and subsequent valuation included significant unobservable inputs.
(2)See note 13 for additional information related to consolidated VIEs.
(3)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


                                           TOTAL REALIZED AND
                                            UNREALIZED GAINS
                                                (LOSSES)
                                          -------------------
                               BEGINNING
                                BALANCE
                                 AS OF    INCLUDED IN                                                  TRANSFER TRANSFER
                               JANUARY 1, NET INCOME  INCLUDED                                           INTO    OUT OF
(AMOUNTS IN MILLIONS)             2011      (LOSS)     IN OCI  PURCHASES  SALES  ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------          ---------- ----------- -------- --------- ------  --------- ----------- -------- --------
Fixed maturity
 securities:
  U.S. government,
    agencies and
    government-sponsored
    enterprises...............   $  3.5      $  --     $(0.1)    $  --   $   --    $ --      $ (1.4)    $  1.9   $  --
  Government -- non-U.S.......       --         --        --        --       --      --        (1.3)       8.5      --
  U.S. corporate (1)..........     84.5        2.5      11.7      32.0     (8.3)     --        (6.2)     122.6      --
  Corporate --
    non-U.S. (1)..............     44.6       (5.2)     (2.0)     30.0    (12.2)     --       (11.9)     196.8    (0.9)
  Residential
    mortgage-backed...........     11.6         --      (5.6)       --       --      --        (5.5)        --      --

    Commercial mortgage-backed      7.7         --      (0.1)       --       --      --        (1.6)        --      --
  Other asset-backed..........      4.2       (0.5)      0.2      18.4       --      --          --         --      --
                                 ------      -----     -----     -----   ------    ----      ------     ------   -----
  Total fixed maturity
    securities................    156.1       (3.2)      4.1      80.4    (20.5)     --       (27.9)     329.8    (0.9)
                                 ------      -----     -----     -----   ------    ----      ------     ------   -----
Equity securities.............      0.1         --        --        --       --      --          --         --      --
                                 ------      -----     -----     -----   ------    ----      ------     ------   -----
Other invested assets:
  Trading securities..........    108.1       (1.3)       --        --       --      --        (3.7)        --      --
  Derivative assets:
     Credit default swaps.....      0.1       (0.1)       --        --       --      --          --         --      --
     Equity index options.....      2.1        1.4        --       8.4       --      --       (10.0)        --      --
                                 ------      -----     -----     -----   ------    ----      ------     ------   -----
     Total derivative
      assets..................      2.2        1.3        --       8.4       --      --       (10.0)        --      --
                                 ------      -----     -----     -----   ------    ----      ------     ------   -----
  Total other invested
    assets....................    110.3         --        --       8.4       --      --       (13.7)        --      --
                                 ------      -----     -----     -----   ------    ----      ------     ------   -----
Restricted other
 invested assets related
 to VIEs (2)..................    107.2       (2.7)       --        --       --      --          --         --      --
Reinsurance
 recoverable (3)..............     (0.9)       3.0        --        --       --     0.5          --         --      --
                                 ------      -----     -----     -----   ------    ----      ------     ------   -----
Total Level 3 assets..........   $372.8      $(2.9)    $ 4.1     $88.8   $(20.5)   $0.5      $(41.6)    $329.8   $(0.9)
                                 ======      =====     =====     =====   ======    ====      ======     ======   =====

                                            TOTAL GAINS
                                              (LOSSES)
                                            INCLUDED IN
                                  ENDING     NET INCOME
                                 BALANCE       (LOSS)
                                  AS OF     ATTRIBUTABLE
                               DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)              2011      STILL HELD
---------------------          ------------ ------------
Fixed maturity
 securities:
  U.S. government,
    agencies and
    government-sponsored
    enterprises...............    $  3.9       $  --
  Government -- non-U.S.......       7.2          --
  U.S. corporate (1)..........     238.8         2.5
  Corporate --
    non-U.S. (1)..............     239.2        (0.1)
  Residential
    mortgage-backed...........       0.5          --

    Commercial mortgage-backed       6.0          --
  Other asset-backed..........      22.3        (0.5)
                                  ------       -----
  Total fixed maturity
    securities................     517.9         1.9
                                  ------       -----
Equity securities.............       0.1          --
                                  ------       -----
Other invested assets:
  Trading securities..........     103.1        (1.3)
  Derivative assets:
     Credit default swaps.....        --        (0.1)
     Equity index options.....       1.9         1.4
                                  ------       -----
     Total derivative
      assets..................       1.9         1.3
                                  ------       -----
  Total other invested
    assets....................     105.0          --
                                  ------       -----
Restricted other
 invested assets related
 to VIEs (2)..................     104.5        (2.7)
Reinsurance
 recoverable (3)..............       2.6         3.0
                                  ------       -----
Total Level 3 assets..........    $730.1       $ 2.2
                                  ======       =====

--------
(1)The majority of the transfers into Level 3 during 2011 related to a reclassification of certain private securities valued using internal models which previously had not been identified as having significant unobservable inputs. Prior to 2011, these securities had been misclassified as Level 2. The remaining transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate -- non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
(2)See note 13 for additional information related to consolidated VIEs.
(3)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010

                                         TOTAL REALIZED AND
                                          UNREALIZED GAINS
                                              (LOSSES)
                                        -------------------
                                                                                                            TOTAL GAINS
                                                                                                              (LOSSES)
                                                              PURCHASES,                                    INCLUDED IN
                             BEGINNING                          SALES,                                       NET INCOME
                              BALANCE                         ISSUANCES                          ENDING        (LOSS)
                               AS OF    INCLUDED IN              AND      TRANSFER  TRANSFER  BALANCE AS OF ATTRIBUTABLE
                             JANUARY 1, NET INCOME  INCLUDED SETTLEMENTS,   INTO     OUT OF   DECEMBER 31,   TO ASSETS
(AMOUNTS IN MILLIONS)           2010      (LOSS)     IN OCI      NET      LEVEL 3   LEVEL 3       2010       STILL HELD
---------------------        ---------- ----------- -------- ------------ -------- ---------  ------------- ------------
Fixed maturity
 securities:
   U.S. government,
    agencies and
    government-sponsored
    enterprises.............  $     --    $   --     $  --      $ (0.8)    $  4.3  $      --     $  3.5        $   --
   U.S. corporate (1).......      74.5       2.0       0.5         4.3       24.8      (21.6)      84.5           2.0
   Corporate -- non-U.S.
    (1).....................      46.7     (10.7)      4.1         7.6       29.5      (32.6)      44.6          (2.8)
   Residential
    mortgage-backed (2).....     217.5        --       0.1         4.0         --     (210.0)      11.6            --
   Commercial
    mortgage-backed (2).....     532.6      (1.3)      1.8       (30.5)      22.3     (517.2)       7.7            --
   Other asset-backed (2)...     421.6      (0.1)     (0.5)       (0.8)        --     (416.0)       4.2          (3.7)
                              --------    ------     -----      ------     ------  ---------     ------        ------
   Total fixed maturity
    securities..............   1,292.9     (10.1)      6.0       (16.2)      80.9   (1,197.4)     156.1          (4.5)
                              --------    ------     -----      ------     ------  ---------     ------        ------
Equity securities...........        --        --        --         0.1         --         --        0.1            --
                              --------    ------     -----      ------     ------  ---------     ------        ------
Other invested assets:
   Trading securities (3)...      14.7       2.4        --       (10.0)     102.1       (1.1)     108.1           2.2
   Derivative assets:
     Credit default swaps...       1.0      (0.9)       --          --         --         --        0.1          (0.9)
     Equity index options...       6.7      (6.2)       --         1.6         --         --        2.1          (6.2)
                              --------    ------     -----      ------     ------  ---------     ------        ------
     Total derivative
       assets...............       7.7      (7.1)       --         1.6         --         --        2.2          (7.1)
                              --------    ------     -----      ------     ------  ---------     ------        ------
   Total other invested
    assets..................      22.4      (4.7)       --        (8.4)     102.1       (1.1)     110.3          (4.9)
                              --------    ------     -----      ------     ------  ---------     ------        ------
Restricted other
 invested assets related
 to VIEs (4)................        --      (4.7)       --       111.9         --         --      107.2          (4.7)
Reinsurance recoverable
 (5)........................      (0.9)     (0.4)       --         0.4         --         --       (0.9)         (0.4)
                              --------    ------     -----      ------     ------  ---------     ------        ------
Total Level 3 assets........  $1,314.4    $(19.9)    $ 6.0      $ 87.8     $183.0  $(1,198.5)    $372.8        $(14.5)
                              ========    ======     =====      ======     ======  =========     ======        ======

--------
(1)The transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate -- non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
(2)During 2010, primary market issuance and secondary market activity for commercial and non-agency residential mortgage-backed and other asset-backed securities increased the market observable inputs used to establish fair values for similar securities. These factors, along with more consistent pricing from third-party sources, resulted in our conclusion that there is sufficient trading activity in similar instruments to support classifying certain mortgage-backed and asset-backed securities as Level 2.
(3)Transfers into trading securities were offset by transfers out of other asset-backed securities and were driven primarily by the adoption of new accounting guidance related to embedded credit derivatives.
(4)Relates to the consolidation of certain securitization entities as of January 1, 2010. See note 13 for additional information related to consolidated VIEs.
(5)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The following table presents the gains and losses included in net income
(loss) from assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(AMOUNTS IN MILLIONS)      2012   2011   2010
---------------------     -----  -----  ------
Total realized and
  unrealized gains
  (losses) included in
  net income (loss):
   Net investment income. $ 4.0  $ 2.2  $  2.3
   Net investment gains
     (losses)............   0.7   (5.1)  (22.2)
                          -----  -----  ------
       Total............. $ 4.7  $(2.9) $(19.9)
                          =====  =====  ======
Total gains (losses)
  included in net income
  (loss) attributable to
  assets still held:
   Net investment income. $ 3.2  $ 2.2  $ (1.7)
   Net investment gains
     (losses)............  (7.6)    --   (12.8)
                          -----  -----  ------
       Total............. $(4.4) $ 2.2  $(14.5)
                          =====  =====  ======

   The amount presented for unrealized gains (losses) included in net income
(loss) for available-for-sale securities represents impairments and accretion on certain fixed maturity securities.

   The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                       TOTAL REALIZED AND
                                       UNREALIZED (GAINS)
                                             LOSSES
                                      ---------------------



                           BEGINNING                                                                                   ENDING
                            BALANCE                                                                                   BALANCE
                             AS OF    INCLUDED IN                                                 TRANSFER TRANSFER    AS OF
                           JANUARY 1, NET (INCOME) INCLUDED                                         INTO    OUT OF  DECEMBER 31,
(AMOUNTS IN MILLIONS)         2012        LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3      2012
---------------------      ---------- ------------ -------- --------- ----- --------- ----------- -------- -------- ------------
Policyholder account
 balances (1).............   $ 58.4      $(20.4)     $--      $ --     $--    $4.3       $  --      $--      $--       $ 42.3
Derivative liabilities:
   Credit default swaps...      5.1        (3.0)      --        --      --      --        (2.1)      --       --           --
   Credit default swaps
    related to VIEs (2)...    177.0       (75.8)      --       2.8      --      --          --       --       --        104.0
                             ------      ------      ---      ----     ---    ----       -----      ---      ---       ------
   Total derivative
    liabilities...........    182.1       (78.8)      --       2.8      --      --        (2.1)      --       --        104.0
Borrowings related to
 VIEs (2).................      6.3         1.4       --        --      --      --          --       --       --          7.7
                             ------      ------      ---      ----     ---    ----       -----      ---      ---       ------
Total Level 3 liabilities.   $246.8      $(97.8)     $--      $2.8     $--    $4.3       $(2.1)     $--      $--       $154.0
                             ======      ======      ===      ====     ===    ====       =====      ===      ===       ======




                           TOTAL (GAINS)
                               LOSSES
                            INCLUDED IN
                            NET (INCOME)
                                LOSS
                            ATTRIBUTABLE
                           TO LIABILITIES
(AMOUNTS IN MILLIONS)        STILL HELD
---------------------      --------------
Policyholder account
 balances (1).............     $(20.0)
Derivative liabilities:
   Credit default swaps...         --
   Credit default swaps
    related to VIEs (2)...      (75.8)
                               ------
   Total derivative
    liabilities...........      (75.8)
Borrowings related to
 VIEs (2).................        1.4
                               ------
Total Level 3 liabilities.     $(94.4)
                               ======

--------
(1)Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
(2)See note 13 for additional information related to consolidated VIEs.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010

                                       TOTAL REALIZED AND
                                       UNREALIZED (GAINS)
                                             LOSSES
                                      ---------------------



                           BEGINNING                                                                                   ENDING
                            BALANCE                                                                                   BALANCE
                             AS OF    INCLUDED IN                                                 TRANSFER TRANSFER    AS OF
                           JANUARY 1, NET (INCOME) INCLUDED                                         INTO    OUT OF  DECEMBER 31,
(AMOUNTS IN MILLIONS)         2011        LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3      2011
---------------------      ---------- ------------ -------- --------- ----- --------- ----------- -------- -------- ------------
Policyholder account
 balances (1)                $ 13.1      $41.0       $ --     $ --    $ --    $4.3       $  --      $ --     $ --      $ 58.4
Derivative liabilities:
   Credit default swaps...      0.4        5.3         --       --      --      --        (0.6)       --       --         5.1
   Credit default swaps
    related to VIEs (2)...    128.6       48.4         --       --      --      --          --        --       --       177.0
                             ------      -----       ----     ----    ----    ----       -----      ----     ----      ------
   Total derivative
    liabilities...........    129.0       53.7         --       --      --      --        (0.6)       --       --       182.1
                             ------      -----       ----     ----    ----    ----       -----      ----     ----      ------
Borrowings related to
 VIEs (2).................      7.7       (1.4)        --       --      --      --          --        --       --         6.3
                             ------      -----       ----     ----    ----    ----       -----      ----     ----      ------
Total Level 3 liabilities.   $149.8      $93.3       $ --     $ --    $ --    $4.3       $(0.6)     $ --     $ --      $246.8
                             ======      =====       ====     ====    ====    ====       =====      ====     ====      ======




                           TOTAL (GAINS)
                               LOSSES
                            INCLUDED IN
                            NET (INCOME)
                                LOSS
                            ATTRIBUTABLE
                           TO LIABILITIES
(AMOUNTS IN MILLIONS)        STILL HELD
---------------------      --------------
Policyholder account
 balances (1)                  $41.3
Derivative liabilities:
   Credit default swaps...       5.3
   Credit default swaps
    related to VIEs (2)...      48.4
                               -----
   Total derivative
    liabilities...........      53.7
                               -----
Borrowings related to
 VIEs (2).................      (1.1)
                               -----
Total Level 3 liabilities.     $93.9
                               =====

--------
(1)Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
(2)See note 13 for additional information related to consolidated VIEs.

                                       TOTAL REALIZED AND
                                       UNREALIZED (GAINS)
                                             LOSSES
                                      ---------------------
                                                                                                        TOTAL (GAINS)
                                                                                                            LOSSES
                                                             PURCHASES,                                  INCLUDED IN
                           BEGINNING                           SALES,                         ENDING     NET (INCOME)
                            BALANCE                          ISSUANCES                       BALANCE         LOSS
                             AS OF    INCLUDED IN               AND      TRANSFER TRANSFER    AS OF      ATTRIBUTABLE
                           JANUARY 1, NET (INCOME) INCLUDED SETTLEMENTS,   INTO    OUT OF  DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)         2010        LOSS      IN OCI      NET      LEVEL 3  LEVEL 3      2010       STILL HELD
---------------------      ---------- ------------ -------- ------------ -------- -------- ------------ --------------
Policyholder account
 balances (1).............   $19.0       $(9.5)      $ --      $ 3.6      $   --    $ --      $ 13.1        $(9.3)
Derivative liabilities:
   Credit default swaps...      --         0.4         --         --          --      --         0.4          0.4
   Credit default swaps
    related to VIEs (2)...      --         9.0         --       (1.0)      120.6      --       128.6          9.0
                             -----       -----       ----      -----      ------    ----      ------        -----
   Total derivative
    liabilities...........      --         9.4         --       (1.0)      120.6      --       129.0          9.4
                             -----       -----       ----      -----      ------    ----      ------        -----
Borrowings related to
 VIEs (2).................      --        (0.8)        --         --         8.5      --         7.7         (0.8)
                             -----       -----       ----      -----      ------    ----      ------        -----
Total Level 3 liabilities.   $19.0       $(0.9)      $ --      $ 2.6      $129.1    $ --      $149.8        $(0.7)
                             =====       =====       ====      =====      ======    ====      ======        =====

--------
(1)Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
(2)Relates to the consolidation of certain securitization entities as of January 1, 2010. See note 13 for additional information related to consolidated VIEs.

   The following table presents the gains and losses included in net (income) loss from liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(AMOUNTS IN MILLIONS)      2012   2011   2010
---------------------     ------  ----- -----
Total realized and
  unrealized (gains)
  losses included in net
  (income) loss:
   Net investment income. $   --  $  -- $  --
   Net investment
     (gains) losses......  (97.8)  93.3  (0.9)
                          ------  ----- -----
       Total............. $(97.8) $93.3 $(0.9)
                          ======  ===== =====
Total (gains) losses
  included in net
  (income) loss
  attributable to
  liabilities still held:
   Net investment income. $   --  $  -- $  --
   Net investment
     (gains) losses......  (94.4)  93.9  (0.7)
                          ------  ----- -----
       Total............. $(94.4) $93.9 $(0.7)
                          ======  ===== =====

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases, sales and settlements of fixed maturity, equity and trading securities and purchases, issuances and settlements of derivative instruments.

   Issuances and settlements presented for policyholder account balances represent the issuances and settlements of embedded derivatives associated with our GMWB liabilities where: issuances are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance and settlements are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the tables presented above.

   Certain classes of instruments classified as Level 3 are excluded below as a result of not being material or due to limitations in being able to obtain the underlying inputs used by certain third-party sources, such as broker quotes, used as an input in determining fair value. The following table presents a summary of the significant unobservable inputs used for certain fair value measurements that are based on internal models and classified as Level 3 as of December 31, 2012:

                                                                                                         RANGE
(AMOUNTS IN MILLIONS)           VALUATION TECHNIQUE     FAIR VALUE      UNOBSERVABLE INPUT        (WEIGHTED-AVERAGE)
---------------------        -------------------------- ---------- ---------------------------  ------------------------
Assets
   Fixed maturity
    securities:
     U.S. corporate.........       Matrix pricing         $257.3          Credit spreads        65bps - 389bps (214bps)
     Corporate --
       non-U.S..............       Matrix pricing          285.1          Credit spreads        82bps - 315bps (185bps)
   Derivative assets:
     Equity index options...   Discounted cash flows         3.0     Equity index volatility        14% - 24%(19%)
Liabilities
                                                                   Withdrawal utilization rate        -- % - 98%
                                                                            Lapse rate                -- % - 25%
                                                                       Non-performance risk
                                                                         (credit spreads)        50bps - 90bps (80bps)
   Policyholder account
    balances (1)............ Stochastic cash flow model     42.3     Equity index volatility        18% - 25%(22%)

--------
(1)Unobservable input valuation based on the current market credit default swap premium.
(2)Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

(13)VARIABLE INTEREST ENTITIES

   VIEs are generally entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. We evaluate VIEs to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and who directs the activities of the entity that most significantly impact the economic results of the VIE. Our primary involvement related to VIEs includes certain investments.

  (A) VARIABLE INTEREST ENTITIES REQUIRED TO BE CONSOLIDATED

   As a result of adopting new accounting guidance for VIE consolidation on January 1, 2010, we were required to consolidate certain VIEs. Our involvement with VIEs that were required to be consolidated related to certain investments, which is described in more detail below. Prior to being required to consolidate these entities, our interest in these entities was recorded in our consolidated financial statements as available-for-sale fixed maturity securities.

   Investments. For VIEs related to certain investments, we were required to consolidate three VIEs as a result of having certain decision making rights related to instruments held by the entities. These VIEs were designed as synthetic

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010

collateralized debt obligations whereby the entities purchased highly rated asset-backed securities and entered into credit default swaps to generate income that would be passed to the noteholders of the entities. The entities also have the ability to settle any losses incurred on the credit default swap by providing the derivative counterparty asset-backed securities with a par amount equal to the loss incurred on the credit default swap. We hold the majority of the notes issued by the VIE and also have certain decision making rights related to the instruments held by the entity. Previously, we were not required to consolidate the VIE as a result of other noteholders absorbing the majority of expected losses from the entity.

   The following table shows the assets and liabilities that were recorded for the consolidated VIEs as of December 31:

(AMOUNTS IN MILLIONS)             2012   2011
---------------------            ------ ------
Assets
   Investments:
       Restricted other
         invested assets:
          Trading
            securities.......... $311.4 $303.9
                                 ------ ------
       Total restricted
         other invested
         assets.................  311.4  303.9
                                 ------ ------
          Total
            investments.........  311.4  303.9
   Accrued investment
     income.....................    0.2    0.3
                                 ------ ------
       Total assets............. $311.6 $304.2
                                 ====== ======
Liabilities
   Other liabilities:
       Derivative
         liabilities............ $104.0 $177.0
       Other liabilities........     --    0.1
                                 ------ ------
       Total other
         liabilities............  104.0  177.1
   Borrowings related to
     VIEs.......................    7.7    6.3
                                 ------ ------
       Total liabilities........ $111.7 $183.4
                                 ====== ======

   The following table shows the activity presented in our consolidated statement of income related to the consolidated VIEs for the years ended December 31:

(AMOUNTS IN MILLIONS)       2012   2011    2010
---------------------      -----  ------  -----
Revenues:
Net investment income:
   Restricted other
     invested assets...... $ 0.7  $  1.0  $ 1.0
                           -----  ------  -----
   Total net investment
     income...............   0.7     1.0    1.0
                           -----  ------  -----
Net investment gains
  (losses):
   Trading securities.....   9.7    (0.5)   9.2
   Derivatives............  75.8   (45.8)  (8.6)
   Borrowings related to
     VIEs recorded at
     fair value...........  (1.4)    1.4    0.4
                           -----  ------  -----
   Total net investment
     gains (losses).......  84.1   (44.9)   1.0
                           -----  ------  -----
       Total revenues.....  84.8   (43.9)   2.0
                           -----  ------  -----
Expenses:
Interest expense..........   1.3     1.7    1.8
                           -----  ------  -----
       Total expenses.....   1.3     1.7    1.8
                           -----  ------  -----
Income (loss) before
  income taxes............  83.5   (45.6)   0.2
Provision (benefit) for
  income taxes............  29.4   (16.1)   0.1
                           -----  ------  -----
Net income (loss)......... $54.1  $(29.5) $ 0.1
                           =====  ======  =====

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The assets and other instruments held by the VIEs are restricted and can only be used to fulfill the obligations of the VIE. Additionally, the obligations of the VIEs do not have any recourse to the general credit of any other consolidated subsidiaries.

  (B) BORROWINGS RELATED TO VARIABLE INTEREST ENTITIES

   Borrowings related VIEs were as follows as of December 31:

                                 2012               2011
                          ------------------ ------------------
                          PRINCIPAL CARRYING PRINCIPAL CARRYING
(AMOUNTS IN MILLIONS)      AMOUNT    VALUE    AMOUNT    VALUE
---------------------     --------- -------- --------- --------
Marvel Finance 2007-1
  LLC, due 2017 (1)......   $ 0.5     $ --     $ 2.5     $0.3
Marvel Finance 2007-4
  LLC, due 2017 (1)......    11.9      7.7      11.9      6.0
                            -----     ----     -----     ----
   Total.................   $12.4     $7.7     $14.4     $6.3
                            =====     ====     =====     ====

--------
(1)Accrual of interest based on three-month London Interbank Offered Rate that resets every three months plus a fixed margin.

   These borrowings are required to be paid down as principal is collected on the restricted investments held by the VIEs and accordingly the repayment of these borrowings follows the maturity or prepayment, as permitted, of the restricted investments.

(14)RESTRICTIONS ON DIVIDENDS

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with 30 days prior written notice within certain limits. In New York, the limit is based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the New York Department of Insurance. Based on estimated statutory results as of December 31, 2012, in accordance with applicable dividend restrictions, we could pay dividends of approximately $35.9 million in 2013 without obtaining regulatory approval.

   We did not declare or pay any dividends in 2012, 2011 or 2010.

(15)SUPPLEMENTAL STATUTORY FINANCIAL DATA

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income (loss) and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. We received a permitted practice from New York to exempt certain of our investments from the new NAIC structured security valuation and ratings process.

   As of and for the years ended December 31, statutory net income and statutory capital and surplus is summarized below:

(AMOUNTS IN MILLIONS)           2012   2011   2010
---------------------          ------ ------ ------
Statutory net income.......... $ 19.1 $  6.5 $130.0
Statutory capital and surplus.  540.1  559.5  549.1

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate and equity market risk; and
(iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010

of initiating regulatory action. In the course of operations, we periodically monitor the RBC level. As of December 31, 2012 and 2011, we exceeded the minimum required RBC levels. Our RBC ratio was approximately 434% and 447% as of December 31, 2012 and 2011, respectively.

   In 2011, the NAIC formed a Joint Working Group to review the statutory reserve requirements of the Valuation of Life Insurance Policies Regulation (more commonly known as "Regulation AXXX"), also known as Actuarial Guideline 38 ("AG 38"), impacting certain universal life insurance policies with secondary guarantees. In March 2012, the NAIC adopted a framework to address these reserving issues, and subsequently retained an actuarial consultant to help resolve the framework's proposal for addressing in-force business and business that would be written in an interim period until the adoption of a principles-based reserve approach. In September 2012, subsequent to public exposure and significant public comment, the NAIC adopted the Joint Working Group's proposals for new and in-force business subject to AG 38 provisions. We are addressing these new business requirements through revised product offerings and increased utilization of reinsurance for our new business. Over time, there can be no assurance that there will continue to be affordable reinsurance available. With respect to the in-force requirements, we have determined that approximately 12.6% of our universal life insurance reserves are subject to the new regulations, which require additional reserve adequacy testing. The financial impact related to the new reserving requirements on our in-force reserves subject to the new guidance was not significant.

(16)SEGMENT INFORMATION

   We operate through two business segments: U.S. Life Insurance and Runoff. Our U.S. Life Insurance segment includes our long-term care insurance, fixed deferred and immediate annuities businesses and life insurance. Our Runoff segment primarily includes variable annuity and institutional products. Corporate and Other activities include other corporate income and expenses not allocated to the segments.

   We use the same accounting policies and procedures to measure segment income
(loss) and assets as our consolidated net income (loss) and assets. Segment income represents the basis on which the performance of our business is assessed by management.

   See note (1)(c) for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2012:

                          U.S. LIFE          CORPORATE
(AMOUNTS IN MILLIONS)     INSURANCE  RUNOFF  AND OTHER   TOTAL
---------------------     --------- -------- --------- ---------
Net investment income.... $  331.1  $    5.5  $  1.9   $   338.5
Premiums.................    189.4        --      --       189.4
Net investment gains
  (losses)...............     (0.8)     75.7    11.6        86.5
Policy fees and other
  income.................     32.3      19.6      --        51.9
                          --------  --------  ------   ---------
   Total revenues........    552.0     100.8    13.5       666.3
                          --------  --------  ------   ---------
Benefits and other
  changes in policy
  reserves...............    256.2       1.1      --       257.3
Interest credited........    103.8       3.5      --       107.3
Acquisition and
  operating expenses,
  net of deferrals.......     43.6       7.0     0.6        51.2
Amortization of deferred
  acquisition costs and
  intangibles............     42.0       5.4      --        47.4
Interest expense.........      0.2       1.4      --         1.6
                          --------  --------  ------   ---------
   Total benefits and
     expenses............    445.8      18.4     0.6       464.8
                          --------  --------  ------   ---------
Income before income
  taxes..................    106.2      82.4    12.9       201.5
Provision for income
  taxes..................     37.1      27.8     4.7        69.6
                          --------  --------  ------   ---------
Net income............... $   69.1  $   54.6  $  8.2   $   131.9
                          ========  ========  ======   =========
Total assets............. $9,301.8  $1,437.2  $546.5   $11,285.5
                          ========  ========  ======   =========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2011:

                          U.S. LIFE           CORPORATE
(AMOUNTS IN MILLIONS)     INSURANCE  RUNOFF   AND OTHER   TOTAL
---------------------     --------- --------  --------- ---------
Net investment income.... $  325.8  $    3.0   $  0.6   $   329.4
Premiums.................    182.5        --       --       182.5
Net investment gains
  (losses)...............     (5.1)    (58.4)    (1.1)      (64.6)
Policy fees and other
  income.................     22.4      21.5       --        43.9
                          --------  --------   ------   ---------
   Total revenues........    525.6     (33.9)    (0.5)      491.2
                          --------  --------   ------   ---------
Benefits and other
  changes in policy
  reserves...............    235.8       1.7       --       237.5
Interest credited........    108.5       2.9       --       111.4
Acquisition and
  operating expenses,
  net of deferrals.......     50.8       9.3      1.1        61.2
Amortization of deferred
  acquisition costs and
  intangibles............     35.2       4.7       --        39.9
Goodwill impairment......     49.1        --                 49.1
Interest expense.........      0.3       1.7       --         2.0
                          --------  --------   ------   ---------
   Total benefits and
     expenses............    479.7      20.3      1.1       501.1
                          --------  --------   ------   ---------
Income (loss) before
  income taxes...........     45.9     (54.2)    (1.6)       (9.9)
Provision (benefit) for
  income taxes...........     33.4     (20.2)    (1.5)       11.7
                          --------  --------   ------   ---------
Net income (loss)........ $   12.5  $  (34.0)  $ (0.1)  $   (21.6)
                          ========  ========   ======   =========
Total assets............. $8,863.3  $1,587.7   $444.5   $10,895.5
                          ========  ========   ======   =========

   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2010:

                          U.S. LIFE        CORPORATE
(AMOUNTS IN MILLIONS)     INSURANCE RUNOFF AND OTHER  TOTAL
---------------------     --------- ------ --------- ------
Net investment income....  $311.4   $ 2.9    $ 2.3   $316.6
Premiums.................   182.2      --       --    182.2
Net investment gains
  (losses)...............   (23.7)    9.2     (5.9)   (20.4)
Policy fees and other
  income.................    16.7    29.2       --     45.9
                           ------   -----    -----   ------
   Total revenues........   486.6    41.3     (3.6)   524.3
                           ------   -----    -----   ------
Benefits and other
  changes in policy
  reserves...............   219.0     3.0       --    222.0
Interest credited........   114.0     3.0       --    117.0
Acquisition and
  operating expenses,
  net of deferrals.......    46.1    10.5      1.9     58.5
Amortization of deferred
  acquisition costs and
  intangibles............    26.3     2.5       --     28.8
Interest expense.........     0.3     1.8       --      2.1
                           ------   -----    -----   ------
   Total benefits and
     expenses............   405.7    20.8      1.9    428.4
                           ------   -----    -----   ------
Income (loss) before
  income taxes...........    80.9    20.5     (5.5)    95.9
Provision (benefit) for
  income taxes...........    28.8     6.4     (2.1)    33.1
                           ------   -----    -----   ------
Net income (loss)........  $ 52.1   $14.1    $(3.4)  $ 62.8
                           ======   =====    =====   ======

                                    PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (A) FINANCIAL STATEMENTS

   All required financial statements are included in Part B of this Registration Statement.

   (B) EXHIBITS

 (1)(a) Resolution of Board of Directors of GE Capital Life Assurance Company of New York ("GE Capital Life") authorizing the establishment of the GE Capital Life Separate Account II (the "Separate Account").
             Previously filed on September 10, 1997 with initial filing to Form
             N-4 for GE Capital Life Separate Account II, Registration No.
             333-39955.

 (1)(b)      Resolution of the Board of Directors of GE Capital Life Assurance
             Company of New York authorizing the change in name of GE Capital Life
             Assurance Company of New York to Genworth Life Insurance Company of
             New York. Previously filed on January 3, 2006 with Post-Effective
             Amendment No. 10 to Form N-4 for Genworth Life of New York VA
             Separate Account 1, Registration No. 333-97085.

 (1)(c)      Resolution of the Board of Directors of GE Capital Life Assurance
             Company of New York authorizing the change in name GE Capital Life
             Separate Account II to Genworth Life of New York VA Separate Account
             1. Previously filed on January 3, 2006 with Post-Effective Amendment
             No. 10 to Form N-4 for Genworth Life of New York VA Separate Account
             1, Registration No. 333-97085.

 (2)         Not Applicable.

 (3)         Underwriting Agreement between GE Capital Life and Capital Brokerage
             Corporation. Previously filed on May 13, 1998 with Pre-Effective
             Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II,
             Registration No. 333-39955.

    (i)      Dealer Sales Agreement. Previously filed on May 13, 1998 with
             Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
             Separate Account II, Registration No. 333-39955.

 (4)         Form of Contract. Previously filed on December 19, 2002 with
             Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
             Separate Account II, Registration No. 333-97085.

 (4)(a)      Payment Protection Rider. Previously filed on May 17, 2005 with
             Post-Effective Amendment No. 8 to Form N-4 for GE Capital Life
             Separate Account II, Registration No. 333-97085.

 (4)(b)(i)   Guaranteed Minimum Withdrawal Benefit for Life Rider Option.
             Previously filed on September 1, 2006 with Post-Effective Amendment
             No. 13 to Form N-4 for Genworth Life of New York VA Separate Account
             1, Registration No. 333-97085.

 (4)(b)(ii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on April 25, 2007 with Post-Effective Amendment No. 16 to Form
             N-4 for Genworth Life of New York VA Separate Account 1, Registration
             No. 333-97085.

 (4)(b)(iii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
             filed on November 27, 2007 with Post-Effective Amendment No. 19 to
             Form N-4 for Genworth Life of New York VA Separate Account 1,
             Registration No. 333-97085.

 (4)(b)(iv) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on August 26, 2008 with Post-Effective Amendment No. 21 to Form
             N-4 for Genworth Life of New York VA Separate Account 1, Registration
             No. 333-97085.

 (4)(c)    [Reserved.]

 (4)(d)    Payment Protection Variable Annuity Rider. Previously filed on
           October 20, 2006 with Post-Effective Amendment No. 14 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration No.
           333-97085.

 (5)       Form of Application. Previously filed on October 20, 2006 with
           Post-Effective Amendment No. 14 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-97085.

 (6)(a)    Amended and Restated Articles of Incorporation of Genworth Life
           Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 10 to Form N-4 for Genworth Life of
           New York VA Separate Account 1, Registration No. 333-97085.

    (b) By-Laws of Genworth Life Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 10 to Form
           N-4 for Genworth Life of New York VA Separate Account 1, Registration
           No. 333-97085.

 (7)       Reinsurance Agreements. Previously filed on April 26, 2010 with
           Post-Effective Amendment No. 25 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-97085.

 (7)(a)    Reinsurance Agreement. Previously filed on July 16, 2009 with
           Post-Effective Amendment No. 24 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-97085.

 (8)(a) Fund Participation Agreement between Genworth Life Insurance Company of New York and Federated Insurance Series. Previously filed on April
           25, 2007 with Post-Effective Amendment No. 16 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration No.
           333-97085.

    (b)    Participation Agreement between GE Investments Funds, Inc. Genworth
           Life Insurance Company of New York. Previously filed on September 1,
           2006 with Post-Effective Amendment No. 13 to Form N-4 for Genworth
           Life of New York VA Separate Account 1, Registration No. 333-97085.

    (c)    Participation Agreement between Janus Aspen Series and GE Capital
           Life. Previously filed with Post-Effective Amendment No. 19 to Form
           N-4 for GE Capital Life Separate Account II, Registration
           No. 333-47016.

    (d)    Form of Participation Agreement regarding Oppenheimer Variable
           Account Funds. Previously filed on December 7, 2000 with
           Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

    (e)(1) Amended and Restated Fund Participation Agreement among Variable
           Insurance Products Funds, Fidelity Distributors Corporation and
           Genworth Life Insurance Company of New York. Previously filed on
           April 29, 2008 with Post-Effective Amendment No. 20 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-97085.

    (e)(2) First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
           Corporation and Genworth Life Insurance Company of New York.
           Previously filed on April 29, 2008 with Post-Effective Amendment
           No. 20 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-97085.

    (g)    [Reserved.]

    (h)(1) Form of Participation Agreement between AIM Variable Insurance Series and GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

    (h)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and AIM Variable Insurance Funds.
           Previously filed on April 25, 2007 with Post-Effective Amendment No.
           16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
           Registration No. 333-97085.

    (i)(1) Form of Participation Agreement between Alliance Variable Series and
           GE Capital Life Assurance Company of New York. Previously filed with
           Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

    (i)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 25, 2007 with
           Post-Effective Amendment No. 16 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-97085.

    (j)(1) Form of Participation Agreement between MFS Variable Insurance Trust and GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

    (j)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and MFS Variable Insurance Trust.
           Previously filed on April 25, 2007 with Post-Effective Amendment No.
           16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
           Registration No. 333-97085.

    (k)(1) Form of Participation Agreement between PIMCO Variable Insurance
           Trust and GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital
           Life Separate Account II, Registration No. 333-47016.

    (k)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and PIMCO Variable Insurance Trust.
           Previously filed on April 25, 2007 with Post-Effective Amendment No.
           16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
           Registration No. 333-97085.

    (l)    Form of Participation Agreement between Rydex Variable Trust and GE
           Capital Life Assurance Company of New York. Previously filed with
           Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

    (m)(1) Form of Participation Agreement between Eaton Vance and GE Capital
           Life Assurance Company of New York. Previously filed on December 19,
           2002 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital
           Life Separate Account II, Registration No. 333-97085.

    (m)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and Eaton Vance Variable Trust.
           Previously filed on April 25, 2007 with Post-Effective Amendment No.
           16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
           Registration No. 333-97085.

    (n) Fund Participation Agreement between Genworth Life Insurance Company of New York and Van Kampen Life Investment Trust. Previously filed on
           April 25, 2007 with Post-Effective Amendment No. 16 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration No.
           333-97085.

    (o)    Form of Participation Agreement between Nations Separate Account
           Trust and GE Capital Life Assurance Company of New York. Previously filed on April 30, 2004 with Post-Effective Amendment No. 4 to Form
           N-4 for GE Capital Life Separate Account II, Registration No.
           333-97085.

    (p)(1) Form of Participation Agreement between Merrill Lynch Variable Series
           Funds, Inc. and GE Capital Life Assurance Company of New York.
           Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
           GE Capital Life Separate Account II, Registration No. 333-47016.

    (p)(2) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life Insurance Company of New York. Previously filed on
           April 29, 2008 with Post-Effective Amendment No. 20 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-97085.

    (q) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Capital Life Assurance Company of New York. Previously filed on November 5, 2004 with Post-Effective Amendment No. 6 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

    (r)  Amended and Restated Fund Participation Agreement between Franklin
         Templeton Variable Insurance Products Trust, Franklin/Templeton
         Distributors, Inc., Genworth Life Insurance Company of New York and
         Capital Brokerage Corporation. Previously filed on April 24, 2006 with Post-Effective Amendment No. 12 to Form N-4 for Genworth Life of
         New York VA Separate Account 1, Registration No. 333-97085.

    (s)  Form of Fund Participation Agreement between Genworth Life Insurance
         Company of New York and American Century Variable Portfolios II, Inc.
         Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
         Genworth Life of New York VA Separate Account 1, Registration No.
         333-97085.

    (t)  Form of Fund Participation Agreement between Genworth Life Insurance
         Company of New York and Goldman Sachs Variable Insurance Trust.
         Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
         Genworth Life of New York VA Separate Account 1, Registration No.
         333-97085.

    (u) Fund Participation Agreement between Genworth Life Insurance Company of New York and Legg Mason Partners Variable Equity Trust. Previously filed on April 25, 2007 with Post-Effective Amendment No. 16 to Form
         N-4 for Genworth Life of New York VA Separate Account 1, Registration
         No. 333-97085.

    (v) Fund Participation Agreement between Genworth Life Insurance Company of New York and The Prudential Series Fund. Previously filed on April
         25, 2007 with Post-Effective Amendment No. 16 to Form N-4 for
         Genworth Life of New York VA Separate Account 1, Registration No.
         333-97085.

    (w) Fund Participation Agreement between Genworth Life Insurance Company of New York and The Universal Institutional Funds, Inc. Previously filed on April 25, 2007 with Post-Effective Amendment No. 16 to Form
         N-4 for Genworth Life of New York VA Separate Account 1, Registration
         No. 333-97085.

    (x)  [Reserved.]

    (y)  Form of Fund Participation Agreement between American Century
         Investment Services, Inc. and Genworth Life Insurance Company of New
         York regarding American Century Variable Portfolios II, Inc.
         Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
         GE Capital Life Separate Account II, Registration No. 333-97085.

    (z)  Fund Participation Agreement between Genworth Life and Annuity
         Insurance Company, Genworth Variable Insurance Trust and Genworth
         Financial Wealth Management, Inc. Previously filed on April 27, 2009 with Post-Effective Amendment No. 23 to Form N-4 for Genworth Life of
         New York VA Separate Account 1, Registration No. 333-97085.

    (aa) Fund Participation Agreement between Wells Fargo Variable Trust and
         Genworth Life Insurance Company of New York. Previously filed on
         April 27, 2011 with Post-Effective Amendment No. 28 to Form N-4 for
         Genworth Life of New York VA Separate Account 1, Registration No.
         333-97085.

    (bb) Form of Fund Participation Agreement Amendment between Genworth Life
         Insurance Company of New York and Fund Company to distribute summary prospectuses pursuant to Rule 498. Previously filed on April 27, 2011 with Post-Effective Amendment No. 28 to Form N-4 for Genworth Life of
         New York VA Separate Account 1, Registration No. 333-97085.

 (9)     Opinion and Consent of Aneal V. Krishnamurthy, Counsel for Genworth
         Life Insurance Company of New York. Filed herewith.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)     Not Applicable.

(12)    Not Applicable.

(13)    Not Applicable.

(14)(a) Power of Attorney. Previously filed on April 27, 2011 with
        Post-Effective Amendment No. 28 and on October 14, 2011 with
        Post-Effective Amendment No. 29 to Form N-4 for Genworth Life of New
        York VA Separate Account 1, Registration No. 333-97085.

    (b) Power of Attorney. Previously filed on June 1, 2012 with
        Post-Effective Amendment No. 31 to Form N-4 for Genworth Life of New
        York VA Separate Account 1, Registration No. 333-97085.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


          NAME                       ADDRESS                        POSITION WITH COMPANY
          ----                        -------                        ---------------------
David J. Sloane.......... 666 Third Avenue, 9th Floor     Director, Chairperson of the Board,
                          New York, New York 10017        President and Chief Executive Officer
Ward E. Bobitz........... 6620 West Broad Street          Director, Vice President and Assistant
                          Richmond, Virginia 23230        Secretary
Richard I. Byer.......... 3060 Lucerne Park Drive         Director
                          Lake Worth, Florida 33467
Paul A. Haley............ 6610 West Broad Street          Director, Senior Vice President and Chief
                          Richmond, Virginia 23230        Actuary
Patrick B. Kelleher...... 6610 West Broad Street          Director and Senior Vice President
                          Richmond, Virginia 23230
Daniel J. Sheehan, IV.... 3001 Summer Street              Director, Senior Vice President and Chief
                          2nd Floor                       Investment Officer
                          Stamford, Connecticut 06905
Terrence O. Jones........ 14 Chamberlin Court             Director
                          Cranberry, New Jersey 08512
Amy R. Corbin............ 6610 West Broad Street          Senior Vice President and Chief Financial
                          Richmond, Virginia 23230        Officer
Alexandra Duran.......... 150 E. 85th Street              Director
                          New York, New York 10028
Harry D. Dunn............ 6610 West Broad Street          Director and Vice President
                          Richmond, Virginia 23230
James J. Buddle.......... 704 Green View Lane             Director
                          Doylestown, Pennsylvania 18901
John G. Apostle, II...... 6620 West Broad Street          Vice President and Chief Compliance
                          Richmond, Virginia 23230        Officer
Thomas E. Duffy.......... 6610 West Broad Street          Senior Vice President, General Counsel and
                          Richmond, Virginia 23230        Secretary
Elena K. Edwards......... 700 Main Street                 Senior Vice President
                          Lynchburg, Virginia 24504
Patrick M. Foley......... 6610 West Broad Street          Senior Vice President
                          Richmond, Virginia 23230
Martin P. Klein.......... 6610 West Broad Street          Senior Vice President
                          Richmond, Virginia 23230
Scott J. McKay........... 6610 West Broad Street          Senior Vice President
                          Richmond, Virginia 23230
Leon E. Roday............ 6620 West Broad Street          Senior Vice President
                          Richmond, Virginia 23230
Jac J. Amerell........... 6610 West Broad Street          Vice President and Controller
                          Richmond, Virginia 23230

          NAME                    ADDRESS           POSITION WITH COMPANY
          ----                     -------          ---------------------
Gary T. Prizzia.......... 6620 West Broad Street         Treasurer
                          Richmond, Virginia 23230

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


                                  [FLOW CHART]




ITEM 27.  NUMBER OF CONTRACTOWNERS


   There were 1,215 owners of Qualified Contracts and 890 owners of Non-Qualified Contracts as of February 27, 2013.


ITEM 28. INDEMNIFICATION

   (a) Article VII of the By-Laws of Genworth Life Insurance Company of New York provides that:

      1. To the fullest extent allowed under New York Law, including New York Business Corporation Law, the Company shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interest of the Company, and with respect to any criminal action, had no reasonable cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had any reasonable cause to believe his conduct unlawful.

      2. To the fullest extent allowed under New York Law, including New York Business Corporation law, the Company shall indemnify each director, officer or employee of the Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith for a purpose which he reasonably believed to be in the best interests of the Company.

      3. Notice to the Superintendent of Insurance for the State of New York of any payment of indemnification, advancement or allowance under Subsections 1 and 2 above shall be made at least thirty (30) days prior thereto in accordance with the requirements of Section 1216 of New York Insurance Law.

      4. For the purposes of this section, the Company shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Company also imposes duties on, or-otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interests of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Company.

      5. Any indemnification under Subsections 1 and 2 (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Subsections 1 and 2. Such determination shall be made:

          a. by the Board of Directors of the Company by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding; or

          b. if such quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, (1) by the Board upon the opinion of independent legal counsel in a written opinion; or, (2) by the Stockholders of the Company.

      6. Expenses (including attorney's fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Company in advance of the final disposition of such action, suit, or proceeding as authorized in the manner provided in Subsection 3 upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Company in case the person receiving the advancement or allowance is ultimately found not to be entitled to indemnification, or when indemnification is granted to the extent such advances exceed the indemnification to which he is entitled.

      7. The Company shall have the power to the fullest extent allowed under New York Law, including New York Business Corporation law, to indemnify any person referred to in this Section.

      8. Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Company and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

      9. The foregoing rights and indemnification shall not be exclusive of any other rights and indemnifications to which the directors, officers and employees of the Company may be entitled according to law.

      10. Provisions of Article VII as set forth above shall constitute a contract between the Company and the directors.

   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

ITEM 29.  PRINCIPAL UNDERWRITER

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity contracts and flexible premium single life and joint and last survivor variable life insurance policies issued through Genworth Life of New York VA Separate Account 1, Genworth Life of New York VA Separate Account 2 and Genworth Life of New York VL Separate Account 1.

   (b)


         NAME                 ADDRESS           POSITIONS AND OFFICES WITH UNDERWRITER
         ----                  -------          --------------------------------------
Scott R. Reeks......... 6620 W. Broad St.     President and Chief Executive Officer
                        Richmond, VA 23230
Thomas E. Duffy........ 6610 W. Broad St.     Director and Vice President
                        Richmond, VA 23230
Elizabeth M. O'Brien... 6610 W. Broad St.     Director
                        Richmond, VA 23230
John G. Apostle, II.... 6620 W. Broad St.     Director
                        Richmond, VA 23230
Martin P. Klein........ 6610 W. Broad St.     Senior Vice President
                        Richmond, VA 23230
Scott E. Wolfe......... 6620 W. Broad Street  Senior Vice President and Chief Compliance
                        Richmond, VA 23230    Officer
Vidal J. Torres, Jr.... 6610 W. Broad St.     Vice President and Secretary
                        Richmond, VA 23230
Daniel P. Healey....... 6610 W. Broad St.     Vice President
                        Richmond, VA 23230
Gary T. Prizzia........ 6620 W. Broad Street  Treasurer
                        Richmond, VA 23230
Linda C. Bagnell....... 6610 W. Broad St.     Financial & Operations Principal
                        Richmond, VA 23230

   (c)


                                          (2)
                                    NET UNDERWRITING       (3)            (4)
                                     DISCOUNTS AND     COMPENSATION    BROKERAGE      (5)
(1) NAME OF PRINCIPAL UNDERWRITER     COMMISSIONS     ON REDEMPTION   COMMISSIONS COMPENSATION
---------------------------------   ----------------   -------------  ----------- ------------
Capital Brokerage Corporation...... Not Applicable    Not Applicable     10.0%    $5.0 million


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life Insurance Company of New York at its Service Center at 6610 West Broad Street, Richmond, Virginia 23230.

ITEM 31.  MANAGEMENT SERVICES

   Not Applicable.

ITEM 32.  UNDERTAKINGS

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life Insurance Company of New York at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   (d) Genworth Life Insurance Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life Insurance Company of New York.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life Insurance Company of New York represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 25th day of April 2013.


                                   GENWORTH LIFE OF NEW YORK VA SEPARATE
                                   ACCOUNT 1
                                     (Registrant)

                                   By:            /s/  PAUL A. HALEY
                                        -------------------------------------
                                                     PAUL A. HALEY
                                                 SENIOR VICE PRESIDENT

                                        GENWORTH LIFE INSURANCE COMPANY OF
                                          NEW YORK
                                        (Depositor)

                                   By:            /s/  PAUL A. HALEY
                                        --------------------------------------
                                                     PAUL A. HALEY
                                                 SENIOR VICE PRESIDENT

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


         SIGNATURE                           TITLE                       DATE
         ---------                           -----                       ----

   /s/  DAVID J. SLOANE*     Director, Chairperson of the Board,    April 25, 2013
----------------------------   President and Chief Executive
      DAVID J. SLOANE          Officer

   /s/  WARD E. BOBITZ*      Director, Vice President and           April 25, 2013
----------------------------   Assistant Secretary
      WARD E. BOBITZ

   /s/  RICHARD I. BYER*     Director                               April 25, 2013
----------------------------
      RICHARD I. BYER

    /s/  PAUL A. HALEY       Director, Senior Vice President and    April 25, 2013
----------------------------   Chief Actuary
       PAUL A. HALEY

   /s/  ALEXANDRA DURAN*     Director                               April 25, 2013
----------------------------
      ALEXANDRA DURAN

 /s/  PATRICK B. KELLEHER*   Director and Senior Vice President     April 25, 2013
----------------------------
    PATRICK B. KELLEHER

/s/  DANIEL J. SHEEHAN, IV*  Director, Senior Vice President and    April 25, 2013
----------------------------   Chief Investment Officer
   DANIEL J. SHEEHAN, IV

    /S/  HARRY D. DUNN*      Director and Vice President            April 25, 2013
----------------------------
       HARRY D. DUNN

       SIGNATURE                         TITLE                       DATE
       ---------                         -----                       ----

/S/  TERRENCE O. JONES*  Director                               April 25, 2013
------------------------
   TERRENCE O. JONES

 /S/  JAMES J. BUDDLE*   Director                               April 25, 2013
------------------------
    JAMES J. BUDDLE

  /s/  AMY R. CORBIN*    Senior Vice President and Chief        April 25, 2013
------------------------   Financial Officer
     AMY R. CORBIN

 /s/  JAC J. AMERELL*    Vice President and Controller          April 25, 2013
------------------------
    JAC J. AMERELL



*By:    /s/  PAUL A. HALEY    , pursuant to Power of         April 25, 2013
      ----------------------    Attorney executed on April
          PAUL A. HALEY         1, 2011, October 11, 2011
                                and May 25, 2012.